UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2017

Item 1.    Reports to Stockholders

This filing is on behalf of forty-five of the fifty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2017

Dear SunAmerica Series Trust Investor:

We are pleased to present our semi-annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2017. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2017

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2017 and held until July 31, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended July 31, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended July 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended July 31, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2017” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2017	Ending Account Value Using Actual Return at July 31, 2017	Expenses Paid During the Period Ended July 31, 2017*	Beginning Account Value at February 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2017	Expenses Paid During the Period Ended July 31, 2017*	Annualized Expense Ratio*
Ultra Short Bond
Class 1	$1,000.00	$1,004.74	$2.49	$1,000.00	$1,022.32	$2.51	0.50%
Class 2	$1,000.00	$1,003.84	$3.23	$1,000.00	$1,021.57	$3.26	0.65%
Class 3	$1,000.00	$1,003.88	$3.73	$1,000.00	$1,021.08	$3.76	0.75%
Corporate Bond
Class 1	$1,000.00	$1,046.30	$2.79	$1,000.00	$1,022.07	$2.76	0.55%
Class 2	$1,000.00	$1,044.84	$3.55	$1,000.00	$1,021.32	$3.51	0.70%
Class 3	$1,000.00	$1,044.33	$4.06	$1,000.00	$1,020.83	$4.01	0.80%
Global Bond
Class 1	$1,000.00	$1,051.28	$3.61	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,050.83	$4.37	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,050.37	$4.88	$1,000.00	$1,020.03	$4.81	0.96%
High-Yield Bond
Class 1	$1,000.00	$1,056.41	$3.31	$1,000.00	$1,021.57	$3.26	0.65%
Class 2	$1,000.00	$1,054.70	$4.08	$1,000.00	$1,020.83	$4.01	0.80%
Class 3	$1,000.00	$1,056.80	$4.59	$1,000.00	$1,020.33	$4.51	0.90%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,027.12	$2.66	$1,000.00	$1,022.17	$2.66	0.53%
Class 2	$1,000.00	$1,027.24	$3.42	$1,000.00	$1,021.42	$3.41	0.68%
Class 3	$1,000.00	$1,026.26	$3.92	$1,000.00	$1,020.93	$3.91	0.78%
SA Fixed Income Index#+
Class 1	$1,000.00	$1,020.00	$1.66	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$1,019.00	$2.87	$1,000.00	$1,021.87	$2.96	0.59%
Balanced#
Class 1	$1,000.00	$1,059.19	$3.78	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,058.79	$4.54	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,057.93	$5.05	$1,000.00	$1,019.89	$4.96	0.99%
SA MFS Total Return
Class 1	$1,000.00	$1,058.85	$3.57	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,058.33	$4.34	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,057.40	$4.85	$1,000.00	$1,020.08	$4.76	0.95%
SunAmerica Dynamic Allocation#
Class 1	$1,000.00	$1,096.46	$1.09	$1,000.00	$1,023.75	$1.05	0.21%
Class 3	$1,000.00	$1,094.93	$2.39	$1,000.00	$1,022.51	$2.31	0.46%
SunAmerica Dynamic Strategy#
Class 1	$1,000.00	$1,086.99	$1.14	$1,000.00	$1,023.70	$1.10	0.22%
Class 3	$1,000.00	$1,086.33	$2.43	$1,000.00	$1,022.46	$2.36	0.47%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$1,067.17	$4.66	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,067.24	$5.95	$1,000.00	$1,019.04	$5.81	1.16%
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$1,068.74	$4.62	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,067.89	$5.90	$1,000.00	$1,019.09	$5.76	1.15%
SA T. Rowe Price VCP Balanced#
Class 1	$1,000.00	$1,098.90	$4.68	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,098.07	$5.98	$1,000.00	$1,019.09	$5.76	1.15%
VCP Total Return BalancedSM#
Class 1	$1,000.00	$1,078.83	$4.59	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,077.13	$5.87	$1,000.00	$1,019.14	$5.71	1.14%
VCPSM Value#
Class 1	$1,000.00	$1,043.03	$4.20	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,042.30	$5.47	$1,000.00	$1,019.44	$5.41	1.08%
Telecom Utility
Class 1	$1,000.00	$1,114.84	$4.98	$1,000.00	$1,020.08	$4.76	0.95%
Class 2	$1,000.00	$1,114.67	$5.77	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,114.53	$6.29	$1,000.00	$1,018.84	$6.01	1.20%
SA Large Cap Index@#
Class 1	$1,000.00	$1,092.99	$1.71	$1,000.00	$1,023.16	$1.66	0.33%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2017	Ending Account Value Using Actual Return at July 31, 2017	Expenses Paid During the Period Ended July 31, 2017*	Beginning Account Value at February 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2017	Expenses Paid During the Period Ended July 31, 2017*	Annualized Expense Ratio*
Growth-Income#
Class 1	$1,000.00	$1,063.96	$2.92	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$1,063.13	$3.68	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$1,062.44	$4.19	$1,000.00	$1,020.73	$4.11	0.82%
Equity Opportunities
Class 1	$1,000.00	$1,096.03	$4.00	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,094.61	$4.78	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,094.44	$5.30	$1,000.00	$1,019.74	$5.11	1.02%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$1,083.67	$3.62	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,082.66	$4.39	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,082.07	$4.90	$1,000.00	$1,020.08	$4.76	0.95%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,061.49	$3.27	$1,000.00	$1,021.62	$3.21	0.64%
Class 2	$1,000.00	$1,060.90	$4.04	$1,000.00	$1,020.88	$3.96	0.79%
Class 3	$1,000.00	$1,060.56	$4.55	$1,000.00	$1,020.38	$4.46	0.89%
SA AB Growth
Class 1	$1,000.00	$1,147.32	$3.46	$1,000.00	$1,021.57	$3.26	0.65%
Class 2	$1,000.00	$1,146.62	$4.26	$1,000.00	$1,020.83	$4.01	0.80%
Class 3	$1,000.00	$1,145.77	$4.79	$1,000.00	$1,020.33	$4.51	0.90%
Capital Growth#
Class 1	$1,000.00	$1,098.95	$4.01	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,097.53	$4.78	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,097.07	$5.30	$1,000.00	$1,019.74	$5.11	1.02%
SA MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,107.86	$3.66	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,107.33	$4.44	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,106.89	$4.96	$1,000.00	$1,020.08	$4.76	0.95%
Fundamental Growth
Class 1	$1,000.00	$1,181.39	$4.92	$1,000.00	$1,020.28	$4.56	0.91%
Class 2	$1,000.00	$1,180.77	$5.73	$1,000.00	$1,019.54	$5.31	1.06%
Class 3	$1,000.00	$1,180.54	$6.27	$1,000.00	$1,019.04	$5.81	1.16%
Blue Chip Growth
Class 1	$1,000.00	$1,107.27	$3.66	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,106.75	$4.44	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$1,105.50	$4.96	$1,000.00	$1,020.08	$4.76	0.95%
Real Estate
Class 1	$1,000.00	$1,049.87	$4.12	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,048.67	$4.88	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,048.96	$5.39	$1,000.00	$1,019.54	$5.31	1.06%
Small Company Value
Class 1	$1,000.00	$1,004.04	$4.97	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,002.85	$6.21	$1,000.00	$1,018.60	$6.26	1.25%
Mid-Cap Growth#
Class 1	$1,000.00	$1,128.11	$4.22	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,127.30	$5.01	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,126.25	$5.54	$1,000.00	$1,019.59	$5.26	1.05%
Aggressive Growth
Class 1	$1,000.00	$1,131.36	$4.44	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$1,130.53	$5.23	$1,000.00	$1,019.89	$4.96	0.99%
Class 3	$1,000.00	$1,129.81	$5.76	$1,000.00	$1,019.39	$5.46	1.09%
Growth Opportunities
Class 1	$1,000.00	$1,110.13	$4.13	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,110.24	$4.92	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,108.58	$5.44	$1,000.00	$1,019.64	$5.21	1.04%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,158.78	$4.28	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,157.35	$5.08	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,157.80	$5.62	$1,000.00	$1,019.59	$5.26	1.05%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2017	Ending Account Value Using Actual Return at July 31, 2017	Expenses Paid During the Period Ended July 31, 2017*	Beginning Account Value at February 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2017	Expenses Paid During the Period Ended July 31, 2017*	Annualized Expense Ratio*
Technology#
Class 1	$1,000.00	$1,151.42	$5.65	$1,000.00	$1,019.54	$5.31	1.06%
Class 2	$1,000.00	$1,151.61	$6.46	$1,000.00	$1,018.79	$6.06	1.21%
Class 3	$1,000.00	$1,148.69	$6.98	$1,000.00	$1,018.30	$6.56	1.31%
Small & Mid Cap Value
Class 1	$1,000.00	$1,014.70	$4.75	$1,000.00	$1,020.08	$4.76	0.95%
Class 2	$1,000.00	$1,013.66	$5.49	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,013.23	$5.99	$1,000.00	$1,018.84	$6.01	1.20%
SA Index Allocation 60/40#+
Class 1	$1,000.00	$1,059.00	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,058.00	$2.13	$1,000.00	$1,022.66	$2.16	0.43%
SA Index Allocation 80/20#+
Class 1	$1,000.00	$1,072.00	$0.90	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,070.00	$2.15	$1,000.00	$1,022.66	$2.16	0.43%
SA Index Allocation 90/10#+
Class 1	$1,000.00	$1,080.00	$0.90	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,079.00	$2.16	$1,000.00	$1,022.66	$2.16	0.43%
SA Mid Cap Index#+
Class 1	$1,000.00	$1,047.00	$1.97	$1,000.00	$1,022.81	$2.01	0.40%
Class 3	$1,000.00	$1,046.00	$3.21	$1,000.00	$1,021.57	$3.26	0.65%
SA Small Cap Index#+
Class 1	$1,000.00	$1,063.00	$2.24	$1,000.00	$1,022.56	$2.26	0.45%
Class 3	$1,000.00	$1,061.00	$3.48	$1,000.00	$1,021.32	$3.51	0.70%
International Growth and Income#
Class 1	$1,000.00	$1,150.64	$5.07	$1,000.00	$1,020.08	$4.76	0.95%
Class 2	$1,000.00	$1,148.78	$5.86	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,149.25	$6.39	$1,000.00	$1,018.84	$6.01	1.20%
Global Equities#
Class 1	$1,000.00	$1,104.70	$3.97	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,104.46	$4.75	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,103.39	$5.27	$1,000.00	$1,019.79	$5.06	1.01%
International Diversified Equities
Class 1	$1,000.00	$1,152.15	$4.70	$1,000.00	$1,020.43	$4.41	0.88%
Class 2	$1,000.00	$1,151.72	$5.50	$1,000.00	$1,019.69	$5.16	1.03%
Class 3	$1,000.00	$1,150.94	$6.03	$1,000.00	$1,019.19	$5.66	1.13%
Emerging Markets#
Class 1	$1,000.00	$1,215.19	$6.15	$1,000.00	$1,019.24	$5.61	1.12%
Class 2	$1,000.00	$1,213.28	$6.97	$1,000.00	$1,018.50	$6.36	1.27%
Class 3	$1,000.00	$1,213.67	$7.52	$1,000.00	$1,018.00	$6.85	1.37%
Foreign Value
Class 1	$1,000.00	$1,125.50	$4.37	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,124.92	$5.16	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,124.58	$5.69	$1,000.00	$1,019.44	$5.41	1.08%
SA International Index#+
Class 1	$1,000.00	$1,113.00	$2.65	$1,000.00	$1,022.22	$2.61	0.52%
Class 3	$1,000.00	$1,112.00	$3.92	$1,000.00	$1,020.98	$3.86	0.77%

@	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period) except for SA Fixed Income Index Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio, SA Mid Cap Index Portfolio, SA Small Cap Index Portfolio, SA International Index Portfolio, “Actual Return” information which were multiplied by 176 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2017” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2017” and the “Annualized Expense Ratio” would have been lower.
+	Commenced operations on February 6, 2017

6

SunAmerica Series Trust Ultra Short Bond Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	22.9%
Banks-Special Purpose	13.8
Oil Companies-Integrated	11.2
SupraNational Banks	10.1
Regional Agencies	6.1
Regional Authority	5.1
Medical-Drugs	4.1
Sovereign Agency	4.1
Auto-Cars/Light Trucks	3.0
Computers	2.3
Federal Home Loan Bank	2.3
Diversified Manufacturing Operations	2.2
Certificates of Deposit	2.1
Insurance-Reinsurance	2.0
Registered Investment Companies	2.0
Banks-Export/Import	1.8
United States Treasury Notes	1.5
Networking Products	1.4
Diversified Financial Services	0.9
Computer Services	0.8
Commercial Paper	0.7
Winding-Up Agency	0.4
Food-Misc./Diversified	0.3
Metal Processors & Fabrication	0.2
Retail-Discount	0.2
Federal National Mtg. Assoc.	0.2
Applications Software	0.1

101.8%

Credit Quality**†

Aaa	29.8%
Aa	51.5
A	15.4
Not Rated@	3.3

100.0%

*	Calculated as a percentage of net assets.
**	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

7

SunAmerica Series Trust Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 22.4%
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.20% due 06/01/2019	$300,000	$314,410

Auto-Cars/Light Trucks — 3.0%
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	300,000	299,078
Toyota Motor Credit Corp. FRS Senior Notes 1.41% due 08/15/2018	1,000,000	1,002,079
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	800,000	800,514
Toyota Motor Credit Corp. FRS Senior Notes 1.56% due 01/09/2019	1,484,000	1,488,237
Toyota Motor Credit Corp. FRS Senior Notes 1.62% due 01/12/2018	1,500,000	1,501,921
Toyota Motor Credit Corp. FRS Senior Notes 1.68% due 04/06/2018	5,500,000	5,512,573
Toyota Motor Credit Corp. FRS Senior Notes 1.69% due 01/17/2019	500,000	502,127
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	650,000	651,247
Toyota Motor Credit Corp. Senior Notes 1.70% due 02/19/2019	694,000	695,687
Toyota Motor Credit Corp. FRS Senior Notes 1.76% due 07/13/2018	1,200,000	1,204,914
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	1,471,000	1,481,893
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	989,000	997,599

		16,137,869

Computer Services — 0.8%
International Business Machines Corp. Senior Notes 1.13% due 02/06/2018	1,500,000	1,498,284
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	3,000,000	3,014,640

		4,512,924

Computers — 2.3%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,000,000	997,183
Apple, Inc. FRS Senior Notes 1.26% due 02/08/2019	2,500,000	2,501,895
Apple, Inc. FRS Senior Notes 1.42% due 05/03/2018	4,000,000	4,008,908

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Apple, Inc. FRS Senior Notes 1.48% due 05/06/2019	$3,341,000	$3,356,883
Apple, Inc. Senior Notes 1.55% due 02/08/2019	800,000	800,447
Apple, Inc. Senior Notes 1.70% due 02/22/2019	900,000	903,410

		12,568,726

Diversified Financial Services — 0.8%
USAA Capital Corp. FRS Senior Notes 1.40% due 02/01/2019*	4,100,000	4,106,458

Diversified Manufacturing Operations — 2.3%
General Electric Capital Corp. FRS Senior Notes 1.45% due 08/07/2018	1,218,000	1,220,637
General Electric Capital Corp. FRS Senior Notes 1.81% due 01/14/2019	500,000	503,213
General Electric Capital Corp. FRS Senior Notes 2.01% due 04/02/2018	1,785,000	1,793,413
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	3,500,000	3,607,090
General Electric Co. Senior Notes 5.25% due 12/06/2017	5,500,000	5,572,748

		12,697,101

Food-Misc./Diversified — 0.3%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 07/24/2018	1,500,000	1,497,165

Insurance-Reinsurance — 2.0%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.77% due 03/07/2018	9,243,000	9,277,153
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	1,000,000	997,287
Berkshire Hathaway, Inc. FRS Senior Notes 1.33% due 08/06/2018	778,000	778,864

		11,053,304

Medical-Drugs — 3.4%
Merck & Co., Inc. FRS Senior Notes 1.54% due 05/18/2018	10,970,000	11,000,277
Pfizer, Inc. Senior Notes 1.20% due 06/01/2018	6,000,000	5,987,856
Pfizer, Inc. Senior Notes 2.10% due 05/15/2019	1,500,000	1,515,489

		18,503,622

8

SunAmerica Series Trust Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	$1,000,000	$999,051

Networking Products — 1.4%
Cisco Systems, Inc. FRS Senior Notes 1.56% due 06/15/2018	601,000	602,312
Cisco Systems, Inc. Senior Notes 1.65% due 06/15/2018	2,500,000	2,504,510
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	4,400,000	4,441,118

		7,547,940

Oil Companies-Integrated — 5.6%
Chevron Corp. FRS Senior Notes 1.29% due 02/28/2019	450,000	450,252
Chevron Corp. Senior Notes 1.37% due 03/02/2018	5,860,000	5,858,459
Chevron Corp. Senior Notes 1.56% due 05/16/2019	3,915,000	3,914,295
Chevron Corp. FRS Senior Notes 1.68% due 05/16/2018	2,997,000	3,008,209
Chevron Corp. Senior Notes 1.69% due 02/28/2019	1,350,000	1,353,529
Chevron Corp. Senior Notes 1.79% due 11/16/2018	1,676,000	1,682,920
Exxon Mobil Corp. FRS Senior Notes 1.25% due 03/01/2018	4,100,000	4,100,410
Exxon Mobil Corp. Senior Notes 1.44% due 03/01/2018	4,500,000	4,504,387
Exxon Mobil Corp. FRS Senior Notes 1.80% due 02/28/2018	5,400,000	5,419,688

		30,292,149

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 1.13% due 04/11/2018	1,000,000	998,621

Total U.S. Corporate Bonds & Notes (cost $121,193,521)		121,229,340

FOREIGN CORPORATE BONDS & NOTES — 55.3%
Banks-Commercial — 22.9%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.45% due 05/15/2018	3,400,000	3,396,736
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.74% due 01/16/2018*	6,000,000	6,009,816

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.93% due 11/16/2018*	$1,500,000	$1,511,049
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.00% due 11/16/2018	750,000	753,641
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 06/13/2019	500,000	504,854
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,200,000	1,196,312
Bank of Montreal Senior Notes 1.40% due 04/10/2018	2,000,000	1,998,672
Bank of Montreal Senior Notes 1.80% due 07/31/2018	1,000,000	1,002,430
Bank of Montreal FRS Senior Notes 1.90% due 04/09/2018	1,500,000	1,504,661
Bank of Nova Scotia FRS Senior Notes 1.70% due 06/11/2018	2,000,000	2,003,400
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	8,900,000	8,942,311
Commonwealth Bank of Australia Senior Notes 1.38% due 09/06/2018*	8,050,000	8,026,220
Commonwealth Bank of Australia FRS Senior Notes 1.64% due 03/12/2018*	642,000	643,236
Commonwealth Bank of Australia Senior Notes 1.75% due 11/02/2018	5,000,000	5,002,785
Commonwealth Bank of Australia FRS Senior Bonds 1.96% due 11/02/2018*	800,000	806,330
Commonwealth Bank of Australia FRS Senior Notes 2.31% due 03/15/2019	1,100,000	1,113,214
Commonwealth Bank of Australia Senior Notes 2.50% due 09/20/2018	1,000,000	1,009,435
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2019	6,789,000	6,850,481
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,768,059
National Australia Bank, Ltd. FRS Senior Notes 1.55% due 07/25/2019*	1,000,000	999,612
National Australia Bank, Ltd. FRS Senior Notes 1.95% due 07/23/2018	7,200,000	7,234,776
National Australia Bank, Ltd. FRS Senior Notes 1.95% due 07/23/2018*	1,000,000	1,004,830

9

SunAmerica Series Trust Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Nordea Bank AB Senior Notes 1.88% due 09/17/2018*	$1,083,000	$1,084,841
Nordea Bank AB Senior Notes 1.88% due 09/17/2018	332,000	332,564
Nordea Bank AB FRS Senior Notes 2.11% due 09/17/2018	1,250,000	1,260,634
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	2,760,000	2,763,740
Royal Bank of Canada Senior Notes 1.50% due 06/07/2018	1,900,000	1,898,294
Royal Bank of Canada Senior Notes 1.63% due 04/15/2019	1,000,000	997,880
Royal Bank of Canada FRS Senior Notes 1.75% due 01/10/2019	4,500,000	4,517,762
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	3,772,000	3,780,826
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	3,100,000	3,123,560
Royal Bank of Canada Senior Notes 2.20% due 07/27/2018	1,650,000	1,659,984
Svenska Handelsbanken AB Senior Notes 2.50% due 01/25/2019	4,000,000	4,044,572
Swedbank AB Senior Notes 2.38% due 02/27/2019*	1,900,000	1,914,875
Toronto-Dominion Bank Senior Notes 1.40% due 04/30/2018	3,000,000	2,998,644
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	2,700,000	2,698,429
Toronto-Dominion Bank FRS Senior Notes 1.54% due 03/13/2018	1,000,000	1,001,338
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	2,800,000	2,806,356
Toronto-Dominion Bank FRS Senior Notes 2.15% due 01/22/2019	4,500,000	4,545,274
Toronto-Dominion Bank Senior Notes 2.63% due 09/10/2018	2,498,000	2,527,157
Westpac Banking Corp. FRS Senior Notes 1.43% due 04/26/2019*	500,000	499,791
Westpac Banking Corp. FRS Senior Notes 1.62% due 05/25/2018	2,104,000	2,109,308
Westpac Banking Corp. FRS Senior Notes 1.93% due 11/23/2018	2,000,000	2,015,092

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	$3,283,000	$3,292,045
Westpac Banking Corp. FRS Senior Notes 2.05% due 07/30/2018	7,430,000	7,473,473
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	705,569

		124,334,868

Banks-Export/Import — 1.8%
Svensk Exportkredit AB Senior Notes 1.13% due 04/05/2018	2,500,000	2,495,325
Svensk Exportkredit AB Senior Notes 1.25% due 04/12/2019	1,500,000	1,492,035
Svensk Exportkredit AB FRS Senior Notes 1.40% due 10/04/2018	2,200,000	2,201,467
Svensk Exportkredit AB Senior Notes 1.88% due 06/17/2019	3,300,000	3,317,101

		9,505,928

Banks-Special Purpose — 13.8%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	595,116
Bank Nederlandse Gemeenten NV Senior Notes 1.13% due 05/25/2018*	1,500,000	1,496,190
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 03/19/2018	5,000,000	4,999,020
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 01/28/2019	3,876,000	3,865,229
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019*	348,000	347,662
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019	4,944,000	4,939,204
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 06/11/2019	144,000	144,697
KFW Government Guar. Notes 1.00% due 09/07/2018	6,000,000	5,974,790
KFW Government Guar. Notes 1.13% due 11/16/2018	1,000,000	996,510
KFW Government Guar. Notes 1.50% due 02/06/2019	8,800,000	8,805,368
L-Bank BW Foerderbank Government Guar. Notes 1.00% due 04/23/2018	10,200,000	10,169,706
Landwirtschaftliche Rentenbank Government Guar. Notes 1.75% due 04/15/2019	500,000	502,255

10

SunAmerica Series Trust Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Special Purpose (continued)
Nederlandse Waterschapsbank NV Senior Notes 0.88% due 07/13/2018	$3,000,000	$2,984,136
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 01/16/2018	4,000,000	3,997,992
Nederlandse Waterschapsbank NV Senior Notes 1.50% due 01/23/2019*	3,500,000	3,497,260
Nederlandse Waterschapsbank NV Senior Notes 1.88% due 03/13/2019	2,000,000	2,009,114
NRW Bank Government Guar. Notes 1.38% due 08/20/2018	4,500,000	4,493,641
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 05/29/2018	4,900,000	4,889,465
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 04/26/2019	2,000,000	1,984,718
Oesterreichische Kontrollbank AG Government Guar. Notes 1.63% due 03/12/2019	8,000,000	8,008,464

		74,700,537

Medical-Drugs — 0.7%
Sanofi Senior Notes 1.25% due 04/10/2018	4,000,000	3,995,504

Oil Companies-Integrated — 5.6%
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	5,250,000	5,253,045
Shell International Finance BV FRS Company Guar. Notes 1.76% due 11/10/2018	1,700,000	1,710,931
Shell International Finance BV Company Guar. Notes 1.90% due 08/10/2018	6,500,000	6,523,595
Statoil ASA Company Guar. Notes 1.20% due 01/17/2018	3,000,000	2,996,139
Statoil ASA FRS Company Guar. Notes 1.64% due 11/08/2018	3,297,000	3,311,612
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	6,751,000	6,773,454
Total Capital Canada, Ltd. Company Guar. Notes 1.45% due 01/15/2018	979,000	979,016
Total Capital International SA Company Guar. Notes 2.13% due 01/10/2019	1,500,000	1,511,832
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	1,500,000	1,510,230

		30,569,854

Security Description	Principal Amount	Value (Note 2)
SupraNational Banks — 10.1%
African Development Bank Senior Notes 1.00% due 05/15/2019	$800,000	$792,704
African Development Bank Senior Notes 1.63% due 10/02/2018	4,500,000	4,509,378
Asian Development Bank Senior Notes 0.88% due 04/26/2018	5,000,000	4,984,025
Asian Development Bank Senior Notes 1.88% due 10/23/2018	2,000,000	2,011,740
Asian Development Bank Senior Notes 1.88% due 04/12/2019	600,000	603,893
Council of Europe Development Bank Senior Bonds 1.00% due 02/04/2019	1,200,000	1,190,833
Council of Europe Development Bank Senior Notes 1.50% due 05/17/2019	8,000,000	8,000,080
European Bank for Reconstruction & Development Senior Notes 1.63% due 11/15/2018	12,626,000	12,648,512
European Investment Bank Senior Notes 1.13% due 08/15/2018	3,500,000	3,490,060
European Investment Bank Senior Notes 1.25% due 05/15/2019	5,000,000	4,977,700
European Investment Bank Senior Notes 1.63% due 12/18/2018	4,000,000	4,009,524
European Investment Bank Senior Notes 1.88% due 03/15/2019	400,000	402,483
European Investment Bank Senior Notes 2.13% due 03/15/2019	3,000,000	3,030,348
Inter-American Development Bank FRS Senior Notes 1.27% due 11/26/2018	3,900,000	3,898,003

		54,549,283

Winding-Up Agency — 0.4%
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 11/20/2018	2,420,000	2,425,416

Total Foreign Corporate Bonds & Notes (cost $300,140,413)		300,081,390

FOREIGN GOVERNMENT OBLIGATIONS — 15.3%
Regional Agencies — 6.1%
Kommunalbanken AS Senior Notes 2.13% due 03/15/2019	6,350,000	6,405,753
Kommunekredit Notes 1.13% due 01/16/2018	3,000,000	2,996,670
Kommunekredit Senior Notes 1.25% due 08/27/2018	5,000,000	4,988,780

11

SunAmerica Series Trust Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional Agencies (continued)
Kommuninvest I Sverige AB Government Guar. Notes 1.13% due 10/09/2018	$7,000,000	$6,970,348
Municipality Finance PLC Government Guar. Notes 1.13% due 04/17/2018	2,100,000	2,095,699
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018*	3,500,000	3,490,617
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018	737,000	735,024
Municipality Finance PLC Government Guar. Notes 1.25% due 04/18/2019	500,000	496,932
Municipality Finance PLC Government Guar. Notes 1.75% due 05/21/2019	4,600,000	4,611,500

		32,791,323

Regional Authority — 5.1%
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	4,000,000	3,995,760
Province of Ontario, Canada Senior Notes 1.25% due 06/17/2019	500,000	496,321
Province of Ontario, Canada Senior Notes 1.63% due 01/18/2019	967,000	967,582
Province of Ontario Canada Senior Notes 2.00% due 01/30/2019	2,800,000	2,816,990
Province of Ontario, Canada Senior Notes 2.00% due 09/27/2018	5,500,000	5,529,420
Province of Ontario, Canada Senior Notes 3.00% due 07/16/2018	1,500,000	1,521,390
Province of Quebec, Canada FRS Senior Notes 1.59% due 07/21/2019	400,000	401,649
Province of Quebec, Canada Senior Notes 4.63% due 05/14/2018	3,000,000	3,073,764
State of North Rhine-Westphalia Senior Notes 1.13% due 11/21/2017	1,900,000	1,898,233
State of North Rhine-Westphalia Senior Notes 1.25% due 02/20/2018	4,400,000	4,394,500
State of North Rhine-Westphalia FRS Senior Notes 1.36% due 11/23/2018	1,500,000	1,502,535
State of North Rhine-Westphalia Senior Notes 1.38% due 01/30/2019	900,000	896,253

		27,494,397

Sovereign Agency — 4.1%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019*	5,800,000	5,791,944

Security Description	Principal Amount	Value (Note 2)
Sovereign Agency (continued)
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019	$1,200,000	$1,198,070
Caisse d’Amortissement de la Dette Sociale FRS Senior Notes 1.63% due 03/15/2018*	2,000,000	1,999,594
Caisse des Depots et Consignations Senior Notes 1.25% due 06/04/2018	1,400,000	1,395,790
Caisse des Depots et Consignations Senior Notes 1.50% due 11/13/2018	1,600,000	1,596,573
Export Development Canada Senior Notes 1.00% due 11/01/2018	500,000	497,434
Kommunalbanken AS Senior Notes 1.13% due 05/23/2018	8,000,000	7,979,792
Kommunalbanken AS Senior Notes 1.75% due 05/28/2019	1,648,000	1,652,245

		22,111,442

Total Foreign Government Obligations (cost $82,567,775)		82,397,162

U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Bank — 2.3%
0.88% due 10/01/2018	800,000	795,584
1.25% due 01/16/2019	1,500,000	1,498,000
1.63% due 06/14/2019	1,000,000	1,003,687
1.75% due 12/14/2018	9,165,000	9,214,134

		12,511,405

Federal National Mtg. Assoc. — 0.2%
Federal National Mtg. Assoc. 1.13% due 12/14/2018	1,000,000	997,012

Total U.S. Government Agencies (cost $13,518,345)		13,508,417

U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Notes — 1.5%
United States Treasury Notes 1.13% due 01/15/2019	1,000,000	997,305
1.50% due 02/28/2019	7,000,000	7,018,592

Total U.S. Government Treasuries (cost $8,012,725)		8,015,897

Total Long-Term Investment Securities (cost $525,432,779)		525,232,206

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Certificates of Deposit — 2.1%
Bank of Nova Scotia FRS 1.58% due 02/28/2019	2,000,000	1,999,380
Nordea Bank AB NY FRS 1.56% due 03/07/2019	2,000,000	1,999,360
Nordea Bank AB NY FRS 1.58% due 04/10/2019	2,000,000	1,999,340
Royal Bank of Canada NY FRS 1.99% due 03/22/2018	500,000	500,535
Svenska Handelsbanken FRS 1.51% due 01/03/2019	2,000,000	1,999,440

12

SunAmerica Series Trust Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Svenska Handelsbanken FRS 1.58% due 02/12/2019	$3,000,000	$2,999,100

		11,497,155

Commercial Paper — 0.7%
NRW Bank 1.25% due 09/21/2017	4,000,000	3,993,080

Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%(1)	10,749,735	10,749,735

Total Short-Term Investment Securities (cost $26,241,680)		26,239,970

TOTAL INVESTMENTS (cost $551,674,459)(2)	101.8%	551,472,176
Liabilities in excess of other assets	(1.8)	(9,656,166)

NET ASSETS	100.0%	$541,816,010

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $43,230,325 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of July 31, 2017.
(2)	See Note 3 for cost of investments on a tax basis.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$121,229,340	$—	$121,229,340
Foreign Corporate Bonds & Notes	—	300,081,390	—	300,081,390
Foreign Government Obligations	—	82,397,162	—	82,397,162
U.S. Government Agencies	—	13,508,417	—	13,508,417
U.S. Government Treasuries	—	8,015,897	—	8,015,897
Short-Term Investment Securities:
Registered Investment Companies	10,749,735	—	—	10,749,735
Other Short-Term Securities	—	15,490,235	—	15,490,235

Total Investments at Value	$10,749,735	$540,722,441	$—	$551,472,176

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.9%
Cable/Satellite TV	3.7
Real Estate Investment Trusts	3.5
Electric-Integrated	3.4
Pipelines	3.4
Telephone-Integrated	3.1
Oil Companies-Exploration & Production	2.9
Medical-Drugs	2.4
Oil Companies-Integrated	2.3
Banks-Commercial	2.1
Finance-Investment Banker/Broker	1.9
Steel-Producers	1.7
Medical-Hospitals	1.6
Auto-Cars/Light Trucks	1.5
Aerospace/Defense	1.5
Insurance-Life/Health	1.4
Banks-Super Regional	1.4
Food-Misc./Diversified	1.3
Containers-Paper/Plastic	1.3
Finance-Credit Card	1.1
Brewery	1.1
Insurance-Multi-line	1.1
Transport-Rail	1.0
Data Processing/Management	1.0
Hotels/Motels	1.0
Gas-Distribution	1.0
Medical-Biomedical/Gene	0.9
Multimedia	0.9
Building Products-Wood	0.9
Oil Refining & Marketing	0.8
Television	0.8
Broadcast Services/Program	0.8
Diagnostic Equipment	0.8
Medical-HMO	0.8
Rental Auto/Equipment	0.8
Cellular Telecom	0.8
Diversified Manufacturing Operations	0.7
Containers-Metal/Glass	0.7
Retail-Auto Parts	0.7
Finance-Consumer Loans	0.7
Medical Products	0.7
Tobacco	0.7
Chemicals-Specialty	0.7
Commercial Services-Finance	0.6
Enterprise Software/Service	0.6
Time Deposits	0.6
Casino Hotels	0.6
Computers	0.6
Electronic Components-Semiconductors	0.6
Machinery-General Industrial	0.6
Retail-Drug Store	0.6
Investment Management/Advisor Services	0.6
Coatings/Paint	0.5
Advertising Agencies	0.5
Electric-Generation	0.5
Advertising Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Electronic Measurement Instruments	0.5
Food-Retail	0.5
Metal-Copper	0.5
E-Commerce/Services	0.4

Banks-Fiduciary	0.4%
Insurance-Mutual	0.4
Diversified Financial Services	0.4
Radio	0.4
Insurance Brokers	0.4
Independent Power Producers	0.4
Consulting Services	0.4
Food-Meat Products	0.4
Beverages-Non-alcoholic	0.4
Paper & Related Products	0.4
Trucking/Leasing	0.4
Oil & Gas Drilling	0.4
Food-Baking	0.3
Building & Construction Products-Misc.	0.3
Finance-Other Services	0.3
Transport-Services	0.3
Electric Products-Misc.	0.3
Retail-Propane Distribution	0.3
Disposable Medical Products	0.3
Gold Mining	0.3
Steel Pipe & Tube	0.3
Consumer Products-Misc.	0.3
Electric-Distribution	0.3
Retail-Restaurants	0.3
Commercial Services	0.2
Satellite Telecom	0.2
Vitamins & Nutrition Products	0.2
Chemicals-Diversified	0.2
Aerospace/Defense-Equipment	0.2
Home Decoration Products	0.2
Retail-Discount	0.2
Finance-Auto Loans	0.2
Computers-Integrated Systems	0.2
Energy-Alternate Sources	0.2
Electronic Forms	0.2
Research & Development	0.2
Real Estate Operations & Development	0.2
Electronic Components-Misc.	0.2
Office Automation & Equipment	0.2
Municipal Bonds & Notes	0.2
Computer Software	0.2
Agricultural Chemicals	0.2
Telecom Services	0.2
Machinery-Farming	0.2
Food-Confectionery	0.2
Medical Instruments	0.2
Electronic Parts Distribution	0.2
Soap & Cleaning Preparation	0.2
Steel-Specialty	0.2
Forestry	0.2
Special Purpose Entities	0.2
Gambling (Non-Hotel)	0.2
Finance-Commercial	0.2
Airlines	0.2
Transport-Equipment & Leasing	0.2
Finance-Mortgage Loan/Banker	0.2
Applications Software	0.2
Semiconductor Equipment	0.2
Theaters	0.1
Human Resources	0.1
Retail-Pet Food & Supplies	0.1

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Apparel Manufacturers	0.1%
Resorts/Theme Parks	0.1
Cosmetics & Toiletries	0.1
Transactional Software	0.1
Diversified Minerals	0.1
Diversified Operations	0.1
Rubber/Plastic Products	0.1
Advertising Sales	0.1
Retail-Automobile	0.1
Metal Processors & Fabrication	0.1
SupraNational Banks	0.1
Retail-Building Products	0.1
Printing-Commercial	0.1
Semiconductor Components-Integrated Circuits	0.1
Insurance-Reinsurance	0.1
Medical-Generic Drugs	0.1
Food-Flour & Grain	0.1
Telecommunication Equipment	0.1
Medical-Outpatient/Home Medical	0.1
Distribution/Wholesale	0.1
Oil-Field Services	0.1
Medical-Wholesale Drug Distribution	0.1
Metal Products-Distribution	0.1
Food-Catering	0.1
Music	0.1
Casino Services	0.1
Coal	0.1
E-Commerce/Products	0.1
Toys	0.1
Software Tools	0.1
Finance-Leasing Companies	0.1
Food-Wholesale/Distribution	0.1
Building Products-Air & Heating	0.1
Internet Security	0.1
Retail-Leisure Products	0.1
Advanced Materials	0.1
Beverages-Wine/Spirits	0.1
Rubber-Tires	0.1
Medical Labs & Testing Services	0.1
Wire & Cable Products	0.1
Auction Houses/Art Dealers	0.1
Direct Marketing	0.1
Quarrying	0.1
Firearms & Ammunition	0.1
Decision Support Software	0.1
Machinery-Pumps	0.1
Schools	0.1
Auto-Truck Trailers	0.1
Engineering/R&D Services	0.1
Electronic Security Devices	0.1
Travel Services	0.1
Hazardous Waste Disposal	0.1
Computer Services	0.1
Retail-Perfume & Cosmetics	0.1
Resolution Funding Corp	0.1

98.6%

*	Calculated as a percentage of net assets

Credit Quality†#
Aaa	0.1%
Aa	1.2
A	15.3
Baa	50.0
Ba	12.2
B	12.8
Caa	6.8
Not Rated@	1.6

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 81.7%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,297,506

Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	2,160,000	2,160,289
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,040,399
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	263,387
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,146,076
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,828,391

		8,438,542

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	300,000	325,875
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	313,125
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	800,000	839,000

		1,478,000

Aerospace/Defense — 1.0%
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,841,250
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,349,160
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,639,085
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,156,235
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,278,539
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	769,206

		16,033,475

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	330,996
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	470,250

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	$375,000	$391,875
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,500,000	1,588,125
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,125,000	1,184,063

		3,965,309

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,138,791

Airlines — 0.2%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,016,256
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,559,890

		2,576,146

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	475,000	484,500
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	1,980,000	1,844,269

		2,328,769

Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	879,000	892,185
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,125,000	1,198,125
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	350,000	374,062

		2,464,372

Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	775,000	807,938

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,906,277
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	581,301
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,816,899
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,069,870

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Co. Senior Notes 5.20% due 04/01/2045	$3,250,000	$3,246,802
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,776,726
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,803,518
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,509,485

		20,710,878

Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	900,000	990,000

Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027*	1,150,000	1,135,625
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	400,000	416,000
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	1,100,000	1,163,250
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	700,000	731,500

		3,446,375

Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	550,000	569,250

Banks-Commercial — 2.0%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,786,013
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,466,086
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,175,284
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,397,834
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,541,746
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,115,427
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,702,072
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	778,813

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.84% due 12/01/2021	$2,860,000	$2,831,434
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	365,322
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,841,267
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,414,354
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,323,667

		31,739,319

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,669,996
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,533,085

		7,203,081

Banks-Super Regional — 1.4%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	613,768
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,722,509
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,361,791
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,704,485
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,373,164
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,033,677
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,562,982
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,099,184
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,556,923

		23,028,483

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	651,017
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,687,183

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic (continued)
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	$1,460,000	$1,599,135

		5,937,335

Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,000,000	5,188,100
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,223,316
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,672,436
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	829,960

		14,913,812

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	77,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	875,000	906,718
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,475,000	1,098,875
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	757,625
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	825,000	852,844

		3,693,312

Building & Construction Products-Misc. — 0.3%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	475,000	513,000
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	550,000	576,125
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,300,000	1,365,000
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,701,562
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	721,406
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	625,000	645,313

		5,522,406

Security Description	Principal Amount	Value (Note 2)
Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	$1,415,000	$1,421,101

Building Products-Wood — 0.9%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,463,916
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,468,569
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,424,303
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	628,883

		13,985,671

Cable/Satellite TV — 2.5%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	825,000	866,250
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	397,500
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	1,075,000	1,199,969
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	925,000	977,031
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	875,000	904,531
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	850,781
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	904,188
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	531,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	315,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	475,000	510,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	325,000	348,969
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,505,868

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	$1,500,000	$1,533,270
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,525,319
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,787,871
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,784,241
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,022,516
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,587,793
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	375,000	389,438
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	450,000	479,250
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	964,687
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	875,000	1,018,281
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	398,000	496,505
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	311,157
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,750,000	1,904,770
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	1,057,631
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	250,000	299,375
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	942,332
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	539,131
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,434,019
Time Warner Cable, Inc. Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,668,260

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	$690,000	$844,806

		40,903,364

Casino Hotels — 0.6%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	190,750
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,693,125
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,250,000	1,287,500
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	575,000	581,785
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	719,875
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,625,000	1,909,213
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,275,000	2,314,812
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	625,000	625,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	300,000	307,125

		9,629,185

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	575,000	615,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,100,000	1,122,000

		1,737,250

Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,525,000	1,671,781
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	325,000	366,438
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,825,000	2,071,375
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,600,000	1,688,000

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	$200,000	$211,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	671,875
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,335,000
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,401,188
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,432,687

		10,849,844

Chemicals-Diversified — 0.2%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	995,125
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,557,084
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,525,000	1,431,594

		3,983,803

Chemicals-Plastics — 0.0%
Rohm & Haas Co. Company Guar. Notes 6.00% due 09/15/2017	402,000	404,064

Chemicals-Specialty — 0.6%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,543,698
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,315,943
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	525,000	557,156
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,175,000	3,294,063
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	324,906
Valvoline, Inc. Company Guar. Notes 5.50% due 07/15/2024*	200,000	212,000
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*	350,000	371,875
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	525,000	565,688

		9,185,329

Security Description	Principal Amount	Value (Note 2)
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	$825,000	$871,406
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*	175,000	178,500
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	675,000	681,750

		1,731,656

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,952,021
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,031,150
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,410,947
Sherwin-Williams Co. Senior Notes 3.30% due 02/01/2025*	875,000	875,410
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045*	1,415,000	1,412,363

		8,681,891

Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,250,000	2,320,312
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	950,000	971,375
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	299,750

		3,591,437

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,603,556
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,476,717
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	989,087
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,213,217
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,236,554
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	762,503

		10,281,634

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.1%
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	$850,000	$862,917

Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	2,125,000	2,295,000
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023	825,000	876,562

		3,171,562

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	125,000	131,094
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,160,830
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,950,000	2,169,956
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	3,180,205
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,728,171

		9,370,256

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	640,625
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	286,687
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	1,150,000	1,227,625
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,400,000	1,389,500

		3,544,437

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	475,000	502,313
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	259,262
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,195,569
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,407,940

		6,365,084

Security Description	Principal Amount	Value (Note 2)
Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	$1,900,000	$1,952,250
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	900,000	966,375
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,075,000	1,150,250
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	400,000	428,000

		4,496,875

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	650,000	715,000
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,232,281
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,475,000	2,580,187
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	966,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	200,000	221,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	625,000	704,688

		6,420,156

Containers-Paper/Plastic — 1.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	800,000	834,000
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,928,625
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	550,000	584,375
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	2,175,000	2,283,750
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,833,125
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,811,364
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,315,479
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	986,787
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	419,063

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	$1,525,000	$1,559,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,300,000	1,405,625
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	738,826
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,148,906
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	510,031
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	917,842
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	767,239
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	225,000	231,130

		20,275,480

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,263,937

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,954,820
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,375,378
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	582,591
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	600,000	626,250
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	4,172,187
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	1,000,000	1,078,750
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,413,927

		16,203,903

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,055,438

Security Description	Principal Amount	Value (Note 2)
Diagnostic Equipment — 0.8%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	$3,425,000	$3,533,970
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,200,484
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	4,125,000	4,052,812
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,001,058

		12,788,324

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	550,000	558,140
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	128,516

		686,656

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,550,000	1,170,250

Disposable Medical Products — 0.3%
C.R. Bard, Inc. Senior Notes 3.00% due 05/15/2026	2,215,000	2,232,490
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*(1)	2,525,000	2,613,375

		4,845,865

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	450,000	463,500
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	239,063
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	850,000	910,562
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	233,438

		1,846,563

Diversified Banking Institutions — 6.7%
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	2,975,000	3,009,049
Bank of America Corp. FRS Senior Notes 3.82% due 01/20/2028	3,170,000	3,236,196
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,024,240

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	$3,350,000	$3,538,367
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,606,054
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	9,974,601
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,287,516
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	2,880,000	2,888,683
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,331,623
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,375,483
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,221,377
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,475,709
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,272,034
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,813,088
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,661,345
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,389,772
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,507,268
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,966,448
JPMorgan Chase & Co. FRS Senior Notes 2.78% due 04/25/2023	2,020,000	2,029,231
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,541,908
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,891,304
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,375,682
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,709,695

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	$8,250,000	$8,400,076
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,195,684
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,184,742
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,460,415
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	596,936

		107,964,526

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,000,000	2,082,256
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	933,395
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	400,000	426,000
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	3,140,000	3,194,375
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	939,063
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,068,669

		9,643,758

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,896,090
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,018,760
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	544,375
Match Group, Inc. Senior Notes 6.75% due 12/15/2022	800,000	832,000

		7,291,225

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,554,835
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,060,000
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	262,500

		4,877,335

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	$820,000	$824,544
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,202,853

		3,027,397

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,257,567
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,013,736

		3,271,303

Electric-Integrated — 2.9%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,516,996
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,952,676
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,377,808
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,535,383
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	589,386
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,751,287
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,940,960
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	145,238
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,298,564
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,572,146
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,203,579
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	523,687
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,066,919
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,031,089

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	$1,125,000	$1,163,518
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,117,639
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,144,052
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,627,770
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	637,362
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,281,608
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	765,111
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,926,883
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	857,662

		47,027,323

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,158,838

Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	3,440,000	3,530,730
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,481,410
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,552,633
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	175,000	182,875
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	225,000	234,493
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	287,000	330,050
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025	575,000	654,063

		8,966,254

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,419,270

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	$3,330,000	$3,251,116
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,405,201

		7,656,317

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,852,875

Electronic Security Devices — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	875,000	903,438

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021*	1,350,000	1,431,000
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	1,425,000	1,482,000
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	525,000	559,125

		3,472,125

Engineering/R&D Services — 0.1%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024	850,000	922,250

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,875,000	1,940,625
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(1)	2,325,000	2,406,375
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,316,781
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,575,000	1,604,531
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	1,800,000	1,872,000

		10,140,312

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	620,202
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	879,450
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,950,000	2,086,500

		3,586,152

Security Description	Principal Amount	Value (Note 2)
Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(2)	$2,400,000	$2,579,544

Finance-Consumer Loans — 0.7%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	7,178,000	8,142,551
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,553,594
Navient Corp. Senior Notes 7.25% due 09/25/2023	625,000	683,781
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	255,292
SLM Corp. Senior Notes 6.13% due 03/25/2024	650,000	674,375

		11,309,593

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,666,028
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,652,850
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,190,835
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,323,530
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,540,480

		18,373,723

Finance-Investment Banker/Broker — 1.7%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	3,810,000	3,914,642
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,422,380
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,679,202
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,370,793
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,334,358
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,458,665
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	2,991,442
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,612,034

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	$865,000	$883,660
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,755,022

		27,422,198

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,400,000	2,517,000

Finance-Other Services — 0.3%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,053,388
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,278,776
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	950,000	985,074

		5,317,238

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	265,469

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,525,000	1,082,750

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,165,671

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	287,950
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	345,719
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	1,075,000	1,141,746

		1,775,415

Food-Flour & Grain — 0.1%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	625,000	641,406
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	625,000	659,375
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	550,000	583,000

		1,883,781

Security Description	Principal Amount	Value (Note 2)
Food-Meat Products — 0.4%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	$750,000	$778,508
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,564,395
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,362,346
Tyson Foods, Inc. Senior Notes 4.55% due 06/02/2047	1,150,000	1,218,420
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,421,578

		6,345,247

Food-Misc./Diversified — 0.7%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,100,000	1,127,500
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,304,999
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,518,915
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,730,342
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,984,117
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	725,000	757,922

		11,423,795

Food-Retail — 0.5%
Albertsons Cos. LLC/Safeway, Inc. Company Guar. Notes 5.75% due 03/15/2025*	1,100,000	984,500
Albertsons Cos. LLC/Safeway, Inc. Company Guar. Notes 6.63% due 06/15/2024*	1,025,000	963,500
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,133,667
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,279,232
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,180,929

		7,541,828

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,461,250

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Forestry — 0.2%
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	$1,370,000	$1,394,834
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,283,908

		2,678,742

Gambling (Non-Hotel) — 0.2%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	1,200,000	1,267,500
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	1,275,000	1,322,812

		2,590,312

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 5.25% due 12/15/2026	100,000	105,250

Gas-Distribution — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	350,000	353,500
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	650,000	674,375
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	300,000	303,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,350,000	1,383,750
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	254,183
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,863,281
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,012,251
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	935,000	979,495
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,083,457
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,483,327
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,075,209

		15,465,828

Security Description	Principal Amount	Value (Note 2)
Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	$760,000	$900,518

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,744,244

Hotels/Motels — 1.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,610,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,517,590
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	600,000	606,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025*	250,000	259,062
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,521,908
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,621,330

		16,135,890

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,450,000	2,401,000

Independent Power Producers — 0.4%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	193,500
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,077,594
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	334,750
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,737,812
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	800,000	828,500
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	775,000	796,313
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	400,000	423,000

		6,391,469

Insurance Brokers — 0.3%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(1)	1,000,000	1,000,000

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	$2,700,000	$2,821,500
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	1,400,000	1,449,000

		5,270,500

Insurance-Life/Health — 1.4%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,213,385
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	700,000	705,250
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,026,019
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,923,458
Pacific LifeCorp Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,470,634
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,200,304
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,798,836
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,903,598
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,093,177
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,848,257
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,137,317

		23,320,235

Insurance-Multi-line — 0.6%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	631,166
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	902,888
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,951,876
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,811,245

		9,297,175

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$3,120,000	$3,388,289
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	746,799
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	631,820
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,637,684
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	585,176

		6,989,768

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,926,004

Internet Security — 0.1%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	675,000	707,063
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027*	625,000	634,375

		1,341,438

Investment Management/Advisor Services — 0.5%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,140,322
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,381,921
FMR LLC Notes 7.49% due 06/15/2019*	400,000	440,006
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,968,306
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	950,614
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,225,000	1,246,284

		8,127,453

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,750,000	3,012,520

Machinery-General Industrial — 0.6%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	314,702
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,262,974

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial (continued)
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	$3,510,000	$3,645,756
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	2,385,000	2,356,359
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	1,525,000	1,623,172

		9,202,963

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	1,040,000	1,044,583

Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	759,438

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	103,000
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	940,500

		1,043,500

Medical Labs & Testing Services — 0.1%
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(1)	450,000	468,000
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	780,494

		1,248,494

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,678,477
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	3,090,000	3,236,015
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	907,679
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,620,525

		7,442,696

Medical-Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,570,641
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,754,544
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	4,127,506

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	$4,730,000	$4,671,149
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(1)	1,075,000	1,101,875

		15,225,715

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,848,973
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,652,416
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,728,177
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	740,727
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	175,000	164,938

		11,135,231

Medical-HMO — 0.8%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,900,000	3,139,250
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	1,024,191
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	3,033,834
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,423,918
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,784,339
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	927,024

		12,332,556

Medical-Hospitals — 1.6%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	573,375
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,175,000	1,260,187
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	425,000	427,656
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	896,875
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,575,000	1,350,562

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	$1,250,000	$1,290,625
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	1,650,000	1,777,875
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	690,188
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,400,000	2,547,600
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,654,625
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	525,000	568,313
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,289,750
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,444,250
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,150,000	1,154,312
LifePoint Health, Inc. Company Guar. Notes 5.38% due 05/01/2024	225,000	234,585
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	375,000	389,297
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	664,063
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	1,275,000	1,310,062
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	850,000	864,875
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	475,000	472,625
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,431,875
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	250,000	270,000
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	425,000	457,300
THC Escrow Corp. III Sec. Notes 5.13% due 05/01/2025*	1,075,000	1,081,719
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	425,000	419,688

		25,522,282

Security Description	Principal Amount	Value (Note 2)
Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	$1,925,000	$1,848,000

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,575,000	1,821,094

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	2,100,000	2,021,250

Metal Products-Distribution — 0.1%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,820,303

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,550,000	1,497,688
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,050,000	1,928,927
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,805,385
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,121,977

		6,353,977

Multimedia — 0.7%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,043,603
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,159,637
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,308,957
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	225,000	232,875
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,771,536
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,199,124
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,561,892
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,516,812

		11,794,436

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	$1,150,000	$1,276,500
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	300,000	308,250
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	150,000	155,250

		1,740,000

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,354,250
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	871,119

		3,225,369

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,106,500
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	700,000
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,532,775

		4,339,275

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,562,630
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	825,000	812,625
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	275,000	279,125
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	487,915
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	775,000	794,375
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	440,000	457,600
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024*	375,000	390,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	322,969
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	850,000	862,219

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	$325,000	$342,469
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	400,000	373,000
Chesapeake Energy Corp. FRS Company Guar. Notes 5.75% due 03/15/2023	700,000	640,500
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	456,000	483,360
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	250,000	250,625
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	725,000	725,000
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,355,120
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,050,000	1,023,750
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	206,000
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	399,375
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	300,000	303,000
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	475,000	491,625
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	675,000	681,750
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024*	550,000	543,125
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025*	500,000	499,375
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	250,000	252,500
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,003,836
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	600,000	606,750
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	309,375
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	362,687

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	$4,250,000	$4,238,436
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,325,000	861,250
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	550,000	543,125
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	600,000	594,000
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	203,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	280,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	212,000
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*	200,000	205,250
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	261,250
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	534,704
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	300,000	314,250
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	200,000	194,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023*	725,000	715,937
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*	75,000	76,969
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	800,000	836,000
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	250,000	253,750
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	500,000	522,500
SM Energy Co. Senior Notes 5.63% due 06/01/2025	225,000	210,375
SM Energy Co. Senior Notes 6.50% due 01/01/2023	425,000	420,750

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.75% due 09/15/2026	$150,000	$149,250
Southwestern Energy Co. Senior Notes 4.10% due 03/15/2022	1,450,000	1,352,125
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	180,250
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	550,000	560,862
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,300,000	1,225,250
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	150,000	147,750
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	125,000	128,438
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	80,250
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	385,000

		36,510,401

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,481,796
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,405,953
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	600,446
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	843,355

		6,331,550

Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,675,000	1,700,125
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,882,307
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	858,405
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,676,354
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,538,433
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,058,593

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	$1,540,000	$2,003,817
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	1,500,000	1,616,250

		13,334,284

Oil-Field Services — 0.0%
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	179,500

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	519,750
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,138,500
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,197,353
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(2)(4)(5)(6)	250,000	25

		5,855,628

Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	175,000	180,250

Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	875,000	903,437
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(2)	375,000	377,344
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	250,000	260,313
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	1,029,562
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	550,000	629,750
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,215,202
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,500,751
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	1,725,000	1,858,687
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,491,889

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	$3,013,000	$2,932,580
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,430,663
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	758,521
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,100,000	1,145,375
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,773,484
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,728,686
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	650,155
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,409,882
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,324,574
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	50,000	51,438
NGPL PipeCo LLC Senior Notes 4.88% due 08/15/2027*	75,000	77,156
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	625,000	662,500
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,439,211
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,683,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	625,000	632,812
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025*	275,000	282,906
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	154,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027*	825,000	855,937
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,276,713

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	$350,000	$374,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	750,000	761,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	699,469
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	500,000	531,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	875,000	955,937
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,496,318
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	550,000	569,938
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,985,412
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,929,473

		54,841,138

Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*	775,000	765,313

Printing-Commercial — 0.1%
Southern Graphics, Inc. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,969,500

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,108,125

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	515,000

Radio — 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	550,000	579,563
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	1,086,750
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*	975,000	955,500

Security Description	Principal Amount	Value (Note 2)
Radio (continued)
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	$1,300,000	$1,365,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,150,000	1,205,257
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,294,500

		6,486,570

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,184,685
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,150,590
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,218,125
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,657,213
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,771,544
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,467,017
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	405,256
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,666,702
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	4,028,380
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,723,222
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	206,310
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,930,292
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,362,528
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,886,557
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	504,283
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,741,868

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	$275,000	$299,063
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,292,102
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,621,536
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,280,909
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	875,000	901,250
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,452,044
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,006,626
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,148,571
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	1,962,555
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,080,514
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	515,691
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	759,902
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,977,186

		54,202,521

Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,258,536

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	605,000	614,075

Rental Auto/Equipment — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	400,000	389,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	325,000	327,438

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	$1,325,000	$1,360,609
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	746,216
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,669,034
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	700,000	570,500
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,425,000	1,243,312
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	625,000	618,750
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	950,000	952,375
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	553,875
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	448,375
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	430,500

		12,310,484

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,100,000	3,293,750

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operation LLC Company Guar. Notes 5.38% due 04/15/2027*	350,000	369,250
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012*†(2)(6)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	475,000	483,312
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,425,000	1,473,094

		2,325,656

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	894,571
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	4,004,254

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts (continued)
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	$975,000	$945,451
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,909,922
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	680,000	683,941
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	837,889
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,118,519

		11,394,547

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	2,022,984

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,981,520

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,534,828
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,133,139

		3,667,967

Retail-Drug Store — 0.6%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,611,693
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,221,207
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,451,676
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	416,985	450,468
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,275,000	1,263,844

		8,998,888

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,275,000	1,338,750

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	825,000	841,500

Security Description	Principal Amount	Value (Note 2)
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. Senior Notes 7.13% due 03/15/2023*	$2,150,000	$1,945,750
PetSmart, Inc. Company Guar. Notes 8.88% due 06/01/2025*	425,000	402,687

		2,348,437

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,250,000	1,187,500
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	897,750
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	525,000	494,812
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,036,875
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	246,875
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,000,000	987,500

		4,851,312

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	900,000	928,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	104,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	150,000	159,000
Yum! Brands, Inc. Senior Notes 3.88% due 11/01/2023	325,000	324,188

		1,515,563

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	500,000	506,563
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	725,000	746,750

		1,253,313

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,100,000	2,144,625

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.1%
University of Southern California Senior Bonds 5.25% due 10/01/2111	$850,000	$1,024,261

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,951,514

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,425,000	1,492,175

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,352,182

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,425,000	1,489,125

Special Purpose Entities — 0.2%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	774,637	864,727
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,560,000	1,735,079

		2,599,806

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	496,101
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,547,267
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,628,254

		4,671,622

Steel-Producers — 1.4%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,980,190
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,718,672
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,198,886
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	468,562
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	695,500
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	337,188

Security Description	Principal Amount	Value (Note 2)
Steel-Producers (continued)
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	$3,083,000	$3,189,687
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,026,831

		22,615,516

Steel-Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,690,875

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	1,400,000	1,505,000
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	350,000	368,812

		1,873,812

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	4,030,640
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,546,385
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,573,259
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,594,868
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,372,379
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,518,668
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	2,750,000	2,750,677
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,068,291
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,500,000	1,635,000
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,555,617
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	3,001,000	3,157,658
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,884,239

		41,687,681

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	$275,000	$277,420
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,107,250
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,701,868
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	281,531
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,100,000	1,138,500
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,127,407
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	247,500
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,150,000	1,196,000
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,407,375
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	833,000
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	775,000	820,531
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,900,000	1,990,250

		13,128,632

Textile-Home Furnishings — 0.0%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	612,000	628,830

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	425,000	433,457
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	275,000	282,879
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,675,000	1,727,344

		2,443,680

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	259,194
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	3,935,327

Security Description	Principal Amount	Value (Note 2)
Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	$3,700,000	$4,495,622
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,125,396
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041	810,000	1,076,039

		10,891,578

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,526,244

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,925,000	2,213,750

Transport-Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	96,693	103,536
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,050,958
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,045,438
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,773,298
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,940,884
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	532,147

		9,446,261

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,580,461
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,330,222
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,022,142

		4,932,825

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	850,000	888,250

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	$2,400,000	$2,422,632
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,276,547

		5,699,179

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,627,683
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,377,395

		4,005,078

Water Treatment Systems — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	225,000	229,500

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	175,000	187,688
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	1,040,000

		1,227,688

Total U.S. Corporate Bonds & Notes (cost $1,253,825,111)		1,316,453,490

FOREIGN CORPORATE BONDS & NOTES — 14.8%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	625,000	665,625

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,394,822
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,593,578
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,956,340

		7,944,740

Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,278,949
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,122,585

		7,401,534

Security Description	Principal Amount	Value (Note 2)
Auction Houses/Art Dealers — 0.0%
Ritchie Bros Auctioneers, Inc. Company Guar. Notes 5.38% due 01/15/2025*	$350,000	$367,199

Auto-Cars/Light Trucks — 0.2%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,865,442

Auto/Truck Parts & Equipment-Original — 0.3%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,050,000	1,064,963
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	125,000	130,000
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,205,156
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(1)	250,000	257,500
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	1,750,000	1,782,812

		4,440,431

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,898,746

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,291,803

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	3,093,058

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	829,648
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,370,708

		9,200,356

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	600,000	630,000

Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,900,000	2,080,500
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,030,722
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,338,750

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	$800,000	$845,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,200,000	2,381,500
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,746,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	652,500	676,969
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	627,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	370,342
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	780,000
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	424,000
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	465,750
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	749,550
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,350,000	1,397,250

		18,914,208

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	1,350,000	1,294,312

Chemicals-Specialty — 0.1%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,025,000	1,055,750

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	475,000	490,438

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(1)	1,400,000	1,503,824
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,000,000	1,030,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	612,375

Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	$1,900,000	$2,097,125

		5,243,324

Diversified Financial Services — 0.4%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,881,038

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	425,000	452,625
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	949,375
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	675,000	783,000

		2,185,000

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,177,818

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,675,129

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,194,183

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,552,499
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	980,000	1,044,473
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,785,797
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,126,868

		8,509,637

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,093,455

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	381,500

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	$3,500,000	$3,804,346

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,473,761

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,318,323
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,765,765

		4,084,088

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	3,008,354

Food-Misc./Diversified — 0.6%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,907,452
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,127,522

		9,034,974

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	644,645
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	754,345
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,393,741

		3,792,731

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	875,000	888,125

Insurance Brokers — 0.1%
KIRS Midco 3 PLC Senior Notes 8.63% due 07/15/2023*	1,150,000	1,180,187

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	831,660

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 3.35% due 04/01/2027	1,820,000	1,880,417

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	$1,475,000	$1,305,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,456,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	694,187

		3,456,437

Medical-Drugs — 1.7%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,079,925
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,075,544
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	953,563
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,525,000	1,290,531
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,204,956
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,920,000	2,883,494
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,966,378
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,932,909
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	750,000	639,375
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	950,000	859,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,118,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,800,000	1,532,250

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	$150,000	$158,250
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	479,250
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	1,675,000	1,628,938

		26,803,113

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	977,340
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	925,182

		1,902,522

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	325,125
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	600,000	658,500

		983,625

Multimedia — 0.2%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,112,842

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 4.90% due 08/01/2020	97,000	89,240
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	725,000	726,812

		816,052

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,171,019
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,537,939
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,948,877

		9,657,835

Oil Companies-Integrated — 1.9%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,826,340

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	$2,290,000	$2,501,408
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,937,970
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,355,695
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,967,876
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	594,378
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,070,000	7,579,040
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,725,824
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,103,343
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,596,824
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,035,040

		30,223,738

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(2)	500,000	642,160

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	564,844
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	975,000	989,625
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*	100,000	107,250

		1,661,719

Retail-Restaurants — 0.2%
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	250,000	251,405
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	2,300,000	2,374,750

		2,626,155

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	991,875

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	$250,000	$239,844
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,700,000	1,606,500
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	869,000
Intelsat Jackson Holdings SA Senior Notes 9.75% due 07/15/2025*	350,000	361,375

		4,068,594

Security Services — 0.0%
GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*	475,000	505,875

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	800,000	870,000

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,429,541

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	500,000	570,625
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,775,275

		4,345,900

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	895,257
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,109,010

		2,004,267

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,030,444

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,647,935
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,696,115
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,759,277

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	$1,575,000	$2,093,000

		8,196,327

Transport-Equipment & Leasing — 0.2%
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	250,000	254,375
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	2,275,000	2,316,234

		2,570,609

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,154,268
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,037,087

		7,191,355

Total Foreign Corporate Bonds & Notes (cost $229,443,681)		238,972,479

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $487,035)	640,000	600,647

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,213,901

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)(6)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,400,000

Total Preferred Securities (cost $ 2,274,140)		1,400,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,088,987

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	2,112,000

Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(3)	5,000,000	5,162,500

43

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line — 0.5%
AXA SA 8.60% due 12/15/2030	$4,000,000	$5,700,000
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,504,350
USF&G Capital III 8.31% due 07/01/2046*	250,000	330,906

		7,535,256

Total Preferred Securities/Capital Securities (cost $15,995,760)		17,898,743

Total Long-Term Investment Securities (cost $1,505,545,727)		1,578,539,560

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 07/03/2017 (cost $9,973,000)	9,973,000	9,973,000

TOTAL INVESTMENTS (cost $1,515,518,727)(7)	98.6%	1,588,512,560
Other assets less liabilities	1.4	22,452,417

NET ASSETS	100.0%	$1,610,964,977

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $399,989,671 representing 24.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $3,599,048 representing 0.2% of net assets.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in default of interest and principal at maturity.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS — Separate Trading of Registered Interest and Principal Securities

ULC — Unlimited Liability Corp.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
100	Short	U.S. Treasury 10 Long Bonds	September 2017	$15,227,900	$15,296,875	$(68,975)
350	Short	U.S. Treasury 10 Year Notes	September 2017	44,063,405	44,061,718	1,687

						$(67,288)

44

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,855,603	$25	$5,855,628
Resorts/Theme Parks	—	2,325,656	0	2,325,656
Other Industries	—	1,308,272,206	—	1,308,272,206
Foreign Corporate Bonds & Notes	—	238,972,479	—	238,972,479
U.S. Government Agencies	—	600,647	—	600,647
Municipal Bonds & Notes	—	3,213,901	—	3,213,901
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,400,000	—	—	1,400,000
Preferred Securities/Capital Securities	—	17,898,743	—	17,898,743
Short-Term Investment Securities	—	9,973,000	—	9,973,000

Total Investments at Value	$1,400,000	$1,587,112,235	$325	$1,588,512,560

Other Financial Instruments:+
Futures Contracts	$1,687	$—	$—	$1,687

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$68,975	$—	$—	$68,975

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Sovereign	59.8%
Diversified Financial Services	11.4
United States Treasury Notes	8.4
United States Treasury Bonds	5.2
Registered Investment Companies	2.3
Regional Agencies	1.8
Sovereign Agency	1.3
Diversified Banking Institutions	0.9
Regional Authority	0.8
Federal National Mtg. Assoc.	0.8
Banks-Commercial	0.6
Federal Home Loan Bank	0.5
Pipelines	0.5
Cellular Telecom	0.5
Federal Home Loan Mtg. Corp.	0.4
SupraNational Banks	0.4
Brewery	0.4
Banks-Super Regional	0.4
Oil Companies-Integrated	0.3
Banks-Special Purpose	0.2
Electric-Integrated	0.2
Real Estate Investment Trusts	0.1

97.2%

Country Allocation*

United States	29.0%
Japan	20.9
Italy	9.8
United Kingdom	7.9
Australia	7.4
France	5.7
Spain	3.6
Germany	3.0
Cayman Islands	2.4
Canada	1.6
Belgium	1.2
Egypt	0.7
Luxembourg	0.7
Denmark	0.6
SupraNational	0.4
Sweden	0.4
Netherlands	0.4
Indonesia	0.3
Brazil	0.3
Venezuela	0.3
Mexico	0.2
Dominican Republic	0.2
Argentina	0.1
Israel	0.1

97.2%

Credit Quality#†

Aaa	34.0%
Aa	12.8
A	23.8
Baa	13.5
Ba	0.8
B	0.7
Caa	0.5
Ca	0.3
Not Rated@	13.6

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 11.4%
Cayman Islands — 2.4%
Acis CLO, Ltd. FRS Series 2013-1A, Class A1 2.17% due 04/18/2024*(1)	$1,635,907	$1,636,319
Acis CLO, Ltd. FRS Series 2013-2A, Class C2R 2.60% due 10/14/2022*(1)	563,088	561,957
Acis CLO, Ltd. FRS Series 2013-1A, Class B 3.25% due 04/18/2024*(1)	365,785	365,759
Acis CLO, Ltd. FRS Series 2013-1A, Class C 4.25% due 04/18/2024*(1)	231,035	231,148
OCP CLO, Ltd. FRS Series 2014-5A, Class A1 2.31% due 04/26/2026*(1)	2,160,000	2,161,322
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A1LA 2.23% due 04/17/2025*(1)	963,032	964,477
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class A1 2.33% due 03/20/2025*(1)	2,377,385	2,377,706
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 2.83% due 04/15/2026*(1)	2,200,000	2,201,927

		10,500,615

United States — 9.0%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 2.11% due 02/25/2043*	538,266	541,092
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 1.44% due 03/20/2046(3)	560,633	476,748
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 1.50% due 02/25/2036(3)	588,370	516,513
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 2.58% due 07/26/2066*	2,373,301	2,376,741
Higher Education Funding I FRS Series 2014-1, Class A 2.24% due 05/25/2034*	1,772,791	1,765,671
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 1.46% due 04/25/2037	750,000	651,974
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.47% due 06/25/2047(3)	553,643	480,136
Louisiana Public Facilities Authority FRS Series 2011-A, Class A3 2.26% due 04/25/2035	3,150,000	3,144,078
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 2.28% due 07/20/2043	1,300,000	1,278,415

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Mtg. Repurchase Agreement Financing Trust FRS Series 2017-1, Class A1 2.07% due 07/10/2019*(3)	$600,000	$600,197
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-1, Class A 2.12% due 04/10/2019*(3)	1,700,000	1,700,053
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-1, Class A2 2.17% due 04/10/2019*(3)	1,050,000	1,050,165
Mtg. Repurchase Agreement Financing Trust FRS Series 2016-2, Class A 2.52% due 03/10/2019*(3)	2,750,000	2,750,109
Navient Student Loan Trust FRS Series 2016-5A, Class A 2.48% due 06/25/2065*	2,604,431	2,649,056
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 1.64% due 08/23/2036*	2,300,000	2,210,961
New Hampshire Higher Education Loan Corp. FRS Series 2011-1, Class A3 2.16% due 10/25/2037	1,550,000	1,556,247
North Carolina State Education Assistance Authority FRS Series 2010-1, Class A1 2.21% due 07/25/2041	908,058	903,726
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 2.25% due 10/01/2037	1,250,000	1,256,232
Scholar Funding Trust FRS Series 2010-A, Class A 2.06% due 10/28/2041*	726,104	714,989
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 2.06% due 11/20/2034(3)	56,288	55,717
SLM Student Loan Trust FRS Series 2003-1, Class A5A 1.36% due 12/15/2032*	1,780,415	1,707,512
SLM Student Loan Trust FRS Series 2007-2, Class A4 1.37% due 07/25/2022	2,100,000	2,033,601
SLM Student Loan Trust FRS Series 2004-8A, Class A6 1.94% due 01/25/2040*	1,700,000	1,678,082
SLM Student Loan Trust FRS Series 2008-2, Class A3 2.06% due 04/25/2023	386,906	384,709
SLM Student Loan Trust FRS Series 2005-5, Class A5 2.06% due 10/25/2040	500,000	488,861
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.96% due 07/25/2022	862,247	884,338
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.01% due 07/25/2023	1,867,910	1,920,522

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
United States (continued)
Station Place Securitization Trust FRS Series 2015-2, Class A 2.27% due 05/15/2018*(3)(4)		$1,250,000	$1,250,000
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 1.50% due 10/28/2037*		1,724,963	1,636,384
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.77% due 06/25/2046(3)		396,267	314,495
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.29% due 12/28/2037(3)		487,972	477,465

			39,454,789

Total Asset Backed Securities (cost $49,383,908)			49,955,404

CORPORATE BONDS & NOTES — 5.9%
France — 0.6%
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,499,195

Germany — 0.2%
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	286,688
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	709,996

			996,684

Italy — 0.3%
UniCredit SpA Sub. Notes 6.95% due 10/31/2022	EUR	1,050,000	1,521,179

Japan — 1.8%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	7,927,875

Mexico — 0.2%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	233,828
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		11,000	10,065
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021		14,000	15,330
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		20,000	20,140

Security Description		Principal Amount**	Value (Note 2)
Mexico (continued)
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*		$260,000	$286,260
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		160,000	168,320

			733,943

Netherlands — 0.4%
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	954,655
Petrobras Global Finance BV Company Guar. Notes 6.85% due 06/05/2115		90,000	82,399
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		360,000	389,700
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021		130,000	146,250
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		20,000	23,500

			1,596,504

United States — 2.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	311,286
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		1,450,000	1,499,764
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,412,024
General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018	MXN	2,000,000	112,619
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,469,118
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	722,943
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,600,000	1,748,000
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026		1,400,000	1,449,206
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	320,553
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,568,792

			10,614,305

Total Corporate Bonds & Notes (cost $25,817,118)			25,889,685

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 61.6%
Argentina — 0.1%
Republic of Argentina Senior Bonds 7.13% due 06/28/2117*		$750,000	$681,000

Australia — 7.4%
Commonwealth of Australia Senior Bonds 2.75% due 10/21/2019	AUD	32,960,000	26,910,522
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	3,016,593
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,046,110
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,556,342

			32,529,567

Belgium — 1.2%
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	810,000	976,234
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	2,550,000	4,174,596

			5,150,830

Brazil — 0.3%
Brazil Notas do Tesouro Nacional Nacional Notes 6.00% due 08/15/2050(5)	BRL	3,649,987	1,326,906

Canada — 1.6%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,764,261
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	747,126
Province of British Columbia Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,952,765
Province of British Columbia Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	410,408

			6,874,560

Denmark — 0.6%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,226,008
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,241,029

			2,467,037

Dominican Republic — 0.2%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		200,000	210,500

Security Description		Principal Amount**	Value (Note 2)
Dominican Republic (continued)
Dominican Republic Senior Bonds 5.50% due 01/27/2025		$100,000	$105,250
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	107,500
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	334,500
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		100,000	113,750

			871,500

Ecuador — 0.0%
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*		200,000	204,500

France — 5.1%
Government of France Bonds 3.50% due 04/25/2026	EUR	8,150,000	12,036,850
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,275,952
Government of France Bonds 4.50% due 04/25/2041	EUR	2,440,000	4,546,803
Government of France Bonds 4.75% due 04/25/2035	EUR	2,430,000	4,425,703

			22,285,308

Germany — 2.8%
Federal Republic of Germany Bonds 0.25% due 02/15/2027	EUR	8,170,000	9,465,624
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	1,930,000	2,943,127

			12,408,751

Indonesia — 0.3%
Republic of Indonesia Senior Notes 2.15% due 07/18/2024*	EUR	210,000	253,259
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		200,000	207,742
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		200,000	228,762
Republic of Indonesia Senior Bonds 5.95% due 01/08/2046		630,000	759,580

			1,449,343

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		$300,000	$356,631

Italy — 9.5%
Republic of Italy Bonds 1.20% due 04/01/2022	EUR	9,250,000	11,162,346
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	4,820,000	5,849,228
Republic of Italy Bonds 2.20% due 06/01/2027	EUR	3,430,000	4,101,040
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	6,500,000	8,386,464
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	2,720,000	4,220,082
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	286,267
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(5)	EUR	6,416,730	7,667,911

			41,673,338

Japan — 19.1%
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	277,000,000	2,765,151
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	394,000,000	3,590,119
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	925,200,000	8,437,955
Government of Japan Senior Bonds 0.10% due 12/20/2020	JPY	421,450,000	3,844,678
Government of Japan Senior Bonds 0.10% due 06/20/2026	JPY	557,700,000	5,081,649
Government of Japan Senior Bonds 0.40% due 09/20/2025	JPY	823,750,000	7,700,861
Government of Japan Senior Notes 0.80% due 06/20/2047	JPY	285,050,000	2,540,925
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	17,143,689
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,288,344
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	68,600,000	694,879

Security Description		Principal Amount**	Value (Note 2)
Japan (continued)
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	$419,323
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	2,150,000	22,311
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,490,819
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	3,076,001
Government of Japan Senior Bonds 2.20% due 06/20/2024	JPY	323,000,000	3,377,459
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	37,700,000	454,753
Government of Japan CPI Linked Senior Bonds 0.10% due 09/10/2024(5)	JPY	10,000,000	94,000
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(5)	JPY	1,128,151,800	10,601,526
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(5)	JPY	667,860,336	6,285,138

			83,909,580

Luxembourg — 0.7%
EFSF Government Guar. Notes zero coupon due 11/17/2022	EUR	2,500,000	2,952,132

Mexico — 0.0%
United Mexican States Bonds 3.50% due 12/14/2017(5)	MXN	3,515,047	198,639
United Mexican States Bonds 8.00% due 11/07/2047	MXN	29,500	1,817

			200,456

Spain — 3.6%
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	300,000	378,628
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,290,000	6,071,580
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*(2)	EUR	950,000	1,577,782
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,274,409
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(2)	EUR	3,870,000	6,348,776

			15,651,175

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	$446,738
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	423,613
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,095,221

			1,965,572

Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	584,647
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	1,030,765

			1,615,412

United Kingdom — 7.9%
United Kingdom Gilt Treasury Bonds 0.50% due 07/22/2022	GBP	3,570,000	4,690,693
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,221,213
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	5,010,000	6,590,961
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	2,060,000	2,853,102
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,280,760
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	2,670,000	4,724,655
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,636,828
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	960,000	1,766,561
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,618,920
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,138,841

			34,522,534

Venezuela — 0.3%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		1,690,000	676,000
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		1,190,000	455,175

			1,131,175

Total Foreign Government Obligations (cost $261,166,146)			270,227,307

Security Description		Principal Amount**	Value (Note 2)
STRUCTURED NOTES — 0.7%
Sovereign — 0.7%
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 08/10/2017*(2)(6)	EGP	7,000,000	$389,646
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/02/2017*(2)(6)	EGP	8,580,000	455,845
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 05/03/2018*(2)(6)	EGP	22,420,000	1,085,455
HSBC Bank PLC (Credit linked to the Arab Republic of Egypt) zero coupon due 09/14/2017*(2)(6)	EGP	5,000,000	272,950
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 02/15/2018*(2)(6)	EGP	6,600,000	331,396
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 05/17/2018*(2)(6)	EGP	5,125,000	246,097
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 07/26/2018*(2)(6)	EGP	5,100,000	237,457

Total Structured Notes (cost $3,040,612)			3,018,846

U.S. GOVERNMENT AGENCIES — 1.7%
United States — 1.7%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,221,276
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		678,492	745,707
5.00% due 11/01/2038		136,949	150,373
5.00% due 01/01/2039		43,806	48,119
5.00% due 09/01/2039		100,586	110,497
5.00% due 05/01/2041		358,889	393,622
7.00% due 02/01/2039		535,804	622,559
Federal National Mtg. Assoc. 4.50% due 02/01/2040		9,327	10,008
4.50% due 08/01/2041		182,122	196,877
6.00% due 10/01/2034		377,853	428,486
6.00% due 11/01/2034		60,551	68,101
6.00% due 02/01/2037		447,589	505,586
6.00% due 03/01/2037		43,122	49,203
6.00% due 10/01/2037		171,550	195,516
6.00% due 08/01/2038		110,555	125,211

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**/ Shares	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
6.00% due 06/01/2039	$	2,527	$2,870
6.00% due 10/01/2040		176,756	200,197
6.00% due 04/01/2041		22,908	25,982
6.00% due 05/01/2041		162,527	184,556
6.00% due 10/01/2041		155,987	176,405
7.00% due 03/01/2039		294,521	335,373
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(3)		554,997	644,577
Series 2012-111, Class B 7.00% due 10/25/2042(3)		152,211	173,387

Total U.S. Government Agencies (cost $7,446,510)			7,614,488

U.S. GOVERNMENT TREASURIES — 13.6%
United States — 13.6%
United States Treasury Bonds 2.88% due 08/15/2045(7)		7,200,000	7,166,246
3.00% due 05/15/2045(7)		7,910,000	8,068,817
3.63% due 02/15/2044(7)		6,910,000	7,883,066
United States Treasury Notes 0.13% due 04/15/2020 TIPS(5)		762,872	765,735
0.13% due 04/15/2021 TIPS(5)		2,065,140	2,068,610
0.13% due 07/15/2024 TIPS(5)		2,123,160	2,097,612
0.38% due 07/15/2023 TIPS(5)		2,103,200	2,128,028
0.63% due 01/15/2024 TIPS(5)		3,041,636	3,102,043
0.63% due 01/15/2026 TIPS(5)		1,647,904	1,667,143
2.13% due 03/31/2024		9,360,000	9,390,710
2.25% due 01/31/2024		15,260,000	15,442,998

Total U.S. Government Treasuries (cost $60,263,736)			59,781,008

Total Long-Term Investment Securities (cost $407,118,030)			416,486,738

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.69%(8) (cost $9,939,440)		9,939,440	9,939,440

TOTAL INVESTMENTS — (cost $417,057,470)(9)		97.2%	426,426,178
Other assets less liabilities		2.8	12,346,872

NET ASSETS —		100.0%	$438,773,050

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $59,958,927 representing 13.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $10,945,404 representing 2.5% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	Principal amount of security is adjusted for inflation.
(6)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of July 31, 2017.
(9)	See Note 3 for cost of investments on a tax basis.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
75	Short	90 Day Euro Dollar	December 2018	$18,388,217	$18,424,688	$(36,471)
64	Long	Euro-BOBL	September 2017	10,058,326	10,005,292	(53,034)
33	Long	Euro-Bund	September 2017	6,276,191	6,326,644	50,453
2	Long	Japanese 10 Year Bonds	September 2017	2,717,402	2,724,114	6,712
115	Short	U.S. Treasury 10 Year Notes	September 2017	14,478,507	14,477,422	1,085
25	Short	U.S. Treasury 2 Year Notes	September 2017	5,402,485	5,408,594	(6,109)
54	Long	U.S. Treasury 5 Year Notes	September 2017	6,377,560	6,380,016	2,456
32	Long	U.S. Treasury Long Bonds	September 2017	4,916,612	4,895,000	(21,612)
21	Short	U.S. Treasury Ultra Long Bonds	September 2017	3,436,937	3,454,500	(17,563)

						$(74,083)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	955,133	USD	296,000	08/02/2017	$—	$(10,294)
	CAD	1,680,667	USD	1,271,000	09/20/2017	—	(77,982)
	CHF	364,617	EUR	321,000	09/20/2017	2,756	—
	CLP	99,457,500	USD	150,000	08/30/2017	—	(2,972)
	CZK	23,014,249	EUR	883,443	09/20/2017	242	—
	EUR	312,237	CAD	461,221	09/20/2017	—	(394)
	EUR	1,449,265	CZK	38,203,802	09/20/2017	20,079	—
	EUR	216,176	PLN	916,913	09/20/2017	—	(1,582)
	GBP	576,073	EUR	643,000	09/20/2017	1,850	—
	GBP	6,185,536	USD	7,916,679	09/20/2017	—	(257,940)
	JPY	107,759,485	USD	970,000	09/20/2017	—	(9,601)
	MXN	13,230,009	USD	716,100	09/20/2017	—	(21,256)
	NZD	1,536,000	USD	1,121,193	09/20/2017	—	(31,329)
	PLN	5,582,010	EUR	1,316,723	09/20/2017	10,444	—
	SGD	1,025,113	USD	744,000	09/20/2017	—	(12,972)
	USD	611,126	EUR	536,000	08/24/2017	24,112	—
	USD	769,434	IDR	10,288,868,600	08/25/2017	1,652	—
	USD	492,757	COP	1,457,033,489	09/14/2017	—	(7,206)
	USD	1,116,905	AUD	1,472,817	09/20/2017	60,641	—
	USD	375,409	EUR	328,000	09/20/2017	13,891	—
	USD	449,386	GBP	346,000	09/20/2017	7,877	—
	USD	747,000	JPY	83,580,336	09/20/2017	12,798	—
	USD	4,289,231	MXN	78,978,383	09/20/2017	112,518	—

						268,860	(433,528)

Barclays Bank PLC	BRL	4,214,764	USD	1,265,000	08/02/2017	—	(86,601)
	CLP	250,012,650	USD	374,455	08/30/2017	—	(10,079)
	CNH	2,571,260	USD	375,000	09/20/2017	—	(6,354)
	EUR	327,000	GBP	288,254	09/20/2017	—	(7,166)
	EUR	327,000	NOK	3,137,245	09/20/2017	11,300	—
	EUR	322,000	SEK	3,085,637	09/20/2017	1,049	—
	EUR	2,810,693	USD	3,175,009	09/20/2017	—	(160,976)
	GBP	2,325,283	USD	2,975,107	08/10/2017	—	(93,671)
	GBP	4,635,228	USD	5,953,229	09/20/2017	—	(172,550)
	INR	142,133,376	USD	2,213,226	08/07/2017	—	(1,786)
	JPY	143,523,337	USD	1,280,598	09/20/2017	—	(24,119)
	KRW	585,239,300	USD	521,000	08/21/2017	—	(1,527)
	KRW	923,656,349	USD	815,986	09/27/2017	—	(9,027)
	NOK	3,118,792	EUR	327,000	09/20/2017	—	(8,951)
	NZD	530,330	USD	387,280	09/20/2017	—	(10,647)
	PLN	1,786,029	EUR	420,341	09/20/2017	2,203	—
	SEK	32,020,309	EUR	3,313,269	09/20/2017	—	(44,348)
	SEK	1,281,545	USD	149,611	09/20/2017	—	(9,553)
	TRY	6,139,526	USD	1,711,031	09/20/2017	—	(7,302)

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TWD	11,381,250	USD	374,260	08/07/2017	$—	$(2,578)
	TWD	4,524,000	USD	150,000	09/05/2017	50	—
	TWD	101,979,498	USD	3,398,524	09/11/2017	17,378	—
	USD	149,000	BRL	495,632	08/02/2017	9,941	—
	USD	376,577	KRW	427,725,600	08/07/2017	5,377	—
	USD	370,000	INR	23,920,500	08/18/2017	2,410	—
	USD	372,000	INR	23,997,794	08/21/2017	1,503	—
	USD	1,364,286	KRW	1,529,432,487	08/21/2017	1,259	—
	USD	510,448	KRW	590,281,777	08/24/2017	16,597	—
	USD	229,546	CLP	154,139,900	08/30/2017	7,531	—
	USD	375,000	KRW	417,862,500	08/31/2017	—	(1,877)
	USD	162,577	AUD	205,806	09/20/2017	1,969	—
	USD	3,858,000	GBP	3,010,000	09/20/2017	119,926	—
	USD	2,012,000	JPY	226,118,327	09/20/2017	43,557	—
	USD	205,977	NZD	285,028	09/20/2017	7,891	—
	USD	2,038,033	TRY	7,308,567	09/20/2017	7,492	—
	USD	742,330	ZAR	9,747,635	09/20/2017	—	(8,563)
	USD	445,409	MYR	1,911,250	09/29/2017	331	—
	USD	2,197,418	INR	142,133,376	10/18/2017	1,683	—
	USD	739,117	TWD	22,563,750	10/20/2017	10,307	—

						269,754	(667,675)

BNP Paribas SA	AUD	188,000	USD	149,421	09/20/2017	—	(889)
	CZK	6,789,969	EUR	260,801	09/20/2017	256	—
	EUR	1,331,433	CZK	34,956,347	09/20/2017	12,010	—
	EUR	178,916	GBP	160,384	09/20/2017	—	(394)
	EUR	5,000,121	PLN	21,071,012	09/20/2017	—	(74,730)
	EUR	967,000	USD	1,119,702	09/20/2017	—	(28,022)
	HUF	101,170,792	EUR	327,000	09/20/2017	—	(6,623)
	NZD	4,202,000	USD	3,038,050	09/20/2017	—	(114,878)
	PLN	2,776,102	EUR	653,000	09/20/2017	3,003	—
	PLN	1,134,213	USD	303,716	09/20/2017	—	(11,710)
	SGD	512,266	USD	372,000	09/20/2017	—	(6,272)
	USD	149,474	AUD	198,000	09/20/2017	8,831	—
	USD	179,180	JPY	20,006,588	09/20/2017	2,693	—

						26,793	(243,518)

Citibank, N.A.	AUD	197,821	EUR	133,222	09/20/2017	—	(42)
	AUD	943,000	USD	748,645	09/20/2017	—	(5,303)
	BRL	3,898,824	USD	1,219,343	08/02/2017	—	(30,941)
	BRL	6,584,514	USD	1,967,171	10/03/2017	—	(121,686)
	CAD	2,151,900	USD	1,644,000	09/20/2017	—	(83,216)
	CHF	1,426,114	USD	1,493,000	09/20/2017	13,622	—
	EUR	6,629,400	NOK	63,196,535	09/20/2017	177,397	—
	EUR	4,212,250	SEK	41,132,606	09/20/2017	109,078	—
	EUR	986,000	USD	1,125,164	09/20/2017	—	(45,110)
	EUR	1,084,594	CZK	29,015,050	11/21/2017	35,756	—
	GBP	1,403,238	USD	1,809,363	08/10/2017	—	(42,551)
	GBP	881,000	USD	1,124,812	09/20/2017	—	(39,492)
	HKD	13,252,313	USD	1,710,506	10/03/2017	10,990	—
	HKD	10,644,515	USD	1,374,000	10/10/2017	8,665	—
	HKD	19,497,322	USD	2,520,832	03/27/2018	11,282	—
	IDR	4,998,526,800	USD	372,000	08/07/2017	—	(3,162)
	INR	33,725,950	USD	520,267	08/11/2017	—	(5,160)
	JPY	291,014,715	USD	2,618,000	09/20/2017	—	(27,506)
	KRW	419,928,750	USD	364,164	09/27/2017	—	(10,918)
	MXN	39,804,396	USD	2,182,963	09/20/2017	—	(35,479)
	MYR	718,865	USD	165,924	08/17/2017	—	(1,962)
	NOK	16,964,975	EUR	1,779,000	09/20/2017	—	(48,392)
	NZD	519,000	USD	373,971	09/20/2017	—	(15,456)
	SEK	6,289,649	EUR	654,000	09/20/2017	—	(4,931)
	TWD	27,211,315	USD	901,037	08/07/2017	58	—

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TWD	38,981,455	USD	1,277,034	10/20/2017	$—	$(17,681)
	USD	846,400	TWD	25,595,125	08/17/2017	1,282	—
	USD	310,191	IDR	4,139,135,672	08/21/2017	126	—
	USD	374,000	TWD	11,352,770	08/21/2017	2,054	—
	USD	19,919,377	EUR	17,302,064	08/24/2017	586,104	—
	USD	378,074	PEN	1,251,994	08/29/2017	7,323	—
	USD	780,869	CLP	518,528,050	08/30/2017	16,659	—
	USD	250,993	ARS	4,497,791	08/31/2017	—	(431)
	USD	697,958	BRL	2,216,595	09/05/2017	8,257	—
	USD	1,010,537	AUD	1,329,785	09/20/2017	52,653	—
	USD	749,503	EUR	655,000	09/20/2017	27,911	—
	USD	235,402	GBP	182,629	09/20/2017	5,956	—
	USD	1,300,512	JPY	145,378,344	09/20/2017	21,068	—
	USD	675,000	MXN	12,039,291	09/20/2017	—	(4,007)
	USD	3,584,035	NZD	4,986,345	09/20/2017	157,418	—
	USD	149,000	ZAR	1,955,491	09/20/2017	—	(1,798)
	USD	89,313	ARS	1,620,676	09/26/2017	—	(447)
	USD	761,553	ARS	13,585,681	10/10/2017	—	(22,552)
	USD	1,132,651	TWD	34,128,226	10/20/2017	871	—
	ZAR	2,004,423	USD	148,000	09/20/2017	—	(2,886)

						1,254,530	(571,109)

Credit Suisse International	CAD	192,678	AUD	195,506	09/20/2017	1,659	—
	CAD	396,098	GBP	234,952	09/20/2017	—	(7,421)
	CAD	1,221,036	USD	936,779	09/20/2017	—	(43,282)
	CHF	1,425,788	EUR	1,299,000	09/20/2017	62,731	—
	EUR	2,583,000	CHF	2,865,942	09/20/2017	—	(92,757)
	EUR	321,000	GBP	287,346	09/20/2017	—	(1,244)
	EUR	5,268,549	SEK	51,314,085	09/20/2017	119,880	—
	EUR	1,153,104	USD	1,318,610	09/20/2017	—	(49,998)
	GBP	1,075,378	USD	1,399,938	09/20/2017	—	(21,250)
	JPY	125,501,475	USD	1,116,000	09/20/2017	—	(24,887)
	NOK	1,445,695	EUR	154,329	09/20/2017	—	(884)
	NZD	516,000	USD	372,774	09/20/2017	—	(14,402)
	USD	1,122,526	AUD	1,481,000	09/20/2017	61,563	—
	USD	373,000	CAD	487,918	09/20/2017	18,625	—
	USD	751,050	EUR	652,000	09/20/2017	22,803	—
	USD	2,520,874	GBP	1,949,306	09/20/2017	55,271	—
	USD	3,906,011	JPY	436,760,452	09/20/2017	64,415	—
	USD	708,584	NZD	980,182	09/20/2017	26,885	—

						433,832	(256,125)

Deutsche Bank AG	AUD	485,000	NZD	510,815	09/20/2017	—	(4,483)
	AUD	739,412	USD	575,021	09/20/2017	—	(16,154)
	CAD	1,095,316	USD	829,000	09/20/2017	—	(50,152)
	CLP	99,345,750	USD	149,000	08/07/2017	—	(3,870)
	CLP	195,637,000	USD	298,000	08/21/2017	—	(2,954)
	CLP	198,570,000	USD	301,194	08/30/2017	—	(4,219)
	CNH	3,246,052	USD	475,176	09/20/2017	—	(6,258)
	COP	967,255,781	USD	331,309	08/11/2017	7,722	—
	COP	451,500,000	USD	150,000	09/05/2017	—	(624)
	EUR	5,886,198	PLN	24,809,742	09/20/2017	—	(86,662)
	EUR	1,342,871	USD	1,523,759	09/20/2017	—	(70,081)
	GBP	115,757	EUR	129,000	09/20/2017	128	—
	GBP	295,000	USD	377,878	09/20/2017	—	(11,985)
	IDR	5,038,008,720	USD	376,069	08/25/2017	—	(1,498)
	IDR	14,596,138,000	USD	1,086,103	10/16/2017	—	(1,039)
	INR	24,193,355	USD	372,000	08/07/2017	—	(5,030)
	INR	48,160,700	USD	749,000	08/31/2017	157	—
	JPY	136,356,304	USD	1,214,367	09/20/2017	—	(25,197)
	KRW	427,725,600	USD	372,000	08/07/2017	—	(9,954)
	KRW	1,274,784,300	USD	1,107,000	08/14/2017	—	(31,104)

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	KRW	420,616,000	USD	370,000	08/17/2017	$—	$(5,530)
	KRW	419,876,000	USD	370,000	08/18/2017	—	(4,873)
	KRW	3,206,480,032	USD	2,851,472	08/24/2017	—	(11,499)
	KRW	586,120,180	USD	524,000	08/25/2017	665	—
	KRW	349,574,386	USD	312,268	08/28/2017	131	—
	MXN	17,710,737	USD	971,000	09/20/2017	—	(16,083)
	NZD	2,064,000	USD	1,489,358	09/20/2017	—	(59,343)
	PHP	37,937,995	USD	749,350	09/05/2017	—	(1,154)
	PLN	3,286,732	EUR	779,000	09/20/2017	10,545	—
	TRY	1,340,333	USD	371,637	09/20/2017	—	(3,496)
	TWD	4,528,855	USD	149,000	08/21/2017	—	(1,016)
	TWD	4,830,890	USD	159,488	08/28/2017	—	(580)
	TWD	31,480,639	USD	1,043,892	09/29/2017	—	(766)
	TWD	53,760,437	USD	1,780,147	10/20/2017	—	(5,431)
	USD	3,866,329	BRL	12,784,729	08/02/2017	233,509	—
	USD	374,927	IDR	4,998,526,800	08/07/2017	235	—
	USD	2,565,583	INR	166,326,731	08/07/2017	26,460	—
	USD	1,263,000	TWD	38,592,565	08/07/2017	14,818	—
	USD	436,002	GBP	336,000	08/10/2017	7,432	—
	USD	369,000	COP	1,132,830,000	08/14/2017	9,851	—
	USD	1,875,345	KRW	2,113,982,800	08/14/2017	11,980	—
	USD	370,000	PHP	18,781,200	08/14/2017	2,017	—
	USD	369,000	TWD	11,265,570	08/17/2017	4,103	—
	USD	372,000	IDR	4,960,091,760	08/21/2017	—	(134)
	USD	372,000	INR	24,020,040	08/21/2017	1,850	—
	USD	372,000	PHP	19,015,152	08/22/2017	4,474	—
	USD	1,557,673	IDR	20,825,313,529	08/25/2017	3,052	—
	USD	225,000	TWD	6,835,500	08/25/2017	1,461	—
	USD	375,000	KRW	419,775,000	08/28/2017	—	(180)
	USD	305,485	CLP	202,958,000	08/30/2017	6,677	—
	USD	167,951	ARS	3,001,276	08/31/2017	—	(757)
	USD	144,956	COP	446,138,000	09/14/2017	3,718	—
	USD	759,914	PHP	37,851,330	09/14/2017	—	(11,667)
	USD	973,322	AUD	1,271,000	09/20/2017	42,868	—
	USD	298,000	COP	908,006,000	09/20/2017	4,371	—
	USD	2,175,750	EUR	1,917,000	09/20/2017	99,520	—
	USD	377,974	GBP	291,162	09/20/2017	6,816	—
	USD	99,367	JPY	11,226,704	09/20/2017	2,691	—
	USD	2,067,784	MXN	37,820,314	09/20/2017	40,078	—
	USD	376,292	NZD	506,000	09/20/2017	3,380	—
	USD	149,000	TRY	553,296	09/20/2017	5,857	—
	USD	292,165	ZAR	3,823,065	09/20/2017	—	(4,379)
	USD	1,122,094	TWD	34,049,957	10/20/2017	8,827	—
	USD	96,626	ARS	1,744,093	10/23/2017	—	(2,421)

						565,393	(460,573)

HSBC Bank PLC	CAD	3,804,415	USD	2,876,730	09/20/2017	—	(176,872)
	CNH	12,774,815	USD	1,868,000	09/20/2017	—	(26,682)
	EUR	523,016	GBP	466,605	09/20/2017	—	(4,111)
	EUR	129,000	SEK	1,234,733	09/20/2017	242	—
	EUR	1,749,545	USD	2,034,484	09/20/2017	—	(42,035)
	GBP	2,335,740	USD	3,003,056	09/20/2017	—	(83,788)
	HKD	9,860,943	USD	1,273,880	03/27/2018	4,653	—
	JPY	288,563,639	USD	2,580,551	09/13/2017	—	(41,742)
	JPY	42,081,217	EUR	324,000	09/20/2017	2,008	—
	MXN	9,571,664	USD	521,000	09/20/2017	—	(12,463)
	NOK	5,069,812	EUR	543,000	09/20/2017	—	(974)
	NOK	4,121,726	USD	503,931	09/20/2017	—	(20,820)
	SEK	8,094,416	EUR	844,827	09/20/2017	—	(2,588)
	SEK	1,379,685	USD	163,772	09/20/2017	—	(7,581)
	TRY	3,211,019	USD	879,195	09/20/2017	—	(19,506)
	USD	9,783,546	CAD	13,114,550	09/20/2017	742,805	—

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	3,012,848	CNH	20,587,101	09/20/2017	$40,505	$—
	USD	129,121	CNY	872,988	09/20/2017	387	—
	USD	2,768,887	EUR	2,405,092	09/20/2017	85,695	—
	USD	3,967,075	JPY	441,834,417	09/20/2017	49,476	—
	USD	163,818	NZD	225,513	09/20/2017	5,393	—
	USD	328,182	SEK	2,792,866	09/20/2017	18,685	—
	USD	1,311,940	TRY	4,797,605	09/20/2017	30,816	—

						980,665	(439,162)

JPMorgan Chase Bank, N.A. London	AUD	284,000	USD	224,266	09/20/2017	—	(2,798)
	CAD	482,354	USD	372,000	09/20/2017	—	(15,160)
	CHF	355,342	EUR	323,000	09/20/2017	14,752	—
	CHF	716,000	NOK	6,281,372	09/20/2017	56,962	—
	CNH	10,171,138	USD	1,491,750	09/20/2017	—	(16,771)
	CZK	52,922,157	EUR	2,025,235	09/20/2017	—	(6,891)
	EUR	327,000	CZK	8,577,014	09/20/2017	2,573	—
	EUR	4,729,992	NOK	44,848,130	09/20/2017	95,788	—
	EUR	129,000	PLN	551,792	09/20/2017	345	—
	EUR	5,851,740	SEK	56,897,217	09/20/2017	121,106	—
	EUR	864,862	USD	991,414	09/20/2017	—	(35,083)
	EUR	849,155	CZK	22,702,147	09/21/2017	26,268	—
	EUR	352,000	CZK	9,473,376	10/03/2017	13,883	—
	EUR	702,000	CZK	18,743,821	11/09/2017	21,152	—
	EUR	1,168,918	CZK	31,164,471	01/03/2018	35,701	—
	GBP	175,000	USD	224,862	09/20/2017	—	(6,413)
	HUF	148,120,200	EUR	480,000	09/20/2017	—	(8,210)
	MXN	10,713,525	USD	594,041	08/25/2017	—	(5,536)
	MXN	16,032,139	USD	886,603	09/20/2017	—	(6,926)
	NOK	15,647,939	EUR	1,663,679	09/20/2017	—	(17,588)
	NZD	783,825	USD	568,934	09/20/2017	—	(19,202)
	PLN	1,346,411	USD	359,352	09/20/2017	—	(15,086)
	USD	1,283,748	AUD	1,623,354	09/20/2017	14,156	—
	USD	1,860,750	CNH	12,633,127	09/20/2017	12,918	—
	USD	2,193,790	EUR	1,919,825	09/20/2017	84,833	—
	USD	478,289	GBP	368,000	09/20/2017	8,049	—
	USD	747,000	JPY	82,788,830	09/20/2017	5,602	—
	USD	375,000	MXN	6,804,548	09/20/2017	4,242	—
	USD	342,394	NZD	469,971	09/20/2017	10,244	—

						528,574	(155,664)

Morgan Stanley & Co. International PLC	AUD	2,511,000	USD	1,919,799	09/20/2017	—	(87,795)
	BRL	5,394,330	USD	1,629,000	08/02/2017	—	(100,867)
	CAD	444,000	USD	343,930	09/18/2017	—	(12,437)
	CAD	989,876	NZD	1,037,000	09/20/2017	—	(16,418)
	CAD	410,405	USD	309,075	09/20/2017	—	(20,335)
	CHF	1,071,446	EUR	975,000	09/20/2017	45,755	—
	COP	450,891,600	USD	150,000	08/31/2017	—	(505)
	CZK	1,941,529	EUR	73,808	09/20/2017	—	(835)
	EUR	209,622	USD	240,620	08/24/2017	—	(7,813)
	EUR	169,415	JPY	21,783,007	09/20/2017	—	(3,056)
	EUR	391,860	CZK	10,473,438	09/21/2017	11,988	—
	EUR	397,103	CZK	10,621,691	11/21/2017	13,018	—
	EUR	397,191	CZK	10,630,825	11/22/2017	13,347	—
	IDR	4,985,420,000	USD	372,909	08/25/2017	—	(717)
	JPY	83,291,325	USD	747,000	09/20/2017	—	(10,170)
	KRW	587,602,400	USD	521,000	08/21/2017	—	(3,637)
	KRW	162,320,728	USD	144,865	09/05/2017	—	(84)
	KRW	947,643,088	USD	824,457	09/27/2017	—	(21,981)
	NOK	6,158,405	EUR	647,000	09/20/2017	—	(16,130)
	NZD	1,022,585	AUD	975,000	09/20/2017	12,246	—
	NZD	1,531,000	USD	1,116,017	09/20/2017	—	(32,754)
	RUB	27,216,672	USD	452,123	09/14/2017	921	—

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	SEK	5,401,218	USD	641,491	09/07/2017	$—	$(28,824)
	SEK	9,458,563	EUR	982,000	09/20/2017	—	(9,201)
	TRY	540,452	USD	148,000	09/20/2017	—	(3,262)
	TWD	34,693,080	USD	1,153,936	08/30/2017	4,308	—
	TWD	11,428,745	USD	379,088	09/29/2017	—	(165)
	USD	376,000	BRL	1,182,689	08/02/2017	3,268	—
	USD	538,011	COP	1,574,936,657	08/11/2017	—	(11,130)
	USD	2,197,202	INR	141,796,420	08/21/2017	9,727	—
	USD	85,062	ARS	1,523,468	08/31/2017	—	(194)
	USD	335,390	BRL	1,064,188	09/05/2017	3,664	—
	USD	301,000	CLP	196,252,000	09/05/2017	812	—
	USD	747,885	PHP	37,872,900	09/14/2017	788	—
	USD	1,200,830	RUB	72,062,349	09/14/2017	—	(6,169)
	USD	1,862,757	AUD	2,454,000	09/20/2017	99,265	—
	USD	1,123,000	CAD	1,460,931	09/20/2017	49,611	—
	USD	375,347	GBP	289,000	09/20/2017	6,586	—
	USD	1,065,290	HUF	290,446,061	09/20/2017	67,937	—
	USD	374,000	JPY	41,925,400	09/20/2017	7,128	—
	USD	1,235,336	TRY	4,469,446	09/20/2017	15,574	—
	USD	271,619	ZAR	3,532,869	09/20/2017	—	(5,678)
	USD	1,692,927	KRW	1,934,779,040	09/27/2017	35,225	—
	USD	415,374	CNY	2,861,509	09/28/2017	8,937	—
	ZAR	1,968,007	USD	149,000	09/20/2017	856	—

						410,961	(400,157)

Royal Bank of Canada	AUD	475,000	CAD	469,507	09/20/2017	—	(2,924)
	CAD	2,200,484	USD	1,674,623	09/20/2017	—	(91,588)
	EUR	324,000	GBP	286,662	09/20/2017	—	(5,708)
	EUR	1,039,418	JPY	129,904,381	09/20/2017	—	(52,764)
	EUR	130,000	USD	148,415	09/20/2017	—	(5,881)
	JPY	41,550,260	USD	370,000	09/20/2017	—	(7,718)
	NOK	9,065,953	EUR	968,000	09/20/2017	—	(5,308)
	SEK	10,534,022	EUR	1,102,000	09/20/2017	—	(344)
	SEK	1,395,250	USD	164,720	09/20/2017	—	(8,567)
	USD	615,802	EUR	538,318	08/24/2017	22,184	—
	USD	374,246	JPY	42,252,258	09/20/2017	9,853	—

						32,037	(180,802)

Royal Bank of Scotland PLC	CAD	188,333	USD	147,977	09/20/2017	—	(3,188)
	EUR	726,000	SEK	7,039,813	09/20/2017	12,643	—
	EUR	136,148	USD	155,957	09/20/2017	—	(5,636)
	GBP	293,715	EUR	335,000	09/20/2017	9,444	—
	GBP	289,000	USD	376,818	09/20/2017	—	(5,116)
	JPY	108,392,897	USD	972,000	09/20/2017	—	(13,359)
	MXN	23,437,483	USD	1,287,000	09/20/2017	—	(19,255)
	NOK	3,202,724	EUR	335,000	09/20/2017	—	(10,142)
	SEK	3,106,577	EUR	324,000	09/20/2017	—	(1,276)
	TRY	1,362,227	USD	372,000	09/20/2017	—	(9,261)
	USD	370,142	GBP	288,000	09/20/2017	10,470	—
	USD	1,304,846	JPY	145,881,360	09/20/2017	21,307	—
	USD	451,000	MXN	8,173,854	09/20/2017	4,558	—
	USD	376,202	NZD	523,000	09/20/2017	16,226	—

						74,648	(67,233)

Standard Chartered Bank	CAD	497,520	USD	375,000	09/20/2017	—	(24,333)
	HKD	6,237,014	USD	806,496	03/27/2018	3,714	—
	HKD	11,750,932	USD	1,517,000	05/11/2018	3,507	—
	TRY	4,299,793	USD	1,191,000	09/20/2017	—	(12,428)
	TWD	119,127,457	USD	3,904,538	08/17/2017	—	(40,827)
	USD	1,071,170	EUR	938,568	08/24/2017	41,171	—
	USD	755,470	AUD	977,610	09/20/2017	26,148	—
	USD	369,000	CAD	475,914	09/20/2017	12,991	—

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	670,000	CNH	4,569,236	09/20/2017	$7,681	$—
	USD	147,410	NZD	204,000	09/20/2017	5,659	—
	USD	301,000	TRY	1,088,919	09/20/2017	3,767	—
	ZAR	11,480,129	USD	879,615	09/20/2017	15,432	—

						120,070	(77,588)

State Street Bank London	AUD	474,000	CAD	472,649	09/20/2017	398	—
	AUD	348,558	EUR	235,654	09/20/2017	1,016	—
	AUD	470,000	NZD	506,481	09/20/2017	4,259	—
	AUD	6,630,877	USD	5,001,009	09/20/2017	—	(300,510)
	CAD	237,012	EUR	159,497	09/20/2017	—	(932)
	CAD	2,639,045	NOK	16,940,163	09/20/2017	38,491	—
	CAD	2,961,500	USD	2,245,000	09/20/2017	—	(132,038)
	CHF	362,465	EUR	334,000	09/20/2017	20,419	—
	EUR	1,168,335	CZK	31,228,321	09/20/2017	35,776	—
	EUR	332,000	JPY	41,949,030	09/20/2017	—	(12,705)
	EUR	19,578	NOK	187,200	09/20/2017	596	—
	EUR	654,000	SEK	6,341,267	09/20/2017	11,342	—
	GBP	687,441	USD	895,000	09/20/2017	—	(13,501)
	JPY	125,992,664	EUR	968,000	09/20/2017	3,558	—
	JPY	2,018,580,986	USD	18,315,868	09/20/2017	—	(34,296)
	NOK	5,562,841	EUR	590,095	09/20/2017	—	(7,846)
	NOK	1,317,849	GBP	126,482	09/20/2017	—	(626)
	SEK	1,615,821	USD	191,910	09/20/2017	—	(8,771)
	USD	748,642	AUD	988,000	09/20/2017	41,284	—
	USD	672,000	CAD	874,965	09/20/2017	30,288	—
	USD	896,866	EUR	767,974	09/20/2017	14,635	—
	USD	5,818,310	JPY	648,974,806	09/20/2017	81,277	—
	USD	374,000	NOK	3,156,186	09/20/2017	27,825	—
	USD	374,239	NZD	513,000	09/20/2017	10,686	—

						321,850	(511,225)

UBS AG London	AUD	225,410	GBP	137,330	09/20/2017	1,271	—
	AUD	967,000	NZD	1,020,670	09/20/2017	—	(7,287)
	AUD	1,681,340	USD	1,307,575	09/20/2017	—	(36,690)
	CAD	1,466,780	USD	1,112,325	09/20/2017	—	(64,981)
	CHF	2,449,486	EUR	2,235,873	09/20/2017	112,765	—
	EUR	5,352,818	CHF	5,867,741	09/20/2017	—	(266,315)
	EUR	65,000	GBP	57,538	09/20/2017	—	(1,108)
	EUR	321,956	NOK	3,012,556	09/20/2017	1,413	—
	EUR	689,182	PLN	2,916,121	09/20/2017	—	(7,008)
	EUR	531,805	SEK	5,087,788	09/20/2017	696	—
	EUR	1,040,592	USD	1,189,619	09/20/2017	—	(45,451)
	GBP	287,000	USD	375,479	09/20/2017	—	(3,811)
	HKD	5,262,595	USD	679,622	09/29/2017	4,804	—
	HUF	35,521,614	EUR	115,000	09/20/2017	—	(2,102)
	JPY	265,431,843	USD	2,395,600	09/20/2017	—	(17,341)
	NOK	7,289,111	EUR	778,728	09/20/2017	—	(3,737)
	NOK	4,252,759	SEK	4,374,707	09/20/2017	1,893	—
	NZD	1,409,907	USD	1,026,629	09/20/2017	—	(31,280)
	PLN	2,095,555	EUR	495,174	09/20/2017	4,941	—
	SEK	6,510,944	EUR	682,247	09/20/2017	1,111	—
	USD	408,542	COP	1,211,634,000	08/11/2017	—	(3,201)
	USD	122,709	AUD	161,544	09/20/2017	6,449	—
	USD	152,697	EUR	136,079	09/20/2017	8,814	—
	USD	74,328	GBP	57,000	09/20/2017	1,002	—
	USD	2,029,773	JPY	227,161,239	09/20/2017	35,265	—
	USD	740,103	NZD	1,016,000	09/20/2017	22,242	—
	ZAR	1,977,305	USD	149,000	09/20/2017	156	—

						202,822	(490,312)

Westpac Banking Corp.	AUD	3,076,334	USD	2,342,559	09/20/2017	—	(117,031)
	AUD	32,855,303	USD	26,116,681	09/21/2017	—	(151,462)

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CAD	471,023	AUD	479,000	09/20/2017	$4,905	$—
	EUR	337,786	JPY	42,249,248	09/20/2017	—	(16,843)
	JPY	299,598,980	EUR	2,426,588	09/20/2017	156,553	—
	NZD	502,000	USD	375,466	09/20/2017	—	(1,205)
	SGD	539,722	USD	390,236	09/20/2017	—	(8,309)
	USD	138,818	GBP	109,436	08/10/2017	5,609	—
	USD	1,419,996	AUD	1,876,000	09/20/2017	79,904	—
	USD	478,237	CNH	3,275,060	09/20/2017	7,500	—
	USD	1,714,259	EUR	1,527,956	09/20/2017	99,257	—
	USD	392,908	GBP	310,867	09/20/2017	17,925	—
	USD	865,717	NZD	1,189,706	09/20/2017	26,967	—

						398,620	(294,850)

Net Unrealized Appreciation/(Depreciation)						$5,889,409	$(5,249,521)

ARS	— Argentine Peso	GBP	— British Pound Sterling	PEN	— Peruvian Sol
AUD	— Australian Dollar	HKD	— Hong Kong Dollar	PHP	— Philippine Peso
BRL	— Brazilian Real	HUF	— Hungarian Forint	PLN	— Polish Zloty
CAD	— Canadian Dollar	IDR	— Indonesian Rupiah	RUB	— New Russian Ruble
CHF	— Swiss Franc	INR	— Indian Rupee	SEK	— Swedish Krona
CLP	— Chilean Peso	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNH	— Yuan Renminbi Offshore	KRW	— South Korean Won	TRY	— Turkish Lira
CNY	— Yuan Renminbi	MXN	— Mexican Peso	TWD	— New Taiwan Dollar
COP	— Colombian Peso	MYR	— Malaysian Ringgit	USD	— United States Dollar
CZK	— Czech Koruna	NOK	— Norwegian Krone	ZAR	— South African Rand
EUR	— Euro Currency	NZD	— New Zealand Dollar

Over the Counter Total Return Swap Contracts@
					Value
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Payments Make/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, N.A.	7,475	8/17/2017	—	Egypt Treasury Bills	$415,865	$(1,869)

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged		Value
Swap Counterparty	Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	BRL	1,160	1/4/2021	11.763%	1 month BRL-CDI	$—	$21,995
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	2,872
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	2,650
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	2,665

						$—	$30,182

				Rates Exchanged		Value
Swap Counterparty	Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	BRL	11,510	1/4/2021	1 month BRL-CDI	11.605%	$—	$(202,790)

Total						$—	$(172,608)

60

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%	3 month STIBOR	$36,138	$16,188
SEK	88,570	9/15/2018	-0.330%	3 month STIBOR	1,384	6,520
EUR	33,920	3/14/2019	0.010%	6 month EURIBOR	141	64,701
AUD	17,810	9/20/2019	3 month BBSW	1.800%	22,255	15,372
GBP	25,730	9/20/2019	0.650%	3 month GBP-LIBOR	10,336	62,733
GBP	2,490	7/15/2022	3.370%	12 month UKRPI	135	3,017
AUD	1,270	9/20/2022	6 month BBSW	2.250%	1,887	8,266
USD	72,820	9/20/2022	3 month USD-LIBOR	2.000%	(353,802)	114,259
EUR	1,180	9/20/2024	6 month EURIBOR	0.500%	(4,387)	14,453
GBP	870	6/15/2027	3.364%	12 month UKRPI	17	1,491
GBP	13,420	9/20/2027	6 month GBP-LIBOR	1.500%	(579,962)	265,088
AUD	7,920	12/21/2027	6 month BBSW	3.500%	(67,021)	40,458
USD	17,090	12/21/2027	3 month USD-LIBOR	2.750%	(88,434)	20,191
USD	12,120	7/3/2028	2.378%	3 month USD-LIBOR	(24,041)	26,149
GBP	430	1/15/2032	3.723%	12 month UKRPI	(3,084)	33,671
GBP	4,290	9/20/2032	6 month GBP-LIBOR	1.500%	(95,547)	113,311
GBP	7,570	3/17/2037	6 month GBP-LIBOR	1.750%	40,586	111,515
JPY	59,970	6/16/2037	6 month JYOR	0.750%	14,529	3,925
USD	3,130	6/16/2037	3 month USD-LIBOR	2.750%	11,516	7,372
JPY	155,460	9/20/2037	6 month JYOR	0.750%	(30,125)	14,916
GBP	330	1/15/2047	less than 1 month UKRPI	3.418%	(70)	6,307
USD	2,150	6/17/2047	3 month USD-LIBOR	2.500%	4,160	19,073
GBP	1,140	9/20/2047	6 month GBP-LIBOR	1.500%	(33,494)	67,171
USD	5,020	7/3/2048	3 month USD-LIBOR	2.560%	4,415	38,560

					$(1,132,468)	$1,074,707

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
CHF	39,020	3/29/2019	-0.554%	6 month CHF-LIBOR	$1,255	$(13,280)
USD	27,190	5/11/2019	3 month USD-LIBOR	1.826%	(2,680)	(34,980)
SEK	163,130	6/29/2019	-0.100%	3 month SEK-LIBOR	(2,808)	(1,501)
CAD	155,730	9/20/2019	1.250%	3 month CDOR	(232,359)	(818,189)
EUR	18,160	9/20/2019	0.000%	6 month EURIBOR	57,330	(1,798)
NOK	48,880	9/20/2019	1.000%	6 month NIBOR	(12,815)	(6,450)
USD	40,400	9/20/2019	3 month USD-LIBOR	1.750%	(73,363)	(18,648)
PLN	625	9/21/2020	2.018%	6 month WIBOR	1	(677)
EUR	42,730	2/11/2021	0.250%	6 month EURIBOR	6,629	(6,251)
USD	31,700	2/11/2021	3 month USD-LIBOR	2.250%	39,924	(220,654)
GBP	7,770	3/11/2021	6 month GBP-LIBOR	1.000%	(2,488)	(11,953)
CAD	9,260	9/20/2022	1.500%	3 month CDOR	(28,834)	(150,225)
EUR	42,510	9/20/2022	0.250%	6 month EURIBOR	168,031	(330,731)
SEK	144,140	9/20/2022	0.250%	3 month STIBOR	(31,705)	(211,990)
USD	3,750	7/3/2023	3 month USD-LIBOR	2.143%	21,102	(31,559)
USD	13,410	6/21/2024	1.500%	3 month USD-LIBOR	(365,240)	(118,210)
EUR	5,320	8/15/2026	12 month EURIBOR	0.700%	(3,231)	(32,171)
EUR	19,380	1/12/2027	1.330%	6 month EURIBOR	(137,130)	(76,065)
GBP	470	1/15/2027	12 month UKRPI	3.630%	2,780	(22,864)
GBP	10,480	3/16/2027	1.600%	6 month GBP-LIBOR	5,090	(43,812)

61

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
EUR	20,020	6/15/2027	1.750%	6 month EURIBOR	$242,218	$(92,288)
CAD	7,440	9/20/2027	2.000%	3 month CDOR	(156,285)	(31,804)
EUR	15,880	9/20/2027	1.000%	6 month EURIBOR	359,068	(320,176)
USD	3,780	9/20/2027	2.500%	3 month USD-LIBOR	119,914	(39,220)
CAD	9,630	12/21/2027	2.500%	3 month CDOR	(44,246)	(41,923)
CHF	1,730	12/21/2027	1.000%	6 month CHF-LIBOR	12,727	(3,627)
GBP	13,690	1/11/2032	6 month GBP-LIBOR	1.940%	123,670	(84,964)
EUR	1,380	6/16/2037	2.000%	6 month EURIBOR	(575)	(26,398)
GBP	360	1/15/2042	3.473%	9 month GBP-LIBOR	92	(4,799)
EUR	950	6/17/2047	1.750%	6 month EURIBOR	3,349	(11,791)
EUR	350	9/20/2047	1.250%	6 month EURIBOR	(21,919)	(16,555)

					$47,502	$(2,825,553)

Net Unrealized Appreciation/(Depreciation)					$(1,084,966)	$(1,750,846)

@	Illiquid security. At July 31, 2017, the aggregate value of these securities was ($2,594,424) representing 0.6% of net assets.

BBSW	— Bank Bill Swap Reference Rate
BRL-CDI	— Brazil Interbank Deposit Rate
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won 3 Month Certificate of Deposit Rates
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
UKRPI	— United Kingdom Retail Price Index
WIBOR	— Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection@ (1)
						Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2017(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	6/20/2021	Citibank, N.A.	0.4951%	$12,180	$21,316	$(253,307)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	6/20/2021	Deutsche Bank AG	0.4951%	240	441	(5,013)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	6/20/2021	JPMorgan Chase Bank, N.A.	0.4951%	80	140	(1,664)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	6/20/2021	Morgan Stanley & Co. International PLC	0.4951%	11,780	21,660	(246,032)

Total						$43,557	$(506,016)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@ (1)
					Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at July 31, 2017(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index	(5.000)%	6/20/2022	3.2102%	$2,690	$(198,586)	$(6,122)
CDX North America Investment Grade Index	(1.000)%	12/20/2021	0.4905%	3,880	(39,162)	(43,981)
CDX Emerging Markets Index	(1.000)%	6/20/2022	1.9088%	11,610	536,828	(66,045)
iTraxx Europe Index	(1.000)%	12/20/2021	0.4570%	31,500	(339,148)	(541,076)

Total					$(40,068)	$(657,224)

62

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (2)
					Value(5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at July 31, 2017(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index	5.000%	6/20/2022	3.2102%	$140	$8,920	$1,734

@	Illiquid security. At July 31, 2017, the aggregate value of these securities was ($1,149,097) representing 0.3% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Cayman Islands	$—	$10,500,615	$—	$10,500,615
United States	—	38,204,789	1,250,000	39,454,789
Corporate Bonds & Notes	—	25,889,685	—	25,889,685
Foreign Government Obligations	—	270,227,307	—	270,227,307
Structured Notes	—	3,018,846	—	3,018,846
U.S. Government Agencies	—	7,614,488	—	7,614,488
U.S. Government Treasuries	—	59,781,008	—	59,781,008
Short-Term Investment Securities	9,939,440	—	—	9,939,440

Total Investments at Value	$9,939,440	$415,236,738	$1,250,000	$426,426,178

Other Financial Instruments:+
Futures Contracts	$60,706	$—	$—	$60,706
Forward Foreign Currency Contracts	—	5,889,409	—	5,889,409
Over the Counter Interest Rate Swap Contracts	—	30,182	—	30,182
Centrally Cleared Interest Rate Swap Contracts	—	1,074,707	—	1,074,707
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	1,734	—	1,734

Total Other Financial Instruments	$60,706	$6,996,032	$—	$7,056,738

63

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$134,789	$—	$—	$134,789
Forward Foreign Currency Contracts	—	5,249,521	—	5,249,521
Over the Counter Total Return Swap Contracts	—	1,869	—	1,869
Over the Counter Interest Rate Swap Contracts	—	202,790	—	202,790
Centrally Cleared Interest Rate Swap Contracts	—	2,825,553	—	2,825,553
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	506,016	—	506,016
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	657,224	—	657,224

Total Other Financial Instruments	$134,789	$9,442,973	$—	$9,577,762

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Cable/Satellite TV	7.4%
Oil Companies-Exploration & Production	7.4
Pipelines	4.3
Cellular Telecom	3.5
Repurchase Agreements	3.0
Medical-Hospitals	2.7
Real Estate Investment Trusts	2.6
Finance-Auto Loans	2.6
Finance-Consumer Loans	2.2
Oil-Field Services	2.1
Gambling (Non-Hotel)	1.7
Satellite Telecom	1.7
Medical-Drugs	1.6
Computer Services	1.5
Energy-Alternate Sources	1.5
Computers	1.3
Oil Refining & Marketing	1.3
Containers-Metal/Glass	1.3
Paper & Related Products	1.3
Building-Residential/Commercial	1.2
Retail-Restaurants	1.2
Investment Management/Advisor Services	1.1
Cruise Lines	1.1
Aerospace/Defense-Equipment	1.1
Chemicals-Diversified	1.1
Real Estate Management/Services	1.1
Metal Processors & Fabrication	1.1
Computers-Memory Devices	1.1
Chemicals-Specialty	1.0
Radio	1.0
Printing-Commercial	1.0
Independent Power Producers	1.0
Enterprise Software/Service	1.0
Casino Hotels	1.0
Metal-Copper	1.0
Finance-Mortgage Loan/Banker	0.9
Internet Connectivity Services	0.9
Steel-Producers	0.9
Retail-Appliances	0.9
Finance-Leasing Companies	0.8
Coal	0.8
Wire & Cable Products	0.8
Batteries/Battery Systems	0.8
Building & Construction-Misc.	0.8
Airlines	0.7
E-Commerce/Services	0.7
Auto-Heavy Duty Trucks	0.7
Building-Heavy Construction	0.7
Internet Content-Entertainment	0.6
Food-Dairy Products	0.6
Hotels/Motels	0.6
Diversified Minerals	0.6
Finance-Credit Card	0.6
Travel Services	0.6
Building Products-Wood	0.6
Finance-Investment Banker/Broker	0.6
Containers-Paper/Plastic	0.6
Semiconductor Equipment	0.6
Telecommunication Equipment	0.6
Financial Guarantee Insurance	0.6
Food-Retail	0.6

Television	0.6%
Agricultural Chemicals	0.5
Auction Houses/Art Dealers	0.5
Marine Services	0.5
Semiconductor Components-Integrated Circuits	0.5
Home Furnishings	0.5
Publishing-Books	0.5
Broadcast Services/Program	0.5
Precious Metals	0.5
Retail-Automobile	0.5
Electronic Parts Distribution	0.5
Resorts/Theme Parks	0.5
Telecom Services	0.5
Medical-HMO	0.5
Telephone-Integrated	0.5
Oil Field Machinery & Equipment	0.4
Applications Software	0.4
Machinery-Construction & Mining	0.4
Internet Security	0.4
Building & Construction Products-Misc.	0.4
Cosmetics & Toiletries	0.4
Racetracks	0.4
Retail-Misc./Diversified	0.4
Electric Products-Misc.	0.3
Food-Wholesale/Distribution	0.3
Rental Auto/Equipment	0.3
Oil & Gas Drilling	0.3
Metal-Iron	0.1

98.4%

Credit Quality#†

Baa	2.8%
Ba	30.1
B	49.6
Caa	11.5
Not Rated@	6.0

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 73.3%
Aerospace/Defense-Equipment — 1.1%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$1,984,000	$2,070,800
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	1,270,000	1,201,737
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	1,184,000	1,115,920

		4,388,457

Airlines — 0.7%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	80,977	81,269
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(1)	56,724	57,291
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,629,490	1,688,559
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,049,828	1,102,320

		2,929,439

Applications Software — 0.4%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,670,000	1,778,550

Auction Houses/Art Dealers — 0.5%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	2,040,000	2,126,700

Auto-Heavy Duty Trucks — 0.7%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,641,000	2,769,749

Batteries/Battery Systems — 0.8%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,120,517

Broadcast Services/Program — 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	1,975,000	2,034,250

Building & Construction Products-Misc. — 0.4%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,645,000	1,696,406

Building & Construction-Misc. — 0.8%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	3,054,660

Security Description	Principal Amount	Value (Note 2)
Building Products-Wood — 0.6%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	$2,395,000	$2,490,800

Building-Heavy Construction — 0.7%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,421,000	2,602,575

Building-Residential/Commercial — 1.2%
AV Homes, Inc. Senior Notes 6.63% due 05/15/2022*	1,650,000	1,707,750
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	1,600,000	1,664,000
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,300,000	1,475,500

		4,847,250

Cable/Satellite TV — 2.8%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,349,000	2,531,047
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,740,000	2,944,415
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	2,985,000	3,099,922
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,794,000	1,982,370
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	759,000	908,903

		11,466,657

Casino Hotels — 1.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	1,892,000	2,045,725
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,967,000	2,026,010

		4,071,735

Cellular Telecom — 3.5%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	5,461,000	6,061,710
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	7,222,000	8,196,970

		14,258,680

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.5%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	$2,202,000	$2,067,128

Chemicals-Specialty — 1.0%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	1,994,000	2,101,177
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	1,946,000	2,091,950

		4,193,127

Coal — 0.8%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	3,095,000	3,187,850

Computer Services — 1.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	1,925,000	2,059,750
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,739,000	2,691,067
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	1,247,000	1,315,585

		6,066,402

Computers — 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	4,870,000	5,424,352

Computers-Memory Devices — 0.4%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	1,215,000	1,438,256

Containers-Metal/Glass — 1.3%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,709,647
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,280,000	2,448,150

		5,157,797

Containers-Paper/Plastic — 0.6%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,309,000	2,418,678

Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,511,000	1,559,805

Electric Products-Misc. — 0.3%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	1,299,000	1,363,950

Security Description	Principal Amount	Value (Note 2)
Electronic Parts Distribution — 0.5%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	$1,920,000	$1,978,712

Energy-Alternate Sources — 1.5%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	3,028,000	3,194,540
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	2,533,000	2,634,320

		5,828,860

Enterprise Software/Service — 1.0%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	3,820,000	4,077,850

Finance-Auto Loans — 2.6%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	5,585,000	5,975,950
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	4,104,000	4,309,200

		10,285,150

Finance-Consumer Loans — 2.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,950,000	3,097,500
Navient Corp. Senior Notes 5.63% due 08/01/2033	2,926,000	2,487,100
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	3,035,000	3,186,750

		8,771,350

Finance-Credit Card — 0.6%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,496,000

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	2,370,000	2,482,575

Finance-Mortgage Loan/Banker — 0.9%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,775,500

Food-Retail — 0.6%
Albertsons Cos. LLC/Safeway, Inc. Company Guar. Notes 5.75% due 03/15/2025*	2,580,000	2,309,100

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,350,000	1,326,375

Gambling (Non-Hotel) — 1.1%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	1,878,000	1,983,638

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) (continued)
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	$2,120,000	$2,363,800
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	8,087

		4,355,525

Home Furnishings — 0.5%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	2,029,000	2,089,870

Hotels/Motels — 0.6%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	2,290,000	2,504,688

Independent Power Producers — 1.0%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	2,025,000	1,984,500
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	2,100,000	2,136,750

		4,121,250

Internet Connectivity Services — 0.9%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,073,000	2,171,467
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	1,230,000	1,333,013

		3,504,480

Internet Content-Entertainment — 0.6%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,310,000	2,587,200

Internet Security — 0.4%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027*	1,690,000	1,715,350

Investment Management/Advisor Services — 1.1%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	4,521,000	4,589,077

Machinery-Construction & Mining — 0.4%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,669,000	1,739,933

Marine Services — 0.5%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022*	2,060,000	2,106,350

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 0.3%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	$1,425,000	$1,218,375

Medical-HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 01/15/2025	1,840,000	1,918,200

Medical-Hospitals — 2.7%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	1,845,000	1,891,125
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,304,413
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,643,000	4,776,486
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	2,953,000	2,938,235

		10,910,259

Metal Processors & Fabrication — 1.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	2,293,000	2,470,708
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,800,076

		4,270,784

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Company Guar. Notes 5.75% due 03/01/2025*	220,000	214,500

Oil Companies-Exploration & Production — 5.6%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	2,450,000	2,434,688
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	1,610,000	1,594,898
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	3,555,000	3,386,137
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	2,285,000	2,307,850
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,571,246
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,067,000	2,154,848
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	1,900,000	1,928,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,280,000	1,858,200

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 5.63% due 06/01/2025	$2,561,000	$2,394,535
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	1,905,000	2,038,350

		22,669,252

Oil Field Machinery & Equipment — 0.4%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,787,775

Oil Refining & Marketing — 1.3%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	2,055,000	2,162,887
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	3,183,000	3,119,340

		5,282,227

Oil-Field Services — 1.2%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	4,285,000	2,774,537
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	2,035,000	2,047,719

		4,822,256

Paper & Related Products — 0.6%
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,226,000	2,270,520

Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,303,000	1,345,348
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	1,125,000	1,171,406
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	3,005,625
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,574,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	2,827,000	2,943,614
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,709,000	1,696,182
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,081,000	2,091,405

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	$2,560,000	$2,620,800

		17,448,380

Precious Metals — 0.5%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024*	2,060,000	2,034,250

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,515,100

Radio — 1.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	3,990,000	4,181,719

Real Estate Investment Trusts — 2.6%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	2,460,000	2,524,575
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,034,000	2,125,530
iStar, Inc. Senior Notes 6.00% due 04/01/2022	3,298,000	3,413,430
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021	2,451,000	2,555,167

		10,618,702

Real Estate Management/Services — 1.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,980,000	2,034,450
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	2,240,000	2,262,400

		4,296,850

Rental Auto/Equipment — 0.3%
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	391,000	424,235
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	827,000	829,068

		1,253,303

Resort/Theme Parks — 0.5%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	1,940,000	1,973,950

Retail-Appliances — 0.9%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	3,595,000	3,415,250

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile — 0.5%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	$1,931,000	$1,988,930

Retail-Misc./Diversified — 0.4%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,331,000	1,400,878

Retail-Restaurants — 1.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,695,000	2,695,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	2,015,000	2,077,969

		4,772,969

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,970,000	2,154,688

Steel-Producers — 0.2%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	750,000	820,313

Telecom Services — 0.5%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,915,000	1,946,119

Telecommunication Equipment — 0.6%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	2,304,000	2,410,560

Telephone-Integrated — 0.5%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	1,869,000	1,843,301

Television — 0.4%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,340,000	1,527,600

Travel Services — 0.6%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,494,415

Wire & Cable Products — 0.8%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	3,085,000	3,162,125

Total U.S. Corporate Bonds & Notes (cost $284,360,791)		295,782,515

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 19.5%
Agricultural Chemicals — 0.5%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	$2,070,000	$2,173,500

Cable/Satellite TV — 4.6%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	4,405,000	4,884,264
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,000,000	3,285,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	5,817,000	6,296,902
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	2,001,000	2,086,043
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,900,000	1,966,500

		18,518,709

Chemicals-Diversified — 0.6%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,311,500

Computers-Memory Devices — 0.7%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	2,700,000	2,619,216

Cruise Lines — 1.1%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	1,850,000	1,914,750
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	2,425,000	2,609,906

		4,524,656

Diversified Minerals — 0.6%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	2,430,000	2,496,825

Finance-Leasing Companies — 0.8%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	3,050,000	3,245,200

Gambling (Non-Hotel) — 0.6%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	2,290,000	2,527,588

Medical-Drugs — 1.3%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	925,000	782,781
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	2,390,000	2,055,400

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	$2,399,000	$2,554,935

		5,393,116

Metal-Copper — 1.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	2,220,000	2,286,600
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	1,500,000	1,646,250

		3,932,850

Oil & Gas Drilling — 0.3%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	2,982,000	1,222,620

Oil Companies-Exploration & Production — 1.8%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,167,000	4,327,362
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,881,000	2,787,368

		7,114,730

Oil-Field Services — 0.9%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	2,393,000	2,404,965
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*	1,200,000	1,287,000

		3,691,965

Paper & Related Products — 0.7%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	2,050,000	2,121,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	705,000	733,200

		2,854,950

Printing-Commercial — 1.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	3,983,000	4,142,320

Satellite Telecom — 1.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,430,000	2,095,875
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	2,297,000	2,589,868

		4,685,743

Security Description	Principal Amount/ Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.5%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	$1,935,000	$2,090,148

Semiconductor Equipment — 0.6%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	1,310,000	1,355,850
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,006,000	1,058,815

		2,414,665

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Steel-Producers — 0.7%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	2,300,000	2,624,875

Total Foreign Corporate Bonds & Notes (cost $78,192,334)		78,585,176

LOANS(7)(8)(9) — 1.2%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.7%
RentPath LLC FRS 2nd Lien 10.24% due 12/17/2022	2,913,240	2,796,711

Publishing-Books — 0.5%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.23% due 05/29/2021	2,122,168	2,049,660

Total Loans (cost $4,839,139)		4,846,371

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	643,464

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	2,397,000	2,341,869

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,204,000	2,523,580

Total Preferred Securities/Capital Securities (cost $4,053,061)		4,865,449

Total Long-Term Investment Securities (cost $371,445,333)		384,722,975

71

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 3.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 07/31/2017, to be purchased 08/01/2017 in the amount $12,045,040 and collaterallized by $12,175,000 of United States Treasury Notes, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $12,290,224 (cost $12,045,000)	$12,045,000	$12,045,000

TOTAL INVESTMENTS (cost $383,490,333)(6)	98.4%	396,767,975
Other assets less liabilities	1.6	6,632,060

NET ASSETS	100.0%	$403,400,035

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $211,450,088 representing 52.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $651,551 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the

Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$643,464	$782.80	0.16%

(6)	See Note 3 for cost of investments on a tax basis.
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$2,790,879	$138,560	$2,929,439
Gambling (Non-Hotel)	—	4,347,438	8,087	4,355,525
Rubber/Plastic Products	—	—	0	0
Other Industries	—	288,497,551	—	288,497,551
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	78,585,176	—	78,585,176
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	4,846,371	—	4,846,371
Common Stocks	—	—	643,464	643,464
Preferred Securities/Capital Securities	—	4,865,449	—	4,865,449
Repurchase Agreements	—	12,045,000	—	12,045,000

Total Investments at Value	$—	$395,977,864	$790,111	$396,767,975

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

72

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Diversified Financial Services	14.8%
Federal National Mtg. Assoc.	14.5
United States Treasury Notes	11.5
United States Treasury Bonds	10.9
Federal Home Loan Mtg. Corp.	6.3
Diversified Banking Institutions	5.6
Government National Mtg. Assoc.	4.5
Electric-Integrated	2.3
Banks-Commercial	2.2
Telephone-Integrated	1.4
Pipelines	1.3
U.S. Government Agencies	1.1
Real Estate Investment Trusts	1.1
Banks-Super Regional	0.9
Auto-Cars/Light Trucks	0.9
Oil Companies-Integrated	0.8
Cable/Satellite TV	0.8
Brewery	0.7
Finance-Investment Banker/Broker	0.6
Applications Software	0.6
Small Business Administration	0.6
Medical-Drugs	0.5
Insurance-Life/Health	0.5
Medical-Biomedical/Gene	0.5
Containers-Paper/Plastic	0.4
Municipal Bonds & Notes	0.4
Oil Companies-Exploration & Production	0.4
Diagnostic Equipment	0.4
Gas-Distribution	0.4
Soap & Cleaning Preparation	0.4
Gold Mining	0.4
Banks-Fiduciary	0.4
Tobacco	0.4
Electric-Distribution	0.3
Multimedia	0.3
Computers	0.3
Retail-Drug Store	0.3
Insurance-Multi-line	0.3
Beverages-Wine/Spirits	0.3
Metal-Diversified	0.3
Sovereign	0.3
Medical-Hospitals	0.3
Building Products-Cement	0.3
Oil Refining & Marketing	0.3
Transport-Rail	0.3
Banks-Money Center	0.2
Food-Misc./Diversified	0.2
Rental Auto/Equipment	0.2
Metal-Copper	0.2
Data Processing/Management	0.2
Medical Products	0.2
Aerospace/Defense-Equipment	0.2
Diversified Manufacturing Operations	0.2
Sovereign Agency	0.2
Cellular Telecom	0.2
Retail-Consumer Electronics	0.2
Finance-Consumer Loans	0.2
Agricultural Chemicals	0.2
Medical Labs & Testing Services	0.2
Building Products-Air & Heating	0.2
Food-Confectionery	0.2

Medical Instruments	0.2%
Investment Management/Advisor Services	0.1
Television	0.1
Enterprise Software/Service	0.1
Resorts/Theme Parks	0.1
Steel-Producers	0.1
Building Products-Wood	0.1
Radio	0.1
E-Commerce/Services	0.1
Internet Security	0.1
Security Services	0.1
Building & Construction Products-Misc.	0.1
Finance-Leasing Companies	0.1
Medical-HMO	0.1
Aerospace/Defense	0.1
Racetracks	0.1
Insurance-Mutual	0.1
Finance-Other Services	0.1
Electronic Components-Semiconductors	0.1
E-Commerce/Products	0.1
Medical-Generic Drugs	0.1
Oil & Gas Drilling	0.1
Oil-Field Services	0.1
Finance-Credit Card	0.1
Food-Retail	0.1
Machinery-Construction & Mining	0.1
Insurance-Property/Casualty	0.1
Retail-Building Products	0.1
Machinery-Farming	0.1
Real Estate Operations & Development	0.1
Special Purpose Entities	0.1
Diversified Minerals	0.1
Airlines	0.1
Transport-Services	0.1
Retail-Discount	0.1

98.9%

Credit Quality†#

Aaa	53.9%
Aa	2.3
A	10.8
Baa	19.3
Ba	2.7
B	1.1
Not Rated@	9.9

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s.
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

73

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 14.6%
Diversified Financial Services — 14.6%
A10 Securitization LLC Series 2015-1, Class A2 3.13% due 04/15/2034*(1)	$210,067	$210,928
Academic Loan Funding Trust FRS Series 2013-1A, Class A 2.03% due 12/26/2044*	310,157	308,645
Access Point Funding Trust 6.25% due 02/16/2021*(2)	538,404	538,716
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(3)	283,727	283,486
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	119,944	119,849
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	397,000	398,870
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	245,000	249,383
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	958,800	995,938
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,430,582	1,504,441
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	953,525	1,001,676
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	161,192
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	402,102
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	559,443
American Homes 4 Rent Trust Series 2014-SFR2,Class E 6.23% due 10/17/2036*	150,000	168,062
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	311,805
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	757,743
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	305,651
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	164,085
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	367,958

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 1.68% due 01/25/2036	$1,200,000	$1,187,044
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(2)	2,250,000	2,250,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(3)	136,528	136,619
ARI Fleet Lease Trust Series 2015-A, Class A2 1.11% due 11/15/2018*(2)	368,227	367,929
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	966,513	967,268
Axis Equipment Finance Receivables III LLC Series 2015-1A, Class A2 1.90% due 03/20/2020*	206,226	206,102
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	558,561	557,516
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	947,315	959,819
Babson CLO, Ltd. FRS Series 2013-IA, Class A 2.41% due 04/20/2025*(4)	3,800,709	3,803,658
Babson CLO, Ltd. FRS Series 2014-IIA, Class CR 3.50% due 10/17/2026*(4)	1,410,000	1,414,523
Babson CLO, Ltd. FRS Series 2013-IIA, Class BR 3.55% due 01/18/2025*(4)	1,238,144	1,238,909
Ballyrock CLO LLC FRS Series 2013-1A, Class A 2.35% due 05/20/2025*(2)(4)	1,281,000	1,280,874
Banc of America Merrill Lynch Large Loan, Inc. VRS Series 2015-FFR11, Class A705 1.84% due 09/27/2044*(1)	1,097,000	1,079,471
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	358,055	357,698
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	630,097	629,965
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.36% due 08/25/2033(3)	301,162	300,797
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	280,069
CAM Mtg. Trust Series 2017-1, Class A1 3.22% due 08/01/2057*	477,617	478,034
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(1)(2)	1,447,566	1,444,399
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	176,503	176,433

74

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	$174,455	$174,430
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.42% due 07/15/2025*(2)(4)	1,824,556	1,824,693
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	620,000	622,416
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(1)	3,845,951	3,989,041
Cent CLO LP FRS Series 2014-16AR,Class A1AR 2.42% due 08/01/2024*(4)	3,559,583	3,559,210
Cent CLO LP FRS Series 2014-21A, Class A2AR 2.87% due 07/27/2026*(4)	2,291,588	2,292,385
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	2,545,642	2,551,647
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	161,652	161,715
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	292,914	296,322
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	199,001	200,917
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	1,040,786
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,375,206
CLUB Credit Trust Series 2017-NP1, Class A 2.39% due 04/17/2023*	361,000	361,211
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	484,329	475,959
Colony American Homes, Inc. FRS Series 2014-2A, Class A 2.18% due 07/17/2031*	1,141,285	1,141,283
COMM Mtg. Trust FRS Series 2014-TWC, Class A 2.07% due 02/13/2032*(1)	1,000,000	1,002,172
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(1)	4,214,857	4,210,623
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,087,938
COMM Mtg. Trust Series 2015-CR22, Class A5 3.31% due 03/10/2048(1)	2,030,000	2,075,544
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,106,459

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	$5,331,000	$5,562,731
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)	770,833	807,319
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,618,350
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	657,811
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,272,129
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	1,137,175	1,202,112
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	662,206	662,143
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	151,751	151,691
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	345,434	345,601
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	89,753	89,862
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	784,632	785,975
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	958,800
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	211,769
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	854,816
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	731,796
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	494,896
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	227,899
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	431,195
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	527,906
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	49,433	49,434
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	88,841	88,866

75

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	$726,000	$728,402
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	465,000	466,598
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,575,897
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	250,785
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	249,746
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	252,259
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.46% due 03/25/2034(3)	1,141,461	1,157,999
Cutwater, Ltd. FRS Series 2014-1A, Class BR 3.70% due 07/15/2026*(4)	1,155,000	1,149,210
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,257,984	1,269,876
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)	1,000,000	1,002,868
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	229,000	229,938
Drive Auto Receivables Trust Series 2016-BA, Class B 2.56% due 06/15/2020*	318,000	318,877
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	1,318,000	1,318,777
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	1,695,000	1,703,250
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	367,976
Drive Auto Receivables Trust Series 2017-1, Class C 3.00% due 04/15/2022	828,000	832,030
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	374,132	375,092
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	815,939
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	952,015
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	787,966

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	$736,000	$745,091
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	496,378
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	785,405
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	270,878
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	454,407
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 1.60% due 07/19/2044(3)	1,375,000	1,353,663
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	53,138	53,137
DT Auto Owner Trust Series 2016-3A, Class A 1.75% due 11/15/2019*	120,824	120,858
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	250,000	249,917
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	400,000	401,550
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	709,000	709,723
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	443,769
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	436,223
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	307,002
Eaton Vance Corp. CLO FRS Series 2014-1A, Class CR 3.55% due 07/15/2026*(4)	1,644,704	1,646,367
Engs Commercial Finance Trust Series 2016-1A, ClassA2 2.63% due 02/22/2022*	405,016	404,575
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	23,418	23,410
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	348,244	348,406
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,277,045	1,281,327
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	317,000	318,320
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	506,275

76

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	$235,000	$237,985
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	305,100	304,616
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	55,108	55,106
First Investors Auto Owner Trust Series 2016-1A, Class A1 1.92% due 05/15/2020*	79,956	80,023
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,099,815
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,854,269	1,855,107
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	483,173
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	229,823	229,749
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	538,779	539,389
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	495,443
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	256,051
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	194,429
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	199,492	199,299
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,815,320
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,817,936
Galaxy XVI CLO, Ltd. FRS Series 2013-16A, Class CR 3.43% due 11/16/2025*(4)	1,960,000	1,960,566
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	216,962	216,805
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	348,893	348,883
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	270,808
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	515,784

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 1.80% due 01/18/2022*	$5,927,000	$5,948,491
GO Financial Auto Securitization Trust Series 2015-2, Class A 3.27% due 11/15/2018*	12,405	12,405
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	122,006	122,026
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	535,000	538,300
Goldentree Loan Opportunities VIII, Ltd. FRS Series 2014-8A, Class B1R 2.86% due 04/19/2026*(4)	1,044,097	1,044,499
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	276,404	281,219
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 2.38% due 10/15/2048*	308,000	306,451
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class BT1 3.12% due 10/15/2048*	435,000	432,507
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,843,093
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(1)	6,439,214	6,623,974
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 1.73% due 09/25/2035(3)	11,012	10,306
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	171,000	174,410
Harbourview CLO VII, Ltd. FRS Series 7A, Class CR 3.56% due 11/18/2026*(4)	1,690,000	1,690,193
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	436,725	439,727
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	1,010,601	1,056,837
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	333,333	333,773
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.31% due 03/25/2035(3)	231,113	226,879
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.46% due 04/25/2025*(4)	4,579,525	4,582,094
ING Investment Management CLO, Ltd. FRS Series 2013-3A, Class BR 3.45% due 01/18/2026*(4)	2,285,000	2,280,405

77

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	$4,694,676	$4,781,032
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,185,065
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(1)	2,847,257	2,921,997
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.95% due 06/15/2049(1)	1,882,029	1,926,772
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 2.97% due 10/25/2033(3)	902,407	885,652
Kabbage Asset Securitization LLC Series 2017-1, Class A 4.57% due 03/15/2022*	2,525,000	2,583,837
LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	245,811	246,544
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022*	178,543	179,516
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	587,000	588,199
Lendmark Funding Trust Series 2016-A, Class A 4.82% due 08/21/2023*	685,000	702,495
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1 2.83% due 10/15/2027*(4)	2,500,000	2,499,907
LV Tower 52 Series 2013-1, Class A 5.50% due 02/15/2023*(2)	2,236,066	2,236,066
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	633,000	637,833
Marlette Funding Trust Series 2017-1A, Class A 2.83% due 03/15/2024*	1,105,259	1,111,005
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	411,595	413,351
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.87% due 10/25/2028(3)	739,141	724,885
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 2.09% due 01/25/2029(3)	1,322,788	1,249,621
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,234,685
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(1)	5,425,000	5,616,749

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.68% due 04/15/2049(1)	$114,785	$116,476
MOTOR PLC FRS Series 2015-1A, Class A1 1.83% due 06/25/2022*	268,842	268,862
Murray Hill Marketplace Trust Series 2016-LC1, Class A 4.19% due 11/25/2022*	466,006	468,137
Nationstar HECM Loan Trust Series 2016-3A, Class A 2.01% due 08/25/2026*	204,821	207,989
Nationstar HECM Loan Trust VRS Series 2016-2A, Class A 2.24% due 06/25/2026*	135,903	137,431
Nationstar HECM Loan Trust Series 2017-1A, Class M1 3.38% due 05/25/2027*	120,000	120,041
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	700,000	696,022
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,865,255
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,087,516	1,088,871
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*	400,000	394,542
NRPL Trust Series 2015-1A, Class A1 3.88% due 11/01/2054*	909,180	906,204
NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	327,500	325,181
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 3.86% due 10/20/2026*(2)(4)	555,000	557,336
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1 2.52% due 08/17/2048*	1,355,000	1,348,909
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3 3.21% due 11/15/2047*	1,467,000	1,464,283
Ocwen Master Advance Receivables Trust Series 2015-T3, Class BT3 3.70% due 11/15/2047*	327,000	327,844
Ocwen Master Advance Receivables Trust Series 2016-T1, Class DT1 4.25% due 08/17/2048*	526,316	519,454
Ocwen Master Advance Receivables Trust Series 2015-T3, Class DT3 4.69% due 11/15/2047*	750,000	750,352

78

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.35% due 05/17/2020*	$620,000	$621,038
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.33% due 05/17/2020*	195,000	199,875
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	311,867	312,107
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	79,702	79,717
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	380,763	381,419
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,543,614	1,545,203
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	722,502
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	465,150
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	720,553
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	746,796
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	126,768
Oportun Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*	967,000	984,079
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	295,894
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	464,641
PFP, Ltd. FRS Series 2015-2, Class A 2.67% due 07/14/2034*(1)	358,383	358,383
PFP, Ltd. FRS Series 2015-2, Class C 4.47% due 07/14/2034*(1)	235,000	235,273
PFP, Ltd. FRS Series 2015-2, Class D 5.22% due 07/14/2034*(1)	195,000	195,399
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,613,341	1,625,512
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,743,620	1,774,250

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	$503,000	$509,492
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	864,765
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	417,487
Progress Residential Trust FRS Series 2016-SFR1, Class E 5.08% due 09/17/2033*	542,000	563,721
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	263,396
Prosper Marketplace Issuance Trust Series 2017-1A, Class A 2.56% due 06/15/2023*	1,209,712	1,212,424
Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*	1,000,000	1,003,438
Purchasing Power Funding LLC 5.50% due 02/27/2019*(2)	447,280	447,280
RAIT Trust FRS Series 2015-FL4, Class A 2.51% due 12/15/2031*(1)	15,308	15,355
RAIT Trust FRS Series 2015-FL4, Class AS 2.91% due 12/15/2031*(1)	702,887	708,764
RAIT Trust FRS Series 2015-FL5, Class B 5.06% due 01/15/2031*(1)	395,000	395,561
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	405,004	404,838
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class A 2.63% due 08/15/2032*(1)	87,903	87,636
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 4.23% due 08/15/2032*(1)	307,000	303,930
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(2)	1,824,118	1,824,118
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.91% due 10/20/2034(3)	1,415,677	1,349,574
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.99% due 04/20/2033(3)	1,424,394	1,352,228
Shackleton 2014-VI CLO, Ltd. FRS Series 2014-6A, Class CR 3.55% due 07/17/2026*(4)	1,834,087	1,830,397
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	124,406	124,451
Silver Spring CLO, Ltd. Series 2014-1A, Class C2R 4.56% due 10/15/2026*(4)	1,170,000	1,169,481
Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	29,944	29,954

79

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	$393,715	$398,364
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	320,715	322,666
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,711,716
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	548,747
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 1.48% due 07/19/2035(3)	676,340	658,391
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.72% due 12/25/2044(3)	214,205	212,940
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 2.18% due 10/15/2018*(2)	200,000	200,143
Tricolor Auto Securitization Trust Series 2017-1, Class A 5.09% due 05/15/2020*(2)	736,447	735,951
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 2.48% due 05/17/2032*	487,775	490,446
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	498,000	495,670
Upstart Securitization Trust Series 2017-1, Class A 2.64% due 06/20/2024*	603,000	602,938
US Residential Opportunity Fund Trust Series 2016-1lll, Class A 3.47% due 07/27/2036*	433,072	433,510
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	124,415
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,415,000	1,416,186
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*(2)(5)	1,085,000	1,085,000
VOLT LI LLC Series 2016-NP11, Class A1 3.50% due 10/25/2046*	563,245	563,705
VOLT LIII LLC Series 2016-NP13, Class A1 3.88% due 12/26/2046*	732,674	737,091
VOLT LIV LLC Series 2017-NPL1, Class A1 3.63% due 02/25/2047*	563,784	564,290
VOLT LIX LLC Series 2017-NPL6, Class A1 3.25% due 05/25/2047*	458,254	458,797
VOLT LV LLC Series 2017-NPL2, Class A1 3.50% due 03/25/2047*	467,714	468,650

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
VOLT LVI LLC Series 2017-NPL3 , Class A1 3.50% due 03/25/2047*	$906,730	$916,192
VOLT LVII LLC Series 2017-NPL4, Class A1 3.38% due 04/25/2047*	833,062	836,116
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*	734,312	737,701
VOLT LXI LLC Series 2017-NPL8, Class A1 3.13% due 06/25/2047*	879,180	879,043
VOLT XL LLC Series 2015-NP14, Class A1 4.38% due 11/27/2045*	318,025	319,199
VOLT XXII LLC Series 2015-NPL4, Class A1 3.50% due 02/25/2055*	613,998	616,078
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	498,459	498,633
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	661,356	663,634
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,130,279	1,133,584
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	1,030,333	1,033,809
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 1.46% due 04/25/2045(3)	78,822	75,194
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(1)	5,195,581	5,418,927
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	763,065
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,282,859
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 3.20% due 06/25/2035(3)	719,839	720,536
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 3.30% due 09/25/2034(3)	1,104,620	1,126,213
West CLO, Ltd. FRS Series 2014-1A, Class A2 3.40% due 07/18/2026*(2)(4)	2,990,000	2,990,909
Westgate Resorts Series 2015-1A, Class A 2.75% due 05/20/2027*	145,227	145,536
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	453,760	455,483

80

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57% due 06/17/2019*	$395,669	$395,659
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	279,981
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	213,117
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	405,334

Total Asset Backed Securities (cost $274,578,881)		275,453,882

U.S. CORPORATE BONDS & NOTES — 25.5%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	313,452
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	107,333
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	329,157
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	127,000	165,144
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	226,855
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	50,290
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	184,802
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	107,251
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	52,496

		1,536,780

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	104,013
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	220,336
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	70,000	72,902

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	$2,578,000	$2,729,457
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	308,094

		3,434,802

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	167,000	173,527
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	495,000
Mosaic Co. Senior Notes 4.25% due 11/15/2023	810,000	854,020
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	123,318

		1,645,865

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.25% due 08/15/2026	85,000	82,176
Bunge Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	125,526

		207,702

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	286,000	286,000
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 02/15/2029	202,000	208,908
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	56,492	57,198
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	145,896	156,638
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	149,000	151,544

		860,288

Applications Software — 0.6%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,124,781
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	176,939

81

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software (continued)
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	$65,000	$65,130
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	192,969
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	359,035
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,350,612
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	230,586
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	138,628
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	144,573
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	3,088,000	3,327,419
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	168,528
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	369,643
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	250,737

		11,899,580

Auto-Cars/Light Trucks — 0.9%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	360,270
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	32,131
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	167,796
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	600,868
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	150,474
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,086,222
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,670,000	2,133,482
Ford Motor Credit Co. LLC FRS Senior Notes 1.74% due 09/08/2017	800,000	800,228

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	$273,000	$273,978
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	271,926
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,296,879
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,198,819
General Motors Co. Senior Notes 6.60% due 04/01/2036	562,000	660,553
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 01/14/2022	175,000	178,489
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,386,000	2,432,434
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	289,881
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	533,966
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 01/15/2025	75,000	75,819
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,816,000	1,811,378
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	154,102
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	262,000	267,001
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	85,423
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	191,647
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	251,925
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	134,156
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	363,379

		15,803,226

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	274,194

82

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
BB&T Corp. Senior Notes 2.63% due 06/29/2020	$250,000	$255,207
Compass Bank Senior Notes 2.88% due 06/29/2022	3,252,000	3,250,104
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	505,391
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,886,153
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	458,962
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	180,766
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	453,284
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	219,327
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	197,694

		8,681,082

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	52,442
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	122,130
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	100,921
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	180,000	184,217
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,729,113
Bank Of New York Mellon Corp. FRS Senior Notes 3.44% due 02/07/2028	2,574,000	2,634,721
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	46,831
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	98,664
Northern Trust Corp. FRS Sub. Notes 3.38% due 05/08/2032	105,000	105,326
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	552,081

Security Description	Principal Amount	Value (Note 2)
Banks-Fiduciary (continued)
State Street Corp. Senior Notes 3.55% due 08/18/2025	$88,000	$92,371

		6,718,817

Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	271,991
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	104,261
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,097,018
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	235,634
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	331,252
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	364,912
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	212,849
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	335,355
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,711
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	254,789
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,904
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	493,917
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	2,535,000	2,552,973
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,925
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	363,320
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	302,758
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	380,723
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	904,802
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	1,052,000	1,069,800

83

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	$3,471,000	$3,533,461
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,469,030
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	205,724
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	567,832
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	212,000	225,214
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	475,471
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	143,000	154,879
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	122,908

		16,432,413

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027*	75,000	76,338
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	230,579
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	200,000	189,167
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	132,407
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	57,176

		685,667

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	121,889
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	2,542,000	2,731,737
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	2,496,000	2,746,474

		5,600,100

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,332,000	2,419,730

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	$1,244,000	$1,308,571
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,149,781
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,480,000	5,031,349
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	1,890,000	2,005,940
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	150,000	145,977

		12,061,348

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	388,702

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,071,445
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,087,988

		2,159,433

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	228,731
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	734,479
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,793,569

		4,756,779

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,558,712

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	294,700
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,399,000	3,652,579
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	300,000	311,020

84

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	$131,000	$153,260
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	208,447
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	126,000	127,781
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	282,358
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	665,011
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	275,555
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*(2)	2,762,000	2,765,251
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	132,101
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	136,992
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	355,692
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,711,089
Time Warner Cable, Inc. Senior Sec. Notes 5.00% due 02/01/2020	720,000	766,612

		12,838,448

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	212,605
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	794,000	846,338
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	809,000	820,083

		1,879,026

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	276,728
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	289,982

		566,710

Security Description	Principal Amount	Value (Note 2)
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	$103,000	$104,501
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	85,000	86,393

		190,894

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	359,913
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	158,606

		518,519

Commercial Services-Finance — 0.0%
Equifax, Inc. Senior Notes 2.30% due 06/01/2021	85,000	84,572
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	307,993

		392,565

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024*	129,000	135,414

Computers — 0.3%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	326,509
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	721,315
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	479,543
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	298,959
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	295,553
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	173,463
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	195,059
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	487,621
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	360,931
Apple, Inc. Senior Notes 4.25% due 02/09/2047	510,000	539,741

85

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 4.38% due 05/13/2045	$1,451,000	$1,577,107
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	657,160

		6,112,961

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,623,972
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,169,173
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,404,688

		8,197,833

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	3,009,009
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	68,000	71,314
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	1,000,000	1,029,376

		4,109,699

Diagnostic Equipment — 0.4%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,638,000	1,686,469
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	200,876
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	82,210
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,142,860
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	976,000	957,369
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,514,871
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	460,420
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	481,816

		7,526,891

Security Description	Principal Amount	Value (Note 2)
Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	$104,000	$112,226

Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,380,000	1,382,691
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	173,000	173,754
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	405,784
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	369,499
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,244,972
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	1,000,000	1,011,445
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,184,655
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,591,669
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	760,485
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	300,848
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	280,961
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	5,444,000	5,787,843
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,778,911
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	990,000	1,082,712
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	719,706
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	709,641
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,225,729
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	725,708
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,079,908

86

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	$115,000	$114,435
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	802,412
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	189,439
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	199,498
Citigroup, Inc. FRS Senior Notes 3.67% due 07/24/2028	500,000	502,304
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	607,486
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	53,000	54,403
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	561,143
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,620,000	1,698,808
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	63,000	68,477
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	318,420
Goldman Sachs Group, Inc. FRS Senior Notes 2.28% due 11/15/2018	500,000	505,153
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	900,000	892,071
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	2,100,000	2,128,600
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,560,098
Goldman Sachs Group, Inc. FRS Senior Notes 3.69% due 06/05/2028	698,000	702,448
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,687,602
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	650,078
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	300,000	305,747
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,252,431

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.63% due 11/17/2021	$330,000	$331,183
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	231,141
Morgan Stanley FRS Senior Notes 3.59% due 07/22/2028	533,000	533,842
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,561,896
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,763,582
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	314,676
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,028,828
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	78,699
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	4,035,583
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	249,061
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,997,357
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,597,404
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	825,464

		72,166,690

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	350,335
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	774,000	805,833
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	208,360
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	142,027
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	185,513
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	63,000	65,161
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	195,961

87

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Textron, Inc. Senior Notes 3.65% due 03/15/2027	$128,000	$130,002

		2,083,192

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	288,816
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	308,695
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	1,006,873

		1,604,384

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,375,280

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	402,885

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	118,930
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	140,395
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	114,299

		373,624

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	102,049

Electric-Integrated — 1.7%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	111,911
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	118,851
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	456,230
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	186,267
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,138,944
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	180,000	234,525

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	$100,000	$120,333
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	112,457
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	418,381
Consolidated Edison Co. of New York, Inc. Senior Notes 3.88% due 06/15/2047	250,000	256,211
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	44,059
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	199,837
Dominion Resources, Inc. Senior Notes 2.75% due 01/15/2022	129,000	129,957
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,883,608
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	720,888
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	110,141
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	61,709
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	366,215
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	250,631
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	189,769
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	247,250
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	131,213
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	261,368
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	189,350
Edison International Senior Notes 2.95% due 03/15/2023	350,000	353,174
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	91,392
Entergy Corp. Senior Notes 2.95% due 09/01/2026	39,000	37,882

88

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	$124,000	$120,040
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	996,000	1,031,285
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	61,000	62,757
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	426,000	452,393
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	122,000	122,968
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,462,327
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	467,242
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	65,283
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	119,682
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	240,612
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	720,256
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	112,912
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	780,683
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	271,970
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	373,125
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	371,225
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	467,410
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	145,932
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	128,000	132,263
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	259,678
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	157,846

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	$2,200,000	$2,280,771
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,240,778
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	278,667
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	202,769
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	123,080
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	50,042
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	594,080
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	66,125
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	210,474
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	124,480
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	451,585
Southern Co. Senior Notes 2.35% due 07/01/2021	2,717,000	2,709,428
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	95,976
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	109,733
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	197,896
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	606,991
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	111,371
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	239,093
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,581
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	187,855

89

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	$220,000	$223,791

		31,566,008

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	500,000	503,169

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	482,000	496,007
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	449,000	460,842
Intel Corp. Senior Notes 3.15% due 05/11/2027	150,000	151,735
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	172,479
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	326,170

		1,607,233

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	204,770
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	134,097

		338,867

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	467,786

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	121,343
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	366,067
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	455,544
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	606,502
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	103,840
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	754,596

Security Description	Principal Amount	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 4.38% due 05/15/2055	$200,000	$210,741

		2,618,633

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 10/26/2020	2,631,000	2,709,930
Synchrony Financial Senior Notes 3.70% due 08/04/2026	491,000	482,014

		3,191,944

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	195,398
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	180,000	181,818
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	125,000	125,206
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	672,371
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	76,035

		1,250,828

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,641,951
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	720,091
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	543,665
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,201,000	3,475,044
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,832,423
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,157,603

		11,370,777

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.13% due 01/15/2020	332,000	331,687
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	194,000	193,576
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	136,148

90

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	$150,000	$169,782
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	616,958

		1,448,151

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	294,252
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	153,465
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	88,203

		535,920

Food-Confectionery — 0.2%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,686,960

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	68,000	70,585
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	450,000	477,273
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	109,457

		657,315

Food-Misc./Diversified — 0.2%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	381,034
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	150,000	155,984
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	234,363
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	662,867
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	749,000	774,058
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,863,000	1,810,188
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	438,000	474,887

		4,493,381

Security Description	Principal Amount	Value (Note 2)
Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	$540,000	$555,845
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	450,000	565,338

		1,121,183

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	115,808

Gas-Distribution — 0.4%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	84,086
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	424,180
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	285,863
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*(2)	1,554,000	1,552,539
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	570,664
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(2)	3,186,000	3,079,419
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	330,000	412,244
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	635,415
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	56,375
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	68,161

		7,168,946

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	296,648
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	279,463

		576,111

Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	353,975
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	230,005

91

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	$300,000	$302,533
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	180,467
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	175,527
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	479,847
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	496,635
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	462,000	520,469
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	449,890
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	102,147
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,550,268
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	453,995
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	264,794
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	151,683
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	205,489
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,147,576

		10,065,300

Insurance-Multi-line — 0.3%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,660,962
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	67,516
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	459,193
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	545,418

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	$326,000	$333,371
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	2,109,000	2,176,935
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	250,000	419,098
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	50,365

		5,712,858

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	450,000	482,987
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	356,751
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	50,365
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	258,291
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	553,684

		1,702,078

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	80,106
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	653,511
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	51,761
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	109,000	121,379
Progressive Corp. Senior Notes 2.45% due 01/15/2027	120,000	114,104

		1,020,861

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	2,300,000	2,363,250

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	862,666
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	112,005

		974,671

92

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	$720,000	$734,114
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	185,703
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	128,497

		1,048,314

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	360,176
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,083
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	523,001

		954,260

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	63,556
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	80,000	82,480

		146,036

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	49,216
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	56,000	57,895

		107,111

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	93,000	96,388
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	280,224
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,267,780

		2,644,392

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	307,315
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,556,595
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	56,361

		2,920,271

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	$157,000	$159,460
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	86,764
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	57,974
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	3,477,000	3,519,357

		3,823,555

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	323,452
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	756,927
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	97,856
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	54,736
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	187,079
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	97,000	111,351
Celgene Corp. Senior Notes 2.88% due 08/15/2020	3,496,000	3,586,473
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	351,148
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	135,169
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	28,000	27,856
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	45,000	46,596
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	187,668
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	39,000	41,221
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	93,661
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,316,169
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	2,095,639

		9,413,001

93

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.85% due 05/14/2023	$200,000	$201,145
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	406,000	418,226
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	227,000	233,946
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	141,052
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	889,000	947,518
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	299,322
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	142,707
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	336,000	362,677
Forest Laboratories LLC Company Guar. Notes 5.00% due 12/15/2021*	450,000	493,554
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	52,285
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	131,000	132,670
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	34,155
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	303,668
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	500,000	516,043
Zoetis, Inc. Senior Notes 3.45% due 11/13/2020	30,000	31,098

		4,310,066

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	60,000	60,018

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	121,322
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	558,794
UnitedHealth Group, Inc. Senior Notes 1.63% due 03/15/2019	145,000	144,878

Security Description	Principal Amount	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	$181,000	$183,627
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	203,267
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	294,537
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/2036	200,000	253,186
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	195,917

		1,955,528

Medical-Hospitals — 0.3%
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,149,554
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,330,622
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	80,542
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	413,527

		4,974,245

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	110,128
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	99,279

		209,407

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	245,888
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	156,916
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	108,483

		511,287

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	269,663
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,000,000	966,250

94

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	$2,800,000	$3,038,000

		4,273,913

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	1,043,570
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,500,000	2,519,725
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,697,748

		5,261,043

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	558,361
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	200,000	253,279
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	920,436
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	1,560,000	1,594,808
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	1,345,000	1,359,814
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	180,000	183,410
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	440,000	426,762
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	451,930
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	453,618

		6,202,418

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.95% due 02/28/2026	88,000	88,090
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	230,631
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	381,956

		700,677

Security Description	Principal Amount	Value (Note 2)
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	$450,000	$483,071
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	117,906

		600,977

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	258,525
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	270,000

		528,525

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	366,908
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	396,866
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	283,622
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	420,102
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	437,932
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	535,924
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	225,000	231,390
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	123,000	131,547
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	259,969
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	363,575
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	106,265
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	258,473
Hess Corp. Senior Notes 6.00% due 01/15/2040	200,000	209,174
Hess Corp. Senior Notes 7.13% due 03/15/2033	200,000	226,169
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	320,109

95

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	$450,000	$441,282
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	112,597
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	450,000	462,671
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	133,000	137,083
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	203,145
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	109,568
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	90,093
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	117,515
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	57,433

		6,279,412

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	604,740
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	218,123
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	252,532
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	774,000	788,711
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	195,101

		2,059,207

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,836,074
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,135,261
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	537,421

		4,508,756

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services — 0.1%
Baker Hughes, a GE Company Senior Notes 5.13% due 09/15/2040	$150,000	$172,265
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	363,102
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	91,582
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	230,181

		857,130

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	208,180
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	136,631
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	147,539

		492,350

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	138,917

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	544,081
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	184,217

		728,298

Pipelines — 1.1%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	330,000	352,021
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	83,634
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	150,860
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	39,000	38,929
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	266,184
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	280,291
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	57,000	57,654

96

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	$173,000	$174,727
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	128,000	134,267
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	122,000	128,944
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	517,000	546,194
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	56,000	62,810
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	187,444
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	358,855
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	109,679
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	205,723
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	280,691
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	752,844
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	45,000	48,123
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	189,434
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	54,162
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	345,000	355,815
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,742,991
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	101,468
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	101,070
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	158,842
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	254,891

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
MPLX LP Senior Notes 4.88% due 12/01/2024	$210,000	$225,608
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	83,685
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	141,629
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,558
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	500,000	538,055
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	98,459
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	288,277
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	650,000	788,125
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	48,271
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	774,000	775,017
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	794,113
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	194,000	166,979
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	155,414
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	76,000	71,073
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	225,000	241,535
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,131,524
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	2,017,000	2,160,025
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,509,408
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	106,730

97

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	$140,000	$191,546
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	315,897
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	185,151
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	530,232
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	106,560
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	118,224
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	106,459
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	266,938
Williams Partners LP Senior Notes 3.90% due 01/15/2025	174,000	176,446

		19,540,485

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,841,826

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,410,515

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	172,983
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,458,340
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	150,223
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	107,473
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	61,512
Boston Properties LP Senior Notes 2.75% due 10/01/2026	120,000	114,266
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	151,786

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	$200,000	$197,544
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,556,777
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	937,172
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	957,347
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	477,532
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	164,100
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	111,811
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	95,353
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	30,596
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	277,972
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	207,000	210,344
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	3,440,000	3,532,880
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	890,000	962,313
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	523,853
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	272,414
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	288,070
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	275,016
HCP, Inc. Senior Notes 3.88% due 08/15/2024	900,000	930,498
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	565,622
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	125,687
National Retail Properties, Inc. Senior Notes 3.60% due 12/15/2026	165,000	164,308

98

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	$291,000	$299,048
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	114,000	108,662
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	306,730
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	103,355
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	361,256
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	367,203
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	40,083
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	880,000	902,241
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	419,702

		20,782,072

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	59,800

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	199,997
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	681,544
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,465,256

		4,346,797

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	2,550,000	2,594,625

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	138,000	139,920

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	72,348
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	150,998

Security Description	Principal Amount	Value (Note 2)
Retail-Building Products (continued)
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	$53,000	$48,445
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	181,902
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	195,223
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	183,826
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	123,039

		955,781

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,401,515

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	216,032
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	282,787
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	283,116

		781,935

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	356,000	353,769
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	247,000	240,125
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	938,478
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,516,154
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	100,938
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	104,209
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	478,783

		5,732,456

Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	360,000	340,771

99

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores (continued)
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/2037	$118,000	$122,565
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	212,383

		675,719

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	123,000	127,027
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	171,890
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	133,596
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	166,142

		598,655

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	289,386

Security Services — 0.1%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	2,100,000	2,294,250

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	123,657
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	58,846
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	35,000	35,208
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	251,000	252,784

		470,495

Special Purpose Entities — 0.1%
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	293,345

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	672,122
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	129,835

Security Description	Principal Amount	Value (Note 2)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	$1,707,000	$1,758,210

		2,560,167

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	488,000	493,845
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	402,000	396,013
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	877,000	907,192
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	324,000	331,539
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	183,000	194,574
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,629,000	4,508,016
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	1,283,000	1,176,288
AT&T, Inc. Senior Notes 4.60% due 02/15/2021	630,000	673,806
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	2,516,000	2,416,037
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	936,000	931,145
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	1,919,000	1,909,253
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	4,232,000	4,429,537
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	198,699
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	574,994
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022	1,135,000	1,146,620
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	47,975
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,245,331
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	2,114,000	2,117,311
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	400,000	420,881

100

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	$274,000	$290,213

		24,409,269

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	557,379

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,004,856

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	250,685

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	308,893
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	744,516
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	422,706
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	120,000	130,471
CSX Corp. Senior Notes 3.40% due 08/01/2024	180,000	186,362
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	234,905
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	556,970
Union Pacific Railroad Co. Pass-Through Certs. 2.70% due 05/12/2027	353,905	349,039

		2,933,862

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	272,302
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	363,485
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	148,495
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	58,105

		842,387

Security Description	Principal Amount	Value (Note 2)
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	$250,000	$258,428
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	383,280

		641,708

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	272,225

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	468,824

Total U.S. Corporate Bonds & Notes (cost $469,308,444)		478,538,677

FOREIGN CORPORATE BONDS & NOTES — 7.7%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	325,610

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	248,549
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	154,978

		403,527

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	158,329
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	657,713
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	305,890
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	296,483

		1,418,415

Banks-Commercial — 1.6%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	438,000	439,834
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	426,278
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,434,554
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	328,000	332,144

101

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	$250,000	$254,676
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	207,813
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	299,801
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	179,581
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	547,646
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	251,013
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,219,448
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	811,090
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	253,121
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,281,352
BPCE SA Sub. Notes 4.63% due 07/11/2024*	350,000	365,912
BPCE SA Sub. Notes 5.70% due 10/22/2023*	250,000	280,119
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	248,289
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	274,087
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	295,660
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	210,667
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	300,000	319,660
Cooperatieve Rabobank UA Bank Guar. Notes 4.38% due 08/04/2025	250,000	263,691
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	434,556
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	256,229

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	$528,000	$597,960
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	197,200
Danske Bank A/S Senior Bonds 2.70% due 03/02/2022*	200,000	202,104
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,361,053
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	296,197
ING Bank NV Senior Notes 2.05% due 08/17/2018*	600,000	601,781
ING Groep NV Senior Notes 3.95% due 03/29/2027	935,000	979,422
Intesa Sanpaolo SpA Senior Notes 3.88% due 07/14/2027*	240,000	241,754
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	254,333
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	262,329
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	242,145
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	238,291
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	303,390
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	477,422
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	380,889
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	201,882
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	500,000	541,465
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	409,762
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	269,681
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	253,835

102

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	$101,000	$99,575
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,100,472
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	179,448
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	301,771
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	303,742
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	399,327
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	405,031
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	175,397
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	454,415
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	167,000	165,773
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	438,833
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	223,162
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	300,000	309,338

		29,756,400

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	303,388

Banks-Money Center — 0.2%
DBS Bank, Ltd. VRS Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,308,858

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	158,973

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	417,000	445,767
Johnson Controls International PLC Senior Notes 4.63% due 07/02/2044	894,000	953,968

Security Description	Principal Amount	Value (Note 2)
Building Products-Air & Heating (continued)
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	$180,000	$193,942
Johnson Controls International PLC Senior Notes 5.13% due 09/14/2045	60,000	69,435
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	968,000	1,135,284

		2,798,396

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	250,241

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,213,627

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	832,973
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	198,292
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	193,800
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	368,603

		1,593,668

Diversified Banking Institutions — 1.3%
Barclays PLC Senior Notes 3.20% due 08/10/2021	652,000	664,035
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,454,145
Barclays PLC Senior Notes 5.25% due 08/17/2045	200,000	225,372
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	308,809
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	207,635
Credit Suisse Group AG Senior Bonds 3.57% due 01/09/2023*	250,000	256,528
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,901,353
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	261,570

103

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	$250,000	$277,233
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	92,016
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	77,000	78,010
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	457,020
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	315,514
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	683,900
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	207,849
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	210,115
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	600,000	779,834
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	200,000	202,147
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,443,000	3,496,966
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	208,068
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,405,272
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	89,670
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	200,538
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	256,353
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	255,962
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,156,020
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,930,289
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	280,000	296,562

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	$2,066,000	$2,194,243

		24,073,028

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	368,920
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,993,000	2,157,731

		2,526,651

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	182,012
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	154,512
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	122,000	123,162
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	284,931
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	256,481
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	256,314
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	300,000	269,183

		1,526,595

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	869,472

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	302,939

Electric-Distribution — 0.3%
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,853,079

Electric-Integrated — 0.6%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	844,000	844,827
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	960,000	1,008,265
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,294,998

104

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	$5,631,000	$5,683,650

		10,831,740

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	570,019

Finance-Investment Banker/Broker — 0.0%
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	185,068

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,590
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	339,000	336,721
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	151,961

		643,272

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.59% due 11/02/2023*	400,000	395,163

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	194,471

Gold Mining — 0.4%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	4,428,000	4,797,384
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,507,000

		7,304,384

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	369,793
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	181,887

		551,680

Insurance-Life/Health — 0.0%
Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032	400,000	404,043

Security Description	Principal Amount	Value (Note 2)
Investment Companies — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	$360,000	$357,456

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	129,947

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	87,792

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	5,381,000	5,370,938
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	507,000	497,603
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	50,000	45,471

		5,914,012

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	241,657
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	379,000	406,216
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	630,000	643,335
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	141,774
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	96,000	104,975

		1,537,957

Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	108,500

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	153,000	170,059
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	450,000	500,625

		670,684

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	376,526

105

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 5.75% due 03/16/2018	$57,000	$57,285
Odebrecht Offshore Drilling Finance, Ltd. Senior Sec. Notes 6.75% due 10/01/2023*(14)	2,493,930	880,357

		937,642

Oil Companies-Exploration & Production — 0.1%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	150,000	193,622
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	179,964
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	183,735
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	290,037
Encana Corp. Senior Notes 6.50% due 08/15/2034	100,000	115,154
Encana Corp. Senior Notes 7.20% due 11/01/2031	100,000	120,244
Encana Corp. Senior Notes 7.38% due 11/01/2031	100,000	122,320
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	314,662

		1,519,738

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	116,000	116,675
BP Capital Markets PLC Company Guar. Notes 3.22% due 04/14/2024	400,000	408,969
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	186,173
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	300,000	308,849
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	914,767
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	291,332
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	482,706
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	178,200

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	$193,000	$202,650
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	203,737
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	367,246
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	238,975
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	464,639
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	184,287
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	750,400
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	122,640
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	433,000	476,733
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	379,982
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	632,223
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	450,283
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,372,000	1,326,162
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,244,000	2,265,980
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	342,593
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	717,786
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	91,972
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	202,819
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	735,627

		13,044,405

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	559,818

106

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*†(2)(5)	$731,485	$21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 4.17% due 04/28/2018*(2)(5)	136,146	4,084
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.17% due 04/28/2018*†(2)(5)	207,690	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.17% due 04/28/2027*(2)(5)	1,756,853	0

		26,029

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	293,163
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	913,000	964,156
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	150,000	172,706
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,297
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	270,708
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	380,691
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	208,009

		2,469,730

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	258,166

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	402,565

Real Estate Operations & Development — 0.1%
Mitsui Fudosan Co., Ltd. Senior Notes 3.65% due 07/20/2027*	336,000	345,921
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	239,147
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	250,373

		835,441

Security Description	Principal Amount	Value (Note 2)
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	$7,337,000	$7,313,536

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	450,000	456,585
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	217,000	227,006
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	207,000	229,475

		913,066

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,354,000

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,793,973

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	643,421
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	126,647

		770,068

Total Foreign Corporate Bonds & Notes (cost $142,263,121)		144,143,758

U.S. GOVERNMENT AGENCIES — 26.1%
Federal Home Loan Mtg. Corp. — 6.3%
3.00% due 03/01/2043	1,484,952	1,496,306
3.00% due 04/01/2043	108,130	108,979
3.00% due 05/01/2043	171,419	172,980
3.00% due 10/01/2046	7,562,377	7,597,869
3.50% due 08/01/2026	50,318	52,563
3.50% due 02/01/2042	214,300	222,060
3.50% due 05/01/2042	58,177	60,234
3.50% due 07/01/2042	297,694	308,145
3.50% due 03/01/2043	159,281	164,886
3.50% due 09/01/2045	6,583,501	6,788,197
3.50% due 12/01/2045	3,699,402	3,814,425
3.50% due 11/01/2046	3,617,198	3,729,665
3.50% due 12/01/2046	2,199,898	2,268,298
4.00% due 07/01/2025	139,486	146,459
4.00% due 10/01/2040	192,154	203,180
4.00% due 11/01/2040	119,119	125,946
4.00% due 01/01/2041	1,131,570	1,196,466
4.00% due 04/01/2044	1,531,505	1,613,882
4.00% due 01/01/2046	1,276,614	1,361,791
4.50% due 07/01/2025	34,802	36,576
4.50% due 07/01/2040	836,306	900,205
4.50% due 03/01/2041	49,045	52,795
4.50% due 05/01/2041	120,197	129,395
4.50% due 05/01/2042	2,358,972	2,538,132

107

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 09/01/2019	$34,034	$35,128
5.00% due 11/01/2035	29,800	32,576
5.00% due 10/01/2036	50,132	54,941
5.00% due 12/01/2036	26,722	29,279
5.00% due 10/01/2037	9,476	10,384
5.00% due 08/01/2039	32,920	36,379
5.00% due 01/01/2040	46,660	51,570
5.00% due 04/01/2040	28,256	31,219
5.50% due 10/01/2017	2,644	2,650
5.50% due 08/01/2019	46,128	47,438
5.50% due 05/01/2036	10,882	12,181
5.50% due 12/01/2036	3,188	3,566
5.50% due 01/01/2038	36,219	40,651
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust
Series 2016-K59, Class B
3.58% due 11/25/2049 VRS*(1)	690,000	678,803
Series 2015-K44, Class B
3.68% due 01/25/2048 VRS*(1)	3,390,000	3,430,400
Series 2016-K722, Class B
3.84% due 07/25/2049 VRS*(1)	625,000	638,986
Series 2014-K40, Class C
4.07% due 11/25/2047 VRS*(1)	835,000	839,625
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KF-12, Class A
1.76% due 09/25/2022 FRS(1)	1,226,092	1,231,275
Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,174,848
Series K708, Class A2
2.13% due 01/25/2019(1)	4,558,732	4,589,863
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,775,016
Series K706, Class A2
2.32% due 10/25/2018(1)	5,234,563	5,272,652
Series KJO2, Class A2
2.60% due 09/25/2020(1)	213,140	217,102
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,487,435
Series K055, Class A2
2.67% due 03/25/2026(1)	2,400,000	2,395,793
Series K703, Class A2
2.70% due 05/25/2018(1)	488,285	491,239
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	953,215
Series K054, Class A2
2.75% due 01/25/2026(1)	1,419,000	1,425,305
Series K718, Class A2
2.79% due 01/25/2022(1)	1,699,000	1,752,090
Series K044, Class A2
2.81% due 01/25/2025(1)	1,464,000	1,488,851
Series KJ09, Class A2
2.84% due 09/25/2022(1)	751,000	770,208
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	210,771
Series K714, Class A2
3.03% due 10/25/2020 VRS(1)	1,042,000	1,076,961
Series K033, Class A2
3.06% due 07/25/2023 VRS(1)	4,682,000	4,855,337
Series K064, Class A2
3.22% due 03/25/2027 VRS(1)	1,994,000	2,059,534

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K065, Class A2
3.24% due 04/25/2027(1)	$776,000	$802,585
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,448,103
Series K060, Class A2
3.27% due 10/25/2026(1)	1,141,000	1,186,732
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,151,419
Series K047, Class A2
3.33% due 05/25/2025 VRS(1)	2,283,000	2,398,787
Series K065, Class AM
3.33% due 05/25/2027(1)	416,000	429,202
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	385,779
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA
zero coupon due 11/15/2037(3)	985,495	905,165
Series 3582, Class MB
zero coupon due 10/15/2039(3)	846,964	775,517
Series 4077, Class MF
1.73% due 07/15/2042 FRS(3)	499,644	501,464
Series 4371, Class GZ
2.00% due 05/15/2042(3)	1,265,992	1,024,561
Series 4374, Class NC
3.75% due 02/15/2046(3)	1,041,760	1,075,641
Series 2691, Class ZU
5.50% due 09/15/2033(3)	3,342,076	3,694,259
Federal Home Loan Mtg. Corp. STRIPS
Series 267, Class 30
3.00% due 08/15/2042(3)	2,036,220	2,025,630
Series 323, Class 300
3.00% due 01/15/2044(3)	785,450	782,408
Series 262, Class 35
3.50% due 07/15/2042(3)	3,398,902	3,519,767

		118,399,724

Federal National Mtg. Assoc. — 14.5%
zero coupon due 10/09/2019	470,000	451,214
1.49% due 11/01/2023 FRS	601,575	602,418
1.93% due 11/25/2022 FRS(1)	1,324,937	1,332,151
2.32% due 03/01/2023	3,644,195	3,674,015
2.35% due 01/01/2023	3,000,000	3,029,240
2.38% due 03/01/2023	7,581,652	7,665,932
2.41% due 05/01/2023	107,372	108,532
2.49% due 12/25/2026 VRS(1)	1,850,000	1,811,248
2.55% due 05/01/2023	110,841	112,829
2.59% due 12/25/2024(1)	3,280,000	3,266,704
2.60% due 12/25/2026 VRS(1)	2,403,000	2,354,092
2.70% due 04/01/2025	10,000,000	10,146,283
2.72% due 10/25/2024(1)	15,000,000	15,085,451
2.77% due 03/01/2022	494,400	508,560
2.81% due 06/01/2022	6,915,758	7,130,284
2.82% due 07/01/2022	3,068,516	3,166,504
2.83% due 05/01/2027	2,500,000	2,498,136
2.83% due 06/01/2027	2,000,000	1,997,046
2.84% due 04/01/2025	4,040,174	4,137,300
2.89% due 05/01/2027	3,924,953	3,891,959
2.90% due 01/25/2025 VRS(1)	2,000,000	2,032,296
2.90% due 06/25/2027(1)	1,526,847	1,524,457
2.92% due 02/01/2030	1,688,244	1,682,991
2.92% due 05/01/2030	2,000,000	1,929,995
2.93% due 01/01/2025	3,010,105	3,087,068
2.94% due 05/01/2030	1,680,000	1,660,951

108

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.96% due 06/01/2027	$1,966,580	$1,990,271
2.97% due 06/01/2030	2,000,000	1,990,280
3.00% due 04/01/2027	366,822	378,307
3.00% due 12/01/2031	1,601,925	1,648,686
3.00% due 05/01/2043	688,286	687,602
3.00% due 09/01/2046	1,585,675	1,592,669
3.00% due 11/01/2046	7,612,809	7,646,477
3.03% due 04/01/2030	2,000,000	1,994,112
3.04% due 12/01/2024	2,657,002	2,743,604
3.05% due 09/01/2024	5,657,551	5,863,058
3.05% due 12/25/2024 VRS(1)	950,469	982,341
3.06% due 05/25/2027 VRS(1)	1,200,000	1,217,581
3.07% due 09/01/2024	4,293,755	4,455,017
3.09% due 04/25/2027 VRS(1)	1,556,000	1,581,366
3.10% due 09/01/2025	3,300,000	3,396,394
3.12% due 06/01/2035	2,000,000	1,975,660
3.13% due 04/01/2030	5,000,000	5,039,259
3.13% due 06/01/2030	1,000,000	982,648
3.16% due 02/01/2032	2,840,000	2,892,031
3.20% due 06/01/2030	1,000,000	1,014,747
3.23% due 11/01/2020	4,659,669	4,835,548
3.30% due 10/01/2021	11,901,172	12,421,454
3.30% due 04/25/2029(1)	1,062,000	1,080,392
3.30% due 07/01/2030	1,005,000	1,028,057
3.48% due 11/01/2020	3,949,437	4,132,905
3.49% due 12/01/2020	3,958,344	4,134,490
3.50% due 04/01/2022	174,413	181,818
3.50% due 11/01/2041	23,981	24,831
3.50% due 01/01/2042	346,567	358,913
3.50% due 04/01/2043	144,778	149,494
3.50% due 07/01/2043	1,521,942	1,570,459
3.50% due 08/01/2043	734,330	758,590
3.50% due 03/01/2045	1,447,524	1,491,300
3.50% due 07/01/2046	2,161,139	2,234,362
3.50% due 12/01/2046	1,936,048	1,994,599
3.50% due 01/01/2047	4,671,307	4,812,578
3.76% due 12/01/2035	1,956,989	2,072,958
3.77% due 12/01/2025	1,500,000	1,612,253
3.84% due 05/01/2018	2,740,000	2,760,563
3.95% due 01/01/2027	143,285	152,252
3.99% due 07/01/2021	1,435,790	1,533,594
4.00% due 04/01/2020	545,474	565,297
4.00% due 01/01/2035	5,915,524	6,344,127
4.00% due 09/01/2040	3,567,718	3,772,735
4.00% due 11/01/2040	2,375,216	2,511,322
4.00% due 02/01/2041	275,999	291,929
4.00% due 06/01/2041	1,944,977	2,056,051
4.00% due 10/01/2041	1,663,405	1,757,808
4.00% due 11/01/2041	744,244	786,234
4.00% due 01/01/2042	5,472,386	5,781,641
4.00% due 04/01/2042	956,567	1,010,542
4.00% due 10/01/2042	1,058,876	1,118,753
4.00% due 12/01/2042	675,591	713,758
4.00% due 01/01/2043	3,372,943	3,572,838
4.00% due 05/01/2043	1,582,500	1,681,785
4.00% due 06/01/2043	1,164,936	1,230,660
4.00% due 07/01/2043	822,182	865,718
4.00% due 01/01/2044	1,553,162	1,650,774
4.00% due 04/01/2044	540,849	571,308
4.00% due 05/01/2044	602,314	636,126
4.08% due 01/01/2029	845,524	924,857

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.26% due 12/01/2019	$287,096	$302,263
4.30% due 06/01/2021	941,955	1,012,147
4.50% due 08/01/2018	57,065	58,379
4.50% due 05/01/2025	23,349	24,597
4.50% due 03/01/2034	111,952	120,717
4.50% due 05/01/2040	42,923	46,482
4.50% due 10/01/2040	49,302	53,397
4.50% due 02/01/2041	1,287,149	1,391,804
4.50% due 04/01/2041	2,302,090	2,492,462
4.50% due 07/01/2042	1,136,183	1,229,935
4.50% due 11/01/2042	2,688,752	2,909,237
4.50% due 01/01/2043	1,870,088	2,023,806
4.50% due 04/01/2044	140,369	151,893
4.50% due 06/01/2044	4,249,548	4,598,411
5.00% due 03/01/2034	21,962	24,268
5.00% due 04/01/2034	36,634	40,233
5.00% due 05/01/2035	20,040	22,050
5.00% due 07/01/2035	54,556	60,197
5.00% due 08/01/2035	44,749	49,298
5.00% due 09/01/2035	16,078	17,698
5.00% due 10/01/2035	61,942	68,098
5.00% due 10/01/2039	30,172	33,361
5.00% due 11/01/2039	72,138	79,758
5.00% due 12/01/2039	75,471	83,424
5.00% due 02/01/2040	63,030	69,694
5.00% due 06/01/2040	48,819	53,785
5.00% due 03/01/2042	8,752,073	9,594,512
5.29% due 06/01/2018	146,356	148,980
5.50% due 11/01/2034	5,020	5,618
5.50% due 01/01/2036	196,629	220,015
5.50% due 11/01/2036	57,753	64,566
5.50% due 06/01/2037	180,629	200,356
5.50% due 08/01/2037	178,338	199,570
5.50% due 01/01/2038	34,124	37,900
5.50% due 12/01/2038	4,201,324	4,700,400
5.58% due 03/01/2038	2,375,201	2,639,592
6.00% due 02/01/2033	45,247	50,894
6.00% due 10/01/2035	18,774	21,238
6.00% due 01/01/2036	25,910	29,528
6.00% due 02/01/2037	18,991	21,601
6.00% due 03/01/2037	12,094	13,684
6.00% due 04/01/2037	16,023	18,227
6.00% due 06/01/2037	197,918	224,939
6.00% due 06/01/2038	75,394	86,313
6.00% due 10/01/2038	11,446	12,909
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO
zero coupon due 03/25/2038(3)	1,623,365	1,431,210
Series 2012-96, Class CB
1.50% due 04/25/2039(3)	1,255,094	1,217,512
Series 2016-38, Class NA
3.00% due 01/25/2046(3)	808,625	826,663
Series 2011-104, Class NY
4.00% due 03/25/2039(3)	1,672,614	1,778,404
Series 2010-45, Class A1
5.00% due 02/25/2021(3)(6)	1,529,019	45,876
Series 2010-47, Class MB
5.00% due 09/25/2039(3)	2,730,621	2,988,428
Series 2005-93, Class PZ
5.50% due 10/25/2035(3)	1,343,831	1,596,250
Series 2002-56, Class ZQ
6.00% due 09/25/2032(3)	717,348	812,170

109

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2005-109, Class GE
6.00% due 12/25/2035(3)	$1,397,000	$1,685,953
Series 2009-39, Class Z
6.00% due 06/25/2039(3)	2,996,810	3,532,242

		273,368,383

Government National Mtg. Assoc. — 4.5%
3.50% due 10/20/2033	1,230,491	1,291,550
3.50% due 11/15/2040	116,379	120,939
3.50% due 12/15/2041	147,390	153,729
3.50% due 02/15/2042	285,921	298,571
3.50% due 04/15/2042	42,262	44,153
4.00% due 12/20/2042	1,284,191	1,364,685
4.00% due 09/20/2044	606,836	641,099
4.25% due 01/20/2045	1,938,874	2,071,640
4.25% due 02/20/2045	2,238,006	2,392,650
4.25% due 04/20/2045	1,707,677	1,819,928
4.25% due 06/20/2045	1,062,967	1,132,914
4.50% due 04/15/2039	90,241	99,283
4.50% due 05/15/2039	52,777	57,718
4.50% due 09/15/2039	63,831	69,878
4.50% due 01/15/2040	301,735	325,779
4.50% due 02/15/2040	373,040	404,753
4.50% due 03/15/2040	148,983	160,512
4.50% due 04/15/2040	194,987	211,145
4.50% due 06/15/2040	242,090	263,661
4.50% due 07/15/2040	82,739	89,997
4.50% due 01/20/2041	141,114	151,124
4.50% due 06/20/2041	147,347	157,788
4.50% due 09/20/2041	2,230,476	2,388,581
4.50% due 07/20/2045	1,914,366	2,033,821
5.50% due 12/15/2036	86,304	96,979
5.50% due 04/15/2038	21,570	24,006
5.50% due 01/20/2042	68,566	75,563
6.00% due 12/15/2032	35,227	39,921
6.00% due 01/15/2039	37,741	42,539
Government National Mtg. Assoc. REMIC Series 2010-157, Class OP zero coupon due 12/20/2040(3)	339,386	299,936
Series 2015-H07, Class ES 1.45% due 02/20/2065 FRS(3)	2,922,510	2,914,954
Series 2015-H08, Class FC 1.47% due 03/20/2065 FRS(3)	7,752,477	7,731,036
Series 2015-H15, Class FJ 1.52% due 06/20/2065 FRS(3)	890,325	886,105
Series 2015-H16, Class FG 1.52% due 07/20/2065 FRS(3)	1,726,646	1,718,803
Series 2015-H16, Class FL 1.52% due 07/20/2065 FRS(3)	3,336,254	3,319,985
Series 2011-H06, Class FA 1.53% due 02/20/2061 FRS(3)	1,550,599	1,548,412
Series 2015-H05, Class FC 1.56% due 02/20/2065 FRS(3)	4,210,967	4,199,094
Series 2015-H06, Class FA 1.56% due 02/20/2065 FRS(3)	3,703,627	3,694,906
Series 2015-H10, Class FC 1.56% due 04/20/2065 FRS(3)	4,345,957	4,333,437
Series 2015-H12, Class FA 1.56% due 05/20/2065 FRS(3)	2,576,013	2,568,886

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2013-H18, Class EA 1.58% due 07/20/2063 FRS(3)	$2,478,052	$2,476,105
Series 2015-H23, Class FB 1.60% due 09/20/2065 FRS(3)	1,378,099	1,376,785
Series 2015-H26, Class FG 1.60% due 10/20/2065 FRS(3)	943,277	942,368
Series 2012-H08, Class FB 1.68% due 03/20/2062 FRS(3)	2,077,050	2,083,374
Series 2014-H09, Class TA 1.68% due 04/20/2064 FRS(3)	1,136,690	1,138,899
Series 2015-H29, Class FL 1.68% due 11/20/2065 FRS(3)	3,351,799	3,361,570
Series 2015-H30, Class FE 1.68% due 11/20/2065 FRS(3)	3,610,305	3,621,189
Series 2015-H32, Class FH 1.74% due 12/20/2065 FRS(3)	1,076,291	1,082,708
Series 2016-H26, Class FC 2.08% due 12/20/2066 FRS(3)	662,392	675,084
Series 2014-168, Class VB 3.45% due 06/16/2047 VRS(1)	901,512	934,315
Series 2005-55, Class Z 4.75% due 07/20/2035(3)	4,789,041	5,213,299
Series 2009-92, Class ZC 5.00% due 10/20/2039(3)	2,396,914	2,708,143
Series 2010-105, Class B 5.00% due 08/20/2040(3)	2,000,000	2,225,054
Series 2015-137, Class WA 5.47% due 01/20/2038 VRS(3)	70,431	78,848
Series 2009-33, Class DB 5.50% due 05/20/2039(3)	1,125,484	1,177,959
Series 2015-137, Class W 5.58% due 10/20/2040 VRS(3)	3,073,936	3,427,294

		83,763,454

Small Business Administration — 0.6%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,330,932	1,299,307
Series 2012-20H, Class 1 2.37% due 08/01/2032	887,589	880,483
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,899,111	1,888,668
Series 2013-20G, Class 1 3.15% due 07/01/2033	2,552,251	2,640,678
Series 2013-20H, Class 1 3.16% due 08/01/2033	2,578,186	2,670,101
Series 2013-20I, Class 1 3.62% due 09/01/2033	1,235,276	1,305,297

		10,684,534

Resolution Funding Corp. — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 10/15/2019	880,000	849,739
zero coupon due 07/15/2020	1,350,000	1,283,561
zero coupon due 01/15/2030	1,000,000	692,407

		2,825,707

Tennessee Valley Authority
4.25% due 09/15/2065	645,000	719,607

Total U.S. Government Agencies (cost $493,209,710)		489,761,409

110

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 22.5%
United States Treasury Bonds — 11.0%
zero coupon due 05/15/2019 STRIPS	$5,940,000	$5,792,837
zero coupon due 08/15/2019 STRIPS	3,300,000	3,207,722
zero coupon due 11/15/2019 STRIPS	5,040,000	4,874,234
zero coupon due 02/15/2020 STRIPS	1,770,000	1,706,914
zero coupon due 05/15/2020 STRIPS	8,820,000	8,465,683
zero coupon due 08/15/2020 STRIPS	4,350,000	4,150,000
zero coupon due 02/15/2021 STRIPS	7,740,000	7,293,843
zero coupon due 05/15/2021 STRIPS	11,790,000	11,048,209
zero coupon due 08/15/2021 STRIPS	2,430,000	2,264,291
zero coupon due 11/15/2021 STRIPS	60,000	55,573
zero coupon due 02/15/2022 STRIPS	2,070,000	1,903,057
zero coupon due 05/15/2022 STRIPS	3,980,000	3,634,472
zero coupon due 08/15/2022 STRIPS	4,500,000	4,081,464
zero coupon due 11/15/2022 STRIPS	7,260,000	6,542,901
zero coupon due 02/15/2023 STRIPS	7,735,000	6,918,725
zero coupon due 05/15/2023 STRIPS	9,720,000	8,637,552
zero coupon due 08/15/2023 STRIPS	2,345,000	2,068,949
zero coupon due 05/15/2024 STRIPS	90,000	77,745
zero coupon due 11/15/2024 STRIPS	710,000	604,946
zero coupon due 02/15/2025 STRIPS	800,000	676,234
zero coupon due 08/15/2026 STRIPS	90,000	72,589
zero coupon due 11/15/2026 STRIPS	3,240,000	2,595,000
zero coupon due 02/15/2027 STRIPS	5,490,000	4,361,152
zero coupon due 05/15/2027 STRIPS	2,430,000	1,916,721
zero coupon due 08/15/2027 STRIPS	1,170,000	916,512
zero coupon due 11/15/2027 STRIPS	1,620,000	1,259,403
zero coupon due 02/15/2028 STRIPS	1,800,000	1,387,537
zero coupon due 05/15/2028 STRIPS	2,970,000	2,269,962
zero coupon due 08/15/2028 STRIPS	1,440,000	1,093,874
zero coupon due 11/15/2028 STRIPS	1,260,000	949,169
zero coupon due 02/15/2029 STRIPS	1,800,000	1,345,493
zero coupon due 05/15/2029 STRIPS	1,260,000	933,747
zero coupon due 08/15/2029 STRIPS	2,070,000	1,522,491
zero coupon due 11/15/2029 STRIPS	4,210,000	3,073,414
zero coupon due 02/15/2030 STRIPS	3,330,000	2,412,462
zero coupon due 05/15/2030 STRIPS	2,700,000	1,939,399
zero coupon due 08/15/2030 STRIPS	2,660,000	1,896,617
zero coupon due 11/15/2030 STRIPS	810,000	572,760
zero coupon due 02/15/2031 STRIPS	1,260,000	884,341
zero coupon due 05/15/2031 STRIPS	2,520,000	1,750,707
zero coupon due 08/15/2031 STRIPS	2,000,000	1,378,154
zero coupon due 11/15/2031 STRIPS	2,440,000	1,666,820
zero coupon due 02/15/2032 STRIPS	2,490,000	1,689,002
zero coupon due 05/15/2032 STRIPS	5,010,000	3,371,349
zero coupon due 08/15/2032 STRIPS	2,800,000	1,869,596
zero coupon due 11/15/2032 STRIPS	2,770,000	1,833,031
zero coupon due 02/15/2033 STRIPS	490,000	321,715
zero coupon due 05/15/2033 STRIPS	2,200,000	1,431,758
zero coupon due 08/15/2033 STRIPS	630,000	406,966
zero coupon due 11/15/2033 STRIPS	5,725,000	3,671,179
zero coupon due 02/15/2034 STRIPS	1,765,000	1,121,740
zero coupon due 05/15/2034 STRIPS	8,800,000	5,545,989
zero coupon due 08/15/2034 STRIPS	540,000	337,256
zero coupon due 11/15/2034 STRIPS	630,000	390,109
zero coupon due 02/15/2035 STRIPS	540,000	331,872
zero coupon due 05/15/2035 STRIPS	990,000	603,016
1.75% due 01/15/2028 TIPS(7)	1,366,747	1,531,201
2.50% due 01/15/2029 TIPS(7)	4,342,829	5,247,527
2.75% due 08/15/2042	1,300,000	1,273,340
2.75% due 11/15/2042	150,000	146,730
2.88% due 05/15/2043	13,057,700	13,053,626

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.88% due 11/15/2046	$2,623,000	$2,607,425
3.13% due 11/15/2041	1,275,000	1,338,301
3.13% due 02/15/2043	950,000	994,012
3.50% due 02/15/2039	3,110,000	3,487,694
3.63% due 08/15/2043	1,900,000	2,164,813
3.88% due 08/15/2040	2,200,000	2,598,578
4.25% due 05/15/2039	270,000	335,802
4.25% due 11/15/2040	400,000	498,828
4.38% due 02/15/2038	1,649,000	2,085,599
4.38% due 11/15/2039	2,200,000	2,783,601
4.38% due 05/15/2040	1,700,000	2,153,290
4.38% due 05/15/2041	1,400,000	1,779,750
4.50% due 02/15/2036	9,284,000	11,907,454
4.50% due 05/15/2038	450,000	578,390
4.50% due 08/15/2039	2,250,000	2,893,799
5.00% due 05/15/2037	2,000,000	2,726,094
5.25% due 11/15/2028	90,000	115,755

		205,429,862

United States Treasury Notes — 11.5%
0.13% due 04/15/2019 TIPS(7)	751,975	752,996
0.13% due 01/15/2022 TIPS(7)	4,195,289	4,205,559
0.75% due 01/31/2018	24,980,000	24,928,117
0.88% due 07/31/2019	395,000	391,359
1.00% due 11/30/2018	39,941,000	39,789,664
1.00% due 06/30/2019	775,000	770,096
1.25% due 10/31/2018	2,000,000	1,999,140
1.38% due 01/15/2020 TIPS(7)	2,059,694	2,135,831
1.50% due 08/31/2018	460,000	461,096
1.63% due 06/30/2019	34,633,000	34,811,568
1.63% due 12/31/2019	10,000,000	10,050,390
1.75% due 09/30/2022	500,000	496,933
1.75% due 05/15/2023	500,000	494,063
2.00% due 02/28/2021	540,000	547,024
2.00% due 10/31/2021	9,500,000	9,596,852
2.00% due 07/31/2022	3,450,000	3,475,202
2.00% due 11/15/2026	5,860,000	5,724,716
2.13% due 06/30/2022	1,000,000	1,013,398
2.50% due 08/15/2023	2,000,000	2,058,124
2.63% due 08/15/2020	12,000,000	12,391,872
2.63% due 11/15/2020	270,000	279,017
2.75% due 02/15/2019	56,202,000	57,422,651
2.75% due 11/15/2023	600,000	625,992
3.13% due 05/15/2019	1,980,000	2,042,416

		216,464,076

Total U.S. Government Treasuries (cost $426,975,527)		421,893,938

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	243,512
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,508,125
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	845,000	1,055,211
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	530,823

111

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.60% due 11/01/2040	$2,700,000	$4,245,237

Total Municipal Bonds & Notes (cost $7,327,783)		7,582,908

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	471,395

Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	674,200

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	317,718
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,128,731
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	207,750
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	333,939
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	129,750
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	208,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	66,501
United Mexican States Senior Notes 3.63% due 03/15/2022	1,260,000	1,317,330
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	209,500
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,092,960

		5,012,179

Total Foreign Government Obligations (cost $6,205,417)		6,157,774

LOANS(8)(9)(10) — 0.1%
Finance-Other Services — 0.1%
Lila Mexican Holdings LLC FRS BTL-B 4.98% due 08/11/2022(2)(5) (cost $1,068,364)	1,091,071	1,075,589

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019(13)	$1,600,000	$1,938,000
Macquarie Bank, Ltd. VRS 6.13% due 03/08/2027(13)	464,000	477,920

		2,415,920

Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(13)	2,078,000	2,290,995
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(13)	2,200,000	2,483,250
Royal Bank of Scotland Group PLC VRS 7.50% due 08/10/2020(13)	1,852,000	1,956,175
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(13)	531,000	581,116

		7,311,536

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. FRS 4.00% due 07/24/2026(13)	316,000	315,210

Pipelines — 0.1%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077	1,711,000	1,813,660

Total Preferred Securities/Capital Securities (cost $11,083,874)		11,856,326

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(2)(5) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,832,021,121)		1,836,464,261

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.0%
State Street Institutional Liquid Reserves Fund Trust Class 1.10%(11)	144	144

U.S. Government Agencies — 1.1%
Federal Home Loan Bank 0.76% due 08/01/2017	13,404,000	13,404,000
0.81% due 08/01/2017	7,832,000	7,832,000

		21,236,000

Total Short-Term Investment Securities (cost $21,236,144)		21,236,144

TOTAL INVESTMENTS (cost $1,853,257,265)(12)	98.9%	1,857,700,405
Other assets less liabilities	1.1	20,632,689

NET ASSETS	100.0%	$1,878,333,094

112

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $300,273,518 representing 16.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $26,282,241 representing 1.4% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	The rate shown is the 7-day yield as of July 31, 2017.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	Security is in default of interest.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of July 31, 2017 and unless noted otherwise, the dates are shown the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
40	Long	U.S. Treasury Long Bonds	September 2017	$6,102,769	$6,118,750	$15,981
50	Long	U.S. Treasury Ultra Bonds	September 2017	8,152,921	8,225,000	72,079
100	Long	U.S. Treasury 2 Year Notes	September 2017	21,644,103	21,634,375	(9,728)
300	Long	U.S. Treasury 5 Year Notes	September 2017	35,427,419	35,444,531	17,112
50	Short	U.S. Treasury Ultra Bonds	September 2017	6,749,038	6,752,344	(3,306)

						$92,138

113

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$267,904,895	$7,548,987	$275,453,882
U.S. Corporate Bonds & Notes	—	478,538,677	—	478,538,677
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	26,029	26,029
Other Industries	—	144,117,729	—	144,117,729
U.S. Government Agencies	—	489,761,409	—	489,761,409
U.S. Government Treasuries	—	421,893,938	—	421,893,938
Municipal Bonds & Notes	—	7,582,908	—	7,582,908
Foreign Government Obligations	—	6,157,774	—	6,157,774
Loans	—	—	1,075,589	1,075,589
Preferred Securities/Capital Securities	—	11,856,326	—	11,856,326
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	144	—	—	144
U.S. Government Agencies	—	21,236,000	—	21,236,000

Total Investments at Value	$144	$1,849,049,656	$8,650,605	$1,857,700,405

Other Financial Instruments:+
Futures Contracts	$105,172	$—	$—	$105,172

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$13,034	$—	$—	$13,034

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

114

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

United States Treasury Notes	41.4%
United States Treasury Bonds	11.0
Federal National Mtg. Assoc.	4.4
Exchange-Traded Funds	3.6
Diversified Banking Institutions	3.2
Electric-Integrated	3.0
Pipelines	2.3
Federal Home Loan Bank	1.8
Retail-Discount	1.6
Oil Companies-Integrated	1.4
Auto/Truck Parts & Equipment-Original	1.3
Banks-Commercial	1.3
Multimedia	1.1
Real Estate Investment Trusts	1.1
Repurchase Agreements	1.0
Telephone-Integrated	1.0
Enterprise Software/Service	0.9
Retail-Drug Store	0.8
Insurance-Multi-line	0.7
Diagnostic Equipment	0.7
Medical-HMO	0.6
Finance-Other Services	0.6
Banks-Fiduciary	0.6
Banks-Super Regional	0.6
Medical-Generic Drugs	0.5
Engines-Internal Combustion	0.5
Finance-Leasing Companies	0.5
Federal Home Loan Mtg. Corp.	0.5
Gas-Distribution	0.5
Medical-Drugs	0.4
Investment Management/Advisor Services	0.4
Pharmacy Services	0.4
Aerospace/Defense-Equipment	0.4
Cable/Satellite TV	0.4
Airlines	0.4
Commercial Services-Finance	0.4
Banks-Money Center	0.4
Oil Refining & Marketing	0.4
Brewery	0.4
E-Commerce/Products	0.4
Oil Companies-Exploration & Production	0.4
Medical Labs & Testing Services	0.4
Electronic Components-Semiconductors	0.4
Computer Services	0.4
Applications Software	0.3
Computers	0.3
U.S. Government Treasuries	0.3
Medical Instruments	0.3
Oil-Field Services	0.3
Finance-Credit Card	0.3
Retail-Building Products	0.3
Beverages-Non-alcoholic	0.3
Medical Products	0.3
Machinery-Construction & Mining	0.2
Federal Farm Credit Bank	0.2
Transport-Services	0.2
Instruments-Controls	0.2
Networking Products	0.2
Oil Field Machinery & Equipment	0.2
Oil & Gas Drilling	0.2
Aerospace/Defense	0.1

Insurance-Reinsurance	0.1%
Medical-Biomedical/Gene	0.1
Insurance-Life/Health	0.1
Cellular Telecom	0.1

99.1%

Credit Quality#†

Aaa	63.4%
Aa	3.9
A	10.2
Baa	20.5
Ba	1.0
Not Rated@	1.0

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represented debt issues that either have no rating, or the rating is unavailable from the data source.

115

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 30.8%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	$400,000	$421,347

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,197,625

Airlines — 0.4%
United Airlines Pass Through Trust Pass-Through Certs. 3.10% due 01/07/2030	1,150,000	1,150,713

Applications Software — 0.3%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,023,338

Auto/Truck Parts & Equipment-Original — 1.3%
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,899,772
Delphi Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,011,892

		3,911,664

Banks-Commercial — 0.2%
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	676,833

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	929,665
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	885,925

		1,815,590

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	496,482
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,305,950

		1,802,432

Beverages-Non-alcoholic — 0.3%
Pepsi Bottling Group, Inc. Company Guar. Notes 7.00% due 03/01/2029	644,000	877,095

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,092,746

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	535,057

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	$600,000	$660,161

		1,195,218

Commercial Services-Finance — 0.4%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,140,805

Computer Services — 0.4%
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	500,000	506,026
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	520,083

		1,026,109

Computers — 0.3%
Apple, Inc. Senior Notes 2.10% due 05/06/2019	1,000,000	1,010,397

Diagnostic Equipment — 0.7%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	982,018
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	938,573

		1,920,591

Diversified Banking Institutions — 2.1%
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	1,084,000	1,152,466
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,121,719
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	260,165
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	432,664
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	262,538
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,337,335
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	524,461
Morgan Stanley Senior Notes 7.30% due 05/13/2019	1,100,000	1,201,068

		6,292,416

E-Commerce/Products — 0.4%
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,088,490

116

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 3.0%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	$200,000	$221,689
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,877,279
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	849,922
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,782,870
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,146,813
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,073,725

		8,952,298

Electronic Components-Semiconductors — 0.4%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,035,371

Engines-Internal Combustion — 0.5%
Cummins, Inc. Senior Bonds 4.88% due 10/01/2043	1,400,000	1,570,611

Enterprise Software/Service — 0.9%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,026,227
Oracle Corp. Senior Notes 2.25% due 10/08/2019	1,500,000	1,519,740

		2,545,967

Finance-Credit Card — 0.3%
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	909,290

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	470,234

Finance-Other Services — 0.6%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	687,600
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,205,583

		1,893,183

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,416,521

Security Description	Principal Amount	Value (Note 2)
Instruments-Controls — 0.2%
Honeywell International, Inc. Senior Notes 1.40% due 10/30/2019	$500,000	$497,461

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,412,253

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	404,563

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,231,485

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	642,108

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	979,681

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,052,176

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	796,373

Medical-Biomedical/Gene — 0.1%
Life Technologies Corp. Senior Notes 6.00% due 03/01/2020	300,000	326,921

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	412,240
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	839,874

		1,252,114

Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,906,621

Multimedia — 1.1%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	3,223,960

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	493,117

117

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	$500,000	$478,750

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	200,000	220,481
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	261,226
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	261,314
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	300,000	309,210

		1,052,231

Oil Companies-Integrated — 1.2%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,200,341
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	228,852

		3,429,193

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	487,861

Oil Refining & Marketing — 0.4%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	269,216
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	587,949
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	260,236

		1,117,401

Oil-Field Services — 0.3%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	692,745
Oceaneering International, Inc. Senior Notes 4.65% due 11/15/2024	250,000	247,204

		939,949

Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,199,262

Pipelines — 2.3%
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	2,000,000	2,122,352

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	$300,000	$365,266
MPLX LP Senior Notes 5.50% due 02/15/2023	550,000	565,992
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,102,649
Regency Energy Partners LP Company Guar. Notes 6.50% due 07/15/2021	300,000	306,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	250,000	281,014
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,088,571

		6,831,844

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,396,144
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,258,683
Simon Property Group LP Senior Notes 3.38% due 10/01/2024	508,000	519,490

		3,174,317

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	894,863

Retail-Discount — 1.6%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	1,005,110
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,224,698
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,131,320
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,363,674

		4,724,802

Retail-Drug Store — 0.8%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,000,681
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,394,146

		2,394,827

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	966,846

118

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	$902,000	$1,048,457
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	607,864

		2,623,167

Transport-Services — 0.2%
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/2019	500,000	528,139

Total U.S. Corporate Bonds & Notes (cost $89,044,829)		90,532,323

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Banks-Commercial — 1.1%
Cooperatieve Rabobank UA Senior Bonds 3.38% due 05/21/2025	1,264,000	1,309,172
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	500,000	512,115
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	500,000	503,800
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	852,572

		3,177,659

Banks-Money Center — 0.4%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,140,482

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.63% due 07/15/2018	200,000	205,458

Diversified Banking Institutions — 1.1%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,066,513
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	558,242
Deutsche Bank AG Senior Notes 2.50% due 02/13/2019	500,000	503,143
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,030,681

		3,158,579

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,056,112

Security Description	Principal Amount	Value (Note 2)
Medical-Generic Drugs — 0.5%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	$250,000	$262,671
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,071,809
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	250,000	260,762

		1,595,242

Oil Companies-Integrated — 0.2%
Shell International Finance BV Company Guar. Notes 1.90% due 08/10/2018	800,000	802,904

Telephone-Integrated — 0.1%
Orange SA Senior Notes 2.75% due 02/06/2019	200,000	202,820

Total Foreign Corporate Bonds & Notes (cost $11,134,651)		11,339,256

U.S. GOVERNMENT AGENCIES — 6.9%
Federal Farm Credit Bank — 0.2%
1.50% due 12/19/2019	550,000	549,864

Federal Home Loan Bank — 1.8%
0.88% due 08/05/2019	515,000	509,516
1.13% due 06/21/2019	790,000	785,623
1.25% due 01/16/2019	590,000	589,213
1.25% due 01/17/2019	320,000	319,469
1.38% due 03/09/2018	1,275,000	1,276,223
1.50% due 03/08/2019	770,000	772,164
1.63% due 06/14/2019	590,000	592,175
1.88% due 03/08/2019	645,000	650,200

		5,494,583

Federal Home Loan Mtg. Corp. — 0.5%
zero coupon due 12/14/2029	2,200,000	1,523,837

Federal National Mtg. Assoc. — 4.4%
1.00% due 12/24/2019	13,000,000	12,871,690

Total U.S. Government Agencies (cost $20,409,684)		20,439,974

U.S. GOVERNMENT TREASURIES — 52.4%
United States Treasury Bonds — 11.0%
2.25% due 08/15/2046	452,000	393,311
2.38% due 12/31/2020	1,503,000	1,541,807
2.50% due 02/15/2045	1,006,000	929,214
2.50% due 02/15/2046	692,000	637,207
2.50% due 05/15/2046	652,000	599,916
2.88% due 05/15/2043	1,589,000	1,588,504
2.88% due 08/15/2045	1,027,000	1,022,185
2.88% due 11/15/2046	744,000	739,582
3.00% due 11/15/2044	1,275,000	1,302,243
3.00% due 05/15/2045	1,150,000	1,173,090
3.00% due 11/15/2045	1,037,000	1,057,335
3.13% due 02/15/2043	1,428,000	1,494,156
3.13% due 08/15/2044	1,351,000	1,412,797
3.38% due 05/15/2044	1,498,000	1,638,321
3.63% due 08/15/2043	1,535,000	1,748,941
3.63% due 02/15/2044	1,567,000	1,787,665
3.75% due 11/15/2043	1,685,000	1,961,313

119

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
4.50% due 02/15/2036	$2,868,000	$3,678,434
4.63% due 02/15/2040	2,015,000	2,637,210
4.75% due 02/15/2041	1,751,000	2,339,432
5.38% due 02/15/2031	2,000,000	2,681,250

		32,363,913

United States Treasury Notes — 41.4%
1.00% due 11/15/2019	738,000	731,485
1.00% due 11/30/2019	1,695,000	1,679,706
1.13% due 05/31/2019	3,000,000	2,989,101
1.13% due 12/31/2019	2,377,000	2,361,307
1.13% due 03/31/2020	3,607,000	3,577,834
1.13% due 04/30/2020	3,967,000	3,931,825
1.13% due 02/28/2021	1,250,000	1,227,881
1.25% due 04/30/2019	500,000	499,219
1.25% due 01/31/2020	3,108,000	3,094,524
1.25% due 02/29/2020	2,875,000	2,861,637
1.25% due 03/31/2021	732,000	721,563
1.25% due 07/31/2023	1,500,000	1,436,718
1.38% due 12/15/2019	1,583,000	1,581,764
1.38% due 01/15/2020	2,607,000	2,604,351
1.38% due 01/31/2020	2,911,000	2,907,815
1.38% due 02/15/2020	1,993,000	1,989,965
1.38% due 02/29/2020	2,818,000	2,813,156
1.38% due 03/31/2020	3,305,000	3,298,803
1.38% due 04/30/2020	3,564,000	3,555,507
1.38% due 05/31/2020	3,659,000	3,648,711
1.38% due 08/31/2020	3,408,000	3,392,023
1.38% due 09/30/2020	3,243,000	3,225,390
1.38% due 10/31/2020	3,049,000	3,030,182
1.38% due 01/31/2021	1,868,000	1,852,458
1.38% due 04/30/2021	198,000	195,904
1.38% due 06/30/2023	1,500,000	1,449,199
1.38% due 08/31/2023	1,500,000	1,446,093
1.38% due 09/30/2023	143,000	137,727
1.50% due 11/30/2019	1,012,000	1,014,333
1.50% due 05/31/2020	3,646,000	3,647,568
1.50% due 08/15/2026	1,181,000	1,107,372
1.63% due 12/31/2019	1,979,000	1,988,972
1.63% due 06/30/2020	3,585,000	3,597,465
1.63% due 07/31/2020	3,619,000	3,630,450
1.63% due 11/30/2020	2,465,000	2,467,889
1.63% due 10/31/2023	265,000	258,944
1.63% due 02/15/2026	1,186,000	1,129,480
1.63% due 05/15/2026	1,233,000	1,171,446
1.75% due 10/31/2020	2,755,000	2,771,034
1.75% due 12/31/2020	2,070,000	2,080,027
1.88% due 06/30/2020	3,326,000	3,362,380
2.00% due 07/31/2020	3,253,000	3,299,001
2.00% due 09/30/2020	2,536,000	2,570,969
2.00% due 11/30/2020	1,981,000	2,007,621
2.00% due 02/28/2021	565,000	572,350
2.00% due 07/31/2022	1,000,000	1,007,305
2.00% due 02/15/2025	1,332,000	1,317,015
2.00% due 08/15/2025	1,217,000	1,198,935
2.00% due 11/15/2026	1,155,000	1,128,336
2.13% due 08/31/2020	2,478,000	2,522,041
2.13% due 01/31/2021	1,249,000	1,270,418
2.13% due 11/30/2023	273,000	274,632
2.13% due 05/15/2025	1,320,000	1,314,793
2.25% due 12/31/2023	344,000	348,313
2.25% due 01/31/2024	401,000	405,809
2.25% due 11/15/2024	1,352,000	1,362,456
2.25% due 11/15/2025	1,242,000	1,244,814

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.38% due 08/15/2024	1,221,000	$1,242,606
2.50% due 05/15/2024	1,220,000	1,252,502
2.63% due 08/15/2020	1,933,000	1,996,124
2.63% due 11/15/2020	2,250,000	2,325,145
2.75% due 11/15/2023	522,000	544,613
2.75% due 02/15/2024	535,000	557,800
3.50% due 05/15/2020	1,277,000	1,347,784
3.63% due 02/15/2021	140,000	149,669

		121,730,259

Total U.S. Government Treasuries (cost $152,977,230)		154,094,172

EXCHANGE-TRADED FUNDS — 3.6%
iShares 1-3 Year Treasury Bond ETF	21,200	1,793,096
iShares 3-7 Year Treasury Bond ETF	21,600	2,675,808
iShares 7-10 Year Treasury Bond ETF	5,300	566,305
iShares 10-20 Year Treasury Bond ETF	1,200	163,596
iShares 20+ Year Treasury Bond ETF	6,200	769,048
iShares Core U.S. Aggregate Bond ETF	41,600	4,561,440

Total Exchange-Traded Funds (cost $10,469,268)		10,529,293

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	270,000	287,213

Insurance-Multi-line — 0.2%
Allstate Corp. FRS 5.75% due 08/15/2053	500,000	550,625

Total Preferred Securities/Capital Securities (cost $808,218)		837,838

Total Long-Term Investment Securities (cost $284,843,880)		287,772,856

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.09% due 04/26/18 (cost $991,967)	1,000,000	991,402

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $2,841,009 and collateralized by $2,825,000 of United States Treasury Bonds, bearing interest at 3.00%, due 05/15/2045 and having an approximate value of $2,902,829 (cost $2,841,000)	$2,841,000	2,841,000

TOTAL INVESTMENTS (cost $288,676,847)(1)	99.1%	291,605,258
Other assets less liabilities	0.9	2,720,160

NET ASSETS	100.0%	$294,325,418

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchanged Traded Funds

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

120

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$90,532,323	$—	$90,532,323
Foreign Corporate Bonds & Notes	—	11,339,256	—	11,339,256
U.S. Government Agencies	—	20,439,974	—	20,439,974
U.S. Government Treasuries	—	154,094,172	—	154,094,172
Exchange-Traded Funds	10,529,293	—	—	10,529,293
Preferred Securities/Capital Securities	—	837,838	—	837,838
Short-Term Investments Securities	—	991,402	—	991,402
Repurchase Agreements	—	2,841,000	—	2,841,000

Total Investments at Value	$10,529,293	$281,075,965	$—	$291,605,258

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

121

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	6.3%
Diversified Banking Institutions	6.3
Diversified Financial Services	5.4
United States Treasury Notes	5.1
Repurchase Agreements	3.4
Computers	3.3
Medical-HMO	2.9
Government National Mtg. Assoc.	2.5
Medical-Drugs	2.5
Applications Software	2.3
Oil Companies-Exploration & Production	2.2
Electric-Integrated	2.1
Aerospace/Defense	2.0
United States Treasury Bonds	2.0
Federal Home Loan Mtg. Corp.	1.9
Diversified Manufacturing Operations	1.8
Web Portals/ISP	1.7
E-Commerce/Products	1.6
Telephone-Integrated	1.6
Real Estate Investment Trusts	1.6
Finance-Credit Card	1.5
Electronic Components-Semiconductors	1.5
Banks-Super Regional	1.5
Medical-Biomedical/Gene	1.4
Cable/Satellite TV	1.4
Insurance-Multi-line	1.3
Multimedia	1.2
Banks-Commercial	1.1
Retail-Building Products	1.1
Computer Services	1.1
U.S. Government Treasuries	1.0
Semiconductor Equipment	1.0
Airlines	1.0
Transport-Rail	0.9
Food-Misc./Diversified	0.9
Retail-Discount	0.8
Oil-Field Services	0.8
Oil Companies-Integrated	0.8
Beverages-Non-alcoholic	0.7
Tobacco	0.7
Insurance-Life/Health	0.6
Machinery-Farming	0.6
Software Tools	0.6
Semiconductor Components-Integrated Circuits	0.6
Auto-Cars/Light Trucks	0.6
Medical Instruments	0.6
Medical Products	0.6
Brewery	0.5
Retail-Restaurants	0.5
Oil Refining & Marketing	0.5
Enterprise Software/Service	0.5
Internet Content-Entertainment	0.5
Insurance-Reinsurance	0.5
Aerospace/Defense-Equipment	0.5
Retail-Apparel/Shoe	0.4
Retail-Major Department Stores	0.4
Rental Auto/Equipment	0.4
Pipelines	0.3
Food-Meat Products	0.3
Chemicals-Diversified	0.3
Electronic Measurement Instruments	0.3
Tools-Hand Held	0.3
Cellular Telecom	0.3
Municipal Bonds & Notes	0.3
Retail-Consumer Electronics	0.3

Steel-Producers	0.3%
Gas-Distribution	0.3
Multilevel Direct Selling	0.3
Diagnostic Kits	0.3
Engines-Internal Combustion	0.3
Medical-Hospitals	0.3
Food-Confectionery	0.3
Electric-Distribution	0.2
Television	0.2
E-Commerce/Services	0.2
Industrial Automated/Robotic	0.2
Human Resources	0.2
Electronic Forms	0.2
Agricultural Operations	0.2
Internet Security	0.2
Sovereign	0.2
Poultry	0.2
Beverages-Wine/Spirits	0.2
Insurance-Property/Casualty	0.2
Finance-Leasing Companies	0.2
Independent Power Producers	0.2
Food-Retail	0.2
Insurance Brokers	0.2
Gold Mining	0.2
X-Ray Equipment	0.2
Batteries/Battery Systems	0.2
Athletic Footwear	0.2
Diagnostic Equipment	0.2
Regional Authority	0.2
Broadcast Services/Program	0.2
Investment Management/Advisor Services	0.2
Banks-Special Purpose	0.2
Gambling (Non-Hotel)	0.2
Retail-Auto Parts	0.2
Retail-Drug Store	0.2
Medical-Wholesale Drug Distribution	0.1
Containers-Paper/Plastic	0.1
Medical Labs & Testing Services	0.1
Building Products-Cement	0.1
Building-Residential/Commercial	0.1
Decision Support Software	0.1
Textile-Home Furnishings	0.1
Computers-Integrated Systems	0.1
Medical-Generic Drugs	0.1
Hotels/Motels	0.1
Finance-Consumer Loans	0.1
Investment Companies	0.1
Retail-Jewelry	0.1
Patient Monitoring Equipment	0.1
Entertainment Software	0.1
Computers-Memory Devices	0.1
Radio	0.1
Financial Guarantee Insurance	0.1
Transport-Equipment & Leasing	0.1
Finance-Other Services	0.1
Cosmetics & Toiletries	0.1
Internet Connectivity Services	0.1
Casino Hotels	0.1
Theaters	0.1
Data Processing/Management	0.1
Travel Services	0.1

101.8%

*	Calculated as a percentage of net assets

122

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 59.6%
Aerospace/Defense — 1.8%
Boeing Co.	8,200	$1,988,172
General Dynamics Corp.	7,005	1,375,292
Northrop Grumman Corp.	3,857	1,014,892

		4,378,356

Aerospace/Defense-Equipment — 0.4%
Curtiss-Wright Corp.	4,450	429,069
L3 Technologies, Inc.	2,869	501,989

		931,058

Agricultural Operations — 0.2%
Bunge, Ltd.	6,800	533,052

Airlines — 1.0%
Alaska Air Group, Inc.	800	68,184
Copa Holdings SA, Class A	4,800	602,208
Delta Air Lines, Inc.	12,300	607,128
Southwest Airlines Co.	1,900	105,469
United Continental Holdings, Inc.†	14,557	985,218

		2,368,207

Applications Software — 2.2%
Microsoft Corp.	71,034	5,164,172

Athletic Footwear — 0.2%
NIKE, Inc., Class B	7,018	414,413

Auto-Cars/Light Trucks — 0.2%
General Motors Co.	12,200	438,956

Banks-Commercial — 0.1%
Regions Financial Corp.	14,800	216,080

Banks-Super Regional — 1.2%
Comerica, Inc.	6,100	441,091
Huntington Bancshares, Inc.	24,204	320,703
KeyCorp	45,112	813,821
PNC Financial Services Group, Inc.	3,000	386,400
SunTrust Banks, Inc.	13,698	784,758

		2,746,773

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,100	419,237

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	15,026	1,752,182

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	2,404	464,813

Brewery — 0.3%
Molson Coors Brewing Co., Class B	8,789	782,045

Building Products-Cement — 0.1%
Vulcan Materials Co.	2,611	321,466

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	8,700	310,503

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	1,946	762,657
Comcast Corp., Class A	9,400	380,230
DISH Network Corp., Class A†	11,853	758,947

		1,901,834

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,099	129,424

Chemicals-Diversified — 0.2%
Huntsman Corp.	20,523	546,322

Security Description	Shares	Value (Note 2)
Computer Services — 1.1%
Accenture PLC, Class A	12,003	$1,546,226
DXC Technology Co.	7,554	592,083
International Business Machines Corp.	2,600	376,142

		2,514,451

Computers — 3.0%
Apple, Inc.	37,661	5,601,321
HP, Inc.	80,700	1,541,370

		7,142,691

Computers-Integrated Systems — 0.1%
NCR Corp.†	7,900	299,015

Computers-Memory Devices — 0.0%
Seagate Technology PLC	1,700	56,032

Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	1,700	95,336
WestRock Co.	3,951	226,866

		322,202

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc., Class A	1,518	150,267

Decision Support Software — 0.1%
MSCI, Inc.	2,800	305,060

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	1,100	193,083

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	3,700	615,902

Diversified Banking Institutions — 4.1%
Bank of America Corp.	155,215	3,743,786
Citigroup, Inc.	57,011	3,902,403
Goldman Sachs Group, Inc.	1,450	326,729
Morgan Stanley	41,175	1,931,107

		9,904,025

Diversified Manufacturing Operations — 1.5%
Eaton Corp. PLC	10,722	838,996
General Electric Co.	49,474	1,267,029
Ingersoll-Rand PLC	9,561	840,221
Parker-Hannifin Corp.	3,700	614,126

		3,560,372

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	2,492	2,461,548
eBay, Inc.†	40,900	1,461,357

		3,922,905

E-Commerce/Services — 0.2%
Expedia, Inc.	3,700	578,939

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	20,400	575,076

Electric-Integrated — 1.3%
AES Corp.	46,600	520,988
CMS Energy Corp.	6,362	294,179
Edison International	5,959	468,854
NextEra Energy, Inc.	7,401	1,081,212
PG&E Corp.	4,543	307,516
Xcel Energy, Inc.	11,475	542,882

		3,215,631

Electronic Components-Semiconductors — 1.3%
Broadcom, Ltd.	4,312	1,063,598

123

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Microchip Technology, Inc.	5,849	$468,154
Texas Instruments, Inc.	20,706	1,685,054

		3,216,806

Electronic Forms — 0.2%
Adobe Systems, Inc.†	3,688	540,255

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	12,131	725,313

Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,600	604,440

Enterprise Software/Service — 0.3%
Oracle Corp.	15,800	788,894

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	2,500	198,700

Finance-Consumer Loans — 0.0%
Navient Corp.	3,300	48,675

Finance-Credit Card — 1.5%
Discover Financial Services	16,400	999,416
Visa, Inc., Class A	25,581	2,546,844

		3,546,260

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,000	180,040

Food-Confectionery — 0.2%
J.M. Smucker Co.	3,000	365,700

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	12,000	760,320

Food-Misc./Diversified — 0.8%
Conagra Brands, Inc.	14,200	486,208
Ingredion, Inc.	3,900	480,948
Mondelez International, Inc., Class A	19,868	874,589

		1,841,745

Food-Retail — 0.1%
Kroger Co.	11,857	290,734

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC	20,000	380,800

Gas-Distribution — 0.2%
UGI Corp.	9,700	489,559

Gold Mining — 0.2%
Newmont Mining Corp.	11,600	431,172

Hotels/Motels — 0.1%
Wyndham Worldwide Corp.	2,800	292,236

Human Resources — 0.2%
ManpowerGroup, Inc.	5,300	567,895

Independent Power Producers — 0.2%
NRG Energy, Inc.	18,100	445,622

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	3,500	577,605

Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	7,488	440,220

Insurance-Life/Health — 0.5%
Lincoln National Corp.	7,324	535,091
Prudential Financial, Inc.	6,790	768,832

		1,303,923

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 1.2%
Allstate Corp.	800	$72,800
Chubb, Ltd.	8,077	1,182,957
Hartford Financial Services Group, Inc.	15,781	867,955
MetLife, Inc.	13,237	728,035

		2,851,747

Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	4,700	457,122

Insurance-Reinsurance — 0.5%
Everest Re Group, Ltd.	2,300	603,497
RenaissanceRe Holdings, Ltd.	3,700	543,567

		1,147,064

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	6,955	1,177,134

Internet Security — 0.2%
Symantec Corp.	14,500	449,355
VeriSign, Inc.†	500	50,585

		499,940

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	2,681	388,423

Machinery-Electrical — 0.0%
Regal Beloit Corp.	800	66,680

Machinery-Farming — 0.6%
Deere & Co.	12,066	1,547,826

Medical Instruments — 0.5%
Boston Scientific Corp.†	43,616	1,161,058

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,000	324,930

Medical Products — 0.5%
Baxter International, Inc.	18,100	1,094,688

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	4,700	820,197
Gilead Sciences, Inc.	20,900	1,590,281
Incyte Corp.†	1,986	264,714
Vertex Pharmaceuticals, Inc.†	1,840	279,349

		2,954,541

Medical-Drugs — 2.2%
Allergan PLC	4,543	1,146,335
Bristol-Myers Squibb Co.	5,594	318,299
Eli Lilly & Co.	11,150	921,659
Merck & Co., Inc.	14,792	944,913
Pfizer, Inc.	55,540	1,841,706

		5,172,912

Medical-HMO — 2.8%
Aetna, Inc.	2,800	432,068
Anthem, Inc.	8,250	1,536,233
Cigna Corp.	3,392	588,716
Humana, Inc.	5,749	1,329,169
UnitedHealth Group, Inc.	12,030	2,307,474
WellCare Health Plans, Inc.†	3,460	612,385

		6,806,045

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	1,900	307,553

Multilevel Direct Selling — 0.3%
Nu Skin Enterprises, Inc., Class A	9,800	620,928

124

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 1.1%
Walt Disney Co.	24,915	$2,738,906

Oil Companies-Exploration & Production — 2.1%
Apache Corp.	10,027	496,136
Cimarex Energy Co.	1,300	128,739
Concho Resources, Inc.†	4,492	585,128
Devon Energy Corp.	4,500	149,895
Diamondback Energy, Inc.†	4,473	428,871
EOG Resources, Inc.	22,107	2,103,260
Parsley Energy, Inc., Class A†	6,532	191,257
Pioneer Natural Resources Co.	6,393	1,042,698

		5,125,984

Oil Companies-Integrated — 0.2%
Chevron Corp.	5,000	545,950

Oil Refining & Marketing — 0.5%
Andeavor	2,700	268,731
Valero Energy Corp.	12,300	848,331

		1,117,062

Oil-Field Services — 0.8%
Baker Hughes, a GE Company	11,500	424,235
Halliburton Co.	27,300	1,158,612
TechnipFMC PLC†	9,800	279,692

		1,862,539

Patient Monitoring Equipment — 0.1%
Masimo Corp.†	2,400	227,040

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	1,300	81,432

Poultry — 0.2%
Pilgrim’s Pride Corp.†	19,200	466,368

Real Estate Investment Trusts — 1.2%
American Tower Corp.	9,600	1,308,768
Chimera Investment Corp.	7,400	139,268
Equity Commonwealth†	5,000	157,900
GEO Group, Inc.	2,400	70,440
Prologis, Inc.	9,837	598,188
Sunstone Hotel Investors, Inc.	4,400	71,632
Two Harbors Investment Corp.	45,000	445,050

		2,791,246

Rental Auto/Equipment — 0.2%
United Rentals, Inc.†	3,600	428,256

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	5,400	469,962
PVH Corp.	3,500	417,515

		887,477

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	679	366,538

Retail-Building Products — 1.1%
Home Depot, Inc.	13,756	2,057,898
Lowe’s Cos., Inc.	7,711	596,831

		2,654,729

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	11,200	653,408

Retail-Discount — 0.8%
Costco Wholesale Corp.	1,000	158,510

Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Wal-Mart Stores, Inc.	22,300	$1,783,777

		1,942,287

Retail-Jewelry — 0.1%
Tiffany & Co.	2,400	229,224

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	11,947	839,994

Retail-Restaurants — 0.5%
Restaurant Brands International, Inc.	9,411	560,708
Starbucks Corp.	11,132	600,905

		1,161,613

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	13,886	1,097,133
Maxim Integrated Products, Inc.	3,500	159,040

		1,256,173

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	34,800	1,541,988
Lam Research Corp.	3,900	621,894
Teradyne, Inc.	4,600	159,114

		2,322,996

Software Tools — 0.6%
VMware, Inc., Class A†	16,000	1,483,360

Steel-Producers — 0.3%
Nucor Corp.	1,300	74,971
Steel Dynamics, Inc.	14,800	524,068

		599,039

Telephone-Integrated — 0.9%
AT&T, Inc.	50,089	1,953,471
Verizon Communications, Inc.	4,906	237,450

		2,190,921

Television — 0.2%
CBS Corp., Class B	8,300	546,389

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,204	299,784

Tobacco — 0.4%
Philip Morris International, Inc.	7,965	929,595

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	5,082	714,987

Transport-Rail — 0.8%
Norfolk Southern Corp.	6,674	751,359
Union Pacific Corp.	10,217	1,051,942

		1,803,301

Web Portals/ISP — 1.7%
Alphabet, Inc., Class A†	2,329	2,202,070
Alphabet, Inc., Class C†	2,060	1,916,830

		4,118,900

X-Ray Equipment — 0.2%
Hologic, Inc.†	9,700	428,837

Total Common Stocks (cost $125,132,409)		142,604,384

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
ING Groep NV VRS(1) 6.87% due 04/16/2022	200,000	217,187

125

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG VRS*(1) 7.50% due 12/11/2023	200,000	$227,500
HSBC Holdings PLC VRS(1) 6.38% due 03/30/2025	200,000	214,750

		442,250

Total Preferred Securities/Capital Securities (cost $651,923)		659,437

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(2)	$166,585	165,967
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 1.43% due 07/20/2046(3)	225,558	158,556
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	595,000	595,381
Banc of America Commercial Mtg. Trust Series 2007-5, Class A1A 5.36% due 02/10/2051(2)	155,067	155,374
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(2)	153,384	153,180
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class AJ 5.68% due 06/10/2049(2)	8,328	8,370
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.92% due 06/11/2050(2)	272,956	273,127
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.93% due 09/11/2042(2)	260,000	260,486
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(2)	120,000	122,509
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(2)	260,000	262,923
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	109,725	111,249
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,105
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	70,105
CD Commercial Mtg. Trust Series 2017-CD5, Class A4 3.43% due 08/15/2050(2)	102,000	105,415
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AM 6.32% due 11/15/2044(2)	231,700	231,734
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.32% due 11/15/2044(2)	160,000	160,516

Security Description	Shares/ Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
CFCRE Commercial Mtg. Trust Series 2017-C8, Class A4 3.57% due 06/15/2050(2)	$234,000	$240,157
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class A 1.98% due 05/15/2030*(2)	143,000	143,210
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class B 2.18% due 05/15/2030*(2)	100,000	100,114
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(2)	189,399	190,319
Chicago Skyscraper Trust FRS Series 2017-SKY, Class A 2.03% due 02/15/2030*(2)	180,000	180,394
Chicago Skyscraper Trust FRS Series 2017-SKY, Class B 2.33% due 02/15/2030*(2)	100,000	100,188
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(2)	90,000	92,683
Citigroup Commercial Mtg. Trust Series 2017-P7, Class A4 3.71% due 04/14/2050(2)	294,500	309,405
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 1.61% due 12/25/2033	37,861	37,624
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)	136,861	103,360
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(3)	118,860	109,457
Colony American Homes, Inc. FRS Series 2014-1A, Class A 2.38% due 05/17/2031*	88,513	88,984
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(2)	100,000	99,813
COMM Mtg. Trust Series 2015-DC1, Class AM 3.72% due 02/10/2048(2)	180,000	185,043
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 08/10/2050(2)	225,000	243,721
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.76% due 02/10/2047(2)	200,000	210,293
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	268,463	225,639
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 2.13% due 10/25/2034	64,859	62,629
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	32,199	30,868
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 3.33% due 09/25/2034(3)	17,569	17,404

126

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A4 3.39% due 06/15/2050(2)	$139,238	$142,301
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(2)	165,000	168,634
Dell Equipment Finance Trust Series 2017-1, Class A2 1.86% due 06/24/2019*	100,000	100,026
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	100,000	100,130
Drive Auto Receivables Trust Series 2017-2, Class A3 1.82% due 06/15/2020	81,000	81,012
Drive Auto Receivables Trust Series 2017-BA, Class B 2.20% due 05/15/2020*	660,000	660,271
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 2.09% due 06/25/2034	166,533	165,165
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	90,274
Fremont Home Loan Trust FRS Series 2005-C, Class M1 1.71% due 07/25/2035	231,917	232,103
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(2)	175,000	176,163
GSAMP Trust FRS Series 2006-FM1, Class A2C 1.39% due 04/25/2036	239,381	173,033
GSAMP Trust FRS Series 2006-NC1, Class A2 1.41% due 02/25/2036	23,394	23,365
GSAMP Trust FRS Series 2005-SEA2, Class M1 1.75% due 01/25/2045*	115,000	113,565
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.05% due 01/15/2046(2)	90,000	95,613
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(2)	135,000	140,126
JPMorgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(3)	94,748	96,694
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	327,310	261,848
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.19% due 09/15/2045(2)	620,000	626,071
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	20,697	20,450
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 2.09% due 07/25/2034	70,908	68,640

Security Description	Shares/ Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(2)	$278,651	$275,928
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.35% due 08/15/2034*(2)(4)	137,000	139,054
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.82% due 06/12/2050(2)	61,336	61,253
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	55,888
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	179,702
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(2)	145,000	148,525
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(2)	375,000	394,029
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A4 3.75% due 12/15/2047(2)	135,000	142,098
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class A 2.13% due 02/15/2034*(2)	110,000	110,850
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class B 2.58% due 02/15/2034*(2)	145,000	145,572
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class C 2.88% due 02/15/2034*(2)	45,000	45,362
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.91% due 11/15/2049(2)	95,000	95,477
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(2)	166,881	163,328
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(2)	37,521	37,486
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(2)	330,000	344,232
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 2.09% due 11/25/2034	30,221	28,996
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.86% due 05/25/2035	65,986	66,039
PFP, Ltd. FRS Series 2017-3, Class A 2.21% due 01/14/2035*(2)	180,000	180,318
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	151,867	153,013
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 1.60% due 08/25/2035	193,040	175,469

127

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	$280,000	$281,286
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.29% due 10/15/2044(2)	185,050	184,838
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	79,945	67,261
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.29% due 06/25/2035(3)	146,567	148,906
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(3)	2,587	2,624
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	54,510	54,769
Wells Fargo Commercial Mtg. Pass Through Certs. Series 2017-BNK4, Class A4 3.63% due 05/15/2050(2)	80,000	83,468
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(2)	130,000	133,136

Total Asset Backed Securities (cost $13,697,840)		13,090,693

U.S. CORPORATE BONDS & NOTES — 10.6%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	49,000	55,028
Rockwell Collins, Inc. Senior Notes 2.80% due 03/15/2022	165,000	167,283
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	245,000	250,252

		472,563

Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	20,829
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	45,000	47,644
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	130,000	131,027

		199,500

Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	75,000	77,931

Security Description	Principal Amount	Value (Note 2)
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	$60,000	$59,725
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	134,692
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	90,000	99,601

		294,018

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	38,750
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	290,803
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	200,647
General Motors Co. Senior Notes 5.00% due 04/01/2035	70,000	71,291
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	170,000	173,521
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	105,000	104,733
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	60,000	61,145

		940,890

Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.50% due 12/15/2024	100,000	103,625

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	265,996
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	44,431

		310,427

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	230,000	233,911
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	137,453
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	60,000	64,984
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	259,589

128

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$40,000	$43,896

		739,833

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	60,000	56,750

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	465,000	480,959
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	71,861

		552,820

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	325,000	336,781
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	52,250

		389,031

Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	50,000	48,439

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.50% due 11/15/2027	45,000	44,791

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	139,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	198,644
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028*	200,000	195,314
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	20,000	21,492
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	80,000	72,647
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	10,000	10,917

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	$50,000	$55,649
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	40,561
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	264,483
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	75,932

		1,075,389

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	70,826
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	50,000	58,745

		129,571

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	124,025
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	65,000	73,775
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	200,000	202,740
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	155,000	166,625

		567,165

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	42,450

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	70,000	70,760
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	30,000	31,654

		102,414

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	45,000	48,600

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/11/2024	180,000	181,966
Apple, Inc. Senior Notes 3.25% due 02/23/2026	300,000	306,268

129

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$45,000	$42,279
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	58,046
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	115,731
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	83,537

		787,827

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	120,000	142,050

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	64,814	66,596

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	114,813

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	110,000	113,500
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	105,000	102,995

		216,495

Diversified Banking Institutions — 1.7%
Bank of America Corp. FRS Senior Notes 2.37% due 07/21/2021	235,000	235,720
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	148,527
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,307
Bank of America Corp. FRS Senior Notes 2.88% due 04/24/2023	295,000	296,558
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	160,000	161,831
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	25,000	26,052
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	122,909

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	$15,000	$16,924
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	43,942
Citigroup, Inc. FRS Senior Notes 3.89% due 01/10/2028	380,000	389,217
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	152,054
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	73,666
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	115,000	113,987
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	210,810
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,788
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	187,005
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 06/05/2023	305,000	305,491
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 07/24/2023	225,000	225,339
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	125,939
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	124,879
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	33,898
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	131,093
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	85,792
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,036
Morgan Stanley Senior Notes 2.75% due 05/19/2022	180,000	180,316
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	259,614
Morgan Stanley Senior Notes 3.63% due 01/20/2027	55,000	55,632
Morgan Stanley FRS Senior Notes 3.97% due 07/22/2038	90,000	89,822

130

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.30% due 01/27/2045	$45,000	$46,297
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	41,906

		3,996,351

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	171,752
General Electric Co. Senior Notes 4.50% due 03/11/2044	45,000	49,880
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	40,529
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	50,000	50,866
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	41,505

		354,532

Electric-Distribution — 0.0%
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	42,875

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	69,624

Electric-Integrated — 0.7%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	31,356
CMS Energy Corp. Senior Notes 3.45% due 08/15/2027	110,000	111,806
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	115,000	111,033
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	186,271
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	59,340
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	88,236
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	68,305
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	43,710
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	130,000	134,605

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	$50,000	$50,397
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	15,000	15,343
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	50,000	57,659
PacifiCorp 1st Mtg. Notes 2.95% due 02/01/2022	110,000	112,972
PacifiCorp 1st Mtg. Bonds 2.95% due 06/01/2023	120,000	123,539
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	80,000	82,937
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	60,000	67,679
Southern Power Co. Senior Notes 4.95% due 12/15/2046	40,000	41,877
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	130,327
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	100,576

		1,617,968

Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	104,000
Intel Corp. Senior Notes 2.88% due 05/11/2024	117,000	118,432
Intel Corp. Senior Notes 4.10% due 05/19/2046	45,000	46,590
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	100,000	104,219

		373,241

Enterprise Software/Service — 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	130,156
Oracle Corp. Senior Notes 2.65% due 07/15/2026	100,000	97,423
Oracle Corp. Senior Notes 4.00% due 07/15/2046	90,000	91,403
Oracle Corp. Senior Notes 4.50% due 07/08/2044	85,000	93,077

		412,059

131

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	$60,000	$61,725

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	111,771
Synchrony Financial Senior Notes 3.70% due 08/04/2026	80,000	78,536
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	41,468

		231,775

Finance-Credit Card — 0.0%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	80,000	81,861

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	50,000	49,891
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	95,000	95,272

		145,163

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	69,799
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	86,175

		155,974

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	64,350

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	65,000	68,635
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	35,000	34,008
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	87,000	94,327

		196,970

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.70% due 08/01/2027	150,000	149,969

Security Description	Principal Amount	Value (Note 2)
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	$90,000	$92,250

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	25,000	26,183
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	80,000	77,324
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	29,894

		133,401

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	61,800

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	94,642
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	209,083

		303,725

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	46,153
MetLife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	39,356
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	108,906
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	111,000	111,688

		306,103

Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	20,380

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	68,087
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	68,494

		136,581

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	35,000	37,253

132

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	$65,000	$67,275

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	57,000	57,893
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	68,575

		126,468

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.20% due 05/11/2020	245,000	247,193
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	10,000	10,495
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	195,000	192,574
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	20,000	22,028

		472,290

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	35,000	36,569
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	25,874
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	15,000	15,627
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	80,000	85,266
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	135,000	127,237

		290,573

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	53,856
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	40,000	46,422
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	45,679

		145,957

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	244,950

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	$115,000	$132,825
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	105,000	106,837
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	100,000	107,125

		591,737

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	86,453

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	60,000	65,743
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	57,982
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	85,000	82,460
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	30,911

		237,096

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	104,000

Oil Companies-Exploration & Production — 0.1%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	43,875
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	34,751
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	73,938
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	15,000	15,748
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	58,950
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	90,131

		317,393

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	120,000	121,743

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	15,000	14,614

133

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	$75,000	$81,276

		95,890

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	75,000	77,395

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	41,600

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	15,000	15,449
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	54,000	61,030
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	139,456
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	115,000	124,444
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	65,967
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	20,663
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	104,383
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	20,026
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	75,000	74,482
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	45,000	44,318
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	34,203
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	49,619
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	15,702

		769,742

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	63,000
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	65,000	66,865

Security Description	Principal Amount	Value (Note 2)
Radio (continued)
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	$60,000	$64,725

		194,590

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	115,716
American Tower Corp. Senior Notes 3.55% due 07/15/2027	110,000	109,249
American Tower Corp. Senior Notes 4.00% due 06/01/2025	30,000	31,134
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	130,000	133,900
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	132,275
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	95,000	93,901
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	30,000	30,392
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	60,000	60,969
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	120,000	120,823
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,657
Ventas Realty LP Company Guar. Notes 3.85% due 04/01/2027	110,000	111,740
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	7,908

		993,664

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	130,000	130,975
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	5,000	5,413
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	54,000	58,590
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	130,000	113,425
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	62,156

		370,559

134

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.10% due 05/03/2027	$50,000	$50,194

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	163,000	170,946
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	65,429	81,283
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	104,209

		356,438

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	90,500

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	55,000	56,801

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	180,000	183,528

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	52,914

Telecommunication Equipment — 0.0%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	96,750

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	185,000	182,245
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	180,000	186,197
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	180,000	179,811
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	200,000	183,632
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	45,000	44,771
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	50,000	52,334
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	40,000	42,450
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	83,200

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	$75,000	$93,000
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	9,000	7,706
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	145,000	149,088
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	55,000	48,632
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	93,827
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	13,000	12,780
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049	135,000	134,538
Windstream Services LLC Company Guar. Notes 7.75% due 10/01/2021	190,000	170,050

		1,664,261

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	62,400

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	61,444
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	61,020

		122,464

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	66,200
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	96,929
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	35,000	33,375
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	38,444
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,991
Philip Morris International, Inc. Senior Notes 4.25% due 11/10/2044	50,000	51,283
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	191,000	205,368

		496,590

135

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	$160,000	$160,438

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	72,384
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	115,207
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	25,000	29,192
Union Pacific Corp. Senior Notes 4.00% due 04/15/2047	40,000	41,617

		258,400

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.88% due 08/01/2042	35,000	33,721

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	104,500

Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	48,263

Total U.S. Corporate Bonds & Notes (cost $24,947,438)		25,512,505

FOREIGN CORPORATE BONDS & NOTES — 3.0%
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	64,275

Banks-Commercial — 0.8%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	205,974
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	215,454
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	259,764
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	359,488
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	256,058
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	200,160
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	201,553

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Swedbank AB Senior Notes 2.13% due 09/29/2017*	$200,000	$200,248
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	65,000	67,023

		1,965,722

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 1.63% due 05/29/2020	383,000	382,598

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	15,000	16,035

Cable/Satellite TV — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	242,437

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	200,000	207,000

Diversified Banking Institutions — 0.3%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	250,554
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	200,000	204,828
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	252,188

		707,570

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	241,640

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	58,858

Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	200,000	200,196

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,590
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	150,000	156,564

		311,154

136

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	$200,000	$195,984

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	256,858

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 3.35% due 04/01/2027	165,000	170,477

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	104,804
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	65,000	62,198
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	70,000	63,660
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	141,900

		372,562

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	156,064
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	35,000	37,513
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	28,000	28,559
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	70,000	76,544

		298,680

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000	77,805

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	29,313

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	124,115
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	115,000	118,392

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037*	$17,000	$16,204
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	79,000	85,310
Petroleos del Peru SA Senior Notes 4.75% due 06/19/2032*	200,000	204,600
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	218,790
Petroleos Mexicanos FRS Company Guar. Notes 4.88% due 03/11/2022*	169,000	183,788
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	60,000	66,060
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	90,000	94,680
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	38,000	36,731

		1,148,670

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	65,000	70,872

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	54,375

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	96,618

Total Foreign Corporate Bonds & Notes (cost $7,061,869)		7,169,699

U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 1.9%
3.00% due 08/01/2043	140,272	141,343
3.00% due August 30 TBA	1,340,000	1,342,185
3.50% due 02/01/2030	236,249	247,772
3.50% due 03/01/2031	127,587	133,983
3.50% due 05/01/2042	94,106	97,169
3.50% due 08/01/2042	38,371	39,721
3.50% due 09/01/2044	62,494	64,766
3.50% due 01/01/2045	78,917	81,791
3.50% due 05/01/2045	142,011	147,183
3.50% due 07/01/2045	152,507	157,992
3.50% due August 30 TBA	860,000	886,002
4.00% due August 30 TBA	370,000	389,714
4.50% due 10/01/2019	10,966	11,205
5.00% due 03/01/2019	2,582	2,644
5.50% due 07/01/2034	39,783	44,460
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2011-K12, Class B 4.34% due 01/25/2046*(2)	130,000	137,755
Series 2011-K10, Class B 4.63% due 11/25/2049*(2)	285,000	303,931

137

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(5)	$47,533	$4,490
Series 4097, Class CI 3.00% due 08/15/2027(3)(5)	144,956	13,134
Series 4097, Class HI 3.00% due 08/15/2027(3)(5)	312,522	31,520
Series 4146, Class AI 3.00% due 12/15/2027(3)(5)	79,153	7,218
Series 4207, Class JI 3.00% due 05/15/2028(3)(5)	369,893	34,664
Series 4323, Class IW 3.50% due 04/15/2028(3)(5)	162,689	16,149
Series 4570, Class ST 4.77% due 04/15/2046 FRS(3)(5)(6)	433,882	102,275

		4,439,066

Federal National Mtg. Assoc. — 6.3%
1.88% due 09/24/2026	815,000	777,562
2.50% due 10/01/2031	91,892	92,711
3.00% due 05/01/2027	34,057	35,140
3.00% due 06/01/2027	38,591	39,800
3.00% due 12/01/2030	167,941	172,928
3.00% due 01/01/2031	347,378	357,518
3.00% due 05/01/2043	302,812	304,934
3.00% due 07/01/2043	960,045	966,669
3.00% due 08/01/2043	497,573	500,980
3.00% due 12/01/2043	509,578	513,171
3.00% due August 15 TBA	300,000	308,590
3.10% due 01/01/2026	230,000	236,461
3.50% due 11/01/2030	51,109	53,402
3.50% due 12/01/2030	88,170	92,139
3.50% due 01/01/2031	49,806	52,133
3.50% due 02/01/2031	52,586	55,028
3.50% due 03/01/2031	51,940	54,349
3.50% due 03/01/2042	16,529	17,120
3.50% due 08/01/2042	95,977	99,233
3.50% due 09/01/2042	33,930	35,143
3.50% due 10/01/2042	31,056	32,119
3.50% due 12/01/2042	115,187	119,147
3.50% due 02/01/2043	94,539	97,839
3.50% due 08/01/2044	538,402	556,544
3.50% due 03/01/2045	158,269	163,804
3.50% due 07/01/2045	283,409	293,320
3.50% due 08/01/2045	492,976	509,586
3.50% due 02/01/2047	607,647	626,024
4.00% due 12/01/2041	257,034	273,346
4.00% due 03/01/2042	985,973	1,047,476
4.00% due 12/01/2042	140,654	148,597
4.00% due 02/01/2043	51,405	54,298
4.00% due 04/01/2043	44,458	47,247
4.00% due 03/01/2044	82,544	87,155
4.00% due 04/01/2046	16,543	17,524
4.50% due 04/01/2041	982,338	1,063,313
4.50% due 09/01/2041	162,779	176,239
4.50% due 10/01/2042	151,579	165,215
4.50% due 06/01/2044	721,374	781,035
4.50% due 10/01/2045	383,747	415,053
4.50% due 02/01/2046	285,913	309,110
4.50% due August 30 TBA	250,000	268,379
5.00% due 03/01/2018	1,462	1,495
5.00% due 04/01/2018	705	721

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.00% due 07/01/2018	$1,339	$1,369
5.00% due 08/01/2018	1,325	1,355
5.00% due 06/01/2019	5,411	5,541
5.00% due 08/01/2035	78,678	86,442
5.00% due 09/01/2041	156,924	171,728
5.00% due August 30 TBA	240,000	262,369
5.50% due 10/01/2017	969	969
5.50% due 11/01/2017	351	351
5.50% due 04/01/2037	256,343	286,591
6.50% due 10/01/2039	25,356	29,038
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00% due 07/25/2030(3)(5)	237,067	30,963
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI 3.00% due 11/25/2027(3)(5)	264,161	24,197
Series 2012-144, Class EI 3.00% due 01/25/2028(3)(5)	66,044	6,026
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(5)	133,232	12,661
Series 2012-150, Class BI 3.00% due 01/25/2028(3)(5)	158,786	14,720
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(5)	123,286	11,280
Series 2013-9, Class IO 3.00% due 02/25/2028(3)(5)	56,539	5,207
Series 2013-15, Class QI 3.00% due 03/25/2028(3)(5)	55,248	5,216
Series 2014-25, Class E 3.00% due 04/25/2040(3)	216,813	221,931
Series 2014-61, Class HK 3.00% due 10/25/2040(3)	196,625	200,765
Series 2015-46, Class BA 3.00% due 05/25/2041(3)	264,562	270,345
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(5)	230,359	24,527
Series 2015-55, Class E 3.50% due 10/25/2041(3)	320,408	333,074
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	450,028	467,107
Series 2017-49, Classs JA 4.00% due 07/25/2053(3)	443,428	467,322
Series 2016-38, Class SA 4.77% due 06/25/2046 FRS(3)(5)(6)	460,008	103,927
Series 2016-63, Class AS 4.77% due 09/25/2046 FRS(3)(5)(6)	367,795	85,462
Series 2010-116, Class BI 5.00% due 08/25/2020(3)(5)	36,969	1,323
Series 2011-3, Class KA 5.00% due 04/25/2040(3)	30,820	32,970

		15,184,373

Government National Mtg. Assoc. — 2.5%
3.50% due 01/20/2043	1,166,536	1,217,150
3.50% due 05/20/2043	584,167	609,514
3.50% due 04/20/2046	64,311	66,904
3.50% due 05/20/2046	58,649	61,009
3.50% due 01/20/2047	389,999	405,582
4.00% due 05/20/2047	2,247,936	2,373,651
4.00% due August 30 TBA	110,000	115,809
4.50% due 05/15/2039	41,017	44,769
4.50% due 07/15/2040	4,749	5,118
4.50% due 07/20/2040	20,321	21,856

138

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 10/20/2040	$124,071	$133,315
4.50% due 08/20/2045	91,208	96,983
5.00% due 10/20/2039	84,963	92,536
5.00% due 06/15/2040	102,161	112,063
5.00% due 07/20/2040	43,325	47,691
5.50% due 01/15/2034	56,505	62,884
7.50% due 01/15/2032	35,514	43,317
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA 3.00% due 12/16/2039(3)	75,528	77,576
Series 2010-116, Class HB 4.00% due 09/20/2040(3)	267,151	284,105
Series 2005-C, Class M1 4.97% due 10/20/2045 FRS(3)(5)(6)	372,104	88,169

		5,960,001

Total U.S. Government Agencies (cost $25,785,159)		25,583,440

U.S. GOVERNMENT TREASURIES — 7.1%
United States Treasury Bonds — 2.0%
2.25% due 08/15/2046	988,000	859,714
2.50% due 02/15/2045	207,500	191,662
2.88% due 11/15/2046	475,000	472,180
3.00% due 05/15/2045	765,000	780,360
3.00% due 11/15/2045	164,400	167,624
3.00% due 02/15/2047	1,020,000	1,039,603
3.00% due 05/15/2047	20,000	20,402
4.50% due 02/15/2036	950,000	1,218,449

		4,749,994

United States Treasury Notes — 5.1%
0.13% due 04/15/2019 TIPS(7)	929,525	930,787
0.13% due 07/15/2026 TIPS(7)	918,864	891,322
1.00% due 11/15/2019	895,000	887,099
1.13% due 06/30/2021	862,000	843,379
1.25% due 05/31/2019	265,000	264,565
1.38% due 12/15/2019	1,105,000	1,104,137
1.50% due 07/15/2020	2,510,000	2,509,706
1.75% due 11/30/2021	169,000	168,941
1.88% due 02/28/2022	815,000	818,024
1.88% due 03/31/2022	375,000	376,113
2.00% due 12/31/2021	1,030,000	1,039,737
2.00% due 11/15/2026	865,000	845,031
2.25% due 02/15/2027	270,000	269,125
2.38% due 05/15/2027	1,280,000	1,289,149

		12,237,115

Total U.S. Government Treasuries (cost $16,997,160)		16,987,109

MUNICIPAL BONDS & NOTES — 0.3%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	298,035
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	133,662
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	177,381

Security Description	Principal Amount	Value (Note 2)
State of Connecticut Special Tax Revenue Bonds 5.00% due 09/01/2031	$55,000	$63,071

Total Municipal Bonds & Notes (cost $582,530)		672,149

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional Authority — 0.2%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	400,000	400,947

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	217,566
Republic of Colombia Senior Notes 5.00% due 06/15/2045	270,000	273,510

		491,076

Total Foreign Government Obligations (cost $864,039)		892,023

Total Long-Term Investment Securities (cost $215,720,367)		233,171,439

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Treasuries — 1.0%
United States Treasury Bills 0.90% due 08/03/2017	190,000	189,990
1.11% due 10/19/2017(8)	2,300,000	2,294,485

Total Short-Term Investment Securities (cost $2,484,489)		2,484,475

REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $8,144,027 and collateralized by $7,540,000 of United States Treasury Bonds, bearing interest at 3.38%, due 05/15/2044 and having an approximate value of $8,308,952 (cost $8,144,000)	8,144,000	8,144,000

TOTAL INVESTMENTS (cost $226,348,856)(9)	101.8%	243,799,914
Liabilities in excess of other assets	(1.8)	(4,420,306)

NET ASSETS	100.0%	$239,379,608

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $12,008,916 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	Interest Only

139

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2017.
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	See Note 3 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
15	Long	S&P 500 E-Mini Index	September 2017	1,833,093	$1,851,000	$17,907
68	Long	U.S. Treasury 2 Year Notes	September 2017	14,720,014	14,711,375	(8,639)
20	Long	U.S. Treasury Long Bonds	September 2017	3,057,942	3,059,375	1,433
8	Short	U.S. Treasury 10 Year Notes	September 2017	1,007,593	1,007,125	468
41	Short	U.S. Treasury Ultra 10 Year Notes	September 2017	5,541,880	5,536,922	4,958
6	Short	U.S. Ultra Bonds	September 2017	986,424	987,000	(576)

						$15,551

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$142,604,384	$—	$—	$142,604,384
Preferred Securities/Capital Securities	—	659,437	—	659,437
Asset Backed Securities:
Diversified Financial Services	—	12,951,639	139,054	13,090,693
U.S. Corporate Bonds & Notes	—	25,512,505	—	25,512,505
Foreign Corporate Bonds & Notes	—	7,169,699	—	7,169,699
U.S. Government Agencies	—	25,583,440	—	25,583,440
U.S. Government Treasuries	—	16,987,109	—	16,987,109
Municipal Bonds & Notes	—	672,149	—	672,149
Foreign Government Obligations	—	892,023	—	892,023
Short-Term Investment Securities	—	2,484,475	—	2,484,475
Repurchase Agreements	—	8,144,000	—	8,144,000

Total Investments at Value	$142,604,384	$101,056,476	$139,054	$243,799,914

Other Financial Instruments:+
Futures Contracts	$24,766	$—	$—	$24,766

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$9,215	$—	$—	$9,215

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial of Investments

140

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.9%
Diversified Banking Institutions	7.4
Federal National Mtg. Assoc.	6.2
Medical-Drugs	4.7
Federal Home Loan Mtg. Corp.	3.7
United States Treasury Bonds	2.8
Tobacco	2.8
Diversified Financial Services	2.5
Electric-Integrated	2.3
Diagnostic Equipment	2.3
Certificates of Deposit	2.2
Banks-Super Regional	2.1
Computer Services	2.0
Insurance-Multi-line	2.0
Cable/Satellite TV	2.0
Oil Companies-Integrated	1.8
Pipelines	1.8
Diversified Manufacturing Operations	1.7
Food-Misc./Diversified	1.3
Real Estate Investment Trusts	1.2
Telephone-Integrated	1.1
Oil Companies-Exploration & Production	1.1
Chemicals-Diversified	1.1
Aerospace/Defense	1.1
Banks-Fiduciary	1.0
Government National Mtg. Assoc.	0.9
Retail-Drug Store	0.9
Medical Instruments	0.9
Aerospace/Defense-Equipment	0.9
Transport-Rail	0.9
Banks-Commercial	0.8
Instruments-Controls	0.8
Computers	0.8
Investment Management/Advisor Services	0.8
Electronic Components-Semiconductors	0.8
Insurance Brokers	0.7
Medical-Biomedical/Gene	0.7
Building Products-Air & Heating	0.7
Applications Software	0.7
Insurance-Life/Health	0.7
Multimedia	0.7
Internet Content-Entertainment	0.7
Finance-Credit Card	0.6
Insurance-Property/Casualty	0.6
Medical-HMO	0.6
Networking Products	0.6
Electric-Distribution	0.6
Coatings/Paint	0.6
Food-Meat Products	0.5
Cosmetics & Toiletries	0.5
Commercial Services-Finance	0.5
Semiconductor Components-Integrated Circuits	0.5
Beverages-Wine/Spirits	0.5
Retail-Apparel/Shoe	0.5
Building & Construction Products-Misc.	0.5
Advertising Agencies	0.5
Auto/Truck Parts & Equipment-Original	0.5
Auto-Cars/Light Trucks	0.4
Oil-Field Services	0.4
Transport-Services	0.4
Medical Products	0.4

Metal-Diversified	0.4%
Airlines	0.4
Finance-Other Services	0.3
Data Processing/Management	0.3
Retail-Consumer Electronics	0.3
Medical-Wholesale Drug Distribution	0.3
Computer Data Security	0.3
Web Portals/ISP	0.2
Home Decoration Products	0.2
Private Equity	0.2
Agricultural Chemicals	0.2
Enterprise Software/Service	0.2
Soap & Cleaning Preparation	0.2
Beverages-Non-alcoholic	0.2
Fisheries	0.2
Tools-Hand Held	0.2
Oil Refining & Marketing	0.2
Investment Companies	0.2
Finance-Investment Banker/Broker	0.2
Municipal Bonds & Notes	0.2
Brewery	0.2
Retail-Catalog Shopping	0.2
Rental Auto/Equipment	0.2
Banks-Special Purpose	0.2
Food-Retail	0.2
Sovereign	0.2
Retail-Discount	0.2
Distribution/Wholesale	0.2
Food-Catering	0.1
Machinery-Farming	0.1
Cellular Telecom	0.1
Appliances	0.1
Athletic Footwear	0.1
Consumer Products-Misc.	0.1
Gas-Distribution	0.1
Textile-Apparel	0.1
Electric-Generation	0.1
Printing-Commercial	0.1
Food-Confectionery	0.1
Electric-Transmission	0.1
Medical Labs & Testing Services	0.1
Banks-Money Center	0.1
Real Estate Management/Services	0.1
Wireless Equipment	0.1
Hotels/Motels	0.1
Containers-Metal/Glass	0.1
Pharmacy Services	0.1
Apparel Manufacturers	0.1
Small Business Administration	0.1
Retail-Restaurants	0.1
Agricultural Operations	0.1
Medical-Hospitals	0.1
Insurance-Mutual	0.1
Computers-Memory Devices	0.1
Medical-Generic Drugs	0.1

100.4%

*	Calculated as a percentage of net assets

141

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 60.0%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	25,395	$548,786
Omnicom Group, Inc.	24,441	1,924,484

		2,473,270

Aerospace/Defense — 1.1%
Lockheed Martin Corp.	8,401	2,454,184
Northrop Grumman Corp.	12,536	3,298,598

		5,752,782

Aerospace/Defense-Equipment — 0.9%
L3 Technologies, Inc.	4,956	867,152
United Technologies Corp.	33,583	3,981,936

		4,849,088

Agricultural Chemicals — 0.2%
Monsanto Co.	11,119	1,298,922

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	9,224	389,068

Airlines — 0.4%
Copa Holdings SA, Class A	9,470	1,188,106
Delta Air Lines, Inc.	15,350	757,676

		1,945,782

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	20,366	466,789

Appliances — 0.1%
Whirlpool Corp.	4,134	735,356

Applications Software — 0.5%
Intuit, Inc.	3,099	425,214
Microsoft Corp.	32,070	2,331,489

		2,756,703

Athletic Footwear — 0.1%
NIKE, Inc., Class B	12,238	722,654

Auto-Cars/Light Trucks — 0.3%
General Motors Co.	17,005	611,840
Hyundai Motor Co.	4,850	628,435
Hyundai Motor Co. (2nd Preferred)	2,292	217,106
Kia Motors Corp.	18,381	601,174

		2,058,555

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	12,621	477,074
Delphi Automotive PLC	21,459	1,940,323

		2,417,397

Banks-Commercial — 0.2%
Royal Bank of Canada	8,104	604,574
Sumitomo Mitsui Financial Group, Inc.	17,400	662,098

		1,266,672

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	59,761	3,169,126
State Street Corp.	25,534	2,380,535

		5,549,661

Banks-Super Regional — 2.0%
PNC Financial Services Group, Inc.	22,600	2,910,880
SunTrust Banks, Inc.	10,229	586,019
US Bancorp	73,679	3,888,778
Wells Fargo & Co.	64,501	3,479,184

		10,864,861

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	13,337	$576,559
PepsiCo, Inc.	5,594	652,316

		1,228,875

Beverages-Wine/Spirits — 0.4%
Diageo PLC	61,169	1,976,096

Building & Construction Products-Misc. — 0.5%
Owens Corning	38,636	2,590,544

Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	98,013	3,817,606

Cable/Satellite TV — 1.6%
Charter Communications, Inc., Class A†	5,455	2,137,869
Comcast Corp., Class A	156,305	6,322,537

		8,460,406

Chemicals-Diversified — 1.1%
Celanese Corp., Series A	9,419	905,825
E.I. du Pont de Nemours & Co.	11,605	954,047
PPG Industries, Inc.	37,557	3,952,875

		5,812,747

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	28,614	901,341
Sherwin-Williams Co.	4,700	1,585,169

		2,486,510

Commercial Services-Finance — 0.5%
Equifax, Inc.	8,247	1,199,444
Moody’s Corp.	6,356	836,640
S&P Global, Inc.	1,769	271,701
Vantiv, Inc., Class A†	5,969	379,330

		2,687,115

Computer Data Security — 0.3%
Check Point Software Technologies, Ltd.†	13,415	1,419,039

Computer Services — 2.0%
Accenture PLC, Class A	37,020	4,768,916
Amdocs, Ltd.	15,260	1,025,014
Cognizant Technology Solutions Corp., Class A	6,674	462,642
DXC Technology Co.	42,298	3,315,317
International Business Machines Corp.	9,231	1,335,449

		10,907,338

Computers — 0.5%
Apple, Inc.	8,592	1,277,888
Hewlett Packard Enterprise Co.	85,164	1,491,222

		2,769,110

Computers-Memory Devices — 0.1%
Seagate Technology PLC	9,368	308,769

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	5,716	703,983

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	8,875	527,796

Cosmetics & Toiletries — 0.5%
Coty, Inc., Class A	51,664	1,058,079
Procter & Gamble Co.	18,136	1,647,111

		2,705,190

142

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	12,491	$1,139,429
Fiserv, Inc.†	4,224	542,784

		1,682,213

Diagnostic Equipment — 2.1%
Abbott Laboratories	86,101	4,234,447
Danaher Corp.	40,526	3,302,464
Thermo Fisher Scientific, Inc.	20,462	3,591,695

		11,128,606

Distribution/Wholesale — 0.2%
LKQ Corp.†	23,012	795,295

Diversified Banking Institutions — 5.4%
Bank of America Corp.	188,384	4,543,822
BNP Paribas SA	6,643	515,642
Citigroup, Inc.	79,474	5,439,995
Goldman Sachs Group, Inc.	19,263	4,340,532
JPMorgan Chase & Co.	117,239	10,762,540
Morgan Stanley	54,549	2,558,348
UBS Group AG	53,503	930,679

		29,091,558

Diversified Manufacturing Operations — 1.6%
3M Co.	19,510	3,924,827
Eaton Corp. PLC	22,608	1,769,076
Illinois Tool Works, Inc.	16,609	2,337,052
Ingersoll-Rand PLC	7,199	632,648

		8,663,603

Electric-Distribution — 0.4%
PPL Corp.	49,525	1,898,293

Electric-Generation — 0.1%
Engie SA	39,549	636,961

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	15,159	1,069,316
Duke Energy Corp.	23,369	1,989,169
Exelon Corp.	68,104	2,611,107
FirstEnergy Corp.	17,307	552,267
Public Service Enterprise Group, Inc.	13,058	587,218
SSE PLC	22,242	404,683
WEC Energy Group, Inc.	8,936	562,700
Xcel Energy, Inc.	9,930	469,788

		8,246,248

Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	3,108	766,619
Intel Corp.	23,176	822,053
Texas Instruments, Inc.	30,119	2,451,084

		4,039,756

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,441	241,944

Enterprise Software/Service — 0.2%
CA, Inc.	8,170	253,597
Oracle Corp.	20,602	1,028,658

		1,282,255

Finance-Credit Card — 0.5%
American Express Co.	12,542	1,068,955
Discover Financial Services	18,940	1,154,203

Security Description	Shares	Value (Note 2)
Finance-Credit Card (continued)
Visa, Inc., Class A	6,660	$663,070

		2,886,228

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	13,395	574,645

Finance-Other Services — 0.2%
Nasdaq, Inc.	16,653	1,238,484

Fisheries — 0.2%
Marine Harvest ASA	64,930	1,209,771

Food-Catering — 0.1%
Aramark	19,529	778,426

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,676	448,104

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	42,781	2,710,591

Food-Misc./Diversified — 1.2%
Danone SA	14,302	1,068,159
General Mills, Inc.	38,671	2,152,428
Mondelez International, Inc., Class A	14,557	640,799
Nestle SA	32,731	2,765,523

		6,626,909

Food-Retail — 0.2%
Kroger Co.	36,016	883,112

Gas-Distribution — 0.1%
Sempra Energy	6,068	685,745

Home Decoration Products — 0.1%
Newell Brands, Inc.	14,831	781,890

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	5,161	537,725

Instruments-Controls — 0.8%
Honeywell International, Inc.	31,946	4,348,490

Insurance Brokers — 0.6%
Aon PLC	23,964	3,311,106

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	32,572	3,688,128

Insurance-Multi-line — 2.0%
Chubb, Ltd.	30,341	4,443,743
MetLife, Inc.	90,566	4,981,130
Zurich Insurance Group AG	4,852	1,479,259

		10,904,132

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	24,058	3,081,589

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	21,079	3,567,621

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	4,616	1,968,862
Franklin Resources, Inc.	23,518	1,053,136
T. Rowe Price Group, Inc.	12,854	1,063,283

		4,085,281

Machinery-Farming — 0.1%
Deere & Co.	5,914	758,648

Medical Instruments — 0.8%
Medtronic PLC	50,112	4,207,905

143

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc.	7,919	$960,733

Medical-Biomedical/Gene — 0.4%
Biogen, Inc.†	2,316	670,690
Celgene Corp.†	7,219	977,525
Gilead Sciences, Inc.	6,490	493,824

		2,142,039

Medical-Drugs — 3.9%
Allergan PLC	2,104	530,902
Bayer AG	18,831	2,388,603
Eli Lilly & Co.	31,766	2,625,777
Johnson & Johnson	48,956	6,497,440
Merck & Co., Inc.	54,585	3,486,890
Novartis AG	3,118	265,705
Pfizer, Inc.	149,898	4,970,618
Roche Holding AG	889	225,158

		20,991,093

Medical-HMO — 0.4%
Cigna Corp.	7,823	1,357,760
Humana, Inc.	2,374	548,869
UnitedHealth Group, Inc.	918	176,081

		2,082,710

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.†	4,464	358,638

Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	10,111	1,636,668

Metal-Diversified — 0.3%
Rio Tinto PLC	33,787	1,569,166

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,669	178,570

Multimedia — 0.7%
Time Warner, Inc.	26,417	2,705,629
Twenty-First Century Fox, Inc., Class A	20,592	599,227
Walt Disney Co.	2,395	263,283

		3,568,139

Networking Products — 0.6%
Cisco Systems, Inc.	93,650	2,945,292

Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	14,969	683,634
Canadian Natural Resources, Ltd.	11,630	355,878
EOG Resources, Inc.	19,307	1,836,868
EQT Corp.	10,603	675,411
Hess Corp.	13,011	579,510
Noble Energy, Inc.	19,811	572,736
Occidental Petroleum Corp.	18,325	1,134,867

		5,838,904

Oil Companies-Integrated — 1.4%
BP PLC	261,683	1,539,190
Chevron Corp.	18,313	1,999,597
Eni SpA	55,990	886,177
Exxon Mobil Corp.	28,986	2,320,039
Galp Energia SGPS SA	35,560	569,979

		7,314,982

Oil-Field Services — 0.4%
Schlumberger, Ltd.	33,636	2,307,430

Security Description	Shares	Value (Note 2)
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	8,377	$524,735

Pipelines — 1.0%
Enterprise Products Partners LP	81,807	2,225,150
Plains All American Pipeline LP	31,983	843,392
Plains GP Holdings LP, Class A	20,679	565,364
Williams Partners LP	35,885	1,486,715

		5,120,621

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	30,276	617,298

Private Equity — 0.2%
Apollo Global Management LLC, Class A	23,435	658,523
Blackstone Group LP	20,082	671,743

		1,330,266

Real Estate Investment Trusts — 1.1%
Annaly Capital Management, Inc.	38,391	461,844
LaSalle Hotel Properties	12,149	358,881
Medical Properties Trust, Inc.	147,907	1,919,833
Public Storage	2,049	421,213
Starwood Property Trust, Inc.	58,272	1,284,315
STORE Capital Corp.	37,126	868,377
Washington Prime Group, Inc.	72,587	654,735

		5,969,198

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	4,332	551,117

Retail-Apparel/Shoe — 0.4%
Gap, Inc.	51,353	1,223,742
Ross Stores, Inc.	18,553	1,026,352

		2,250,094

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc.	1,964	219,988

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	14,261	1,015,526

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	30,345	1,770,327

Retail-Discount — 0.2%
Target Corp.	4,919	278,760
Wal-Mart Stores, Inc.	6,744	539,452

		818,212

Retail-Drug Store — 0.8%
CVS Health Corp.	52,114	4,165,472

Retail-Restaurants — 0.1%
Starbucks Corp.	7,741	417,859

Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products, Inc.	15,623	709,909
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,587	1,962,949

		2,672,858

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	6,122	595,221

Telephone-Integrated — 0.5%
TDC A/S	74,469	459,337
Verizon Communications, Inc.	49,132	2,377,989

		2,837,326

144

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	2,541	$639,809

Tobacco — 2.5%
Altria Group, Inc.	54,286	3,526,962
Japan Tobacco, Inc.	8,900	309,516
Philip Morris International, Inc.	82,841	9,668,373

		13,504,851

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	8,465	1,190,941

Transport-Rail — 0.9%
Canadian National Railway Co.	7,957	628,762
Union Pacific Corp.	39,167	4,032,634

		4,661,396

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	18,933	2,088,121

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	812	767,746

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,051	548,705

Total Common Stocks (cost $240,264,319)		323,141,997

CONVERTIBLE PREFERRED SECURITIES — 0.6%
Medical-Drugs — 0.6%
Allergan PLC 5.50% (cost $2,896,672)	3,264	2,918,049

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(1)	593,000	718,271

Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	578,850

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC VRS 6.00% due 05/22/2027(1)	306,000	320,948

Total Preferred Securities/Capital Securities (cost $1,482,083)		1,618,069

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	636,504
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.83% due 12/28/2040*(2)	352,265	274,813
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(3)	936,324	971,160
Cent CLO LP FRS Series 2014-21A, Class A1BR 2.53% due 07/27/2026*(4)	590,176	590,382

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Cent CLO LP FRS Series 2013-17A, Class A1 2.61% due 01/30/2025*(4)	$409,656	$412,412
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 2.23% due 06/15/2028*(2)	665,790	668,634
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	821,121	861,151
Credit Suisse Commercial Mtg. Trust VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	59,540	59,454
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(3)	467,518	482,566
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 2.40% due 07/15/2025*(4)	644,064	647,104
Dryden Senior Loan Fund FRS Series 2014-34A, Class AR 2.46% due 10/15/2026*(4)	882,000	883,733
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	349,953
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	270,670
Fortress Credit BSL, Ltd. FRS Series 2013-1A, Class A 2.49% due 01/19/2025*(4)	254,554	254,605
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	109,149	110,702
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	879,375	903,750
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(3)	431,816	444,206
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.46% due 04/25/2025*(4)	565,113	565,430
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	635,131	646,814
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	1,010,000	1,047,383
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	166,564	170,936
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(3)	294,880	305,303
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.05% due 11/15/2030*(3)(5)	285,147	534
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 3.10% due 04/18/2025*(2)(4)	905,390	904,476

145

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	$217,329	$205,016
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(3)	893,749	927,152

Total Asset Backed Securities (cost $14,203,121)		13,594,843

U.S. CORPORATE BONDS & NOTES — 8.1%
Applications Software — 0.2%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	898,000	971,921

Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	279,737
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	490,376

		770,113

Banks-Commercial — 0.0%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	250,000	250,883

Banks-Super Regional — 0.1%
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,759

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,020,329

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	482,497
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	468,000	510,916
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*(2)	193,000	191,785
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*(2)	79,000	78,995
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	973,713

		2,237,906

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	255,820

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	$454,000	$488,564

		744,384

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	263,785

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	758,778
Apple, Inc. Senior Notes 3.35% due 02/09/2027	470,000	482,947
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	228,309

		1,470,034

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	134,848

Diagnostic Equipment — 0.2%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	516,492
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	516,940

		1,033,432

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	851,497
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,364,889
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	506,042
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	463,758
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	706,000	720,367
JPMorgan Chase & Co. FRS Senior Notes 3.78% due 02/01/2028	691,000	709,405
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	827,937
Morgan Stanley Senior Notes 3.63% due 01/20/2027	690,000	697,925
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	694,054

146

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.00% due 07/23/2025	$248,000	$260,201
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,310,424

		8,406,499

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. FRS Senior Notes 1.92% due 01/09/2020	399,000	403,608

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	434,668
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	79,340
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	715,825
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	220,280
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	549,225
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	203,036
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	687,475
Southern Co. Senior Notes 3.25% due 07/01/2026	804,000	800,245

		3,690,094

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	598,324

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	765,398

Finance-Investment Banker/Broker — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	528,693

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	192,011
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	555,120

		747,131

Security Description	Principal Amount	Value (Note 2)
Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	$150,000	$151,018

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	570,000	604,487

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	621,552

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	322,539

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	249,667

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	664,562

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	136,243
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	447,560

		583,803

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	325,000	330,091
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	778,458

		1,108,549

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	328,281
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,234,273
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	200,819

		1,763,373

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	873,886

147

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	$427,000	$444,747

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 1.35% due 11/15/2017	1,056,000	1,056,633

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	538,238
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	595,988

		1,134,226

Pipelines — 0.6%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	602,185
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	536,683
Kinder Morgan Energy Partners LP Company Guar. Notes 7.40% due 03/15/2031	110,000	135,819
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	543,560
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	404,000	404,531
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	678,000	726,077

		2,948,855

Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	414,000	414,256

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	927,984

Retail-Apparel/Shoe — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	357,000	359,398

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	227,022

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	685,000	718,392

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	$523,000	$529,264
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	847,000	847,748
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	515,211
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	596,060
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	637,000	670,253

		3,158,536

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	811,000	985,392

Total U.S. Corporate Bonds & Notes (cost $41,337,850)		43,629,018

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.5%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	429,319
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	567,936
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bonds 4.10% due 09/09/2023*	530,000	568,393
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	271,800
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	748,386

		2,585,834

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	891,586

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	650,274

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	711,636
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*(2)	523,000	553,935
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	524,000	556,526

		1,822,097

148

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	$256,000	$264,775

Electric-Distribution — 0.2%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(2)	561,000	566,852
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	394,000	394,140

		960,992

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	400,000	426,316

Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	677,105

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,105,190

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	930,000	918,373

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	299,385

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	207,796
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	575,651
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	569,000	549,990

		1,333,437

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	801,714
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	59,661

		861,375

Security Description	Principal Amount	Value (Note 2)
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	$650,000	$686,510

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(2)	517,000	528,015

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	711,513

Total Foreign Corporate Bonds & Notes (cost $14,142,645)		14,722,777

U.S. GOVERNMENT AGENCIES — 10.9%
Federal Home Loan Mtg. Corp. — 3.7%
3.00% due 03/01/2043	374,660	377,525
3.00% due 04/01/2043	859,213	866,092
3.00% due 05/01/2043	752,269	758,611
3.00% due 05/01/2046	389,777	392,097
3.00% due 10/01/2046	690,895	694,138
3.00% due 11/01/2046	912,066	916,347
3.50% due 02/01/2042	395,719	410,048
3.50% due 04/01/2042	244,078	253,936
3.50% due 12/01/2042	604,808	626,852
3.50% due 04/01/2043	170,558	176,773
3.50% due 07/01/2043	31,692	32,812
3.50% due 08/01/2043	400,021	414,167
3.50% due 12/01/2045	476,137	490,941
3.50% due 11/01/2046	284,379	293,221
3.50% due 12/01/2046	1,228,554	1,266,753
3.50% due 01/01/2047	1,067,287	1,100,471
4.00% due 11/01/2040	469,858	496,836
4.00% due 01/01/2041	958,799	1,013,828
4.00% due 04/01/2044	331,749	349,593
4.50% due 08/01/2018	9,955	10,171
4.50% due 11/01/2018	22,766	23,262
4.50% due 01/01/2019	6,727	6,873
4.50% due 03/01/2019	2,067	2,112
4.50% due 08/01/2019	1,870	1,920
4.50% due 02/01/2020	3,586	3,664
4.50% due 08/01/2024	140,279	149,036
4.50% due 04/01/2035	26,340	28,359
4.50% due 07/01/2039	203,686	219,196
4.50% due 09/01/2039	89,363	96,194
4.50% due 10/01/2039	51,317	55,233
4.50% due 12/01/2039	80,658	86,824
4.50% due 05/01/2042	139,855	150,477
5.00% due 03/01/2018	3,849	3,942
5.00% due 05/01/2018	5,943	6,087
5.00% due 09/01/2018	6,824	6,990
5.00% due 02/01/2019	13,826	14,162
5.00% due 09/01/2033	112,298	123,086
5.00% due 03/01/2034	41,337	45,394
5.00% due 04/01/2034	19,888	21,799
5.00% due 08/01/2035	28,572	31,283
5.00% due 10/01/2035	64,145	70,743
5.00% due 11/01/2035	198,344	217,309
5.00% due 12/01/2036	35,548	38,951
5.00% due 07/01/2039	275,380	302,748
5.50% due 01/01/2019	9,526	9,565
5.50% due 04/01/2019	1,968	1,989

149

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 06/01/2019	$1,236	$1,242
5.50% due 07/01/2019	1,680	1,688
5.50% due 12/01/2033	79,517	90,720
5.50% due 01/01/2034	113,715	127,111
5.50% due 04/01/2034	18,062	20,048
5.50% due 11/01/2034	14,549	16,309
5.50% due 05/01/2035	18,495	20,520
5.50% due 09/01/2035	22,729	25,104
5.50% due 10/01/2035	19,126	21,169
6.00% due 10/01/2017	5	5
6.00% due 08/01/2019	13,505	13,812
6.00% due 09/01/2019	2,036	2,054
6.00% due 11/01/2019	4,174	4,203
6.00% due 05/01/2021	4,727	4,893
6.00% due 10/01/2021	30,481	31,717
6.00% due 04/01/2034	57,959	65,906
6.00% due 07/01/2034	53,347	60,462
6.00% due 08/01/2034	128,823	146,803
6.00% due 09/01/2034	5,188	5,831
6.00% due 07/01/2035	38,089	43,222
6.00% due 08/01/2035	32,357	36,717
6.00% due 11/01/2035	52,533	59,654
6.00% due 03/01/2036	14,966	16,820
6.00% due 07/01/2036	14,743	16,569
6.00% due 10/01/2036	29,637	33,613
6.00% due 01/01/2037	44,951	51,259
6.00% due 03/01/2037	8,381	9,419
6.00% due 05/01/2037	63,008	71,799
6.00% due 06/01/2037	33,000	37,290
6.50% due 05/01/2034	12,280	13,604
6.50% due 06/01/2034	35,779	39,635
6.50% due 08/01/2034	40,640	45,020
6.50% due 10/01/2034	33,068	37,747
6.50% due 11/01/2034	1,405	1,556
6.50% due 05/01/2037	42,503	49,007
6.50% due 07/01/2037	25,191	28,094
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K726, Class X1 0.88% due 07/25/2049 VRS(3)(5)	1,233,432	60,829
Series K712, Class A2 1.87% due 11/25/2019(3)	225,000	225,516
Series K704, Class A2 2.41% due 08/25/2018(3)	271,634	273,363
Series K503, Class A2 2.46% due 08/25/2019(3)	200,000	202,387
Series K026, Class A2 2.51% due 11/25/2022(3)	308,000	311,365
Series K042, Class A2 2.67% due 12/25/2024(3)	320,000	322,771
Series K055, Class A2 2.67% due 03/25/2026(3)	232,000	231,593
Series K025, Class A2 2.68% due 10/25/2022(3)	200,000	204,241
Series K720, Class A2 2.72% due 06/25/2022(3)	218,832	224,261
Series K718, Class A2 2.79% due 01/25/2022(3)	299,000	308,343
Series K033, Class A2 3.06% due 07/25/2023 VRS(3)	135,000	139,998

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K028, Class A2 3.11% due 02/25/2023(3)	$439,000	$456,419
Series K702, Class A2 3.15% due 02/25/2018(3)	64,952	65,325
Series K041, Class A2 3.17% due 10/25/2024(3)	267,000	278,253
Series K064, Class A2 3.22% due 03/25/2027 VRS(3)	191,000	197,277
Series K030, Class A2 3.25% due 04/25/2023 VRS(3)	507,000	531,190
Series K060, Class A2 3.27% due 10/25/2026(3)	193,000	200,736
Series K029, Class A2 3.32% due 02/25/2023 VRS(3)	118,000	123,956
Series K035, Class A2 3.46% due 08/25/2023 VRS(3)	523,000	553,490
Series K003, Class A5 5.09% due 03/25/2019(3)	793,000	827,382

		19,647,727

Federal National Mtg. Assoc. — 6.2%
2.28% due 11/01/2026	98,846	95,660
2.41% due 05/01/2023	101,819	102,918
2.55% due 05/01/2023	93,291	94,965
2.58% due 09/25/2018(3)	307,170	308,220
2.59% due 05/01/2023	95,576	97,485
2.60% due 12/25/2026 VRS(3)	316,000	309,569
2.70% due 07/01/2025	75,000	75,247
3.00% due 04/01/2027	201,514	207,823
3.00% due 12/01/2031	907,186	934,834
3.00% due 09/01/2046	145,943	146,587
3.00% due 10/01/2046	553,155	555,601
3.00% due 11/01/2046	695,514	698,590
3.50% due 11/01/2041	33,447	34,633
3.50% due 01/01/2042	460,529	477,007
3.50% due 01/01/2043	159,494	164,794
3.50% due 04/01/2043	527,880	545,075
3.50% due 05/01/2043	752,749	776,978
3.50% due 07/01/2043	840,253	867,039
3.50% due 08/01/2043	271,974	280,959
3.50% due 09/01/2043	1,097,818	1,132,780
3.50% due 02/01/2045	793,863	821,890
3.50% due 09/01/2045	950,456	979,200
3.50% due 10/01/2045	645,436	667,629
3.50% due 01/01/2046	202,081	209,176
3.50% due 05/01/2046	300,200	310,102
3.50% due 07/01/2046	820,971	848,786
3.50% due 10/01/2046	262,921	270,873
3.50% due 12/01/2046	668,905	689,134
3.50% due 01/01/2047	103,178	106,298
3.80% due 02/01/2018	81,139	81,219
3.83% due 07/01/2018	65,044	65,980
4.00% due 09/01/2040	823,646	870,963
4.00% due 11/01/2040	191,170	202,125
4.00% due 12/01/2040	466,825	493,515
4.00% due 02/01/2041	513,366	542,864
4.00% due 06/01/2041	530,318	560,603
4.00% due 11/01/2041	175,792	185,710
4.00% due 01/01/2042	1,158,450	1,223,910
4.00% due 04/01/2042	155,495	164,269
4.00% due 10/01/2042	136,353	144,064
4.00% due 12/01/2042	159,791	168,818

150

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2043	$242,809	$257,068
4.00% due 04/01/2043	39,614	41,849
4.00% due 05/01/2043	490,705	519,838
4.00% due 06/01/2043	223,514	236,125
4.00% due 07/01/2043	221,972	233,726
4.00% due 01/01/2044	95,743	101,760
4.00% due 04/01/2044	104,434	110,315
4.00% due 05/01/2044	384,012	405,569
4.00% due 11/01/2044	197,419	208,018
4.00% due 02/01/2045	293,423	312,278
4.00% due 06/01/2047	761,978	802,380
4.00% due 07/01/2047	1,120,856	1,180,228
4.00% due August 30 TBA	1,516,400	1,596,426
4.50% due 04/01/2018	2,935	3,002
4.50% due 06/01/2018	6,430	6,578
4.50% due 07/01/2018	2,180	2,230
4.50% due 03/01/2019	8,100	8,286
4.50% due 04/01/2020	21,614	22,180
4.50% due 07/01/2020	6,014	6,171
4.50% due 08/01/2033	117,684	126,739
4.50% due 03/01/2034	355,403	383,230
4.50% due 01/01/2040	111,762	120,755
4.50% due 02/01/2041	223,055	241,439
4.50% due 04/01/2041	316,943	343,234
4.50% due 01/01/2043	238,020	257,560
4.50% due 04/01/2044	1,381,895	1,495,318
4.50% due 06/01/2044	155,026	167,759
4.60% due 09/01/2019	78,501	82,623
5.00% due 02/01/2018	9,235	9,445
5.00% due 12/01/2018	19,996	20,452
5.00% due 07/01/2019	10,805	11,071
5.00% due 11/01/2019	16,246	16,616
5.00% due 03/01/2020	9,156	9,364
5.00% due 07/01/2020	8,189	8,376
5.00% due 08/01/2020	8,877	9,209
5.00% due 12/01/2020	23,102	23,777
5.00% due 03/01/2026	52,455	60,101
5.00% due 11/01/2033	61,610	67,655
5.00% due 03/01/2034	48,218	52,801
5.00% due 05/01/2034	19,017	20,890
5.00% due 08/01/2034	19,474	21,400
5.00% due 09/01/2034	54,460	59,831
5.00% due 06/01/2035	82,432	90,366
5.00% due 07/01/2035	175,735	193,007
5.00% due 08/01/2035	39,691	43,627
5.00% due 09/01/2035	29,365	32,263
5.00% due 10/01/2035	150,210	165,138
5.00% due 10/01/2039	63,033	69,387
5.00% due 11/01/2039	89,336	98,630
5.00% due 11/01/2040	60,975	67,227
5.00% due 01/01/2041	15,893	17,423
5.00% due 03/01/2041	40,362	44,548
5.37% due 05/01/2018	483,696	488,833
5.50% due 11/01/2017	1,028	1,029
5.50% due 01/01/2018	689	689
5.50% due 02/01/2018	2,444	2,452
5.50% due 07/01/2019	25,353	25,870
5.50% due 08/01/2019	5,111	5,205
5.50% due 09/01/2019	26,533	27,156
5.50% due 01/01/2021	23,769	24,548
5.50% due 03/01/2021	8,416	8,708
5.50% due 05/01/2022	14,415	15,165

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 02/01/2033	$49,935	$55,708
5.50% due 06/01/2033	73,849	82,764
5.50% due 07/01/2033	247,724	277,191
5.50% due 11/01/2033	81,528	91,195
5.50% due 12/01/2033	8,069	8,921
5.50% due 01/01/2034	67,818	75,500
5.50% due 02/01/2034	125,874	140,549
5.50% due 03/01/2034	23,856	26,991
5.50% due 04/01/2034	29,837	33,066
5.50% due 05/01/2034	159,821	179,618
5.50% due 06/01/2034	14,027	15,671
5.50% due 07/01/2034	174,120	194,340
5.50% due 09/01/2034	235,209	261,163
5.50% due 10/01/2034	339,240	378,937
5.50% due 11/01/2034	366,890	410,198
5.50% due 12/01/2034	140,593	157,184
5.50% due 01/01/2035	267,675	299,384
5.50% due 04/01/2035	34,339	38,391
5.50% due 09/01/2035	127,492	143,291
5.50% due 06/01/2036	64,057	70,805
5.50% due 03/01/2037	39,930	44,932
6.00% due 08/01/2017	1	1
6.00% due 03/01/2018	254	255
6.00% due 11/01/2018	3,312	3,347
6.00% due 01/01/2021	17,658	18,299
6.00% due 05/01/2021	6,359	6,639
6.00% due 07/01/2021	33,988	35,535
6.00% due 04/01/2034	82,410	94,259
6.00% due 05/01/2034	74,043	83,276
6.00% due 06/01/2034	219,658	251,563
6.00% due 07/01/2034	107,402	122,298
6.00% due 08/01/2034	48,244	54,398
6.00% due 10/01/2034	127,644	145,486
6.00% due 11/01/2034	14,833	16,694
6.00% due 12/01/2034	4,320	4,859
6.00% due 08/01/2035	28,197	31,883
6.00% due 09/01/2035	58,832	66,817
6.00% due 10/01/2035	45,019	51,428
6.00% due 11/01/2035	7,879	8,862
6.00% due 12/01/2035	117,063	133,737
6.00% due 02/01/2036	83,597	94,298
6.00% due 03/01/2036	11,504	13,130
6.00% due 04/01/2036	27,465	31,385
6.00% due 06/01/2036	7,053	7,975
6.00% due 12/01/2036	20,682	23,591
6.00% due 07/01/2037	38,886	44,022
6.50% due 06/01/2031	25,803	29,320
6.50% due 07/01/2031	740	819
6.50% due 09/01/2031	22,134	24,565
6.50% due 02/01/2032	14,311	15,842
6.50% due 07/01/2032	76,538	86,979
6.50% due 08/01/2032	50,718	58,642
6.50% due 01/01/2033	35,595	40,004
6.50% due 04/01/2034	12,556	14,511
6.50% due 06/01/2034	13,214	14,741
6.50% due 08/01/2034	26,356	29,175
6.50% due 05/01/2036	42,492	48,756
6.50% due 01/01/2037	11,416	12,637
6.50% due 02/01/2037	60,976	67,869
6.50% due 05/01/2037	48,721	55,931
6.50% due 07/01/2037	35,916	41,136

		33,469,598

151

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 0.9%
3.50% due 12/15/2041	$222,185	$231,741
3.50% due 02/15/2042	88,482	92,441
3.50% due 06/20/2043	488,084	509,262
3.50% due 07/20/2043	629,672	656,994
4.00% due 01/20/2041	598,465	635,816
4.00% due 02/20/2041	149,392	158,525
4.00% due 04/20/2041	113,439	120,397
4.00% due 02/20/2042	161,201	170,600
4.50% due 07/20/2033	9,874	10,573
4.50% due 09/20/2033	70,267	75,237
4.50% due 12/20/2034	28,085	30,037
4.50% due 11/15/2039	182,284	196,038
4.50% due 03/15/2040	195,531	213,916
4.50% due 04/15/2040	223,215	239,940
4.50% due 06/15/2040	90,450	98,174
4.50% due 01/20/2041	143,679	153,872
5.00% due 07/20/2033	15,579	17,362
5.00% due 06/15/2034	73,083	80,464
5.00% due 10/15/2034	31,732	34,930
5.50% due 11/15/2032	99,769	111,528
5.50% due 05/15/2033	272,017	306,441
5.50% due 12/15/2033	82,193	92,566
5.50% due 10/15/2035	2,494	2,776
6.00% due 09/15/2032	66,055	75,306
6.00% due 04/15/2033	100,526	114,365
6.00% due 02/15/2034	98,666	112,386
6.00% due 07/15/2034	46,139	52,788
6.00% due 09/15/2034	23,768	26,790
6.00% due 01/20/2035	20,408	23,411
6.00% due 02/20/2035	28,037	32,748
6.00% due 04/20/2035	16,790	19,170
6.00% due 01/15/2038	109,178	124,166
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(3)(5)	1,528,234	98,094

		4,918,854

Small Business Administration — 0.1%
Small Business Administration
Series 2003-20G, Class 1 4.35% due 07/01/2023	12,211	12,685
Series 2004-20D, Class 1 4.77% due 04/01/2024	46,833	49,146
Series 2005-20C, Class 1 4.95% due 03/01/2025	121,817	128,709
Series 2004-20I, Class 1 4.99% due 09/01/2024	73,381	77,533
Series 2004-20E, Class 1 5.18% due 05/01/2024	69,929	73,927
Series 2004-20F, Class 1 5.52% due 06/01/2024	74,621	79,301

		421,301

Sovereign Agency — 0.0%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	259,296

Total U.S. Government Agencies (cost $57,581,948)		58,716,776

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 12.7%
United States Treasury Bonds — 2.8%
United States Treasury Bonds 2.50% due 02/15/2045	$4,616,000	$4,263,670
2.88% due 05/15/2043	4,855,200	4,853,685
4.50% due 08/15/2039	3,761,400	4,837,661
5.00% due 05/15/2037	16,000	21,809
5.25% due 02/15/2029	1,000	1,290
6.00% due 02/15/2026	170,000	220,389
6.25% due 08/15/2023	128,000	159,235
6.75% due 08/15/2026	377,000	516,725
8.00% due 11/15/2021	318,000	400,096

		15,274,560

United States Treasury Notes — 9.9%
United States Treasury Notes 1.00% due 06/30/2019	16,528,000	16,423,411
1.38% due 02/29/2020	497,000	496,146
1.75% due 11/30/2021	11,215,000	11,211,052
2.00% due 11/15/2026	1,150,000	1,123,451
2.50% due 08/15/2023	8,400,000	8,644,121
3.13% due 05/15/2019	3,511,000	3,621,677
3.13% due 05/15/2021	7,914,000	8,337,834
3.50% due 05/15/2020	1,809,000	1,909,273
3.75% due 11/15/2018	1,291,000	1,331,042

		53,098,007

Total U.S. Government Treasuries (cost $67,164,777)		68,372,567

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	1,022,004

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
United Mexican States Senior Bonds 4.75% due 03/08/2044 (cost $837,761)	849,000	859,188

Total Long-Term Investment Securities (cost $440,613,793)		528,595,288

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Certificates of Deposit — 2.2%
General Electric Co. 1.09% due 08/01/2017 (cost $11,556,000)	11,556,000	11,556,000

TOTAL INVESTMENTS (cost $452,169,793)(6)	100.4%	540,151,288
Liabilities in excess of other assets	(0.4)	(2,150,695)

NET ASSETS	100.0%	$538,000,593

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $18,991,685 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

152

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $3,767,505 representing 0.7% of net assets.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Loan Obligation
(5)	Interest Only
(6)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

IO — Interest only

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of July 31, 2017, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$323,141,997	$—	$—	$323,141,997
Convertible Preferred Securities	2,918,049	—	—	2,918,049
Preferred Securities/Capital Securities	—	1,618,069	—	1,618,069
Asset Backed Securities	—	13,594,843	—	13,594,843
U.S. Corporate Bonds & Notes	—	43,629,018	—	43,629,018
Foreign Corporate Bonds & Notes	—	14,722,777	—	14,722,777
U.S. Government Agencies	—	58,716,776	—	58,716,776
U.S. Government Treasuries	—	68,372,567	—	68,372,567
Municipal Bonds & Notes	—	1,022,004	—	1,022,004
Foreign Government Obligations	—	859,188	—	859,188
Short-Term Investment Securities	—	11,556,000	—	11,556,000

Total Investments at Value	$326,060,046	$214,091,242	$—	$540,151,288

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

153

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.4%
Domestic Fixed Income Investment Companies	23.4
United States Treasury Notes	13.5
International Equity Investment Companies	12.0
Registered Investment Companies	5.6
United States Treasury Bonds	0.8
Options Purchased	0.4
International Fixed Income Investment Companies	0.3

100.4%

*	Calculated as a percentage of net assets

154

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.1%
Domestic Equity Investment Companies — 44.4%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	3,698,493	$171,993,399
Anchor Series Trust Growth and Income Portfolio, Class 1	12,710,255	181,470,947
Anchor Series Trust Growth Portfolio, Class 1	3,984,770	117,296,123
Seasons Series Trust Large Cap Growth Portfolio, Class 1	11,897,344	174,454,684
Seasons Series Trust Large Cap Value Portfolio, Class 1	21,068,949	374,167,663
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,323,235	97,900,030
Seasons Series Trust Mid Cap Value Portfolio, Class 1	7,283,884	135,005,034
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	7,829,542	77,056,232
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,997,497	175,182,755
Seasons Series Trust Small Cap Portfolio, Class 1	6,996,510	100,551,045
Seasons Series Trust Stock Portfolio, Class 1	12,771,750	351,865,252
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,373,700	27,799,038
SunAmerica Series Trust Blue Chip Growth, Class 1	33,362,258	406,483,389
SunAmerica Series Trust Capital Growth Portfolio, Class 1	12,207,500	192,458,191
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	1,138,536	28,774,610
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	10,836,230	95,063,638
SunAmerica Series Trust Growth-Income Portfolio, Class 1	12,298,426	429,529,820
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	4,855,005	85,949,623
SunAmerica Series Trust Real Estate Portfolio, Class 1	1,954,744	30,863,454
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	3,743,771	51,374,939
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	58,494,549	1,230,560,405
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	8,799,034	189,182,492
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,155,459	350,307,151
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	7,831,860	82,035,996
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	6,208,982	65,986,139
SunAmerica Series Trust Small Company Value Portfolio, Class 1	3,842,050	95,504,809

Total Domestic Equity Investment Companies (cost $4,620,526,244)		5,318,816,858

Security Description	Shares/ Principal Amount	Value (Note 2)
Domestic Fixed Income Investment Companies — 23.4%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	37,807,364	$575,141,200
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	55,078,323	655,858,238
Seasons Series Trust Real Return Portfolio, Class 1†	19,131,137	187,252,795
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	26,573,956	372,238,484
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	11,940,049	73,822,077
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	17,405,135	177,575,541
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	63,273,350	575,118,050
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	17,621,949	186,618,585

Total Domestic Fixed Income Investment Companies (cost $2,764,244,162)		2,803,624,970

International Equity Investment Companies — 12.0%
Seasons Series Trust International Equity Portfolio, Class 1	34,119,734	320,147,714
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	15,933,748	137,658,293
SunAmerica Series Trust Foreign Value Portfolio, Class 1	15,209,665	255,014,388
SunAmerica Series Trust Global Equities Portfolio, Class 1	13,502,134	292,106,005
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	27,440,680	286,693,588
SunAmerica Series Trust SA International Index Portfolio, Class 1†	13,598,733	151,392,655

Total International Equity Investment Companies (cost $1,280,143,477)		1,443,012,643

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust Global Bond Portfolio, Class 1 (cost $40,982,617)	3,673,187	42,175,638

Total Affiliated Registered Investment Companies (cost $8,705,896,500)		9,607,630,109

U.S. GOVERNMENT TREASURIES — 14.3%
United States Treasury Bonds — 0.8%
6.00% due 02/15/2026	$35,945,000	46,599,314
6.63% due 02/15/2027	10,955,000	15,053,714
6.75% due 08/15/2026	8,070,000	11,060,944
6.88% due 08/15/2025	9,580,000	12,928,507
7.63% due 02/15/2025	10,155,000	14,071,022

		99,713,501

United States Treasury Notes — 13.5%
1.50% due 08/15/2026(1)	127,563,100	119,610,306
1.63% due 02/15/2026	143,447,000	136,610,890
1.63% due 05/15/2026	141,466,500	134,404,209
2.00% due 02/15/2025	147,285,000	145,628,044
2.00% due 08/15/2025	146,390,000	144,216,987

155

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
2.00% due 11/15/2026	$173,762,200	$169,750,726
2.13% due 05/15/2025	146,385,000	145,807,511
2.25% due 11/15/2024	140,840,200	141,929,458
2.25% due 11/15/2025(1)	144,170,000	144,496,689
2.25% due 02/15/2027	195,213,000	194,580,119
2.38% due 08/15/2024(1)	128,003,000	130,268,013
2.38% due 05/15/2027	10,978,000	11,056,471

		1,618,359,423

Total U.S. Government Treasuries (cost $1,732,984,458)		1,718,072,924

OPTIONS - PURCHASED — 0.4%
Put Options - Purchased(4) (cost $47,270,892)	3,480,000	43,882,153

Total Long-Term Investment Securities (cost $10,486,151,850)		11,369,585,186

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Registered Investment Companies — 5.6%
AllianceBernstein Government STIF Portfolio 1.06%(3) (cost $671,118,300)	671,118,300	671,118,300

TOTAL INVESTMENTS (cost $11,157,270,150)(2)	100.4%	12,040,703,486
Liabilities in excess of other assets	(0.4)	(52,691,200)

NET ASSETS	100.0%	$11,988,012,286

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

(3)	The rate shown is the 7-day yield as of July 31, 2017.

(4)	Purchased Options:

Over the Counter Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2017	$2,300	3,480,000	$47,270,892	$43,882,153	$(3,388,739)

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2017	$2,550	3,480,000	$19,586,218	$25,576,876	$(5,990,658)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
64,700	Long	S&P 500 E-Mini Index	September 2017	$7,870,695,511	$7,983,980,000	$113,284,489

See Notes to Financial Statements

156

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) – (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,607,630,109	$—	$—	$9,607,630,109
U.S. Government Treasuries	—	1,718,072,924	—	1,718,072,924
Options-Purchased	—	43,882,153	—	43,882,153
Short-Term Investment Securities	671,118,300	—	—	671,118,300

Total Investments at Value	$10,278,748,409	$1,761,955,077	$—	$12,040,703,486

Other Financial Instruments:+
Futures Contracts	$113,284,489	$—	$—	$113,284,489

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options	$—	$5,990,658	$—	$5,990,658

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

157

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.1%
Domestic Fixed Income Investment Companies	15.0
United States Treasury Notes	13.4
International Equity Investment Companies	13.0
Registered Investment Companies	4.8
United States Treasury Bonds	1.0
International Fixed Income Investment Companies	0.7
Options-Purchased	0.4

100.4%

*	Calculated as a percentage of net assets

158

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.8%
Domestic Equity Investment Companies — 52.1%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	8,023,782	$117,655,366
Seasons Series Trust Large Cap Value Portfolio, Class 1	20,018,206	355,507,297
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,751,413	50,601,449
Seasons Series Trust Mid Cap Value Portfolio, Class 1	2,573,433	47,697,959
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,889,859	114,676,521
Seasons Series Trust Small Cap Portfolio, Class 1	8,956,054	128,712,824
SunAmerica Series Trust Capital Growth Portfolio, Class 1	6,618,738	104,348,176
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	10,648,772	154,361,191
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	12,217,328	273,243,169
SunAmerica Series Trust Growth- Income Portfolio, Class 1	7,663,135	267,639,545
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	3,024,681	53,546,841
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,270,295	51,634,689
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,286,816	185,632,806
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,172,316	112,146,874
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1†	25,990,382	546,764,373
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,842,200	254,611,695
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,650,289	315,516,268
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	4,818,530	50,472,417
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	4,663,379	49,560,201
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	4,335,945	83,824,199
SunAmerica Series Trust Small Company Value Portfolio, Class 1	1,477,736	36,733,241

Total Domestic Equity Investment Companies (cost $3,023,849,811)		3,354,887,101

Domestic Fixed Income Investment Companies — 15.0%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	8,444,026	128,453,999
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	10,767,296	128,214,138
Seasons Series Trust Real Return Portfolio, Class 1†	7,103,280	69,525,870
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	13,480,764	188,833,722
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,023,742	37,243,160
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	9,243,376	94,305,361
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,721,613	251,973,384

Security Description	Shares/ Principal Amount	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	6,608,976	$69,989,858

Total Domestic Fixed Income Investment Companies (cost $951,950,199)		968,539,492

International Equity Investment Companies — 13.0%
Seasons Series Trust International Equity Portfolio, Class 1	20,932,131	196,407,567
SunAmerica Series Trust Foreign Value Portfolio, Class 1	14,816,707	248,425,814
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,413,846	160,391,601
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	12,580,496	135,475,181
SunAmerica Series Trust SA International Index Portfolio, Class 1†	8,906,129	99,150,599

Total International Equity Investment Companies (cost $761,928,597)		839,850,762

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1 (cost $47,291,183)	4,126,256	47,377,798

Total Affiliated Registered Investment Companies (cost $4,785,019,790)		5,210,655,153

U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 1.0%
6.00% due 02/15/2026	19,927,000	25,833,482
6.63% due 02/15/2027	16,940,000	23,277,949
6.75% due 08/15/2026	4,375,000	5,996,484
6.88% due 08/15/2025	2,456,100	3,314,583
7.63% due 02/15/2025	2,636,100	3,652,646

		62,075,144

United States Treasury Notes — 13.4%
1.50% due 08/15/2026(1)	93,984,400	88,125,037
1.63% due 02/15/2026	75,747,000	72,137,201
1.63% due 05/15/2026	74,388,000	70,674,402
2.00% due 02/15/2025	79,220,000	78,328,775
2.00% due 08/15/2025	78,110,000	76,950,535
2.00% due 11/15/2026	74,714,800	72,989,934
2.13% due 05/15/2025(1)	78,105,000	77,796,876
2.25% due 11/15/2024(1)	74,745,000	75,323,078
2.25% due 11/15/2025	79,405,000	79,584,932
2.25% due 02/15/2027	110,761,000	110,401,913
2.38% due 08/15/2024	58,544,500	59,580,445
2.38% due 05/15/2027	3,104,000	3,126,187

		865,019,315

Total U.S. Government Treasuries (cost $934,736,332)		927,094,459

OPTIONS - PURCHASED — 0.4%
Put Options – Purchased(4) (cost $25,390,615)	1,870,000	23,580,352

Total Long-Term Investment Securities (cost $5,745,146,737)		6,161,329,964

159

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
AllianceBernstein Government STIF Portfolio 1.06%(2) (cost $310,656,393)	$310,656,393	$310,656,393

TOTAL INVESTMENTS (cost $6,055,803,130)(3)	100.4%	6,471,986,357
Liabilities in excess of other assets	(0.4)	(24,966,286)

NET ASSETS	100.0%	$6,447,020,071

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8.
†	Non-income producing security

STIF — Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2017.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Purchased Options:

Over the Counter Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2017	$2,300	1,870,000	$25,390,615	$23,580,352	$(1,810,263)

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2017	$2,550	1,870,000	$10,535,636	$13,743,896	$(3,208,260)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
30,300	Long	S&P 500 E-Mini Index	September 2017	$3,687,119,151	$3,739,020,000	$51,900,849

160

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,210,655,153	$—	$—	$5,210,655,153
U.S. Government Treasuries	—	927,094,459	—	927,094,459
Options - Purchased	—	23,580,352	—	23,580,352
Short-Term Investment Securities	310,656,393	—	—	310,656,393

Total Investments at Value	$5,521,311,546	$950,674,811	$—	$6,471,986,357

Other Financial Instruments:+
Futures Contracts	$51,900,849	$—	$—	$51,900,849

LIABILITIES
Other Financial Instruments:+
Over the Counter Written Call Options	$—	$3,208,260	$—	$3,208,260

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

161

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Time Deposits	32.1%
United States Treasury Notes	21.6
Medical-Drugs	3.3
Diversified Banking Institutions	1.7
Banks-Commercial	1.7
Oil Companies-Integrated	1.6
Chemicals-Diversified	1.1
Computers	1.1
Cosmetics & Toiletries	1.0
Beverages-Non-alcoholic	1.0
Tobacco	0.9
Insurance-Multi-line	0.9
Diversified Manufacturing Operations	0.9
Auto/Truck Parts & Equipment-Original	0.9
Insurance-Life/Health	0.9
Telephone-Integrated	0.9
Electric-Integrated	0.8
Food-Misc./Diversified	0.8
Auto-Cars/Light Trucks	0.8
Electronic Components-Semiconductors	0.7
Oil Refining & Marketing	0.7
Applications Software	0.6
Aerospace/Defense	0.6
Computer Services	0.5
Medical-Biomedical/Gene	0.5
Commercial Services-Finance	0.5
Investment Management/Advisor Services	0.5
Paper & Related Products	0.5
Web Portals/ISP	0.5
E-Commerce/Products	0.5
Retail-Apparel/Shoe	0.5
Cellular Telecom	0.4
Diversified Operations	0.4
Human Resources	0.4
Insurance-Property/Casualty	0.4
Cable/Satellite TV	0.4
Finance-Credit Card	0.4
Airlines	0.4
Insurance-Reinsurance	0.4
Electronic Components-Misc.	0.3
Retail-Discount	0.3
Transport-Services	0.3
Networking Products	0.3
Rubber-Tires	0.3
Internet Content-Entertainment	0.3
Apparel Manufacturers	0.3
Medical Products	0.3
Private Equity	0.3
Machinery-Electrical	0.3
Metal-Diversified	0.3
Real Estate Investment Trusts	0.2
Building & Construction-Misc.	0.2
Transport-Rail	0.2
Real Estate Operations & Development	0.2
Office Automation & Equipment	0.2
Tools-Hand Held	0.2
Enterprise Software/Service	0.2
Retail-Building Products	0.2
Public Thoroughfares	0.2
Athletic Footwear	0.2
Multimedia	0.2
Chemicals-Specialty	0.2
Audio/Video Products	0.2
Brewery	0.2

Machinery-Farming	0.2%
Banks-Super Regional	0.2
Medical-Hospitals	0.2
Options Purchased	0.2
Building & Construction Products-Misc.	0.2
Banks-Fiduciary	0.2
Food-Retail	0.2
Instruments-Controls	0.2
Medical-HMO	0.2
Import/Export	0.2
Industrial Automated/Robotic	0.2
Toys	0.2
Retail-Major Department Stores	0.1
Steel-Producers	0.1
Insurance Brokers	0.1
Diversified Minerals	0.1
Gas-Distribution	0.1
Machinery-Construction & Mining	0.1
Agricultural Chemicals	0.1
Oil Companies-Exploration & Production	0.1
Food-Catering	0.1
Office Supplies & Forms	0.1
Finance-Other Services	0.1
Retail-Consumer Electronics	0.1
Telecom Services	0.1
Electric-Distribution	0.1
Finance-Leasing Companies	0.1
Electric Products-Misc.	0.1
Broadcast Services/Program	0.1
Auto-Heavy Duty Trucks	0.1
Photo Equipment & Supplies	0.1
Cruise Lines	0.1
Hotels/Motels	0.1
Semiconductor Components-Integrated Circuits	0.1
E-Commerce/Services	0.1
Retail-Jewelry	0.1
Oil-Field Services	0.1
Computers-Integrated Systems	0.1
Retail-Restaurants	0.1
Machinery-General Industrial	0.1
Containers-Metal/Glass	0.1
Building-Residential/Commercial	0.1
Appliances	0.1
Electric-Generation	0.1
Chemicals-Plastics	0.1
Retail-Office Supplies	0.1
Finance-Investment Banker/Broker	0.1
Building Products-Air & Heating	0.1
Computer Aided Design	0.1
Software Tools	0.1
Oil Field Machinery & Equipment	0.1
Industrial Gases	0.1
Retail-Drug Store	0.1
Medical-Generic Drugs	0.1
Internet Security	0.1
Diversified Operations/Commercial Services	0.1
Building Products-Cement	0.1
Building Products-Doors & Windows	0.1
Gold Mining	0.1
Steel Pipe & Tube	0.1

97.1%

*	Calculated as a percentage of net assets

162

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Country Allocation*

United States	72.7%
Japan	5.3
United Kingdom	3.8
France	2.5
Switzerland	2.2
Australia	1.4
Germany	1.4
Italy	0.9
Spain	0.8
Netherlands	0.7
Ireland	0.7
Finland	0.6
Hong Kong	0.5
Singapore	0.5
Denmark	0.5
Sweden	0.4
Austria	0.3
Cayman Islands	0.3
Canada	0.3
Norway	0.2
Bermuda	0.2
Belgium	0.2
Jersey	0.2
Israel	0.1
Panama	0.1
Curacao	0.1
Luxembourg	0.1
British Virgin Islands	0.1

97.1%

*	Calculated as a percentage of net assets

163

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 43.2%
Australia — 1.4%
AGL Energy, Ltd.	68,406	$1,318,868
AMP, Ltd.	2,168	9,348
APA Group	11,383	78,497
Aristocrat Leisure, Ltd.	10,767	174,425
ASX, Ltd.	3,810	159,410
AusNet Services	10,957	14,332
Australia & New Zealand Banking Group, Ltd.	26,839	636,192
Bank of Queensland, Ltd.	2,009	19,367
Bendigo & Adelaide Bank, Ltd.	8,664	77,075
BHP Billiton, Ltd.	34,510	713,667
Brambles, Ltd.	38,650	285,701
Caltex Australia, Ltd.	225	5,605
Challenger, Ltd.	4,497	46,229
Commonwealth Bank of Australia	24,610	1,648,476
Dexus	18,710	140,400
Goodman Group	33,921	216,009
GPT Group	26,949	103,268
Insurance Australia Group, Ltd.	6,769	36,119
Macquarie Group, Ltd.	974	66,879
Medibank Private, Ltd.	61,032	132,806
Mirvac Group	56,585	98,231
Newcrest Mining, Ltd.	1,319	21,315
Origin Energy, Ltd.†	7,144	39,549
Ramsay Health Care, Ltd.	672	37,944
Rio Tinto, Ltd.	4,172	219,581
Scentre Group	78,654	259,873
South32, Ltd.	22,484	52,343
Stockland	46,163	155,108
Suncorp Group, Ltd.	39,293	449,197
Telstra Corp., Ltd.	63,607	208,631
Vicinity Centres	70,165	154,363
Wesfarmers, Ltd.	10,166	331,249
Westpac Banking Corp.	49,774	1,267,047

		9,177,104

Austria — 0.3%
ANDRITZ AG	6,802	416,863
OMV AG	7,091	401,417
voestalpine AG	20,273	1,028,605

		1,846,885

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	8,269	996,505
Groupe Bruxelles Lambert SA	2,717	278,764

		1,275,269

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	6,500	60,624
Hongkong Land Holdings, Ltd.	12,000	90,240
Invesco, Ltd.	9,474	329,411
Kerry Properties, Ltd.	6,500	22,802
XL Group, Ltd.	20,309	901,720

		1,404,797

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.†	8,763	319,324

Canada — 0.3%
Agnico Eagle Mines, Ltd.	4,379	204,453
Bank of Nova Scotia	2,958	184,277
Canadian Imperial Bank of Commerce	4,941	428,887
Canadian Utilities, Ltd., Class A	278	8,823
Fortis, Inc.	6,185	225,523

Security Description	Shares	Value (Note 2)
Canada (continued)
Hydro One, Ltd.*	5,751	$103,142
Industrial Alliance Insurance & Financial Services, Inc.	170	7,887
Intact Financial Corp.	2,046	158,937
National Bank of Canada	2,315	104,261
Royal Bank of Canada	1,572	117,274
Shaw Communications, Inc., Class B	7,375	164,211
Trisura Group, Ltd.†	11	227

		1,707,902

Cayman Islands — 0.3%
Cheung Kong Property Holdings, Ltd.	27,500	222,688
CK Hutchison Holdings, Ltd.	107,500	1,416,212
Melco Resorts & Entertainment Ltd. ADR	2,510	50,702
MGM China Holdings, Ltd.	10,000	19,691
Sands China, Ltd.	24,800	115,097

		1,824,390

Curacao — 0.1%
Schlumberger, Ltd.	4,999	342,931

Denmark — 0.5%
AP Moller - Maersk A/S, Series A	39	81,449
AP Moller - Maersk A/S, Series B	86	187,818
Coloplast A/S, Class B	4,723	405,972
Danske Bank A/S	6,311	255,665
DONG Energy A/S*	2,837	136,787
H. Lundbeck A/S	1,998	120,060
Novo Nordisk A/S, Class B	34,246	1,461,475
Pandora A/S	2,649	304,863
Vestas Wind Systems A/S	2,091	204,365

		3,158,454

Finland — 0.6%
Neste Oyj	28,903	1,253,309
Orion Oyj, Class B	12,294	621,877
Stora Enso Oyj, Class R	56,291	753,002
UPM-Kymmene Oyj	37,374	1,018,040

		3,646,228

France — 2.5%
AXA SA	19,328	571,097
BNP Paribas SA	11,085	860,438
Cie Generale des Etablissements Michelin	5,318	719,885
CNP Assurances	67,374	1,627,050
Dassault Aviation SA	635	951,932
Eiffage SA	14,705	1,424,827
Engie SA	24,825	399,822
Eurazeo SA	21,758	1,775,954
Hermes International	2,569	1,301,626
LVMH Moet Hennessy Louis Vuitton SE	524	131,940
Orange SA	17,333	291,777
Safran SA	1,878	177,699
Sanofi	10,333	987,384
Societe Generale SA	3,852	226,176
Thales SA	10,920	1,209,847
TOTAL SA	30,623	1,557,365
Valeo SA	3,189	220,997
Veolia Environnement SA	6,974	157,315
Wendel SA	9,535	1,435,775

		16,028,906

164

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany — 1.4%
adidas AG	1,786	$408,054
Allianz SE	7,100	1,512,897
BASF SE	4,611	439,901
Bayer AG	8,921	1,131,577
Continental AG	1,899	428,251
Covestro AG*	1,225	95,159
Deutsche Lufthansa AG	21,404	460,519
Deutsche Post AG	25,773	1,000,731
Deutsche Telekom AG	23,718	433,655
E.ON SE	52,656	521,301
Fresenius SE & Co. KGaA	1,155	97,666
Hannover Rueck SE	560	70,734
HUGO BOSS AG	4,987	376,237
Infineon Technologies AG	765	16,650
Innogy SE*	11,167	469,094
Muenchener Rueckversicherungs-Gesellschaft AG	1,654	355,378
RWE AG†	14,934	314,949
SAP SE	548	58,177
Siemens AG	5,061	687,492

		8,878,422

Hong Kong — 0.5%
AIA Group, Ltd.	122,800	967,678
Bank of East Asia, Ltd.	12,600	53,960
BOC Hong Kong Holdings, Ltd.	38,000	187,061
CLP Holdings, Ltd.	17,000	181,191
Galaxy Entertainment Group, Ltd.	24,000	148,563
Hang Lung Group, Ltd.	9,000	34,222
Hang Lung Properties, Ltd.	21,000	52,320
Hang Seng Bank, Ltd.	7,900	171,941
Henderson Land Development Co., Ltd.	12,320	71,294
HKT Trust & HKT, Ltd.	39,000	51,129
Hong Kong & China Gas Co., Ltd.	85,470	161,731
Hong Kong Exchanges & Clearing, Ltd.	11,900	339,443
Hysan Development Co., Ltd.	6,000	29,037
Link REIT	23,000	186,985
New World Development Co., Ltd.	59,000	79,766
Power Assets Holdings, Ltd.	14,500	143,686
Sino Land Co., Ltd.	32,000	52,850
Sun Hung Kai Properties, Ltd.	15,000	232,371
Swire Pacific, Ltd., Class A	5,500	54,854
Swire Properties, Ltd.	12,000	41,481
Wharf Holdings, Ltd.	13,000	110,597
Wheelock & Co., Ltd.	8,000	60,327

		3,412,487

Ireland — 0.7%
Accenture PLC, Class A	14,473	1,864,412
DCC PLC	14,313	1,258,657
Eaton Corp. PLC	4,645	363,471
Johnson Controls International PLC	11,407	444,303
Medtronic PLC	2,520	211,604
Willis Towers Watson PLC	1,033	153,793

		4,296,240

Israel — 0.1%
Azrieli Group, Ltd.	434	23,703
Bank Hapoalim B.M.	11,083	76,776
Bank Leumi Le-Israel B.M.	14,864	71,414

Security Description	Shares	Value (Note 2)
Israel (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	21,537	$31,961
Check Point Software Technologies, Ltd.†	1,345	142,274
Frutarom Industries, Ltd.	395	27,973
Mizrahi Tefahot Bank, Ltd.	1,427	25,785
Taro Pharmaceutical Industries, Ltd.†	126	14,406
Teva Pharmaceutical Industries, Ltd. ADR	9,369	301,401

		715,693

Italy — 0.9%
Assicurazioni Generali SpA	12,420	225,394
Atlantia SpA	41,290	1,255,705
Enel SpA	187,387	1,070,102
Eni SpA	26,128	413,539
Intesa Sanpaolo SpA	63,476	218,816
Poste Italiane SpA*	183,169	1,348,717
Recordati SpA	3,071	131,240
UniCredit SpA†	24,949	491,456
UnipolSai Assicurazioni SpA	196,842	456,023

		5,610,992

Japan — 5.3%
Acom Co., Ltd.†	9,300	39,648
Aeon Mall Co., Ltd.	1,100	20,963
Aisin Seiki Co., Ltd.	1,700	88,666
Alfresa Holdings Corp.	5,700	105,061
Alps Electric Co., Ltd.	1,900	51,875
Amada Holdings Co., Ltd.	8,700	99,512
Aozora Bank, Ltd.	27,000	103,841
Asahi Glass Co., Ltd.	6,500	274,162
Asahi Kasei Corp.	12,000	137,639
Astellas Pharma, Inc.	64,600	825,042
Bandai Namco Holdings, Inc.	7,800	271,332
Bridgestone Corp.	18,100	764,585
Brother Industries, Ltd.	13,200	337,648
Canon, Inc.	23,100	803,979
Casio Computer Co., Ltd.	5,500	90,199
Central Japan Railway Co.	4,200	676,221
Chubu Electric Power Co., Inc.	6,700	88,061
Chugoku Electric Power Co., Inc.	2,900	31,803
CYBERDYNE, Inc.†	1,100	14,977
Dai-ichi Life Holdings, Inc.	13,800	239,211
Daicel Corp.	10,700	139,664
Daiichi Sankyo Co., Ltd.	2,800	61,158
Daito Trust Construction Co., Ltd.	800	135,262
Daiwa House Industry Co., Ltd.	5,900	205,988
Daiwa Securities Group, Inc.	12,000	69,239
Denso Corp.	5,300	255,085
Disco Corp.	200	35,503
East Japan Railway Co.	2,400	225,316
Electric Power Development Co., Ltd.	1,500	38,002
FANUC Corp.	1,600	327,489
Fast Retailing Co., Ltd.	300	90,127
FUJIFILM Holdings Corp.	4,500	165,436
Fujitsu, Ltd.	70,000	523,008
Hakuhodo DY Holdings, Inc.	4,500	63,227
Hirose Electric Co., Ltd.	500	68,212
Hitachi Chemical Co., Ltd.	5,700	162,606
Hitachi High-Technologies Corp.	3,300	121,829
Hitachi, Ltd.	72,000	496,088
Honda Motor Co., Ltd.	8,900	250,907
Hoya Corp.	13,400	756,755

165

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Hulic Co., Ltd.	3,000	$31,702
Idemitsu Kosan Co., Ltd.	10,400	252,536
ITOCHU Corp.	15,800	248,010
Japan Airlines Co., Ltd.	8,600	278,333
Japan Exchange Group, Inc.	4,000	71,876
Japan Post Bank Co., Ltd.	15,100	194,220
Japan Prime Realty Investment Corp.	9	33,838
Japan Real Estate Investment Corp.	13	68,275
Japan Retail Fund Investment Corp.	26	49,668
Japan Tobacco, Inc.	15,100	525,134
JTEKT Corp.	2,900	41,430
Kajima Corp.	12,000	104,712
Kansai Electric Power Co., Inc.	7,300	98,066
Kao Corp.	9,000	548,107
KDDI Corp.	16,400	434,378
Kirin Holdings Co., Ltd.	8,700	191,803
Konica Minolta, Inc.	27,000	223,847
Kuraray Co., Ltd.	13,200	257,427
Kyushu Electric Power Co., Inc.	4,400	52,124
Lion Corp.	11,500	246,179
Mabuchi Motor Co., Ltd.	1,900	100,304
Makita Corp.	14,700	575,359
Marubeni Corp.	19,100	126,698
Mazda Motor Corp.	20,100	303,474
Medipal Holdings Corp.	2,700	49,496
MEIJI Holdings Co., Ltd.	200	15,946
Miraca Holdings, Inc.	300	13,715
Mitsubishi Chemical Holdings Corp.	47,900	403,638
Mitsubishi Electric Corp.	35,000	543,041
Mitsubishi Estate Co., Ltd.	13,100	238,365
Mitsubishi Gas Chemical Co., Inc.	3,800	88,136
Mitsubishi Materials Corp.	4,100	137,975
Mitsubishi Tanabe Pharma Corp.	4,200	100,157
Mitsubishi UFJ Financial Group, Inc.	116,400	739,081
Mitsui Chemicals, Inc.	16,000	91,433
Mitsui Fudosan Co., Ltd.	9,300	213,804
Mixi, Inc.	2,600	143,154
Mizuho Financial Group, Inc.	107,000	190,619
MS&AD Insurance Group Holdings, Inc.	11,400	400,388
Murata Manufacturing Co., Ltd.	1,400	218,169
Nexon Co., Ltd.†	4,900	102,005
Nikon Corp.	13,900	245,231
Nintendo Co., Ltd.	800	271,976
Nippon Building Fund, Inc.	14	75,559
Nippon Express Co., Ltd.	7,000	44,764
Nippon Prologis REIT, Inc.	16	33,743
Nippon Steel & Sumitomo Metal Corp.	1,700	41,820
Nippon Telegraph & Telephone Corp.	25,700	1,256,501
Nissan Motor Co., Ltd.	63,400	630,291
Nitto Denko Corp.	100	8,942
Nomura Holdings, Inc.	13,100	78,045
Nomura Real Estate Holdings, Inc.	1,200	23,816
Nomura Real Estate Master Fund, Inc.	39	55,292
NSK, Ltd.	700	9,067
NTT DOCOMO, Inc.	33,900	788,115
Obayashi Corp.	2,900	34,933
Oji Holdings Corp.	4,000	20,536
Omron Corp.	2,600	129,947
ORIX Corp.	43,300	687,922
Osaka Gas Co., Ltd.	19,000	76,090

Security Description	Shares	Value (Note 2)
Japan (continued)
Panasonic Corp.	42,800	$590,492
Recruit Holdings Co., Ltd.	9,900	171,428
Resona Holdings, Inc.	1,200	6,187
Rohm Co., Ltd.	2,400	186,131
Seiko Epson Corp.	18,300	483,208
Sekisui Chemical Co., Ltd.	15,500	285,691
Seven & i Holdings Co., Ltd.	8,400	338,682
Sharp Corp.†	23,000	80,947
Shimamura Co., Ltd.	200	24,890
Shimano, Inc.	100	14,676
Shimizu Corp.	8,600	90,957
Shin-Etsu Chemical Co., Ltd.	4,400	403,501
Shionogi & Co., Ltd.	5,700	304,841
Shiseido Co., Ltd.	4,600	162,728
Showa Shell Sekiyu KK	32,400	352,963
SMC Corp.	300	95,542
SoftBank Group Corp.	3,200	260,017
Sompo Holdings, Inc.	12,500	491,179
Sony Corp.	12,700	522,999
Subaru Corp.	19,700	713,700
Sumitomo Chemical Co., Ltd.	17,000	99,923
Sumitomo Corp.	12,600	170,465
Sumitomo Electric Industries, Ltd.	6,000	97,283
Sumitomo Mitsui Financial Group, Inc.	11,400	433,788
Sumitomo Realty & Development Co., Ltd.	3,000	90,970
Sumitomo Rubber Industries, Ltd.	5,400	93,849
Suruga Bank, Ltd.	6,100	147,292
Suzuken Co., Ltd.	1,000	33,426
Suzuki Motor Corp.	14,600	692,621
T&D Holdings, Inc.	16,000	236,854
Taisei Corp.	15,000	143,680
TDK Corp.	2,500	180,280
Teijin, Ltd.	8,000	160,951
Toho Gas Co., Ltd.	3,000	20,327
Tohoku Electric Power Co., Inc.	4,700	64,034
Tokio Marine Holdings, Inc.	13,800	581,441
Tokyo Electric Power Co. Holdings, Inc.†	14,700	62,403
Tokyo Electron, Ltd.	400	56,511
Tokyo Gas Co., Ltd.	20,000	106,145
Tokyo Tatemono Co., Ltd.	2,100	28,611
Tokyu Fudosan Holdings Corp.	5,300	31,826
Toshiba Corp.†	6,000	13,388
Tosoh Corp.	25,000	298,199
TOTO, Ltd.	500	20,160
Toyota Motor Corp.	28,300	1,600,274
Toyota Tsusho Corp.	7,700	247,948
United Urban Investment Corp.	30	44,737
Yamaha Motor Co., Ltd.	500	12,608
Yamazaki Baking Co., Ltd.	3,500	70,289
Yokogawa Electric Corp.	5,100	85,998

		34,021,578

Jersey — 0.2%
Delphi Automotive PLC	1,905	172,250
Experian PLC	12,774	253,990
Glencore PLC	103,054	454,342
Shire PLC	1,893	106,424

		987,006

166

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Luxembourg — 0.1%
Millicom International Cellular SA SDR	679	$42,554
SES SA FDR	3,742	88,042
Tenaris SA	13,083	207,380

		337,976

Netherlands — 0.7%
ABN AMRO Group NV CVA*	4,026	113,955
Aegon NV	3,358	18,839
AerCap Holdings NV†	832	40,851
Akzo Nobel NV	595	53,827
CNH Industrial NV	20,350	236,085
Core Laboratories NV	493	49,561
ING Groep NV	91,145	1,706,399
Koninklijke Philips NV	4,737	181,576
LyondellBasell Industries NV, Class A	14,270	1,285,584
Mobileye NV†	858	54,311
NN Group NV	1,004	40,755
STMicroelectronics NV	11,401	194,755
Unilever NV CVA	10,113	590,209

		4,566,707

New Zealand — 0.0%
Auckland International Airport, Ltd.	9,910	51,799
Contact Energy, Ltd.	7,404	29,804
Mercury NZ, Ltd.	7,245	18,935
Meridian Energy, Ltd.	13,276	28,714
Ryman Healthcare, Ltd.	4,099	27,151
Spark New Zealand, Ltd.	18,916	53,272

		209,675

Norway — 0.2%
DNB ASA	6,888	135,432
Marine Harvest ASA	3,009	56,064
Norsk Hydro ASA	54,574	352,243
Statoil ASA	34,531	647,331
Telenor ASA	18,666	373,422

		1,564,492

Panama — 0.1%
Carnival Corp.	9,207	614,844

Portugal — 0.0%
EDP - Energias de Portugal SA	24,340	86,441

Singapore — 0.5%
Ascendas Real Estate Investment Trust	25,300	50,408
Broadcom, Ltd.	1,241	306,105
CapitaLand Commercial Trust	21,700	27,542
CapitaLand Mall Trust	25,600	37,971
CapitaLand, Ltd.	26,700	72,703
City Developments, Ltd.	4,300	35,729
DBS Group Holdings, Ltd.	18,100	288,766
Flex, Ltd.†	66,016	1,055,596
Global Logistic Properties, Ltd.	27,800	67,902
Jardine Cycle & Carriage, Ltd.	1,000	29,783
Oversea-Chinese Banking Corp., Ltd.	32,500	272,442
Singapore Airlines, Ltd.	31,300	239,979
Singapore Exchange, Ltd.	8,400	46,923
Singapore Telecommunications, Ltd.	84,000	246,083
StarHub, Ltd.	6,300	12,692
Suntec Real Estate Investment Trust	25,300	35,472
United Overseas Bank, Ltd.	13,500	238,988

Security Description	Shares	Value (Note 2)
Singapore (continued)
UOL Group, Ltd.	5,000	$29,111
Wilmar International, Ltd.	69,900	172,281

		3,266,476

Spain — 0.8%
Aena SA*	1,333	260,766
Amadeus IT Group SA	285	17,564
Banco Bilbao Vizcaya Argentaria SA	70,593	639,379
Banco Santander SA	166,797	1,140,101
CaixaBank SA	22,166	115,876
Distribuidora Internacional de Alimentacion SA	26,019	175,660
Endesa SA	3,262	77,270
Gas Natural SDG SA	3,616	84,714
Iberdrola SA	57,111	450,540
Industria de Diseno Textil SA	13,120	521,702
Mapfre SA	159,672	595,601
Repsol SA	12,657	212,164
Telefonica SA	81,749	925,164

		5,216,501

Sweden — 0.4%
Atlas Copco AB, Class A	18,156	657,986
Atlas Copco AB, Class B	3,989	129,248
Boliden AB	8,775	275,625
Electrolux AB, Series B	10,979	375,585
Hennes & Mauritz AB, Class B	11,219	292,502
Nordea Bank AB	35,554	448,730
Sandvik AB	677	10,674
Skandinaviska Enskilda Banken AB, Class A	3,668	46,476
Svenska Handelsbanken AB, Class A	7,713	114,828
Swedish Match AB	7,119	250,414
Telia Co AB	5,343	25,114
Volvo AB, Class B	7,671	130,355

		2,757,537

Switzerland — 2.2%
ABB, Ltd.	18,379	431,463
Adecco Group AG	3,611	275,600
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	10	56,932
Cie Financiere Richemont SA	689	58,536
Coca-Cola HBC AG	15,585	471,301
EMS-Chemie Holding AG	678	471,890
Geberit AG	2,057	989,623
Kuehne & Nagel International AG	3,436	598,399
LafargeHolcim, Ltd.	4,675	279,693
Nestle SA	32,897	2,779,549
Novartis AG	26,649	2,270,932
Roche Holding AG	9,935	2,516,243
Schindler Holding AG	204	42,912
Swatch Group AG	573	44,148
Swatch Group AG (BR)	317	125,856
Swiss Life Holding AG	84	30,665
Swiss Prime Site AG	733	66,140
Swiss Re AG	6,484	625,299
Swisscom AG	219	107,060
TE Connectivity, Ltd.	3,138	252,264
Transocean, Ltd.†	2,597	22,464
UBS Group AG	43,595	758,331
Zurich Insurance Group AG	1,921	585,667

		13,860,967

167

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 3.8%
Anglo American PLC†	8,254	$136,401
Aon PLC	6,118	845,324
Associated British Foods PLC	10,967	428,887
AstraZeneca PLC	22,546	1,359,150
Aviva PLC	254,109	1,807,114
Barclays PLC	104,637	280,258
BHP Billiton PLC	2,540	46,181
BP PLC	260,875	1,534,437
British American Tobacco PLC	17,401	1,082,167
BT Group PLC	66,890	276,678
Compass Group PLC	36,632	781,533
ConvaTec Group PLC†*	6,869	28,159
Croda International PLC	6,703	327,314
Direct Line Insurance Group PLC	14,122	69,798
GKN PLC	96,865	410,889
GlaxoSmithKline PLC	90,371	1,805,822
HSBC Holdings PLC	192,542	1,923,083
Imperial Brands PLC	34,357	1,414,316
InterContinental Hotels Group PLC	10,109	572,326
Liberty Global PLC, Class A†	30,900	1,046,274
Lloyds Banking Group PLC	109,800	95,006
Mondi PLC	36,975	973,257
National Grid PLC	10,559	130,511
Prudential PLC	12,735	310,511
Rio Tinto PLC	12,622	586,202
Royal Dutch Shell PLC, Class A	35,434	997,212
Royal Dutch Shell PLC, Class B	28,938	821,651
Sky PLC	81,176	1,033,550
Smith & Nephew PLC	15,912	277,125
Standard Chartered PLC†	13,814	154,321
TechnipFMC PLC†	4,801	137,021
Unilever PLC	13,015	742,088
Vodafone Group PLC	675,600	1,978,879

		24,413,445

United States — 18.8%
3M Co.	7,302	1,468,943
AbbVie, Inc.	12,681	886,529
Activision Blizzard, Inc.	4,414	272,697
Adobe Systems, Inc.†	1,944	284,777
AES Corp.	65,671	734,202
Aetna, Inc.	2,245	346,426
AGCO Corp.	12,260	884,436
Agilent Technologies, Inc.	530	31,689
Air Products & Chemicals, Inc.	331	47,052
Alaska Air Group, Inc.	824	70,229
Alphabet, Inc., Class A†	2,383	2,253,126
Alphabet, Inc., Class C†	503	468,041
Amazon.com, Inc.†	2,298	2,269,918
American Airlines Group, Inc.	7,299	368,162
American Express Co.	4,437	378,165
American Tower Corp.	6,682	910,957
Ameriprise Financial, Inc.	2,309	334,528
Amgen, Inc.	5,180	903,962
Anthem, Inc.	29	5,400
Apache Corp.	453	22,414
Apartment Investment & Management Co., Class A	1,047	47,691
Apple, Inc.	32,325	4,807,697
Applied Materials, Inc.	1,868	82,771
Archer-Daniels-Midland Co.	4,283	180,657
AT&T, Inc.	10,424	406,536

Security Description	Shares	Value (Note 2)
United States (continued)
Autodesk, Inc.†	3,786	$419,451
Avery Dennison Corp.	8,190	761,097
Ball Corp.	644	26,984
Bank of America Corp.	59,139	1,426,433
Bank of New York Mellon Corp.	9,846	522,133
Baxter International, Inc.	9,318	563,553
Becton Dickinson and Co.	1,026	206,636
Bed Bath & Beyond, Inc.	8,982	268,562
Berkshire Hathaway, Inc., Class B†	5,511	964,260
Best Buy Co., Inc.	12,901	752,644
Biogen, Inc.†	1,002	290,169
Boeing Co.	4,178	1,012,998
BorgWarner, Inc.	17,409	813,697
Bristol-Myers Squibb Co.	10,004	569,228
C.R. Bard, Inc.	184	58,990
Caterpillar, Inc.	631	71,902
CBRE Group, Inc., Class A†	6,719	255,255
Celanese Corp., Series A	8,293	797,538
Celgene Corp.†	4,773	646,312
Charles Schwab Corp.	7,249	310,982
Chesapeake Energy Corp.†	5,081	25,202
Chevron Corp.	2,669	291,428
Cisco Systems, Inc.	69,954	2,200,053
Citigroup, Inc.	9,423	645,004
Citrix Systems, Inc.†	460	36,331
Coca-Cola Co.	63,364	2,904,606
Colgate-Palmolive Co.	16,697	1,205,523
ConocoPhillips	16,471	747,289
Costco Wholesale Corp.	5,460	865,465
Crown Holdings, Inc.†	8,090	481,112
CSRA, Inc.	968	31,566
Cummins, Inc.	400	67,160
CVS Health Corp.	74	5,915
Danaher Corp.	2,958	241,047
Delta Air Lines, Inc.	13,428	662,806
Discovery Communications, Inc., Class A†	18,851	463,735
Domino’s Pizza, Inc.	186	34,689
Dow Chemical Co.	14,328	920,431
E.I. du Pont de Nemours & Co.	8,312	683,329
eBay, Inc.†	8,546	305,349
Electronic Arts, Inc.†	783	91,407
Eli Lilly & Co.	2,174	179,703
Emerson Electric Co.	2,423	144,435
Estee Lauder Cos., Inc., Class A	3,269	323,598
Express Scripts Holding Co.†	3,130	196,063
Exxon Mobil Corp.	38,519	3,083,061
F5 Networks, Inc.†	378	45,643
Facebook, Inc., Class A†	10,842	1,835,008
FedEx Corp.	1,311	272,727
FleetCor Technologies, Inc.†	257	39,079
Flowserve Corp.	304	12,504
Fluor Corp.	1,021	44,342
Foot Locker, Inc.	6,261	295,457
Franklin Resources, Inc.	47,816	2,141,200
Gap, Inc.	23,798	567,106
General Electric Co.	53,988	1,382,633
Gilead Sciences, Inc.	13,129	998,986
Goldman Sachs Group, Inc.	2,521	568,057
Goodyear Tire & Rubber Co.	4,389	138,297
Hasbro, Inc.	1,448	153,314
HCA Healthcare, Inc.†	13,091	1,051,731
Hewlett Packard Enterprise Co.	34,218	599,157

168

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PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Home Depot, Inc.	7,543	$1,128,433
Honeywell International, Inc.	3,665	498,880
HP, Inc.	51,425	982,217
IDEXX Laboratories, Inc.†	1,399	232,878
Illinois Tool Works, Inc.	13,105	1,844,005
Intel Corp.	5,046	178,982
International Business Machines Corp.	10,191	1,474,332
International Flavors & Fragrances, Inc.	1,612	214,686
Interpublic Group of Cos., Inc.	4,115	88,925
Johnson & Johnson	20,508	2,721,822
Jones Lang LaSalle, Inc.	270	34,349
JPMorgan Chase & Co.	24,178	2,219,540
Juniper Networks, Inc.	3,140	87,763
Kansas City Southern	5,700	588,183
Kellogg Co.	18,154	1,234,472
Kroger Co.	3,762	92,244
Lear Corp.	14,969	2,218,256
Leggett & Platt, Inc.	2,598	125,172
Lincoln National Corp.	713	52,092
LKQ Corp.†	3,705	128,045
Lowe’s Cos., Inc.	2,628	203,407
Macy’s, Inc.	9,856	234,080
ManpowerGroup, Inc.	22,484	2,409,161
MasterCard, Inc., Class A	13,182	1,684,660
Maxim Integrated Products, Inc.	5,468	248,466
McKesson Corp.	952	154,100
MercadoLibre, Inc.	1,969	567,899
Merck & Co., Inc.	24,866	1,588,440
MetLife, Inc.	3,473	191,015
Mettler-Toledo International, Inc.†	708	405,741
Microchip Technology, Inc.	12,167	973,847
Microsoft Corp.	54,085	3,931,979
Mondelez International, Inc., Class A	19,393	853,680
Monsanto Co.	5,870	685,733
Moody’s Corp.	6,280	826,636
Mosaic Co.	4,754	114,762
Motorola Solutions, Inc.	477	43,254
Murphy Oil Corp.	6,316	167,879
National Oilwell Varco, Inc.	12,208	399,324
Navient Corp.	18,005	265,574
NetApp, Inc.	2,304	100,040
Netflix, Inc.†	688	124,982
News Corp., Class B	799	11,745
NIKE, Inc., Class B	14,059	830,184
Nordstrom, Inc.	4,973	241,539
Norfolk Southern Corp.	2,456	276,496
NRG Energy, Inc.	2,108	51,899
NVIDIA Corp.	1,410	229,139
Omnicom Group, Inc.	2,746	216,220
Oracle Corp.	25,655	1,280,954
PACCAR, Inc.	7,542	516,250
PepsiCo, Inc.	19,526	2,276,927
PerkinElmer, Inc.	732	48,188
Pfizer, Inc.	54,524	1,808,016
Philip Morris International, Inc.	23,376	2,728,213
Phillips 66	998	83,582
PPG Industries, Inc.	4,308	453,417
Praxair, Inc.	2,662	346,486
Procter & Gamble Co.	22,731	2,064,429
PVH Corp.	1,597	190,506

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Qorvo, Inc.†	7,632	$523,250
QUALCOMM, Inc.	6,072	322,970
Quanta Services, Inc.†	1,009	34,034
Ralph Lauren Corp.	3,482	263,413
Rockwell Automation, Inc.	2,744	452,842
S&P Global, Inc.	6,137	942,582
Scripps Networks Interactive, Inc., Class A	2,133	186,446
SEI Investments Co.	2,492	140,823
Sempra Energy	2,595	293,261
Stanley Black & Decker, Inc.	6,117	860,601
Staples, Inc.	46,181	468,737
Starbucks Corp.	7,817	421,962
State Street Corp.	4,573	426,341
Sysco Corp.	3,958	208,270
Target Corp.	3,498	198,232
Texas Instruments, Inc.	15,812	1,286,781
Time Warner, Inc.	7,507	768,867
TJX Cos., Inc.	13,027	915,928
United Parcel Service, Inc., Class B	2,645	291,717
United Technologies Corp.	918	108,847
United Therapeutics Corp.†	316	40,574
UnitedHealth Group, Inc.	2,758	529,012
US Bancorp	737	38,899
Valero Energy Corp.	10,567	728,806
Varian Medical Systems, Inc.†	3,001	291,457
Veeva Systems, Inc., Class A†	1,156	73,707
VeriSign, Inc.†	2,942	297,642
Viacom, Inc., Class B	1,274	44,488
Visa, Inc., Class A	1,794	178,611
VMware, Inc., Class A†	4,339	402,269
W.R. Grace & Co.	4,164	287,149
WABCO Holdings, Inc.†	9,259	1,273,761
Wal-Mart Stores, Inc.	16,033	1,282,480
Walgreens Boots Alliance, Inc.	4,143	334,216
Walt Disney Co.	3,811	418,943
Wells Fargo & Co.	19,623	1,058,465
Western Union Co.	39,163	773,469
Whirlpool Corp.	642	114,199
Xerox Corp.	5,039	154,546
Xilinx, Inc.	5,460	345,400
Xylem, Inc.	4,590	260,391
Yum! Brands, Inc.	807	60,912
Zimmer Biomet Holdings, Inc.	654	79,343

		120,346,145

Total Common Stocks (cost $255,332,848)		275,895,814

U.S. GOVERNMENT TREASURIES — 21.6%
United States Treasury Notes
2.00% due 11/30/2022	206,300	207,340
2.00% due 02/15/2025	35,269,900	34,873,114
2.00% due 08/15/2025	34,714,400	34,199,099
2.25% due 11/15/2025	39,157,000	39,245,730
2.50% due 05/15/2024	14,002,000	14,375,027
2.75% due 11/15/2023	6,353,300	6,628,525
2.75% due 02/15/2024	8,494,900	8,856,927

Total U.S. Government Treasuries (cost $139,701,633)		138,385,762

169

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
OPTIONS – PURCHASED — 0.2%
Put Options - Purchased(1) (cost $2,042,736)	1,913	$1,068,995

Total Long-Term Investment Securities (cost $397,077,217)		415,350,571

SHORT-TERM INVESTMENT SECURITIES — 32.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 08/01/2017 (cost $205,385,000)	$205,385,000	$205,385,000

TOTAL INVESTMENTS — (cost $602,462,217) (2)	97.1%	620,735,571
Other assets less liabilities	2.9	18,745,368

NET ASSETS —	100.0%	$639,480,939

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $2,555,779 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2017	2,160	845	$929,621	$198,575	$(731,046)
S&P 500 Index	October 2017	2,220	1,068	1,113,116	870,420	(242,696)

				$2,042,737	$1,068,995	$(973,742)

(2) See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

BR — Bearer Shares

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

SDR — Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
105	Long	CAC40 Index	August 2017	$6,477,950	$6,326,821	$(151,129)
17	Long	DAX Index	September 2017	6,407,846	6,092,473	(315,373)
146	Long	Nikkei 225 E-Mini Index	September 2017	26,509,318	26,407,003	(102,315)
293	Long	S&P 500 E-Mini Index	September 2017	35,798,924	36,156,200	357,276
933	Long	U.S. Treasury 10 Year Notes	September 2017	117,469,435	117,455,953	(13,482)
334	Long	U.S. Treasury 10 Year Ultra Bonds	September 2017	45,134,995	45,105,656	(29,339)
332	Long	Mini MSCI Emerging Markets Index	September 2017	31,455,666	32,185,740	730,074
413	Short	U.S. Treasury 5 Year Notes	September 2017	48,763,039	48,795,305	(32,266)

						$443,446

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	AUD	12,254,000	USD	9,571,734	09/20/2017	$—	$(225,584)
	EUR	13,345,000	JPY	1,727,662,249	09/20/2017	—	(133,528)
	USD	805,620	EUR	700,000	09/20/2017	25,203	—
	USD	3,282,285	JPY	369,226,000	09/20/2017	74,210	—

						99,413	(359,112)

170

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CAD	4,080,000	USD	3,086,142	09/20/2017	$—	$(188,657)

Deutsche Bank AG	AUD	889,000	USD	677,101	09/20/2017	—	(33,673)
	GBP	21,000	USD	27,399	09/20/2017	—	(354)
	SEK	5,043,000	USD	582,108	09/20/2017	—	(44,219)

						—	(78,246)

Goldman Sachs International	EUR	5,551,067	USD	6,246,893	09/20/2017	—	(341,617)
	JPY	1,655,367,180	EUR	13,345,000	09/20/2017	790,736	—
	JPY	369,226,000	USD	3,349,657	09/20/2017	—	(6,838)

						790,736	(348,455)

JPMorgan Chase Bak N.A. London	EUR	893,000	USD	1,004,696	09/20/2017	—	(55,197)
	USD	285,768	CHF	272,000	09/20/2017	—	(3,609)
	USD	626,787	SGD	857,000	09/20/2017	6,045	—

						6,045	(58,806)

UBS AG London	CHF	1,384,000	USD	1,430,757	09/20/2017	—	(4,934)
	GBP	49,000	USD	62,914	09/20/2017	—	(1,843)
	JPY	85,927,000	USD	779,534	09/20/2017	—	(1,596)
	NOK	1,796,000	USD	212,574	09/20/2017	—	(16,081)
	SGD	897,000	USD	649,534	09/20/2017	—	(12,836)
	USD	1,054,406	AUD	1,385,000	09/20/2017	52,929	—
	USD	1,281,795	EUR	1,139,000	09/20/2017	70,073	—
	USD	1,510,812	SEK	13,076,000	09/20/2017	113,193	—

						236,195	(37,290)

Net Unrealized Appreciation/(Depreciation)						$1,132,389	$(1,070,566)

AUD	— Australian Dollar	GBP	— British Pound Sterling	SGD	— Singapore Dollar
CAD	— Canada Dollar	JPY	— Japanese Yen	USD	— United States Dollar
CHF	— Swiss Franc	NOK	— Norwegian Krone
EUR	— Euro Currency	SEK	— Swedish Krona

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$275,895,814	$—	$—	$275,895,814
U.S. Government Treasuries	—	138,385,762	—	138,385,762
Options-Purchased	1,068,995	—	—	1,068,995
Short-Term Investment Securities	—	205,385,000	—	205,385,000

Total Investments at Value	$276,964,809	$343,770,762	$—	$620,735,571

Other Financial Instruments:+
Futures Contracts	$1,087,350	$—	$—	$1,087,350
Forward Foreign Currency Contracts	—	1,132,389	—	1,132,389

	$1,087,350	$1,132,389	$—	$2,219,739

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$643,904	$—	$—	$643,904
Forward Foreign Currency Contracts	—	1,070,566	—	1,070,566

	$643,904	$1,070,566	$—	$1,714,470

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,208,977 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

171

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PORTFOLIO PROFILE — July 31, 2017

Industry Allocation*

Registered Investment Companies	30.2%
Diversified Banking Institutions	5.8
Banks-Commercial	4.5
Medical-Drugs	3.8
Telephone-Integrated	2.5
Oil Companies-Integrated	2.1
Exchange-Traded Funds	2.0
Tobacco	2.0
Oil Companies-Exploration & Production	1.7
Banks-Super Regional	1.7
Pipelines	1.5
Real Estate Investment Trusts	1.3
Insurance-Life/Health	1.2
Medical-Biomedical/Gene	1.1
Diversified Manufacturing Operations	1.1
Transport-Rail	1.1
Chemicals-Diversified	1.1
Computers	1.0
Food-Misc./Diversified	1.0
Applications Software	1.0
Soap & Cleaning Preparation	0.9
Electronic Components-Semiconductors	0.9
Medical-HMO	0.8
Finance-Credit Card	0.7
Investment Management/Advisor Services	0.7
Semiconductor Components-Integrated Circuits	0.7
Aerospace/Defense	0.7
Computer Services	0.6
Medical-Generic Drugs	0.6
Web Portals/ISP	0.6
Medical Products	0.6
Retail-Drug Store	0.5
Television	0.5
Telecom Services	0.5
Electric-Integrated	0.5
Retail-Apparel/Shoe	0.5
Commercial Services-Finance	0.5
Diversified Minerals	0.5
Metal-Diversified	0.5
Food-Meat Products	0.5
Beverages-Non-alcoholic	0.5
Enterprise Software/Service	0.4
Retail-Restaurants	0.4
Insurance-Multi-line	0.4
E-Commerce/Products	0.4
Insurance-Reinsurance	0.4
Brewery	0.4
Food-Confectionery	0.4
Electronic Measurement Instruments	0.4
Cellular Telecom	0.4
Gold Mining	0.3
Home Decoration Products	0.3
Insurance-Property/Casualty	0.3
Auto/Truck Parts & Equipment-Original	0.3
Gas-Distribution	0.3
Networking Products	0.3
Diagnostic Equipment	0.3
Internet Content-Entertainment	0.3
United States Treasury Notes	0.3
Coatings/Paint	0.3
Medical-Wholesale Drug Distribution	0.3

Cosmetics & Toiletries	0.3%
Rubber-Tires	0.3
Computers-Memory Devices	0.3
Paper & Related Products	0.3
Electronic Components-Misc.	0.3
Multimedia	0.2
Medical Instruments	0.2
Advanced Materials	0.2
Finance-Investment Banker/Broker	0.2
Advertising Agencies	0.2
Cable/Satellite TV	0.2
Consumer Products-Misc.	0.2
Aerospace/Defense-Equipment	0.2
Entertainment Software	0.2
Tools-Hand Held	0.2
Data Processing/Management	0.2
Commercial Services	0.2
Fisheries	0.2
Public Thoroughfares	0.2
Computer Software	0.2
Diversified Operations	0.2
Machinery-Construction & Mining	0.2
Computers-Integrated Systems	0.2
Financial Guarantee Insurance	0.2
Shipbuilding	0.2
Auto-Cars/Light Trucks	0.1
Oil Refining & Marketing	0.1
Oil & Gas Drilling	0.1
Apparel Manufacturers	0.1
Real Estate Operations & Development	0.1
Machinery-General Industrial	0.1
E-Commerce/Services	0.1
Building Products-Air & Heating	0.1
Agricultural Chemicals	0.1
Finance-Leasing Companies	0.1
Electric Products-Misc.	0.1
Linen Supply & Related Items	0.1
Printing-Commercial	0.1
Food-Retail	0.1
Investment Companies	0.1
Physicians Practice Management	0.1
Hazardous Waste Disposal	0.1
Pharmacy Services	0.1
Medical Labs & Testing Services	0.1
Semiconductor Equipment	0.1
Engines-Internal Combustion	0.1
Building-Heavy Construction	0.1
Chemicals-Specialty	0.1
Retail-Building Products	0.1
Advertising Services	0.1
Machine Tools & Related Products	0.1
Building & Construction-Misc.	0.1
Airlines	0.1
Audio/Video Products	0.1
Multilevel Direct Selling	0.1
Internet Content-Information/News	0.1
Finance-Consumer Loans	0.1
Computer Data Security	0.1
Finance-Other Services	0.1
Software Tools	0.1
Power Converter/Supply Equipment	0.1

172

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PORTFOLIO PROFILE — July 31, 2017 — (continued)

Industry Allocation* (continued)

Instruments-Controls	0.1%
Retail-Major Department Stores	0.1
Industrial Automated/Robotic	0.1
Broadcast Services/Program	0.1
Office Automation & Equipment	0.1
Electronic Forms	0.1
Transport-Marine	0.1
Electronic Connectors	0.1
Machinery-Electrical	0.1
Import/Export	0.1
X-Ray Equipment	0.1
Telecommunication Equipment	0.1
Energy-Alternate Sources	0.1
Containers-Paper/Plastic	0.1
Medical-Hospitals	0.1
Electric-Transmission	0.1
Toys	0.1
Batteries/Battery Systems	0.1
Electronics-Military	0.1
Travel Services	0.1
Miscellaneous Manufacturing	0.1
Non-Ferrous Metals	0.1
Casino Services	0.1
Retail-Automobile	0.1

98.9%

Country Allocation*

United States	75.0%
United Kingdom	4.1
Japan	3.5
Canada	2.3
France	1.9
Switzerland	1.7
Netherlands	1.5
Ireland	1.2
Germany	0.9
Australia	0.9
Sweden	0.6
Spain	0.6
Hong Kong	0.5
Bermuda	0.5
Italy	0.4
Denmark	0.5
Luxembourg	0.4
Israel	0.3
Norway	0.3
Singapore	0.2
Jersey	0.2
South Korea	0.2
Finland	0.2
Austria	0.1
Cayman Islands	0.1
Belgium	0.1
South Africa	0.1
Isle of Man	0.1
Marshall Islands	0.1
Thailand	0.1
Indonesia	0.1
Brazil	0.1
Russia	0.1

98.9%

Credit Quality#†

Aaa	2.3%
Aa	2.8
A	30.3
Baa	57.2
Ba	6.0
Not Rated@	1.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

173

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PORTFOLIO OF INVESTMENTS — July 31, 2017

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 38.6%
Australia — 0.7%
BHP Billiton, Ltd.	13,146	$271,859
BWP Trust	18,979	44,031
carsales.com, Ltd.	16,819	166,306
Charter Hall Group	19,764	82,060
Coca-Cola Amatil, Ltd.	44,963	296,396
CSL, Ltd.	1,309	131,947
Flight Centre Travel Group, Ltd.	7,988	277,983
Macquarie Group, Ltd.	8,810	604,930
McMillan Shakespeare, Ltd.	6,444	73,977
Myer Holdings, Ltd.	30,369	18,464
OZ Minerals, Ltd.	6,912	46,117
Perseus Mining, Ltd.†	116,116	29,261
Rio Tinto, Ltd.	5,906	310,845
SEEK, Ltd.	7,496	102,545
Shopping Centres Australasia Property Group	27,847	48,342
Sirtex Medical, Ltd.	11,151	143,536
Southern Cross Media Group, Ltd.	26,341	27,922
Telstra Corp., Ltd.	156,782	514,245
Woodside Petroleum, Ltd.	16,317	380,774

		3,571,540

Austria — 0.1%
Oesterreichische Post AG	879	40,494
OMV AG	4,858	275,008
Raiffeisen Bank International AG†	9,491	279,987

		595,489

Belgium — 0.1%
AGFA Gevaert NV†	5,659	26,401
Melexis NV	1,564	134,564
Proximus SADP	8,558	300,839
Sofina SA	312	46,464

		508,268

Bermuda — 0.5%
Assured Guaranty, Ltd.	6,800	306,068
Athene Holding, Ltd., Class A†	3,500	176,855
CK Infrastructure Holdings, Ltd.	44,000	410,380
Essent Group, Ltd.†	4,076	156,600
Everest Re Group, Ltd.	2,039	535,013
Hiscox, Ltd.	5,005	85,715
Hongkong Land Holdings, Ltd.	21,900	164,688
Kunlun Energy Co., Ltd.	110,000	109,707
Validus Holdings, Ltd.	11,400	613,206

		2,558,232

Brazil — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	80,700
Cielo SA	15,960	133,582
Engie Brasil Energia SA	7,500	84,179
Multiplus SA	1,900	24,244

		322,705

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	4,000	145,760

Canada — 1.3%
Agrium, Inc.	1,200	120,082
Athabasca Oil Corp.†	52,800	44,044
Baytex Energy Corp.†	45,200	126,890
BCE, Inc.	15,900	746,315

Security Description	Shares	Value (Note 2)
Canada (continued)
Birchcliff Energy, Ltd.	31,000	$151,674
Bonavista Energy Corp.	24,500	61,508
Cameco Corp.	25,800	264,260
Canadian Natural Resources, Ltd.	2,000	61,167
Canadian Real Estate Investment Trust	900	32,564
CGI Group, Inc., Class A†	8,722	460,533
CI Financial Corp.	11,800	257,059
Crescent Point Energy Corp.	4,700	36,944
Crew Energy, Inc.†	23,200	75,550
Dorel Industries, Inc., Class B	500	13,210
Eldorado Gold Corp.	9,100	19,269
Enbridge Income Fund Holdings, Inc.	11,800	303,246
Genworth MI Canada, Inc.	7,800	227,540
Goldcorp, Inc.	4,000	52,520
Gran Tierra Energy, Inc.†	27,200	64,192
Husky Energy, Inc.†	6,600	76,389
Linamar Corp.	3,000	164,419
Magna International, Inc.	4,700	224,152
MEG Energy Corp.†	12,300	50,512
Nevsun Resources, Ltd.	12,900	34,869
North West Co., Inc.	900	22,046
Obsidian Energy, Ltd.†	23,700	27,944
Open Text Corp.	4,503	150,612
Pengrowth Energy Corp.†	9,500	7,163
Restaurant Brands International, Inc.	3,600	214,484
RioCan Real Estate Investment Trust	5,200	100,476
Spartan Energy Corp.†	30,200	154,785
Stantec, Inc.	5,000	127,211
Sun Life Financial, Inc.	11,700	448,387
Suncor Energy, Inc.	21,700	707,872
Surge Energy, Inc.	31,400	54,652
Tahoe Resources, Inc.	7,100	38,839
Teck Resources, Ltd., Class B	18,300	397,191
Tourmaline Oil Corp.†	10,100	223,994
Transcontinental, Inc., Class A	8,500	173,307
Waste Connections, Inc.	2,250	146,234
West Fraser Timber Co., Ltd.	2,300	122,218
Yamana Gold, Inc.	27,500	71,686

		6,858,009

Cayman Islands — 0.1%
Hengan International Group Co., Ltd.	10,500	80,120
WH Group, Ltd.*	269,500	252,911
Xinyi Glass Holdings, Ltd.	210,000	217,237

		550,268

Chile — 0.0%
Enel Americas SA ADR	18,096	180,960

China — 0.0%
Bank of China, Ltd.	209,000	103,017
China Shenhua Energy Co., Ltd., Class H	33,500	83,463

		186,480

Curacao — 0.0%
Schlumberger, Ltd.	2,300	157,780

Denmark — 0.4%
Novo Nordisk A/S, Class B	28,957	1,235,763
Royal Unibrew A/S	3,150	156,942
Scandinavian Tobacco Group A/S*	10,389	167,686
Spar Nord Bank A/S	3,105	41,764

174

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PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	3,270	$319,596

		1,921,751

Finland — 0.2%
Neste Oyj	2,595	112,526
Nokian Renkaat Oyj	5,416	221,067
Sampo Oyj, Class A	1,165	63,757
Stora Enso Oyj, Class R	6,520	87,218
UPM-Kymmene Oyj	14,077	383,447

		868,015

France — 1.4%
AXA SA	16,947	500,744
BNP Paribas SA	11,603	900,646
Chargeurs SA	806	23,367
Cie Generale des Etablissements Michelin	3,508	474,869
Dassault Systemes SE	531	52,105
Edenred	14,750	387,635
Engie SA	12,903	207,811
Euler Hermes SA	1,650	197,280
Faurecia	5,565	309,168
Hermes International	92	46,613
Ingenico Group SA	2,239	234,890
Ipsen SA	529	67,789
Metropole Television SA	5,607	135,771
Neopost SA	3,019	138,381
Peugeot SA	8,339	179,517
Publicis Groupe SA	6,881	520,594
Safran SA	2,980	281,971
Sanofi	12,553	1,199,519
Societe BIC SA	1,748	205,004
Societe Generale SA	10,414	611,474
TOTAL SA	18,563	944,041
UBISOFT Entertainment SA†	813	51,423

		7,670,612

Germany — 0.9%
BASF SE	4,727	450,967
Bayer AG	8,352	1,059,403
Commerzbank AG†	15,716	206,139
Covestro AG*	11,056	858,841
Deutsche Bank AG	6,947	124,098
Deutsche Boerse AG	2,464	257,882
Deutsche Euroshop AG	3,733	155,443
Fraport AG Frankfurt Airport Services Worldwide	1,982	198,543
HUGO BOSS AG	2,228	168,088
Porsche Automobil Holding SE (Preference Shares)	928	53,154
ProSiebenSat.1 Media SE	11,065	443,393
SAP SE	1,292	137,163
Siemens AG	4,621	627,722
Software AG	2,540	111,148
Uniper SE	5,623	115,757

		4,967,741

Greece — 0.0%
Piraeus Bank SA†(1)	77,213	21,206

Guernsey — 0.0%
Amdocs, Ltd.	2,173	145,960

Security Description	Shares	Value (Note 2)
Hong Kong — 0.5%
BOC Hong Kong Holdings, Ltd.	55,500	$273,208
China Mobile, Ltd.	9,500	101,862
CLP Holdings, Ltd.	57,000	607,524
Dah Sing Financial Holdings, Ltd.	3,200	22,656
Guangdong Investment, Ltd.	106,000	149,281
Henderson Land Development Co., Ltd.	16,500	95,483
HKT Trust & HKT, Ltd.	346,000	453,608
Hopewell Holdings, Ltd.	9,000	34,452
Hysan Development Co., Ltd.	14,000	67,752
Sino Land Co., Ltd.	78,000	128,822
Sun Hung Kai Properties, Ltd.	17,000	263,353
Swire Pacific, Ltd., Class A	12,000	119,681
Swire Properties, Ltd.	12,400	42,864
Wharf Holdings, Ltd.	25,000	212,686
Wheelock & Co., Ltd.	9,000	67,868

		2,641,100

India — 0.0%
Infosys, Ltd. ADR	16,600	262,280

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	73,200	40,929
Telekomunikasi Indonesia Persero Tbk PT	387,800	136,505
United Tractors Tbk PT	74,900	169,205

		346,639

Ireland — 0.7%
Accenture PLC, Class A	4,400	566,808
Allegion PLC	400	32,496
Bank of Ireland Group PLC† Dublin Exchange	5,231	43,657
Eaton Corp. PLC	13,500	1,056,375
Jazz Pharmaceuticals PLC†	3,900	599,079
Medtronic PLC	11,900	999,243
Seagate Technology PLC	14,700	484,512

		3,782,170

Isle of Man — 0.1%
Playtech PLC	34,507	437,302

Israel — 0.3%
Bank Hapoalim B.M.	48,322	334,743
Bank Leumi Le-Israel B.M.	58,981	283,374
Check Point Software Technologies, Ltd.†	3,600	380,808
First International Bank of Israel, Ltd.	3,167	57,804
Israel Discount Bank, Ltd., Class A†	11,994	30,931
Taro Pharmaceutical Industries, Ltd.†	2,200	251,526
Teva Pharmaceutical Industries, Ltd. ADR	17,100	550,107

		1,889,293

Italy — 0.4%
ASTM SpA	3,156	68,931
Atlantia SpA	9,133	277,751
Azimut Holding SpA	3,403	76,299
Banca Mediolanum SpA	32,201	281,704
Enel SpA	64,530	368,508
Mediobanca SpA	61,176	638,384
Moncler SpA	4,005	107,623
Recordati SpA	6,381	272,693

175

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PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Italy (continued)
Societa Iniziative Autostradali e Servizi SpA	12,981	$178,564
UniCredit SpA†	3,519	69,319

		2,339,776

Japan — 3.5%
ABC-Mart, Inc.	3,300	188,281
ADEKA Corp.	1,600	24,643
Ajis Co., Ltd.	400	8,102
Aozora Bank, Ltd.	5,000	19,230
Asahi Diamond Industrial Co., Ltd.	2,000	15,148
Asahi Kasei Corp.	22,000	252,338
Astellas Pharma, Inc.	63,600	812,271
Avex Group Holdings, Inc.	2,400	31,588
Awa Bank, Ltd.	2,000	13,153
Bank of Kyoto, Ltd.	30,000	287,904
Bridgestone Corp.	14,900	629,410
Brother Industries, Ltd.	4,800	122,781
Central Japan Railway Co.	6,000	966,030
Chiba Bank, Ltd.	21,000	150,864
Create SD Holdings Co., Ltd.	500	12,658
Daicel Corp.	7,100	92,675
Daido Steel Co., Ltd.	5,000	30,478
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	4,700	56,914
Daiwa Securities Group, Inc.	24,000	138,477
Dowa Holdings Co., Ltd.	21,000	170,103
Fujibo Holdings, Inc.	700	21,239
Fujitsu General, Ltd.	11,200	236,303
Fuso Chemical Co., Ltd.	6,900	230,010
GungHo Online Entertainment, Inc.	79,400	214,624
Hachijuni Bank, Ltd.	40,200	255,614
Harmonic Drive Systems, Inc.	2,100	90,766
Heiwa Corp.	11,200	246,767
Hyakugo Bank, Ltd.	6,000	24,219
Inaba Denki Sangyo Co., Ltd.	400	15,765
Inpex Corp.	36,700	357,196
ITOCHU Corp.	20,400	320,216
Iyo Bank, Ltd.	28,200	230,470
Japan Petroleum Exploration Co., Ltd.	7,300	151,569
Japan Post Bank Co., Ltd.	8,300	106,757
Japan Tobacco, Inc.	16,600	577,300
JFE Holdings, Inc.	3,800	73,505
Jin Co., Ltd.	1,200	73,146
JTEKT Corp.	4,500	64,289
Kaken Pharmaceutical Co., Ltd.	4,800	256,012
Kanematsu Electronics, Ltd.	2,300	68,117
KDDI Corp.	44,600	1,181,296
Keihin Corp.	1,000	14,422
Keyence Corp.	300	138,836
Kitz Corp.	3,000	26,858
Kuraray Co., Ltd.	2,500	48,755
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	21,792
Lawson, Inc.	2,300	156,678
Maeda Road Construction Co., Ltd.	7,000	144,451
Mazda Motor Corp.	9,800	147,962
Mitsubishi Chemical Holdings Corp.	19,800	166,848
Mitsubishi Tanabe Pharma Corp.	4,600	109,696
Mitsubishi UFJ Financial Group, Inc.	18,000	114,291
Mixi, Inc.	7,100	390,920
Nagase & Co., Ltd.	1,200	18,863
Nexon Co., Ltd.†	30,000	624,518

Security Description	Shares	Value (Note 2)
Japan (continued)
NHK Spring Co., Ltd.	2,800	$30,300
Nippo Corp.	1,000	20,346
Nippon Telegraph & Telephone Corp.	12,700	620,917
Nissin Electric Co., Ltd.	11,600	141,206
NOF Corp.	26,000	353,758
Nomura Holdings, Inc.	49,300	293,712
NTT DOCOMO, Inc.	45,900	1,067,093
Oracle Corp. Japan	1,600	107,542
Pilot Corp.	2,900	126,527
Piolax, Inc.	3,100	85,764
Sakai Moving Service Co., Ltd.	400	19,303
Sawai Pharmaceutical Co., Ltd.	4,500	253,889
Seria Co., Ltd.	1,500	74,425
Shiga Bank, Ltd.	15,000	79,595
Shimamura Co., Ltd.	700	87,115
Shin-Etsu Chemical Co., Ltd.	3,400	311,796
Shinmaywa Industries, Ltd.	6,000	52,465
Shinnihon Corp.	1,400	11,416
Shinsei Bank, Ltd.	202,000	333,475
Shizuoka Bank, Ltd.	25,000	223,366
Sinko Industries, Ltd.	4,800	73,407
Sony Corp.	12,100	498,290
Start Today Co., Ltd.	6,300	178,008
Subaru Corp.	17,200	623,129
Sumitomo Mitsui Financial Group, Inc.	12,700	483,256
Sumitomo Seika Chemicals Co., Ltd	400	20,210
Suzuki Motor Corp.	4,000	189,759
Taisei Corp.	30,000	287,360
Takeuchi Manufacturing Co., Ltd.	4,100	79,847
Teikoku Piston Ring Co., Ltd.	2,100	66,479
Toagosei Co., Ltd.	9,600	116,250
Toppan Forms Co., Ltd.	1,600	16,647
Tosoh Corp.	59,000	703,751
Toyo Ink SC Holdings Co., Ltd.	4,000	20,790
Toyo Kanetsu KK	15,000	49,118
Toyota Boshoku Corp.	1,800	37,683
TS Tech Co., Ltd.	1,100	32,677
Wakita & Co., Ltd.	2,400	27,103
Yahoo Japan Corp.	14,600	66,216
Yamato Kogyo Co., Ltd.	2,200	61,762
Yokohama Rubber Co., Ltd.	1,500	30,314
Yuasa Trading Co., Ltd.	600	19,239
Zenkoku Hosho Co, Ltd.	1,400	60,193
Zeon Corp.	3,000	37,634

		19,016,250

Jersey — 0.2%
Delphi Automotive PLC	6,000	542,520
WPP PLC	26,714	544,910

		1,087,430

Luxembourg — 0.1%
APERAM SA	541	26,300
RTL Group SA	3,280	255,493
SES SA	3,221	75,784
SES SA FDR	7,313	172,060
Subsea 7 SA	10,406	154,048

		683,685

Malaysia — 0.0%
AMMB Holdings Bhd	30,400	35,146
Hong Leong Bank Bhd	6,300	23,102

		58,248

176

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Marshall Islands — 0.1%
Gener8 Maritime, Inc.†	16,000	$85,600
International Seaways, Inc.†	5,600	127,736
Scorpio Bulkers, Inc.†	5,300	38,160
Scorpio Tankers, Inc.	17,200	63,812
Teekay Tankers, Ltd., Class A	34,600	62,280

		377,588

Mexico — 0.0%
Compartamos SAB de CV	41,100	62,334

Netherlands — 0.4%
BE Semiconductor Industries NV	3,051	198,250
EXOR NV	1,591	95,301
Gemalto NV	1,797	91,601
Koninklijke Vopak NV	3,208	152,912
LyondellBasell Industries NV, Class A	8,700	783,783
Mylan NV†	18,100	705,719
NN Group NV	6,337	257,235

		2,284,801

New Zealand — 0.0%
Trade Me Group, Ltd.	7,707	31,660

Norway — 0.3%
Leroey Seafood Group ASA	46,867	271,980
Marine Harvest ASA	13,779	256,729
Salmar ASA	10,338	268,875
SpareBank 1 SR Bank ASA	2,722	27,176
Statoil ASA	12,415	232,736
Telenor ASA	26,129	522,723

		1,580,219

Panama — 0.0%
McDermott International, Inc.†	2,900	19,633

Poland — 0.0%
Polskie Gornictwo Naftowe I Gazownictwo SA	54,364	100,995

Portugal — 0.0%
EDP—Energias de Portugal SA	29,163	103,570
Galp Energia SGPS SA	9,125	146,261

		249,831

Puerto Rico — 0.0%
Triple-S Management Corp., Class B†	3,300	51,084

Russia — 0.1%
Lukoil PJSC ADR	1,699	80,091
Novatek PJSC	972	101,671
Tatneft PJSC ADR	3,446	130,328

		312,090

Singapore — 0.2%
Broadcom, Ltd.	600	147,996
China Aviation Oil Singapore Corp., Ltd.	16,900	20,452
ComfortDelGro Corp., Ltd.	38,800	66,139
DBS Group Holdings, Ltd.	5,700	90,938
Singapore Telecommunications, Ltd.	252,600	740,008
Yangzijiang Shipbuilding Holdings, Ltd.	207,900	217,082

		1,282,615

South Africa — 0.1%
Kumba Iron Ore, Ltd.†	5,694	84,900

Security Description	Shares	Value (Note 2)
South Africa (continued)
MMI Holdings, Ltd.	23,718	$37,164
RMB Holdings, Ltd.	10,576	51,031
Sanlam, Ltd.	13,072	65,813
Truworths International, Ltd.	17,798	102,098
Vodacom Group, Ltd.	10,568	142,794

		483,800

South Korea — 0.2%
Daewoo Securities Co., Ltd.	6,470	62,731
Hankook Tire Co., Ltd.	2,596	144,989
Kangwon Land, Inc.	3,042	100,580
KT&G Corp.	2,411	245,614
Lotte Chemical Corp.	514	169,488
Samsung Electronics Co., Ltd.	124	267,048
SK Telecom Co., Ltd.	294	73,037

		1,063,487

Spain — 0.3%
Abertis Infraestructuras SA	11,704	231,243
Atresmedia Corp. de Medios de Comunicacion SA	6,799	79,843
Cia de Distribucion Integral Logista Holdings SA	2,405	62,208
Corp Financiera Alba SA	832	52,152
Endesa SA	3,722	88,166
Gas Natural SDG SA	5,723	134,075
Grupo Catalana Occidente SA	1,096	48,810
Mediaset Espana Comunicacion SA	10,750	135,530
Red Electrica Corp. SA	14,128	303,052
Repsol SA	12,129	203,314
Tecnicas Reunidas SA	628	22,277

		1,360,670

Sweden — 0.6%
Atlas Copco AB, Class A	12,946	469,172
Electrolux AB, Series B	4,959	169,644
Hennes & Mauritz AB, Class B	6,679	174,135
Industrivarden AB, Class C	5,565	135,096
Intrum Justitia AB	17,826	580,231
Investor AB, Class B	10,930	518,491
JM AB	3,892	136,614
Sandvik AB	19,354	305,155
Swedish Match AB	15,285	537,658

		3,026,196

Switzerland — 1.3%
ABB, Ltd.	15,480	363,407
Flughafen Zurich AG	634	161,754
Garmin, Ltd.	5,500	276,045
Nestle SA	15,797	1,334,728
Novartis AG	19,810	1,688,137
Roche Holding AG	6,420	1,625,997
Swiss Re AG	7,196	693,962
Swisscom AG	881	430,683
Transocean, Ltd.†	5,800	50,170
UBS Group AG	40,413	702,980

		7,327,863

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,100	255,316

Thailand — 0.1%
PTT Exploration & Production PCL NVDR	66,000	174,538

177

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Thailand (continued)
PTT PCL NVDR	15,400	$179,562

		354,100

Turkey — 0.0%
Enka Insaat ve Sanayi AS	51,749	81,167
Eregli Demir ve Celik Fabrikalari TAS	13,630	30,363
TAV Havalimanlari Holding AS	13,070	79,177

		190,707

United Kingdom — 2.8%
Abcam PLC	3,255	44,106
Acacia Mining PLC	57,037	131,094
Aggreko PLC	10,002	111,974
Ashmore Group PLC	28,367	134,739
AstraZeneca PLC	4,885	294,484
Barclays PLC	258,229	691,636
Barratt Developments PLC	9,527	77,368
Beazley PLC	13,764	93,071
BHP Billiton PLC	24,129	438,698
BP PLC	51,004	300,000
Brewin Dolphin Holdings PLC	18,260	86,491
British American Tobacco PLC	6,800	422,892
BT Group PLC	121,706	503,415
Burberry Group PLC	5,155	116,374
Centrica PLC	134,670	352,702
Close Brothers Group PLC	13,902	282,471
Dechra Pharmaceuticals PLC	3,160	74,005
Dunelm Group PLC	13,322	105,814
Ensco PLC, Class A	2,700	14,283
Ferrexpo PLC	32,732	102,957
GlaxoSmithKline PLC	57,419	1,147,365
Halfords Group PLC	6,351	27,921
HSBC Holdings PLC	98,670	985,502
IG Group Holdings PLC	24,720	207,598
IMI PLC	10,118	160,597
Imperial Brands PLC	15,513	638,597
Indivior PLC†	90,178	456,887
Informa PLC	24,664	226,327
Investec PLC	47,982	364,651
ITV PLC	202,563	462,363
JD Sports Fashion PLC	25,579	120,787
Jupiter Fund Management PLC	9,600	67,638
Legal & General Group PLC	206,399	730,915
Lloyds Banking Group PLC	243,276	210,498
Meggitt PLC	41,054	272,458
Micro Focus International PLC	4,121	121,414
Mondi PLC	12,956	341,028
Next PLC	5,435	283,252
Nielsen Holdings PLC	6,900	296,769
Noble Corp. PLC	8,300	33,200
Ophir Energy PLC†	89,134	85,851
Pan African Resources PLC	46,296	8,399
Reckitt Benckiser Group PLC	7,618	740,672
Rio Tinto PLC	7,223	335,457
Rowan Cos. PLC, Class A†	11,700	136,539
Royal Bank of Scotland Group PLC†	100,986	331,237
Royal Dutch Shell PLC, Class A	17,281	486,336
Royal Dutch Shell PLC, Class A	3,416	96,709
Royal Dutch Shell PLC, Class B	24,240	688,258
Royal Mail PLC	12,999	69,135
Smiths Group PLC	17,031	344,925
Standard Chartered PLC†	29,939	334,459

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Tate & Lyle PLC	24,219	$214,735

		15,407,053

United States — 20.4%
3M Co.	900	181,053
AbbVie, Inc.	15,300	1,069,623
Activision Blizzard, Inc.	1,800	111,204
Adobe Systems, Inc.†	2,700	395,523
AdvanSix, Inc.†	16	536
Affiliated Managers Group, Inc.	1,600	297,328
Aflac, Inc.	6,200	494,450
Alacer Gold Corp.†	37,500	62,563
Alaska Air Group, Inc.	2,100	178,983
Alliance Data Systems Corp.	300	72,429
Alphabet, Inc., Class A†	1,600	1,512,800
Alphabet, Inc., Class C†	1,700	1,581,850
Altria Group, Inc.	4,400	285,868
Amazon.com, Inc.†	1,700	1,679,226
AMC Networks, Inc., Class A†	1,500	95,925
American Eagle Outfitters, Inc.	2,600	30,784
American Express Co.	7,400	630,702
American Financial Group, Inc.	3,000	304,200
American National Insurance Co.	323	38,437
Ameriprise Financial, Inc.	3,000	434,640
Amgen, Inc.	9,600	1,675,296
AmTrust Financial Services, Inc.	4,000	64,000
Antero Resources Corp.†	7,900	162,898
Anthem, Inc.	300	55,863
Apple, Inc.	29,700	4,417,281
Archer-Daniels-Midland Co.	4,800	202,464
Argonaut Gold, Inc.†	10,300	18,092
Artisan Partners Asset Management, Inc., Class A	6,900	229,425
AT&T, Inc.	56,393	2,199,327
Atwood Oceanics, Inc.†	4,700	36,942
B&G Foods, Inc.	4,200	152,250
Bank of America Corp.	25,700	619,884
Barnes Group, Inc.	4,000	240,720
BB&T Corp.	400	18,928
Bed Bath & Beyond, Inc.	5,200	155,480
Berkshire Hathaway, Inc., Class B†	1,400	244,958
Best Buy Co., Inc.	2,900	169,186
Big Lots, Inc.	900	44,703
Bill Barrett Corp.†	8,100	27,378
Bio-Techne Corp.	1,400	162,274
Biogen, Inc.†	2,000	579,180
Boeing Co.	700	169,722
Buckle, Inc.	6,100	104,310
CA, Inc.	18,600	577,344
Campbell Soup Co.	19,300	1,019,619
Capital One Financial Corp.	6,600	568,788
CARBO Ceramics, Inc.†	4,500	31,815
Carlisle Cos., Inc.	4,300	419,637
Carter’s, Inc.	1,800	156,114
Cato Corp., Class A	2,800	47,628
Celanese Corp., Series A	3,900	375,063
Chase Corp.	639	69,044
Chesapeake Lodging Trust	3,201	80,761
Chevron Corp.	9,700	1,059,143
Cigna Corp.	2,400	416,544
Cisco Systems, Inc.	56,000	1,761,200
Citigroup, Inc.	22,100	1,512,745
Citrix Systems, Inc.†	6,300	497,574

178

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
CNA Financial Corp.	1,700	$88,315
Coach, Inc.	3,900	183,846
Coca-Cola Co.	20,300	930,552
Cognizant Technology Solutions Corp., Class A	5,700	395,124
Comcast Corp., Class A	4,600	186,070
Contango Oil & Gas Co.†	1,700	10,200
Cooper Tire & Rubber Co.	700	25,585
Cooper-Standard Holding, Inc.†	200	20,452
Copart, Inc.†	7,700	242,473
Corcept Therapeutics, Inc.†	6,900	86,043
Corning, Inc.	7,500	218,550
Cracker Barrel Old Country Store, Inc.	900	139,905
Crane Co.	3,300	249,150
CSX Corp.	10,900	537,806
Cummins, Inc.	3,600	604,440
Curtiss-Wright Corp.	1,400	134,988
CVS Health Corp.	8,700	695,391
Darden Restaurants, Inc.	1,900	159,372
DaVita, Inc.†	3,000	194,340
Delta Air Lines, Inc.	5,200	256,672
Deluxe Corp.	6,500	469,300
Diamond Offshore Drilling, Inc.†	12,200	151,524
Dick’s Sporting Goods, Inc.	2,400	89,616
Discover Financial Services	8,700	530,178
Domino’s Pizza, Inc.	600	111,900
Donaldson Co., Inc.	5,000	237,450
Dr Pepper Snapple Group, Inc.	3,100	282,596
Dun & Bradstreet Corp.	4,300	476,268
Eastman Chemical Co.	4,100	340,956
Eaton Vance Corp.	4,100	201,269
eBay, Inc.†	18,900	675,297
Edgewell Personal Care Co.†	2,600	187,720
Edwards Lifesciences Corp.†	1,300	149,734
Emerson Electric Co.	9,600	572,256
Energizer Holdings, Inc.	6,400	294,848
Ennis, Inc.	1,000	19,250
Equifax, Inc.	400	58,176
Evercore Partners, Inc., Class A	2,900	228,085
Express Scripts Holding Co.†	10,200	638,928
Exxon Mobil Corp.	25,000	2,001,000
F5 Networks, Inc.†	900	108,675
Facebook, Inc., Class A†	10,100	1,709,425
FBL Financial Group, Inc., Class A	728	49,431
Federated Investors, Inc., Class B	7,600	219,108
Finish Line, Inc., Class A	1,400	19,264
First American Financial Corp.	6,500	314,665
FLIR Systems, Inc.	1,200	44,784
FMC Corp.	800	61,104
Foot Locker, Inc.	2,900	136,851
Ford Motor Co.	3,800	42,636
Fox Factory Holding Corp.†	2,300	88,435
Franklin Resources, Inc.	4,700	210,466
GameStop Corp., Class A	4,100	88,929
Gannett Co., Inc.	10,500	94,185
Gap, Inc.	10,300	245,449
General Dynamics Corp.	2,000	392,660
General Electric Co.	16,100	412,321
General Mills, Inc.	19,500	1,085,370
Gentex Corp.	20,287	345,285
Gilead Sciences, Inc.	20,300	1,544,627
Globus Medical, Inc., Class A†	1,700	52,275

Security Description	Shares	Value (Note 2)
United States (continued)
Goldman Sachs Group, Inc.	4,400	$991,452
Greenbrier Cos., Inc.	3,200	144,000
Greenhill & Co., Inc.	1,900	35,150
H&R Block, Inc.	10,400	317,200
Hasbro, Inc.	2,800	296,464
HCA Healthcare, Inc.†	3,800	305,292
HCI Group, Inc.	1,400	63,126
HEICO Corp.	500	40,185
Hess Corp.	4,000	178,160
Hewlett Packard Enterprise Co.	28,700	502,537
Hillenbrand, Inc.	7,700	277,200
Hologic, Inc.†	7,300	322,733
Home Depot, Inc.	3,800	568,480
Honeywell International, Inc.	3,300	449,196
HP, Inc.	12,100	231,110
Hubbell, Inc.	2,600	308,854
Humana, Inc.	1,500	346,800
Huntington Ingalls Industries, Inc.	1,500	309,165
IDEX Corp.	500	58,270
IDEXX Laboratories, Inc.†	300	49,938
Ingredion, Inc.	3,400	419,288
Intel Corp.	54,400	1,929,568
International Business Machines Corp.	10,400	1,504,568
Intrepid Potash, Inc.†	10,800	32,724
Intuit, Inc.	1,000	137,210
Intuitive Surgical, Inc.†	100	93,826
J.M. Smucker Co.	5,600	682,640
j2 Global, Inc.	3,500	296,205
Johnson & Johnson	17,800	2,362,416
JPMorgan Chase & Co.	26,000	2,386,800
Juniper Networks, Inc.	11,500	321,425
KAR Auction Services, Inc.	4,500	189,180
Kellogg Co.	13,700	931,600
KeyCorp	23,100	416,724
Kimberly-Clark Corp.	9,100	1,120,756
KLA-Tencor Corp.	1,200	111,156
Kohl’s Corp.	1,900	78,565
L Brands, Inc.	5,400	250,506
Laboratory Corp. of America Holdings†	1,293	205,470
Lam Research Corp.	2,000	318,920
Lear Corp.	1,400	207,466
Lincoln Electric Holdings, Inc.	2,500	218,150
Macy’s, Inc.	2,600	61,750
Magellan Midstream Partners LP	300	20,928
Marathon Oil Corp.	34,300	419,489
Marathon Petroleum Corp.	3,400	190,366
MasterCard, Inc., Class A	6,000	766,800
McDonald’s Corp.	3,400	527,476
McKesson Corp.	2,500	404,675
MEDNAX, Inc.†	13,916	653,774
Merck & Co., Inc.	21,500	1,373,420
Meredith Corp.	1,700	101,065
Micron Technology, Inc.†	11,400	320,568
Microsoft Corp.	37,900	2,755,330
Moelis & Co., Class A	800	32,720
Molina Healthcare, Inc.†	2,000	133,600
Monster Beverage Corp.†	1,300	68,575
Morgan Stanley	16,600	778,540
National Beverage Corp.	900	91,908
National Western Life Group, Inc., Class A	500	168,295

179

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Natural Health Trends Corp.	900	$22,167
NetApp, Inc.	8,500	369,070
Norfolk Southern Corp.	2,700	303,966
Nu Skin Enterprises, Inc., Class A	7,800	494,208
NVIDIA Corp.	2,000	325,020
Omnicom Group, Inc.	7,800	614,172
Oracle Corp.	28,900	1,442,977
Packaging Corp. of America	2,900	317,492
Park Hotels & Resorts, Inc.	3,200	86,176
Paychex, Inc.	7,400	428,090
PayPal Holdings, Inc.†	1,300	76,115
PepsiCo, Inc.	2,200	256,542
PetMed Express, Inc.	2,000	95,080
Pfizer, Inc.	62,900	2,085,764
Philip Morris International, Inc.	10,200	1,190,442
Pitney Bowes, Inc.	18,200	286,468
Premier, Inc., Class A†	1,900	66,310
Priceline Group, Inc.†	300	608,550
Principal Financial Group, Inc.	8,227	549,152
Procter & Gamble Co.	15,467	1,404,713
Public Storage	600	123,342
QUALCOMM, Inc.	19,400	1,031,886
Quality Care Properties, Inc.†	4,900	82,418
Quest Diagnostics, Inc.	3,942	426,958
Raven Industries, Inc.	3,300	113,520
Rockwell Automation, Inc.	2,400	396,072
Ross Stores, Inc.	5,300	293,196
Sally Beauty Holdings, Inc.†	4,400	89,012
Schweitzer-Mauduit International, Inc.	4,638	178,192
Scripps Networks Interactive, Inc., Class A	4,600	402,086
Sherwin-Williams Co.	300	101,181
Skyworks Solutions, Inc.	2,900	304,123
Snap-on, Inc.	6,300	971,460
Sotheby’s†	1,700	96,203
Southwest Airlines Co.	1,400	77,714
Spectra Energy Partners LP	1,600	72,320
Staples, Inc.	10,900	110,635
Stericycle, Inc.†	8,300	639,764
Steven Madden, Ltd.†	3,254	133,414
Synchrony Financial	16,000	485,120
Terra Nitrogen Co LP	1,000	84,640
Texas Instruments, Inc.	1,400	113,932
TJX Cos., Inc.	6,100	428,891
Toro Co.	600	42,654
Tupperware Brands Corp.	3,400	206,414
UGI Corp.	3,100	156,457
Union Pacific Corp.	8,600	885,456
Unit Corp.†	700	12,586
United Technologies Corp.	7,600	901,132
United Therapeutics Corp.†	6,600	847,440
UnitedHealth Group, Inc.	4,400	843,964
Universal Corp.	3,800	243,010
Universal Insurance Holdings, Inc.	3,574	85,240
Urban Outfitters, Inc.†	1,300	25,467
USANA Health Sciences, Inc.†	3,400	194,140
Valero Energy Corp.	5,800	400,026
Valvoline, Inc.	7,100	160,957
Vectrus, Inc.†	400	13,604
Verizon Communications, Inc.	29,700	1,437,480
Versum Materials, Inc.	350	12,341

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
VF Corp.	4,900	$304,731
Viacom, Inc., Class B	4,200	146,664
Visa, Inc., Class A	12,500	1,244,500
VMware, Inc., Class A†	4,900	454,279
Voya Financial, Inc.	4,100	160,884
Waddell & Reed Financial, Inc., Class A	18,400	380,328
Walgreens Boots Alliance, Inc.	7,500	605,025
Walt Disney Co.	11,000	1,209,230
WellCare Health Plans, Inc.†	300	53,097
Wells Fargo & Co.	36,500	1,968,810
Western Digital Corp.	5,900	502,208
Western Union Co.	18,600	367,350
Westwood Holdings Group, Inc.	300	17,685
Whiting Petroleum Corp.†	12,500	65,625
Williams-Sonoma, Inc.	3,200	148,576
WW Grainger, Inc.	1,300	216,762
Xylem, Inc.	1,300	73,749

		111,189,452

Total Common Stocks (cost $200,333,811)		210,786,443

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Canada — 0.2%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077	920,000	975,200

United States — 0.1%
M&T Bank Corp. FRS 5.13% due 11/01/2026(2)	617,000	648,621
Viacom, Inc. FRS 6.25% due 02/28/2057	191,000	196,253

		844,874

Total Preferred Securities/Capital Securities (cost $1,726,285)		1,820,074

FOREIGN CORPORATE BONDS & NOTES — 5.4%
Australia — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	$1,000,000	1,073,422

Canada — 0.8%
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,000,000	996,927
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	995,000	1,005,426
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	1,464,000	1,430,646
Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032	1,000,000	1,010,108

		4,443,107

Denmark — 0.1%
Danske Bank A/S Senior Notes 2.80% due 03/10/2021*	400,000	406,933

180

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
France — 0.5%
Banque Federative du Credit Mutuel SA Senior Notes 2.70% due 07/20/2022*	$1,338,000	$1,346,757
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	1,330,000	1,344,433

		2,691,190

Ireland — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	700,000	721,421
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	157,290
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	500,000	534,494
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,500,000	1,495,314

		2,908,519

Luxembourg — 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,465,000	1,522,912

Netherlands — 1.1%
Deutsche Telekom International Finance BV FRS Company Guar. Notes 1.72% due 09/19/2019*	735,000	736,741
ING Bank NV Senior Notes 2.75% due 03/22/2021*	750,000	761,520
Mondelez International Holdings Netherlands BV Company Guar. Notes 1.63% due 10/28/2019*	1,500,000	1,488,870
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,576,000	1,591,437
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.70% due 03/16/2022*	1,265,000	1,286,598

		5,865,166

Spain — 0.3%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,250,000	1,385,715

Switzerland — 0.3%
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	1,490,000	1,574,237

United Kingdom — 1.3%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	407,551

Security Description	Principal Amount	Value (Note 2)
United Kingdom (continued)
Barclays PLC Senior Notes 3.68% due 01/10/2023	$355,000	$364,579
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	500,000	514,344
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	3,830,000	3,817,752
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	1,220,000	1,251,003
Standard Chartered PLC Senior Notes 2.10% due 08/19/2019*	990,000	989,100

		7,344,329

Total Foreign Corporate Bonds & Notes (cost $28,817,380)		29,215,530

U.S. CORPORATE BONDS & NOTES — 22.1%
United States — 22.1%
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	1,580,000	1,719,727
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	174,000	177,224
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	101,000	104,091
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	1,000,000	988,046
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	1,000,000	953,567
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,000,000	1,072,137
American Express Credit Corp. FRS Senior Notes 1.88% due 10/30/2019	250,000	251,414
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,000,000	988,472
American Tower Corp. Senior Notes 4.00% due 06/01/2025	600,000	622,675
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,065,000	1,077,127
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	376,426
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	533,608
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,000,000	1,122,204

181

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	$1,250,000	$1,266,981
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	2,000,000	2,033,812
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	1,000,000	1,113,568
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	2,365,000	2,352,733
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	995,000	1,007,383
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	495,000	499,787
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	620,000	626,569
Bank of America Corp. FRS Senior Notes 3.59% due 07/21/2028	475,000	476,218
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028	1,780,000	1,800,372
Bank of America Corp. FRS Senior Notes 4.44% due 01/20/2048	885,000	940,897
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,550,000	1,890,806
Baxter International, Inc. Senior Notes 1.70% due 08/15/2021	1,500,000	1,467,645
BB&T Corp. FRS Senior Notes 1.82% due 06/15/2020	660,000	664,377
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	1,490,000	1,510,353
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,572,780
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	1,230,000	1,248,316
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	2,000,000	2,034,010
Cardinal Health, Inc. Senior Notes 3.08% due 06/15/2024	1,125,000	1,141,060
CBL & Associates LP Ltd. Guar. Notes 4.60% due 10/15/2024	329,000	306,639
CBS Corp. Company Guar. Notes 2.50% due 02/15/2023	1,088,000	1,081,013

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$500,000	$589,402
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	695,000	696,123
Cintas Corp. No 2 Company Guar. Notes 2.90% due 04/01/2022	675,000	687,652
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	2,250,000	2,256,784
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	1,004,561
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	377,000	377,444
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	1,500,000	1,677,168
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	1,390,000	1,457,758
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	945,000	975,940
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	1,500,000	1,721,115
Digital Realty Trust LP Company Guar. Notes 3.63% due 10/01/2022	1,760,000	1,821,479
Discover Bank Senior Notes 4.20% due 08/08/2023	1,385,000	1,473,615
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	500,000	494,500
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	78,925
DXC Technology Co. Senior Notes 4.75% due 04/15/2027*	760,000	800,753
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	915,000	934,420
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	300,000	302,995
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	150,000	159,176
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	1,000,000	973,309
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	1,214,000	1,208,944

182

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Fifth Third Bank FRS Senior Notes 1.88% due 09/27/2019	$295,000	$296,670
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	500,000	499,932
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	900,000	931,693
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	1,034,109
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	1,016,616
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	391,000	411,508
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,500,000	1,562,344
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	400,000	405,739
Goldman Sachs Group, Inc. FRS Senior Notes 2.91% due 07/24/2023	1,530,000	1,532,307
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	894,000	905,820
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	1,000,000	997,622
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	702,000	782,022
Hess Corp. Senior Notes 4.30% due 04/01/2027	782,000	776,446
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	750,000	776,125
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,275,000	1,312,953
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	959,000	1,035,402
Humana, Inc. Senior Notes 3.95% due 03/15/2027	500,000	524,749
International Paper Co. Senior Notes 4.40% due 08/15/2047	355,000	356,901
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	2,500,000	2,442,102
JPMorgan Chase & Co. Senior Notes 2.97% due 01/15/2023	930,000	942,805
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	848,913

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	$500,000	$509,897
Kroger Co. Senior Notes 2.60% due 02/01/2021	646,000	649,034
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	1,040,000	1,167,945
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	626,000	702,580
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	545,000	550,566
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	315,000	322,211
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	1,085,000	1,121,912
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	310,000	334,035
Moody’s Corp. Senior Notes 2.63% due 01/15/2023*	750,000	748,230
Morgan Stanley Senior Notes 2.50% due 04/21/2021	1,195,000	1,198,740
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,565,000	1,570,609
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,350,000	1,395,808
Mosaic Co. Senior Notes 4.25% due 11/15/2023	473,000	498,706
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	500,000	476,150
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	1,773,000	1,880,274
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	345,000	364,897
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	500,000	517,514
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	511,593
Norfolk Southern Corp. Senior Notes 3.15% due 06/01/2027	750,000	751,852
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	458,000	464,387
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	1,093,000	1,096,147

183

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	$480,000	$488,312
PepsiCo, Inc. Senior Notes 4.00% due 05/02/2047	105,000	108,441
Philip Morris International, Inc. Senior Notes 1.38% due 02/25/2019	20,000	19,899
Philip Morris International, Inc. Senior Notes 1.63% due 02/21/2019	723,000	722,879
Philip Morris International, Inc. Senior Notes 2.63% due 03/06/2023	1,447,000	1,451,105
Philip Morris International, Inc. Senior Notes 3.25% due 11/10/2024	455,000	467,090
Phillips 66 FRS Company Guar. Notes 1.95% due 04/15/2019*	210,000	210,438
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	660,000	677,280
PNC Bank NA Senior Notes 2.55% due 12/09/2021	975,000	987,136
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	596,078
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,000,000	1,017,644
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	900,000	1,051,576
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,456,000	1,464,641
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	512,447
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	365,000	387,599
Rockwell Collins, Inc. Senior Notes 3.50% due 03/15/2027	1,810,000	1,859,351
Roper Technologies, Inc. Senior Notes 2.80% due 12/15/2021	700,000	707,759
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,000,000	1,015,731
Sempra Energy Senior Notes 2.40% due 03/15/2020	100,000	101,076
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,027,819

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	$1,500,000	$1,524,585
Smithfield Foods, Inc. Company Guar. Notes 2.70% due 01/31/2020*	936,000	941,760
Southern California Edison Co. 1st Mtg. Notes 3.50% due 10/01/2023	250,000	262,627
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,294,111
Texas Instruments, Inc. Senior Notes 1.85% due 05/15/2022	430,000	423,621
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	1,000,000	1,022,731
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	245,000	245,381
UnitedHealth Group, Inc. Senior Notes 3.38% due 04/15/2027	1,500,000	1,545,267
US Bancorp Senior Notes 3.15% due 04/27/2027	1,445,000	1,455,353
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	685,000	687,149
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	752,461
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,328,000	1,274,207
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	237,000	229,870
Wells Fargo & Co. FRS Senior Notes 3.58% due 05/22/2028	765,000	777,157
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	715,000	774,394
Williams Partners LP Senior Notes 4.00% due 09/15/2025	1,625,000	1,668,870

Total U.S. Corporate Bonds & Notes (cost $118,954,592)		120,693,810

U.S. GOVERNMENT TREASURIES — 0.3%
United States — 0.3%
United States Treasury Notes
1.75% due 06/30/2022	685,000	682,325
2.38% due 05/15/2027	995,000	1,002,112

Total U.S. Government Treasuries (cost $1,683,504)		1,684,437

EXCHANGE-TRADED FUNDS — 2.0%
BB Biotech AG	3,105	193,149
Vanguard REIT ETF	124,359	10,478,490

Total Exchange-Traded Funds (cost $10,668,968)		10,671,639

184

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
OPTIONS - PURCHASED — 0.0%
Put Options – Purchased(5) (cost $524,622)	$982	$204,555

Total Long-Term Investment Securities (cost $362,709,162)		375,076,488

Registered Investment Companies — 30.2%
SHORT-TERM INVESTMENT SECURITIES — 30.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.16%(3) (cost $164,578,597)	164,561,715	164,578,171

TOTAL INVESTMENTS (cost $527,287,759)(4)	98.9%	539,654,659
Other assets less liabilities	1.1	5,979,760

NET ASSETS	100.0%	$545,634,419

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $23,484,843 representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

NZX — New Zealand Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	Perpetual maturity – maturity date reflects the next call date.
(3)	The rate shown is the 7-day yield as of July 31, 2017.
(4)	See Note 3 for cost of investments on a tax basis.

(5)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	August 2017	$2,000	193	$103,023	$3,860	$(99,163)
S&P 500 Index	September 2017	2,050	482	266,932	68,685	(198,247)
S&P 500 Index	October 2017	2,100	307	154,667	132,010	(22,657)

				$524,622	$204,555	$(320,067)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
28	Long	SPI 200 Index	September 2017	$3,144,471	$3,170,160	$25,689
352	Long	Australia 3 Year Bonds	September 2017	31,363,797	31,467,654	103,857
34	Long	S&P/Toronto Stock Exchange 60 Index	September 2017	4,905,535	4,850,948	(54,587)
501	Long	Euro Stoxx 50 Index	September 2017	21,059,392	20,443,606	(615,786)
846	Long	Nikkei 225 E-Mini Index	September 2017	15,342,579	15,301,592	(40,987)
54	Long	FSTE 100 Index	September 2017	5,306,249	5,208,201	(98,048)
459	Long	S&P 500 E-Mini Index	September 2017	55,915,173	56,640,600	725,427
385	Long	U.S. Treasury 10 Year Notes	September 2017	48,474,511	48,467,891	(6,620)
116	Long	U.S. Treasury Long Bonds	September 2017	17,760,548	17,744,375	(16,173)
68	Long	U.S. Treasury 2 Year Notes	September 2017	14,708,785	14,711,375	2,590
201	Long	Healthcare Select Sector E-Mini	September 2017	15,564,472	16,100,100	535,628
169	Short	Euro Bund	September 2017	32,952,052	32,400,084	551,968
171	Short	U.S. Treasury 10 Year Notes	September 2017	21,577,644	21,527,297	50,347
172	Short	U.S. Treasury 5 Year Notes	September 2017	20,305,829	20,321,531	(15,702)

						$1,147,603

185

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	10,198,611	MYR	43,750,000	09/12/2017	$7,278	$—
	USD	5,400,875	NOK	43,480,000	09/12/2017	133,820	—

						141,098	—

Citibank N.A.	EUR	4,656,000	USD	5,375,684	09/12/2017	—	(147,970)
	GBP	4,143,000	EUR	4,679,474	09/12/2017	77,783	—
	USD	4,464,989	AUD	5,641,000	09/12/2017	45,555	—
	USD	7,411,931	CAD	9,363,000	09/12/2017	102,534	—
	USD	3,997,834	CHF	3,798,000	09/12/2017	—	(60,083)
	USD	386,836	SEK	3,200,000	09/12/2017	10,412	—
	ZAR	4,120,300	USD	315,866	09/12/2017	5,306	—

						241,590	(208,053)

UBS AG London	AUD	13,724,721	CAD	13,720,000	09/12/2017	36,978	—
	KRW	6,010,000,000	USD	5,357,772	09/12/2017	—	(9,454)
	USD	27,437,006	EUR	23,740,000	09/12/2017	726,983	—
	USD	10,856,636	GBP	8,312,000	09/12/2017	125,153	—
	USD	3,137,952	JPY	350,658,000	09/12/2017	48,456	—

						937,570	(9,454)

Net Unrealized Appreciation/(Depreciation)						$1,320,258	$(217,507)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound Sterling
JPY	— Japanese Yen
KRW	— South Korean Won
MYR	—Malaysian Ringgit
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Greece	$—	$21,206	$—	$21,206
Other Countries	210,765,237	—	—	210,765,237
Preferred Securities/Capital Securities	—	1,820,074	—	1,820,074
Foreign Corporate Bonds & Notes	—	29,215,530	—	29,215,530
U.S. Corporate Bonds & Notes	—	120,693,810	—	120,693,810
U.S. Government Treasuries	—	1,684,437	—	1,684,437
Exchange-Traded Funds	10,671,639	—	—	10,671,639
Options-Purchased	204,555	—	—	204,555
Short-Term Investment Securities	164,578,171	—	—	164,578,171

Total Investments at Value	$386,219,602	$153,435,057	$—	$539,654,659

Other Financial Instruments:+
Futures Contracts	$1,995,506	$—	$—	$1,995,506
Forward Foreign Currency Contracts	—	1,320,258	—	1,320,258

Total Other Financial Instruments	$1,995,506	$1,320,258	$—	$3,315,764

186

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$847,903	$—	$—	$847,903
Forward Foreign Currency Contracts	—	217,507	—	217,507

Total Other Financial Instruments	$847,903	$217,507	$—	$1,065,410

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

187

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Registered Investment Companies	12.0%
Federal National Mtg. Assoc.	6.2
United States Treasury Notes	5.6
Diversified Banking Institutions	3.8
Medical-Drugs	3.4
Exchange-Traded Funds	3.3
Banks-Commercial	3.2
United States Treasury Bonds	2.3
Applications Software	2.3
Electric-Integrated	1.9
E-Commerce/Products	1.9
Real Estate Investment Trusts	1.8
Diversified Financial Services	1.8
Insurance-Multi-line	1.6
Telephone-Integrated	1.5
Medical-HMO	1.5
Government National Mtg. Assoc.	1.4
Web Portals/ISP	1.4
Internet Content-Entertainment	1.3
Medical-Biomedical/Gene	1.3
Finance-Credit Card	1.2
Oil Companies-Integrated	1.2
Aerospace/Defense	1.2
Banks-Super Regional	1.1
Computers	1.1
Electronic Components-Semiconductors	1.0
E-Commerce/Services	1.0
Insurance-Life/Health	0.9
Airlines	0.9
Tobacco	0.9
Cosmetics & Toiletries	0.8
Diagnostic Equipment	0.8
Medical Products	0.8
Diversified Manufacturing Operations	0.8
Food-Misc./Diversified	0.8
Auto-Cars/Light Trucks	0.7
Medical Instruments	0.7
Banks-Fiduciary	0.7
Municipal Bonds & Notes	0.6
Oil Companies-Exploration & Production	0.6
Chemicals-Diversified	0.6
Semiconductor Components-Integrated Circuits	0.6
Pipelines	0.6
Cable/Satellite TV	0.5
Machinery-Electrical	0.5
Insurance-Property/Casualty	0.5
Retail-Building Products	0.5
Food-Meat Products	0.5
Semiconductor Equipment	0.5
Insurance Brokers	0.4
Commercial Services-Finance	0.4
Regional Authority	0.4
Federal Home Loan Mtg. Corp.	0.4
Electronic Measurement Instruments	0.4
Retail-Restaurants	0.4
Internet Application Software	0.4
Gas-Distribution	0.4
Networking Products	0.4
Machinery-General Industrial	0.3
Finance-Investment Banker/Broker	0.3
Auto/Truck Parts & Equipment-Original	0.3

Cellular Telecom	0.3%
Finance-Other Services	0.3
Electronic Components-Misc.	0.3
Instruments-Controls	0.3
Retail-Discount	0.3
Oil Refining & Marketing	0.3
Insurance-Reinsurance	0.3
Beverages-Non-alcoholic	0.3
Multimedia	0.3
Paper & Related Products	0.3
Investment Management/Advisor Services	0.3
Data Processing/Management	0.3
Retail-Drug Store	0.3
Computer Services	0.3
Medical-Hospitals	0.3
Import/Export	0.2
Diversified Minerals	0.2
Metal-Diversified	0.2
Retail-Auto Parts	0.2
Electric-Generation	0.2
Dialysis Centers	0.2
Containers-Metal/Glass	0.2
Building-Residential/Commercial	0.2
Retail-Apparel/Shoe	0.2
Hotels/Motels	0.2
Building Products-Air & Heating	0.2
Apparel Manufacturers	0.2
Audio/Video Products	0.2
Industrial Gases	0.2
Aerospace/Defense-Equipment	0.2
Beverages-Wine/Spirits	0.2
Transport-Rail	0.2
Diversified Operations	0.2
Finance-Leasing Companies	0.2
Auto-Heavy Duty Trucks	0.2
Brewery	0.1
Food-Retail	0.1
Gold Mining	0.1
Advertising Agencies	0.1
Agricultural Chemicals	0.1
Federal Home Loan Bank	0.1
Banks-Money Center	0.1
Entertainment Software	0.1
Retail-Major Department Stores	0.1
Food-Catering	0.1
Machine Tools & Related Products	0.1
Cruise Lines	0.1
Sovereign	0.1
Electric Products-Misc.	0.1
Chemicals-Specialty	0.1
Real Estate Operations & Development	0.1
Wireless Equipment	0.1
Transport-Services	0.1
Options Purchased	0.1
Containers-Paper/Plastic	0.1
Insurance-Mutual	0.1
Building Products-Cement	0.1
Medical-Generic Drugs	0.1
X-Ray Equipment	0.1
Consumer Products-Misc.	0.1
Pharmacy Services	0.1

188

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Coatings/Paint	0.1%
Tools-Hand Held	0.1
Agricultural Operations	0.1
Banks-Special Purpose	0.1
Electronic Connectors	0.1
Finance-Consumer Loans	0.1
Hazardous Waste Disposal	0.1
Metal-Copper	0.1
Computer Aided Design	0.1
Commercial Paper	0.1
Human Resources	0.1
Building & Construction Products-Misc.	0.1
Medical Labs & Testing Services	0.1
Transport-Marine	0.1
Internet Security	0.1
Satellite Telecom	0.1
Casino Hotels	0.1
Enterprise Software/Service	0.1
Retail-Mail Order	0.1
E-Marketing/Info	0.1
Engineering/R&D Services	0.1
Oil-Field Services	0.1
Schools	0.1
Electric-Distribution	0.1

100.1%

*	Calculated as a percentage of net assets

189

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 56.4%
Advanced Materials — 0.0%
Hexcel Corp.	848	$43,392

Advertising Agencies — 0.1%
WPP PLC	66,744	1,361,440

Advertising Sales — 0.0%
Stroeer SE & Co. KGaA	7,149	461,318

Aerospace/Defense — 1.0%
Boeing Co.	25,081	6,081,140
Meggitt PLC	200,000	1,327,317
Northrop Grumman Corp.	2,602	684,664
Raytheon Co.	65	11,165
Rockwell Collins, Inc.	14,319	1,525,403

		9,629,689

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	10,975	1,256,308
United Technologies Corp.	3,289	389,977

		1,646,285

Agricultural Biotech — 0.0%
Calyxt, Inc.†	240	2,587

Agricultural Chemicals — 0.1%
Agrium, Inc.	1,261	126,226
CF Industries Holdings, Inc.	30,354	890,890
Incitec Pivot, Ltd.	5,977	15,301
Monsanto Co.	2,500	292,050
Yara International ASA	685	27,294

		1,351,761

Agricultural Operations — 0.1%
Bunge, Ltd.	10,784	845,358

Airlines — 0.7%
Alaska Air Group, Inc.	12,140	1,034,692
American Airlines Group, Inc.	78,900	3,979,716
Delta Air Lines, Inc.	10,211	504,015
United Continental Holdings, Inc.†	18,945	1,282,198

		6,800,621

Apparel Manufacturers — 0.2%
Burberry Group PLC	48,786	1,101,341
Moncler SpA	32,262	866,953

		1,968,294

Applications Software — 2.2%
Intuit, Inc.	8,447	1,159,013
Microsoft Corp.	183,205	13,319,004
Red Hat, Inc.†	22,081	2,183,148
salesforce.com, Inc.†	32,993	2,995,764
ServiceNow, Inc.†	15,846	1,750,191

		21,407,120

Audio/Video Products — 0.2%
Panasonic Corp.	97,000	1,338,265
Sony Corp.	14,900	613,597

		1,951,862

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	7,328	674,126
Ferrari NV	3,665	385,521
Honda Motor Co., Ltd.	54,400	1,533,631
Suzuki Motor Corp.	21,000	996,236
Tesla, Inc.†	3,265	1,056,130

Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Toyota Motor Corp.	23,600	$1,334,504

		5,980,148

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	7,541	516,181

Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.	9,100	474,625
Autoliv, Inc. SDR	7,669	830,655
Delphi Automotive PLC	4,247	384,014
GKN PLC	164,848	699,264
Koito Manufacturing Co., Ltd.	6,500	380,879
Magna International, Inc.	11,096	529,168

		3,298,605

Banks-Commercial — 2.1%
Australia & New Zealand Banking Group, Ltd.	78,129	1,851,970
Commerzbank AG†	33,205	435,534
Danske Bank A/S	28,828	1,167,850
DBS Group Holdings, Ltd.	93,600	1,493,290
DNB ASA	118,021	2,320,539
Erste Group Bank AG	19,025	790,853
First Republic Bank	10,255	1,028,884
ING Groep NV	127,099	2,379,522
Intesa Sanpaolo SpA	391,396	1,349,231
National Bank of Canada	33,100	1,490,728
Nordea Bank AB	139,466	1,760,210
Standard Chartered PLC†	75,345	841,706
Sumitomo Mitsui Trust Holdings, Inc.	31,200	1,147,306
Svenska Handelsbanken AB, Class A	118,316	1,761,449
United Overseas Bank, Ltd.	45,000	796,628

		20,615,700

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	31,840	1,688,475
Citizens Financial Group, Inc.	20,520	719,842
State Street Corp.	33,924	3,162,734

		5,571,051

Banks-Super Regional — 0.9%
Fifth Third Bancorp	55,289	1,476,216
KeyCorp	76,977	1,388,665
PNC Financial Services Group, Inc.	9,014	1,161,003
US Bancorp	26,399	1,393,339
Wells Fargo & Co.	72,277	3,898,622

		9,317,845

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	18,372	842,172
Dr Pepper Snapple Group, Inc.	4,073	371,295
Monster Beverage Corp.†	687	36,239
PepsiCo, Inc.	12,559	1,464,505

		2,714,211

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	1,194	230,860
Diageo PLC	46,967	1,517,293

		1,748,153

Brewery — 0.1%
Kirin Holdings Co., Ltd.	49,100	1,082,476
Molson Coors Brewing Co., Class B	2,651	235,886

		1,318,362

190

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	9,934	$652,366

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	51,016	1,987,073

Building Products-Cement — 0.1%
Buzzi Unicem SpA	494	12,515
Martin Marietta Materials, Inc.	936	211,938
Vulcan Materials Co.	4,736	583,096

		807,549

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	453	22,206

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	13,991	733,688
Persimmon PLC	40,509	1,338,328

		2,072,016

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,874	734,439
Comcast Corp., Class A	53,430	2,161,244
Liberty Global PLC, Class A†	17,475	591,704
Liberty Global PLC, Class C†	13,898	455,437
Sky PLC	30,899	393,413

		4,336,237

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,412	210,213
MGM Resorts International	12,686	417,750

		627,963

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	35,050	619,684
T-Mobile US, Inc.†	3,788	233,568
Telstra Corp., Ltd.	75,676	248,217
Vodafone Group PLC ADR	71,650	2,126,572

		3,228,041

Chemicals-Diversified — 0.6%
Akzo Nobel NV	547	49,485
Asahi Kasei Corp.	105,000	1,204,340
BASF SE	11,048	1,054,007
Covestro AG*	7,089	550,680
Croda International PLC	696	33,986
E.I. du Pont de Nemours & Co.	27,337	2,247,375
Orion Engineered Carbons SA	437	9,177
PPG Industries, Inc.	2,211	232,708
Symrise AG	272	19,072
Tosoh Corp.	28,000	333,983

		5,734,813

Chemicals-Plastics — 0.0%
PolyOne Corp.	333	12,181

Chemicals-Specialty — 0.1%
Umicore SA	10,969	881,429
Valvoline, Inc.	10,235	232,030
Victrex PLC	996	25,902

		1,139,361

Coatings/Paint — 0.1%
RPM International, Inc.	3,859	200,166

Security Description	Shares	Value (Note 2)
Coatings/Paint (continued)
Sherwin-Williams Co.	1,946	$656,328

		856,494

Commercial Services — 0.0%
Cintas Corp.	475	64,054

Commercial Services-Finance — 0.4%
CDK Global, Inc.	1,953	128,468
Equifax, Inc.	3,758	546,563
FleetCor Technologies, Inc.†	1,892	287,698
Global Payments, Inc.	3,618	341,431
IHS Markit, Ltd.†	5,407	252,237
PayPal Holdings, Inc.†	36,193	2,119,100
S&P Global, Inc.	2,958	454,319
Vantiv, Inc., Class A†	3,865	245,621

		4,375,437

Computer Aided Design — 0.1%
Synopsys, Inc.†	9,167	701,917

Computer Services — 0.2%
Accenture PLC, Class A	3,181	409,777
Cognizant Technology Solutions Corp., Class A	5,970	413,840
Infosys, Ltd. ADR	57,850	914,030

		1,737,647

Computers — 0.8%
Apple, Inc.	46,284	6,883,819
Hewlett Packard Enterprise Co.	35,648	624,197

		7,508,016

Computers-Memory Devices — 0.0%
Western Digital Corp.	2,303	196,031

Consumer Products-Misc. — 0.1%
Samsonite International SA	206,400	865,417

Containers-Metal/Glass — 0.2%
Ball Corp.	53,718	2,250,784
Vidrala SA	257	20,049

		2,270,833

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	81,141	995,763
Bemis Co., Inc.	582	24,659
Orora, Ltd.	8,461	18,682

		1,039,104

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	4,667	336,958
Coty, Inc., Class A	6,641	136,008
L’Oreal SA	7,350	1,523,533
Pola Orbis Holdings, Inc.	19,400	539,353
Procter & Gamble Co.	22,729	2,064,248
Unilever PLC	62,603	3,569,491

		8,169,591

Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	8,511	468,701
Royal Caribbean Cruises, Ltd.	7,073	799,744

		1,268,445

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	13,534	1,234,571

191

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management (continued)
Fiserv, Inc.†	10,744	$1,380,604

		2,615,175

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	4,270	264,868

Diagnostic Equipment — 0.7%
Abbott Laboratories	26,097	1,283,451
Danaher Corp.	37,060	3,020,019
Thermo Fisher Scientific, Inc.	15,047	2,641,200

		6,944,670

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	27,118	2,293,067

Diamonds/Precious Stones — 0.0%
Lucara Diamond Corp.	21,813	46,889
Petra Diamonds, Ltd.†	16,889	21,281

		68,170

Distribution/Wholesale — 0.0%
LKQ Corp.†	976	33,731

Diversified Banking Institutions — 2.6%
Bank of America Corp.	24,891	600,371
Barclays PLC ADR	25,500	273,615
BNP Paribas SA	30,434	2,362,342
Citigroup, Inc.	68,207	4,668,769
Goldman Sachs Group, Inc.	273	61,515
JPMorgan Chase & Co.	98,109	9,006,406
Lloyds Banking Group PLC	1,608,680	1,391,931
Macquarie Group, Ltd.	14,933	1,025,360
Morgan Stanley	138,918	6,515,254

		25,905,563

Diversified Manufacturing Operations — 0.6%
ALS, Ltd.	5,575	33,093
Carlisle Cos., Inc.	177	17,274
General Electric Co.	47,459	1,215,425
Illinois Tool Works, Inc.	4,568	642,763
Pentair PLC	10,841	683,742
Siemens AG	21,011	2,854,157
Textron, Inc.	8,927	438,584

		5,885,038

Diversified Minerals — 0.2%
BHP Billiton PLC	48,766	886,631
BHP Billiton, Ltd.	36,394	752,628
Dowa Holdings Co., Ltd.	11,000	89,102
Independence Group NL	251,392	605,352
Lundin Mining Corp.	6,022	43,326
US Silica Holdings, Inc.	468	13,633

		2,390,672

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	121,500	1,600,649
Wharf Holdings, Ltd.	2,000	17,015

		1,617,664

E-Commerce/Products — 1.9%
Alibaba Group Holding, Ltd. ADR†	34,122	5,287,204
Amazon.com, Inc.†	13,449	13,284,653

		18,571,857

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.9%
Ctrip.com International, Ltd. ADR†	13,096	$782,224
MercadoLibre, Inc.	122	35,187
Priceline Group, Inc.†	3,744	7,594,704

		8,412,115

E-Marketing/Info — 0.1%
CyberAgent, Inc.	19,400	600,943

Electric Products-Misc. — 0.1%
Legrand SA	16,708	1,155,090

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	32,900	833,504
Engie SA	91,187	1,468,622

		2,302,126

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	21,346	1,505,747
DTE Energy Co.	8,552	915,577
E.ON SE	47,536	470,612
Edison International	5,399	424,793
Eversource Energy	18,798	1,142,731
Exelon Corp.	54,011	2,070,782
NextEra Energy, Inc.	17,492	2,555,406
PG&E Corp.	42,112	2,850,561
Southern Co.	27,152	1,301,395
SSE PLC	28,414	516,980
Westar Energy, Inc.	11,371	577,078

		14,331,662

Electric-Transmission — 0.0%
Red Electrica Corp. SA	1,455	31,210

Electronic Components-Misc. — 0.3%
Koninklijke Philips NV	55,502	2,127,473
Omron Corp.	19,500	974,602

		3,102,075

Electronic Components-Semiconductors — 0.9%
Broadcom, Ltd.	22,400	5,525,184
Intel Corp.	14,376	509,917
Microchip Technology, Inc.	10,530	842,821
Micron Technology, Inc.†	4,854	136,495
Samsung Electronics Co., Ltd.	729	1,569,983
Texas Instruments, Inc.	2,856	232,421
Xilinx, Inc.	4,654	294,412

		9,111,233

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	9,921	797,549

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	25,634	1,532,657
Fortive Corp.	23,103	1,495,688
Keysight Technologies, Inc.†	6,916	287,637

		3,315,982

Electronic Security Devices — 0.0%
Allegion PLC	1,912	155,331

Energy-Alternate Sources — 0.0%
Siemens Gamesa Renewable Energy SA†	594	9,739
Vestas Wind Systems A/S	135	13,194

		22,933

192

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	240	$12,653
WorleyParsons, Ltd.†	60,280	568,079

		580,732

Enterprise Software/Service — 0.1%
Workday, Inc., Class A†	5,931	605,614

Entertainment Software — 0.1%
Activision Blizzard, Inc.	505	31,199
Electronic Arts, Inc.†	11,889	1,387,922

		1,419,121

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	11,682	264,480

Finance-Consumer Loans — 0.1%
Synchrony Financial	25,852	783,833

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	34,300	660,830
MasterCard, Inc., Class A	34,242	4,376,127
Visa, Inc., Class A	54,698	5,445,733

		10,482,690

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	25,157	1,079,235
Close Brothers Group PLC	9,907	201,298
E*TRADE Financial Corp.†	1,920	78,720
TD Ameritrade Holding Corp.	45,533	2,082,224

		3,441,477

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	119,600	637,896

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	3,036	148,339

Finance-Other Services — 0.3%
CBOE Holdings, Inc.	2,209	208,817
CME Group, Inc.	1,998	244,994
Intercontinental Exchange, Inc.	40,542	2,704,557

		3,158,368

Food-Catering — 0.1%
Aramark	2,767	110,293
Compass Group PLC	58,407	1,246,096

		1,356,389

Food-Confectionery — 0.0%
Hershey Co.	2,833	298,343

Food-Meat Products — 0.5%
Hormel Foods Corp.	3,592	122,739
Tyson Foods, Inc., Class A	69,398	4,397,057

		4,519,796

Food-Misc./Diversified — 0.8%
Cal-Maine Foods, Inc.†	463	17,663
Corbion NV	547	17,671
Danone SA	10,473	782,186
Kraft Heinz Co.	3,291	287,831
McCormick & Co., Inc.	875	83,388
Mondelez International, Inc., Class A	18,524	815,427
Nestle SA	55,475	4,687,220
Wilmar International, Ltd.	367,100	904,781

		7,596,167

Security Description	Shares	Value (Note 2)
Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	30,900	$1,245,866

Gas-Distribution — 0.3%
Atmos Energy Corp.	7,200	624,672
Italgas SpA	2,277	12,534
National Grid PLC	99,215	1,226,312
NiSource, Inc.	22,681	591,067
Sempra Energy	5,354	605,055

		3,059,640

Gold Mining — 0.1%
Acacia Mining PLC	6,083	13,981
Agnico-Eagle Mines, Ltd.	4,713	220,144
B2Gold Corp.†	9,400	23,599
Centamin PLC	24,609	53,899
Dundee Precious Metals, Inc.†	4,500	9,493
Endeavour Mining Corp.†	2,129	40,539
Evolution Mining, Ltd.	37,752	67,048
Franco-Nevada Corp.	2,143	155,266
Guyana Goldfields, Inc.†	2,400	9,259
Klondex Mines, Ltd.†	2,000	6,369
New Gold, Inc.†	13,621	45,630
Northern Star Resources, Ltd.	7,566	26,632
OceanaGold Corp.	3,340	9,135
Osisko Gold Royalties, Ltd.	6,900	88,606
Randgold Resources, Ltd.	3,723	346,796
Randgold Resources, Ltd. ADR	725	67,382
Regis Resources, Ltd.	8,124	24,892
Royal Gold, Inc.	400	34,664
Saracen Mineral Holdings, Ltd.†	6,387	6,872
SEMAFO, Inc.†	5,000	12,071
TMAC Resources, Inc.†	600	5,222

		1,267,499

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	10,050	774,654

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	9,463	591,721
Marriott International, Inc., Class A	13,752	1,432,821

		2,024,542

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	38,800	671,860

Import/Export — 0.2%
Mitsubishi Corp.	40,200	873,865
Sumitomo Corp.	115,600	1,563,948

		2,437,813

Industrial Gases — 0.2%
Air Liquide SA	7,555	927,452
Air Products & Chemicals, Inc.	3,707	526,950
Linde AG	173	33,136
Praxair, Inc.	2,379	309,651

		1,797,189

Instruments-Controls — 0.3%
Honeywell International, Inc.	21,396	2,912,424
Sensata Technologies Holding NV†	4,112	185,533

		3,097,957

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK	13,000	413,896

193

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	22,296	$1,738,419
Willis Towers Watson PLC	10,931	1,627,407

		3,365,826

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	161,800	1,275,003
Aviva PLC	203,314	1,445,881
Challenger, Ltd.	122,135	1,255,548
Prudential PLC	81,149	1,978,617
Sun Life Financial, Inc.	30,000	1,149,709

		7,104,758

Insurance-Multi-line — 1.4%
AXA SA	94,094	2,780,257
Chubb, Ltd.	13,739	2,012,214
CNA Financial Corp.	7,979	414,509
Direct Line Insurance Group PLC	233,793	1,155,516
Hartford Financial Services Group, Inc.	39,769	2,187,295
Loews Corp.	4,150	202,022
MetLife, Inc.	34,907	1,919,885
Ping An Insurance Group Co. of China, Ltd.	102,000	756,760
Storebrand ASA	133,337	1,113,283
Zurich Insurance Group AG	4,334	1,321,333

		13,863,074

Insurance-Property/Casualty — 0.5%
Progressive Corp.	9,544	449,809
RSA Insurance Group PLC	128,140	1,103,168
Tokio Marine Holdings, Inc.	42,200	1,778,031
XL Group, Ltd.	30,058	1,334,575

		4,665,583

Insurance-Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	4,400	769,868
Muenchener Rueckversicherungs-Gesellschaft AG	7,720	1,658,717

		2,428,585

Internet Application Software — 0.4%
Tencent Holdings, Ltd.	92,100	3,695,414

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	60,993	10,323,065
Netflix, Inc.†	10,594	1,924,506
YY, Inc., ADR†	9,800	700,700

		12,948,271

Internet Content-Information/News — 0.0%
Kakaku.com, Inc.	25,700	362,963

Internet Security — 0.1%
Symantec Corp.	14,325	443,932
VeriSign, Inc.†	1,929	195,157

		639,089

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	6,862	994,167
BlackRock, Inc.	387	165,067
GAM Holding AG	40,665	641,337
Legg Mason, Inc.	1,564	62,576

		1,863,147

Security Description	Shares	Value (Note 2)
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	1,055	$213,796

Machine Tools & Related Products — 0.1%
Sandvik AB	2,993	47,191
THK Co., Ltd.	41,000	1,255,159

		1,302,350

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	3,367	383,670

Machinery-Electrical — 0.5%
ABB, Ltd.	65,406	1,535,463
Mitsubishi Electric Corp.	158,100	2,452,992
SMC Corp.	2,500	796,181

		4,784,636

Machinery-Farming — 0.0%
AGCO Corp.	345	24,888

Machinery-General Industrial — 0.2%
ANDRITZ AG	278	17,037
Krones AG	178	22,178
Roper Technologies, Inc.	9,719	2,259,279
Wabtec Corp.	1,973	148,685

		2,447,179

Machinery-Pumps — 0.0%
Flowserve Corp.	6,898	283,715

Medical Instruments — 0.6%
Elekta AB, Series B	39,672	382,038
Intuitive Surgical, Inc.†	2,667	2,502,340
Medtronic PLC	31,725	2,663,948

		5,548,326

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	14,100	644,601

Medical Products — 0.7%
Becton Dickinson and Co.	18,272	3,679,981
Cooper Cos., Inc.	132	32,191
Henry Schein, Inc.†	13	2,369
Sonova Holding AG	1,927	312,680
Stryker Corp.	19,614	2,885,219

		6,912,440

Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	15,434	2,119,706
Amgen, Inc.	3,522	614,624
Biogen, Inc.†	6,015	1,741,884
Celgene Corp.†	11,598	1,570,485
CSL, Ltd.	6,129	617,803
Gilead Sciences, Inc.	12,247	931,874
Illumina, Inc.†	284	49,373
Incyte Corp.†	1,747	232,858
Regeneron Pharmaceuticals, Inc.†	480	235,978
Vertex Pharmaceuticals, Inc.†	15,392	2,336,813

		10,451,398

Medical-Drugs — 3.2%
AbbVie, Inc.	7,628	533,273
Allergan PLC	9,040	2,281,063
Astellas Pharma, Inc.	133,700	1,707,557
Bayer AG	28,403	3,602,756
Bristol-Myers Squibb Co.	3,464	197,102
Eli Lilly & Co.	5,137	424,624
GlaxoSmithKline PLC ADR	38,105	1,544,015

194

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Johnson & Johnson	26,528	$3,520,796
Mallinckrodt PLC†	7,768	355,774
Merck & Co., Inc.	61,935	3,956,408
Novartis AG	38,988	3,322,417
Novo Nordisk A/S, Class B	22,456	958,328
Pfizer, Inc.	66,486	2,204,676
Roche Holding AG	10,667	2,701,637
Sanofi	22,179	2,119,345
Shire PLC ADR	7,581	1,270,121
Zoetis, Inc.	10,034	627,326

		31,327,218

Medical-Generic Drugs — 0.1%
Mylan NV†	16,331	636,746
Perrigo Co. PLC	3,785	283,572

		920,318

Medical-HMO — 1.4%
Aetna, Inc.	24,249	3,741,863
Anthem, Inc.	10,169	1,893,570
Centene Corp.†	3,465	275,190
Cigna Corp.	8,438	1,464,499
Humana, Inc.	6,168	1,426,042
UnitedHealth Group, Inc.	23,875	4,579,464

		13,380,628

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	3,501	197,561
HCA Healthcare, Inc.†	15,069	1,210,643
Universal Health Services, Inc., Class B	1,309	145,077

		1,553,281

Metal Products-Distribution — 0.0%
Granges AB	921	10,181

Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	460	44,753

Metal-Copper — 0.1%
Antofagasta PLC	50,653	632,227
First Quantum Minerals, Ltd.	1,178	13,020
Southern Copper Corp.	3,239	127,422

		772,669

Metal-Diversified — 0.2%
Boliden AB	4,259	133,776
Rio Tinto PLC	12,352	573,663
Rio Tinto, Ltd.	9,100	478,951
South32, Ltd.	370,180	861,779

		2,048,169

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	4,653	21,367

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,518	122,551

Multimedia — 0.3%
Time Warner, Inc.	2,044	209,346
Twenty-First Century Fox, Inc., Class A	7,106	206,785
Twenty-First Century Fox, Inc., Class B	50,904	1,460,436
Walt Disney Co.	7,521	826,783

		2,703,350

Security Description	Shares	Value (Note 2)
Networking Products — 0.3%
Cisco Systems, Inc.	72,118	$2,268,111
Telefonaktiebolaget LM Ericsson, Class B	76,638	497,865

		2,765,976

Non-Ferrous Metals — 0.0%
Grupo Mexico SAB de CV, Class B	31,707	103,211
Korea Zinc Co., Ltd.	222	97,902
Materion Corp.	600	23,070

		224,183

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	7,121	462,723

Oil Companies-Exploration & Production — 0.5%
Advantage Oil & Gas, Ltd.†	2,620	18,010
ARC Resources, Ltd.	2,550	35,159
Cairn Energy PLC†	7,129	16,903
Canadian Natural Resources, Ltd.	629	19,247
Centennial Resource Development, Inc., Class A†	1,981	33,241
Cimarex Energy Co.	176	17,429
Comstock Resources, Inc.†	590	4,183
Concho Resources, Inc.†	2,123	276,542
Continental Resources, Inc.†	3,549	118,643
Diamondback Energy, Inc.†	276	26,463
Encana Corp.	2,540	25,552
EOG Resources, Inc.	23,736	2,258,243
Hess Corp.	3,432	152,861
Jagged Peak Energy, Inc.†	1,260	17,842
Kelt Exploration, Ltd.†	2,950	15,830
Kosmos Energy, Ltd.†	4,550	30,030
Lundin Petroleum AB†	887	20,182
Matador Resources Co.†	778	18,874
Noble Energy, Inc.	407	11,766
Occidental Petroleum Corp.	22,704	1,406,059
Parsley Energy, Inc., Class A†	990	28,987
Pioneer Natural Resources Co.	1,804	294,232
RSP Permian, Inc.†	686	23,571
Seven Generations Energy, Ltd., Class A†	1,907	33,146
Woodside Petroleum, Ltd.	1,140	26,603

		4,929,598

Oil Companies-Integrated — 1.0%
BP PLC	10,354	60,901
BP PLC ADR	15,255	536,061
Chevron Corp.	5,215	569,426
Exxon Mobil Corp.	27,820	2,226,713
Galp Energia SGPS SA	2,498	40,040
Royal Dutch Shell PLC, Class B	1,401	39,779
Royal Dutch Shell PLC, Class B ADR	25,348	1,466,635
Statoil ASA	36,586	685,855
Suncor Energy, Inc.	800	26,096
TOTAL SA	52,349	2,662,264
TOTAL SA ADR	27,143	1,375,336

		9,689,106

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	251	11,195

Oil Refining & Marketing — 0.3%
Andeavor	3,559	354,227
DCC PLC	12,016	1,056,664
HollyFrontier Corp.	400	11,536

195

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp.	26,353	$1,475,505
Murphy USA, Inc.†	344	26,051
Valero Energy Corp.	2,226	153,527

		3,077,510

Oil-Field Services — 0.1%
Aker Solutions ASA†	3,776	18,907
Baker Hughes, a GE Company	5,769	212,818
Frank’s International NV	1,077	8,724
Halliburton Co.	510	21,644
Oceaneering International, Inc.	622	15,954
SBM Offshore NV	1,036	17,918
Schlumberger, Ltd.	1,901	130,409
TechnipFMC PLC†	3,865	110,307

		536,681

Paper & Related Products — 0.2%
International Paper Co.	20,002	1,099,710
Stora Enso Oyj, Class R	67,288	900,108

		1,999,818

Pipelines — 0.3%
Enbridge, Inc.	19,043	789,523
Koninklijke Vopak NV	851	40,564
TransCanada Corp.	41,420	2,117,390

		2,947,477

Poultry — 0.0%
Sanderson Farms, Inc.	189	24,712

Quarrying — 0.0%
Compass Minerals International, Inc.	648	44,744

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	2,886	85,830
Alexandria Real Estate Equities, Inc.	730	88,512
American Campus Communities, Inc.	2,290	109,783
American Tower Corp.	19,732	2,690,064
AvalonBay Communities, Inc.	3,063	589,168
Boardwalk Real Estate Investment Trust	600	23,009
Boston Properties, Inc.	1,289	155,853
Camden Property Trust	1,413	126,746
Canadian Real Estate Investment Trust	690	24,966
CapitaLand Mall Trust	33,800	50,133
Charter Hall Retail REIT	11,532	37,825
Concentradora Fibra Danhos SA de CV	21,010	37,706
Crown Castle International Corp.	3,675	369,631
DCT Industrial Trust, Inc.	1,894	106,708
Derwent London PLC	1,043	39,192
Douglas Emmett, Inc.	4,458	170,563
EastGroup Properties, Inc.	441	38,446
Equinix, Inc.	1,604	722,971
Equity Residential	10,541	717,420
Essex Property Trust, Inc.	962	251,755
Federal Realty Investment Trust	1,000	132,630
Gecina SA	437	66,010
GGP, Inc.	19,708	445,598
Great Portland Estates PLC	58,799	467,028
Healthcare Realty Trust, Inc.	2,663	88,678
Highwoods Properties, Inc.	805	41,474
Host Hotels & Resorts, Inc.	2,989	55,775

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Hudson Pacific Properties, Inc.	1,238	$40,507
JBG SMITH Properties†	3,170	112,454
Kilroy Realty Corp.	1,574	109,251
Kimco Realty Corp.	3,342	67,442
Klepierre	1,391	56,604
Macerich Co.	2,487	142,729
Mitsui Fudosan Logistics Park, Inc.	8	23,185
Mori Hills REIT Investment Corp	31	39,058
Nippon Accommodations Fund, Inc.	15	62,316
Nippon Prologis REIT, Inc.	14	29,525
Paramount Group, Inc.	1,945	31,840
Pebblebrook Hotel Trust	1,168	39,327
Prologis, Inc.	5,311	322,962
PS Business Parks, Inc.	261	35,094
Public Storage	943	193,852
Rayonier, Inc.	1,100	31,977
Regency Centers Corp.	9,274	614,124
SBA Communications Corp.†	480	66,024
Scentre Group	297,811	983,968
Shaftesbury PLC	5,742	74,472
Simon Property Group, Inc.	1,421	225,228
SL Green Realty Corp.	4,478	462,443
Sunstone Hotel Investors, Inc.	4,960	80,749
Taubman Centers, Inc.	466	26,501
Terreno Realty Corp.	1,446	50,061
Unibail-Rodamco SE	4,451	1,113,623
UNITE Group PLC	5,935	52,544
Urban Edge Properties	4,531	113,864
VEREIT, Inc.	90,673	753,493
Vicinity Centres	31,502	69,304
Vornado Realty Trust	5,443	431,902
Weingarten Realty Investors	1,588	51,546
Weyerhaeuser Co.	26,896	888,106

		15,129,549

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	1,804	31,415
Mitsubishi Estate Co., Ltd.	3,400	61,866
PSP Swiss Property AG	894	81,361

		174,642

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	689	28,890
Hongkong Land Holdings, Ltd.	9,800	73,696
Hysan Development Co., Ltd.	10,000	48,394
Iguatemi Empresa de Shopping Centers SA	2,320	27,304
Inmobiliaria Colonial SA	4,343	40,611
Mitsui Fudosan Co., Ltd.	35,400	813,836
Multiplan Empreendimentos Imobiliarios SA	421	9,704
Sun Hung Kai Properties, Ltd.	6,000	92,948

		1,135,383

Rental Auto/Equipment — 0.0%
Element Fleet Management Corp.	20,352	154,099

Retail-Apparel/Shoe — 0.2%
Coach, Inc.	11,219	528,864
L Brands, Inc.	2,007	93,105
Lojas Renner SA	57,408	539,405
Ross Stores, Inc.	16,097	890,486

		2,051,860

196

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	490	$264,512
O’Reilly Automotive, Inc.†	3,492	713,415

		977,927

Retail-Building Products — 0.5%
Home Depot, Inc.	17,396	2,602,442
Kingfisher PLC	351,017	1,363,460
Lowe’s Cos., Inc.	9,933	768,814

		4,734,716

Retail-Discount — 0.3%
Costco Wholesale Corp.	3,217	509,927
Dollar General Corp.	11,562	869,000
Wal-Mart Stores, Inc.	21,378	1,710,026

		3,088,953

Retail-Drug Store — 0.2%
CVS Health Corp.	10,847	867,001
Walgreens Boots Alliance, Inc.	12,569	1,013,941

		1,880,942

Retail-Major Department Stores — 0.1%
Kering	3,050	1,066,930
TJX Cos., Inc.	4,513	317,309

		1,384,239

Retail-Restaurants — 0.4%
McDonald’s Corp.	6,209	963,264
Restaurant Brands International, Inc.	3,832	228,311
Starbucks Corp.	18,879	1,019,088
Yum! Brands, Inc.	19,727	1,488,994

		3,699,657

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	25,300	439,701

Satellite Telecom — 0.1%
Eutelsat Communications SA	23,558	638,356

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	4,014	317,146
Marvell Technology Group, Ltd.	10,577	164,578
QUALCOMM, Inc.	36,229	1,927,021
Renesas Electronics Corp.†	48,800	459,914
Taiwan Semiconductor Manufacturing Co., Ltd.	300,000	2,131,112

		4,999,771

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	23,660	1,048,375
ASML Holding NV (Euronext Amsterdam)	6,322	959,073
ASML Holding NV (NASDAQ)	884	132,892
KLA-Tencor Corp.	7,715	714,640
Lam Research Corp.	1,382	220,374
Tokyo Electron, Ltd.	9,800	1,384,507

		4,459,861

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.	85,200	203,074

Silver Mining — 0.0%
Fresnillo PLC	8,526	172,788
Pan American Silver Corp.	4,891	82,413

		255,201

Security Description	Shares	Value (Note 2)
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA (Preference Shares)	94	$13,325

Specified Purpose Acquisitions — 0.0%
TPG Pace Energy Holdings Corp.†	900	9,315

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	2,900	89,569
Mueller Water Products, Inc., Class A	1,174	13,618
Tenaris SA	3,853	61,074
Valmont Industries, Inc.	92	14,049

		178,310

Steel-Producers — 0.0%
Nucor Corp.	1,773	102,249
Reliance Steel & Aluminum Co.	1,492	107,961
voestalpine AG	771	39,119

		249,329

Telephone-Integrated — 1.2%
AT&T, Inc.	19,292	752,388
KT Corp.	22,195	690,216
Nippon Telegraph & Telephone Corp.	64,000	3,129,031
SoftBank Group Corp.	10,400	845,056
TDC A/S	212,450	1,310,428
Telecom Italia SpA RSP	865,672	710,687
Telefonica Deutschland Holding AG	264,377	1,366,738
Telefonica SA	95,011	1,075,252
Verizon Communications, Inc.	40,478	1,959,135

		11,838,931

Tobacco — 0.8%
Altria Group, Inc.	9,760	634,107
British American Tobacco PLC	11,222	697,895
Philip Morris International, Inc.	54,139	6,318,563

		7,650,565

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	6,073	854,410

Toys — 0.0%
Mattel, Inc.	3,124	62,542

Transport-Marine — 0.1%
AP Moller—Maersk A/S, Series B	293	639,892

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	1,834	286,783
Central Japan Railway Co.	6,100	982,131
CSX Corp.	7,992	394,325
Union Pacific Corp.	66	6,795

		1,670,034

Transport-Services — 0.1%
C.H. Robinson Worldwide, Inc.	1,534	100,631
FedEx Corp.	3,145	654,254

		754,885

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	4,568	4,319,044
Alphabet, Inc., Class C†	8,042	7,483,081
Baidu, Inc. ADR†	3,658	827,989
NAVER Corp.	529	379,596
Yahoo Japan Corp.	159,400	722,935

		13,732,645

197

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.1%
GN Store Nord A/S	36,810	$1,120,311

X-Ray Equipment — 0.1%
Hologic, Inc.†	20,674	913,998

Total Common Stocks (cost $483,419,388)		558,884,000

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	216	11,785
NextEra Energy, Inc. 6.12%	8,927	495,984

		507,769

Medical Products — 0.0%
Becton Dickinson and Co. 6.13%	4,409	246,419

Total Convertible Preferred Securities (cost $678,119)		754,188

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Pipelines — 0.0%
Enbridge, Inc. FRS Series 16-A 6.00% due 01/15/2077 (cost $160,000)	160,000	169,600

ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Ally Auto Receivables Trust Series 2014-1, Class C 2.04% due 12/15/2019	$55,000	55,117
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	95,480
Ally Auto Receivables Trust Series 2014-1, Class D 2.48% due 02/15/2021	50,000	50,128
Ally Auto Receivables Trust Series 2015-2, Class D 3.01% due 03/15/2022*	50,000	50,471
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	100,000	100,020
ALM XI, Ltd. FRS Series 2014-11A, Class A2AR 2.85% due 10/17/2026*(1)	250,000	249,998
ALM XIV, Ltd. FRS Series 2014-14A, Class A1R 2.46% due 07/28/2026*(1)	250,000	250,189
American Express Credit Account Master Trust FRS Series 2017-5, Class B 1.83% due 02/18/2025	320,000	320,000
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	185,000	185,119
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	130,000	130,014

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	$475,000	$473,512
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	708,113
Ascentium Equipment Receivables Trust Series 2016-2A, ClassA3 1.65% due 05/10/2022*	500,000	497,026
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	202,278
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	136,770
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	9,987
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	95,000	94,827
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	100,347
CarMax Auto Owner Trust Series 2013-4, Class B 1.71% due 07/15/2019	25,000	25,015
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	10,009
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	77,985	77,904
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(2)	520,000	540,402
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	243,652
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(2)	250,000	260,261
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(2)	50,000	52,661
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	124,282
CNH Equipment Trust Series 2014-C, Class A4 1.65% due 09/15/2021	137,000	137,037
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,943
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)	269,954	271,288

198

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(2)	$345,000	$359,486
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(2)	250,000	261,833
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(2)	165,000	174,422
COMM Mtg. Trust VRS Series 2014-UBS4, Class C 4.62% due 08/10/2047(2)	690,000	700,011
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(2)	245,000	244,601
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(2)	50,000	52,381
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	451,966
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	200,000	200,798
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% due 09/15/2019	200,000	199,994
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	30,041
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22% due 01/15/2022	185,000	186,358
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	120,000	119,831
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	25,010
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	392,658
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	175,000	175,306
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	275,000	275,674
GS Mtg. Securities Trust Series 2015-GC28, Class A5 3.40% due 02/10/2048(2)	50,000	51,315
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(2)	25,000	26,409
Honda Auto Receivables Owner Trust Series 2016-1, Class A4 1.38% due 04/18/2022	10,000	9,956

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	$335,000	$334,969
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	235,000	237,254
John Deere Owner Trust Series 2016-B, Class A3 1.25% due 06/15/2020	80,000	79,680
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,975
JPMBB Commercial Mtg. Securities Trust Series 2015-C30, Class A5 3.82% due 07/15/2048(2)	50,000	52,853
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(2)	910,000	959,029
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(2)	50,000	50,554
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	194,475
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	55,035
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	80,694	80,979
Mill City Mtg. Loan Trust VRS Series 2017-2, ClassA1 2.75% due 07/25/2059*(3)	292,866	295,699
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	99,213
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(2)	250,000	261,184
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(2)	115,000	120,916
OZLM VIII, Ltd. FRS Series 2014-8A, Class A1AR 2.43% due 10/17/2026*(1)	395,000	394,998
Santander Drive Auto Receivables Trust Series 2015-2, Class C 2.44% due 04/15/2021	845,000	849,446
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(3)	75,000	72,527
SLM Student Loan Trust FRS Series 2010-1, Class A 1.63% due 03/25/2025	366,417	362,384
SLM Student Loan Trust FRS Series 2007-7, Class A4 1.64% due 01/25/2022	998,057	982,795

199

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Student Loan Trust FRS Series 2008-9, Class A 2.81% due 04/25/2023	$143,375	$146,900
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.01% due 07/25/2023	144,858	148,938
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	335,000	338,441
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*	125,166	124,908
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*	64,271	64,827
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*	79,696	80,542
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*	262,063	264,461
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 06/25/2057*	495,000	499,701
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	135,000	135,175
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(2)	120,000	120,267
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	25,000	26,734
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	180,278	180,270
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61% due 12/15/2021	200,000	200,043
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	90,106
World Omni Auto Receivables Trust Series 2017-B, Class B 2.81% due 05/15/2024	710,000	709,744

Total Asset Backed Securities (cost $18,068,649)		18,044,922

U.S. CORPORATE BONDS & NOTES — 6.9%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	184,371
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	40,585
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	77,474

		302,430

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	$400,000	$416,171
Lockheed Martin Corp. Senior Notes 3.80% due 03/01/2045	350,000	342,721
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	219,438
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	679,256

		1,657,586

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 2.00% due 04/27/2018	130,000	130,198

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	4,000	3,600

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	126,620	128,203
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	137,253	141,241
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	535,000	556,400
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	488,870	515,758
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	385,000	392,042
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	390,000	387,075
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	190,000	193,243

		2,313,962

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	903,906
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	164,151

		1,068,057

200

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	$250,000	$248,575
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	425,000	426,523
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	557,752
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	51,117
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	328,985

		1,612,952

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	159,050
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	430,276

		589,326

Banks-Commercial — 0.2%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	248,701
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	348,049
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	602,790
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	501,767
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	250,893
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	248,859
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	248,189

		2,449,248

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	39,857
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	220,000	230,915
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	248,491

		519,263

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional — 0.2%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	$545,000	$568,431
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,163
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	982,564
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	778,766

		2,354,924

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	293,800

Brewery — 0.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	491,302

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,692
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	132,739

		144,431

Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/10/2046*	175,000	174,290
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	50,284

		224,574

Cable/Satellite TV — 0.1%
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	600,000	718,514
Time Warner Cable, Inc. Senior Sec. Notes 7.30% due 07/01/2038	200,000	254,937

		973,451

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.70% due 11/01/2026	80,000	78,072

Computer Services — 0.1%
DXC Technology Co. Senior Notes 2.88% due 03/27/2020*	345,000	349,319

201

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	$250,000	$253,013

		602,332

Computers — 0.3%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	247,631
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	402,219
Apple, Inc. Senior Notes 3.20% due 05/11/2027	1,670,000	1,694,050
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	270,536

		2,614,436

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	295,000	303,729
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	429,932
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	294,273
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	71,216

		1,099,150

Diversified Banking Institutions — 1.0%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	505,118
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	151,849
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	151,589
Bank of America Corp. FRS Senior Notes 3.82% due 01/20/2028	300,000	306,265
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	500,000	532,328
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	369,069
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	248,772
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	507,106
Citigroup, Inc. FRS Senior Notes 3.89% due 01/10/2028	505,000	517,249

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	$175,000	$185,589
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	325,850
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	495,595
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	992,957
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	128,540
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	450,000	450,210
JPMorgan Chase & Co. Senior Notes 1.70% due 03/01/2018	500,000	500,298
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	141,202
JPMorgan Chase & Co. FRS Senior Notes 2.78% due 04/25/2023	500,000	502,285
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	175,100
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	198,736
JPMorgan Chase & Co. FRS Senior Notes 3.78% due 02/01/2028	445,000	456,853
JPMorgan Chase & Co. FRS Senior Notes 3.88% due 07/24/2038	545,000	544,287
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	26,405
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	302,521
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	538,677
Morgan Stanley FRS Senior Notes 3.97% due 07/22/2038	320,000	319,366
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	25,721

		9,599,537

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	500,000	500,841
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	151,546

202

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	$100,000	$104,180
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	300,000	386,627
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	104,578

		1,247,772

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	52,394

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	225,550
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	866,821

		1,092,371

Electric-Integrated — 0.4%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	170,000	168,362
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	191,840
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	161,506
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	43,540
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	38,819
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	222,973
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	248,058
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	122,522
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	544,965
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	579,435
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	501,494
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	323,966

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Southern Co. Senior Notes 1.55% due 07/01/2018	$155,000	$154,853
Southern Co. Senior Notes 4.40% due 07/01/2046	230,000	239,817
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	411,138

		3,953,288

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	800,000	812,196

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	78,739
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	457,967

		536,706

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	264,443

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	831,735
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	602,574
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	97,770

		1,532,079

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	30,260

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	536,530

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,960

Food-Retail — 0.0%
Whole Foods Market, Inc. Company Guar. Notes 5.20% due 12/03/2025	405,000	466,225

Gas-Distribution — 0.1%
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	620,000	631,695

203

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	$110,000	$113,381
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	525,000	557,093
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	403,662

		1,074,136

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	533,545
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	222,900
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	384,077
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,027,444
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	55,598

		2,223,564

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 3.95% due 05/15/2024	700,000	729,348
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	428,668
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,930
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	240,378

		1,623,324

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	123,430
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	553,855
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	303,040

		980,325

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	82,482

Security Description	Principal Amount	Value (Note 2)
Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	$400,000	$398,915
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	204,066

		602,981

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	278,122

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	123,013
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	768,094
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	405,000	400,136

		1,291,243

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	170,084

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	635,000	643,982

Medical-Biomedical/Gene — 0.2%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	45,961
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	578,054
Celgene Corp. Senior Notes 2.30% due 08/15/2018	295,000	296,936
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	597,789
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	74,161
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	52,152
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	375,000	378,095

		2,023,148

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,045

204

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	$25,000	$25,765
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	53,291

		144,101

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	50,622
Humana, Inc. Senior Notes 4.95% due 10/01/2044	500,000	570,214
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	27,032
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	102,840

		750,708

Medical-Hospitals — 0.1%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	97,865
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	474,258

		572,123

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	498,026

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	95,230

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	15,000	15,880
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	183,686
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	419,516
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	51,190

		670,272

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	176,189

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
International Paper Co. Senior Notes 5.00% due 09/15/2035	$500,000	$552,264

		728,453

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	503,778
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	51,513
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	290,000	309,970

		865,261

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	87,542
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	84,222
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	25,000	25,023
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	44,247
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.50% due 05/01/2018	15,000	15,491
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	619,596
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	183,722
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	146,554
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	419,417

		1,625,814

Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	5,000	5,144

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	46,083
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	356,733
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	231,439

205

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	$280,000	$275,066
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	114,844
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	36,144
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	151,960
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	373,338
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	146,689
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	628,180
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,553
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	285,219
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,799
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	164,655
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	139,605
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	263,062

		3,263,369

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	323,482
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	48,485
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,013,910

		1,385,877

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	627,152

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	405,504

Security Description	Principal Amount	Value (Note 2)
Retail-Mail Order (continued)
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	$120,000	$120,389
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	77,263

		603,156

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	41,132
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	474,077

		515,209

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	536,432

Steel-Producers — 0.0%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	156,846

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	600,000	600,815
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	300,000	303,593
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	50,000	50,891
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	725,000	695,632
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	500,000	534,604
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	806,623

		2,992,158

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	276,300

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,641
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	367,781

		418,422

206

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.60% due 06/01/2044	$50,000	$55,352

Total U.S. Corporate Bonds & Notes (cost $67,426,240)		68,103,346

FOREIGN CORPORATE BONDS & NOTES — 2.3%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	102,873

Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	110,000	114,850

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	51,233

Banks-Commercial — 0.9%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	266,110
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	532,847
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	285,912
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	383,596
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	500,000	507,109
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	252,713
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	425,629
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	750,000	786,071
Danske Bank A/S Senior Bonds 2.20% due 03/02/2020*	570,000	570,241
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	271,238
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	417,780
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	401,566
Nordea Bank AB Sub. Notes 4.88% due 05/13/2021*	500,000	539,430

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	$250,000	$249,031
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	446,728
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	200,000	204,881
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	25,220
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	495,214
Standard Chartered PLC FRS Senior Notes 2.31% due 08/19/2019*	325,000	327,959
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 03/06/2019*	437,000	437,922
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	499,709
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	55,000	54,596
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,105,541

		9,487,043

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	626,250

Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	805,563

Building Societies — 0.0%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	410,000	410,725

Diversified Banking Institutions — 0.2%
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	209,088
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	323,500
Credit Agricole SA FRS Senior Notes 2.73% due 01/10/2022*	275,000	280,296
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	352,008
HSBC Holdings PLC FRS Senior Notes 3.26% due 03/13/2023	325,000	332,845

207

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	$500,000	$525,287
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	200,000	203,811
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	344,182
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	200,000	211,307

		2,782,324

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	495,528

Electric-Distribution — 0.1%
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	444,648

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,590

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	424,000	440,104

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	36,798
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	379,245
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,673

		441,716

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.70% due 03/28/2019	650,000	650,963

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	780,000	778,542
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	310,000	308,312

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	$700,000	$669,827

		1,756,681

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	318,098

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	30,333

Oil Companies-Exploration & Production — 0.0%
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	199,035
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	100,559

		299,594

Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 3.50% due 07/23/2020	250,000	255,500
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	610,000	649,955
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	305,000	279,075
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	273,750
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	199,348
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	256,916
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	42,419

		1,956,963

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	246,874
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	94,944
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	121,443

208

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	$15,000	$16,866

		480,127

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	88,131

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	612,783

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	330,000

Total Foreign Corporate Bonds & Notes (cost $22,573,117)		22,881,120

U.S. GOVERNMENT AGENCIES — 8.1%
Federal Home Loan Bank — 0.1%
1.00% due 09/26/2019	700,000	693,665
1.38% due 05/28/2019	765,000	764,936

		1,458,601

Federal Home Loan Mtg. Corp. — 0.4%
1.38% due 08/15/2019	895,000	894,060
3.00% due 12/01/2046	973,296	976,017
3.50% due 03/01/2046	165,592	171,551
3.50% due 05/01/2046	63,855	65,939
4.00% due 09/01/2045	16,626	17,521
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K057, Class A1 2.21% due 06/25/2025(2)	173,165	172,164
Federal Home Loan Mtg. Corp. REMIC
Series 4623, Class EF 1.68% due 10/15/2046 FRS(3)	64,186	67,337
Series 4650, Class FL 1.68% due 01/15/2047 FRS(3)	187,621	188,778
Series 4566, Class FA 1.73% due 04/15/2046 FRS(3)	153,905	155,156
Series 4604, Class FH 1.73% due 08/15/2046 FRS(3)	22,986	23,216
Series 4614, Class FG 1.73% due 09/15/2046 FRS(3)	159,469	161,269
Series 4621, Class FK 1.73% due 10/15/2046 FRS(3)	100,000	101,063
Series 4623, Class MF 1.73% due 10/15/2046 FRS(3)	59,917	60,601
Series 4648, Class FA 1.73% due 01/15/2047 FRS(3)	189,049	191,043
Series 4654, Class FK 1.73% due 02/15/2047 FRS(3)	149,637	151,092
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2016-HQA3, Class M1 2.03% due 03/25/2029 FRS(3)	208,275	208,668

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2016-DNA3, Class M2 3.23% due 12/25/2028 FRS(3)	$250,000	$256,679

		3,862,154

Federal National Mtg. Assoc. — 6.2%
1.00% due 08/28/2019	1,000,000	991,200
1.25% due 08/17/2021	870,000	853,103
1.50% due 02/28/2020	790,000	789,356
2.50% due 10/01/2031	23,082	23,303
2.50% due 11/01/2031	2,410,113	2,431,597
2.50% due 12/01/2031	1,049,023	1,058,375
2.50% due 02/01/2032	3,578,505	3,610,405
2.50% due 05/01/2043	182,647	177,426
2.50% due 10/01/2046	423,543	409,700
3.00% due 10/01/2028	491,291	505,632
3.00% due 01/01/2031	23,415	24,098
3.00% due 08/01/2032	1,120,000	1,152,693
3.00% due 11/01/2036	448,944	457,944
3.00% due 12/01/2036	117,402	119,683
3.00% due 05/01/2043	27,588	27,782
3.00% due 08/01/2043	32,583	32,806
3.00% due 01/01/2044	901,898	908,257
3.00% due 09/01/2045	362,393	363,481
3.00% due 10/01/2046	2,436,266	2,443,885
3.00% due 11/01/2046	4,283,594	4,299,085
3.00% due 12/01/2046	1,256,670	1,261,797
3.00% due 01/01/2047	308,087	309,451
3.00% due 02/01/2047	3,814,081	3,822,118
3.50% due 03/01/2026	59,548	62,076
3.50% due 06/01/2027	16,844	17,560
3.50% due 10/01/2041	42,805	44,259
3.50% due 07/01/2042	126,827	131,123
3.50% due 07/01/2043	26,684	27,628
3.50% due 07/01/2044	552,586	569,935
3.50% due 04/01/2045	578,921	596,429
3.50% due 07/01/2045	1,223,618	1,262,709
3.50% due 11/01/2045	678,258	698,979
3.50% due 12/01/2045	47,016	48,438
3.50% due 01/01/2046	742,867	766,659
3.50% due 04/01/2046	2,418,563	2,491,706
3.50% due 05/01/2046	86,307	89,074
3.50% due 06/01/2046	576,690	597,054
3.50% due 08/01/2046	626,662	646,756
3.50% due 09/01/2046	1,390,540	1,432,593
3.50% due 04/01/2047	4,587,836	4,726,583
3.50% due August 30 TBA	2,570,000	2,645,895
4.00% due 12/01/2040	21,935	23,193
4.00% due 02/01/2041	939,178	993,075
4.00% due 07/01/2044	1,408,648	1,484,435
4.00% due 07/01/2045	1,063,086	1,119,777
4.00% due 09/01/2045	45,475	47,892
4.00% due 10/01/2045	443,977	467,582
4.00% due 09/01/2046	37,801	39,807
4.00% due 03/01/2047	1,348,375	1,419,971
4.00% due 04/01/2047	5,037,032	5,304,361
4.00% due 05/01/2047	1,025,486	1,079,857
4.50% due 01/01/2044	260,803	280,427
4.50% due 03/01/2046	1,843,238	1,978,270
5.00% due 10/01/2033	24,234	26,608
5.00% due 07/01/2035	1,776,089	1,950,959
5.00% due 05/01/2040	131,924	144,550
5.50% due 10/01/2035	23,885	26,738
5.50% due 05/01/2036	79,046	88,361
6.00% due 09/01/2037	115,766	131,930

209

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities
Series 2016-C04, Class 1M1 2.68% due 01/25/2029 FRS(3)	$80,054	$81,117
Series 2016-C03, Class 1M1 3.23% due 10/25/2028 FRS(3)	39,778	40,623
Federal National Mtg. Assoc. REMIC
Series 2016-70, Class F 1.68% due 10/25/2046 FRS(3)	122,764	123,520
Series 2016-79, Class NF 1.68% due 11/25/2046 FRS(3)	247,760	249,434
Series 2016-63, Class AF 1.73% due 09/25/2046 FRS(3)	577,299	584,503
Series 2016-64, Class FA 1.73% due 09/25/2046 FRS(3)	264,749	267,069
Series 2016-84, Class FT 1.73% due 11/25/2046 FRS(3)	141,785	143,160
Series 2016-103, Class LF 1.73% due 01/25/2047 FRS(3)	108,841	109,792

		61,135,644

Government National Mtg. Assoc. — 1.4%
3.00% due 03/20/2045	1,373,406	1,394,655
3.00% due 11/20/2046	596,532	605,728
3.50% due 05/20/2043	22,468	23,443
3.50% due 10/20/2044	17,959	18,714
3.50% due 05/20/2045	20,014	20,850
3.50% due 02/20/2046	113,523	118,348
3.50% due 10/20/2046	1,294,770	1,346,450
3.50% due 01/20/2047	1,566,822	1,629,427
4.00% due 09/20/2045	126,256	133,040
4.00% due 10/20/2045	123,735	130,384
4.00% due 11/20/2045	50,524	53,224
4.00% due 12/20/2045	314,050	330,780
4.00% due 05/20/2046	162,152	170,790
4.00% due 01/20/2047	656,681	691,974
4.00% due 04/20/2047	1,198,779	1,265,632
4.50% due 04/20/2041	22,488	24,080
4.50% due 09/15/2045	113,524	122,321
4.50% due 01/20/2046	163,827	174,200
4.50% due 02/20/2047	370,834	394,314
4.50% due 03/20/2047	1,831,802	1,947,785
4.50% due 04/20/2047	2,881,215	3,066,402
5.00% due 08/20/2042	117,128	127,359

		13,789,900

Total U.S. Government Agencies (cost $80,268,150)		80,246,299

U.S. GOVERNMENT TREASURIES — 7.9%
United States Treasury Bonds — 2.3%
0.75% due 02/15/2042 TIPS(4)	53,069	50,362
0.75% due 02/15/2045 TIPS(4)	18,707	17,502
0.88% due 02/15/2047 TIPS(4)	44,202	42,757
1.00% due 02/15/2046 TIPS(4)	27,267	27,150
1.38% due 02/15/2044 TIPS(4)	94,820	102,867
1.75% due 01/15/2028 TIPS(4)	69,739	78,130
2.13% due 02/15/2040 TIPS(4)	35,100	43,595
2.25% due 08/15/2046	1,945,000	1,692,453
2.50% due 01/15/2029 TIPS(4)	46,506	56,194
2.50% due 02/15/2045	115,000	106,222
2.50% due 02/15/2046	1,545,000	1,422,667
2.50% due 05/15/2046	840,000	772,898

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
2.75% due 11/15/2042	$170,000	$166,295
2.88% due 11/15/2046	1,875,000	1,863,866
3.00% due 11/15/2045	100,000	101,961
3.00% due 02/15/2047	675,000	687,973
3.00% due 05/15/2047	2,535,000	2,585,997
3.13% due 11/15/2041(7)	2,595,000	2,723,837
3.13% due 02/15/2043	320,000	334,825
3.38% due 04/15/2032 TIPS(4)	8,272	11,412
3.50% due 02/15/2039(7)	3,145,000	3,526,945
3.88% due 04/15/2029 TIPS(4)	35,877	48,868
4.50% due 02/15/2036	2,000,000	2,565,156
4.50% due 05/15/2038	1,985,000	2,551,344
4.75% due 02/15/2037	50,000	66,189
5.38% due 02/15/2031	860,000	1,152,938

		22,800,403

United States Treasury Notes — 5.6%
0.13% due 04/15/2019 TIPS(4)	352,693	353,172
0.13% due 04/15/2020 TIPS(4)	443,824	445,490
0.13% due 04/15/2021 TIPS(4)	610,042	611,067
0.13% due 01/15/2022 TIPS(4)	304,915	305,662
0.13% due 04/15/2022 TIPS(4)	251,573	251,490
0.13% due 07/15/2022 TIPS(4)	171,341	172,183
0.13% due 01/15/2023 TIPS(4)	149,494	148,915
0.13% due 07/15/2024 TIPS(4)	124,195	122,700
0.13% due 07/15/2026 TIPS(4)	128,539	124,686
0.25% due 01/15/2025 TIPS(4)	144,550	142,816
0.38% due 07/15/2023 TIPS(4)	90,438	91,505
0.38% due 07/15/2025 TIPS(4)	139,316	139,116
0.38% due 01/15/2027 TIPS(4)	74,058	73,084
0.63% due 07/15/2021 TIPS(4)	65,149	66,977
0.63% due 01/15/2024 TIPS(4)	76,568	78,088
0.63% due 01/15/2026 TIPS(4)	61,798	62,520
1.13% due 01/15/2021 TIPS(4)	251,605	261,732
1.13% due 02/28/2021	345,000	338,895
1.13% due 06/30/2021	3,770,000	3,688,560
1.13% due 07/31/2021	3,520,000	3,440,663
1.13% due 08/31/2021	890,000	869,036
1.13% due 09/30/2021	710,000	692,611
1.25% due 07/15/2020 TIPS(4)	259,331	270,422
1.38% due 07/31/2019	1,110,000	1,110,434
1.38% due 04/30/2020	555,000	553,677
1.38% due 10/31/2020	750,000	745,371
1.38% due 04/30/2021	2,310,000	2,285,546
1.38% due 05/31/2021	755,000	746,388
1.38% due 06/30/2023	4,770,000	4,608,454
1.50% due 05/31/2020	780,000	780,335
1.63% due 11/15/2022	435,000	429,154
1.75% due 09/30/2019	595,000	599,718
1.75% due 12/31/2020(7)	2,820,000	2,833,660
1.75% due 11/30/2021(7)	4,855,000	4,853,291
1.75% due 05/31/2022	10,670,000	10,633,317
1.88% due 07/15/2019 TIPS(4)	187,970	195,826
1.88% due 03/31/2022	5,975,000	5,992,740
2.00% due 02/15/2022	385,000	388,730
2.00% due 11/15/2026	510,000	498,226
2.13% due 01/15/2019 TIPS(4)	128,005	132,044
2.13% due 08/15/2021	180,000	182,897
2.25% due 02/15/2027	4,700,000	4,684,763

		55,005,961

Total U.S. Government Treasuries (cost $78,347,724)		77,806,364

210

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.6%
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	$300,000	$421,686
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	644,395
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	350,130
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,413
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	466,556
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/2057	800,000	1,018,592
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	190,090
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	404,508
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	136,583
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	437,382
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	956,276
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	878,568

Total Municipal Bonds & Notes (cost $5,823,577)		5,955,179

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	551,302
Province of Alberta, Canada Notes 2.20% due 07/26/2022	850,000	848,914
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	154,890
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	175,000	174,814
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	1,010,545

Security Description	Shares/ Principal Amount	Value (Note 2)
Regional Authoritys (continued)
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	$25,000	$25,612
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,152,368

		3,918,445

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	600,000	652,698
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	214,955
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	111,998
United Mexican States Senior Notes 4.13% due 01/21/2026	200,000	209,500

		1,189,151

Total Foreign Government Obligations (cost $5,079,936)		5,107,596

EXCHANGE-TRADED FUNDS — 3.3%
T. Rowe Price Institutional High Yield Fund (cost $31,574,340)	3,625,862	32,886,567

OPTIONS - PURCHASED — 0.1%
Put Options-Purchased(8) (cost $1,742,530)	2,710	1,070,450

REGISTERED INVESTMENT COMPANIES — 0.1%
Altaba, Inc.† (cost $357,217)	8,507	496,809

Total Long-Term Investment Securities (cost $795,518,987)		872,406,440

SHORT-TERM INVESTMENT SECURITIES — 12.0%
Commercial Paper — 0.1%
AXA Financial, Inc. 1.70% due 10/10/17*	285,000	285,000
Vodafone Group PLC 1.65% due 09/07/17*	395,000	395,000

		680,000

Registered Investment Companies — 11.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(5)	118,438,782	118,438,782

Total Short-Term Investment Securities (cost $119,117,218)		119,118,782

TOTAL INVESTMENTS (cost $914,636,205)(6)	100.1%	991,525,222
Liabilities in excess of other assets	(0.1)	(797,741)

NET ASSETS	100.0%	$990,727,481

211

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $23,660,651 representing 2.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Principal amount of security is adjusted for inflation.
(5)	The rate shown is the 7-day yield as of July 31, 2017.
(6)	See Note 3 for cost of investments on a tax basis.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Purchased Options:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	August 2017	$2,395	2,710	$1,742,530	$1,070,450	$(672,080)

ADR — American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange Amsterdam

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
1988	Long	S&P 500 E-Mini Index	September 2017	$243,607,554	$245,319,200	$1,711,646
695	Long	Mini MSCI EAFE Index	September 2017	65,904,130	67,376,775	1,472,645
165	Short	U.S. Treasury 10 Year Notes	September 2017	20,776,204	20,771,953	4,251
54	Short	U.S. Treasury Long Bonds	September 2017	8,245,685	8,260,313	(14,628)
46	Short	U.S. Treasury Ultra Long Bonds	September 2017	7,513,333	7,567,000	(53,667)
78	Short	U.S. Treasury 2 Year Notes	September 2017	16,869,156	16,874,813	(5,657)
353	Short	U.S. Treasury 5 Year Notes	September 2017	41,639,924	41,706,399	(66,475)

						$3,048,115

212

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$558,884,000	$—	$—	$558,884,000
Convertible Preferred Securities	754,188	—	—	754,188
Preferred Securities/Capital Securities	—	169,600	—	169,600
Asset Backed Securities	—	18,044,922	—	18,044,922
U.S. Corporate Bonds & Notes	—	68,103,346	—	68,103,346
Foreign Corporate Bonds & Notes	—	22,881,120	—	22,881,120
U.S. Government Agencies	—	80,246,299	—	80,246,299
U.S. Government Treasuries	—	77,806,364	—	77,806,364
Municipal Bonds & Notes	—	5,955,179	—	5,955,179
Foreign Government Obligations	—	5,107,596	—	5,107,596
Exchange-Traded Funds	32,886,567	—	—	32,886,567
Options - Purchased	1,070,450	—	—	1,070,450
Registered Investment Companies	496,809	—	—	496,809
Short-Term Investment Securities:
Commercial Paper	—	680,000	—	680,000
Registered Investment Companies	118,438,782	—	—	118,438,782

Total Investments at Value	$712,530,796	$278,994,426	$—	$991,525,222

Other Financial Instruments:+
Futures Contracts	$3,188,542	$—	$—	$3,188,542

LIABILITIES
Other Financial Instruments:+
Futures Contracts	$140,427	$—	$—	$140,427

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

213

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Repurchase Agreements	54.6%
United States Treasury Notes	19.2
Federal National Mtg. Assoc.	15.9
Diversified Financial Services	4.2
United States Treasury Bonds	3.0
Diversified Banking Institutions	2.1
Banks-Commercial	1.6
Government National Mtg. Assoc.	0.7
Electric-Integrated	0.7
Airlines	0.7
Auto-Cars/Light Trucks	0.6
Real Estate Investment Trusts	0.5
Insurance-Life/Health	0.5
Federal Home Loan Mtg. Corp.	0.4
Telephone-Integrated	0.4
Options Purchased	0.4
Sovereign	0.3
Pipelines	0.3
Medical-Drugs	0.3
Oil Companies-Integrated	0.2
Banks-Super Regional	0.2
Computers	0.2
Regional Agencies	0.2
Cable/Satellite TV	0.2
Transport-Rail	0.2
Electronic Components-Semiconductors	0.2
Certificates of Deposit	0.2
Finance-Consumer Loans	0.2
Commercial Paper	0.1
Retail-Drug Store	0.1
Soap & Cleaning Preparation	0.1
Insurance-Multi-line	0.1
Municipal Bonds & Notes	0.1
Tobacco	0.1
Special Purpose Entities	0.1
Applications Software	0.1
Commercial Services-Finance	0.1
Chemicals-Diversified	0.1
Finance-Other Services	0.1
Enterprise Software/Service	0.1
Building Societies	0.1
Medical-Hospitals	0.1
Non-Hazardous Waste Disposal	0.1
Transport-Marine	0.1
Investment Management/Advisor Services	0.1

109.9%

*	Calculated as a percentage of net assets

Credit Quality#†

Aaa	76.1%
Aa	3.5
A	5.4
Baa	10.4
Ba	0.7
B	0.1
Not Rated@	3.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

214

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 4.1%
Diversified Financial Services — 4.1%
ALBA PLC FRS Series 2005-1, Class A3 0.49% due 11/25/2042(1)	GBP	624,703	$785,154
ALBA PLC FRS Series 2015-1, Class A 1.50% due 04/24/2049(1)	GBP	509,100	674,936
Ares Enhanced Loan Investment Strategy IR, Ltd. FRS Series 2013-IRAR, Class A1BR 2.71% due 07/23/2025*(2)		1,700,000	1,701,273
Auburn Securities 4 PLC FRS Series 4, Class A2 0.65% due 10/01/2041(1)	GBP	468,070	609,363
Babson CLO, Ltd. FRS Series 2014-IIA, Class AR 2.45% due 10/17/2026*(2)		500,000	501,841
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,419,845	1,438,316
BlueMountain CLO, Ltd. FRS Series 2013-3A, Class AR 2.20% due 10/29/2025*(2)(5)		1,000,000	1,000,000
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-5A, Class A1R 2.44% due 10/16/2025*(2)		800,000	799,595
CIFC Funding, Ltd. FRS Series 2012-3A, ClassA1R 2.51% due 01/29/2025*(2)		1,335,124	1,333,938
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 1.39% due 12/25/2036*		1,633,655	1,082,515
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 2.73% due 07/17/2033*		997,184	1,011,006
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 2.45% due 01/16/2026*(2)		2,700,000	2,701,949
Denali Capital CLO XI, Ltd. FRS Series 2015-1A, Class A1R 2.46% due 04/20/2027*(2)		400,000	399,798
Dryden Senior Loan Fund FRS Series 2012-25A, ClassAR 2.50% due 01/15/2025*(2)		1,538,517	1,541,214
Eurosail PLC FRS Series 2006-4X, Class A3C 0.51% due 12/10/2044(1)	GBP	359,920	467,131
Eurosail PLC FRS Series 2007-3A, Class A3C 1.24% due 06/13/2045*(1)	GBP	822,047	1,054,721
Eurosail PLC FRS Series 2007-3X, Class A3A 1.24% due 06/13/2045(1)	GBP	728,728	934,990
Eurosail PLC FRS Series 2007-3X, Class A3C 1.24% due 06/13/2045(1)	GBP	971,510	1,246,489
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 2.43% due 01/20/2026*(2)		2,100,000	2,098,940

Security Description			Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	$		2,100,000	$2,089,059
Fortress Credit Investments IV, Ltd. FRS Series 2015-4A, Class A 2.55% due 07/17/2023*(2)			257,890	257,957
Gemgarto PLC FRS Series 2015-1, Class A 1.26% due 02/16/2047(1)		GBP	80,034	105,792
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 2.41% due 10/22/2025*(2)(5)			1,900,000	1,900,000
Jamestown CLO III, Ltd. FRS Series 2013-3A, Class A1AR 2.44% due 01/15/2026*(2)			2,700,000	2,698,634
JMP Credit Advisors CLO III, Ltd. FRS Series 2014-1A, Class AR 2.54% due 10/17/2025*(2)			1,000,000	1,003,423
KVK CLO, Ltd. FRS Series 2013-2A, Class AR 2.45% due 01/15/2026*(2)			900,000	899,637
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.55% due 12/01/2060(1)		GBP	858,700	1,084,424
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.90% due 01/01/2061(1)		GBP	1,296,850	1,663,836
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)			1,800,000	1,840,643
MortgageIT Trust FRS Series 2005-2, Class 1A1 1.75% due 05/25/2035(1)			144,051	143,403
MP CLO V, Ltd. FRS Series 2014-1A, Class AR 2.55% due 07/18/2026*(2)			1,300,000	1,304,259
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.44% due 07/20/2026*(2)			1,100,000	1,099,445
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1R 2.43% due 01/17/2026*(2)			900,000	900,416
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 2.18% due 11/25/2065*			768,605	770,396
Progress Residential Trust FRS Series 2016-SFR1, Class A 2.73% due 09/17/2033*			994,429	1,010,156
Shackleton CLO, Ltd. FRS Series 2013-4A, Class AR 2.42% due 01/13/2025*(2)			400,000	399,797
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 2.68% due 02/17/2032*			1,800,000	1,861,023
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*			1,239,479	1,247,019

215

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.48% due 10/17/2026*(2)	$		2,300,000	$2,305,607
Thrones PLC FRS Series 2013-1, Class A 1.79% due 07/20/2044(1)		GBP	644,255	854,177
Uropa Securities PLC FRS Series 2008-1, Class A 0.49% due 06/10/2059(1)		GBP	930,069	1,176,779
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.50% due 10/10/2040(1)		GBP	400,000	482,694
Uropa Securities PLC FRS Series 2008-1, Class M1 0.64% due 06/10/2059(1)		GBP	215,145	267,269
Uropa Securities PLC FRS Series 2008-1, Class M2 0.84% due 06/10/2059(1)		GBP	168,053	206,063
Uropa Securities PLC FRS Series 2008-1, Class B 1.04% due 06/10/2059(1)		GBP	179,133	216,071
Venture XVI CLO, Ltd. FRS Series 2014-16A, Class A1R 2.42% due 04/15/2026*(2)			850,000	849,570
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 1.50% due 12/25/2045(1)			689,991	667,025

Total Asset Backed Securities (cost $50,133,829)				50,687,743

U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026			300,000	304,560

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030			700,000	688,625
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030			200,000	198,500
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027			400,521	416,542
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030			1,000,000	984,850
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030			1,000,000	992,500

				3,281,017

Security Description		Principal Amount**	Value (Note 2)

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	$	1,000,000	$1,077,532

Auto-Cars/Light Trucks — 0.6%
Daimler Finance North America LLC FRS Company Guar. Notes 1.63% due 03/02/2018*		390,000	390,706
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*		200,000	200,850
Ford Motor Credit Co. LLC FRS Senior Notes 1.74% due 09/08/2017		300,000	300,085
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020		146,000	149,285
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020		1,070,000	1,107,669
Hyundai Capital America Senior Notes 2.50% due 03/18/2019*		1,900,000	1,908,033
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020		400,000	403,306
Volkswagen Group of America Finance LLC FRS Company Guar. Notes 1.64% due 05/22/2018*		300,000	300,405
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*		2,200,000	2,205,872

			6,966,211

Banks-Commercial — 0.2%
HSBC USA, Inc. FRS Senior Notes 1.79% due 11/13/2019		200,000	200,228
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019		150,000	151,591
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020		880,000	897,805
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019		250,000	251,905
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020		12,000	12,051
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019		1,500,000	1,513,351

			3,026,931

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025		200,000	200,359

216

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.2%
Bank of America NA Senior Notes 1.75% due 06/05/2018	$	740,000	$741,242
Wells Fargo & Co. FRS Senior Notes 2.54% due 10/31/2023		1,900,000	1,938,644
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020		110,000	111,481
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		50,000	49,793

			2,841,160

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025		10,000	9,776

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025		60,000	62,853
Owens Corning Company Guar. Notes 4.20% due 12/01/2024		20,000	21,074

			83,927

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025		10,000	10,702

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020		450,000	465,396
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022		450,000	481,551
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*		1,100,000	1,140,406
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035		20,000	21,681

			2,109,034

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023		28,000	29,610
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		28,000	30,240

			59,850

Security Description		Principal Amount**	Value (Note 2)

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 3.40% due 12/03/2020*	$	800,000	$829,377

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		800,000	787,822
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026		50,000	54,023
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023		100,000	103,959

			945,804

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025		40,000	42,609

Computers — 0.2%
Apple, Inc. FRS Senior Notes 1.48% due 05/06/2019		200,000	200,951
Apple, Inc. Senior Notes 3.35% due 02/09/2027		600,000	616,528
Apple, Inc. Senior Notes 4.65% due 02/23/2046		500,000	561,848
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		1,100,000	1,386,994

			2,766,321

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022		489,000	531,869

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018		50,000	50,251
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022		30,000	31,133

			81,384

Diversified Banking Institutions — 0.9%
Bank of America Corp. FRS Senior Notes 1.80% due 08/25/2017		110,000	110,038
Bank of America Corp. Senior Notes 2.15% due 11/09/2020		1,400,000	1,398,964
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		600,000	608,676
Bank of America Corp. FRS Senior Notes 3.71% due 04/24/2028		700,000	708,012

217

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	$	1,090,000	$1,094,229
Citigroup, Inc. FRS Senior Notes 2.08% due 12/07/2018		1,340,000	1,349,527
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020		2,600,000	2,621,536
Citigroup, Inc. FRS Senior Notes 2.50% due 08/02/2021		1,000,000	1,019,359
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		750,000	786,485
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025		30,000	30,850
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024		1,300,000	1,350,953
Morgan Stanley Senior Notes 4.00% due 07/23/2025		60,000	62,952

			11,141,581

Electric-Integrated — 0.7%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025		550,000	565,432
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026		1,600,000	1,623,296
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046		1,700,000	1,667,909
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026		1,000,000	967,562
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024		100,000	105,428
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045		1,060,000	1,180,628
Entergy Corp. Senior Notes 4.00% due 07/15/2022		40,000	42,469
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028		1,900,000	1,839,323
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025		30,000	31,049

			8,023,096

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*		1,000,000	1,026,375

Security Description		Principal Amount**	Value (Note 2)

Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 4.10% due 05/11/2047	$	1,200,000	$1,247,324

			2,273,699

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025		12,000	12,396

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025		700,000	707,585

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019		1,090,000	1,098,258
Synchrony Financial Senior Notes 2.70% due 02/03/2020		12,000	12,103
Synchrony Financial FRS Senior Notes 4.50% due 07/23/2025		860,000	895,145

			2,005,506

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 1.67% due 08/15/2019		300,000	301,566
American Express Credit Corp. FRS Senior Notes 1.95% due 11/05/2018		160,000	161,295

			462,861

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025		25,000	25,496

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021		700,000	740,886
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020		50,000	51,067

			791,953

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024		100,000	106,061

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022		20,000	20,760
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046		550,000	534,408

			555,168

218

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	$	50,000	$53,735

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026		20,000	20,728

Insurance-Life/Health — 0.5%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*		200,000	201,539
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*		1,090,000	1,100,328
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*		1,070,000	1,081,732
Principal Life Global Funding II FRS Senior Sec. Notes 1.70% due 12/01/2017*		1,350,000	1,352,082
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*		400,000	400,329
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*		120,000	120,586
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*		1,600,000	1,643,910

			5,900,506

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045		10,000	10,092
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*		150,000	149,790
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		200,000	202,007
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*		1,230,000	1,242,021

			1,603,910

Insurance-Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026		50,000	51,761
First American Financial Corp. Senior Notes 4.60% due 11/15/2024		20,000	20,696

			72,457

Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022		550,000	569,046

Security Description		Principal Amount**	Value (Note 2)

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	$	12,000	$12,258

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020		10,000	10,122
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022		30,000	30,525
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025		30,000	30,290

			70,937

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		20,000	20,601

Medical-Drugs — 0.1%
Johnson & Johnson Senior Notes 3.63% due 03/03/2037		1,100,000	1,142,433

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024		20,000	20,771
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021		310,000	318,079

			338,850

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046		700,000	663,962

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022		600,000	627,635

Pipelines — 0.3%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019		100,000	99,375
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025		100,000	100,998
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026		40,000	41,959
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026		700,000	709,643
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		600,000	668,103
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024		1,600,000	1,798,488

			3,418,566

219

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	$	100,000	$106,458
American Tower Corp. Senior Notes 2.25% due 01/15/2022		1,200,000	1,185,929
American Tower Corp. Senior Notes 3.38% due 10/15/2026		1,200,000	1,186,166
American Tower Corp. Senior Notes 4.00% due 06/01/2025		690,000	716,076
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026		290,000	309,337
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022		900,000	984,602
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		800,000	894,490
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022		810,000	854,237
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	523,065

			6,760,360

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025		30,000	31,473

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*		12,000	11,940

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025		20,000	21,183
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018		200,000	206,847

			228,030

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026		1,700,000	1,703,845

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*		1,070,000	1,081,814

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 2.23% due 06/30/2020		90,000	91,126
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		200,000	202,395

Security Description		Principal Amount**	Value (Note 2)

Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	$	50,000	$49,255
AT&T, Inc. Senior Notes 4.90% due 08/14/2037		1,600,000	1,591,701
AT&T, Inc. Senior Notes 5.25% due 03/01/2037		1,200,000	1,256,012
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021		100,000	103,602
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024		1,400,000	1,469,925

			4,764,016

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022		20,000	21,238
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023		100,000	110,718

			131,956

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047		2,300,000	2,418,229
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045		20,000	21,689

			2,439,918

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025		20,000	20,790

Total U.S. Corporate Bonds & Notes (cost $81,429,259)			82,963,591

FOREIGN CORPORATE BONDS & NOTES — 3.9%
Airlines — 0.4%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*		799,494	825,478
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*		2,733,572	2,740,780
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*(5)		1,000,000	1,013,836

			4,580,094

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	19,908

220

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	$	200,000	$204,931

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 2.19% due 06/01/2021*		900,000	911,371
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*		2,100,000	2,182,036
Bank of Montreal Notes 1.75% due 06/15/2022*		1,500,000	1,476,075
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.77% due 03/05/2018*		400,000	400,851
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*		200,000	200,617
Commonwealth Bank of Australia FRS Senior Notes 1.49% due 09/08/2017*		300,000	300,084
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026		1,000,000	1,014,133
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022		1,600,000	1,704,851
Credit Suisse AG FRS Senior Notes 2.00% due 04/27/2018		680,000	682,620
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,645,706
ING Bank NV FRS Notes 1.80% due 03/16/2018*		400,000	400,788
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	208,291
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	1,005,250
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	142,605
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	862,805
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021		1,000,000	985,890
Swedbank AB Senior Notes 2.20% due 03/04/2020*		370,000	371,190

Security Description		Principal Amount**	Value (Note 2)

Banks-Commercial (continued)
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	$	700,000	$695,346

			16,190,509

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	202,258

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*		700,000	701,237

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*		400,000	436,977

Diversified Banking Institutions — 1.2%
Barclays PLC FRS Senior Notes 3.29% due 08/10/2021		1,900,000	1,994,713
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	951,913
Barclays PLC Senior Notes 4.34% due 01/10/2028		800,000	833,561
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		2,000,000	2,093,668
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	253,615
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,563,164
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021		1,700,000	1,787,912
HSBC Holdings PLC FRS Senior Notes 2.80% due 01/05/2022		500,000	516,280
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	590,036
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	820,330
UBS AG FRS Senior Notes 1.56% due 08/14/2017		250,000	250,030
UBS Group Funding Jersey, Ltd. Company Guar. Notes 2.65% due 02/01/2022*		1,600,000	1,599,395
UBS Group Funding Jersey, Ltd. FRS Company Guar. Notes 2.84% due 02/01/2022*		900,000	927,952

221

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	$	550,000	$582,532

			14,765,101

Electric-Integrated — 0.0%
E.ON International Finance BV Company Guar. Notes 5.80% due 04/30/2018*		300,000	308,421

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Notes 4.75% due 06/15/2025		20,000	21,638

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*		200,000	200,550

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		10,000	10,412

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019		1,000,000	998,991
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		400,000	399,252
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		500,000	493,749

			1,891,992

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,003

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC FRS Company Guar. Notes 1.61% due 02/13/2018		213,000	213,440
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		800,000	866,000
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046		700,000	706,857
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024		1,100,000	1,124,106

			2,910,403

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,624,276

Security Description		Principal Amount**	Value (Note 2)

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	$	700,000	$697,761
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*		1,000,000	992,737

			1,690,498

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*		20,000	20,744
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		40,000	41,782
Imperial Brands Finance PLC Company Guar. Notes 4.25% due 07/21/2025*		850,000	897,863

			960,389

Transport-Marine — 0.1%
AP Moeller - Maersk A/S Senior Notes 3.75% due 09/22/2024*		600,000	605,495

Total Foreign Corporate Bonds & Notes (cost $47,659,622)			48,335,092

U.S. GOVERNMENT AGENCIES — 17.0%
Federal Home Loan Mtg. Corp. — 0.4%
1.25% due 10/02/2019		2,000,000	1,991,160
2.38% due 01/13/2022		200,000	204,504
4.66% due 09/15/2043 STRIPS(1)(6)		2,438,022	493,955
Federal Home Loan Mtg. Corp. REMIC
Series 4579, Class FD
1.40% due 01/15/2038 FRS(1)		1,991,290	1,982,509
Series 4579, Class SD 1.61% due 01/15/2038 VRS(1)(6)		1,991,290	115,750

			4,787,878

Federal National Mtg. Assoc. — 15.9%
1.88% due 09/18/2018		900,000	905,881
3.00% due August TBA		1,500,000	1,502,344
3.00% due September 30 TBA		15,000,000	15,000,586
3.50% due 09/13/2047		142,000,000	145,965,807
3.50% due October 16 TBA		7,000,000	7,184,287
3.70% due 09/01/2034		955,006	996,009
4.00% due 07/01/2045		2,586,711	2,724,655
4.00% due 07/01/2045		1,720,235	1,812,059
4.00% due 02/01/2046		3,539,146	3,727,053
4.00% due 09/01/2046		4,037,240	4,251,514
4.50% due September 30 TBA		6,600,000	7,078,425
Federal National Mtg. Assoc. REMIC
Series 2012-113, Class PF
1.58% due 10/25/2040 FRS(1)		1,043,248	1,038,458
Series 2007-85, Class FL
1.77% due 09/25/2037 FRS(1)		3,345,518	3,354,793
3.00% due 03/25/2028(1)		1,706,712	163,371

			195,705,242

222

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 0.7%
Government National Mtg. Assoc. REMIC
Series 2016-H10, Class FJ 1.68% due 04/20/2066 FRS(1)	$	368,084	$368,945
Series 2014-H02, Class FB 1.73% due 12/20/2063 FRS(1)		939,080	942,620
Series 2016-H11, Class F 1.88% due 05/20/2066 FRS(1)		2,727,622	2,748,368
Series 2016-H14, Class FA 1.88% due 06/20/2066 FRS(1)		1,555,275	1,567,445
Series 2016-H17, Class FC 1.91% due 08/20/2066 FRS(1)		3,507,618	3,540,479

			9,167,857

Total U.S. Government Agencies (cost $209,720,700)			209,660,977

U.S. GOVERNMENT TREASURIES — 22.2%
United States Treasury Bonds — 3.0%
zero coupon due 02/15/2043 STRIPS		15,000,000	7,039,170
1.00% due 02/15/2046 TIPS(7)		5,577,336	5,553,432
2.88% due 05/15/2043		300,000	299,906
2.88% due 11/15/2046		290,000	288,278
3.00% due 05/15/2047		3,800,000	3,876,445
3.13% due 02/15/2042		250,000	262,285
4.25% due 05/15/2039		5,900,000	7,337,895
4.38% due 11/15/2039		4,700,000	5,946,783
4.38% due 05/15/2040		1,300,000	1,646,633
4.50% due 08/15/2039		3,450,000	4,437,159

			36,687,986

United States Treasury Notes — 19.2%
0.38% due 01/15/2027 TIPS(7)		2,532,775	2,499,454
0.38% due 07/15/2027 TIPS(7)		8,903,916	8,812,001
1.25% due 04/30/2019		4,800,000	4,792,502
1.50% due 03/31/2023		6,640,000	6,481,523
1.50% due 08/15/2026		2,100,000	1,969,078
1.63% due 05/15/2026		4,559,000	4,331,406
1.75% due 02/28/2022		2,500,000	2,495,020
1.88% due 03/31/2022		37,800,000	37,912,228
1.88% due 04/30/2022		9,500,000	9,523,380
1.88% due 07/31/2022		3,200,000	3,206,374
1.88% due 08/31/2022		61,400,000	61,457,593
2.00% due 12/31/2021		2,600,000	2,624,578
2.00% due 11/15/2026		7,635,000	7,458,738
2.25% due 04/30/2021		1,100,000	1,123,504
2.25% due 02/15/2027		74,900,000	74,657,174
2.50% due 05/15/2024		7,300,000	7,494,479

			236,839,032

Total U.S. Government Treasuries (cost $275,029,228)			273,527,018

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047		600,000	585,000
State of Kuwait Senior Bonds 3.50% due 03/20/2027*		1,000,000	1,021,250

Security Description			Shares/ Principal Amount**	Value (Note 2)

Sovereign (continued)
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*	$		2,400,000	$2,363,681

Total Foreign Government Obligations (cost $3,963,411)				3,969,931

MUNICIPAL BONDS & NOTES — 0.1%
City of Chicago, IL General Obligation Bonds Series B 6.31% due 01/01/2044			800,000	797,888
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029			600,000	650,430

Total Municipal Bonds & Notes (cost $1,306,622)				1,448,318

OPTIONS - PURCHASED(8) — 0.5%
Exchange-Traded Put Options — Purchased			2,697	4,758,940
Over the Counter Purchased Interest Rate Floor Options Contracts(5)			105,900,000	—
Over the Counter Purchased Straddle Options			600,000	46,999
Over the Counter Purchased Options on Interest Rate Swap Contracts(5)			49,700,000	1,533,271

Total Options - Purchased (cost $9,269,557)				6,339,210

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten FRS 6.50% due 12/29/2017(9)		EUR	900,000	1,265,080

Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 12/31/2020*(5)(9)			500,000	469,770

Pipelines — 0.0%
TransCanada Trust FRS Company Guar. Notes 5.30% due 03/15/2077			400,000	414,000

Total Preferred Securities/Capital Securities (cost $1,940,159)				2,148,850

Total Long-Term Investment Securities (cost $680,452,387)				679,080,730

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Certificates of Deposit — 0.2%
Natixis SA NY FRS 1.98% due 09/25/2017			2,200,000	2,202,385

223

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper — 0.1%
Barclays Bank PLC NY FRS 1.95% due 11/06/2017 $	1,700,000	$1,703,271
Sumitomo Mitsui Trust Bank, Ltd. FRS 2.01% due 10/06/2017	400,000	400,529

		2,103,800

Total Short-Term Investment Securities (cost $4,300,000)		4,306,185

REPURCHASE AGREEMENTS — 54.6%
Agreement with J.P. Morgan Chase, bearing interest at 1.16%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $284,209,158 collateralized by $290,168,000 of United States Treasury Notes, bearing interest at 1.50% due 07/15/2020 and having an approximate value of $290,618,391	284,200,000	284,200,000
Agreement with Credit Suisse First Boston, bearing interest at 1.16%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $284,209,158 collateralized by $290,211,000 of United States Treasury Notes, bearing interest at 0.75% due 10/31/2017 having an approximate value of $291,043,399	284,200,000	284,200,000

Security Description	Principal Amount**	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
Agreement with Toronto-Dominion Bank, bearing interest at 1.16%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $105,003,383 collateralized by $114,320,000 of United States Treasury Notes, bearing interest at 1.50% due 08/15/2026 and having an approximate value of $108,967,361	$105,000,000	$105,000,000

Total Repurchase Agreements (cost $673,400,000)		$673,400,000

TOTAL INVESTMENTS (cost $1,358,152,387) (10)	109.9%	1,356,786,915
Liabilities in excess of other assets	(9.9)	(122,580,793)

NET ASSETS	100.0%	$1,234,206,122

FORWARD SALES CONTRACTS — (0.0)%
United States Treasury Notes — (0.0)%
2.38% due 05/15/2027 (proceeds $(903,698))	(900,000)	$(906,433)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $85,733,963 representing 7.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(4)	Commercial Mortgage Backed Security
(5)	Illiquid security. At July 31, 2017, the aggregate value of these securities was $4,903,041 representing 0.40% of net assets.
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	Options — Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts (000’s)	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	March 2018	$98.25	720	$66,960	$40,500	$(26,460)
S&P 500 Index	June 2018	1,675	659	999,100	543,675	(455,425)
S&P 500 Index	June 2018	1,925	659	2,133,255	1,271,870	(861,385)
S&P 500 Index	June 2018	2,175	659	4,432,320	2,902,895	(1,529,425)

				$7,631,635	$4,758,940	$(2,872,695)

Over the Counter Purchased Interest Rate Floor Option Contracts
Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate floor swap with Barclays for the right to receive the floor of the USISDA10 Index value with an initial value of 2.153% versus the Maximum of [0.15%-(Final Index value of USISDA30-Final Index value of USISDA10)] or 0	November 2017	0.15%	$105,900	$95,310	$—	$(95,310)

224

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Over the Counter Purchased Straddle Options
Issue	Expiration Month	Strike Rate(1)	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation / (Depreciation)
Call option to enter a straddle option with Morgan Stanley for the right to receive a fixed rate of 8.72% versus 30 year Forward Volatility Agreement maturing on 03/23/2018	September 2017	0.00%	$600	$52,320	$46,999	$(5,321)

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Over the Counter Purchased Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	November 2018	1.65%	$24,200	$137,336	$72,160	$(65,176)
Put option to enter into an interest rate swap with Goldman Sachs for the right to pay a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	2.30	9,700	921,500	1,191,186	269,686
Put option to enter into an interest rate swap with Goldman Sachs for the right to pay a fixed rate of 1.08% versus U.S. Treasury Bonds maturing on 09/06/2017	September 2017	1.08	12,500	131,155	24,475	(106,680)
Put option to enter into an interest rate swap with Morgan Stanley for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 11/07/2019	November 2019	2.75	3,300	300,300	245,450	(54,850)

				$1,490,291	$1,533,271	$42,980

(9)	Perpetual maturity—maturity date reflects the next call date.
(10)	See Note 3 for cost of investments on a tax basis.
CLO	— Collateralized Loan Obligation
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities

Over the Counter Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 11/15/2018	November 2018	2.00%	$5,200	$137,222	$70,447	$66,775
Put option to enter into an interest rate swap with Goldman Sachs for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	October 2019	2.00%	48,500	921,500	1,327,959	(406,459)
Put option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 2.50% versus U.S. Treasury Bonds maturing on 11/07/2019	November 2019	2.50%	16,500	300,300	268,742	31,558

225

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Over the Counter Written Options on Interest Rate Swap Contracts — (continued)
Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Put option to enter into an interest rate swap with Barclays for the right to receive a fixed rate of 2.94% versus U.S. Treasury Bonds maturing on 09/06/2017	September 2017	2.94%	$15,400	$130,900	$123	$130,777

				$1,489,922	$1,667,271	$(177,349)

Over the Counter Written Interest Rate Floor Option Contracts
Issue	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate floor swap with Barclays for the right to receive the floor of the USISDA30 Index value with an initial value of 2.418% versus the Maximum of [0.04%-(Final Index value of USISDA30-Final Index value of USISDA10)] or 0	November 2017	0.04%	$211,800	$110,136	$—	$110,136

Exchange-Traded Call Options — Written
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	March 2018	$98.75	720	$80,403	$22,500	$57,903

Exchange-Traded Put Options — Written
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
United States 10 Year Treasury Notes Futures	August 2017	$124.00	236	$58,636	$14,868	$43,768

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
6,165	Long	S&P 500 E-Mini Index	September 2017	$749,199,182	$760,761,000	$11,561,818
34	Long	U.S. Treasury Ultra Long Bonds	September 2017	5,635,553	5,593,000	(42,553)
865	Long	Russell 2000 Mini Index	September 2017	61,101,159	61,605,300	504,141
115	Long	U.S. Treasury 10 Year Notes	September 2017	14,474,875	14,477,422	2,547
48	Long	U.S. Treasury 5 Year Notes	September 2017	5,660,625	5,671,125	10,500
43	Short	Euro Bund	September 2017	8,362,365	8,243,808	118,557
54	Short	Euro-Oat	September 2017	9,546,834	9,510,794	36,040
548	Short	90 Day Euro Dollar	June 2019	133,904,736	134,486,050	(581,314)
335	Short	90 Day Euro Dollar	December 2019	81,740,289	82,112,688	(372,399)

						$11,237,337

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	MXN	42,811,999	USD	2,212,363	08/08/2017	$—	$(190,137)
	USD	2,383,467	AUD	3,115,000	08/15/2017	108,135	—

						108,135	(190,137)

Barclays Bank PLC	EUR	1,506,000	USD	1,716,192	08/02/2017	—	(66,611)
	KRW	10,916,226,400	USD	9,628,000	09/18/2017	—	(121,403)
	USD	2,185,891	MXN	42,149,000	08/08/2017	179,403	—

						179,403	(188,014)

226

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	AUD	6,434,000	USD	5,094,724	08/15/2017	$—	$(51,654)
	EUR	2,072,000	USD	2,409,049	08/02/2017	—	(43,785)
	USD	2,464,830	CHF	2,355,000	08/15/2017	—	(27,517)
	USD	5,155,400	NZD	6,932,000	08/15/2017	49,283	—

						49,283	(122,956)

Goldman Sachs Bank USA	CAD	342,000	USD	263,455	08/02/2017	—	(10,863)
	CHF	2,342,000	USD	2,451,339	08/15/2017	27,480	—
	EUR	124,000	USD	144,559	08/02/2017	—	(2,232)
	GBP	9,284,000	USD	12,086,219	08/02/2017	—	(163,094)
	GBP	8,862,000	USD	11,657,562	09/05/2017	—	(47,992)
	NZD	6,708,000	USD	4,898,208	08/15/2017	—	(138,292)
	USD	2,721,649	EUR	2,389,000	08/02/2017	106,450	—
	USD	12,192,250	GBP	9,284,000	08/02/2017	57,065	—
	USD	9,413,767	JPY	1,053,200,000	08/02/2017	139,501	—
	USD	2,521,420	AUD	3,285,000	08/15/2017	106,160	—

						436,656	(362,473)

Net Unrealized Appreciation/(Depreciation)						$773,477	$(863,580)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— British Pound Sterling
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

Over the Counter Total Return Swap Contracts@
						Value
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	22,228	08/24/2017	(3 Month USD LIBOR-BBA plus 6 bps	)	MSCI EAFE Index	$—	$584,933
Merrill Lynch International	39,562	08/24/2017	(3 Month USD LIBOR-BBA plus 11 bps	)	MSCI EAFE Index	—	1,041,066
Merrill Lynch International	55,833	05/09/2018	(3 Month USD LIBOR-BBA plus 10 bps	)	MSCI EAFE Index	—	2,546,276
Merrill Lynch International	20,092	05/23/2018	(3 Month USD LIBOR-BBA plus 8 bps	)	MSCI EAFE Index	—	564,474
Merrill Lynch International	48,214	06/07/2018	(3 Month USD LIBOR-BBA plus 9 bps	)	MSCI EAFE Index	—	902,320

						$—	$5,639,069

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	6,900	12/16/2046	3 Month CDOR-BBA	1.750%	$823,497	$269,109
EUR	6,600	02/03/2037	2.050%	6 Month USD EURIBOR-BBA	—	(97,727)
GBP	8,000	09/20/2027	6 Month USD LIBOR-BBA	1.500%	(119,849)	(70,122)
GBP	2,500	02/01/2037	6 Month USD LIBOR-BBA	2.040%	735	(29,000)
GBP	3,500	02/01/2037	6 Month USD LIBOR-BBA	2.050%	—	(43,395)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(65,315)

227

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@ — (continued)
			Rates Exchanged		Value
	Notional Amount (000’s)	Termination Date	Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	$(1,710)	$(4,132)
USD	5,900	12/21/2026	3 Month USD LIBOR-BBA	1.750%	37,954	208,610
USD	4,700	12/21/2026	3 Month USD LIBOR-BBA	1.750%	(106,376)	294,063
USD	76,700	06/21/2027	3 Month USD LIBOR-BBA	1.500%	6,395,759	(1,122,863)
USD	5,400	12/20/2047	3 Month USD LIBOR-BBA	2.750%	(196,474)	24,197

				Total	$6,833,536	$(636,575)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection@ (4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at July 31, 2017(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2021	0.4905%	$16,900	$239,573	$124,673
CDX North American Investment Grade Index	1.000%	06/20/2021	0.4100%	3,400	35,520	40,351
iTraxx Europe Index	1.000%	06/20/2022	0.5225%	8,400	(135,285)	(93,017)
CDX North American Investment Grade Index	1.000%	06/20/2022	0.5738%	54,700	938,742	147,163

					$1,078,550	$219,170

@	Illiquid security. At July 31, 2017, the aggregate value of these securities was $13,133,750 representing 1.1% of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA	— British Banking Association
CDOR	— Canadian Dollar Offered Rate
EUR	— Euro Currency
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

228

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$49,249,427	$1,438,316	$50,687,743
U.S. Corporate Bonds & Notes	—	82,963,591	—	82,963,591
Foreign Corporate Bonds & Notes	—	48,335,092	—	48,335,092
U.S. Government Agencies	—	209,660,977	—	209,660,977
U.S. Government Treasuries	—	273,527,018	—	273,527,018
Foreign Government Obligations	—	3,969,931	—	3,969,931
Municipal Bonds & Notes	—	1,448,318	—	1,448,318
Options — Purchased	4,758,940	1,580,270	—	6,339,210
Preferred Securities/Capital Securities	—	2,148,850	—	2,148,850
Short-Term Investment Securities	—	4,306,185	—	4,306,185
Repurchase Agreements	—	673,400,000	—	673,400,000

Total Investments at Value	$4,758,940	$1,350,589,659	$1,438,316	$1,356,786,915

Other Financial Instruments:+
Over the Counter Written Options on Interest Rate Swap Contracts	$—	$229,110	$—	$229,110
Over the Counter Written Options on Interest Rate Floor Contracts	—	110,136	—	110,136
Exchange-Traded Call Options — Written	57,903	—	—	57,903
Exchange-Traded Put Options — Written	43,768	—	—	43,768
Futures Contracts	12,233,603	—	—	12,233,603
Forward Foreign Currency Contracts	—	773,477	—	773,477
Over the Counter Total Return Swap Contracts	—	5,639,069	—	5,639,069
Centrally Cleared Interest Rate Swap Contracts	—	795,979	—	795,979
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	312,187	—	312,187

Total Other Financial Instruments	$12,335,274	$7,859,958	$—	$20,195,232

LIABILITIES:
Investments at Value:*
Forward Sales Contracts	$—	$906,433	$—	$906,433

Other Financial Instruments:+
Over the Counter Written Options on Interest Rate Swap Contracts	$—	$406,459	$—	$406,459
Futures Contracts	996,266	—	—	996,266
Forward Foreign Currency Contracts	—	863,580	—	863,580
Centrally Cleared Interest Rate Swap Contracts	—	1,432,554	—	1,432,554
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	—	93,017	—	93,017

Total Other Financial Instruments	$996,266	$2,795,610	$—	$3,791,876

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

229

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	13.3%
United States Treasury Notes	10.2
Time Deposits	6.9
Oil Companies-Exploration & Production	4.7
Medical-Drugs	3.8
Banks-Fiduciary	3.6
Banks-Super Regional	3.4
Oil Companies-Integrated	2.8
Cable/Satellite TV	2.5
Insurance Brokers	2.4
Retail-Drug Store	2.2
Banks-Commercial	2.0
Oil-Field Services	2.0
Enterprise Software/Service	1.7
Electronic Components-Semiconductors	1.5
Diversified Manufacturing Operations	1.4
Cruise Lines	1.4
Auto-Cars/Light Trucks	1.3
Telephone-Integrated	1.3
Finance-Investment Banker/Broker	1.2
Medical Products	1.2
Aerospace/Defense	1.2
Agricultural Chemicals	1.2
E-Commerce/Products	1.1
Electric-Integrated	1.1
Networking Products	1.1
Medical Instruments	1.0
Real Estate Investment Trusts	1.0
Insurance-Multi-line	1.0
Computer Services	1.0
Building Products-Air & Heating	0.9
Tobacco	0.9
Television	0.9
Semiconductor Components-Integrated Circuits	0.8
Telecommunication Equipment	0.8
Medical-Biomedical/Gene	0.8
Insurance-Life/Health	0.7
Transport-Rail	0.7
Medical-Wholesale Drug Distribution	0.7
Telecom Equipment-Fiber Optics	0.7
Retail-Building Products	0.7
Food-Misc./Diversified	0.6
Diversified Minerals	0.6
Cellular Telecom	0.6
Multimedia	0.5
Medical-HMO	0.5
Apparel Manufacturers	0.5
Commercial Services-Finance	0.5
Transport-Equipment & Leasing	0.5
Applications Software	0.4
United States Treasury Bonds	0.4
Investment Management/Advisor Services	0.4
Private Equity	0.4
U.S. Government Treasuries	0.3
Machinery-Construction & Mining	0.3
Pipelines	0.3
E-Commerce/Services	0.3
Brewery	0.3
Insurance-Mutual	0.3
Finance-Credit Card	0.2
Broadcast Services/Program	0.2

Commercial Services	0.2%
Finance-Leasing Companies	0.2
Computers	0.2
Medical Labs & Testing Services	0.2
Insurance-Reinsurance	0.2
Transport-Services	0.2
Oil & Gas Drilling	0.2
Computers-Memory Devices	0.1
Internet Security	0.1
Drug Delivery Systems	0.1
Chemicals-Diversified	0.1
Therapeutics	0.1
Retail-Auto Parts	0.1
Metal Processors & Fabrication	0.1
Electronic Parts Distribution	0.1
Options Purchased	0.1
Medical-Generic Drugs	0.1
Gas-Distribution	0.1
Internet Content-Information/News	0.1
Aerospace/Defense-Equipment	0.1

99.9%

*	Calculated as a percentage of net assets

230

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 64.2%
Aerospace/Defense — 1.1%
General Dynamics Corp.	77,412	$15,198,298

Agricultural Chemicals — 1.2%
Agrium, Inc.	67,042	6,710,904
Mosaic Co.	406,619	9,815,783

		16,526,687

Apparel Manufacturers — 0.5%
Michael Kors Holdings, Ltd.†	211,580	7,709,975

Auto-Cars/Light Trucks — 1.0%
General Motors Co.	393,060	14,142,299

Banks-Commercial — 0.8%
BB&T Corp.	89,131	4,217,679
First Horizon National Corp.	414,218	7,219,820

		11,437,499

Banks-Fiduciary — 3.5%
Citizens Financial Group, Inc.	650,677	22,825,749
Northern Trust Corp.	112,998	9,888,455
State Street Corp.	186,104	17,350,476

		50,064,680

Banks-Super Regional — 3.3%
Comerica, Inc.	159,715	11,548,992
Fifth Third Bancorp	608,644	16,250,795
KeyCorp	3,164	57,078
PNC Financial Services Group, Inc.	151,857	19,559,182

		47,416,047

Building Products-Air & Heating — 0.9%
Johnson Controls International PLC	336,704	13,114,621

Cable/Satellite TV — 1.8%
Charter Communications, Inc., Class A†	26,657	10,447,145
Comcast Corp., Class A	384,096	15,536,683

		25,983,828

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	233,149	6,919,862

Commercial Services-Finance — 0.5%
PayPal Holdings, Inc.†	117,068	6,854,331

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A	199,686	13,842,234

Cruise Lines — 1.4%
Carnival Corp.	291,386	19,458,757

Diversified Banking Institutions — 12.2%
Bank of America Corp.	1,688,783	40,733,446
Citigroup, Inc.	768,061	52,573,775
Goldman Sachs Group, Inc.	53,891	12,143,259
JPMorgan Chase & Co.	416,299	38,216,248
Morgan Stanley	657,495	30,836,516

		174,503,244

Diversified Manufacturing Operations — 1.3%
General Electric Co.	287,609	7,365,666
Ingersoll-Rand PLC	129,493	11,379,845

		18,745,511

Diversified Minerals — 0.6%
BHP Billiton, Ltd.	383,257	7,925,755

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 1.0%
eBay, Inc.†	$390,617	$13,956,745

Electric-Integrated — 0.9%
FirstEnergy Corp.	140,358	4,478,824
PG&E Corp.	117,874	7,978,891

		12,457,715

Electronic Components-Semiconductors — 0.7%
Intel Corp.	284,456	10,089,654

Enterprise Software/Service — 1.6%
Oracle Corp.	469,544	23,444,332

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	268,907	11,536,110

Food-Misc./Diversified — 0.6%
Mondelez International, Inc., Class A	203,675	8,965,773

Insurance Brokers — 2.3%
Aon PLC	111,185	15,362,431
Marsh & McLennan Cos., Inc.	103,783	8,091,961
Willis Towers Watson PLC	60,358	8,986,099

		32,440,491

Insurance-Multi-line — 0.5%
Voya Financial, Inc.	181,307	7,114,487

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	41,534	4,732,799

Medical Instruments — 0.8%
Medtronic PLC	138,805	11,655,456

Medical Products — 0.8%
Baxter International, Inc.	193,172	11,683,043

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	37,325	6,513,586

Medical-Drugs — 3.6%
Merck & Co., Inc.	228,359	14,587,573
Novartis AG	142,061	12,105,927
Pfizer, Inc.	457,775	15,179,819
Sanofi	106,888	10,213,829

		52,087,148

Medical-HMO — 0.5%
Anthem, Inc.	41,990	7,818,958

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	130,455	10,078,953

Multimedia — 0.5%
Time Warner, Inc.	77,256	7,912,560

Networking Products — 1.1%
Cisco Systems, Inc.	479,826	15,090,528

Oil Companies-Exploration & Production — 4.5%
Apache Corp.	372,490	18,430,805
Canadian Natural Resources, Ltd.	468,070	14,315,227
Devon Energy Corp.	455,343	15,167,475
Occidental Petroleum Corp.	275,504	17,061,963

		64,975,470

Oil Companies-Integrated — 2.5%
Exxon Mobil Corp.	90,097	7,211,364
Royal Dutch Shell PLC, Class A	654,603	18,422,369
TOTAL SA	191,313	9,729,426

		35,363,159

231

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services — 1.7%
Baker Hughes, a GE Company	228,311	$8,422,393
TechnipFMC PLC†	560,657	16,001,151

		24,423,544

Retail-Building Products — 0.6%
Kingfisher PLC	2,176,752	8,455,190

Retail-Drug Store — 2.1%
CVS Health Corp.	149,874	11,979,429
Walgreens Boots Alliance, Inc.	227,945	18,388,323

		30,367,752

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	218,512	11,622,653

Telecommunication Equipment — 0.8%
Juniper Networks, Inc.	394,487	11,025,912

Telephone-Integrated — 0.6%
Orange SA	130,140	2,190,730
Verizon Communications, Inc.	123,417	5,973,383

		8,164,113

Television — 0.2%
CBS Corp., Class B	45,812	3,015,804

Tobacco — 0.9%
Philip Morris International, Inc.	110,143	12,854,790

Transport-Rail — 0.7%
CSX Corp.	203,900	10,060,426

Total Common Stocks (cost $789,695,007)		917,750,779

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15%	40,900	2,500,013

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	39,728

Total Convertible Preferred Securities (cost $2,502,039)		2,539,741

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85% (cost $30,000)	1,200	33,048

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(1) (cost $200,000)	$200,000	203,976

CONVERTIBLE BONDS & NOTES — 5.6%
Applications Software — 0.4%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	2,747,000	3,267,213
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,738,768

Security Description	Principal Amount	Value (Note 2)
Applications Software (continued)
RealPage, Inc. Senior Notes 1.50% due 11/15/2022*	$626,000	$711,684

		5,717,665

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 1.75% due 09/30/2046*	2,371,000	2,931,149

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026*	3,375,000	4,193,437

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	2,363,000	2,779,479

Computers-Memory Devices — 0.1%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,104,079

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*(5)	171,000	232,049

Drug Delivery Systems — 0.1%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022*	1,866,000	1,840,343

E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,535,958

Electronic Components-Semiconductors — 0.5%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	2,130,000	2,358,975
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	2,516,000	2,706,272
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,967,000	2,114,525
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022*	510,000	549,525

		7,729,297

Finance-Credit Card — 0.2%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022*	2,895,000	3,247,828

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(5)	5,346,000	5,275,753

232

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
CONVERTIBLE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	$837,000	$840,662

		6,116,415

Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	2,832,000	3,591,330

Internet Content-Information/News — 0.1%
WebMD Health Corp. Notes 2.63% due 06/15/2023	925,000	923,844

Internet Security — 0.1%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,108,000	1,044,290
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,108,000	1,006,203

		2,050,493

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,470,027

Medical Products — 0.3%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020	3,684,000	4,017,862

Medical-Biomedical/Gene — 0.3%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,814,855
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	988,804

		3,803,659

Medical-Drugs — 0.0%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022*	648,000	650,835

Multimedia — 0.0%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	440,000	497,200

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024*	868,000	683,008

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026*	778,000	735,210

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	$830,000	$810,806

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	523,000	520,385

Telecom Equipment-Fiber Optics — 0.7%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	321,440
Finisar Corp. Senior Notes 0.50% due 12/15/2036*	855,000	852,328
Viavi Solutions, Inc. Senior Notes 0.63% due 08/15/2033	5,717,000	6,431,625
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024*	1,625,000	1,740,781

		9,346,174

Television — 0.7%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	8,041,452
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046*	1,673,000	1,797,429

		9,838,881

Therapeutics — 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024*	1,623,000	1,654,446

Total Convertible Bonds & Notes (cost $73,829,335)		80,021,859

U.S. CORPORATE BONDS & NOTES — 9.0%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	217,334
Northrop Grumman Corp. Senior Notes 1.75% due 06/01/2018	1,705,000	1,707,049

		1,924,383

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	804,000	828,343

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,138

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	51,470	52,965

233

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	$54,827	$56,472

		109,437

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	121,426

Auto-Cars/Light Trucks — 0.3%
Ford Motor Credit Co. LLC Senior Notes 1.72% due 12/06/2017	2,200,000	2,200,424
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	415,673
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	860,047
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	225,750
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	376,116
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	329,552

		4,407,562

Banks-Commercial — 0.1%
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,482,704

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	797,128

Banks-Super Regional — 0.1%
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	746,221
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	267,441
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	208,762
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	179,622

		1,402,046

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	564,383

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	$337,000	$349,678
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	630,168
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	719,887
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	338,971
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	278,630

		2,881,717

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,575

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	904,246
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	2,028,270
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	103,252
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	2,200,000	3,013,206

		6,048,974

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	850,000	906,029

Chemicals-Diversified — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,763,894

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	540,232

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	146,428

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	32,028

234

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	$126,000	$125,811
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,464,253
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	783,664
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	246,842

		2,620,570

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	83,041

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,947,620
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	818,583
Citigroup, Inc. FRS Senior Notes 3.67% due 07/24/2028	790,000	793,640
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,592,102
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	22,804
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	40,571
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,379
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,352,859
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	745,261
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	147,867
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048	1,500,000	1,564,500
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	252,101
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	126,165

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.88% due 01/27/2026	$1,000,000	$1,033,932
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	220,331

		10,693,715

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 1.50% due 11/02/2017	1,795,000	1,795,120

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,579
eBay, Inc. Senior Notes 2.50% due 03/09/2018	1,730,000	1,739,344

		1,759,923

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	200,463

Electric-Integrated — 0.2%
Duke Energy Corp. Senior Notes 2.10% due 06/15/2018	1,160,000	1,164,487
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,773,718

		2,938,205

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	2,100,000	2,161,028
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,600,000	1,600,112
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	840,299

		4,601,439

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,296,290

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,430,000	1,423,396
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	82,022

		1,505,418

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	55,765

235

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 4.15% due 12/14/2035	$350,000	$380,215

		435,980

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,206

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,311,176
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,176,428
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	174,319

		2,661,923

Food-Misc./Diversified — 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	121,017

Gas-Distribution — 0.1%
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	903,000	945,972

Insurance Brokers — 0.1%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	623,377

Insurance-Life/Health — 0.7%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	276,034
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	3,018,161
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,474,115
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,020,505
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	1,145,000	1,299,456
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	29,210
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/2017	1,170,000	1,186,613
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	361,392

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	$2,000,000	$2,054,888

		10,720,374

Insurance-Multi-line — 0.2%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	680,291
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	1,250,000	1,284,631
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	227,976
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	1,001,577

		3,194,475

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,791,884
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,625,546
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	775,000	779,414

		4,196,844

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,238

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	2,104,000	2,285,851

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,212,686

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,299
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	179,335
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	64,241
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	16,846

		289,721

236

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	$100,000	$102,438
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	44,652
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,300,000	2,299,936

		2,447,026

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	44,689
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	239,609

		284,298

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,737
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	118,425
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	185,482

		314,644

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	182,256
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	204,962
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,465

		392,683

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	75,600

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,500,000	1,498,577

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	86,506

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	56,474

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	$333,000	$410,465
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	136,670
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	147,160
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	20,997
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,330,923

		2,046,215

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	267,929
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,031

		282,960

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	85,485

Pipelines — 0.3%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	199,493
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	65,966
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,511
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	29,007
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,399,769
MPLX LP Senior Notes 5.50% due 02/15/2023	660,000	679,191
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	99,469
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	63,520
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	42,822
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	68,043

		3,702,791

237

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	$1,560,000	$1,588,609
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	1,250,000	1,293,579
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,667,054

		5,549,242

Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	1,977,058
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,250,000	2,315,014
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,173,514
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,170,000	2,244,362
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,500,142
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,364,731
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	105,496
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	202,655
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	396,499
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,667,591
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	200,172
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	475,170
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,868

		14,628,272

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	95,600

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	35,000	35,636

Security Description	Principal Amount	Value (Note 2)
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	$1,480,000	$1,580,345
Retail-Auto Parts (continued)
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,510

		1,601,855

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	734,868

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	40,929

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	40,844
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	431,522	489,158
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	97,401
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	71,817

		699,220

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	97,500

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	50,220

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	190,065

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	116,377
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	63,047
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	500,000	522,759
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	99,334
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,451,526

238

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	$2,655,000	$2,641,229
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	222,738
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	28,399
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	180,380
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	44,195
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	49,236
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	39,061
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	988,693

		6,446,974

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	69,996
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,784
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	39,565

		125,345

Transport-Equipment & Leasing — 0.4%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	1,260,000	1,273,307
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,979,000	1,984,420
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,489,557

		5,747,284

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	47,796
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	52,933
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	34,611

		135,340

Security Description	Principal Amount	Value (Note 2)
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	$25,000	$28,056
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	51,250
United Parcel Service, Inc. Senior Notes 1.13% due 10/01/2017	1,790,000	1,789,535
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	186,707

		2,055,548

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	31,452

Total U.S. Corporate Bonds & Notes (cost $126,580,948)		129,199,501

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Airlines — 0.0%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	107,843	112,157

Banks-Commercial — 0.6%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	657,429
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	891,567
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	2,010,212
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,425,001
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	532,737
National Australia Bank, Ltd. Senior Notes 3.50% due 01/10/2027*	2,610,000	2,665,919
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	390,907
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	253,766

		8,827,538

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,367,511

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	30,809

239

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	$55,000	$73,491

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	111,559
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	112,000	103,562

		215,121

Diversified Banking Institutions — 0.3%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,234,483
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	314,242
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	106,850
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,059,149

		3,714,724

Medical-Drugs — 0.0%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	450,000	441,659

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	220,454
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	390,086
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	525,000	574,080

		1,184,620

Oil Companies-Integrated — 0.3%
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037*	1,500,000	1,429,773
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	2,051,903
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	53,510

		3,535,186

Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	588,000	677,009

Security Description	Principal Amount	Value (Note 2)
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	$125,000	$128,206

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	261,377

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,217,144
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	265,778

		2,482,922

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	746,368

Total Foreign Corporate Bonds & Notes (cost $23,202,181)		23,798,698

FOREIGN CONVERTIBLE BONDS & NOTES — 1.3%
Banks-Commercial — 0.5%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	7,023,969

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022*	2,490,000	2,809,031

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,150,784

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,461,445

Oil & Gas Drilling — 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024*	1,592,000	1,259,670

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	2,766,679

Total Foreign Convertible Bonds & Notes (cost $18,242,220)		18,471,578

U.S. GOVERNMENT TREASURIES — 10.6%
United States Treasury Bonds — 0.4%
3.00% due 02/15/2047	1,055,000	1,075,276
4.50% due 02/15/2036	3,650,000	4,681,410

		5,756,686

240

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 10.2%
0.63% due 04/30/2018	$850,000	$846,248
1.25% due 01/31/2019	10,720,000	10,709,526
1.38% due 07/31/2019	50,855,000	50,874,884
1.50% due 07/15/2020	14,635,000	14,633,288
1.88% due 07/31/2022	47,693,400	47,788,405
2.13% due 07/31/2024	17,175,600	17,196,400
2.38% due 05/15/2027	2,920,700	2,941,577

		144,990,328

Total U.S. Government Treasuries (cost $150,566,531)		150,747,014

OPTIONS — PURCHASED — 0.1%
Put Options — Purchased(2) (cost $4,993,053)	3,081	1,294,020

Total Long-Term Investment Securities (cost $1,189,841,314)		1,324,060,214

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 7.2%
Time Deposits — 6.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017	$97,941,000	$97,941,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.87% due 08/10/2017(3)	5,000,000	4,998,815

Total Short-Term Investment Securities (cost $102,939,914)		102,939,815

TOTAL INVESTMENTS (cost $1,292,781,228)(4)	99.9%	1,427,000,029
Other assets less liabilities	0.1	1,526,704

NET ASSETS	100.0%	$1,428,526,733

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $87,641,025 representing 6.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.

(2)	Options Purchased:

Exchange Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2017	$2,050	3,081	$4,993,053	$1,294,020	$(3,699,033)

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.
(5)	Exchangeable for basket of five common shares

ADR — American Depositary Receipt

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
393	Long	S&P 500 E-mini Index	September 2017	$47,905,717	$48,496,200	$590,483

241

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	3,528,403	USD	2,805,786	09/01/2017	$—	$(15,908)
	CAD	6,547,616	USD	5,242,581	09/01/2017	—	(11,653)
	CHF	4,237,075	USD	4,484,389	09/01/2017	94,555	—
	EUR	7,035,226	USD	8,234,450	09/01/2017	—	(106,764)
	GBP	9,454,225	USD	12,365,701	09/01/2017	—	(120,466)

						94,555	(254,791)

State Street Bank and Trust Co.	AUD	3,531,191	USD	2,810,041	09/01/2017	—	(13,883)
	CAD	6,546,642	USD	5,243,669	09/01/2017	—	(9,783)
	CHF	4,238,640	USD	4,487,375	09/01/2017	95,919	—
	EUR	7,036,528	USD	8,243,049	09/01/2017	—	(99,710)
	GBP	9,452,990	USD	12,370,277	09/01/2017	—	(114,258)

						95,919	(237,634)

Net Unrealized Appreciation/(Depreciation)						$190,474	$(492,425)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$917,750,779	$—	$—	$917,750,779
Convertible Preferred Securities	2,539,741	—	—	2,539,741
Preferred Securities	33,048	—	—	33,048
Preferred Securities/Capital Securities	—	203,976	—	203,976
Convertible Bonds & Notes	—	80,021,859	—	80,021,859
U.S. Corporate Bonds & Notes	—	129,199,501	—	129,199,501
Foreign Corporate Bonds & Notes	—	23,798,698	—	23,798,698
Foreign Convertible Bonds & Notes	—	18,471,578	—	18,471,578
U.S. Government Treasuries	—	150,747,014	—	150,747,014
Options-Purchased	1,294,020	—	—	1,294,020
Short-Term Investment Securities	—	102,939,815	—	102,939,815

Total Investments at Value	$921,617,588	$505,382,441	$—	$1,427,000,029

Other Financial Instruments:+
Futures Contracts	$590,483	$—	$—	$590,483
Forward Foreign Currency Contracts	—	190,474	—	190,474

Total Other Financial Instruments	$590,483	$190,474	$—	$780,957

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$492,425	$—	$492,425

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial of Investments

242

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Electric-Integrated	36.7%
Pipelines	12.4
Independent Power Producers	7.5
Telephone-Integrated	5.4
Electric-Distribution	4.7
Gas-Distribution	4.6
Electric-Generation	4.4
Real Estate Investment Trusts	4.1
Cable/Satellite TV	3.6
U.S. Government Agencies	3.5
Cellular Telecom	3.0
Oil Companies-Exploration & Production	2.5
Internet Connectivity Services	2.5
Water	1.5
Time Deposits	1.1
Satellite Telecom	1.1
Non-Hazardous Waste Disposal	0.6
Energy-Alternate Sources	0.6
Telecom Services	0.5
Telecommunication Equipment	0.2

100.5%

*	Calculated as a percentage of net assets

243

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 88.3%
Cable/Satellite TV — 3.6%
Charter Communications, Inc., Class A†	1,005	$393,869
Comcast Corp., Class A	22,446	907,941
NOS SGPS SA	52,495	334,333

		1,636,143

Cellular Telecom — 3.0%
Advanced Info Service PCL	55,200	307,713
Altice USA, Inc., Class A†	13,268	443,682
Millicom International Cellular SA SDR	744	46,628
Mobile TeleSystems PJSC ADR	39,100	335,087
Vodafone Group PLC	84,486	247,465

		1,380,575

Electric-Distribution — 4.7%
Infraestructura Energetica Nova SAB de CV	20,518	116,175
Innogy SE*	6,196	260,276
PPL Corp.	46,529	1,783,457

		2,159,908

Electric-Generation — 4.4%
EDP Renovaveis SA	219,570	1,755,548
Engie Brasil Energia SA	20,400	228,967

		1,984,515

Electric-Integrated — 33.2%
AES Corp.	58,593	655,070
Alupar Investimento SA	9,400	55,284
Ameren Corp.	7,432	416,935
American Electric Power Co., Inc.	16,028	1,130,615
Avangrid, Inc.	9,077	412,277
DTE Energy Co.	2,940	314,756
Duke Energy Corp.	9,267	788,807
Edison International	6,830	537,384
EDP - Energias de Portugal SA	145,752	517,624
Emera, Inc.	6,094	226,799
Enel SpA	263,870	1,506,870
Exelon Corp.	79,090	3,032,311
Great Plains Energy, Inc.	8,988	277,370
Iberdrola SA	89,930	709,444
NextEra Energy, Inc.	13,495	1,971,485
PG&E Corp.	19,629	1,328,687
Public Service Enterprise Group, Inc.	10,048	451,859
RWE AG†	11,236	236,961
SSE PLC	30,069	547,091

		15,117,629

Energy-Alternate Sources — 0.6%
China Longyuan Power Group Corp. Ltd.	348,000	254,847

Gas-Distribution — 4.6%
China Resources Gas Group, Ltd.	126,000	477,493
Sempra Energy	14,370	1,623,953

		2,101,446

Independent Power Producers — 6.8%
Calpine Corp.†	67,048	964,150
Dynegy, Inc.†	48,242	433,213
NRG Energy, Inc.	42,077	1,035,936
NRG Yield, Inc., Class A	18,789	342,524
NRG Yield, Inc., Class C	17,252	320,887

		3,096,710

Security Description	Shares/ Principal Amount	Value (Note 2)
Internet Connectivity Services — 2.5%
Com Hem Holding AB	79,153	$1,156,835

Non-Hazardous Waste Disposal — 0.6%
Covanta Holding Corp.	17,484	264,008

Pipelines — 12.4%
Cheniere Energy, Inc.†	20,396	921,899
Enbridge, Inc.	30,471	1,263,077
Kinder Morgan, Inc.	14,017	286,368
Plains GP Holdings LP, Class A	18,012	492,448
SemGroup Corp., Class A	5,386	145,691
Tallgrass Energy GP LP	10,149	263,367
Targa Resources Corp.	7,364	341,763
TransCanada Corp.	28,510	1,456,657
Williams Cos., Inc.	14,336	455,598

		5,626,868

Real Estate Investment Trusts — 3.5%
American Tower Corp.	11,548	1,574,339

Satellite Telecom — 1.1%
Cellnex Telecom SAU*	21,524	484,122

Telecom Services — 0.5%
XL Axiata Tbk PT†	895,050	225,711

Telecommunication Equipment — 0.2%
Telesites SAB de CV†	121,000	88,562

Telephone-Integrated — 5.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	89,861	133,356
Hellenic Telecommunications Organization SA	27,398	349,636
KDDI Corp.	12,400	328,432
Koninklijke KPN NV	150,533	546,008
Orange SA	23,550	396,432
TDC A/S	54,924	338,781
Telefonica Brasil SA ADR	6,387	95,038
Verizon Communications, Inc.	2,504	121,194

		2,308,877

Water — 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo	30,500	328,146
Suez	20,555	371,809

		699,955

Total Common Stocks (cost $35,181,041)		40,161,050

CONVERTIBLE PREFERRED SECURITIES — 7.6%
Electric-Integrated — 3.5%
Dominion Resources, Inc. Series A 6.75%	$7,096	361,754
Great Plains Energy, Inc. 7.00%	8,986	501,419
NextEra Energy, Inc. 6.12%	9,074	504,152
NextEra Energy, Inc. 6.37	3,657	242,203

		1,609,528

Independent Power Producers — 0.7%
Dynegy, Inc. 7.00%	1,932	124,518

244

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
Independent Power Producers (continued)
Dynegy, Inc. Series A 5.38%	$6,005	$180,510

		305,028

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp. 7.50%	29,024	1,157,477

Real Estate Investment Trusts — 0.6%
American Tower Corp. 5.50%	2,202	263,579

Telephone-Integrated — 0.3%
Frontier Communications Corp. 11.13%	4,719	119,721

Total Convertible Preferred Securities (cost $3,947,756)		3,455,333

Total Long-Term Investment Securities (cost $39,128,797)		43,616,383

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017	499,000	499,000

Security Description	Principal Amount	Value (Note 2)
U.S. Government Agencies — 3.5%
Federal Home Loan Bank Disc. Notes 0.76% due 08/01/2017	$1,013,000	$1,013,000
Federal Home Loan Bank Disc. Notes 0.81% due 08/01/2017	592,000	592,000

Total Short-Term Investment Securities (cost $2,104,000)		2,104,000

TOTAL INVESTMENTS (cost $41,232,797)(1)	100.5%	45,720,383
Liabilities in excess of other assets	(0.5)	(236,805)

NET ASSETS	100.0%	$45,483,578

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $744,398 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

245

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	4,186	USD	4,825	08/10/2017	$—	$(132)
	USD	9,485	CAD	12,555	08/10/2017	587	—

						587	(132)

BNP Paribas SA	EUR	50,166	USD	56,427	08/10/2017	—	(2,984)
	USD	176,312	EUR	156,217	08/10/2017	8,694	—
	USD	24,526	GBP	18,834	08/10/2017	330	—

						9,024	(2,984)

Citibank N.A.	EUR	26,923	USD	30,433	08/10/2017	—	(1,452)
	USD	3,942	EUR	3,507	08/10/2017	212	—

						212	(1,452)

Deutsche Bank AG	CAD	922	USD	697	08/10/2017	—	(43)
	EUR	119,501	USD	134,814	08/10/2017	—	(6,711)
	USD	7,457	CAD	9,882	08/10/2017	471	—
	USD	8,750	EUR	7,796	08/10/2017	482	—

						953	(6,754)

Goldman Sachs International	CAD	18,547	USD	13,771	08/10/2017	—	(1,107)
	USD	9,264	CAD	12,244	08/10/2017	559	—

						559	(1,107)

HSBC Bank USA, N.A.	EUR	136,839	USD	154,731	08/10/2017	—	(7,327)

JPMorgan Chase Bank N.A	CAD	27,108	USD	20,221	08/10/2017	—	(1,525)
	EUR	2,508,803	USD	2,836,296	08/10/2017	—	(134,857)
	USD	3,249	CAD	4,231	08/10/2017	145	—
	USD	77,786	EUR	68,053	08/10/2017	2,808	—

						2,953	(136,382)

Merrill Lynch International	CAD	2,336,860	USD	1,735,597	08/10/2017	—	(139,045)
	GBP	507,123	USD	654,708	08/10/2017	—	(14,564)
	USD	85,246	GBP	65,905	08/10/2017	1,732	—

						1,732	(153,609)

Morgan Stanley Capital Services, Inc.	EUR	226,414	USD	256,051	08/10/2017	—	(12,089)
	EUR	1,104,828	USD	1,272,899	10/19/2017	—	(40,467)
	USD	22,509	CAD	29,681	08/10/2017	1,301	—
	USD	64,765	EUR	57,079	08/10/2017	2,833	—

						4,134	(52,556)

UBS AG	USD	4,243	GBP	3,323	08/10/2017	142	—

Net Unrealized Appreciation/(Depreciation)						$20,296	$(362,303)

CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— British Pound Sterling
USD	— United States Dollar

246

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$40,161,050	$—	$—	$40,161,050
Convertible Preferred Securities	3,455,333	—	—	3,455,333
Short-Term Investment Securities	—	2,104,000	—	2,104,000

Total Investments at Value	$43,616,383	$2,104,000	$—	$45,720,383

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$20,296	$—	$20,296

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$362,303	$—	$362,303

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $732,340 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

247

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	5.1%
Diversified Banking Institutions	4.1
Computers	3.8
Applications Software	3.1
Real Estate Investment Trusts	2.8
Electric-Integrated	2.6
Web Portals/ISP	2.5
Medical-Biomedical/Gene	2.5
Oil Companies-Integrated	2.5
Electronic Components-Semiconductors	2.5
Banks-Super Regional	2.4
Exchange-Traded Funds	2.3
Diversified Manufacturing Operations	2.3
Internet Content-Entertainment	2.2
Telephone-Integrated	2.0
E-Commerce/Products	1.9
Finance-Credit Card	1.8
Aerospace/Defense	1.8
Beverages-Non-alcoholic	1.7
Medical-HMO	1.7
Repurchase Agreements	1.6
Oil Companies-Exploration & Production	1.6
Insurance-Reinsurance	1.6
Tobacco	1.5
Cosmetics & Toiletries	1.5
Multimedia	1.3
Cable/Satellite TV	1.3
Computer Services	1.2
Insurance-Multi-line	1.2
Retail-Discount	1.2
Commercial Services-Finance	1.2
Retail-Restaurants	1.1
Retail-Building Products	1.1
Chemicals-Diversified	1.0
Medical Instruments	1.0
Diagnostic Equipment	0.9
Food-Misc./Diversified	0.9
Medical Products	0.8
Transport-Rail	0.8
Oil-Field Services	0.7
Enterprise Software/Service	0.7
Networking Products	0.7
Retail-Drug Store	0.7
Transport-Services	0.7
Insurance-Life/Health	0.6
Investment Management/Advisor Services	0.6
Banks-Fiduciary	0.6
Airlines	0.6
E-Commerce/Services	0.6
Instruments-Controls	0.5
Aerospace/Defense-Equipment	0.5
Oil Refining & Marketing	0.5
Semiconductor Components-Integrated Circuits	0.5
Insurance Brokers	0.5
Finance-Other Services	0.4
Auto-Cars/Light Trucks	0.4
Banks-Commercial	0.4
Semiconductor Equipment	0.4
Pipelines	0.4
Entertainment Software	0.4
Athletic Footwear	0.4
Data Processing/Management	0.3

Insurance-Property/Casualty	0.3%
Finance-Investment Banker/Broker	0.3
Medical-Wholesale Drug Distribution	0.3
Electronic Forms	0.3
Industrial Gases	0.3
Machinery-Construction & Mining	0.3
Retail-Apparel/Shoe	0.3
Agricultural Chemicals	0.3
Commercial Services	0.3
Consumer Products-Misc.	0.3
Hotels/Motels	0.3
Retail-Auto Parts	0.3
Electric Products-Misc.	0.2
Electronic Connectors	0.2
Retail-Major Department Stores	0.2
Cruise Lines	0.2
Computers-Memory Devices	0.2
Non-Hazardous Waste Disposal	0.2
Apparel Manufacturers	0.2
Computer Aided Design	0.2
Electronic Measurement Instruments	0.2
Beverages-Wine/Spirits	0.2
Medical-Hospitals	0.2
Electric-Distribution	0.2
Machinery-Farming	0.2
Pharmacy Services	0.2
Gas-Distribution	0.2
Building Products-Air & Heating	0.2
Food-Retail	0.2
Auto/Truck Parts & Equipment-Original	0.2
Containers-Paper/Plastic	0.2
Electronic Components-Misc.	0.2
Distribution/Wholesale	0.1
Medical Labs & Testing Services	0.1
Tools-Hand Held	0.1
Building Products-Cement	0.1
Dental Supplies & Equipment	0.1
Building-Residential/Commercial	0.1
Food-Confectionery	0.1
Medical-Generic Drugs	0.1
Internet Security	0.1
Finance-Consumer Loans	0.1
Food-Meat Products	0.1
Coatings/Paint	0.1
Advertising Agencies	0.1
Casino Hotels	0.1
Engines-Internal Combustion	0.1
Food-Wholesale/Distribution	0.1
Home Decoration Products	0.1
Consulting Services	0.1
Television	0.1
Agricultural Operations	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-General Industrial	0.1
Chemicals-Specialty	0.1
Disposable Medical Products	0.1
Paper & Related Products	0.1
Industrial Automated/Robotic	0.1
Instruments-Scientific	0.1
Gold Mining	0.1
Metal-Copper	0.1
Medical Information Systems	0.1

248

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Toys	0.1%
Steel-Producers	0.1
Telecom Services	0.1
Broadcast Services/Program	0.1
Brewery	0.1
Textile-Home Furnishings	0.1
Machinery-Pumps	0.1
Retail-Consumer Electronics	0.1
Retail-Automobile	0.1
Wireless Equipment	0.1
Containers-Metal/Glass	0.1
Diagnostic Kits	0.1
Retail-Perfume & Cosmetics	0.1
Water	0.1
Retail-Jewelry	0.1
Retail-Regional Department Stores	0.1
Soap & Cleaning Preparation	0.1
Appliances	0.1
Oil Field Machinery & Equipment	0.1
Engineering/R&D Services	0.1
X-Ray Equipment	0.1
Building Products-Wood	0.1
Real Estate Management/Services	0.1
Respiratory Products	0.1
Telecommunication Equipment	0.1
Building & Construction Products-Misc.	0.1
Dialysis Centers	0.1
Rental Auto/Equipment	0.1

99.9%

*	Calculated as a percentage of net assets

249

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	33,168	$716,761
Omnicom Group, Inc.	19,538	1,538,422

		2,255,183

Aerospace/Defense — 1.8%
Arconic, Inc.	37,001	917,255
Boeing Co.	47,122	11,425,200
General Dynamics Corp.	23,806	4,673,832
Lockheed Martin Corp.	20,897	6,104,640
Northrop Grumman Corp.	14,654	3,855,907
Raytheon Co.	24,435	4,197,200
Rockwell Collins, Inc.	13,632	1,452,217
TransDigm Group, Inc.	4,105	1,158,185

		33,784,436

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	10,234	1,171,486
L3 Technologies, Inc.	6,538	1,143,954
United Technologies Corp.	62,552	7,416,790

		9,732,230

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	19,570	574,380
Monsanto Co.	36,837	4,303,298
Mosaic Co.	29,467	711,333

		5,589,011

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	47,905	2,020,633

Airlines — 0.6%
Alaska Air Group, Inc.	10,376	884,347
American Airlines Group, Inc.	41,351	2,085,744
Delta Air Lines, Inc.	61,789	3,049,905
Southwest Airlines Co.	50,760	2,817,688
United Continental Holdings, Inc.†	23,656	1,601,038

		10,438,722

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,570	700,664
Michael Kors Holdings, Ltd.†	13,082	476,708
Ralph Lauren Corp.	4,626	349,957
Under Armour, Inc., Class A†	15,502	310,350
Under Armour, Inc., Class C†	15,475	280,252
VF Corp.	26,893	1,672,476

		3,790,407

Appliances — 0.1%
Whirlpool Corp.	6,210	1,104,635

Applications Software — 3.1%
Citrix Systems, Inc.†	12,688	1,002,098
Intuit, Inc.	20,434	2,803,749
Microsoft Corp.	648,111	47,117,670
Red Hat, Inc.†	14,924	1,475,536
salesforce.com, Inc.†	56,131	5,096,695

		57,495,748

Athletic Footwear — 0.4%
NIKE, Inc., Class B	111,248	6,569,194

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	328,327	3,683,829
General Motors Co.	115,279	4,147,738

		7,831,567

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	29,489	$2,018,522

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	16,747	782,755
Delphi Automotive PLC	22,488	2,033,365

		2,816,120

Banks-Commercial — 0.4%
BB&T Corp.	68,112	3,223,060
M&T Bank Corp.	12,916	2,107,246
Regions Financial Corp.	100,909	1,473,271
Zions Bancorporation	17,010	770,893

		7,574,470

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	87,294	4,629,201
Citizens Financial Group, Inc.	42,522	1,491,672
Northern Trust Corp.	18,117	1,585,419
State Street Corp.	29,689	2,767,905

		10,474,197

Banks-Super Regional — 2.4%
Capital One Financial Corp.	40,544	3,494,082
Comerica, Inc.	14,853	1,074,020
Fifth Third Bancorp	62,983	1,681,646
Huntington Bancshares, Inc.	91,260	1,209,195
KeyCorp	92,014	1,659,932
PNC Financial Services Group, Inc.	40,622	5,232,114
SunTrust Banks, Inc.	40,586	2,325,172
US Bancorp	132,985	7,018,948
Wells Fargo & Co.	377,557	20,365,425

		44,060,534

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	322,800	14,797,152
Dr Pepper Snapple Group, Inc.	15,430	1,406,599
Monster Beverage Corp.†	33,843	1,785,218
PepsiCo, Inc.	119,918	13,983,638

		31,972,607

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	14,849	733,541
Constellation Brands, Inc., Class A	14,392	2,782,693

		3,516,234

Brewery — 0.1%
Molson Coors Brewing Co., Class B	15,501	1,379,279

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	12,909	317,561
Discovery Communications, Inc., Class C†	17,698	409,355
Scripps Networks Interactive, Inc., Class A	8,051	703,738

		1,430,654

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	12,915	848,128

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	78,751	3,067,351

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,258	1,190,569

250

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement (continued)
Vulcan Materials Co.	11,094	$1,365,893

		2,556,462

Building Products-Wood — 0.1%
Masco Corp.	26,859	1,024,134

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	28,691	1,023,982
Lennar Corp., Class A	17,058	894,521
PulteGroup, Inc.	23,837	582,100

		2,500,603

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	18,106	7,095,922
Comcast Corp., Class A	397,295	16,070,583
DISH Network Corp., Class A†	19,096	1,222,717

		24,389,222

Casino Hotels — 0.1%
MGM Resorts International	40,528	1,334,587
Wynn Resorts, Ltd.	6,703	866,966

		2,201,553

Chemicals-Diversified — 1.0%
Dow Chemical Co.	94,353	6,061,237
E.I. du Pont de Nemours & Co.	72,784	5,983,573
Eastman Chemical Co.	12,242	1,018,045
FMC Corp.	11,249	859,198
LyondellBasell Industries NV, Class A	27,727	2,497,925
PPG Industries, Inc.	21,507	2,263,612

		18,683,590

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,298	1,076,709
International Flavors & Fragrances, Inc.	6,629	882,850

		1,959,559

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,802	2,294,111

Commercial Services — 0.3%
Cintas Corp.	7,250	977,663
Ecolab, Inc.	21,914	2,885,416
Nielsen Holdings PLC	28,195	1,212,667
Quanta Services, Inc.†	12,433	419,365

		5,495,111

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	37,559	4,466,141
Equifax, Inc.	10,091	1,467,635
Global Payments, Inc.	12,800	1,207,936
H&R Block, Inc.	17,391	530,425
IHS Markit, Ltd.†	26,641	1,242,803
Moody’s Corp.	13,971	1,839,003
PayPal Holdings, Inc.†	93,782	5,490,936
S&P Global, Inc.	21,641	3,323,841
Total System Services, Inc.	13,904	882,348
Western Union Co.	39,560	781,310

		21,232,378

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.2%
ANSYS, Inc.†	7,177	$929,780
Autodesk, Inc.†	16,282	1,803,883
Synopsys, Inc.†	12,618	966,160

		3,699,823

Computer Services — 1.2%
Accenture PLC, Class A	52,054	6,705,596
Cognizant Technology Solutions Corp., Class A	49,444	3,427,458
CSRA, Inc.	12,197	397,744
DXC Technology Co.	23,771	1,863,171
International Business Machines Corp.	71,770	10,382,966

		22,776,935

Computer Software — 0.0%
Akamai Technologies, Inc.†	14,512	684,096

Computers — 3.8%
Apple, Inc.	437,684	65,096,741
Hewlett Packard Enterprise Co.	139,756	2,447,128
HP, Inc.	141,310	2,699,021

		70,242,890

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,745	987,588
Seagate Technology PLC	24,932	821,758
Western Digital Corp.	24,448	2,081,014

		3,890,360

Consulting Services — 0.1%
Gartner, Inc.†	7,591	974,077
Verisk Analytics, Inc.†	12,908	1,126,352

		2,100,429

Consumer Products-Misc. — 0.3%
Clorox Co.	10,812	1,443,294
Kimberly-Clark Corp.	29,795	3,669,552

		5,112,846

Containers-Metal/Glass — 0.1%
Ball Corp.	29,391	1,231,483

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	7,908	865,768
Sealed Air Corp.	16,438	715,217
WestRock Co.	21,079	1,210,356

		2,791,341

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	74,149	5,353,558
Coty, Inc., Class A	39,540	809,779
Estee Lauder Cos., Inc., Class A	18,793	1,860,319
Procter & Gamble Co.	214,703	19,499,326

		27,522,982

Cruise Lines — 0.2%
Carnival Corp.	35,137	2,346,449
Royal Caribbean Cruises, Ltd.	14,083	1,592,365

		3,938,814

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	27,751	2,531,446
Fiserv, Inc.†	17,829	2,291,027

251

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management (continued)
Paychex, Inc.	26,840	$1,552,694

		6,375,167

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,339	1,060,071
DENTSPLY SIRONA, Inc.	19,243	1,193,643
Patterson Cos., Inc.	6,850	285,782

		2,539,496

Diagnostic Equipment — 0.9%
Abbott Laboratories	145,670	7,164,051
Danaher Corp.	51,277	4,178,563
Thermo Fisher Scientific, Inc.	32,842	5,764,756

		17,107,370

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,398	1,231,471

Dialysis Centers — 0.1%
DaVita, Inc.†	13,069	846,610

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	6,079	1,948,927

Distribution/Wholesale — 0.1%
Fastenal Co.	24,283	1,043,198
LKQ Corp.†	25,880	894,413
WW Grainger, Inc.	4,511	752,164

		2,689,775

Diversified Banking Institutions — 4.1%
Bank of America Corp.	835,427	20,150,500
Citigroup, Inc.	231,127	15,820,643
Goldman Sachs Group, Inc.	30,731	6,924,616
JPMorgan Chase & Co.	298,246	27,378,983
Morgan Stanley	119,568	5,607,739

		75,882,481

Diversified Manufacturing Operations — 2.3%
3M Co.	50,166	10,091,894
A.O. Smith Corp.	12,363	662,039
Dover Corp.	13,068	1,097,712
Eaton Corp. PLC	37,549	2,938,209
General Electric Co.	731,066	18,722,600
Illinois Tool Works, Inc.	26,099	3,672,390
Ingersoll-Rand PLC	21,493	1,888,805
Parker-Hannifin Corp.	11,181	1,855,823
Pentair PLC	14,075	887,710
Textron, Inc.	22,472	1,104,049

		42,921,231

Diversified Operations — 0.0%
Leucadia National Corp.	27,185	707,626

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	33,303	32,896,037
eBay, Inc.†	84,498	3,019,114

		35,915,151

E-Commerce/Services — 0.6%
Cars.com, Inc.†	1	24
Expedia, Inc.	10,205	1,596,776
Priceline Group, Inc.†	4,128	8,373,648
TripAdvisor, Inc.†	9,271	361,755

		10,332,203

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,317	$1,189,541
Emerson Electric Co.	54,101	3,224,960

		4,414,501

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	36,178	1,019,858
PPL Corp.	57,350	2,198,225

		3,218,083

Electric-Integrated — 2.6%
AES Corp.	55,416	619,551
Alliant Energy Corp.	19,125	775,136
Ameren Corp.	20,368	1,142,645
American Electric Power Co., Inc.	41,278	2,911,750
CMS Energy Corp.	23,543	1,088,628
Consolidated Edison, Inc.	25,635	2,124,116
Dominion Energy, Inc.	52,801	4,075,181
DTE Energy Co.	15,059	1,612,217
Duke Energy Corp.	58,753	5,001,055
Edison International	27,351	2,151,977
Entergy Corp.	15,065	1,155,787
Eversource Energy	26,602	1,617,136
Exelon Corp.	77,742	2,980,628
FirstEnergy Corp.	37,251	1,188,679
NextEra Energy, Inc.	39,300	5,741,337
PG&E Corp.	42,864	2,901,464
Pinnacle West Capital Corp.	9,365	812,226
Public Service Enterprise Group, Inc.	42,467	1,909,741
SCANA Corp.	11,997	772,247
Southern Co.	83,493	4,001,820
WEC Energy Group, Inc.	26,492	1,668,201
Xcel Energy, Inc.	42,625	2,016,589

		48,268,111

Electronic Components-Misc. — 0.2%
Corning, Inc.	77,250	2,251,065
Garmin, Ltd.	9,631	483,380

		2,734,445

Electronic Components-Semiconductors — 2.5%
Advanced Micro Devices, Inc.†	65,051	885,344
Broadcom, Ltd.	33,693	8,310,715
Intel Corp.	395,304	14,021,433
Microchip Technology, Inc.	19,257	1,541,330
Micron Technology, Inc.†	87,298	2,454,820
NVIDIA Corp.	49,948	8,117,050
Qorvo, Inc.†	10,670	731,535
Skyworks Solutions, Inc.	15,490	1,624,436
Texas Instruments, Inc.	83,638	6,806,461
Xilinx, Inc.	20,823	1,317,263

		45,810,387

Electronic Connectors — 0.2%
Amphenol Corp., Class A	25,655	1,965,686
TE Connectivity, Ltd.	29,803	2,395,863

		4,361,549

Electronic Forms — 0.3%
Adobe Systems, Inc.†	41,528	6,083,437

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	27,056	1,617,678
FLIR Systems, Inc.	11,455	427,501
Fortive Corp.	25,312	1,638,699

		3,683,878

252

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Security Devices — 0.0%
Allegion PLC	7,997	$649,676

Engineering/R&D Services — 0.1%
Fluor Corp.	11,734	509,608
Jacobs Engineering Group, Inc.	10,109	532,946

		1,042,554

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,973	2,178,167

Enterprise Software/Service — 0.7%
CA, Inc.	26,305	816,507
Oracle Corp.	252,152	12,589,950

		13,406,457

Entertainment Software — 0.4%
Activision Blizzard, Inc.	58,206	3,595,967
Electronic Arts, Inc.†	26,025	3,038,158

		6,634,125

Finance-Consumer Loans — 0.1%
Navient Corp.	23,920	352,820
Synchrony Financial	64,660	1,960,491

		2,313,311

Finance-Credit Card — 1.8%
Alliance Data Systems Corp.	4,674	1,128,444
American Express Co.	63,024	5,371,535
Discover Financial Services	31,916	1,944,961
MasterCard, Inc., Class A	78,741	10,063,100
Visa, Inc., Class A	154,986	15,430,406

		33,938,446

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	102,146	4,382,064
E*TRADE Financial Corp.†	23,058	945,378
Raymond James Financial, Inc.	10,760	895,124

		6,222,566

Finance-Other Services — 0.4%
CBOE Holdings, Inc.	7,712	729,015
CME Group, Inc.	28,524	3,497,613
Intercontinental Exchange, Inc.	49,702	3,315,621
Nasdaq, Inc.	9,568	711,572

		8,253,821

Food-Confectionery — 0.1%
Hershey Co.	11,752	1,237,603
J.M. Smucker Co.	9,773	1,191,329

		2,428,932

Food-Meat Products — 0.1%
Hormel Foods Corp.	22,644	773,746
Tyson Foods, Inc., Class A	24,192	1,532,805

		2,306,551

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	16,097	850,405
Conagra Brands, Inc.	33,933	1,161,866
General Mills, Inc.	48,365	2,691,996
Kellogg Co.	21,171	1,439,628
Kraft Heinz Co.	50,086	4,380,522
McCormick & Co., Inc.	9,505	905,826
Mondelez International, Inc., Class A	127,370	5,606,827

		17,037,070

Security Description	Shares	Value (Note 2)
Food-Retail — 0.2%
Kroger Co.	76,609	$1,878,453
Whole Foods Market, Inc.	26,827	1,120,295

		2,998,748

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	41,334	2,174,995

Gas-Distribution — 0.2%
NiSource, Inc.	27,152	707,581
Sempra Energy	21,057	2,379,652

		3,087,233

Gold Mining — 0.1%
Newmont Mining Corp.	44,763	1,663,841

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	7,158	551,739

Home Decoration Products — 0.1%
Newell Brands, Inc.	40,555	2,138,060

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,107	535,135

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	17,201	1,075,578
Marriott International, Inc., Class A	26,082	2,717,484
Wyndham Worldwide Corp.	8,760	914,281

		4,707,343

Human Resources — 0.0%
Robert Half International, Inc.	10,676	483,089

Independent Power Producers — 0.0%
NRG Energy, Inc.	26,534	653,267

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,815	1,784,799

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	18,277	2,598,076
Praxair, Inc.	23,997	3,123,449

		5,721,525

Instruments-Controls — 0.5%
Honeywell International, Inc.	63,995	8,710,999
Mettler-Toledo International, Inc.†	2,168	1,242,438

		9,953,437

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,237	608,072
Waters Corp.†	6,719	1,165,343

		1,773,415

Insurance Brokers — 0.5%
Aon PLC	22,000	3,039,740
Arthur J. Gallagher & Co.	15,066	885,730
Marsh & McLennan Cos., Inc.	43,261	3,373,060
Willis Towers Watson PLC	10,668	1,588,252

		8,886,782

Insurance-Life/Health — 0.6%
Aflac, Inc.	33,314	2,656,791
Lincoln National Corp.	18,827	1,375,501
Principal Financial Group, Inc.	22,502	1,502,008
Prudential Financial, Inc.	36,013	4,077,752
Torchmark Corp.	9,133	721,233
Unum Group	19,158	960,391

		11,293,676

253

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 1.2%
Allstate Corp.	30,600	$2,784,600
American International Group, Inc.(1)	73,830	4,832,174
Assurant, Inc.	4,599	484,137
Chubb, Ltd.	39,196	5,740,646
Cincinnati Financial Corp.	12,581	958,169
Hartford Financial Services Group, Inc.	30,839	1,696,145
Loews Corp.	23,177	1,128,256
MetLife, Inc.	90,700	4,988,500

		22,612,627

Insurance-Property/Casualty — 0.3%
Progressive Corp.	48,764	2,298,247
Travelers Cos., Inc.	23,456	3,004,479
XL Group, Ltd.	21,947	974,447

		6,277,173

Insurance-Reinsurance — 1.6%
Berkshire Hathaway, Inc., Class B†	159,456	27,900,016
Everest Re Group, Ltd.	3,448	904,721

		28,804,737

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	198,427	33,583,770
Netflix, Inc.†	36,181	6,572,640

		40,156,410

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,432	655,914

Internet Security — 0.1%
Symantec Corp.	51,059	1,582,318
VeriSign, Inc.†	7,411	749,771

		2,332,089

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	4,751	882,878
Ameriprise Financial, Inc.	12,798	1,854,174
BlackRock, Inc.	10,178	4,341,222
Franklin Resources, Inc.	28,744	1,287,156
Invesco, Ltd.	34,155	1,187,570
T. Rowe Price Group, Inc.	20,254	1,675,411

		11,228,411

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3,702	750,210

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	49,457	5,635,625

Machinery-Farming — 0.2%
Deere & Co.	24,703	3,168,901

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,565	1,991,020

Machinery-Pumps — 0.1%
Flowserve Corp.	10,965	450,990
Xylem, Inc.	15,086	855,829

		1,306,819

Medical Information Systems — 0.1%
Cerner Corp.†	24,680	1,588,652

Security Description	Shares	Value (Note 2)
Medical Instruments — 1.0%
Boston Scientific Corp.†	114,957	$3,060,155
Edwards Lifesciences Corp.†	17,612	2,028,550
Intuitive Surgical, Inc.†	3,093	2,902,038
Medtronic PLC	114,913	9,649,245

		17,639,988

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	8,588	1,364,719
Quest Diagnostics, Inc.	11,487	1,244,157

		2,608,876

Medical Products — 0.8%
Baxter International, Inc.	40,946	2,476,414
Becton Dickinson and Co.	19,085	3,843,719
Cooper Cos., Inc.	4,101	1,000,111
Henry Schein, Inc.†	6,659	1,213,336
Stryker Corp.	26,042	3,830,778
Varian Medical Systems, Inc.†	7,716	749,378
Zimmer Biomet Holdings, Inc.	16,892	2,049,338

		15,163,074

Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	18,851	2,588,996
Amgen, Inc.	61,775	10,780,355
Biogen, Inc.†	17,933	5,193,218
Celgene Corp.†	65,547	8,875,719
Gilead Sciences, Inc.	109,696	8,346,769
Illumina, Inc.†	12,256	2,130,706
Incyte Corp.†	14,267	1,901,648
Regeneron Pharmaceuticals, Inc.†	6,396	3,144,402
Vertex Pharmaceuticals, Inc.†	20,909	3,174,404

		46,136,217

Medical-Drugs — 5.1%
AbbVie, Inc.	133,604	9,340,256
Allergan PLC	28,195	7,114,444
Bristol-Myers Squibb Co.	138,296	7,869,042
Eli Lilly & Co.	81,511	6,737,699
Johnson & Johnson	226,138	30,013,035
Merck & Co., Inc.	229,608	14,667,359
Pfizer, Inc.	500,980	16,612,497
Zoetis, Inc.	41,201	2,575,887

		94,930,219

Medical-Generic Drugs — 0.1%
Mylan NV†	38,695	1,508,718
Perrigo Co. PLC	12,036	901,737

		2,410,455

Medical-HMO — 1.7%
Aetna, Inc.	27,845	4,296,762
Anthem, Inc.	22,245	4,142,241
Centene Corp.†	14,462	1,148,572
Cigna Corp.	21,492	3,730,152
Humana, Inc.	12,115	2,800,988
UnitedHealth Group, Inc.	80,896	15,516,662

		31,635,377

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	9,860	556,400
HCA Healthcare, Inc.†	24,024	1,930,088

254

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals (continued)
Universal Health Services, Inc., Class B	7,505	$831,779

		3,318,267

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	13,931	1,307,006
Cardinal Health, Inc.	26,518	2,048,781
McKesson Corp.	17,705	2,865,908

		6,221,695

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	111,739	1,633,624

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,694	715,157

Multimedia — 1.3%
Time Warner, Inc.	65,104	6,667,952
Twenty-First Century Fox, Inc., Class A	88,339	2,570,665
Twenty-First Century Fox, Inc., Class B	40,890	1,173,134
Viacom, Inc., Class B	29,574	1,032,724
Walt Disney Co.	122,121	13,424,761

		24,869,236

Networking Products — 0.7%
Cisco Systems, Inc.	419,737	13,200,729

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,299	1,239,382
Waste Management, Inc.	34,120	2,564,118

		3,803,500

Office Automation & Equipment — 0.0%
Xerox Corp.	17,920	549,606

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,434	690,842

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,113	461,300

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	47,038	2,148,225
Apache Corp.	31,930	1,579,896
Cabot Oil & Gas Corp.	39,079	971,895
Chesapeake Energy Corp.†	64,033	317,604
Cimarex Energy Co.	7,984	790,656
Concho Resources, Inc.†	12,437	1,620,044
ConocoPhillips	103,851	4,711,720
Devon Energy Corp.	44,131	1,470,004
EOG Resources, Inc.	48,460	4,610,484
EQT Corp.	14,549	926,771
Hess Corp.	22,685	1,010,390
Marathon Oil Corp.	71,354	872,659
Newfield Exploration Co.†	16,722	480,423
Noble Energy, Inc.	38,211	1,104,680
Occidental Petroleum Corp.	64,184	3,974,915
Pioneer Natural Resources Co.	14,279	2,328,905
Range Resources Corp.	15,796	333,454

		29,252,725

Oil Companies-Integrated — 2.5%
Chevron Corp.	159,042	17,365,796

Security Description	Shares	Value (Note 2)
Oil Companies-Integrated (continued)
Exxon Mobil Corp.	355,703	$28,470,468

		45,836,264

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	31,903	1,043,547

Oil Refining & Marketing — 0.5%
Andeavor	12,687	1,262,737
Marathon Petroleum Corp.	43,546	2,438,141
Phillips 66	36,826	3,084,177
Valero Energy Corp.	37,543	2,589,341

		9,374,396

Oil-Field Services — 0.7%
Baker Hughes, a GE Company	35,717	1,317,600
Halliburton Co.	72,855	3,091,966
Schlumberger, Ltd.	116,642	8,001,641
TechnipFMC PLC†	39,169	1,117,884

		13,529,091

Paper & Related Products — 0.1%
International Paper Co.	34,661	1,905,662

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	49,825	3,121,038

Pipelines — 0.4%
Kinder Morgan, Inc.	161,169	3,292,683
ONEOK, Inc.	31,888	1,803,904
Williams Cos., Inc.	69,363	2,204,356

		7,300,943

Publishing-Newspapers — 0.0%
News Corp., Class A	32,082	459,093
News Corp., Class B	10,055	147,809

		606,902

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	7,646	927,078
American Tower Corp.	35,678	4,863,982
Apartment Investment & Management Co., Class A	13,181	600,395
AvalonBay Communities, Inc.	11,567	2,224,912
Boston Properties, Inc.	12,916	1,561,674
Crown Castle International Corp.	33,798	3,399,403
Digital Realty Trust, Inc.	13,412	1,546,940
Duke Realty Corp.	29,851	853,440
Equinix, Inc.	6,541	2,948,225
Equity Residential	30,821	2,097,677
Essex Property Trust, Inc.	5,507	1,441,182
Extra Space Storage, Inc.	10,570	840,315
Federal Realty Investment Trust	6,064	804,268
GGP, Inc.	48,901	1,105,652
HCP, Inc.	39,335	1,244,953
Host Hotels & Resorts, Inc.	62,099	1,158,767
Iron Mountain, Inc.	20,620	751,187
JBG SMITH Properties†	7,230	256,520
Kimco Realty Corp.	35,732	721,072
Macerich Co.	9,998	573,785
Mid-America Apartment Communities, Inc.	9,535	987,159
Prologis, Inc.	44,518	2,707,140
Public Storage	12,551	2,580,109
Realty Income Corp.	22,922	1,307,929
Regency Centers Corp.	12,278	813,049

255

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group, Inc.	26,207	$4,153,809
SL Green Realty Corp.	8,549	882,855
UDR, Inc.	22,447	877,453
Ventas, Inc.	29,790	2,006,356
Vornado Realty Trust	14,460	1,147,401
Welltower, Inc.	30,738	2,255,862
Weyerhaeuser Co.	63,068	2,082,505

		51,723,054

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	25,243	958,982

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	7,094	843,902

Respiratory Products — 0.1%
ResMed, Inc.	11,905	918,114

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	23,599	1,112,457
Foot Locker, Inc.	11,016	519,845
Gap, Inc.	18,479	440,355
L Brands, Inc.	20,227	938,330
PVH Corp.	6,548	781,111
Ross Stores, Inc.	32,907	1,820,415

		5,612,513

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,199	694,350
AutoZone, Inc.†	2,364	1,276,134
Genuine Parts Co.	12,373	1,050,839
O’Reilly Automotive, Inc.†	7,639	1,560,648

		4,581,971

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,525	234,149
CarMax, Inc.†	15,548	1,030,055

		1,264,204

Retail-Building Products — 1.1%
Home Depot, Inc.	100,363	15,014,305
Lowe’s Cos., Inc.	72,031	5,575,199

		20,589,504

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	22,273	1,299,407

Retail-Discount — 1.2%
Costco Wholesale Corp.	36,818	5,836,021
Dollar General Corp.	21,178	1,591,739
Dollar Tree, Inc.†	19,870	1,432,230
Target Corp.	46,314	2,624,614
Wal-Mart Stores, Inc.	123,997	9,918,520

		21,403,124

Retail-Drug Store — 0.7%
CVS Health Corp.	85,524	6,835,933
Walgreens Boots Alliance, Inc.	71,686	5,782,910

		12,618,843

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,793	605,703

Security Description	Shares	Value (Note 2)
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,742	$351,181
Tiffany & Co.	8,999	859,494

		1,210,675

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	9,339	453,595
TJX Cos., Inc.	54,000	3,796,740

		4,250,335

Retail-Office Supplies — 0.0%
Staples, Inc.	54,831	556,535

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,895	1,229,673

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,311	591,760
Macy’s, Inc.	25,562	607,097

		1,198,857

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,406	827,111
Darden Restaurants, Inc.	10,438	875,539
McDonald’s Corp.	68,422	10,614,989
Starbucks Corp.	121,563	6,561,971
Yum! Brands, Inc.	27,771	2,096,155

		20,975,765

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	21,137	666,027

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	28,906	504,121

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	30,809	2,434,219
QUALCOMM, Inc.	124,026	6,596,943

		9,031,162

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	90,212	3,997,294
KLA-Tencor Corp.	13,159	1,218,918
Lam Research Corp.	13,541	2,159,248

		7,375,460

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,925	1,116,349

Steel-Producers — 0.1%
Nucor Corp.	26,783	1,544,576

Telecom Services — 0.1%
Level 3 Communications, Inc.†	24,573	1,441,944

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	32,076	896,524

Telephone-Integrated — 2.0%
AT&T, Inc.	516,103	20,128,017
CenturyLink, Inc.	46,071	1,072,072
Verizon Communications, Inc.	342,449	16,574,532

		37,774,621

Television — 0.1%
CBS Corp., Class B	30,922	2,035,595

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,303	1,320,394

256

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 1.5%
Altria Group, Inc.	162,154	$10,535,145
British American Tobacco PLC ADR	36,539	2,284,393
Philip Morris International, Inc.	130,381	15,216,767

		28,036,305

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,865	750,183
Stanley Black & Decker, Inc.	12,841	1,806,600

		2,556,783

Toys — 0.1%
Hasbro, Inc.	9,444	999,931
Mattel, Inc.	28,756	575,695

		1,575,626

Transport-Rail — 0.8%
CSX Corp.	77,456	3,821,679
Kansas City Southern	8,905	918,907
Norfolk Southern Corp.	24,327	2,738,733
Union Pacific Corp.	67,782	6,978,835

		14,458,154

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,827	775,851
Expeditors International of Washington, Inc.	15,125	890,560
FedEx Corp.	20,650	4,295,819
United Parcel Service, Inc., Class B	57,820	6,376,968

		12,339,198

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,201	653,203

Water — 0.1%
American Water Works Co., Inc.	14,958	1,213,094

Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	24,985	23,623,317
Alphabet, Inc., Class C†	25,049	23,308,095

		46,931,412

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,722	$1,244,311

X-Ray Equipment — 0.1%
Hologic, Inc.†	23,506	1,039,200

Total Common Stocks (cost $1,351,474,285)		1,778,051,781

EXCHANGE-TRADED FUNDS — 2.3%
SPDR S&P 500 ETF Trust, Series 1 (cost $41,434,059)	176,416	43,534,176

Total Long-Term Investment Securities (cost $1,392,908,344)		1,821,585,957

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $29,328,098 and collateralized by $31,955,000 of United States Treasury Bonds, bearing interest at 2.50% due 02/15/2045 and having an approximate value of $29,917,134. (cost $29,328,000)	$29,328,000	29,328,000

TOTAL INVESTMENTS (cost $1,422,236,344) (2)	99.9%	1,850,913,957
Other assets less liabilities	0.1	2,203,310

NET ASSETS	100.0%	$1,853,117,267

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	September 2017	$32,060,807	$32,454,200	$393,393

257

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,778,051,781	$—	$—	$1,778,051,781
Exchanged-Traded Funds	43,534,176	—	—	43,534,176
Repurchase Agreements	—	29,328,000	—	29,328,000

Total Investments at Value	$1,821,585,957	$29,328,000	$—	$1,850,913,957

Other Financial Instruments:+
Futures Contracts	$393,393	$—	$—	$393,393

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

258

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	8.3%
Banks-Super Regional	7.6
Insurance-Multi-line	4.9
Oil Companies-Integrated	4.4
Oil Companies-Exploration & Production	4.0
Diversified Manufacturing Operations	4.0
Investment Management/Advisor Services	3.7
Electric-Integrated	3.6
Diversified Banking Institutions	3.0
Real Estate Investment Trusts	2.8
Insurance-Property/Casualty	2.4
Computers	2.4
Banks-Commercial	2.4
Beverages-Non-alcoholic	2.2
Applications Software	2.1
Tobacco	2.0
Finance-Other Services	2.0
Semiconductor Components-Integrated Circuits	1.8
Transport-Rail	1.8
Retail-Building Products	1.8
Time Deposits	1.7
Chemicals-Diversified	1.7
Food-Misc./Diversified	1.7
Electronic Components-Semiconductors	1.6
Instruments-Controls	1.5
Aerospace/Defense	1.4
Telephone-Integrated	1.4
Non-Hazardous Waste Disposal	1.4
Insurance-Life/Health	1.1
Retail-Auto Parts	1.1
Banks-Fiduciary	1.0
Medical Products	1.0
Data Processing/Management	1.0
Tools-Hand Held	1.0
Oil-Field Services	0.9
Commercial Services-Finance	0.9
Semiconductor Equipment	0.9
Diagnostic Equipment	0.8
Cable/Satellite TV	0.8
Industrial Gases	0.7
Oil Refining & Marketing	0.7
Brewery	0.7
Finance-Credit Card	0.7
Consumer Products-Misc.	0.6
Insurance Brokers	0.6
Multimedia	0.6
Gas-Distribution	0.6
Computer Services	0.5
Coatings/Paint	0.5
Retail-Apparel/Shoe	0.5
Retail-Drug Store	0.5
Retail-Restaurants	0.4
Medical-Biomedical/Gene	0.4
Theaters	0.3
Hotels/Motels	0.3
Retail-Jewelry	0.3
Apparel Manufacturers	0.3
Cosmetics & Toiletries	0.3
Chemicals-Specialty	0.2

Insurance-Reinsurance	0.2%
Containers-Paper/Plastic	0.2

100.2%

*	Calculated as a percentage of net assets

259

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Aerospace/Defense — 1.4%
General Dynamics Corp.	81,059	$15,914,313

Apparel Manufacturers — 0.3%
VF Corp.	46,639	2,900,479

Applications Software — 2.1%
Microsoft Corp.	321,904	23,402,421

Banks-Commercial — 2.4%
BB&T Corp.	317,103	15,005,314
Cullen/Frost Bankers, Inc.	66,457	6,032,966
M&T Bank Corp.	32,311	5,271,540

		26,309,820

Banks-Fiduciary — 1.0%
Northern Trust Corp.	130,901	11,455,147

Banks-Super Regional — 7.6%
Capital One Financial Corp.	127,051	10,949,255
PNC Financial Services Group, Inc.	220,114	28,350,683
US Bancorp	248,268	13,103,585
Wells Fargo & Co.	573,511	30,935,184

		83,338,707

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	128,701	5,899,654
Dr Pepper Snapple Group, Inc.	107,916	9,837,622
PepsiCo, Inc.	69,664	8,123,519

		23,860,795

Brewery — 0.7%
Molson Coors Brewing Co., Class B	86,217	7,671,589

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	226,448	9,159,822

Chemicals-Diversified — 1.7%
E.I. du Pont de Nemours & Co.	105,686	8,688,446
PPG Industries, Inc.	99,462	10,468,376

		19,156,822

Chemicals-Specialty — 0.2%
International Flavors & Fragrances, Inc.	19,929	2,654,144

Coatings/Paint — 0.5%
RPM International, Inc.	106,571	5,527,838

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	59,691	7,097,857
S&P Global, Inc.	18,265	2,805,321

		9,903,178

Computer Services — 0.5%
Accenture PLC, Class A	45,991	5,924,561

Computers — 2.4%
Apple, Inc.	178,639	26,568,978

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	51,770	6,375,993

Containers-Paper/Plastic — 0.2%
WestRock Co.	29,847	1,713,815

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	30,947	2,810,607

Security Description	Shares	Value (Note 2)
Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	121,532	$11,086,149

Diagnostic Equipment — 0.8%
Abbott Laboratories	189,384	9,313,905

Diversified Banking Institutions — 3.0%
Bank of America Corp.	1,375,233	33,170,620

Diversified Manufacturing Operations — 4.0%
3M Co.	50,351	10,129,111
Dover Corp.	122,036	10,251,024
General Electric Co.	282,500	7,234,825
Illinois Tool Works, Inc.	115,627	16,269,875

		43,884,835

Electric-Integrated — 3.6%
CMS Energy Corp.	187,870	8,687,109
DTE Energy Co.	16,576	1,774,627
Edison International	123,381	9,707,617
NextEra Energy, Inc.	62,568	9,140,559
Xcel Energy, Inc.	227,042	10,741,357

		40,051,269

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	214,389	17,446,977

Finance-Credit Card — 0.7%
Discover Financial Services	119,181	7,262,890

Finance-Other Services — 2.0%
CME Group, Inc.	175,383	21,505,463

Food-Misc./Diversified — 1.7%
Kraft Heinz Co.	91,500	8,002,590
Mondelez International, Inc., Class A	234,186	10,308,868

		18,311,458

Gas-Distribution — 0.6%
NiSource, Inc.	237,119	6,179,321

Hotels/Motels — 0.3%
Wyndham Worldwide Corp.	35,576	3,713,067

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	15,270	2,170,631
Praxair, Inc.	46,726	6,081,856

		8,252,487

Instruments-Controls — 1.5%
Honeywell International, Inc.	122,534	16,679,328

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	108,154	6,358,374

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	109,366	12,383,512

Insurance-Multi-line — 4.9%
Chubb, Ltd.	66,444	9,731,388
Cincinnati Financial Corp.	64,539	4,915,290
Hartford Financial Services Group, Inc.	356,024	19,581,320
MetLife, Inc.	367,735	20,225,425

		54,453,423

Insurance-Property/Casualty — 2.4%
Progressive Corp.	113,844	5,365,468
Travelers Cos., Inc.	166,978	21,388,212

		26,753,680

260

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	46,965	$2,526,247

Investment Management/Advisor Services — 3.7%
Ameriprise Financial, Inc.	36,576	5,299,131
BlackRock, Inc.	57,091	24,351,024
T. Rowe Price Group, Inc.	128,917	10,664,014

		40,314,169

Medical Products — 1.0%
Becton Dickinson and Co.	56,322	11,343,251

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc.	62,494	4,755,168

Medical-Drugs — 8.3%
AbbVie, Inc.	29,030	2,029,487
Bristol-Myers Squibb Co.	174,919	9,952,891
Eli Lilly & Co.	106,130	8,772,706
Johnson & Johnson	221,899	29,450,435
Merck & Co., Inc.	329,995	21,080,081
Pfizer, Inc.	600,689	19,918,847

		91,204,447

Multimedia — 0.6%
Time Warner, Inc.	61,665	6,315,729

Non-Hazardous Waste Disposal — 1.4%
Republic Services, Inc.	239,641	15,389,745

Oil Companies-Exploration & Production — 4.0%
ConocoPhillips	467,461	21,208,706
Occidental Petroleum Corp.	367,966	22,788,134

		43,996,840

Oil Companies-Integrated — 4.4%
Chevron Corp.	270,683	29,555,877
Exxon Mobil Corp.	232,961	18,646,198

		48,202,075

Oil Refining & Marketing — 0.7%
Valero Energy Corp.	113,711	7,842,648

Oil-Field Services — 0.9%
Schlumberger, Ltd.	152,142	10,436,941

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	27,239	3,302,729
AvalonBay Communities, Inc.	48,248	9,280,503
Boston Properties, Inc.	33,058	3,997,043
HCP, Inc.	122,761	3,885,385
Simon Property Group, Inc.	66,336	10,514,256

		30,979,916

Retail-Apparel/Shoe — 0.5%
L Brands, Inc.	114,517	5,312,444

Retail-Auto Parts — 1.1%
Genuine Parts Co.	136,518	11,594,474

Retail-Building Products — 1.8%
Home Depot, Inc.	129,379	19,355,098

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	63,430	5,116,898

Retail-Jewelry — 0.3%
Tiffany & Co.	38,413	3,668,826

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 0.4%
McDonald’s Corp.	31,480	$4,883,807

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	166,127	13,125,694
QUALCOMM, Inc.	130,784	6,956,401

		20,082,095

Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	106,801	9,892,977

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	328,074	15,878,782

Theaters — 0.3%
Cinemark Holdings, Inc.	96,225	3,743,152

Tobacco — 2.0%
Altria Group, Inc.	216,378	14,058,079
Philip Morris International, Inc.	70,360	8,211,715

		22,269,794

Tools-Hand Held — 1.0%
Snap-on, Inc.	14,013	2,160,805
Stanley Black & Decker, Inc.	59,102	8,315,060

		10,475,865

Transport-Rail — 1.8%
Norfolk Southern Corp.	69,071	7,776,013
Union Pacific Corp.	115,225	11,863,566

		19,639,579

Total Long-Term Investment Securities (cost $883,516,018)		1,086,676,754

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 08/01/2017 (cost $19,250,000)	$19,250,000	19,250,000

TOTAL INVESTMENTS (cost $902,766,018)(1)	100.2%	1,105,926,754
Liabilities in excess of other assets	(0.2)	(2,590,113)

NET ASSETS	100.0%	$1,103,336,641

(1)	See Note 3 for cost of investments on a tax basis.

261

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,086,676,754	$—	$—	$1,086,676,754
Short-Term Investment Securities	—	19,250,000	—	19,250,000

Total Investments at Value	$1,086,676,754	$19,250,000	$—	$1,105,926,754

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

262

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Computers	5.0%
Web Portals/ISP	4.5
Medical-Biomedical/Gene	3.5
Food-Misc./Diversified	3.4
Medical-Drugs	3.3
Cable/Satellite TV	3.2
Diversified Banking Institutions	3.1
Finance-Credit Card	2.9
Beverages-Non-alcoholic	2.9
Commercial Services-Finance	2.8
Finance-Other Services	2.8
Internet Content-Entertainment	2.7
Transport-Rail	2.5
Chemicals-Diversified	2.5
Medical-HMO	2.4
Banks-Super Regional	2.4
Insurance-Reinsurance	2.3
Oil Refining & Marketing	2.3
Diversified Manufacturing Operations	2.2
Oil Companies-Integrated	2.2
Electric-Integrated	2.2
Aerospace/Defense	2.1
Tobacco	2.0
Pipelines	1.9
Retail-Restaurants	1.7
Repurchase Agreements	1.7
Computer Services	1.7
Telephone-Integrated	1.7
Banks-Fiduciary	1.6
Retail-Auto Parts	1.6
Networking Products	1.5
Real Estate Investment Trusts	1.3
Insurance-Property/Casualty	1.3
Retail-Building Products	1.3
Semiconductor Equipment	1.2
Auto/Truck Parts & Equipment-Original	1.2
Commercial Services	1.2
Pharmacy Services	1.1
Insurance-Multi-line	1.1
Appliances	1.1
Medical Products	1.1
Insurance Brokers	1.1
Gas-Distribution	1.1
Non-Hazardous Waste Disposal	0.9
Medical Instruments	0.9
Building Products-Air & Heating	0.9
Medical Information Systems	0.9
Computers-Memory Devices	0.9
Medical-Generic Drugs	0.7
Building Products-Cement	0.7
Electronic Measurement Instruments	0.6
Distribution/Wholesale	0.5
Semiconductor Components-Integrated Circuits	0.5

100.2%

*	Calculated as a percentage of net assets

263

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Aerospace/Defense — 2.1%
Lockheed Martin Corp.	30,198	$8,821,742

Appliances — 1.1%
Whirlpool Corp.	26,440	4,703,147

Auto/Truck Parts & Equipment-Original — 1.2%
Delphi Automotive PLC	56,270	5,087,933

Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	125,578	6,659,401

Banks-Super Regional — 2.4%
SunTrust Banks, Inc.	74,000	4,239,460
US Bancorp	108,490	5,726,102

		9,965,562

Beverages-Non-alcoholic — 2.9%
PepsiCo, Inc.	103,559	12,076,015

Building Products-Air & Heating — 0.9%
Johnson Controls International PLC	97,867	3,811,920

Building Products-Cement — 0.7%
Vulcan Materials Co.	24,085	2,965,345

Cable/Satellite TV — 3.2%
Comcast Corp., Class A	328,972	13,306,917

Chemicals-Diversified — 2.5%
E.I. du Pont de Nemours & Co.	48,200	3,962,522
PPG Industries, Inc.	60,905	6,410,251

		10,372,773

Commercial Services — 1.2%
Nielsen Holdings PLC	113,851	4,896,732

Commercial Services-Finance — 2.8%
PayPal Holdings, Inc.†	105,949	6,203,314
S&P Global, Inc.	37,030	5,687,438

		11,890,752

Computer Services — 1.7%
Amdocs, Ltd.	107,375	7,212,379

Computers — 5.0%
Apple, Inc.	141,806	21,090,806

Computers-Memory Devices — 0.9%
Western Digital Corp.	43,718	3,721,276

Distribution/Wholesale — 0.5%
Fastenal Co.	49,510	2,126,950

Diversified Banking Institutions — 3.1%
Citigroup, Inc.	190,480	13,038,356

Diversified Manufacturing Operations — 2.2%
General Electric Co.	368,161	9,428,603

Electric-Integrated — 2.2%
PG&E Corp.	134,595	9,110,736

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	41,730	2,495,037

Finance-Credit Card — 2.9%
American Express Co.	99,220	8,456,521
Discover Financial Services	64,659	3,940,319

		12,396,840

Finance-Other Services — 2.8%
CME Group, Inc.	43,849	5,376,765

Security Description	Shares	Value (Note 2)
Finance-Other Services (continued)
Intercontinental Exchange, Inc.	93,020	$6,205,364

		11,582,129

Food-Misc./Diversified — 3.4%
Kraft Heinz Co.	81,422	7,121,168
Mondelez International, Inc., Class A	161,343	7,102,319

		14,223,487

Gas-Distribution — 1.1%
National Grid PLC	356,775	4,409,790

Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	57,524	4,485,146

Insurance-Multi-line — 1.1%
MetLife, Inc.	87,420	4,808,100

Insurance-Property/Casualty — 1.3%
Progressive Corp.	114,260	5,385,074

Insurance-Reinsurance — 2.3%
Berkshire Hathaway, Inc., Class B†	56,035	9,804,444

Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	67,148	11,364,799

Medical Information Systems — 0.9%
Cerner Corp.†	58,350	3,755,990

Medical Instruments — 0.9%
Boston Scientific Corp.†	146,046	3,887,745

Medical Products — 1.1%
Stryker Corp.	31,160	4,583,636

Medical-Biomedical/Gene — 3.5%
Celgene Corp.†	70,580	9,557,238
Gilead Sciences, Inc.	70,720	5,381,085

		14,938,323

Medical-Drugs — 3.3%
Merck & Co., Inc.	198,275	12,665,807
Valeant Pharmaceuticals International, Inc.†	82,760	1,362,230

		14,028,037

Medical-Generic Drugs — 0.7%
Mylan NV†	76,883	2,997,668

Medical-HMO — 2.4%
UnitedHealth Group, Inc.	53,651	10,290,798

Networking Products — 1.5%
Cisco Systems, Inc.	205,200	6,453,540

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	17,610	1,130,914
Waste Connections, Inc.	42,636	2,770,487

		3,901,401

Oil Companies-Integrated — 2.2%
Suncor Energy, Inc.	284,312	9,274,257

Oil Refining & Marketing — 2.3%
Phillips 66	115,277	9,654,449

Pharmacy Services — 1.1%
Express Scripts Holding Co.†	76,974	4,821,651

Pipelines — 1.9%
Magellan Midstream Partners LP	114,541	7,990,380

264

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 1.3%
Mid-America Apartment Communities, Inc.	30,310	$3,137,994
Ventas, Inc.	35,400	2,384,190

		5,522,184

Retail-Auto Parts — 1.6%
AutoZone, Inc.†	12,205	6,588,503

Retail-Building Products — 1.3%
Lowe’s Cos., Inc.	69,030	5,342,922

Retail-Restaurants — 1.7%
McDonald’s Corp.	47,410	7,355,187

Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products, Inc.	45,470	2,066,157

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	117,246	5,195,170

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	148,215	7,173,606

Tobacco — 2.0%
Philip Morris International, Inc.	73,070	8,528,000

Transport-Rail — 2.5%
Canadian National Railway Co.	63,100	4,986,162
Canadian Pacific Railway, Ltd.	35,460	5,544,880

		10,531,042

Web Portals/ISP — 4.5%
Alphabet, Inc., Class C†	20,417	18,998,019

Total Long-Term Investment Securities (cost $345,549,026)		415,120,856

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $7,278,024 collateralized by $6,740,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $7,427,365 (cost $7,278,000)	$7,278,000	$7,278,000

TOTAL INVESTMENTS (cost $352,827,026)(1)	100.2%	422,398,856
Liabilities in excess of other assets	(0.2)	(994,467)

NET ASSETS	100.0%	$421,404,389

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$415,120,856	$—	$—	$415,120,856
Repurchase Agreements	—	7,278,000	—	7,278,000

Total Investments at Value	$415,120,856	$7,278,000	$—	$422,398,856

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

265

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	11.4%
Medical-Drugs	10.0
Banks-Super Regional	6.2
Computers	5.7
Multimedia	4.0
Electric-Integrated	3.3
Retail-Discount	3.1
Insurance-Multi-line	2.7
Enterprise Software/Service	2.6
Oil Companies-Integrated	2.5
Electronic Components-Semiconductors	2.3
Medical-Biomedical/Gene	2.3
Investment Management/Advisor Services	1.9
Networking Products	1.9
Insurance-Life/Health	1.8
Insurance-Property/Casualty	1.8
Medical-HMO	1.7
Computer Services	1.6
Banks-Fiduciary	1.5
Exchange-Traded Funds	1.5
Airlines	1.5
Aerospace/Defense-Equipment	1.5
Banks-Commercial	1.4
Oil Refining & Marketing	1.3
Finance-Credit Card	1.3
Chemicals-Diversified	1.3
Instruments-Controls	1.2
Retail-Drug Store	1.0
Diversified Manufacturing Operations	1.0
Aerospace/Defense	0.9
Transport-Rail	0.9
Cruise Lines	0.9
Oil Companies-Exploration & Production	0.7
Electronic Components-Misc.	0.7
Semiconductor Equipment	0.7
Auto-Cars/Light Trucks	0.6
Auto/Truck Parts & Equipment-Original	0.5
Retail-Building Products	0.5
Transport-Services	0.5
Insurance-Reinsurance	0.5
Agricultural Operations	0.4
Registered Investment Companies	0.4
Electric Products-Misc.	0.4
Finance-Consumer Loans	0.4
Steel-Producers	0.4
Medical Labs & Testing Services	0.4
Medical-Hospitals	0.4
Tools-Hand Held	0.3
Engines-Internal Combustion	0.3
Advertising Agencies	0.3
Finance-Investment Banker/Broker	0.3
Medical-Wholesale Drug Distribution	0.3
Television	0.3
Auto-Heavy Duty Trucks	0.3
Building-Residential/Commercial	0.3
Paper & Related Products	0.3
Textile-Home Furnishings	0.2
Rental Auto/Equipment	0.2
Electronic Parts Distribution	0.2
Retail-Consumer Electronics	0.2
Commercial Services-Finance	0.2

Wireless Equipment	0.2%
Finance-Auto Loans	0.2
Hotels/Motels	0.2
Human Resources	0.2
Insurance Brokers	0.2
Dialysis Centers	0.2
Retail-Automobile	0.1
Appliances	0.1
Finance-Mortgage Loan/Banker	0.1
Telecommunication Equipment	0.1
Building & Construction Products-Misc.	0.1
Finance-Other Services	0.1
Broadcast Services/Program	0.1
E-Services/Consulting	0.1
Shipbuilding	0.1
Diversified Operations	0.1
Retail-Apparel/Shoe	0.1
Containers-Paper/Plastic	0.1
Containers-Metal/Glass	0.1
Office Supplies & Forms	0.1
Rubber-Tires	0.1
Semiconductor Components-Integrated Circuits	0.1
Office Automation & Equipment	0.1
Agricultural Chemicals	0.1
Engineering/R&D Services	0.1
Coatings/Paint	0.1
Vitamins & Nutrition Products	0.1
Poultry	0.1
Home Furnishings	0.1
Machinery-Farming	0.1
Real Estate Management/Services	0.1
Financial Guarantee Insurance	0.1
Power Converter/Supply Equipment	0.1
Building-Mobile Home/Manufactured Housing	0.1
Publishing-Newspapers	0.1
Commercial Services	0.1
Recreational Vehicles	0.1
Gas-Distribution	0.1
Advanced Materials	0.1
Computers-Integrated Systems	0.1
Theaters	0.1
Professional Sports	0.1

100.0%

*	Calculated as a percentage of net assets

266

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Advanced Materials — 0.1%
Hexcel Corp.	16,000	$818,720

Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	69,500	1,501,895
Omnicom Group, Inc.	40,800	3,212,592

		4,714,487

Aerospace/Defense — 0.9%
General Dynamics Corp.	60,600	11,897,598
Spirit AeroSystems Holdings, Inc., Class A	21,500	1,299,245

		13,196,843

Aerospace/Defense-Equipment — 1.5%
Harris Corp.	21,400	2,449,658
L3 Technologies, Inc.	14,900	2,607,053
United Technologies Corp.	141,100	16,730,227

		21,786,938

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	40,900	1,200,415

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	108,100	4,559,658
Bunge, Ltd.	23,800	1,865,682

		6,425,340

Airlines — 1.5%
Alaska Air Group, Inc.	21,700	1,849,491
American Airlines Group, Inc.	86,800	4,378,192
Delta Air Lines, Inc.	129,500	6,392,120
Southwest Airlines Co.	105,900	5,878,509
United Continental Holdings, Inc.†	50,300	3,404,304

		21,902,616

Apparel Manufacturers — 0.0%
VF Corp.	9,100	565,929

Appliances — 0.1%
Whirlpool Corp.	11,900	2,116,772

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	265,600	9,556,288

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	61,900	4,237,055

Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.	37,400	1,748,076
Delphi Automotive PLC	47,200	4,267,824
Lear Corp.	13,500	2,000,565

		8,016,465

Banks-Commercial — 1.4%
BB&T Corp.	90,900	4,301,388
BOK Financial Corp.	11,500	978,305
Commerce Bancshares, Inc.	18,064	1,048,434
Cullen/Frost Bankers, Inc.	9,400	853,332
East West Bancorp, Inc.	24,700	1,407,406
M&T Bank Corp.	27,100	4,421,365
PacWest Bancorp	21,000	1,008,420
Prosperity Bancshares, Inc.	12,100	775,610
Regions Financial Corp.	224,000	3,270,400
Synovus Financial Corp.	21,500	934,820
Western Alliance Bancorp†	11,800	594,484

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Zions Bancorporation	35,600	$1,613,392

		21,207,356

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	185,600	9,842,368
Citizens Financial Group, Inc.	89,300	3,132,644
Northern Trust Corp.	35,900	3,141,609
State Street Corp.	66,200	6,171,826

		22,288,447

Banks-Super Regional — 6.2%
Capital One Financial Corp.	85,000	7,325,300
Comerica, Inc.	27,300	1,974,063
Fifth Third Bancorp	136,200	3,636,540
PNC Financial Services Group, Inc.	85,200	10,973,760
SunTrust Banks, Inc.	85,100	4,875,379
US Bancorp	296,700	15,659,826
Wells Fargo & Co.	879,600	47,445,624

		91,890,492

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	27,000	664,200
Scripps Networks Interactive, Inc., Class A	13,600	1,188,776

		1,852,976

Building & Construction Products-Misc. — 0.1%
Owens Corning	19,700	1,320,885
USG Corp.†	25,000	676,000

		1,996,885

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	9,200	969,220

Building-Residential/Commercial — 0.3%
NVR, Inc.†	670	1,748,995
PulteGroup, Inc.	55,500	1,355,310
Toll Brothers, Inc.	28,600	1,103,674

		4,207,979

Chemicals-Diversified — 1.3%
Celanese Corp., Series A	24,600	2,365,782
Eastman Chemical Co.	25,600	2,128,896
Huntsman Corp.	40,900	1,088,758
LyondellBasell Industries NV, Class A	90,900	8,189,181
PPG Industries, Inc.	28,700	3,020,675
Westlake Chemical Corp.	22,700	1,597,172

		18,390,464

Chemicals-Specialty — 0.0%
Ashland Global Holdings, Inc.	9,900	643,203

Coatings/Paint — 0.1%
RPM International, Inc.	21,200	1,099,644

Commercial Services — 0.1%
Quanta Services, Inc.†	27,200	917,456

Commercial Services-Finance — 0.2%
H&R Block, Inc.	36,400	1,110,200
Western Union Co.	82,000	1,619,500

		2,729,700

Computer Services — 1.6%
CSRA, Inc.	18,300	596,763

267

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
International Business Machines Corp.	160,900	$23,277,403

		23,874,166

Computers — 5.7%
Apple, Inc.	528,100	78,544,313
HP, Inc.	298,100	5,693,710

		84,238,023

Computers-Integrated Systems — 0.1%
NCR Corp.†	21,300	806,205

Computers-Memory Devices — 0.0%
NetApp, Inc.	6,200	269,204

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	24,200	1,439,174

Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	50,300	663,457
Sonoco Products Co.	17,600	853,248

		1,516,705

Cruise Lines — 0.9%
Carnival Corp.	94,400	6,304,032
Norwegian Cruise Line Holdings, Ltd.†	40,200	2,213,814
Royal Caribbean Cruises, Ltd.	37,700	4,262,739

		12,780,585

Dialysis Centers — 0.2%
DaVita, Inc.†	34,300	2,221,954

Diversified Banking Institutions — 11.4%
Bank of America Corp.	1,730,000	41,727,600
Citigroup, Inc.	484,400	33,157,180
Goldman Sachs Group, Inc.	73,000	16,449,090
JPMorgan Chase & Co.	659,900	60,578,820
Morgan Stanley	325,700	15,275,330

		167,188,020

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	10,300	1,005,177
Eaton Corp. PLC	78,700	6,158,275
Ingersoll-Rand PLC	41,000	3,603,080
Pentair PLC	27,300	1,721,811
Textron, Inc.	47,100	2,314,023

		14,802,366

Diversified Operations — 0.1%
Leucadia National Corp.	63,300	1,647,699

E-Services/Consulting — 0.1%
CDW Corp.	27,900	1,769,697

Electric Products-Misc. — 0.4%
Emerson Electric Co.	103,100	6,145,791

Electric-Integrated — 3.3%
Ameren Corp.	42,600	2,389,860
American Electric Power Co., Inc.	86,600	6,108,764
DTE Energy Co.	31,600	3,383,096
Duke Energy Corp.	106,000	9,022,720
Edison International	57,400	4,516,232
Entergy Corp.	31,600	2,424,352
Eversource Energy	55,800	3,392,082
Exelon Corp.	163,000	6,249,420

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
OGE Energy Corp.	35,000	$1,255,100
Pinnacle West Capital Corp.	19,700	1,708,581
Public Service Enterprise Group, Inc.	89,200	4,011,324
Xcel Energy, Inc.	81,800	3,869,958

		48,331,489

Electronic Components-Misc. — 0.7%
Corning, Inc.	230,600	6,719,684
Garmin, Ltd.	33,500	1,681,365
Gentex Corp.	50,500	859,510
Jabil Circuit, Inc.	29,500	899,750

		10,160,309

Electronic Components-Semiconductors — 2.3%
Intel Corp.	828,800	29,397,536
Qorvo, Inc.†	22,400	1,535,744
Skyworks Solutions, Inc.	31,500	3,303,405

		34,236,685

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	16,100	1,308,769
Avnet, Inc.	32,500	1,247,350
SYNNEX Corp.	4,500	535,140

		3,091,259

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	21,200	1,117,664

Engines-Internal Combustion — 0.3%
Cummins, Inc.	29,600	4,969,840

Enterprise Software/Service — 2.6%
CA, Inc.	67,600	2,098,304
Oracle Corp.	724,100	36,154,313

		38,252,617

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	81,300	1,840,632
Credit Acceptance Corp.†	2,200	548,020

		2,388,652

Finance-Commercial — 0.0%
CIT Group, Inc.	15,200	724,280

Finance-Consumer Loans — 0.4%
Navient Corp.	50,300	741,925
Santander Consumer USA Holdings, Inc.†	61,200	783,972
Synchrony Financial	142,801	4,329,726

		5,855,623

Finance-Credit Card — 1.3%
American Express Co.	172,300	14,685,129
Discover Financial Services	77,800	4,741,132

		19,426,261

Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	48,400	1,984,400
Lazard, Ltd., Class A	14,500	677,295
Raymond James Financial, Inc.	22,400	1,863,456

		4,525,151

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	43,200	2,110,752

268

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.1%
Nasdaq, Inc.	25,000	$1,859,250

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	21,700	976,717

Gas-Distribution — 0.1%
National Fuel Gas Co.	15,100	894,071

Home Furnishings — 0.1%
Leggett & Platt, Inc.	21,200	1,021,416

Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	6,900	383,433
Wyndham Worldwide Corp.	18,400	1,920,408

		2,303,841

Human Resources — 0.2%
ManpowerGroup, Inc.	11,900	1,275,085
Robert Half International, Inc.	22,400	1,013,600

		2,288,685

Instruments-Controls — 1.2%
Honeywell International, Inc.	134,200	18,267,304

Insurance Brokers — 0.2%
Willis Towers Watson PLC	15,200	2,262,976

Insurance-Life/Health — 1.8%
Aflac, Inc.	70,300	5,606,425
Lincoln National Corp.	37,000	2,703,220
Principal Financial Group, Inc.	50,700	3,384,225
Prudential Financial, Inc.	75,600	8,560,188
Torchmark Corp.	56,600	4,469,702
Unum Group	42,300	2,120,499

		26,844,259

Insurance-Multi-line — 2.7%
Allstate Corp.	74,500	6,779,500
American Financial Group, Inc.	32,800	3,325,920
Assurant, Inc.	12,400	1,305,348
Chubb, Ltd.	52,300	7,659,858
Cincinnati Financial Corp.	25,200	1,919,232
Hartford Financial Services Group, Inc.	64,800	3,564,000
Loews Corp.	59,200	2,881,856
MetLife, Inc.	190,500	10,477,500
Old Republic International Corp.	46,400	910,368
Voya Financial, Inc.	32,700	1,283,148

		40,106,730

Insurance-Property/Casualty — 1.8%
Alleghany Corp.†	3,200	1,962,688
Arch Capital Group, Ltd.†	19,500	1,896,570
Markel Corp.†	2,500	2,678,775
Travelers Cos., Inc.	124,000	15,883,160
WR Berkley Corp.	21,300	1,469,061
XL Group, Ltd.	46,200	2,051,280

		25,941,534

Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	15,100	975,158
Everest Re Group, Ltd.	8,700	2,282,793
Reinsurance Group of America, Inc.	13,500	1,892,700
RenaissanceRe Holdings, Ltd.	7,100	1,043,061

Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
Validus Holdings, Ltd.	12,700	$683,133

		6,876,845

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	31,100	4,505,768
BlackRock, Inc.	28,600	12,198,758
Eaton Vance Corp.	17,900	878,711
Franklin Resources, Inc.	99,100	4,437,698
Invesco, Ltd.	72,000	2,503,440
T. Rowe Price Group, Inc.	42,500	3,515,600

		28,039,975

Machinery-Farming — 0.1%
AGCO Corp.	14,000	1,009,960

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	18,100	2,876,271
Quest Diagnostics, Inc.	23,500	2,545,285

		5,421,556

Medical-Biomedical/Gene — 2.3%
Amgen, Inc.	125,800	21,953,358
Biogen, Inc.†	37,100	10,743,789
United Therapeutics Corp.†	7,600	975,840

		33,672,987

Medical-Drugs — 10.0%
AbbVie, Inc.	280,100	19,581,791
Bristol-Myers Squibb Co.	37,800	2,150,820
Johnson & Johnson	474,000	62,909,280
Merck & Co., Inc.	481,300	30,745,444
Pfizer, Inc.	963,000	31,933,080

		147,320,415

Medical-HMO — 1.7%
Aetna, Inc.	58,400	9,011,704
Anthem, Inc.	47,300	8,807,733
Cigna Corp.	45,000	7,810,200

		25,629,637

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.†	64,900	5,214,066

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	7,200	556,272
McKesson Corp.	23,700	3,836,319

		4,392,591

Multimedia — 4.0%
Time Warner, Inc.	230,800	23,638,536
Twenty-First Century Fox, Inc., Class A	185,300	5,392,230
Walt Disney Co.	275,500	30,285,715

		59,316,481

Networking Products — 1.9%
Cisco Systems, Inc.	880,100	27,679,145

Office Automation & Equipment — 0.1%
Xerox Corp.	44,725	1,371,716

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	15,300	1,421,829

269

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.7%
ConocoPhillips	217,700	$9,877,049
Energen Corp.†	17,200	916,416

		10,793,465

Oil Companies-Integrated — 2.5%
Chevron Corp.	333,500	36,414,865

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	30,400	876,736
Marathon Petroleum Corp.	92,500	5,179,075
Phillips 66	98,100	8,215,875
Valero Energy Corp.	78,700	5,427,939

		19,699,625

Paper & Related Products — 0.3%
International Paper Co.	72,700	3,997,046

Poultry — 0.1%
Pilgrim’s Pride Corp.†	43,700	1,061,473

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	8,200	974,078

Professional Sports — 0.1%
Madison Square Garden Co., Class A†	3,400	747,048

Publishing-Newspapers — 0.1%
News Corp., Class A	66,800	955,908

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	7,900	1,005,038

Recreational Vehicles — 0.1%
Brunswick Corp.	15,800	894,438

Rental Auto/Equipment — 0.2%
AMERCO	3,500	1,359,960
United Rentals, Inc.†	14,900	1,772,504

		3,132,464

Retail-Apparel/Shoe — 0.1%
PVH Corp.	13,700	1,634,273

Retail-Automobile — 0.1%
CarMax, Inc.†	32,600	2,159,750

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	96,100	7,438,140

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	50,800	2,963,672

Retail-Discount — 3.1%
Dollar General Corp.	30,700	2,307,412
Wal-Mart Stores, Inc.	533,400	42,666,666

		44,974,078

Retail-Drug Store — 1.0%
Walgreens Boots Alliance, Inc.	190,200	15,343,434

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	15,300	710,379

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	44,300	1,395,893

Savings & Loans/Thrifts — 0.0%
Investors Bancorp, Inc.	52,200	693,216

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.1%
Marvell Technology Group, Ltd.	88,200	$1,372,392

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	174,200	7,718,802
KLA-Tencor Corp.	25,000	2,315,750

		10,034,552

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	8,100	1,669,491

Steel-Producers — 0.4%
Nucor Corp.	56,200	3,241,054
Reliance Steel & Aluminum Co.	11,100	803,196
Steel Dynamics, Inc.	42,500	1,504,925

		5,549,175

Telecommunication Equipment — 0.1%
ARRIS International PLC†	4,400	123,024
Juniper Networks, Inc.	67,200	1,878,240

		2,001,264

Television — 0.3%
CBS Corp., Class B	66,100	4,351,363

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	13,100	3,261,769

Theaters — 0.1%
Cinemark Holdings, Inc.	20,500	797,450

Tools-Hand Held — 0.3%
Snap-on, Inc.	10,100	1,557,420
Stanley Black & Decker, Inc.	24,600	3,460,974

		5,018,394

Transport-Rail — 0.9%
Norfolk Southern Corp.	32,500	3,658,850
Union Pacific Corp.	89,700	9,235,512

		12,894,362

Transport-Services — 0.5%
FedEx Corp.	6,100	1,268,983
United Parcel Service, Inc., Class B	54,700	6,032,863

		7,301,846

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	16,500	1,097,415

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	28,800	2,611,584

Total Common Stocks (cost $1,183,219,607)		1,441,705,187

EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Value ETF (cost $22,085,081)	188,900	22,139,080

Total Long-Term Investment Securities (cost $1,205,304,687)		1,463,844,267

270

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94% (cost $6,330,343)(1)	6,330,343	$6,330,343

TOTAL INVESTMENTS (cost $1,211,635,031)(2)	100.0%	1,470,174,610
Other assets less liabilities	0.0	343,469

NET ASSETS	100.0%	$1,470,518,081

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2017.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,441,705,187	$—	$—	$1,441,705,187
Exchange-Traded Funds	22,139,080	—	—	22,139,080
Short-Term Investment Securities	6,330,343	—	—	6,330,343

Total Investments at Value	$1,470,174,610	$—	$—	$1,470,174,610

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

271

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Beverages-Non-alcoholic	10.0%
Aerospace/Defense	7.3
Apparel Manufacturers	6.9
Oil Companies-Integrated	6.6
Medical-Drugs	6.5
Distribution/Wholesale	6.2
Telephone-Integrated	3.6
Retail-Discount	3.4
Electronic Components-Semiconductors	3.4
Cosmetics & Toiletries	3.4
Retail-Apparel/Shoe	3.4
Data Processing/Management	3.3
Retail-Restaurants	3.3
Networking Products	3.3
Electric Products-Misc.	3.3
Food-Misc./Diversified	3.3
Retail-Drug Store	3.3
Consumer Products-Misc.	3.2
Transport-Services	3.1
Retail-Auto Parts	3.1
Advertising Agencies	3.1
Diversified Manufacturing Operations	3.1
Computer Services	3.1
Repurchase Agreements	0.7

99.9%

*	Calculated as a percentage of net assets

272

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Advertising Agencies — 3.1%
Omnicom Group, Inc.	142,542	$11,223,757

Aerospace/Defense — 7.3%
Boeing Co.	59,237	14,362,603
Lockheed Martin Corp.	42,122	12,305,100

		26,667,703

Apparel Manufacturers — 6.9%
Ralph Lauren Corp.	161,774	12,238,203
VF Corp.	207,375	12,896,651

		25,134,854

Beverages-Non-alcoholic — 10.0%
Coca-Cola Co.	264,979	12,146,638
Dr Pepper Snapple Group, Inc.	131,727	12,008,233
PepsiCo, Inc.	103,228	12,037,417

		36,192,288

Computer Services — 3.1%
International Business Machines Corp.	76,849	11,117,745

Consumer Products-Misc. — 3.2%
Clorox Co.	88,517	11,816,134

Cosmetics & Toiletries — 3.4%
Procter & Gamble Co.	135,584	12,313,739

Data Processing/Management — 3.3%
Paychex, Inc.	209,954	12,145,839

Distribution/Wholesale — 6.2%
Fastenal Co.	272,752	11,717,426
WW Grainger, Inc.	65,371	10,899,961

		22,617,387

Diversified Manufacturing Operations — 3.1%
General Electric Co.	436,144	11,169,648

Electric Products-Misc. — 3.3%
Emerson Electric Co.	201,255	11,996,811

Electronic Components-Semiconductors — 3.4%
Intel Corp.	353,226	12,528,926

Food-Misc./Diversified — 3.3%
General Mills, Inc.	214,418	11,934,506

Medical-Drugs — 6.5%
Johnson & Johnson	89,294	11,851,099
Pfizer, Inc.	353,017	11,706,044

		23,557,143

Security Description	Shares/ Principal Amount	Value (Note 2)
Networking Products — 3.3%
Cisco Systems, Inc.	382,273	$12,022,486

Oil Companies-Integrated — 6.6%
Chevron Corp.	113,368	12,378,652
Exxon Mobil Corp.	147,097	11,773,644

		24,152,296

Retail-Apparel/Shoe — 3.4%
Gap, Inc.	512,939	12,223,336

Retail-Auto Parts — 3.1%
Genuine Parts Co.	132,815	11,279,978

Retail-Discount — 3.4%
Wal-Mart Stores, Inc.	156,953	12,554,671

Retail-Drug Store — 3.3%
CVS Health Corp.	148,271	11,851,301

Retail-Restaurants — 3.3%
McDonald’s Corp.	77,602	12,039,174

Telephone-Integrated — 3.6%
Verizon Communications, Inc.	266,911	12,918,492

Transport-Services — 3.1%
C.H. Robinson Worldwide, Inc.	172,467	11,313,835

Total Long-Term Investment Securities (cost $335,219,344)		360,772,049

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $2,365,008 collateralized by $2,350,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $2,414,743 (cost $2,365,000)	$2,365,000	2,365,000

TOTAL INVESTMENTS (cost $337,584,344)(1)	99.9%	363,137,049
Other assets less liabilities	0.1	426,428

NET ASSETS	100.0%	$363,563,477

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$360,772,049	$—	$—	$360,772,049
Repurchase Agreements	—	2,365,000	—	2,365,000

Total Investments at Value	$360,772,049	$2,365,000	$—	$363,137,049

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

273

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Time Deposits	8.2%
Web Portals/ISP	7.8
Internet Content-Entertainment	7.1
Medical Instruments	6.5
Finance-Credit Card	5.1
Electronic Components-Semiconductors	4.7
Medical-HMO	4.2
Computers	3.9
Retail-Building Products	3.8
Athletic Footwear	3.5
Retail-Discount	3.5
Electronic Forms	2.8
Medical-Drugs	2.6
Medical-Biomedical/Gene	2.6
Commercial Services-Finance	2.6
Beverages-Non-alcoholic	2.5
Machinery-General Industrial	2.4
Cable/Satellite TV	2.2
Beverages-Wine/Spirits	1.9
Data Processing/Management	1.8
Entertainment Software	1.8
Retail-Restaurants	1.7
Multimedia	1.6
Retail-Major Department Stores	1.6
Diagnostic Equipment	1.3
Medical Information Systems	1.2
Commercial Services	1.2
Electronic Security Devices	1.2
Diversified Manufacturing Operations	0.9
E-Commerce/Services	0.9
Retail-Perfume & Cosmetics	0.9
Transport-Rail	0.8
Computer Services	0.8
Dental Supplies & Equipment	0.7
Instruments-Controls	0.6
Electronic Connectors	0.6
Networking Products	0.6
Applications Software	0.5
Veterinary Diagnostics	0.4
Auto/Truck Parts & Equipment-Original	0.4
Advanced Materials	0.4

99.8%

*	Calculated as a percentage of net assets

274

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.6%
Advanced Materials — 0.4%
Hexcel Corp.	38,799	$1,985,345

Applications Software — 0.5%
ServiceNow, Inc.†	24,045	2,655,770

Athletic Footwear — 3.5%
NIKE, Inc., Class B	328,006	19,368,754

Auto/Truck Parts & Equipment-Original — 0.4%
WABCO Holdings, Inc.†	16,179	2,225,745

Beverages-Non-alcoholic — 2.5%
Monster Beverage Corp.†	270,529	14,270,405

Beverages-Wine/Spirits — 1.9%
Constellation Brands, Inc., Class A	54,140	10,467,969

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	311,154	12,586,179

Commercial Services — 1.2%
Ecolab, Inc.	50,130	6,600,617

Commercial Services-Finance — 2.6%
MarketAxess Holdings, Inc.	15,876	3,221,082
S&P Global, Inc.	50,150	7,702,538
Vantiv, Inc., Class A†	54,250	3,447,588

		14,371,208

Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A	65,746	4,557,513

Computers — 3.9%
Apple, Inc.	147,049	21,870,598

Data Processing/Management — 1.8%
Fiserv, Inc.†	80,390	10,330,115

Dental Supplies & Equipment — 0.7%
Align Technology, Inc.†	24,636	4,119,878

Diagnostic Equipment — 1.3%
Danaher Corp.	91,593	7,463,913

Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	97,045	5,196,760

E-Commerce/Services — 0.9%
Priceline Group, Inc.†	2,438	4,945,483

Electronic Components-Semiconductors — 4.7%
NVIDIA Corp.	32,606	5,298,801
Texas Instruments, Inc.	67,360	5,481,757
Xilinx, Inc.	244,724	15,481,240

		26,261,798

Electronic Connectors — 0.6%
Amphenol Corp., Class A	42,426	3,250,680

Electronic Forms — 2.8%
Adobe Systems, Inc.†	108,500	15,894,165

Electronic Security Devices — 1.2%
Allegion PLC	80,062	6,504,237

Entertainment Software — 1.8%
Electronic Arts, Inc.†	87,410	10,204,243

Finance-Credit Card — 5.1%
Visa, Inc., Class A	289,096	28,782,398

Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	6,367	3,648,800

Internet Content-Entertainment — 7.1%
Facebook, Inc., Class A†	234,552	39,697,926

Security Description	Shares/ Principal Amount	Value (Note 2)
Machinery-General Industrial — 2.4%
IDEX Corp.	29,810	$3,474,058
Roper Technologies, Inc.	41,929	9,746,815

		13,220,873

Medical Information Systems — 1.2%
Cerner Corp.†	104,040	6,697,055

Medical Instruments — 6.5%
Edwards Lifesciences Corp.†	163,996	18,889,059
Intuitive Surgical, Inc.†	18,611	17,461,957

		36,351,016

Medical-Biomedical/Gene — 2.6%
Biogen, Inc.†	50,179	14,531,337

Medical-Drugs — 2.6%
Zoetis, Inc.	232,433	14,531,711

Medical-HMO — 4.2%
UnitedHealth Group, Inc.	122,060	23,412,329

Multimedia — 1.6%
Walt Disney Co.	82,359	9,053,725

Networking Products — 0.6%
Arista Networks, Inc.†	20,843	3,111,651

Retail-Building Products — 3.8%
Home Depot, Inc.	140,521	21,021,942

Retail-Discount — 3.5%
Costco Wholesale Corp.	94,287	14,945,432
Dollar Tree, Inc.†	60,472	4,358,822

		19,304,254

Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	127,067	8,934,081

Retail-Perfume & Cosmetics — 0.9%
Ulta Beauty, Inc.†	19,376	4,867,445

Retail-Restaurants — 1.7%
Starbucks Corp.	173,122	9,345,125

Transport-Rail — 0.8%
Union Pacific Corp.	45,280	4,662,029

Veterinary Diagnostics — 0.4%
VCA, Inc.†	26,560	2,458,925

Web Portals/ISP — 7.8%
Alphabet, Inc., Class A†	4,705	4,448,578
Alphabet, Inc., Class C†	41,907	38,994,463

		43,443,041

Total Long-Term Investment Securities (cost $388,932,443)		512,207,038

SHORT-TERM INVESTMENT SECURITIES — 8.2%
Time Deposits — 8.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $45,654,000)	$45,654,000	45,654,000

TOTAL INVESTMENTS (cost $434,586,443)(1)	99.8%	557,861,038
Other assets less liabilities	0.2	1,208,179

NET ASSETS	100.0%	$559,069,217

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

275

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$512,207,038	$—	$—	$512,207,038
Short-Term Investment Securities	—	$45,654,000	—	45,654,000

Total Investments at Value	$512,207,038	$45,654,000	$—	$557,861,038

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

276

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Applications Software	11.1%
Web Portals/ISP	6.3
Electronic Components-Semiconductors	6.2
Internet Content-Entertainment	5.1
E-Commerce/Products	4.9
Medical-HMO	4.6
Medical-Drugs	4.6
Medical-Biomedical/Gene	4.0
Cable/Satellite TV	3.7
Beverages-Non-alcoholic	2.8
Commercial Services-Finance	2.4
E-Commerce/Services	2.4
Time Deposits	2.3
Retail-Discount	2.2
Retail-Building Products	2.1
Instruments-Controls	2.0
Computers	2.0
Aerospace/Defense-Equipment	1.4
Chemicals-Diversified	1.4
Home Decoration Products	1.3
Insurance-Property/Casualty	1.3
Aerospace/Defense	1.3
Retail-Restaurants	1.2
Electronic Measurement Instruments	1.2
Transport-Rail	1.2
Investment Management/Advisor Services	1.2
Diversified Manufacturing Operations	1.2
Medical Instruments	1.1
Retail-Perfume & Cosmetics	1.1
Data Processing/Management	1.0
Auto-Cars/Light Trucks	1.0
Enterprise Software/Service	1.0
Casino Hotels	1.0
Steel-Producers	1.0
Food-Misc./Diversified	1.0
Computer Data Security	0.9
Cellular Telecom	0.9
Networking Products	0.9
Building Products-Cement	0.9
Commercial Services	0.9
Auto/Truck Parts & Equipment-Original	0.8
Dental Supplies & Equipment	0.8
X-Ray Equipment	0.8
Retail-Major Department Stores	0.7
Therapeutics	0.7
Diversified Banking Institutions	0.7
Computer Services	0.7
Computer Software	0.7
Oil Companies-Exploration & Production	0.4

100.4%

*	Calculated as a percentage of net assets

277

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Aerospace/Defense — 1.3%
Raytheon Co.	26,647	$4,577,155

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	42,916	5,088,550

Applications Software — 11.1%
Citrix Systems, Inc.†	50,604	3,996,704
HubSpot, Inc.†	25,463	1,842,248
Intuit, Inc.	19,880	2,727,735
Microsoft Corp.	275,447	20,024,997
salesforce.com, Inc.†	62,882	5,709,685
ServiceNow, Inc.†	32,925	3,636,566
Twilio, Inc., Class A†	70,105	2,044,963

		39,982,898

Auto-Cars/Light Trucks — 1.0%
Tesla, Inc.†	11,217	3,628,363

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	33,616	3,039,559

Beverages-Non-alcoholic — 2.8%
Monster Beverage Corp.†	53,476	2,820,859
PepsiCo, Inc.	60,971	7,109,828

		9,930,687

Building Products-Cement — 0.9%
Vulcan Materials Co.	26,386	3,248,644

Cable/Satellite TV — 3.7%
Charter Communications, Inc., Class A†	13,482	5,283,731
Comcast Corp., Class A	198,139	8,014,722

		13,298,453

Casino Hotels — 1.0%
Las Vegas Sands Corp.	58,448	3,600,981

Cellular Telecom — 0.9%
T-Mobile US, Inc.†	53,719	3,312,314

Chemicals-Diversified — 1.4%
Dow Chemical Co.	77,589	4,984,317

Commercial Services — 0.9%
Quanta Services, Inc.†	95,101	3,207,757

Commercial Services-Finance — 2.4%
PayPal Holdings, Inc.†	100,440	5,880,762
Square, Inc., Class A†	107,038	2,820,451

		8,701,213

Computer Data Security — 0.9%
Fortinet, Inc.†	91,169	3,365,048

Computer Services — 0.7%
Teradata Corp.†	81,194	2,583,593

Computer Software — 0.7%
Splunk, Inc.†	42,152	2,529,542

Computers — 2.0%
Apple, Inc.	47,975	7,135,322

Data Processing/Management — 1.0%
First Data Corp., Class A†	195,874	3,655,009

Dental Supplies & Equipment — 0.8%
DENTSPLY SIRONA, Inc.	47,553	2,949,713

Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co.	28,347	2,602,255

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	53,431	$4,180,976

E-Commerce/Products — 4.9%
Amazon.com, Inc.†	17,904	17,685,213

E-Commerce/Services — 2.4%
Priceline Group, Inc.†	4,193	8,505,500

Electronic Components-Semiconductors — 6.2%
Broadcom, Ltd.	34,943	8,619,040
NVIDIA Corp.	45,009	7,314,413
Texas Instruments, Inc.	78,669	6,402,083

		22,335,536

Electronic Measurement Instruments — 1.2%
Fortive Corp.	68,140	4,411,384

Enterprise Software/Service — 1.0%
Oracle Corp.	72,522	3,621,023

Food-Misc./Diversified — 1.0%
Kraft Heinz Co.	40,576	3,548,777

Home Decoration Products — 1.3%
Newell Brands, Inc.	89,837	4,736,207

Instruments-Controls — 2.0%
Honeywell International, Inc.	52,745	7,179,649

Insurance-Property/Casualty — 1.3%
Progressive Corp.	99,570	4,692,734

Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	108,427	18,351,270

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	29,000	4,201,520

Medical Instruments — 1.1%
Boston Scientific Corp.†	148,325	3,948,411

Medical-Biomedical/Gene — 4.0%
BioMarin Pharmaceutical, Inc.†	42,084	3,692,029
Celgene Corp.†	57,172	7,741,661
Regeneron Pharmaceuticals, Inc.†	5,869	2,885,318

		14,319,008

Medical-Drugs — 4.6%
Clovis Oncology, Inc.†	22,498	1,908,055
Eli Lilly & Co.	70,389	5,818,355
Merck & Co., Inc.	45,770	2,923,788
TESARO, Inc.†	15,754	2,011,156
Zoetis, Inc.	61,478	3,843,604

		16,504,958

Medical-HMO — 4.6%
Aetna, Inc.	31,322	4,833,298
UnitedHealth Group, Inc.	61,276	11,753,349

		16,586,647

Networking Products — 0.9%
Cisco Systems, Inc.	105,297	3,311,591

Oil Companies-Exploration & Production — 0.4%
Pioneer Natural Resources Co.	9,592	1,564,455

Retail-Building Products — 2.1%
Home Depot, Inc.	50,605	7,570,508

Retail-Discount — 2.2%
Costco Wholesale Corp.	34,470	5,463,840

278

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount (continued)
Dollar Tree, Inc.†	31,941	$2,302,307

		7,766,147

Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	54,890	2,666,007

Retail-Perfume & Cosmetics — 1.1%
Ulta Beauty, Inc.†	15,446	3,880,190

Retail-Restaurants — 1.2%
Starbucks Corp.	83,353	4,499,395

Steel-Producers — 1.0%
Nucor Corp.	61,674	3,556,740

Therapeutics — 0.7%
Neurocrine Biosciences, Inc.†	55,283	2,655,242

Transport-Rail — 1.2%
Union Pacific Corp.	42,527	4,378,580

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	9,854	9,316,957
Alphabet, Inc., Class C†	14,427	13,424,323

		22,741,280

Security Description	Shares/ Principal Amount	Value (Note 2)
X-Ray Equipment — 0.8%
Hologic, Inc.†	61,418	2,715,290

Total Long-Term Investment Securities (cost $302,308,693)		353,535,611

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.09% due 08/01/2017 (cost $8,480,000)	$8,480,000	8,480,000

TOTAL INVESTMENTS (cost $310,788,693)(1)	100.4%	362,015,611
Liabilities in excess of other assets	(0.4)	(1,565,935)

NET ASSETS	100.0%	$360,449,676

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$353,535,611	$—	$—	$353,535,611
Short-Term Investment Securities	—	8,480,000	—	8,480,000

Total Investments at Value	$353,535,611	$8,480,000	$—	$362,015,611

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

279

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.8%
Computer Services	6.0
Diagnostic Equipment	6.0
Finance-Credit Card	5.3
Web Portals/ISP	5.1
Medical-Drugs	5.0
Electronic Components-Semiconductors	3.7
Food-Misc./Diversified	3.1
Multimedia	3.0
Cosmetics & Toiletries	2.6
Real Estate Investment Trusts	2.6
Beverages-Wine/Spirits	2.3
Cable/Satellite TV	2.3
Data Processing/Management	2.0
Home Decoration Products	2.0
Oil-Field Services	2.0
Medical Instruments	1.9
Transport-Rail	1.9
Agricultural Chemicals	1.7
Instruments-Controls	1.7
Oil Companies-Exploration & Production	1.7
Computers	1.7
Containers-Metal/Glass	1.7
Internet Content-Entertainment	1.5
Textile-Apparel	1.4
Retail-Restaurants	1.3
Insurance-Multi-line	1.3
Finance-Other Services	1.2
Coatings/Paint	1.2
Certificates of Deposit	1.2
Medical-Wholesale Drug Distribution	1.2
Banks-Super Regional	1.2
Medical-Biomedical/Gene	1.1
Pipelines	1.1
Athletic Footwear	0.9
Chemicals-Diversified	0.9
Private Equity	0.9
Aerospace/Defense-Equipment	0.9
Electronic Forms	0.8
Retail-Apparel/Shoe	0.8
Retail-Discount	0.8
Electric Products-Misc.	0.8
Investment Management/Advisor Services	0.7
Medical Products	0.7
Food-Catering	0.7
Electric-Integrated	0.6
Consumer Products-Misc.	0.5
Engineering/R&D Services	0.5
Retail-Auto Parts	0.4
Advertising Agencies	0.3

100.0%

*	Calculated as a percentage of net assets

280

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	160,444	$3,467,195

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	84,195	9,983,001

Agricultural Chemicals — 1.7%
Monsanto Co.	169,159	19,761,154

Athletic Footwear — 0.9%
NIKE, Inc., Class B	175,689	10,374,435

Banks-Super Regional — 1.2%
US Bancorp	253,192	13,363,474

Beverages-Wine/Spirits — 2.3%
Diageo PLC	323,986	10,466,536
Pernod Ricard SA	116,935	16,230,648

		26,697,184

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	651,284	26,344,438

Chemicals-Diversified — 0.9%
PPG Industries, Inc.	95,158	10,015,380

Coatings/Paint — 1.2%
Sherwin-Williams Co.	41,608	14,033,130

Computer Services — 6.0%
Accenture PLC, Class A	175,103	22,556,769
Amdocs, Ltd.	78,196	5,252,425
Cognizant Technology Solutions Corp., Class A	400,951	27,793,923
DXC Technology Co.	161,668	12,671,538

		68,274,655

Computers — 1.7%
Apple, Inc.	82,958	12,338,343
Hewlett Packard Enterprise Co.	403,764	7,069,908

		19,408,251

Consumer Products-Misc. — 0.5%
Kimberly-Clark Corp.	47,453	5,844,311

Containers-Metal/Glass — 1.7%
Crown Holdings, Inc.†	324,567	19,301,999

Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	193,805	13,992,721
Coty, Inc., Class A	402,266	8,238,408
Estee Lauder Cos., Inc., Class A	76,775	7,599,957

		29,831,086

Data Processing/Management — 2.0%
Fidelity National Information Services, Inc.	255,763	23,330,701

Diagnostic Equipment — 6.0%
Abbott Laboratories	260,783	12,825,308
Danaher Corp.	282,088	22,987,351
Thermo Fisher Scientific, Inc.	181,844	31,919,077

		67,731,736

Diversified Banking Institutions — 9.8%
Bank of America Corp.	1,387,590	33,468,671
Goldman Sachs Group, Inc.	100,387	22,620,203
JPMorgan Chase & Co.	435,969	40,021,954
Morgan Stanley	317,692	14,899,755

		111,010,583

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.8%
AMETEK, Inc.	147,635	$9,091,363

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	89,517	6,314,529

Electronic Components-Semiconductors — 3.7%
Broadcom, Ltd.	116,097	28,636,486
Texas Instruments, Inc.	164,927	13,421,759

		42,058,245

Electronic Forms — 0.8%
Adobe Systems, Inc.†	64,797	9,492,113

Engineering/R&D Services — 0.5%
Fluor Corp.	131,265	5,700,839

Finance-Credit Card — 5.3%
MasterCard, Inc., Class A	184,373	23,562,869
Visa, Inc., Class A	367,442	36,582,526

		60,145,395

Finance-Other Services — 1.2%
Nasdaq, Inc.	189,114	14,064,408

Food-Catering — 0.7%
Aramark	190,640	7,598,910

Food-Misc./Diversified — 3.1%
Danone SA	203,409	15,191,798
Mondelez International, Inc., Class A	446,000	19,632,920

		34,824,718

Home Decoration Products — 2.0%
Newell Brands, Inc.	434,737	22,919,335

Instruments-Controls — 1.7%
Honeywell International, Inc.	144,919	19,726,374

Insurance-Multi-line — 1.3%
Chubb, Ltd.	97,186	14,233,862

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	101,091	17,109,652

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	18,951	8,083,170

Medical Instruments — 1.9%
Medtronic PLC	258,600	21,714,642

Medical Products — 0.7%
Stryker Corp.	53,749	7,906,478

Medical-Biomedical/Gene — 1.1%
Biogen, Inc.†	43,406	12,569,944

Medical-Drugs — 5.0%
Allergan PLC	42,357	10,687,942
Eli Lilly & Co.	199,982	16,530,512
Johnson & Johnson	121,314	16,100,794
Zoetis, Inc.	221,161	13,826,986

		57,146,234

Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	82,791	13,401,379

Multimedia — 3.0%
Time Warner, Inc.	152,869	15,656,843
Twenty-First Century Fox, Inc., Class A	371,026	10,796,857
Walt Disney Co.	71,321	7,840,317

		34,294,017

281

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 1.7%
EOG Resources, Inc.	205,962	$19,595,225

Oil-Field Services — 2.0%
Schlumberger, Ltd.	332,540	22,812,244

Pipelines — 1.1%
Enterprise Products Partners LP	447,934	12,183,805

Private Equity — 0.9%
Blackstone Group LP	298,519	9,985,461

Real Estate Investment Trusts — 2.6%
American Tower Corp.	216,591	29,527,851

Retail-Apparel/Shoe — 0.8%
Ross Stores, Inc.	170,598	9,437,481

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	7,400	3,994,668

Retail-Discount — 0.8%
Costco Wholesale Corp.	58,012	9,195,482

Retail-Restaurants — 1.3%
Starbucks Corp.	277,502	14,979,558

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	61,662	15,526,143

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 1.9%
Canadian National Railway Co.	271,216	21,431,488

Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	34,433	32,556,401
Alphabet, Inc., Class C†	27,646	25,724,603

		58,281,004

Total Long-Term Investment Securities (cost $836,418,863)		1,124,118,730

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Certificates of Deposit — 1.2%
General Electric Co. 1.09% due 08/01/2017 (cost $13,864,000)	$13,864,000	13,864,000

TOTAL INVESTMENTS (cost $850,282,863)(1)	100.0%	1,137,982,730
Other assets less liabilities	0.0	56,575

NET ASSETS	100.0%	$1,138,039,305

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,124,118,730	$—	$—	$1,124,118,730
Short-Term Investment Securities	—	13,864,000	—	13,864,000

Total Investments at Value	$1,124,118,730	$13,864,000	$—	$1,137,982,730

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

282

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Applications Software	7.8%
Commercial Services-Finance	7.6
E-Commerce/Products	6.5
Web Portals/ISP	6.4
Medical-Biomedical/Gene	4.7
Medical-HMO	4.2
Medical Instruments	4.1
Finance-Credit Card	4.0
Retail-Building Products	3.6
Internet Content-Entertainment	3.6
Non-Hazardous Waste Disposal	2.9
Entertainment Software	2.6
Data Processing/Management	2.2
Cable/Satellite TV	2.2
Coatings/Paint	2.2
Finance-Other Services	2.1
E-Commerce/Services	2.1
Internet Application Software	2.1
Electronic Components-Semiconductors	2.0
Building Products-Cement	2.0
Retail-Major Department Stores	2.0
Aerospace/Defense	1.9
Real Estate Investment Trusts	1.8
Repurchase Agreements	1.7
Finance-Investment Banker/Broker	1.6
Medical Products	1.6
Finance-Consumer Loans	1.5
Toys	1.5
Industrial Automated/Robotic	1.2
Retail-Restaurants	1.1
Airlines	1.1
X-Ray Equipment	1.1
Enterprise Software/Service	1.1
Auto-Cars/Light Trucks	1.0
Oil Companies-Exploration & Production	1.0
Aerospace/Defense-Equipment	1.0
Beverages-Non-alcoholic	1.0
Cruise Lines	1.0

99.1%

*	Calculated as a percentage of net assets

283

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Aerospace/Defense — 1.9%
Northrop Grumman Corp.	10,740	$2,826,016

Aerospace/Defense-Equipment — 1.0%
Harris Corp.	13,262	1,518,101

Airlines — 1.1%
Spirit Airlines, Inc.†	42,350	1,645,298

Applications Software — 7.8%
Microsoft Corp.	91,160	6,627,332
salesforce.com, Inc.†	40,689	3,694,561
ServiceNow, Inc.†	13,716	1,514,932

		11,836,825

Auto-Cars/Light Trucks — 1.0%
Ferrari NV	15,060	1,584,161

Beverages-Non-alcoholic — 1.0%
Monster Beverage Corp.†	28,367	1,496,359

Building Products-Cement — 2.0%
Vulcan Materials Co.	24,520	3,018,902

Cable/Satellite TV — 2.2%
Charter Communications, Inc., Class A†	8,370	3,280,287

Coatings/Paint — 2.2%
Sherwin-Williams Co.	9,656	3,256,679

Commercial Services-Finance — 7.6%
PayPal Holdings, Inc.†	41,525	2,431,289
S&P Global, Inc.	16,741	2,571,250
Total System Services, Inc.	51,820	3,288,497
TransUnion†	67,880	3,110,941

		11,401,977

Cruise Lines — 1.0%
Royal Caribbean Cruises, Ltd.	13,170	1,489,132

Data Processing/Management — 2.2%
Fidelity National Information Services, Inc.	36,649	3,343,122

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	9,951	9,829,399

E-Commerce/Services — 2.1%
Ctrip.com International, Ltd. ADR†	26,520	1,584,040
MercadoLibre, Inc.	5,450	1,571,889

		3,155,929

Electronic Components-Semiconductors — 2.0%
Broadcom, Ltd.	12,369	3,050,938

Enterprise Software/Service — 1.1%
Ultimate Software Group, Inc.†	7,180	1,620,598

Entertainment Software — 2.6%
Activision Blizzard, Inc.	32,030	1,978,813
Electronic Arts, Inc.†	16,496	1,925,743

		3,904,556

Finance-Consumer Loans — 1.5%
SLM Corp.†	201,680	2,234,614

Finance-Credit Card — 4.0%
Visa, Inc., Class A	61,466	6,119,555

Finance-Investment Banker/Broker — 1.6%
Raymond James Financial, Inc.	28,780	2,394,208

Security Description	Shares/ Principal Amount	Value (Note 2)
Finance-Other Services — 2.1%
Intercontinental Exchange, Inc.	48,405	$3,229,098

Industrial Automated/Robotic — 1.2%
Rockwell Automation, Inc.	11,240	1,854,937

Internet Application Software — 2.1%
Tencent Holdings, Ltd. ADR	78,778	3,147,969

Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	32,087	5,430,725

Medical Instruments — 4.1%
Boston Scientific Corp.†	69,851	1,859,434
Edwards Lifesciences Corp.†	20,340	2,342,761
Intuitive Surgical, Inc.†	2,072	1,944,075

		6,146,270

Medical Products — 1.6%
Baxter International, Inc.	38,860	2,350,253

Medical-Biomedical/Gene — 4.7%
Celgene Corp.†	33,185	4,493,581
Gilead Sciences, Inc.	15,800	1,202,222
Regeneron Pharmaceuticals, Inc.†	2,760	1,356,871

		7,052,674

Medical-HMO — 4.2%
UnitedHealth Group, Inc.	33,340	6,394,945

Non-Hazardous Waste Disposal — 2.9%
Waste Connections, Inc.	67,885	4,411,167

Oil Companies-Exploration & Production — 1.0%
Pioneer Natural Resources Co.	9,360	1,526,616

Real Estate Investment Trusts — 1.8%
SBA Communications Corp.†	19,760	2,717,988

Retail-Building Products — 3.6%
Home Depot, Inc.	36,403	5,445,889

Retail-Major Department Stores — 2.0%
TJX Cos., Inc.	42,471	2,986,136

Retail-Restaurants — 1.1%
Starbucks Corp.	32,080	1,731,678

Toys — 1.5%
Nintendo Co., Ltd. ADR	52,170	2,215,138

Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	10,236	9,678,138

X-Ray Equipment — 1.1%
Hologic, Inc.†	37,020	1,636,654

Total Long-Term Investment Securities (cost $113,277,836)		146,962,931

284

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $2,513,008 collateralized by $2,330,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $2,567,620 (cost $2,513,000)	$2,513,000	$2,513,000

TOTAL INVESTMENTS (cost $115,790,836)(1)	99.1%	149,475,931
Other assets less liabilities	0.9	1,363,858

NET ASSETS	100.0%	$150,839,789

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$146,962,931	$—	$—	$146,962,931
Repurchase Agreements	—	2,513,000	—	2,513,000

Total Investments at Value	$146,962,931	$2,513,000	$—	$149,475,931

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Financial Statements

285

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Computers	5.6%
Medical-Biomedical/Gene	5.4
Applications Software	5.1
Internet Content-Entertainment	4.5
Web Portals/ISP	4.0
Cable/Satellite TV	3.9
E-Commerce/Products	3.8
Commercial Services-Finance	3.4
Electronic Components-Semiconductors	3.2
Real Estate Investment Trusts	2.9
Computer Services	2.8
Entertainment Software	2.5
Medical Instruments	2.2
Tobacco	2.2
Retail-Restaurants	2.0
Cruise Lines	2.0
Medical-HMO	2.0
Retail-Discount	2.0
Aerospace/Defense	1.9
E-Commerce/Services	1.9
Finance-Credit Card	1.8
Electronic Forms	1.7
Beverages-Non-alcoholic	1.5
Medical-Drugs	1.3
Agricultural Chemicals	1.3
Hotels/Motels	1.3
Pharmacy Services	1.2
Agricultural Operations	1.2
Retail-Consumer Electronics	1.2
Rental Auto/Equipment	1.2
Retail-Building Products	1.1
Food-Meat Products	1.1
Aerospace/Defense-Equipment	1.1
Insurance-Life/Health	1.1
Medical-Hospitals	1.0
Insurance-Multi-line	1.0
Cosmetics & Toiletries	1.0
Networking Products	0.9
Machinery-General Industrial	0.9
Transport-Rail	0.8
Chemicals-Specialty	0.7
Data Processing/Management	0.7
Computers-Integrated Systems	0.7
Medical-Wholesale Drug Distribution	0.7
Containers-Paper/Plastic	0.7
Diversified Manufacturing Operations	0.7
Computers-Memory Devices	0.6
Auto/Truck Parts & Equipment-Original	0.6
Airlines	0.6
Electric-Integrated	0.6
Building & Construction Products-Misc.	0.6
Industrial Gases	0.5
Pipelines	0.5
Retail-Apparel/Shoe	0.5
Semiconductor Equipment	0.5
Diversified Banking Institutions	0.5
Building Products-Air & Heating	0.5
Chemicals-Diversified	0.4
Beverages-Wine/Spirits	0.4
Retail-Catalog Shopping	0.4
Industrial Automated/Robotic	0.4

Diagnostic Equipment	0.4%
Coatings/Paint	0.3
U.S. Government Agencies	0.3
Oil Companies-Exploration & Production	0.2

100.0%

*	Calculated as a percentage of net assets

286

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Aerospace/Defense — 1.9%
Northrop Grumman Corp.	29,330	$7,717,603
Spirit AeroSystems Holdings, Inc., Class A	43,755	2,644,114

		10,361,717

Aerospace/Defense-Equipment — 1.1%
Orbital ATK, Inc.	5,296	541,145
United Technologies Corp.	46,010	5,455,406

		5,996,551

Agricultural Chemicals — 1.3%
Monsanto Co.	62,229	7,269,592

Agricultural Operations — 1.2%
Archer-Daniels-Midland Co.	102,527	4,324,589
Bunge, Ltd.	31,690	2,484,179

		6,808,768

Airlines — 0.6%
Copa Holdings SA, Class A	25,235	3,165,983

Applications Software — 5.1%
Intuit, Inc.	59,135	8,113,913
Microsoft Corp.	273,862	19,909,768

		28,023,681

Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.	22,131	3,279,593

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	16,502	756,451
PepsiCo, Inc.	62,067	7,237,633

		7,994,084

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A	11,607	2,244,213

Building & Construction Products-Misc. — 0.6%
Owens Corning	45,607	3,057,949

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	14,647	2,504,637

Cable/Satellite TV — 3.9%
Charter Communications, Inc., Class A†	18,736	7,342,826
Comcast Corp., Class A	350,354	14,171,819

		21,514,645

Chemicals-Diversified — 0.4%
FMC Corp.	29,545	2,256,647

Chemicals-Specialty — 0.7%
Univar, Inc.†	130,406	4,047,802

Coatings/Paint — 0.3%
Sherwin-Williams Co.	4,714	1,589,891

Commercial Services-Finance — 3.4%
FleetCor Technologies, Inc.†	41,130	6,254,228
Global Payments, Inc.	61,024	5,758,835
Total System Services, Inc.	99,320	6,302,847

		18,315,910

Computer Services — 2.8%
Accenture PLC, Class A	57,149	7,361,934
DXC Technology Co.	81,689	6,402,784

Security Description	Shares	Value (Note 2)
Computer Services (continued)
International Business Machines Corp.	11,961	$1,730,398

		15,495,116

Computers — 5.6%
Apple, Inc.	206,853	30,765,247

Computers-Integrated Systems — 0.7%
NCR Corp.†	101,941	3,858,467

Computers-Memory Devices — 0.6%
NetApp, Inc.	76,236	3,310,167

Containers-Paper/Plastic — 0.7%
Berry Global Group, Inc.†	66,357	3,721,301

Cosmetics & Toiletries — 1.0%
Estee Lauder Cos., Inc., Class A	55,237	5,467,911

Cruise Lines — 2.0%
Carnival Corp.	68,511	4,575,164
Norwegian Cruise Line Holdings, Ltd.†	16,226	893,566
Royal Caribbean Cruises, Ltd.	48,086	5,437,084

		10,905,814

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	42,938	3,916,804

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	11,328	1,988,404

Diversified Banking Institutions — 0.5%
Bank of America Corp.	85,096	2,052,515
Citigroup, Inc.	6,786	464,502

		2,517,017

Diversified Manufacturing Operations — 0.7%
Textron, Inc.	74,225	3,646,674

E-Commerce/Products — 3.8%
Amazon.com, Inc.†	20,980	20,723,624

E-Commerce/Services — 1.9%
Priceline Group, Inc.†	5,082	10,308,837

Electric-Integrated — 0.6%
AES Corp.	274,877	3,073,125

Electronic Components-Semiconductors — 3.2%
NVIDIA Corp.	73,268	11,906,783
Texas Instruments, Inc.	68,853	5,603,257

		17,510,040

Electronic Forms — 1.7%
Adobe Systems, Inc.†	61,728	9,042,535

Entertainment Software — 2.5%
Electronic Arts, Inc.†	71,449	8,340,956
Take-Two Interactive Software, Inc.†	70,355	5,591,816

		13,932,772

Finance-Credit Card — 1.8%
Discover Financial Services	92,721	5,650,418
Visa, Inc., Class A	44,684	4,448,739

		10,099,157

Food-Meat Products — 1.1%
Tyson Foods, Inc., Class A	95,289	6,037,511

Hotels/Motels — 1.3%
Marriott International, Inc., Class A	67,313	7,013,341

287

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	12,180	$2,010,065

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	20,411	2,901,424

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	50,756	5,747,102

Insurance-Multi-line — 1.0%
MetLife, Inc.	100,213	5,511,715

Internet Content-Entertainment — 4.5%
Facebook, Inc., Class A†	144,302	24,423,113

Machinery-General Industrial — 0.9%
Roper Technologies, Inc.	20,922	4,863,528

Medical Instruments — 2.2%
Edwards Lifesciences Corp.†	65,922	7,592,896
Medtronic PLC	53,961	4,531,105

		12,124,001

Medical-Biomedical/Gene — 5.4%
Amgen, Inc.	26,897	4,693,796
Biogen, Inc.†	29,806	8,631,520
Celgene Corp.†	79,613	10,780,396
Gilead Sciences, Inc.	59,537	4,530,170
Illumina, Inc.†	5,247	912,191

		29,548,073

Medical-Drugs — 1.3%
Eli Lilly & Co.	88,866	7,345,664

Medical-HMO — 2.0%
Humana, Inc.	10,863	2,511,526
UnitedHealth Group, Inc.	43,731	8,388,043

		10,899,569

Medical-Hospitals — 1.0%
HCA Healthcare, Inc.†	71,504	5,744,631

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	23,409	3,789,215

Networking Products — 0.9%
Cisco Systems, Inc.	154,669	4,864,340

Oil Companies-Exploration & Production — 0.2%
Parsley Energy, Inc., Class A†	37,411	1,095,394

Pharmacy Services — 1.2%
Express Scripts Holding Co.†	108,923	6,822,937

Pipelines — 0.5%
ONEOK, Inc.	50,047	2,831,159

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc.	46,021	5,580,046
American Tower Corp.	17,061	2,325,926
Equity LifeStyle Properties, Inc.	28,166	2,458,892
Public Storage	7,306	1,501,894
SBA Communications Corp.†	28,281	3,890,052

		15,756,810

Rental Auto/Equipment — 1.2%
United Rentals, Inc.†	54,130	6,439,305

Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	48,718	2,695,080

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products — 1.1%
Home Depot, Inc.	41,831	$6,257,918

Retail-Catalog Shopping — 0.4%
MSC Industrial Direct Co., Inc., Class A	29,865	2,126,687

Retail-Consumer Electronics — 1.2%
Best Buy Co., Inc.	110,850	6,466,989

Retail-Discount — 2.0%
Costco Wholesale Corp.	53,719	8,514,999
Dollar Tree, Inc.†	30,482	2,197,142

		10,712,141

Retail-Restaurants — 2.0%
Domino’s Pizza, Inc.	33,132	6,179,118
Starbucks Corp.	89,035	4,806,109

		10,985,227

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	57,636	2,553,851

Tobacco — 2.2%
Altria Group, Inc.	103,779	6,742,522
Philip Morris International, Inc.	45,364	5,294,432

		12,036,954

Transport-Rail — 0.8%
Union Pacific Corp.	42,057	4,330,189

Web Portals/ISP — 4.0%
Alphabet, Inc., Class A†	11,393	10,772,081
Alphabet, Inc., Class C†	12,144	11,299,992

		22,072,073

Total Long-Term Investment Securities (cost $431,395,595)		544,720,681

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.76% due 08/01/2017	$864,000	864,018
Federal Home Loan Bank Disc. Notes 0.81% due 08/01/2017	506,000	506,011

Total Short-Term Investment Securities (cost $1,370,000)		1,370,029

TOTAL INVESTMENTS (cost $432,765,595)(1)	100.0%	546,090,710
Liabilities in excess of other assets	(0.0)	(9,536)

NET ASSETS	100.0%	$546,081,174

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

288

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$544,720,681	$—	$—	$544,720,681
Short-Term Investment Securities	—	1,370,029	—	1,370,029

Total Investments at Value	$544,720,681	$1,370,029	$—	$546,090,710

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

289

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	96.7%
Time Deposits	2.1
Hotels/Motels	1.3
Real Estate Management/Services	0.2

100.3%

*	Calculated as a percentage of net assets

290

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Hotels/Motels — 1.3%
Marriott International, Inc., Class A	41,000	$4,271,790

Real Estate Investment Trusts — 96.7%
Acadia Realty Trust	41,200	1,225,288
Agree Realty Corp.	71,100	3,495,987
American Assets Trust, Inc.	52,400	2,127,964
American Homes 4 Rent, Class A	258,000	5,936,580
American Tower Corp.	7,200	981,576
AvalonBay Communities, Inc.	88,425	17,008,549
Boston Properties, Inc.	117,042	14,151,548
CareTrust REIT, Inc.	186,000	3,392,640
Cedar Realty Trust, Inc.	352,308	1,824,955
Colony NorthStar, Inc., Class A	233,403	3,417,020
CoreCivic, Inc.	150,800	4,177,160
CoreSite Realty Corp.	66,700	7,242,286
Corporate Office Properties Trust	157,500	5,243,175
DCT Industrial Trust, Inc.	195,798	11,031,259
DDR Corp.	252,040	2,568,288
DiamondRock Hospitality Co.	393,900	4,600,752
Douglas Emmett, Inc.	189,300	7,242,618
Duke Realty Corp.	300,600	8,594,154
Education Realty Trust, Inc.	51,100	1,918,805
Empire State Realty Trust, Inc., Class A	130,000	2,715,700
Equinix, Inc.	49,300	22,220,989
Equity LifeStyle Properties, Inc.	83,696	7,306,661
Equity Residential	89,954	6,122,269
Essex Property Trust, Inc.	41,913	10,968,632
Extra Space Storage, Inc.	160,829	12,785,905
Four Corners Property Trust, Inc.	88,300	2,241,054
Gaming and Leisure Properties, Inc.	104,000	3,945,760
GGP, Inc.	394,900	8,928,689
Gramercy Property Trust	117,566	3,552,845
Healthcare Realty Trust, Inc.	217,800	7,252,740
Highwoods Properties, Inc.	112,200	5,780,544
Host Hotels & Resorts, Inc.	243,087	4,536,003
Hudson Pacific Properties, Inc.	207,700	6,795,944
Mack-Cali Realty Corp.	65,289	1,713,183
Mid-America Apartment Communities, Inc.	112,075	11,603,125

Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	140,800	$5,629,184
Outfront Media, Inc.	106,600	2,437,942
Prologis, Inc.	117,367	7,137,087
Public Storage	32,842	6,751,330
Sabra Health Care REIT, Inc.	154,993	3,595,838
Simon Property Group, Inc.	78,769	12,484,886
SL Green Realty Corp.	38,500	3,975,895
Sunstone Hotel Investors, Inc.	340,000	5,535,200
Taubman Centers, Inc.	47,734	2,714,633
Terreno Realty Corp.	144,780	5,012,284
Urban Edge Properties	319,650	8,032,805
Ventas, Inc.	234,745	15,810,076
VEREIT, Inc.	914,553	7,599,935
Washington Real Estate Investment Trust	164,000	5,482,520
Welltower, Inc.	141,864	10,411,399

		327,261,661

Real Estate Management/Services — 0.2%
Safety Income and Growth, Inc.†	45,300	842,580

Total Long-Term Investment Securities (cost $310,749,510)		332,376,031

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 07/03/2017 (cost $7,009,000)	$7,009,000	7,009,000

TOTAL INVESTMENTS (cost $317,758,510)(1)	100.3%	339,385,031
Liabilities in excess of other assets	(0.3)	(895,832)

NET ASSETS	100.0%	$338,489,199

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$332,376,031	$—	$—	$339,385,031
Short-Term Investment Securities	—	7,009,000	—	7,009,000

Total Investments at Value	$332,376,031	$7,009,000	$—	$339,385,031

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

291

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	13.8%
Real Estate Investment Trusts	6.0
Chemicals-Specialty	4.9
Semiconductor Equipment	4.6
Building & Construction Products-Misc.	3.3
Oil Companies-Exploration & Production	2.9
Recreational Vehicles	2.9
Aerospace/Defense-Equipment	2.8
Food-Meat Products	2.8
Insurance-Reinsurance	2.5
Containers-Metal/Glass	2.2
Oil-Field Services	2.2
Insurance-Multi-line	2.1
Gas-Distribution	2.1
Aerospace/Defense	2.0
Electric-Integrated	2.0
Machinery-General Industrial	2.0
Steel Pipe & Tube	1.9
Medical Products	1.8
Disposable Medical Products	1.8
Insurance-Property/Casualty	1.7
Computers-Integrated Systems	1.6
Transport-Truck	1.6
Diversified Manufacturing Operations	1.5
Gold Mining	1.5
Engineering/R&D Services	1.3
Food-Misc./Diversified	1.3
Building-Mobile Home/Manufactured Housing	1.3
Metal Processors & Fabrication	1.2
Rental Auto/Equipment	1.2
Airlines	1.2
Machine Tools & Related Products	1.1
Telecom Services	1.0
Building Products-Wood	1.0
Auto/Truck Parts & Equipment-Original	0.9
Building-Residential/Commercial	0.9
Building-Heavy Construction	0.9
Retail-Apparel/Shoe	0.8
U.S. Government Agencies	0.8
Batteries/Battery Systems	0.8
Chemicals-Plastics	0.7
Environmental Monitoring & Detection	0.7
Repurchase Agreements	0.7
Machinery-Construction & Mining	0.7
Insurance Brokers	0.6
Electronic Components-Misc.	0.5
Machinery-Electrical	0.5
Miscellaneous Manufacturing	0.5
Retail-Home Furnishings	0.5
Steel-Producers	0.5
Machinery-Farming	0.5
Wire & Cable Products	0.4
Building Products-Doors & Windows	0.4
Water	0.4
Oil & Gas Drilling	0.4
Home Furnishings	0.3
Retail-Restaurants	0.3
Food-Flour & Grain	0.3
Consulting Services	0.3

Oil Field Machinery & Equipment	0.2%
Instruments-Controls	0.1

99.7%

*	Calculated as a percentage of net assets

292

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.0%
Aerospace/Defense — 2.0%
Cubic Corp.	61,000	$2,906,650
Esterline Technologies Corp.†	45,400	4,381,100

		7,287,750

Aerospace/Defense-Equipment — 2.8%
AAR Corp.	269,730	10,087,902

Airlines — 1.2%
Spirit Airlines, Inc.†	112,461	4,369,110

Auto/Truck Parts & Equipment-Original — 0.9%
Titan International, Inc.	251,005	3,200,314

Banks-Commercial — 13.8%
Access National Corp.	67,340	1,790,571
Bryn Mawr Bank Corp.	52,735	2,238,601
Chemical Financial Corp.	165,300	7,965,807
Columbia Banking System, Inc.	182,000	7,250,880
First Horizon National Corp.	449,100	7,827,813
First of Long Island Corp.	132,372	3,699,797
German American Bancorp, Inc.	39,427	1,412,669
Glacier Bancorp, Inc.	101,400	3,540,888
Lakeland Financial Corp.	150,950	6,943,700
Peoples Bancorp, Inc.	82,200	2,679,720
Pinnacle Financial Partners, Inc.	3,141	200,710
TrustCo Bank Corp.	133,956	1,111,835
Washington Trust Bancorp, Inc.	41,091	2,237,405

		48,900,396

Batteries/Battery Systems — 0.8%
EnerSys	37,700	2,724,579

Building & Construction Products-Misc. — 3.3%
Armstrong Flooring, Inc.†	67,879	1,178,379
Gibraltar Industries, Inc.†	103,000	3,074,550
Simpson Manufacturing Co., Inc.	171,110	7,578,462

		11,831,391

Building Products-Doors & Windows — 0.4%
Griffon Corp.	68,468	1,403,594

Building Products-Wood — 1.0%
Universal Forest Products, Inc.	41,438	3,474,576

Building-Heavy Construction — 0.9%
Granite Construction, Inc.	62,200	3,049,044

Building-Mobile Home/Manufactured Housing — 1.3%
Thor Industries, Inc.	32,840	3,459,694
Winnebago Industries, Inc.	27,300	1,004,640

		4,464,334

Building-Residential/Commercial — 0.9%
M/I Homes, Inc.†	118,100	3,063,514

Chemicals-Plastics — 0.7%
A. Schulman, Inc.	4,588	120,664
Landec Corp.†	199,100	2,448,930

		2,569,594

Chemicals-Specialty — 4.9%
H.B. Fuller Co.	13,700	705,824
Ingevity Corp.†	48,300	2,825,550
Minerals Technologies, Inc.	10,100	715,080
Sensient Technologies Corp.	87,803	6,529,031
Stepan Co.	2,648	217,586

Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Versum Materials, Inc.	180,400	$6,360,904

		17,353,975

Computers-Integrated Systems — 1.6%
NetScout Systems, Inc.†	166,600	5,747,700

Consulting Services — 0.3%
Huron Consulting Group, Inc.†	25,600	908,800

Containers-Metal/Glass — 2.2%
Gerresheimer AG	95,500	7,887,704

Disposable Medical Products — 1.8%
STERIS PLC	76,500	6,261,525

Diversified Manufacturing Operations — 1.5%
Carlisle Cos., Inc.	33,100	3,230,229
Federal Signal Corp.	114,800	2,123,800

		5,354,029

Electric-Integrated — 2.0%
IDACORP, Inc.	82,711	7,142,922

Electronic Components-Misc. — 0.5%
Gentex Corp.	9,500	161,690
Plexus Corp.†	32,492	1,741,896

		1,903,586

Engineering/R&D Services — 1.3%
Argan, Inc.	3,500	225,575
EMCOR Group, Inc.	65,871	4,446,293

		4,671,868

Environmental Monitoring & Detection — 0.7%
MSA Safety, Inc.	30,788	2,467,966

Food-Flour & Grain — 0.3%
GrainCorp., Ltd., Class A	140,939	984,318

Food-Meat Products — 2.8%
Maple Leaf Foods, Inc.	364,568	10,076,610

Food-Misc./Diversified — 1.3%
AGT Food & Ingredients, Inc.	57,700	1,176,909
Dairy Crest Group PLC	437,200	3,423,556

		4,600,465

Gas-Distribution — 2.1%
Spire, Inc.	102,500	7,441,500

Gold Mining — 1.5%
Detour Gold Corp.†	209,700	2,637,334
OceanaGold Corp.	992,900	2,715,692

		5,353,026

Home Furnishings — 0.3%
Hooker Furniture Corp.	25,300	1,067,660

Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	6,290	405,076

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	38,700	2,275,173

Insurance-Multi-line — 2.1%
Horace Mann Educators Corp.	93,796	3,461,072
Old Republic International Corp.	206,600	4,053,492

		7,514,564

Insurance-Property/Casualty — 1.7%
Hanover Insurance Group, Inc.	63,600	6,033,096

293

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 2.5%
Aspen Insurance Holdings, Ltd.	89,628	$4,373,846
Validus Holdings, Ltd.	82,658	4,446,174

		8,820,020

Machine Tools & Related Products — 1.1%
Kennametal, Inc.	103,000	3,800,700

Machinery-Construction & Mining — 0.7%
Astec Industries, Inc.	47,625	2,394,109

Machinery-Electrical — 0.5%
Franklin Electric Co., Inc.	9,581	387,072
Regal Beloit Corp.	17,500	1,458,625

		1,845,697

Machinery-Farming — 0.5%
Lindsay Corp.	18,500	1,695,895

Machinery-General Industrial — 2.0%
Manitowoc Co., Inc.†	297,600	1,699,296
Zebra Technologies Corp., Class A†	52,500	5,340,300

		7,039,596

Medical Products — 1.8%
Hill-Rom Holdings, Inc.	86,200	6,423,624

Metal Processors & Fabrication — 1.0%
Mueller Industries, Inc.	117,500	3,701,250

Miscellaneous Manufacturing — 0.5%
AptarGroup, Inc.	11,000	890,230
Hillenbrand, Inc.	26,400	950,400

		1,840,630

Oil & Gas Drilling — 0.4%
Rowan Cos. PLC, Class A†	110,700	1,291,869

Oil Companies-Exploration & Production — 1.9%
Energen Corp.†	94,300	5,024,304
Unit Corp.†	105,900	1,904,082

		6,928,386

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	26,000	648,700

Oil-Field Services — 2.2%
Helix Energy Solutions Group, Inc.†	11,100	72,594
Hunting PLC†	686,121	4,233,940
Oil States International, Inc.†	139,600	3,469,060

		7,775,594

Real Estate Investment Trusts — 6.0%
Brandywine Realty Trust	348,200	5,853,242
Highwoods Properties, Inc.	34,100	1,756,832
LTC Properties, Inc.	163,300	8,432,812
Sunstone Hotel Investors, Inc.	324,000	5,274,720

		21,317,606

Recreational Vehicles — 2.9%
BRP, Inc.	201,800	6,466,341
LCI Industries	35,800	3,821,650

		10,287,991

Rental Auto/Equipment — 1.2%
McGrath RentCorp	124,110	4,409,628

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Apparel/Shoe — 0.8%
Caleres, Inc.	76,200	$2,078,736
Finish Line, Inc., Class A	55,700	766,432

		2,845,168

Retail-Home Furnishings — 0.5%
La-Z-Boy, Inc.	52,000	1,757,600

Retail-Restaurants — 0.3%
Brinker International, Inc.	30,000	1,064,100

Semiconductor Equipment — 4.6%
Cohu, Inc.	130,424	2,376,325
Kulicke & Soffa Industries, Inc.†	192,900	4,155,066
MKS Instruments, Inc.	85,000	7,110,250
Photronics, Inc.†	266,800	2,681,340

		16,322,981

Steel Pipe & Tube — 1.9%
Mueller Water Products, Inc., Class A	596,300	6,917,080

Steel-Producers — 0.5%
Reliance Steel & Aluminum Co.	24,100	1,743,876

Telecom Services — 1.0%
ORBCOMM, Inc.†	311,700	3,618,837

Transport-Truck — 1.6%
Saia, Inc.†	104,519	5,680,608

Water — 0.4%
Connecticut Water Service, Inc.	23,500	1,339,030

Wire & Cable Products — 0.4%
Encore Wire Corp.	5,800	258,680
Insteel Industries, Inc.	51,237	1,348,558

		1,607,238

Total Common Stocks (cost $274,273,828)		344,995,474

U.S. CORPORATE BONDS & NOTES — 1.2%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	792,000	809,820

Oil Companies-Exploration & Production — 1.0%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	3,675,000	3,647,438

Total U.S. Corporate Bonds & Notes (cost $4,253,899)		4,457,258

Total Long-Term Investment Securities (cost $278,527,727)		349,452,732

SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank 0.81% due 08/01/2017 (cost $2,750,000)	$2,750,000	2,750,000

294

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $2,401,008 collateralized by $2,425,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $2,450,649 (cost $2,401,000)	$2,401,000	$2,401,000

TOTAL INVESTMENTS (cost $283,678,727)(1)	99.7%	354,603,732
Other assets less liabilities	0.3	906,124

NET ASSETS	100.0%	$355,509,856

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$344,995,474	$—	$—	$344,995,474
U.S. Corporate Bonds & Notes	—	4,457,258	—	4,457,258
Short-Term Investments Securities	—	2,750,000	—	2,750,000
Repurchase Agreements	—	2,401,000	—	2,401,000

Total Investments at Value	$344,995,474	$9,608,258	$—	$354,603,732

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

295

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Commercial Services-Finance	6.3%
Medical-Biomedical/Gene	5.6
Enterprise Software/Service	3.9
Electronic Components-Semiconductors	3.8
Semiconductor Equipment	3.3
Non-Hazardous Waste Disposal	3.2
Repurchase Agreements	2.9
Textile-Home Furnishings	2.8
Banks-Commercial	2.7
Entertainment Software	2.7
Applications Software	2.5
Building Products-Cement	2.5
Oil Companies-Exploration & Production	2.2
Hotels/Motels	2.0
Electronic Connectors	2.0
Finance-Investment Banker/Broker	1.9
Consulting Services	1.8
Retail-Apparel/Shoe	1.7
Building & Construction Products-Misc.	1.5
Machinery-General Industrial	1.5
Medical-HMO	1.5
Building Products-Air & Heating	1.5
Tools-Hand Held	1.5
Medical-Hospitals	1.4
Medical-Drugs	1.4
Airlines	1.4
Auto/Truck Parts & Equipment-Original	1.4
Aerospace/Defense-Equipment	1.4
Real Estate Management/Services	1.4
Electronic Measurement Instruments	1.3
Distribution/Wholesale	1.2
Medical Instruments	1.2
Apparel Manufacturers	1.2
Web Hosting/Design	1.2
Computer Software	1.1
Lighting Products & Systems	1.1
Finance-Other Services	1.0
Networking Products	1.0
Electronic Components-Misc.	1.0
Food-Catering	1.0
Retail-Perfume & Cosmetics	1.0
Transport-Truck	1.0
Medical-Wholesale Drug Distribution	1.0
Internet Security	1.0
Investment Companies	0.9
Dental Supplies & Equipment	0.9
Building-Mobile Home/Manufactured Housing	0.8
Resorts/Theme Parks	0.8
Retail-Automobile	0.8
Broadcast Services/Program	0.8
Cruise Lines	0.8
Investment Management/Advisor Services	0.8
Machinery-Construction & Mining	0.8
Banks-Super Regional	0.8
Retail-Auto Parts	0.8
Gambling (Non-Hotel)	0.7
Retail-Major Department Stores	0.7
Retail-Convenience Store	0.6
E-Commerce/Products	0.6
Beverages-Non-alcoholic	0.6
Schools	0.5

Drug Delivery Systems	0.5%
Rental Auto/Equipment	0.4
Auto-Cars/Light Trucks	0.3

99.9%

*	Calculated as a percentage of net assets

296

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.0%
Aerospace/Defense-Equipment — 1.4%
Harris Corp.	18,700	$2,140,589
HEICO Corp., Class A	37,125	2,637,731

		4,778,320

Airlines — 1.4%
Southwest Airlines Co.	86,300	4,790,513

Apparel Manufacturers — 1.2%
Gildan Activewear, Inc.	138,094	4,160,772

Applications Software — 2.5%
Red Hat, Inc.†	40,500	4,004,235
ServiceNow, Inc.†	43,300	4,782,485

		8,786,720

Auto-Cars/Light Trucks — 0.3%
Tesla, Inc.†	3,600	1,164,492

Auto/Truck Parts & Equipment-Original — 1.4%
WABCO Holdings, Inc.†	34,800	4,787,436

Banks-Commercial — 2.7%
East West Bancorp, Inc.	69,500	3,960,110
First Republic Bank	31,800	3,190,494
Signature Bank†	17,200	2,383,576

		9,534,180

Banks-Super Regional — 0.8%
Comerica, Inc.	38,300	2,769,473

Beverages-Non-alcoholic — 0.6%
Monster Beverage Corp.†	37,400	1,972,850

Broadcast Services/Program — 0.8%
Scripps Networks Interactive, Inc., Class A	33,100	2,893,271

Building & Construction Products-Misc. — 1.5%
Fortune Brands Home & Security, Inc.	81,300	5,338,971

Building Products-Air & Heating — 1.5%
Lennox International, Inc.	30,383	5,195,493

Building Products-Cement — 2.5%
Eagle Materials, Inc.	48,700	4,582,670
Vulcan Materials Co.	34,000	4,186,080

		8,768,750

Building-Mobile Home/Manufactured Housing — 0.8%
Thor Industries, Inc.	28,300	2,981,405

Commercial Services-Finance — 6.3%
Equifax, Inc.	35,700	5,192,208
Global Payments, Inc.	67,300	6,351,101
S&P Global, Inc.	36,700	5,636,753
Vantiv, Inc., Class A†	78,700	5,001,385

		22,181,447

Computer Software — 1.1%
Splunk, Inc.†	66,700	4,002,667

Consulting Services — 1.8%
Gartner, Inc.†	48,400	6,210,688

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	51,641	2,843,870

Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	51,021	3,164,833

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 1.2%
LKQ Corp.†	122,300	$4,226,688

Drug Delivery Systems — 0.5%
DexCom, Inc.†	24,600	1,638,606

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	27,500	2,099,625

Electronic Components-Misc. — 1.0%
Corning, Inc.	122,600	3,572,564

Electronic Components-Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	202,200	2,751,942
Broadcom, Ltd.	9,500	2,343,270
Cavium, Inc.†	52,200	3,233,268
IPG Photonics Corp.†	16,400	2,503,296
NVIDIA Corp.	15,400	2,502,654

		13,334,430

Electronic Connectors — 2.0%
Amphenol Corp., Class A	90,300	6,918,786

Electronic Measurement Instruments — 1.3%
Fortive Corp.	70,000	4,531,800

Enterprise Software/Service — 3.9%
Atlassian Corp. PLC, Class A†	59,800	2,142,036
Guidewire Software, Inc.†	42,000	3,030,720
Tyler Technologies, Inc.†	13,000	2,233,530
Veeva Systems, Inc., Class A†	49,200	3,136,992
Workday, Inc., Class A†	29,700	3,032,667

		13,575,945

Entertainment Software — 2.7%
Electronic Arts, Inc.†	47,600	5,556,824
Take-Two Interactive Software, Inc.†	48,200	3,830,936

		9,387,760

Finance-Investment Banker/Broker — 1.9%
Lazard, Ltd., Class A	57,315	2,677,184
TD Ameritrade Holding Corp.	84,600	3,868,758

		6,545,942

Finance-Other Services — 1.0%
Nasdaq, Inc.	48,900	3,636,693

Food-Catering — 1.0%
Aramark	87,300	3,479,778

Gambling (Non-Hotel) — 0.7%
Red Rock Resorts, Inc., Class A	110,000	2,629,000

Hotels/Motels — 2.0%
Hilton Grand Vacations, Inc.†	60,440	2,221,774
Hilton Worldwide Holdings, Inc.	79,266	4,956,503

		7,178,277

Internet Security — 1.0%
Palo Alto Networks, Inc.†	25,300	3,334,034

Investment Companies — 0.9%
Oaktree Capital Group LLC	67,500	3,267,000

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.	15,200	2,824,616

Lighting Products & Systems — 1.1%
Acuity Brands, Inc.	19,000	3,850,350

Machinery-Construction & Mining — 0.8%
Oshkosh Corp.	40,500	2,788,830

297

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 1.5%
Middleby Corp.†	26,300	$3,436,884
Wabtec Corp.	24,500	1,846,320

		5,283,204

Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	18,600	2,142,348
Intuitive Surgical, Inc.†	2,200	2,064,172

		4,206,520

Medical-Biomedical/Gene — 5.6%
BioMarin Pharmaceutical, Inc.†	23,900	2,096,747
Exelixis, Inc.†	53,500	1,450,385
Illumina, Inc.†	30,720	5,340,672
Incyte Corp.†	19,000	2,532,510
Intercept Pharmaceuticals, Inc.†	16,300	1,909,219
Kite Pharma, Inc.†	33,100	3,588,371
Vertex Pharmaceuticals, Inc.†	18,943	2,875,926

		19,793,830

Medical-Drugs — 1.4%
ACADIA Pharmaceuticals, Inc.†	47,100	1,402,167
Jazz Pharmaceuticals PLC†	22,646	3,478,652

		4,880,819

Medical-HMO — 1.5%
Centene Corp.†	34,400	2,732,048
Humana, Inc.	11,020	2,547,824

		5,279,872

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	93,800	4,964,834

Medical-Wholesale Drug Distribution — 1.0%
Premier, Inc., Class A†	98,000	3,420,200

Networking Products — 1.0%
Arista Networks, Inc.†	24,100	3,597,889

Non-Hazardous Waste Disposal — 3.2%
Waste Connections, Inc.	171,000	11,111,580

Oil Companies-Exploration & Production — 2.2%
Concho Resources, Inc.†	47,700	6,213,402
Range Resources Corp.	72,400	1,528,364

		7,741,766

Real Estate Management/Services — 1.4%
CBRE Group, Inc., Class A†	124,900	4,744,951

Rental Auto/Equipment — 0.4%
United Rentals, Inc.†	10,400	1,237,184

Resort/Theme Parks — 0.8%
Vail Resorts, Inc.	13,800	2,908,488

Retail-Apparel/Shoe — 1.7%
Coach, Inc.	51,100	2,408,854
Ross Stores, Inc.	65,600	3,628,992

		6,037,846

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	13,100	2,676,330

Retail-Automobile — 0.8%
Copart, Inc.†	92,200	2,903,378

Retail-Convenience Store — 0.6%
Casey’s General Stores, Inc.	20,100	2,145,675

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	49,494	$2,403,924

Retail-Perfume & Cosmetics — 1.0%
Ulta Beauty, Inc.†	13,800	3,466,698

Schools — 0.5%
Bright Horizons Family Solutions, Inc.†	23,700	1,872,537

Semiconductor Equipment — 3.3%
Applied Materials, Inc.	70,200	3,110,562
Lam Research Corp.	32,600	5,198,396
Teradyne, Inc.	94,600	3,272,214

		11,581,172

Textile-Home Furnishings — 2.8%
Mohawk Industries, Inc.†	39,100	9,735,509

Tools-Hand Held — 1.5%
Stanley Black & Decker, Inc.	36,200	5,092,978

Transport-Truck — 1.0%
Old Dominion Freight Line, Inc.	35,800	3,433,578

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†	95,900	4,121,782

Total Long-Term Investment Securities (cost $282,696,635)		339,789,419

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $10,226,034, and collateralized by $9,470,000 of United States Treasury Bonds, bearing interest at 3.38%, due 05/15/2044 and having an approximate value of $10,435,779. (cost $10,226,000)	$10,226,000	10,226,000

TOTAL INVESTMENTS (cost $292,922,635)(1)	99.9%	350,015,419
Other assets less liabilities	0.1	433,414

NET ASSETS	100.0%	$350,448,833

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

298

.

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$339,789,419	$—	$—	$339,789,419
Repurchase Agreements	—	10,226,000	—	10,226,000

Total Investments at Value	$339,789,419	$10,226,000	$—	$350,015,419

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

299

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Commercial Services-Finance	7.2%
Medical-Biomedical/Gene	4.8
Medical Products	4.7
Resorts/Theme Parks	3.4
Non-Hazardous Waste Disposal	3.0
Enterprise Software/Service	3.0
Computers-Integrated Systems	2.7
Schools	2.7
Diversified Manufacturing Operations	2.3
Chemicals-Specialty	2.3
Entertainment Software	2.3
Security Services	2.1
Retail-Restaurants	2.1
Distribution/Wholesale	2.1
Machinery-Electrical	1.9
Semiconductor Equipment	1.9
Containers-Paper/Plastic	1.8
E-Commerce/Services	1.8
Electronic Security Devices	1.8
Miscellaneous Manufacturing	1.7
Lighting Products & Systems	1.7
Building Products-Doors & Windows	1.6
Electric Products-Misc.	1.6
Retail-Apparel/Shoe	1.6
Computer Services	1.5
Repurchase Agreements	1.5
Data Processing/Management	1.5
Applications Software	1.5
X-Ray Equipment	1.5
Medical-HMO	1.4
Disposable Medical Products	1.4
Theaters	1.4
Web Portals/ISP	1.4
Medical-Outpatient/Home Medical	1.4
Finance-Investment Banker/Broker	1.3
Finance-Consumer Loans	1.3
Computer Software	1.3
Cruise Lines	1.3
Hotels/Motels	1.3
Patient Monitoring Equipment	1.2
Internet Security	1.2
Transactional Software	1.1
Beverages-Wine/Spirits	1.1
Building Products-Cement	1.1
Beverages-Non-alcoholic	1.1
Airlines	1.1
Electronic Components-Semiconductors	1.0
Commercial Services	1.0
Oil Companies-Exploration & Production	1.0
Electronic Measurement Instruments	0.9
Financial Guarantee Insurance	0.9
Drug Delivery Systems	0.8
Telephone-Integrated	0.8
Web Hosting/Design	0.8
Finance-Mortgage Loan/Banker	0.7
Medical-Drugs	0.7
Auto/Truck Parts & Equipment-Original	0.4
Recycling	0.2

100.2%

*	Calculated as a percentage of net assets

300

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.7%
Airlines — 1.1%
Spirit Airlines, Inc.†	26,866	$1,043,744

Applications Software — 1.5%
PTC, Inc.†	26,960	1,487,922

Auto/Truck Parts & Equipment-Original — 0.4%
Tenneco, Inc.	6,720	371,616

Beverages-Non-alcoholic — 1.1%
National Beverage Corp.	10,450	1,067,154

Beverages-Wine/Spirits — 1.1%
Constellation Brands, Inc., Class A	5,676	1,097,455

Building Products-Cement — 1.1%
Vulcan Materials Co.	8,880	1,093,306

Building Products-Doors & Windows — 1.6%
Masonite International Corp.†	20,282	1,574,897

Chemicals-Specialty — 2.3%
Albemarle Corp.	7,280	843,024
Univar, Inc.†	47,810	1,484,022

		2,327,046

Commercial Services — 1.0%
CoStar Group, Inc.†	3,605	993,358

Commercial Services-Finance — 7.2%
Euronet Worldwide, Inc.†	16,070	1,552,523
Square, Inc., Class A†	5,660	149,141
Total System Services, Inc.	26,820	1,701,997
TransUnion†	38,816	1,778,937
WEX, Inc.†	18,037	1,960,261

		7,142,859

Computer Services — 1.5%
EPAM Systems, Inc.†	17,548	1,507,900

Computer Software — 1.3%
Box, Inc., Class A†	68,460	1,290,471

Computers-Integrated Systems — 2.7%
Mercury Systems, Inc.†	31,310	1,374,822
NCR Corp.†	35,180	1,331,563

		2,706,385

Containers-Paper/Plastic — 1.8%
Berry Global Group, Inc.†	32,620	1,829,329

Cruise Lines — 1.3%
Norwegian Cruise Line Holdings, Ltd.†	22,790	1,255,045

Data Processing/Management — 1.5%
Acxiom Corp.†	55,267	1,490,551

Disposable Medical Products — 1.4%
ICU Medical, Inc.†	8,090	1,390,671

Distribution/Wholesale — 2.1%
Pool Corp.	10,874	1,175,697
SiteOne Landscape Supply, Inc.†	16,386	860,265

		2,035,962

Diversified Manufacturing Operations — 2.3%
A.O. Smith Corp.	24,596	1,317,116
Colfax Corp.†	24,480	1,010,534

		2,327,650

Security Description	Shares	Value (Note 2)
Drug Delivery Systems — 0.8%
DexCom, Inc.†	12,580	$837,954

E-Commerce/Services — 1.8%
MercadoLibre, Inc.	6,290	1,814,162

Electric Products-Misc. — 1.6%
Littelfuse, Inc.	8,665	1,561,260

Electronic Components-Semiconductors — 1.0%
Advanced Micro Devices, Inc.†	74,060	1,007,957

Electronic Measurement Instruments — 0.9%
National Instruments Corp.	22,360	919,890

Electronic Security Devices — 1.8%
Allegion PLC	21,972	1,785,005

Enterprise Software/Service — 3.0%
Guidewire Software, Inc.†	14,824	1,069,700
Ultimate Software Group, Inc.†	8,380	1,891,450

		2,961,150

Entertainment Software — 2.3%
Take-Two Interactive Software, Inc.†	28,489	2,264,306

Finance-Consumer Loans — 1.3%
SLM Corp.†	118,910	1,317,523

Finance-Investment Banker/Broker — 1.3%
Raymond James Financial, Inc.	15,915	1,323,969

Finance-Mortgage Loan/Banker — 0.7%
Ellie Mae, Inc.†	8,480	739,626

Financial Guarantee Insurance — 0.9%
Radian Group, Inc.	48,430	843,651

Hotels/Motels — 1.3%
Hilton Grand Vacations, Inc.†	34,130	1,254,619

Internet Security — 1.2%
Proofpoint, Inc.†	13,881	1,183,216

Lighting Products & Systems — 1.7%
Universal Display Corp.	13,550	1,634,130

Machinery-Electrical — 1.9%
BWX Technologies, Inc.	36,600	1,928,088

Medical Products — 4.7%
ABIOMED, Inc.†	5,410	801,167
Cantel Medical Corp.	16,584	1,230,533
Glaukos Corp.†	21,600	867,888
Hill-Rom Holdings, Inc.	23,020	1,715,450

		4,615,038

Medical-Biomedical/Gene — 4.8%
Bio-Rad Laboratories, Inc., Class A†	2,240	527,811
Bioverativ, Inc.†	21,250	1,316,863
Bluebird Bio, Inc.†	5,881	554,284
Cambrex Corp.†	22,227	1,355,847
Exelixis, Inc.†	35,367	958,799

		4,713,604

Medical-Drugs — 0.7%
TESARO, Inc.†	5,060	645,960

Medical-HMO — 1.4%
Tivity Health, Inc.†	35,258	1,397,980

Medical-Outpatient/Home Medical — 1.4%
Amedisys, Inc.†	28,411	1,345,545

301

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.7%
John Bean Technologies Corp.	18,560	$1,714,944

Non-Hazardous Waste Disposal — 3.0%
Waste Connections, Inc.	45,781	2,974,849

Oil Companies-Exploration & Production — 1.0%
Diamondback Energy, Inc.†	9,832	942,692

Patient Monitoring Equipment — 1.2%
Insulet Corp.†	23,680	1,191,341

Recycling — 0.2%
Aqua Metals, Inc.†	20,820	243,178

Resorts/Theme Parks — 3.4%
Six Flags Entertainment Corp.	26,860	1,527,528
Vail Resorts, Inc.	8,922	1,880,401

		3,407,929

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	17,875	1,555,661

Retail-Restaurants — 2.1%
Dave & Buster’s Entertainment, Inc.†	18,985	1,179,159
Wingstop, Inc.†	30,229	907,172

		2,086,331

Schools — 2.7%
Adtalem Global Education, Inc.	28,910	939,575
Bright Horizons Family Solutions, Inc.†	22,211	1,754,891

		2,694,466

Security Services — 2.1%
Brink’s Co.	27,180	2,124,117

Semiconductor Equipment — 1.9%
Teradyne, Inc.	54,840	1,896,915

Telephone-Integrated — 0.8%
Zayo Group Holdings, Inc.†	25,045	821,225

Security Description	Shares/ Principal Amount	Value (Note 2)
Theaters — 1.4%
Cinemark Holdings, Inc.	35,504	$1,381,106

Transactional Software — 1.1%
Black Knight Financial Services, Inc., Class A†	26,150	1,111,375

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,650	12,540

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†	20,400	793,560

Web Portals/ISP — 1.4%
Yandex NV, Class A†	46,969	1,361,162

X-Ray Equipment — 1.5%
Hologic, Inc.†	32,760	1,448,319

Total Long-Term Investment Securities (cost $76,704,051)		97,889,664

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $1,495,005 and collateralized by $1,385,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $1,526,246 (cost $1,495,000)	$1,495,000	$1,495,000

TOTAL INVESTMENTS (cost $78,199,051)(1)	100.2%	99,384,664
Liabilities in excess of other assets	(0.2)	(219,602)

NET ASSETS	100.0%	$99,165,062

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$97,889,664	$—	$—	$97,889,664
Repurchase Agreements	—	1,495,000	—	1,495,000

Total Investments at Value*	$97,889,664	$1,495,000	$—	$99,384,664

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

302

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Enterprise Software/Service	4.5%
Computer Services	4.5
Electronic Components-Semiconductors	4.0
Oil Companies-Exploration & Production	3.6
Commercial Services-Finance	3.4
Computer Software	3.0
Medical Products	2.6
Medical-Drugs	2.6
Time Deposits	2.3
Building & Construction Products-Misc.	2.2
Chemicals-Specialty	2.1
Human Resources	2.1
Diversified Manufacturing Operations	1.9
Banks-Commercial	1.9
Medical Instruments	1.9
Finance-Investment Banker/Broker	1.8
Research & Development	1.7
Food-Misc./Diversified	1.7
Distribution/Wholesale	1.6
Commercial Services	1.6
Health Care Cost Containment	1.6
Respiratory Products	1.5
Medical-Biomedical/Gene	1.5
Finance-Other Services	1.5
Entertainment Software	1.5
Retail-Restaurants	1.5
Consumer Products-Misc.	1.3
Transport-Rail	1.3
Web Hosting/Design	1.3
Applications Software	1.2
Telecom Equipment-Fiber Optics	1.2
Communications Software	1.2
Therapeutics	1.2
Building-Heavy Construction	1.1
Medical-Hospitals	1.1
Schools	1.1
Resorts/Theme Parks	1.1
Savings & Loans/Thrifts	1.0
Financial Guarantee Insurance	1.0
Insurance-Property/Casualty	1.0
Containers-Paper/Plastic	1.0
Theaters	1.0
Drug Delivery Systems	1.0
Building Products-Doors & Windows	1.0
Retail-Misc./Diversified	0.9
Telecommunication Equipment	0.9
Recreational Vehicles	0.9
Medical-Generic Drugs	0.9
Medical-Wholesale Drug Distribution	0.9
Chemicals-Plastics	0.9
Building & Construction-Misc.	0.8
Dental Supplies & Equipment	0.8
Semiconductor Equipment	0.8
Retail-Building Products	0.8
Power Converter/Supply Equipment	0.8
Food-Confectionery	0.8
Instruments-Controls	0.7
Retail-Apparel/Shoe	0.7
Diagnostic Equipment	0.7
Office Furnishings-Original	0.7
Semiconductor Components-Integrated Circuits	0.7

Real Estate Investment Trusts	0.6%
Computer Aided Design	0.6
Motion Pictures & Services	0.6
Networking Products	0.6
Data Processing/Management	0.6
Airlines	0.6
Home Furnishings	0.5
Electronic Security Devices	0.5
Storage/Warehousing	0.5
Home Decoration Products	0.4

99.4%

*	Calculated as a percentage of net assets

303

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Airlines — 0.6%
Spirit Airlines, Inc.†	39,006	$1,515,383

Applications Software — 1.2%
HubSpot, Inc.†	46,591	3,370,859

Banks-Commercial — 1.9%
Webster Financial Corp.	43,828	2,275,988
Western Alliance Bancorp†	58,131	2,928,640

		5,204,628

Building & Construction Products-Misc. — 2.2%
Owens Corning	32,760	2,196,558
Summit Materials, Inc., Class A†	133,063	3,784,312

		5,980,870

Building & Construction-Misc. — 0.8%
TopBuild Corp.†	43,077	2,273,604

Building Products-Doors & Windows — 1.0%
Masonite International Corp.†	33,234	2,580,620

Building-Heavy Construction — 1.1%
Dycom Industries, Inc.†	32,657	2,958,724

Chemicals-Plastics — 0.9%
PolyOne Corp.	63,701	2,330,183

Chemicals-Specialty — 2.1%
Chemours Co.	65,558	3,121,216
Methanex Corp.	59,967	2,656,538

		5,777,754

Commercial Services — 1.6%
CoStar Group, Inc.†	15,739	4,336,881

Commercial Services-Finance — 3.4%
Euronet Worldwide, Inc.†	43,082	4,162,152
MarketAxess Holdings, Inc.	25,291	5,131,291

		9,293,443

Communications Software — 1.2%
BroadSoft, Inc.†	75,888	3,342,866

Computer Aided Design — 0.6%
Cadence Design Systems, Inc.†	45,611	1,683,046

Computer Services — 4.5%
DST Systems, Inc.	33,491	1,838,656
EPAM Systems, Inc.†	33,299	2,861,383
ExlService Holdings, Inc.†	24,572	1,414,118
Globant SA†	66,743	3,068,176
WNS Holdings, Ltd. ADR†	87,178	3,012,000

		12,194,333

Computer Software — 3.0%
InterXion Holding NV†	100,013	4,787,622
SS&C Technologies Holdings, Inc.	90,656	3,513,827

		8,301,449

Consumer Products-Misc. — 1.3%
Helen of Troy, Ltd.†	35,484	3,575,013

Containers-Paper/Plastic — 1.0%
Berry Global Group, Inc.†	48,272	2,707,094

Data Processing/Management — 0.6%
Fair Isaac Corp.	10,731	1,529,704

Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	13,558	$2,267,304

Diagnostic Equipment — 0.7%
Repligen Corp.†	49,745	2,003,231

Distribution/Wholesale — 1.6%
Pool Corp.	22,877	2,473,461
WESCO International, Inc.†	37,869	1,940,786

		4,414,247

Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	27,600	1,477,980
EnPro Industries, Inc.	48,750	3,754,725

		5,232,705

Drug Delivery Systems — 1.0%
DexCom, Inc.†	39,535	2,633,426

Electronic Components-Semiconductors — 4.0%
MACOM Technology Solutions Holdings, Inc.†	54,804	3,318,382
Microsemi Corp.†	56,413	2,937,989
Qorvo, Inc.†	24,769	1,698,163
Silicon Laboratories, Inc.†	41,192	3,093,519

		11,048,053

Electronic Security Devices — 0.5%
Allegion PLC	16,928	1,375,231

Enterprise Software/Service — 4.5%
Evolent Health, Inc., Class A†	105,370	2,602,639
Guidewire Software, Inc.†	60,555	4,369,649
Tyler Technologies, Inc.†	18,592	3,194,291
Ultimate Software Group, Inc.†	9,584	2,163,205

		12,329,784

Entertainment Software — 1.5%
Take-Two Interactive Software, Inc.†	51,293	4,076,768

Finance-Investment Banker/Broker — 1.8%
E*TRADE Financial Corp.†	121,756	4,991,996

Finance-Other Services — 1.5%
CBOE Holdings, Inc.	44,055	4,164,519

Financial Guarantee Insurance — 1.0%
MGIC Investment Corp.†	237,453	2,771,077

Food-Confectionery — 0.8%
Hostess Brands, Inc.†	140,736	2,150,446

Food-Misc./Diversified — 1.7%
B&G Foods, Inc.	34,666	1,256,643
Pinnacle Foods, Inc.	56,669	3,365,005

		4,621,648

Health Care Cost Containment — 1.6%
HealthEquity, Inc.†	94,221	4,321,917

Home Decoration Products — 0.4%
Newell Brands, Inc.	21,903	1,154,726

Home Furnishings — 0.5%
American Woodmark Corp.†	14,032	1,377,241

Human Resources — 2.1%
Korn/Ferry International	36,265	1,213,064
On Assignment, Inc.†	50,757	2,499,783
Robert Half International, Inc.	43,213	1,955,388

		5,668,235

304

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 0.7%
Woodward, Inc.	28,784	$2,013,153

Insurance-Property/Casualty — 1.0%
Selective Insurance Group, Inc.	54,110	2,740,672

Medical Instruments — 1.9%
Bio-Techne Corp.	19,591	2,270,793
Integra LifeSciences Holdings Corp.†	56,461	2,803,853

		5,074,646

Medical Products — 2.6%
Penumbra, Inc.†	43,477	3,549,897
Wright Medical Group NV†	138,984	3,651,110

		7,201,007

Medical-Biomedical/Gene — 1.5%
Retrophin, Inc.†	103,281	2,090,407
Sage Therapeutics, Inc.†	26,190	2,088,653

		4,179,060

Medical-Drugs — 2.6%
Eagle Pharmaceuticals, Inc.†	37,948	1,865,144
Pacira Pharmaceuticals, Inc.†	60,636	2,395,122
TESARO, Inc.†	21,954	2,802,648

		7,062,914

Medical-Generic Drugs — 0.9%
Impax Laboratories, Inc.†	124,231	2,403,870

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	55,197	2,921,577

Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	67,515	2,356,274

Motion Pictures & Services — 0.6%
Lions Gate Entertainment Corp., Class A†	28,642	842,075
Lions Gate Entertainment Corp., Class B†	29,338	807,088

		1,649,163

Networking Products — 0.6%
LogMeIn, Inc.	13,337	1,553,094

Office Furnishings-Original — 0.7%
Steelcase, Inc., Class A	144,718	1,975,401

Oil Companies-Exploration & Production — 3.6%
Callon Petroleum Co.†	368,991	4,176,978
Centennial Resource Development, Inc., Class A†	161,751	2,714,182
Diamondback Energy, Inc.†	31,504	3,020,603

		9,911,763

Power Converter/Supply Equipment — 0.8%
Generac Holdings, Inc.†	61,456	2,210,572

Real Estate Investment Trusts — 0.6%
Physicians Realty Trust	92,704	1,726,148

Recreational Vehicles — 0.9%
Brunswick Corp.	44,314	2,508,616

Research & Development — 1.7%
INC Research Holdings, Inc., Class A†	86,363	4,749,965

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	13,612	2,868,865

Security Description	Shares/ Principal Amount	Value (Note 2)
Respiratory Products — 1.5%
Inogen, Inc.†	44,409	$4,191,321

Retail-Apparel/Shoe — 0.7%
Burlington Stores, Inc.†	23,069	2,007,695

Retail-Building Products — 0.8%
BMC Stock Holdings, Inc.†	100,739	2,216,258

Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	53,078	2,564,198

Retail-Restaurants — 1.5%
Jack in the Box, Inc.	14,262	1,322,943
Texas Roadhouse, Inc.	36,044	1,704,881
Wingstop, Inc.†	32,952	988,890

		4,016,714

Savings & Loans/Thrifts — 1.0%
Sterling Bancorp	121,827	2,814,204

Schools — 1.1%
Bright Horizons Family Solutions, Inc.†	36,432	2,878,492

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	31,993	1,965,650

Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	26,700	2,233,455

Storage/Warehousing — 0.5%
Mobile Mini, Inc.	41,640	1,282,512

Telecom Equipment-Fiber Optics — 1.2%
Ciena Corp.†	130,830	3,368,872

Telecommunication Equipment — 0.9%
ARRIS International PLC†	89,761	2,509,718

Theaters — 1.0%
Cinemark Holdings, Inc.	68,570	2,667,373

Therapeutics — 1.2%
Neurocrine Biosciences, Inc.†	67,211	3,228,144

Transport-Rail — 1.3%
Genesee & Wyoming, Inc., Class A†	53,404	3,479,805

Web Hosting/Design — 1.3%
Q2 Holdings, Inc.†	62,944	2,448,522
Web.com Group, Inc.†	45,253	993,303

		3,441,825

Total Long-Term Investment Securities (cost $218,700,713)		265,532,004

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $6,303,000)	$6,303,000	6,303,000

TOTAL INVESTMENTS (cost $225,003,713)(1)	99.4%	271,835,004
Other assets less liabilities	0.6	1,575,765

NET ASSETS	100.0%	$273,410,769

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

305

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$265,532,004	$—	$—	$265,532,004
Short-Term Investment Securities	—	6,303,000	—	6,303,000

Total Investments at Value	$265,532,004	$6,303,000	$—	$271,835,004

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

306

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Applications Software	8.9%
Medical-Drugs	6.4
Web Portals/ISP	5.2
Internet Content-Entertainment	5.1
Commercial Paper	4.8
Entertainment Software	4.7
Medical Instruments	4.7
Commercial Services-Finance	4.2
Medical-Biomedical/Gene	4.0
Finance-Credit Card	3.8
E-Commerce/Products	3.6
E-Commerce/Services	3.1
Real Estate Investment Trusts	3.0
Finance-Other Services	2.7
Transport-Rail	2.6
Electronic Forms	2.6
Semiconductor Equipment	2.4
Internet Application Software	2.1
Athletic Footwear	2.1
Coatings/Paint	2.1
Diversified Banking Institutions	2.1
Auto/Truck Parts & Equipment-Original	2.1
Finance-Investment Banker/Broker	2.0
Electronic Components-Semiconductors	2.0
Building Products-Cement	2.0
Commercial Services	1.9
Medical-HMO	1.4
Aerospace/Defense	1.4
Retail-Restaurants	1.2
Enterprise Software/Service	1.1
Retail-Discount	0.8
Chemicals-Specialty	0.7
Drug Delivery Systems	0.7
Auto-Cars/Light Trucks	0.4

97.9%

*	Calculated as a percentage of net assets

307

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.1%
Aerospace/Defense — 1.4%
General Dynamics Corp.	23,111	$4,537,383

Applications Software — 8.9%
Microsoft Corp.	217,718	15,828,098
salesforce.com, Inc.†	143,232	13,005,466

		28,833,564

Athletic Footwear — 2.1%
NIKE, Inc., Class B	117,380	6,931,289

Auto-Cars/Light Trucks — 0.4%
Tesla, Inc.†	4,247	1,373,777

Auto/Truck Parts & Equipment-Original — 2.1%
Delphi Automotive PLC	73,317	6,629,323

Building Products-Cement — 2.0%
Vulcan Materials Co.	51,911	6,391,282

Chemicals-Specialty — 0.7%
Albemarle Corp.	20,474	2,370,889

Coatings/Paint — 2.1%
Sherwin-Williams Co.	20,486	6,909,313

Commercial Services — 1.9%
CoStar Group, Inc.†	21,969	6,053,558

Commercial Services-Finance — 4.2%
PayPal Holdings, Inc.†	154,402	9,040,237
S&P Global, Inc.	28,682	4,405,268

		13,445,505

Diversified Banking Institutions — 2.1%
Goldman Sachs Group, Inc.	29,714	6,695,456

Drug Delivery Systems — 0.7%
DexCom, Inc.†	32,728	2,180,012

E-Commerce/Products — 3.6%
Amazon.com, Inc.†	11,841	11,696,303

E-Commerce/Services — 3.1%
Ctrip.com International, Ltd. ADR†	80,908	4,832,635
Priceline Group, Inc.†	2,600	5,274,100

		10,106,735

Electronic Components-Semiconductors — 2.0%
Texas Instruments, Inc.	79,595	6,477,441

Electronic Forms — 2.6%
Adobe Systems, Inc.†	56,947	8,342,166

Enterprise Software/Service — 1.1%
Workday, Inc., Class A†	34,303	3,502,679

Entertainment Software — 4.7%
Activision Blizzard, Inc.	244,444	15,101,750

Finance-Credit Card — 3.8%
MasterCard, Inc., Class A	96,897	12,383,437

Finance-Investment Banker/Broker — 2.0%
Charles Schwab Corp.	153,371	6,579,616

Finance-Other Services — 2.7%
Intercontinental Exchange, Inc.	128,650	8,582,242

Internet Application Software — 2.1%
Tencent Holdings, Ltd.	172,900	6,937,428

Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	72,134	12,208,679

Security Description	Shares/ Principal Amount	Value (Note 2)
Internet Content-Entertainment (continued)
Netflix, Inc.†	23,459	$4,261,562

		16,470,241

Medical Instruments — 4.7%
Boston Scientific Corp.†	316,680	8,430,022
Intuitive Surgical, Inc.†	7,054	6,618,486

		15,048,508

Medical-Biomedical/Gene — 4.0%
Celgene Corp.†	28,199	3,818,426
Regeneron Pharmaceuticals, Inc.†	18,503	9,096,445

		12,914,871

Medical-Drugs — 6.4%
Allergan PLC	48,455	12,226,650
Zoetis, Inc.	137,319	8,585,184

		20,811,834

Medical-HMO — 1.4%
Humana, Inc.	20,069	4,639,953

Real Estate Investment Trusts — 3.0%
American Tower Corp.	71,467	9,743,096

Retail-Discount — 0.8%
Costco Wholesale Corp.	16,177	2,564,216

Retail-Restaurants — 1.2%
Starbucks Corp.	69,018	3,725,592

Semiconductor Equipment — 2.4%
ASML Holding NV	51,675	7,768,303

Transport-Rail — 2.6%
CSX Corp.	171,725	8,472,912

Web Portals/ISP — 5.2%
Alphabet, Inc., Class C†	18,120	16,860,660

Total Long-Term Investment Securities (cost $235,994,850)		301,081,334

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Commercial Paper — 4.8%
Societe Generale SA 0.99% due 08/01/2017 (cost $15,300,000)	$15,300,000	15,300,000

TOTAL INVESTMENTS (cost $251,294,850)(1)	97.9%	316,381,334
Other assets less liabilities	2.1	6,918,747

NET ASSETS	100.0%	$323,300,081

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

308

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$301,081,334	$—	$—	$301,081,334
Short-Term Investment Securities	—	15,300,000	—	15,300,000

Total Investments at Value	$301,081,334	$15,300,000	$—	$316,381,334

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

309

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	27.8%
Semiconductor Equipment	14.4
Computers	5.9
Applications Software	5.9
Semiconductor Components-Integrated Circuits	5.0
Web Portals/ISP	4.4
Repurchase Agreements	3.9
Computer Aided Design	3.5
Computers-Memory Devices	3.0
Enterprise Software/Service	2.6
Finance-Credit Card	2.5
Commercial Services-Finance	2.2
Computer Data Security	1.9
E-Commerce/Products	1.8
Broadcast Services/Program	1.8
Electronic Measurement Instruments	1.8
Telecommunication Equipment	1.7
Internet Content-Entertainment	1.6
Office Automation & Equipment	1.3
Computers-Periphery Equipment	1.3
Networking Products	1.0
Computer Services	1.0
Cable/Satellite TV	0.9
Web Hosting/Design	0.5
E-Commerce/Services	0.4
Toys	0.4
Entertainment Software	0.4
Electronic Forms	0.4
Data Processing/Management	0.4
Computer Software	0.3
Computer Graphics	0.2
Internet Application Software	0.1

100.3%

*	Calculated as a percentage of net assets

310

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Applications Software — 5.9%
Microsoft Corp.	8,100	$588,870
Nuance Communications, Inc.†	126,579	2,189,817
salesforce.com, Inc.†	7,983	724,856
Tableau Software, Inc., Class A†	5,368	345,968
Verint Systems, Inc.†	6,100	241,865

		4,091,376

Broadcast Services/Program — 1.8%
TiVo Corp.	63,100	1,236,760

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	14,800	598,660

Commercial Services-Finance — 2.2%
CPI Card Group, Inc.	38,306	113,003
Euronet Worldwide, Inc.†	3,691	356,587
PayPal Holdings, Inc.†	8,500	497,675
Travelport Worldwide, Ltd.	40,422	578,035

		1,545,300

Computer Aided Design — 3.5%
Synopsys, Inc.†	31,676	2,425,431

Computer Data Security — 1.9%
Check Point Software Technologies, Ltd.†	4,534	479,606
Fortinet, Inc.†	23,058	851,071

		1,330,677

Computer Graphics — 0.2%
CyberArk Software, Ltd.†	3,829	159,593

Computer Services — 1.0%
DXC Technology Co.	8,882	696,171

Computer Software — 0.3%
Splunk, Inc.†	4,000	240,040

Computers — 5.9%
Apple, Inc.	24,678	3,670,359
Hewlett Packard Enterprise Co.	25,900	453,509

		4,123,868

Computers-Memory Devices — 3.0%
Western Digital Corp.	24,800	2,110,976

Computers-Periphery Equipment — 1.3%
Electronics For Imaging, Inc.†	18,870	916,705

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	2,700	246,294

E-Commerce/Products — 1.8%
eBay, Inc.†	35,900	1,282,707

E-Commerce/Services — 0.4%
Ctrip.com International, Ltd. ADR†	2,500	149,325
Priceline Group, Inc.†	70	141,995

		291,320

Electronic Components-Semiconductors — 27.8%
Broadcom, Ltd.	20,463	5,047,403
Cavium, Inc.†	24,220	1,500,187
Inphi Corp.†	23,400	898,560
Lattice Semiconductor Corp.†	130,822	910,521
Microchip Technology, Inc.	17,000	1,360,680
Micron Technology, Inc.†	117,600	3,306,912
NVIDIA Corp.	1,300	211,263
ON Semiconductor Corp.†	58,844	879,718

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Qorvo, Inc.†	37,841	$2,594,379
Skyworks Solutions, Inc.	2,026	212,467
Synaptics, Inc.†	42,354	2,228,244
Tower Semiconductor, Ltd.†	10,059	263,043

		19,413,377

Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,700	249,033

Electronic Measurement Instruments — 1.8%
Keysight Technologies, Inc.†	7,500	311,925
Orbotech, Ltd.†	26,014	922,456

		1,234,381

Enterprise Software/Service — 2.6%
Oracle Corp.	36,000	1,797,480

Entertainment Software — 0.4%
Zynga, Inc., Class A†	70,800	255,588

Finance-Credit Card — 2.5%
Visa, Inc., Class A	17,200	1,712,432

Internet Application Software — 0.1%
Okta, Inc.†	2,629	57,707

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	6,600	1,117,050

Networking Products — 1.0%
Arista Networks, Inc.†	4,886	729,431

Office Automation & Equipment — 1.3%
Xerox Corp.	30,400	932,368

Semiconductor Components-Integrated Circuits — 5.0%
Cypress Semiconductor Corp.	9,000	127,800
Integrated Device Technology, Inc.†	53,700	1,403,718
Maxim Integrated Products, Inc.	43,369	1,970,687

		3,502,205

Semiconductor Equipment — 14.4%
Applied Materials, Inc.	39,700	1,759,107
Lam Research Corp.	38,104	6,076,064
Teradyne, Inc.	64,693	2,237,731

		10,072,902

Telecommunication Equipment — 1.7%
ARRIS International PLC†	43,240	1,208,990

Toys — 0.4%
Nintendo Co., Ltd. ADR	6,200	263,252

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	7,708	331,290

Web Portals/ISP — 4.4%
Alphabet, Inc., Class A†	1,500	1,418,250
Alphabet, Inc., Class C†	1,803	1,677,691

		3,095,941

Total Long-Term Investment Securities (cost $50,648,090)		67,269,305

311

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $2,698,009 collateralized by $2,500,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $2,754,958 (cost $2,698,000)	$2,698,000	$2,698,000

TOTAL INVESTMENTS (cost $53,346,090)(1)	100.3%	69,967,305
Liabilities in excess of other assets	(0.3)	(180,852)

NET ASSETS	100.0%	$69,786,453

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$67,269,305	$—	$—	$67,269,305
Repurchase Agreements	—	2,698,000	—	2,698,000

Total Investments at Value	$67,269,305	$2,698,000	$—	$69,967,305

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

312

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	7.5%
Insurance-Reinsurance	4.2
Computer Services	4.0
Real Estate Investment Trusts	3.9
Oil Companies-Exploration & Production	3.8
Electric-Integrated	3.3
Auto/Truck Parts & Equipment-Original	3.3
Banks-Super Regional	3.2
Machinery-Construction & Mining	3.1
Oil-Field Services	2.9
Insurance-Property/Casualty	2.9
Medical-HMO	2.6
Computers-Integrated Systems	2.6
Semiconductor Components-Integrated Circuits	2.4
Retail-Apparel/Shoe	2.2
Retail-Restaurants	2.0
Building-Residential/Commercial	2.0
Networking Products	1.7
Electronic Components-Semiconductors	1.6
Medical Labs & Testing Services	1.6
Time Deposits	1.5
Insurance-Multi-line	1.5
Machinery-Electrical	1.4
Containers-Paper/Plastic	1.4
Distribution/Wholesale	1.4
Auction Houses/Art Dealers	1.3
Medical-Hospitals	1.3
Consulting Services	1.3
Theaters	1.3
E-Services/Consulting	1.3
Rubber/Plastic Products	1.3
Applications Software	1.2
Commercial Services	1.2
Building-Heavy Construction	1.2
Electronic Parts Distribution	1.2
Airlines	1.2
Retail-Arts & Crafts	1.2
Engineering/R&D Services	1.2
Machinery-Pumps	1.1
Aerospace/Defense	1.1
Transport-Truck	1.1
Batteries/Battery Systems	1.0
Transport-Services	1.0
Transport-Air Freight	0.9
Oil Refining & Marketing	0.9
Office Furnishings-Original	0.8
Electronic Components-Misc.	0.8
Publishing-Books	0.8
Building-Maintenance & Services	0.8
Beverages-Non-alcoholic	0.8
Chemicals-Diversified	0.7
Oil & Gas Drilling	0.7
Food-Misc./Diversified	0.7
Footwear & Related Apparel	0.7
Finance-Consumer Loans	0.7
Gas-Distribution	0.6
Chemicals-Specialty	0.6

100.0%

*	Calculated as a percentage of net assets

313

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.5%
Aerospace/Defense — 1.1%
Esterline Technologies Corp.†	67,600	$6,523,400

Airlines — 1.2%
SkyWest, Inc.	192,780	7,036,470

Applications Software — 1.2%
Verint Systems, Inc.†	183,620	7,280,533

Auction Houses/Art Dealers — 1.3%
Sotheby’s†	140,190	7,933,352

Auto/Truck Parts & Equipment-Original — 3.3%
Cooper-Standard Holdings, Inc.†	44,006	4,500,054
Dana, Inc.	334,610	7,936,949
Lear Corp.	24,192	3,585,012
Tenneco, Inc.	60,520	3,346,756

		19,368,771

Banks-Commercial — 7.5%
Associated Banc-Corp.	276,650	6,625,767
Fulton Financial Corp.	340,110	6,207,008
Synovus Financial Corp.	171,470	7,455,516
Texas Capital Bancshares, Inc.†	77,880	6,101,898
Webster Financial Corp.	158,627	8,237,500
Zions Bancorporation	218,820	9,916,922

		44,544,611

Banks-Super Regional — 3.2%
Comerica, Inc.	129,790	9,385,115
Huntington Bancshares, Inc.	726,840	9,630,630

		19,015,745

Batteries/Battery Systems — 1.0%
EnerSys	81,550	5,893,619

Beverages-Non-alcoholic — 0.8%
Cott Corp.	286,530	4,452,676

Building-Heavy Construction — 1.2%
Granite Construction, Inc.	31,986	1,567,954
Tutor Perini Corp.†	210,538	5,600,311

		7,168,265

Building-Maintenance & Services — 0.8%
ABM Industries, Inc.	100,820	4,498,588

Building-Residential/Commercial — 2.0%
CalAtlantic Group, Inc.	209,170	7,341,867
PulteGroup, Inc.	177,440	4,333,085

		11,674,952

Chemicals-Diversified — 0.7%
Huntsman Corp.	167,040	4,446,605

Chemicals-Specialty — 0.6%
Ingevity Corp.†	61,471	3,596,054

Commercial Services — 1.2%
Quanta Services, Inc.†	213,159	7,189,853

Computer Services — 4.0%
Amdocs, Ltd.	142,920	9,599,937
Convergys Corp.	223,258	5,351,494
Genpact, Ltd.	307,150	8,907,350

		23,858,781

Computers-Integrated Systems — 2.6%
NCR Corp.†	207,791	7,864,890

Security Description	Shares	Value (Note 2)
Computers-Integrated Systems (continued)
VeriFone Systems, Inc.†	394,320	$7,693,183

		15,558,073

Consulting Services — 1.3%
Booz Allen Hamilton Holding Corp.	229,530	7,872,879

Containers-Paper/Plastic — 1.4%
Graphic Packaging Holding Co.	630,620	8,317,878

Distribution/Wholesale — 1.4%
Anixter International, Inc.†	104,250	8,209,688

E-Services/Consulting — 1.3%
CDW Corp.	122,040	7,740,997

Electric-Integrated — 3.3%
NorthWestern Corp.	89,450	5,169,316
PNM Resources, Inc.	206,530	8,230,220
Portland General Electric Co.	143,310	6,404,524

		19,804,060

Electronic Components-Misc. — 0.8%
Vishay Intertechnology, Inc.	264,000	4,712,400

Electronic Components-Semiconductors — 1.6%
Mellanox Technologies, Ltd.†	84,000	3,943,800
Qorvo, Inc.†	84,197	5,772,546

		9,716,346

Electronic Parts Distribution — 1.2%
Avnet, Inc.	183,480	7,041,962

Engineering/R&D Services — 1.2%
AECOM†	218,928	6,983,803

Finance-Consumer Loans — 0.7%
OneMain Holdings, Inc.†	145,620	3,893,879

Food-Misc./Diversified — 0.7%
Ingredion, Inc.	34,603	4,267,242

Footwear & Related Apparel — 0.7%
Crocs, Inc.†	493,260	3,916,484

Gas-Distribution — 0.6%
Southwest Gas Holdings, Inc.	47,670	3,818,367

Insurance-Multi-line — 1.5%
American Financial Group, Inc.	88,793	9,003,610

Insurance-Property/Casualty — 2.9%
First American Financial Corp.	167,500	8,108,675
Hanover Insurance Group, Inc.	39,110	3,709,975
Selective Insurance Group, Inc.	102,650	5,199,222

		17,017,872

Insurance-Reinsurance — 4.2%
Essent Group, Ltd.†	239,746	9,211,041
Reinsurance Group of America, Inc.	68,140	9,553,228
Validus Holdings, Ltd.	118,520	6,375,191

		25,139,460

Machinery-Construction & Mining — 3.1%
Oshkosh Corp.	124,100	8,545,526
Terex Corp.	244,430	9,623,209

		18,168,735

Machinery-Electrical — 1.4%
Regal Beloit Corp.	100,130	8,345,835

314

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 1.1%
SPX FLOW, Inc.†	188,040	$6,667,898

Medical Labs & Testing Services — 1.6%
ICON PLC†	90,904	9,540,375

Medical-HMO — 2.6%
Molina Healthcare, Inc.†	111,120	7,422,816
WellCare Health Plans, Inc.†	46,140	8,166,319

		15,589,135

Medical-Hospitals — 1.3%
LifePoint Health, Inc.†	132,826	7,889,864

Networking Products — 1.7%
Infinera Corp.†	434,400	5,095,512
NETGEAR, Inc.†	98,873	4,736,017

		9,831,529

Office Furnishings-Original — 0.8%
Steelcase, Inc., Class A	346,630	4,731,500

Oil & Gas Drilling — 0.7%
Helmerich & Payne, Inc.	85,480	4,326,998

Oil Companies-Exploration & Production — 3.8%
Oasis Petroleum, Inc.†	605,030	4,707,133
QEP Resources, Inc.†	611,840	5,243,469
SM Energy Co.	300,240	5,221,174
SRC Energy, Inc.†	856,050	7,284,985

		22,456,761

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	195,190	5,629,280

Oil-Field Services — 2.9%
Helix Energy Solutions Group, Inc.†	226,750	1,482,945
MRC Global, Inc.†	220,330	3,600,192
Oil States International, Inc.†	149,960	3,726,506
RPC, Inc.	413,620	8,566,070

		17,375,713

Publishing-Books — 0.8%
Scholastic Corp.	113,000	4,681,590

Real Estate Investment Trusts — 3.9%
Education Realty Trust, Inc.	203,280	7,633,164
Empire State Realty Trust, Inc., Class A	273,755	5,718,742
Gramercy Property Trust	328,665	9,932,256

		23,284,162

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Apparel/Shoe — 2.2%
Burlington Stores, Inc.†	40,264	$3,504,176
Caleres, Inc.	189,670	5,174,197
Children’s Place, Inc.	38,995	4,119,822

		12,798,195

Retail-Arts & Crafts — 1.2%
Michaels Cos., Inc.†	347,100	6,990,594

Retail-Restaurants — 2.0%
Bloomin’ Brands, Inc.	338,570	5,901,275
Brinker International, Inc.	163,239	5,790,087

		11,691,362

Rubber/Plastic Products — 1.3%
Trinseo SA	109,220	7,678,166

Semiconductor Components-Integrated Circuits — 2.4%
Cypress Semiconductor Corp.	572,721	8,132,638
Integrated Device Technology, Inc.†	238,470	6,233,606

		14,366,244

Theaters — 1.3%
Regal Entertainment Group, Class A	409,520	7,789,070

Transport-Air Freight — 0.9%
Atlas Air Worldwide Holdings, Inc.†	94,900	5,637,060

Transport-Services — 1.0%
Ryder System, Inc.	79,181	5,761,210

Transport-Truck — 1.1%
Werner Enterprises, Inc.	212,960	6,314,264

Total Long-Term Investment Securities (cost $486,064,836)		585,042,815

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $9,056,000)	$9,056,000	9,056,000

TOTAL INVESTMENTS (cost $495,120,836)(1)	100.0%	594,098,815
Other assets less liabilities	0.0	247,874

NET ASSETS	100.0%	$594,346,689

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$585,042,815	$—	$—	$585,042,815
Short-Term Investment Securities	—	9,056,000	—	9,056,000

Total Investments at Value	$585,042,815	$9,056,000	$—	$594,098,815

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Financial Statements

315

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio@

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.4%
Domestic Fixed Income Investment Companies	42.1
International Equity Investment Companies	12.8

100.3%

*	Calculated as a percentage of net assets

316

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 45.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	253,930	$5,341,976
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	37,461	392,393
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	24,526	260,652

Total Domestic Equity Investment Companies (cost $5,795,110)		5,995,021

Domestic Fixed Income Investment Companies — 42.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1† (cost $5,497,517)	543,858	5,548,701

International Equity Investment Companies — 12.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $1,596,662)	151,949	1,691,628

Total Long-Term Investment Securities (cost $12,889,289)		13,235,350

TOTAL INVESTMENTS (cost $12,889,289)(1)	100.3%	13,235,350
Liabilities in excess of other assets	(0.3)	(33,140)

NET ASSETS	100.0%	$13,202,210

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$13,235,350	$—	$—	$13,235,350

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

317

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio@

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	57.7%
Domestic Fixed Income Investment Companies	24.2
International Equity Investment Companies	18.2

100.1%

*	Calculated as a percentage of net assets

318

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 57.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	636,229	$13,384,461
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	126,918	1,329,422
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	62,767	667,058

Total Domestic Equity Investment Companies (cost $15,001,290)		15,380,941

Domestic Fixed Income Investment Companies — 24.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1† (cost $6,414,808)	632,610	6,454,186

International Equity Investment Companies — 18.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $4,655,458)	436,961	4,864,627

Security Description	Shares	Value (Note 2)
TOTAL INVESTMENTS (cost $26,071,556)(1)	100.1%	$26,699,754
Liabilities in excess of other assets	(0.1)	(37,327)

NET ASSETS	100.0%	$26,662,427

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security

  (1) See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$26,699,754	$—	$—	$26,699,754

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

319

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio@

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	62.6%
International Equity Investment Companies	23.8
Domestic Fixed Income Investment Companies	13.7

100.1%

*	Calculated as a percentage of net assets

320

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 62.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,952,209	$41,068,973
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	358,295	3,753,013
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	175,813	1,868,460

Total Domestic Equity Investment Companies (cost $45,555,875)		46,690,446

Domestic Fixed Income Investment Companies — 13.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1† (cost $10,185,006)	1,003,443	10,237,609

International Equity Investment Companies — 23.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $17,037,798)	1,594,736	17,753,958

TOTAL INVESTMENTS (cost $72,778,679)(1)	100.1%	74,682,013
Liabilities in excess of other assets	(0.1)	(52,418)

NET ASSETS	100.0%	$74,629,595

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$74,682,013	$—	$—	$74,682,013

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

321

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.7%
Banks-Commercial	7.7
Exchange-Traded Funds	3.2
Electric-Integrated	2.6
Gas-Distribution	2.6
Chemicals-Specialty	2.0
Retail-Restaurants	2.0
Data Processing/Management	1.8
Insurance-Property/Casualty	1.6
Computer Services	1.6
Commercial Services-Finance	1.5
Food-Misc./Diversified	1.5
Medical-Biomedical/Gene	1.3
Steel-Producers	1.3
Electronic Measurement Instruments	1.3
Medical Instruments	1.3
Building-Residential/Commercial	1.3
Machinery-General Industrial	1.2
Electronic Components-Semiconductors	1.2
Oil Companies-Exploration & Production	1.2
Medical Products	1.1
Electronic Parts Distribution	1.1
Diversified Manufacturing Operations	1.1
Insurance-Reinsurance	1.1
Investment Management/Advisor Services	1.0
Insurance-Multi-line	0.9
Enterprise Software/Service	0.9
Industrial Automated/Robotic	0.9
Electronic Components-Misc.	0.8
Transport-Truck	0.8
Aerospace/Defense-Equipment	0.8
Oil & Gas Drilling	0.7
Medical-Drugs	0.7
Semiconductor Components-Integrated Circuits	0.7
Garden Products	0.7
Computers-Integrated Systems	0.7
Oil-Field Services	0.7
Engineering/R&D Services	0.7
Medical-HMO	0.6
Computer Aided Design	0.6
Recreational Vehicles	0.6
Oil Refining & Marketing	0.6
Decision Support Software	0.6
Shipbuilding	0.6
Savings & Loans/Thrifts	0.6
Distribution/Wholesale	0.5
Machinery-Construction & Mining	0.5
Commercial Services	0.5
Containers-Paper/Plastic	0.5
Computer Software	0.5
Machine Tools & Related Products	0.5
Entertainment Software	0.5
Medical-Hospitals	0.5
Aerospace/Defense	0.5
Containers-Metal/Glass	0.4
Insurance-Life/Health	0.4
Finance-Other Services	0.4
Veterinary Diagnostics	0.4
Research & Development	0.4
Airlines	0.4
Human Resources	0.4

Disposable Medical Products	0.4%
Coatings/Paint	0.4
Semiconductor Equipment	0.4
Telecommunication Equipment	0.4
Television	0.4
Multimedia	0.4
Building Products-Air & Heating	0.4
Funeral Services & Related Items	0.4
Lasers-System/Components	0.4
Medical Information Systems	0.4
Retail-Automobile	0.4
Machinery-Pumps	0.4
Applications Software	0.4
Filtration/Separation Products	0.4
Retail-Sporting Goods	0.4
Networking Products	0.4
Power Converter/Supply Equipment	0.4
Wireless Equipment	0.4
Batteries/Battery Systems	0.4
Water	0.4
Footwear & Related Apparel	0.3
Real Estate Management/Services	0.3
Cosmetics & Toiletries	0.3
Gold Mining	0.3
Computer Data Security	0.3
Food-Flour & Grain	0.3
Rental Auto/Equipment	0.3
Computers-Memory Devices	0.3
Insurance Brokers	0.3
Miscellaneous Manufacturing	0.3
Building-Mobile Home/Manufactured Housing	0.3
Chemicals-Diversified	0.3
Food-Canned	0.3
Machinery-Farming	0.3
Finance-Consumer Loans	0.3
Building-Heavy Construction	0.3
Schools	0.3
Building Products-Cement	0.3
Physicians Practice Management	0.3
Retail-Bedding	0.3
Drug Delivery Systems	0.3
Oil Companies-Integrated	0.3
Patient Monitoring Equipment	0.3
Apparel Manufacturers	0.2
Retail-Convenience Store	0.2
Building-Maintenance & Services	0.2
Theaters	0.2
Electric Products-Misc.	0.2
Transport-Rail	0.2
Transport-Services	0.2
Telephone-Integrated	0.2
Instruments-Controls	0.2
Energy-Alternate Sources	0.2
Physical Therapy/Rehabilitation Centers	0.2
Machinery-Electrical	0.2
Retail-Apparel/Shoe	0.2
Retail-Mail Order	0.2
Office Furnishings-Original	0.2
Telecom Equipment-Fiber Optics	0.2
Building & Construction Products-Misc.	0.2
Cable/Satellite TV	0.2

322

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Printing-Commercial	0.2%
Retail-Discount	0.2
Finance-Investment Banker/Broker	0.2
Steel Pipe & Tube	0.2
Auto/Truck Parts & Equipment-Original	0.2
Transport-Marine	0.2
Food-Baking	0.2
Racetracks	0.2
Retail-Catalog Shopping	0.2
Metal Processors & Fabrication	0.2
Multilevel Direct Selling	0.2
Food-Retail	0.2
Housewares	0.2
Wire & Cable Products	0.2
Retail-Office Supplies	0.2
Chemicals-Plastics	0.2
Coal	0.2
Hazardous Waste Disposal	0.2
Office Automation & Equipment	0.2
Retail-Misc./Diversified	0.2
Transactional Software	0.2
Consumer Products-Misc.	0.2
Home Furnishings	0.2
Auction Houses/Art Dealers	0.2
Environmental Monitoring & Detection	0.2
Building Products-Light Fixtures	0.2
Internet Content-Information/News	0.1
Publishing-Books	0.1
Paper & Related Products	0.1
Transport-Equipment & Leasing	0.1
Quarrying	0.1
Publishing-Newspapers	0.1
Retail-Petroleum Products	0.1
Metal Products-Distribution	0.1
Retail-Computer Equipment	0.1
Publishing-Periodicals	0.1
Retail-Arts & Crafts	0.1
Steel-Specialty	0.1
Medical-Wholesale Drug Distribution	0.1
Food-Wholesale/Distribution	0.1
Real Estate Operations & Development	0.1
Rubber-Tires	0.1
Computers-Other	0.1
E-Commerce/Services	0.1
Repurchase Agreements	0.1
Oil Field Machinery & Equipment	0.1
Retail-Regional Department Stores	0.1
Brewery	0.1
Food-Dairy Products	0.1
Consulting Services	0.1

99.9%

*	Calculated as a percentage of net assets

323

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.6%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	2,417	$233,241
Teledyne Technologies, Inc.†	2,865	390,614

		623,855

Aerospace/Defense-Equipment — 0.8%
Curtiss-Wright Corp.	3,592	346,341
KLX, Inc.†	4,200	218,064
Orbital ATK, Inc.	4,686	478,815

		1,043,220

Airlines — 0.4%
JetBlue Airways Corp.†	27,092	594,128

Apparel Manufacturers — 0.2%
Carter’s, Inc.	3,929	340,762

Applications Software — 0.4%
PTC, Inc.†	9,379	517,627

Auction Houses/Art Dealers — 0.2%
Sotheby’s†	3,720	210,515

Auto/Truck Parts & Equipment-Original — 0.2%
Dana, Inc.	11,737	278,402

Banks-Commercial — 7.7%
Associated Banc-Corp.	12,367	296,190
BancorpSouth, Inc.	6,749	202,807
Bank of Hawaii Corp.	3,468	290,168
Bank of the Ozarks, Inc.	9,859	425,416
Cathay General Bancorp, Class B	6,093	228,183
Chemical Financial Corp.	5,775	278,297
Commerce Bancshares, Inc.	7,095	411,794
Cullen/Frost Bankers, Inc.	4,621	419,494
East West Bancorp, Inc.	11,731	668,432
First Horizon National Corp.	18,981	330,839
FNB Corp.	26,233	359,392
Fulton Financial Corp.	14,194	259,041
Hancock Holding Co.	6,862	315,652
Home BancShares, Inc.	10,247	254,126
International Bancshares Corp.	4,719	167,053
MB Financial, Inc.	5,785	236,607
PacWest Bancorp	9,733	467,379
Pinnacle Financial Partners, Inc.	5,767	368,511
Prosperity Bancshares, Inc.	5,642	361,652
Signature Bank†	4,359	604,070
SVB Financial Group†	4,263	760,690
Synovus Financial Corp.	9,930	431,756
TCF Financial Corp.	13,902	219,096
Texas Capital Bancshares, Inc.†	4,024	315,280
Trustmark Corp.	5,499	175,748
UMB Financial Corp.	3,562	248,129
Umpqua Holdings Corp.	17,895	331,773
United Bankshares, Inc.	8,513	293,698
Valley National Bancorp	21,421	254,481
Webster Financial Corp.	7,486	388,748
Wintrust Financial Corp.	4,519	340,326

		10,704,828

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	5,020	231,271
EnerSys	3,533	255,330

		486,601

Security Description	Shares	Value (Note 2)
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	750	$117,600

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.†	11,752	295,093

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	3,118	533,178

Building Products-Cement — 0.3%
Eagle Materials, Inc.	3,941	370,848

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	7,899	204,663

Building-Heavy Construction — 0.3%
Dycom Industries, Inc.†	2,524	228,674
Granite Construction, Inc.	3,233	158,482

		387,156

Building-Maintenance & Services — 0.2%
Rollins, Inc.	7,788	338,077

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	3,885	409,285

Building-Residential/Commercial — 1.3%
CalAtlantic Group, Inc.	6,250	219,375
KB Home	6,747	154,641
NVR, Inc.†	274	715,261
Toll Brothers, Inc.	12,014	463,620
TRI Pointe Group, Inc.†	12,914	171,756

		1,724,653

Cable/Satellite TV — 0.2%
Cable One, Inc.	381	289,522

Chemicals-Diversified — 0.3%
Olin Corp.	13,469	397,066

Chemicals-Plastics — 0.2%
PolyOne Corp.	6,638	242,818

Chemicals-Specialty — 2.0%
Ashland Global Holdings, Inc.	5,053	328,293
Cabot Corp.	5,072	275,562
Chemours Co.	14,977	713,055
Minerals Technologies, Inc.	2,848	201,638
NewMarket Corp.	751	345,543
Sensient Technologies Corp.	3,593	267,176
Valvoline, Inc.	16,604	376,413
Versum Materials, Inc.	8,824	311,134

		2,818,814

Coal — 0.2%
CONSOL Energy, Inc.†	14,382	241,042

Coatings/Paint — 0.4%
RPM International, Inc.	10,845	562,530

Commercial Services — 0.5%
CoreLogic, Inc.†	6,872	313,019
Live Nation Entertainment, Inc.†	10,844	404,156

		717,175

Commercial Services-Finance — 1.5%
CDK Global, Inc.	11,789	775,481
MarketAxess Holdings, Inc.	3,052	619,220
Sabre Corp.	16,708	369,748
WEX, Inc.†	3,134	340,603

		2,105,052

324

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Aided Design — 0.6%
Cadence Design Systems, Inc.†	22,701	$837,667

Computer Data Security — 0.3%
Fortinet, Inc.†	12,129	447,681

Computer Services — 1.6%
Convergys Corp.	7,642	183,179
DST Systems, Inc.	5,015	275,323
Leidos Holdings, Inc.	11,649	622,523
MAXIMUS, Inc.	5,263	317,675
NeuStar, Inc., Class A†	4,528	151,235
Science Applications International Corp.	3,549	249,885
Teradata Corp.†	10,627	338,151

		2,137,971

Computer Software — 0.5%
Blackbaud, Inc.	3,900	360,126
j2 Global, Inc.	3,913	331,157

		691,283

Computers-Integrated Systems — 0.7%
Diebold Nixdorf, Inc.	6,128	143,395
NCR Corp.†	9,840	372,444
NetScout Systems, Inc.†	7,447	256,921
VeriFone Systems, Inc.†	9,062	176,800

		949,560

Computers-Memory Devices — 0.3%
Brocade Communications Systems, Inc.	33,292	420,478

Computers-Other — 0.1%
3D Systems Corp.†	8,778	147,470

Consulting Services — 0.1%
FTI Consulting, Inc.†	3,355	110,078

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	2,196	221,247

Containers-Metal/Glass — 0.4%
Greif, Inc., Class A	2,096	117,564
Owens-Illinois, Inc.†	13,210	315,719
Silgan Holdings, Inc.	6,089	184,497

		617,780

Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	7,465	316,292
Sonoco Products Co.	8,069	391,185

		707,477

Cosmetics & Toiletries — 0.3%
Avon Products, Inc.†	35,712	129,992
Edgewell Personal Care Co.†	4,662	336,596

		466,588

Data Processing/Management — 1.8%
Acxiom Corp.†	6,374	171,907
Broadridge Financial Solutions, Inc.	9,547	724,235
CommVault Systems, Inc.†	3,394	202,113
Dun & Bradstreet Corp.	2,996	331,837
Fair Isaac Corp.	2,515	358,513
Jack Henry & Associates, Inc.	6,305	676,653

		2,465,258

Decision Support Software — 0.6%
MSCI, Inc.	7,351	800,891

Security Description	Shares	Value (Note 2)
Disposable Medical Products — 0.4%
STERIS PLC	6,896	$564,438

Distribution/Wholesale — 0.5%
Pool Corp.	3,358	363,067
Watsco, Inc.	2,468	372,100

		735,167

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	5,245	511,860
Crane Co.	4,107	310,078
ITT, Inc.	7,199	295,159
Trinity Industries, Inc.	12,355	338,651

		1,455,748

Drug Delivery Systems — 0.3%
Catalent, Inc.†	10,146	352,066

E-Commerce/Services — 0.1%
Cars.com, Inc.†	5,811	141,207

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	1,842	331,892

Electric-Integrated — 2.6%
Black Hills Corp.	4,341	302,394
Great Plains Energy, Inc.	17,506	540,235
Hawaiian Electric Industries, Inc.	8,830	291,302
IDACORP, Inc.	4,091	353,299
MDU Resources Group, Inc.	15,857	417,832
NorthWestern Corp.	3,933	227,288
OGE Energy Corp.	16,214	581,434
PNM Resources, Inc.	6,467	257,710
Westar Energy, Inc.	11,532	585,249

		3,556,743

Electronic Components-Misc. — 0.8%
Gentex Corp.	23,324	396,974
Jabil Circuit, Inc.	14,800	451,400
Knowles Corp.†	7,244	109,747
Vishay Intertechnology, Inc.	10,884	194,279

		1,152,400

Electronic Components-Semiconductors — 1.2%
IPG Photonics Corp.†	3,051	465,705
Microsemi Corp.†	9,375	488,250
Monolithic Power Systems, Inc.	3,083	315,452
Silicon Laboratories, Inc.†	3,438	258,194
Synaptics, Inc.†	2,785	146,519

		1,674,120

Electronic Measurement Instruments — 1.3%
Keysight Technologies, Inc.†	14,996	623,684
National Instruments Corp.	8,628	354,956
Trimble, Inc.†	20,533	768,550

		1,747,190

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	7,213	586,345
Avnet, Inc.	10,148	389,480
SYNNEX Corp.	2,366	281,365
Tech Data Corp.†	2,817	288,461

		1,545,651

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	6,350	313,118

325

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services — 0.7%
AECOM†	12,644	$403,344
EMCOR Group, Inc.	4,809	324,607
KBR, Inc.	11,623	173,415

		901,366

Enterprise Software/Service — 0.9%
Manhattan Associates, Inc.†	5,639	249,244
Tyler Technologies, Inc.†	2,740	470,759
Ultimate Software Group, Inc.†	2,412	544,413

		1,264,416

Entertainment Software — 0.5%
Take-Two Interactive Software, Inc.†	8,431	670,096

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	2,557	204,969

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	10,726	509,378

Finance-Consumer Loans — 0.3%
SLM Corp.†	34,997	387,767

Finance-Investment Banker/Broker — 0.2%
Stifel Financial Corp.†	5,558	282,624

Finance-Other Services — 0.4%
SEI Investments Co.	10,824	611,664

Food-Baking — 0.2%
Flowers Foods, Inc.	14,949	262,953

Food-Canned — 0.3%
TreeHouse Foods, Inc.†	4,623	392,169

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,441	53,605

Food-Dairy Products — 0.1%
Dean Foods Co.	7,378	110,670

Food-Flour & Grain — 0.3%
Post Holdings, Inc.†	5,380	447,616

Food-Misc./Diversified — 1.5%
Hain Celestial Group, Inc.†	8,399	375,519
Ingredion, Inc.	5,819	717,599
Lamb Weston Holdings, Inc.	11,267	495,523
Lancaster Colony Corp.	1,582	193,985
Snyder’s-Lance, Inc.	6,983	242,938

		2,025,564

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	10,493	252,566

Food-Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	4,108	158,281

Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	2,597	168,441
Skechers U.S.A., Inc., Class A†	10,862	305,114

		473,555

Funeral Services & Related Items — 0.4%
Service Corp. International	15,263	530,084

Garden Products — 0.7%
Scotts Miracle-Gro Co., Class A	3,580	343,644
Toro Co.	8,735	620,971

		964,615

Security Description	Shares	Value (Note 2)
Gas-Distribution — 2.6%
Atmos Energy Corp.	8,549	$741,711
National Fuel Gas Co.	6,935	410,622
New Jersey Resources Corp.	7,018	295,809
ONE Gas, Inc.	4,258	309,897
Southwest Gas Holdings, Inc.	3,862	309,346
UGI Corp.	14,056	709,406
Vectren Corp.	6,735	404,841
WGL Holdings, Inc.	4,158	356,424

		3,538,056

Gold Mining — 0.3%
Royal Gold, Inc.	5,305	459,731

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	4,226	240,037

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	3,807	219,550

Housewares — 0.2%
Tupperware Brands Corp.	4,119	250,064

Human Resources — 0.4%
ManpowerGroup, Inc.	5,446	583,539

Industrial Automated/Robotic — 0.9%
Cognex Corp.	7,035	668,747
Nordson Corp.	4,352	552,704

		1,221,451

Instruments-Controls — 0.2%
Woodward, Inc.	4,477	313,121

Insurance Brokers — 0.3%
Brown & Brown, Inc.	9,339	416,519

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	13,908	318,215
Primerica, Inc.	3,694	299,399

		617,614

Insurance-Multi-line — 0.9%
American Financial Group, Inc.	5,976	605,967
Genworth Financial, Inc., Class A†	40,511	138,953
Kemper Corp.	3,957	155,312
Old Republic International Corp.	19,902	390,477

		1,290,709

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	1,253	768,515
First American Financial Corp.	8,954	433,463
Hanover Insurance Group, Inc.	3,465	328,690
Mercury General Corp.	2,964	177,514
WR Berkley Corp.	7,874	543,070

		2,251,252

Insurance-Reinsurance — 1.1%
Aspen Insurance Holdings, Ltd.	4,870	237,656
Reinsurance Group of America, Inc.	5,228	732,966
RenaissanceRe Holdings, Ltd.	3,299	484,656

		1,455,278

Internet Content-Information/News — 0.1%
WebMD Health Corp.†	3,063	202,924

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	9,335	458,255
Federated Investors, Inc., Class B	7,532	217,148
Janus Henderson Group PLC†	14,645	490,461

326

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Legg Mason, Inc.	6,927	$277,149

		1,443,013

Lasers-System/Components — 0.4%
Coherent, Inc.†	1,999	529,735

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	6,540	241,326
Lincoln Electric Holdings, Inc.	5,022	438,220

		679,546

Machinery-Construction & Mining — 0.5%
Oshkosh Corp.	6,072	418,118
Terex Corp.	7,924	311,968

		730,086

Machinery-Electrical — 0.2%
Regal Beloit Corp.	3,639	303,311

Machinery-Farming — 0.3%
AGCO Corp.	5,419	390,927

Machinery-General Industrial — 1.2%
IDEX Corp.	6,195	721,965
Wabtec Corp.	7,012	528,424
Zebra Technologies Corp., Class A†	4,284	435,769

		1,686,158

Machinery-Pumps — 0.4%
Graco, Inc.	4,510	523,340

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	14,733	181,363
Medidata Solutions, Inc.†	4,501	345,722

		527,085

Medical Instruments — 1.3%
Bio-Techne Corp.	3,031	351,323
Halyard Health, Inc.†	3,789	152,394
LivaNova PLC†	3,521	214,570
NuVasive, Inc.†	4,114	270,660
Teleflex, Inc.	3,652	756,767

		1,745,714

Medical Products — 1.1%
ABIOMED, Inc.†	3,309	490,030
Globus Medical, Inc., Class A†	5,862	180,256
Hill-Rom Holdings, Inc.	4,859	362,093
West Pharmaceutical Services, Inc.	5,972	529,716

		1,562,095

Medical-Biomedical/Gene — 1.3%
Bio-Rad Laboratories, Inc., Class A†	1,690	398,215
Bioverativ, Inc.†	8,781	544,158
Charles River Laboratories International, Inc.†	3,868	379,838
United Therapeutics Corp.†	3,658	469,687

		1,791,898

Medical-Drugs — 0.7%
Akorn, Inc.†	7,079	237,996
Endo International PLC†	16,122	177,664
Mallinckrodt PLC†	8,066	369,423
Prestige Brands Holdings, Inc.†	4,300	230,609

		1,015,692

Security Description	Shares	Value (Note 2)
Medical-HMO — 0.6%
Molina Healthcare, Inc.†	3,471	$231,863
WellCare Health Plans, Inc.†	3,613	639,465

		871,328

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	6,204	328,378
LifePoint Health, Inc.†	3,277	194,654
Tenet Healthcare Corp.†	6,530	113,295

		636,327

Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	4,969	160,151

Metal Processors & Fabrication — 0.2%
Timken Co.	5,700	259,350

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	3,567	180,740

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	5,068	410,153

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	4,033	255,531

Multimedia — 0.4%
FactSet Research Systems, Inc.	3,204	535,773

Networking Products — 0.4%
LogMeIn, Inc.	4,277	498,057

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	15,142	238,335

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	4,854	163,458
HNI Corp.	3,580	135,145

		298,603

Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.†	5,237	65,044
Ensco PLC, Class A	24,649	130,393
Nabors Industries, Ltd.	23,204	178,903
Patterson-UTI Energy, Inc.	13,424	259,620
Rowan Cos. PLC, Class A†	10,238	119,477
Transocean, Ltd.†	31,749	274,629

		1,028,066

Oil Companies-Exploration & Production — 1.2%
Energen Corp.†	7,880	419,846
Gulfport Energy Corp.†	12,915	162,987
Matador Resources Co.†	7,565	183,527
QEP Resources, Inc.†	19,526	167,338
SM Energy Co.	7,950	138,251
Southwestern Energy Co.†	41,073	234,116
WPX Energy, Inc.†	32,282	348,000

		1,654,065

Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	13,169	350,032

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,071	136,967

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	14,399	415,267
Murphy USA, Inc.†	2,807	212,574
PBF Energy, Inc., Class A	8,905	202,767

		830,608

327

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services — 0.7%
Core Laboratories NV	3,581	$359,998
NOW, Inc.†	8,742	139,260
Oceaneering International, Inc.	7,978	204,636
Oil States International, Inc.†	4,192	104,171
Superior Energy Services, Inc.†	12,408	133,510

		941,575

Paper & Related Products — 0.1%
Domtar Corp.	5,082	198,503

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	3,695	349,547

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.	7,272	309,496

Physicians Practice Management — 0.3%
MEDNAX, Inc.†	7,552	354,793

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	4,156	493,691

Printing-Commercial — 0.2%
Deluxe Corp.	3,938	284,324

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	3,636	200,889

Publishing-Newspapers — 0.1%
New York Times Co., Class A	9,919	188,461

Publishing-Periodicals — 0.1%
Meredith Corp.	2,978	177,042

Quarrying — 0.1%
Compass Minerals International, Inc.	2,746	189,611

Racetracks — 0.2%
Churchill Downs, Inc.	1,004	187,798
International Speedway Corp., Class A	2,050	73,390

		261,188

Real Estate Investment Trusts — 8.7%
American Campus Communities, Inc.	10,886	521,875
Camden Property Trust	7,116	638,305
Care Capital Properties, Inc.	6,825	165,302
CoreCivic, Inc.	9,592	265,698
Corporate Office Properties Trust	8,073	268,750
Cousins Properties, Inc.	34,010	312,552
CyrusOne, Inc.	6,339	378,502
DCT Industrial Trust, Inc.	7,463	420,465
Douglas Emmett, Inc.	11,923	456,174
Education Realty Trust, Inc.	5,941	223,085
EPR Properties	5,202	376,521
First Industrial Realty Trust, Inc.	9,522	290,611
GEO Group, Inc.	10,103	296,523
Healthcare Realty Trust, Inc.	9,454	314,818
Highwoods Properties, Inc.	8,283	426,740
Hospitality Properties Trust	13,337	387,573
JBG SMITH Properties†	6,993	248,112
Kilroy Realty Corp.	7,980	553,892
Lamar Advertising Co., Class A	6,779	478,394
LaSalle Hotel Properties	9,192	271,532
Liberty Property Trust	11,952	502,223
Life Storage, Inc.	3,775	275,726
Mack-Cali Realty Corp.	7,295	191,421
Medical Properties Trust, Inc.	29,553	383,598
National Retail Properties, Inc.	12,109	484,118

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.	15,979	$504,777
Potlatch Corp.	3,297	157,761
Quality Care Properties, Inc.†	7,599	127,815
Rayonier, Inc.	10,460	304,072
Senior Housing Properties Trust	19,287	375,132
Tanger Factory Outlet Centers, Inc.	7,832	207,000
Taubman Centers, Inc.	4,928	280,255
Uniti Group, Inc.†	12,821	328,218
Urban Edge Properties	8,032	201,844
Washington Prime Group, Inc.	15,048	135,733
Weingarten Realty Investors	9,590	311,291

		12,066,408

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	3,677	467,788

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	3,751	157,279

Recreational Vehicles — 0.6%
Brunswick Corp.	7,251	410,479
Polaris Industries, Inc.	4,756	426,423

		836,902

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	5,106	236,306
Avis Budget Group, Inc.†	6,839	210,504

		446,810

Research & Development — 0.4%
INC Research Holdings, Inc., Class A†	4,393	241,615
PAREXEL International Corp.†	4,121	360,670

		602,285

Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	13,507	159,923
Urban Outfitters, Inc.†	7,176	140,578

		300,501

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	8,588	172,962

Retail-Automobile — 0.4%
Copart, Inc.†	16,644	524,120

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.	11,785	352,371

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	3,660	260,629

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	8,221	178,313

Retail-Convenience Store — 0.2%
Casey’s General Stores, Inc.	3,181	339,572

Retail-Discount — 0.2%
Big Lots, Inc.	3,636	180,600
HSN, Inc.	2,594	102,852

		283,452

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	6,471	300,449

Retail-Misc./Diversified — 0.2%
Sally Beauty Holdings, Inc.†	11,158	225,726

Retail-Office Supplies — 0.2%
Office Depot, Inc.	41,946	246,223

328

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	5,608	$181,363

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,758	129,776

Retail-Restaurants — 2.0%
Brinker International, Inc.	3,973	140,922
Buffalo Wild Wings, Inc.†	1,310	140,825
Cheesecake Factory, Inc.	3,622	172,335
Cracker Barrel Old Country Store, Inc.	1,953	303,594
Domino’s Pizza, Inc.	3,904	728,096
Dunkin’ Brands Group, Inc.	7,483	396,823
Jack in the Box, Inc.	2,389	221,604
Papa John’s International, Inc.	2,149	153,288
Texas Roadhouse, Inc.	5,240	247,852
Wendy’s Co.	15,545	240,015

		2,745,354

Retail-Sporting Goods — 0.4%
Cabela’s, Inc.†	4,196	239,088
Dick’s Sporting Goods, Inc.	7,126	266,085

		505,173

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,298	157,092

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	39,707	521,353
Washington Federal, Inc.	7,262	242,914

		764,267

Schools — 0.3%
Adtalem Global Education, Inc.	4,627	150,378
Graham Holdings Co., Class B	378	223,927

		374,305

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	5,229	321,270
Cypress Semiconductor Corp.	26,748	379,821
Integrated Device Technology, Inc.†	10,798	282,260

		983,351

Semiconductor Equipment — 0.4%
Teradyne, Inc.	16,153	558,732

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	3,737	770,233

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,834	280,052

Steel-Producers — 1.3%
Carpenter Technology Corp.	3,795	153,432
Commercial Metals Co.	9,400	174,840
Reliance Steel & Aluminum Co.	5,918	428,226
Steel Dynamics, Inc.	19,631	695,134
United States Steel Corp.	14,181	333,112

		1,784,744

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	8,835	167,335

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	11,511	296,408

Telecommunication Equipment — 0.4%
ARRIS International PLC†	15,246	426,278

Security Description	Shares	Value (Note 2)
Telecommunication Equipment (continued)
Plantronics, Inc.	2,715	$122,664

		548,942

Telephone-Integrated — 0.2%
Frontier Communications Corp.	6,349	97,203
Telephone & Data Systems, Inc.	7,616	216,523

		313,726

Television — 0.4%
AMC Networks, Inc., Class A†	4,474	286,112
TEGNA, Inc.	17,433	258,532

		544,644

Theaters — 0.2%
Cinemark Holdings, Inc.	8,601	334,579

Transactional Software — 0.2%
ACI Worldwide, Inc.†	9,584	222,061

Transport-Equipment & Leasing — 0.1%
GATX Corp.	3,175	196,310

Transport-Marine — 0.2%
Kirby Corp.†	4,384	266,986

Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	4,995	325,474

Transport-Services — 0.2%
Ryder System, Inc.	4,348	316,360

Transport-Truck — 0.8%
Knight Transportation, Inc.	5,419	193,187
Landstar System, Inc.	3,404	283,043
Old Dominion Freight Line, Inc.	5,622	539,206
Werner Enterprises, Inc.	3,635	107,778

		1,123,214

Veterinary Diagnostics — 0.4%
VCA, Inc.†	6,598	610,843

Water — 0.4%
Aqua America, Inc.	14,420	481,340

Wire & Cable Products — 0.2%
Belden, Inc.	3,432	246,898

Wireless Equipment — 0.4%
InterDigital, Inc.	2,816	205,146
ViaSat, Inc.†	4,302	284,319

		489,465

Total Common Stocks (cost $130,965,328)		133,412,105

EXCHANGE-TRADED FUNDS — 3.2%
SPDR S&P MidCap 400 ETF Trust (cost $4,475,122)	13,940	4,467,770

Total Long-Term Investment Securities (cost $135,440,450)		137,879,875

329

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $140,000 collateralized by $140,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $143,857 (cost $140,000)	$140,000	$140,000

TOTAL INVESTMENTS (cost $135,580,450)(1)	99.9%	138,019,875
Other assets less liabilities	0.1	172,851

NET ASSETS	100.0%	$138,192,726

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$133,412,105	$—	$—	$133,412,105
Exchange-Traded Funds	4,467,770		—	4,467,770
Repurchase Agreements	—	140,000	—	140,000

Total Investments at Value	$137,879,875	$140,000	$—	$138,019,875

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

330

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	9.5%
Real Estate Investment Trusts	7.7
Medical-Biomedical/Gene	4.1
Medical-Drugs	2.1
Savings & Loans/Thrifts	1.9
Exchange-Traded Funds	1.7
Retail-Restaurants	1.6
Electric-Integrated	1.6
Medical Products	1.5
Computer Services	1.4
Electronic Components-Semiconductors	1.4
Chemicals-Specialty	1.3
Gas-Distribution	1.3
Oil Companies-Exploration & Production	1.2
Insurance-Property/Casualty	1.2
Medical Instruments	1.0
Semiconductor Equipment	0.9
Electronic Components-Misc.	0.9
Applications Software	0.9
Building & Construction Products-Misc.	0.9
Enterprise Software/Service	0.9
Oil-Field Services	0.8
Diversified Manufacturing Operations	0.8
Computer Software	0.8
Aerospace/Defense-Equipment	0.8
Auto/Truck Parts & Equipment-Original	0.8
Distribution/Wholesale	0.8
E-Commerce/Services	0.7
Food-Misc./Diversified	0.7
Finance-Investment Banker/Broker	0.7
Human Resources	0.7
Retail-Apparel/Shoe	0.7
Building-Residential/Commercial	0.7
Computers-Integrated Systems	0.7
Transport-Truck	0.7
Insurance-Life/Health	0.6
Data Processing/Management	0.6
Building-Heavy Construction	0.6
Telecom Equipment-Fiber Optics	0.6
Commercial Services	0.6
Semiconductor Components-Integrated Circuits	0.6
Investment Management/Advisor Services	0.5
Metal Processors & Fabrication	0.5
Financial Guarantee Insurance	0.5
Machinery-General Industrial	0.5
Drug Delivery Systems	0.5
Engineering/R&D Services	0.5
Therapeutics	0.5
Rental Auto/Equipment	0.5
Wireless Equipment	0.5
Schools	0.5
Commercial Services-Finance	0.5
Transport-Marine	0.5
Medical Information Systems	0.5
Printing-Commercial	0.4
Telecom Services	0.4
Footwear & Related Apparel	0.4
Food-Wholesale/Distribution	0.4
Research & Development	0.4
Consulting Services	0.4
Power Converter/Supply Equipment	0.4

Office Furnishings-Original	0.4%
Energy-Alternate Sources	0.4
Electronic Measurement Instruments	0.4
Retail-Misc./Diversified	0.4
Patient Monitoring Equipment	0.4
Medical-Outpatient/Home Medical	0.4
Insurance-Reinsurance	0.4
Electronic Parts Distribution	0.4
Computers-Other	0.4
Finance-Consumer Loans	0.4
Retail-Automobile	0.4
Television	0.4
Water	0.3
Steel-Producers	0.3
Finance-Mortgage Loan/Banker	0.3
Networking Products	0.3
Medical-HMO	0.3
Internet Content-Information/News	0.3
Internet Security	0.3
Instruments-Controls	0.3
Retail-Discount	0.3
Insurance-Multi-line	0.3
Consumer Products-Misc.	0.3
Aerospace/Defense	0.3
Hotels/Motels	0.3
Building Products-Doors & Windows	0.3
Airlines	0.3
Miscellaneous Manufacturing	0.3
Telephone-Integrated	0.3
E-Commerce/Products	0.3
Oil & Gas Drilling	0.3
Racetracks	0.3
Electric Products-Misc.	0.3
Wire & Cable Products	0.3
Rubber/Plastic Products	0.3
Independent Power Producers	0.3
Transactional Software	0.3
Real Estate Operations & Development	0.3
Oil Field Machinery & Equipment	0.3
Home Furnishings	0.3
Disposable Medical Products	0.2
Building & Construction-Misc.	0.2
Retail-Home Furnishings	0.2
Chemicals-Diversified	0.2
Diagnostic Equipment	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Medical-Generic Drugs	0.2
Physical Therapy/Rehabilitation Centers	0.2
Broadcast Services/Program	0.2
Security Services	0.2
Satellite Telecom	0.2
Coal	0.2
Computer Aided Design	0.2
Paper & Related Products	0.2
Lasers-System/Components	0.2
Medical-Hospitals	0.2
Steel Pipe & Tube	0.2
Chemicals-Plastics	0.2
Telecommunication Equipment	0.2
Veterinary Diagnostics	0.2
Machine Tools & Related Products	0.2
Publishing-Newspapers	0.2

331

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Internet Application Software	0.2%
Recreational Vehicles	0.2
Gambling (Non-Hotel)	0.2
Publishing-Periodicals	0.2
Transport-Equipment & Leasing	0.2
Web Hosting/Design	0.2
Resorts/Theme Parks	0.2
Retail-Building Products	0.2
Tobacco	0.2
Firearms & Ammunition	0.2
Casino Hotels	0.2
Internet Telephone	0.2
Containers-Paper/Plastic	0.2
Apparel Manufacturers	0.2
Oil Refining & Marketing	0.2
Batteries/Battery Systems	0.2
Diversified Minerals	0.2
Educational Software	0.2
Real Estate Management/Services	0.2
Non-Hazardous Waste Disposal	0.2
Retail-Office Supplies	0.2
Recreational Centers	0.2
Casino Services	0.2
Transport-Services	0.2
Building Products-Wood	0.1
Appliances	0.1
Computers-Periphery Equipment	0.1
Finance-Other Services	0.1
Machinery-Pumps	0.1
Health Care Cost Containment	0.1
Building Products-Light Fixtures	0.1
Environmental Consulting & Engineering	0.1
Multimedia	0.1
Environmental Monitoring & Detection	0.1
Transport-Air Freight	0.1
Beverages-Non-alcoholic	0.1
Poultry	0.1
Medical-Nursing Homes	0.1
Metal Products-Distribution	0.1
Medical Labs & Testing Services	0.1
Internet Connectivity Services	0.1
Building-Maintenance & Services	0.1
Metal-Aluminum	0.1
Diagnostic Kits	0.1
Funeral Services & Related Items	0.1
Auction Houses/Art Dealers	0.1
Publishing-Books	0.1
Finance-Credit Card	0.1
Machinery-Electrical	0.1
Quarrying	0.1
Pipelines	0.1
Metal-Iron	0.1
Building-Mobile Home/Manufactured Housing	0.1
Food-Retail	0.1
Food-Confectionery	0.1
Linen Supply & Related Items	0.1
Silver Mining	0.1
Building Products-Cement	0.1
Steel-Specialty	0.1
Agricultural Operations	0.1
Repurchase Agreements	0.1

Athletic Equipment	0.1%
Computer Data Security	0.1
Diversified Operations	0.1
Circuit Boards	0.1
Medical-Wholesale Drug Distribution	0.1
Storage/Warehousing	0.1
Rubber-Tires	0.1
Banks-Super Regional	0.1
Communications Software	0.1
Machinery-Farming	0.1
Theaters	0.1
Golf	0.1
Machinery-Construction & Mining	0.1
Retail-Major Department Stores	0.1
Containers-Metal/Glass	0.1
Vitamins & Nutrition Products	0.1
Private Equity	0.1
Auto-Heavy Duty Trucks	0.1
Brewery	0.1
Respiratory Products	0.1
Food-Canned	0.1
Banks-Fiduciary	0.1
Identification Systems	0.1
Motion Pictures & Services	0.1
Precious Metals	0.1
Finance-Commercial	0.1
Auto Repair Centers	0.1
Audio/Video Products	0.1
Cosmetics & Toiletries	0.1
Food-Dairy Products	0.1
B2B/E-Commerce	0.1
Hazardous Waste Disposal	0.1
Building Products-Air & Heating	0.1
Banks-Mortgage	0.1
Finance-Leasing Companies	0.1
Medical Imaging Systems	0.1
Retail-Pet Food & Supplies	0.1
Computers-Memory Devices	0.1
Bicycle Manufacturing	0.1
E-Marketing/Info	0.1
X-Ray Equipment	0.1
Metal Products-Fasteners	0.1
Web Portals/ISP	0.1
Office Supplies & Forms	0.1
Electric-Distribution	0.1
Auto-Truck Trailers	0.1
Retail-Regional Department Stores	0.1
Pharmacy Services	0.1
Industrial Audio & Video Products	0.1
Diversified Operations/Commercial Services	0.1
Internet Content-Entertainment	0.1
Retail-Leisure Products	0.1
Non-Ferrous Metals	0.1
Engines-Internal Combustion	0.1
Retail-Sporting Goods	0.1
Retail-Vitamins & Nutrition Supplements	0.1

100.0%

*	Calculated as a percentage of net assets

332

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.†	438	$8,353

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A	3,314	32,809

Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	2,130	10,799
Yext, Inc.†	722	9,386

		20,185

Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,231	46,520
Cubic Corp.	1,505	71,713
Esterline Technologies Corp.†	1,562	150,733
Kratos Defense & Security Solutions, Inc.†	4,272	47,013
National Presto Industries, Inc.	296	33,478

		349,457

Aerospace/Defense-Equipment — 0.8%
AAR Corp.	1,919	71,771
Aerojet Rocketdyne Holdings, Inc.†	4,123	96,684
Astronics Corp.†	1,279	37,411
Curtiss-Wright Corp.	2,636	254,163
Ducommun, Inc.†	628	18,187
Kaman Corp.	1,606	82,099
KLX, Inc.†	3,087	160,277
Moog, Inc., Class A†	1,901	141,282
Triumph Group, Inc.	2,912	74,547

		936,421

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	5,646	17,107

Agricultural Operations — 0.1%
Alico, Inc.	186	5,617
Andersons, Inc.	1,609	55,430
Cadiz, Inc.†	1,246	16,198
Limoneira Co.	712	16,205
Maui Land & Pineapple Co., Inc.†	400	6,940
Tejon Ranch Co.†	887	18,610

		119,000

Airlines — 0.3%
Allegiant Travel Co.	782	101,073
Hawaiian Holdings, Inc.†	3,162	130,907
SkyWest, Inc.	3,026	110,449

		342,429

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	1,740	105,409
Delta Apparel, Inc.†	414	8,706
Oxford Industries, Inc.	982	61,994
Sequential Brands Group, Inc.†	2,370	7,608
Superior Uniform Group, Inc.	502	11,210

		194,927

Appliances — 0.1%
iRobot Corp.†	1,578	166,495

Applications Software — 0.9%
Appfolio, Inc., Class A†	476	16,636
Bazaarvoice, Inc.†	4,971	23,364
Brightcove, Inc.†	2,023	13,554
Callidus Software, Inc.†	3,845	93,434

Security Description	Shares	Value (Note 2)
Applications Software (continued)
Ebix, Inc.	1,434	$82,814
Five9, Inc.†	3,108	68,563
HubSpot, Inc.†	2,007	145,206
MINDBODY, Inc., Class A†	2,197	57,012
New Relic, Inc.†	1,748	82,086
Park City Group, Inc.†	780	10,530
PDF Solutions, Inc.†	1,665	26,723
Progress Software Corp.	2,840	90,908
RealPage, Inc.†	3,499	135,586
Twilio, Inc., Class A†	3,708	108,162
Upland Software, Inc.†	434	10,698
Verint Systems, Inc.†	3,730	147,895

		1,113,171

Athletic Equipment — 0.1%
Black Diamond, Inc.†	1,225	7,962
Nautilus, Inc.†	1,801	31,698
Vista Outdoor, Inc.†	3,410	78,737

		118,397

Auction Houses/Art Dealers — 0.1%
B. Riley Financial, Inc.	815	15,852
Sotheby’s†	2,272	128,572

		144,424

Audio/Video Products — 0.1%
Daktronics, Inc.	2,117	20,704
Universal Electronics, Inc.†	843	57,704
VOXX International Corp.†	1,196	8,013

		86,421

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	1,892	88,167

Auto-Cars/Light Trucks — 0.0%
REV Group, Inc.	753	20,143

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	433	7,686
Navistar International Corp.†	2,966	91,264

		98,950

Auto-Truck Trailers — 0.1%
Wabash National Corp.	3,550	67,734

Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	4,985	73,479
Cooper-Standard Holding, Inc.†	1,046	106,964
Dana, Inc.	8,674	205,747
Gentherm, Inc.†	2,185	73,088
Horizon Global Corp.†	1,521	21,203
Meritor, Inc.†	4,996	86,331
Miller Industries, Inc.	657	17,148
Modine Manufacturing Co.†	2,947	47,889
Spartan Motors, Inc.	2,037	18,027
Superior Industries International, Inc.	1,469	28,719
Supreme Industries, Inc., Class A	829	12,468
Tenneco, Inc.	3,183	176,020
Titan International, Inc.	2,970	37,867
Tower International, Inc.	1,178	29,097

		934,047

Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.†	1,500	13,170
Dorman Products, Inc.†	1,634	127,583

333

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Replacement (continued)
Douglas Dynamics, Inc.	1,317	$41,880
Motorcar Parts of America, Inc.†	1,113	31,131
Standard Motor Products, Inc.	1,285	64,738

		278,502

B2B/E-Commerce — 0.1%
ePlus, Inc.†	783	63,345
Global Sources, Ltd.†	472	9,251
TechTarget, Inc.†	1,170	11,220

		83,816

Banks-Commercial — 9.5%
1st Source Corp.	961	47,185
Access National Corp.	886	23,559
ACNB Corp.	355	10,100
Allegiance Bancshares, Inc.†	682	25,609
American National Bankshares, Inc.	487	18,384
Ameris Bancorp	2,165	99,157
Ames National Corp.	511	15,126
Arrow Financial Corp.	686	22,364
ASB Bancorp, Inc.†	167	7,381
Atlantic Capital Bancshares, Inc.†	1,245	24,028
BancFirst Corp.	501	53,482
Bancorp, Inc.†	2,932	22,723
BancorpSouth, Inc.	5,132	154,217
Bank of Commerce Holdings	924	9,563
Bank of Marin Bancorp	357	23,794
Bank of N.T. Butterfield & Son, Ltd.	3,208	109,361
Bankwell Financial Group, Inc.	358	11,746
Banner Corp.	1,965	113,518
Bar Harbor Bankshares	897	25,017
BCB Bancorp, Inc.	564	8,460
Blue Hills Bancorp, Inc.	1,420	26,909
Bridge Bancorp, Inc.	1,125	36,562
Bryn Mawr Bank Corp.	1,000	42,450
C&F Financial Corp.	195	9,711
Cadence BanCorp†	519	11,854
Camden National Corp.	912	38,304
Canadian Imperial Bank of Commerce	87	7,555
Capital Bank Financial Corp., Class A	1,734	65,892
Capital City Bank Group, Inc.	659	14,076
Capstar Financial Holdings, Inc.†	513	9,029
Carolina Financial Corp.	858	28,863
Cass Information Systems, Inc.	650	42,874
Cathay General Bancorp, Class B	4,492	168,225
CenterState Banks, Inc.	3,216	80,368
Central Pacific Financial Corp.	1,777	54,963
Central Valley Community Bancorp	591	12,990
Century Bancorp, Inc., Class A	174	11,606
Chemical Financial Corp.	4,228	203,747
Chemung Financial Corp.	190	7,695
Citizens & Northern Corp.	701	16,179
City Holding Co.	904	59,330
Civista Bancshares, Inc.	591	12,086
CNB Financial Corp.	881	23,223
CoBiz Financial, Inc.	2,269	39,934
Codorus Valley Bancorp, Inc.	484	13,533
Columbia Banking System, Inc.	3,472	138,324
Commerce Union Bancshares, Inc.	414	10,139
Community Bank System, Inc.	2,928	160,747
Community Financial Corp.	236	8,758
Community Trust Bancorp, Inc.	918	39,658

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
ConnectOne Bancorp, Inc.	1,801	$40,522
County Bancorp, Inc.	279	6,972
CU Bancorp†	985	36,346
Customers Bancorp, Inc.†	1,681	50,178
CVB Financial Corp.	6,176	133,031
DNB Financial Corp.	185	6,373
Eagle Bancorp, Inc.†	1,880	117,406
Enterprise Bancorp, Inc.	563	19,024
Enterprise Financial Services Corp.	1,343	53,116
Equity Bancshares, Inc., Class A†	635	21,952
Evans Bancorp, Inc.	275	11,206
Farmers & Merchants Bancorp, Inc.	265	15,807
Farmers Capital Bank Corp.	438	16,447
Farmers National Banc Corp.	1,502	20,652
FB Financial Corp.†	395	13,576
FCB Financial Holdings, Inc., Class A†	2,100	99,015
Fidelity Southern Corp.	1,297	27,315
Financial Institutions, Inc.	829	24,373
First BanCorp†	9,777	57,293
First Bancorp	1,460	45,698
First Bancorp, Inc.	609	16,406
First Bancshares, Inc.	506	14,041
First Busey Corp.	2,262	66,141
First Business Financial Services, Inc.	491	10,439
First Citizens BancShares, Inc., Class A	442	162,665
First Commonwealth Financial Corp.	5,770	75,183
First Community Bancshares, Inc.	990	26,948
First Connecticut Bancorp, Inc.	840	21,504
First Financial Bancorp	3,675	94,080
First Financial Bankshares, Inc.	3,783	163,615
First Financial Corp.	630	29,011
First Foundation, Inc.†	1,681	29,149
First Guaranty Bancshares, Inc.	232	6,308
First Internet Bancorp	367	12,093
First Interstate BancSystem, Inc., Class A	1,531	55,958
First Merchants Corp.	2,443	98,795
First Mid-Illinois Bancshares, Inc.	599	21,917
First Midwest Bancorp, Inc.	6,090	135,259
First Northwest Bancorp†	600	9,150
First of Long Island Corp.	1,393	38,934
FNB Bancorp	316	8,715
Franklin Financial Network, Inc.†	703	24,289
Fulton Financial Corp.	10,227	186,643
German American Bancorp, Inc.	1,263	45,253
Glacier Bancorp, Inc.	4,585	160,108
Great Southern Bancorp, Inc.	648	33,664
Great Western Bancorp, Inc.	3,531	137,744
Green Bancorp, Inc.†	1,270	28,511
Guaranty Bancorp	1,401	37,337
Guaranty Bancshares, Inc.	120	3,649
Hancock Holding Co.	5,028	231,288
Hanmi Financial Corp.	1,880	53,862
HarborOne Bancorp, Inc.†	774	15,000
Heartland Financial USA, Inc.	1,464	68,954
Heritage Commerce Corp.	2,158	29,975
Heritage Financial Corp.	1,755	47,736
Hilltop Holdings, Inc.	4,471	111,909
Home BancShares, Inc.	7,709	191,183
HomeStreet, Inc.†	1,728	45,360
Hope Bancorp, Inc.	7,739	136,439
Horizon Bancorp	1,270	33,490
Howard Bancorp, Inc.†	525	10,316
IBERIABANK Corp.	3,016	243,844

334

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Independent Bank Corp.	1,591	$113,518
Independent Bank Corp.	1,212	25,694
International Bancshares Corp.	3,265	115,581
Investar Holding Corp.	487	11,031
Kearny Financial Corp.	5,065	73,949
Lakeland Bancorp, Inc.	2,676	51,781
Lakeland Financial Corp.	1,441	66,286
LCNB Corp.	529	10,606
LegacyTexas Financial Group, Inc.	2,819	109,152
Live Oak Bancshares, Inc.	1,179	29,770
Macatawa Bank Corp.	1,549	14,948
MainSource Financial Group, Inc.	1,474	51,502
MB Financial, Inc.	4,833	197,670
MBT Financial Corp.	1,063	10,205
Mercantile Bank Corp.	961	30,579
Middlefield Banc Corp.	156	7,293
Midland States Bancorp, Inc.	914	29,029
MidSouth Bancorp, Inc.	530	5,963
MidWestOne Financial Group, Inc.	666	22,924
National Bankshares, Inc.	403	15,515
National Commerce Corp.†	628	25,183
NBT Bancorp, Inc.	2,545	91,976
Nicolet Bankshares, Inc.†	534	28,927
Northeast Bancorp	432	9,288
Northrim BanCorp, Inc.	404	11,777
Norwood Financial Corp.	228	9,768
OFG Bancorp	2,580	25,929
Ohio Valley Banc Corp.	243	8,226
Old Line Bancshares, Inc.	508	13,757
Old National Bancorp	8,013	130,612
Old Point Financial Corp.	217	6,970
Old Second Bancorp, Inc.	1,725	20,441
Opus Bank	1,237	29,441
Orrstown Financial Services, Inc.	442	11,050
Pacific Continental Corp.	1,293	32,842
Pacific Mercantile Bancorp†	923	7,292
Paragon Commercial Corp.†	250	13,230
Park National Corp.	796	78,621
Park Sterling Corp.	3,078	35,766
PCSB Financial Corp.†	1,079	18,710
Peapack Gladstone Financial Corp.	1,001	31,301
Penns Woods Bancorp, Inc.	275	11,784
People’s Utah Bancorp	806	22,407
Peoples Bancorp of North Carolina, Inc.	252	7,968
Peoples Bancorp, Inc.	979	31,915
Peoples Financial Services Corp.	408	17,450
Preferred Bank	775	43,516
Premier Financial Bancorp, Inc.	561	10,659
Provident Bancorp, Inc.†	262	5,463
QCR Holdings, Inc.	722	33,176
Renasant Corp.	2,576	109,197
Republic Bancorp, Inc., Class A	575	20,642
Republic First Bancorp, Inc.†	2,905	25,854
S&T Bancorp, Inc.	2,050	77,654
Sandy Spring Bancorp, Inc.	1,407	56,336
Seacoast Banking Corp. of Florida†	2,384	55,714
ServisFirst Bancshares, Inc.	2,759	100,262
Shore Bancshares, Inc.	746	12,600
Sierra Bancorp	731	20,029
Simmons First National Corp., Class A	1,803	98,354
SmartFinancial, Inc.†	427	10,705
South State Corp.	1,723	144,301

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Southern First Bancshares, Inc.†	387	$14,261
Southern National Bancorp of Virginia, Inc.	1,102	18,646
Southside Bancshares, Inc.	1,652	57,374
Southwest Bancorp, Inc.	1,054	27,509
State Bank Financial Corp.	2,237	61,406
Stock Yards Bancorp, Inc.	1,301	46,641
Stonegate Bank	836	38,916
Summit Financial Group, Inc.	649	14,142
Sun Bancorp, Inc.	640	15,584
Sunshine Bancorp, Inc.†	439	10,031
Texas Capital Bancshares, Inc.†	2,972	232,856
Tompkins Financial Corp.	873	68,714
Towne Bank	3,372	105,544
TriCo Bancshares	1,218	44,944
TriState Capital Holdings, Inc.†	1,332	30,636
Triumph Bancorp, Inc.†	915	25,986
TrustCo Bank Corp.	5,510	45,733
Trustmark Corp.	4,024	128,607
Two River Bancorp	430	7,860
UMB Financial Corp.	2,700	188,082
Umpqua Holdings Corp.	13,212	244,950
Union Bankshares Corp.	2,574	79,511
United Bankshares, Inc.	5,967	205,861
United Community Banks, Inc.	4,219	117,119
United Security Bancshares	777	7,304
Unity Bancorp, Inc.	460	8,510
Univest Corp. of Pennsylvania	1,548	47,214
Valley National Bancorp	15,407	183,035
Veritex Holdings, Inc.†	854	22,759
Washington Trust Bancorp, Inc.	894	48,678
WashingtonFirst Bankshares, Inc.	582	19,928
WesBanco, Inc.	2,511	95,996
West Bancorporation, Inc.	947	21,781
Westamerica Bancorporation	1,518	83,065
Western New England Bancorp, Inc.	1,649	16,408
Wintrust Financial Corp.	3,309	249,201
Xenith Bankshares, Inc.†	306	8,623

		11,203,029

Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	4,972	76,321
Parke Bancorp, Inc.	341	6,888
Union Bankshares, Inc.	232	10,173

		93,382

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,655	83,164

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	1,053	63,548
National Bank Holdings Corp., Class A	1,484	50,649

		114,197

Batteries/Battery Systems — 0.2%
EnerSys	2,604	188,191

Beverages-Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	280	67,225
National Beverage Corp.	700	71,484
Primo Water Corp.†	1,510	18,739

		157,448

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	770	45,399

335

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Bicycle Manufacturing — 0.1%
Fox Factory Holding Corp.†	2,089	$80,322

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	530	83,104
Craft Brew Alliance, Inc.†	756	13,230

		96,334

Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	930	11,625
MSG Networks, Inc., Class A†	3,572	76,441
TiVo Corp.	7,002	137,239
World Wrestling Entertainment, Inc., Class A	2,281	48,266

		273,571

Building & Construction Products-Misc. — 0.9%
Armstrong Flooring, Inc.†	1,391	24,148
Builders FirstSource, Inc.†	5,770	90,416
Caesarstone, Ltd.†	1,353	47,490
Forterra, Inc.†	1,112	9,930
Gibraltar Industries, Inc.†	1,893	56,506
Louisiana-Pacific Corp.†	8,676	217,854
NCI Building Systems, Inc.†	2,384	42,912
Patrick Industries, Inc.†	965	73,436
Ply Gem Holdings, Inc.†	1,323	23,153
Quanex Building Products Corp.	2,047	44,011
Simpson Manufacturing Co., Inc.	2,458	108,865
Summit Materials, Inc., Class A†	6,384	181,561
Trex Co., Inc.†	1,762	132,520

		1,052,802

Building & Construction-Misc. — 0.2%
Aegion Corp.†	1,984	47,497
Comfort Systems USA, Inc.	2,197	73,160
Hill International, Inc.†	2,034	10,271
IES Holdings, Inc.†	517	8,789
MYR Group, Inc.†	953	30,315
TopBuild Corp.†	2,201	116,169

		286,201

Building Products-Air & Heating — 0.1%
AAON, Inc.	2,470	83,486

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,356	51,832
US Concrete, Inc.†	908	71,142

		122,974

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	1,688	87,928
Griffon Corp.	1,748	35,834
JELD-WEN Holding, Inc.†	1,342	43,816
Masonite International Corp.†	1,775	137,829
PGT Innovations , Inc.†	2,886	37,518

		342,925

Building Products-Light Fixtures — 0.1%
Cree, Inc.†	5,825	150,926
LSI Industries, Inc.	1,445	12,094

		163,020

Building Products-Wood — 0.1%
Boise Cascade Co.†	2,307	70,018

Security Description	Shares	Value (Note 2)
Building Products-Wood (continued)
Universal Forest Products, Inc.	1,192	$99,949

		169,967

Building-Heavy Construction — 0.6%
Chicago Bridge & Iron Co. NV	6,010	112,627
Dycom Industries, Inc.†	1,818	164,711
Granite Construction, Inc.	2,368	116,079
Layne Christensen Co.†	1,077	11,406
MasTec, Inc.†	3,972	183,506
Orion Group Holdings, Inc.†	1,615	11,337
Primoris Services Corp.	2,352	58,612
Sterling Construction Co., Inc.†	1,540	19,681
Tutor Perini Corp.†	2,231	59,345

		737,304

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	3,335	148,808

Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	509	66,374
Winnebago Industries, Inc.	1,879	69,147

		135,521

Building-Residential/Commercial — 0.7%
AV Homes, Inc.†	726	11,652
Beazer Homes USA, Inc.†	1,865	24,730
Century Communities, Inc.†	1,030	26,677
Green Brick Partners, Inc.†	1,374	15,457
Hovnanian Enterprises, Inc., Class A†	7,367	16,207
Installed Building Products, Inc.†	1,287	69,241
KB Home	5,005	114,715
LGI Homes, Inc.†	1,031	45,673
M/I Homes, Inc.†	1,422	36,887
MDC Holdings, Inc.	2,480	85,039
Meritage Homes Corp.†	2,296	93,562
New Home Co., Inc.†	736	7,956
PICO Holdings, Inc.†	1,325	21,531
Taylor Morrison Home Corp., Class A†	3,646	82,473
TRI Pointe Group, Inc.†	9,386	124,834
UCP, Inc., Class A†	467	5,207
William Lyon Homes, Class A†	1,421	32,129

		813,970

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†	3,046	9,625

Capacitors — 0.0%
KEMET Corp.†	2,725	45,916

Casino Hotels — 0.2%
Boyd Gaming Corp.	4,956	124,197
Caesars Entertainment Corp.†	3,398	41,965
Century Casinos, Inc.†	1,260	9,060
Monarch Casino & Resort, Inc.†	645	21,343

		196,565

Casino Services — 0.2%
Eldorado Resorts, Inc.†	2,750	56,100
Scientific Games Corp., Class A†	3,174	117,597

		173,697

Cellular Telecom — 0.0%
ATN International, Inc.	633	36,714

Chemicals-Diversified — 0.2%
Aceto Corp.	1,752	29,574

336

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
AdvanSix, Inc.†	1,787	$59,828
Codexis, Inc.†	2,432	13,133
Innophos Holdings, Inc.	1,153	48,161
Innospec, Inc.	1,430	89,232
Koppers Holdings, Inc.†	1,230	44,649

		284,577

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	2,556	38,110

Chemicals-Other — 0.0%
American Vanguard Corp.	1,712	30,302

Chemicals-Plastics — 0.2%
A. Schulman, Inc.	1,704	44,815
Landec Corp.†	1,602	19,705
PolyOne Corp.	4,855	177,596

		242,116

Chemicals-Specialty — 1.3%
AgroFresh Solutions, Inc.†	1,314	10,249
Balchem Corp.	1,889	146,586
Calgon Carbon Corp.	3,014	48,224
CSW Industrials, Inc.†	864	33,739
Ferro Corp.†	4,994	96,085
GCP Applied Technologies, Inc.†	4,276	129,563
H.B. Fuller Co.	3,009	155,024
Hawkins, Inc.	575	25,846
Ingevity Corp.†	2,537	148,414
KMG Chemicals, Inc.	550	27,841
Kraton Corp.†	1,788	66,514
Minerals Technologies, Inc.	2,097	148,468
Oil-Dri Corp. of America	299	12,367
OMNOVA Solutions, Inc.†	2,576	24,214
Quaker Chemical Corp.	775	109,949
Sensient Technologies Corp.	2,642	196,459
Stepan Co.	1,190	97,782
Tronox, Ltd., Class A	3,877	75,136
Valhi, Inc.	1,508	4,841

		1,557,301

Circuit Boards — 0.1%
Park Electrochemical Corp.	1,148	21,571
TTM Technologies, Inc.†	5,510	95,764

		117,335

Coal — 0.2%
Arch Coal, Inc., Class A	1,307	99,423
Cloud Peak Energy, Inc.†	4,410	15,259
Hallador Energy Co.	956	6,587
Peabody Energy Corp.†	2,930	82,157
Ramaco Resources, Inc.†	361	2,278
SunCoke Energy, Inc.†	3,841	34,377
Warrior Met Coal, Inc.	1,004	21,947
Westmoreland Coal Co.†	1,103	4,754

		266,782

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	1,353	28,846

Coffee — 0.0%
Farmer Bros. Co.†	518	16,136

Commercial Services — 0.6%
Acacia Research Corp.†	2,950	10,178

Security Description	Shares	Value (Note 2)
Commercial Services (continued)
Care.com, Inc.†	800	$11,624
Collectors Universe, Inc.	446	11,096
Emerald Expositions Events, Inc.	934	21,379
Healthcare Services Group, Inc.	4,250	222,063
HMS Holdings Corp.†	5,001	100,420
Medifast, Inc.	632	26,980
National Research Corp., Class A	564	16,582
Nutrisystem, Inc.	1,771	98,733
Pendrell Corp.†	713	4,977
RPX Corp.†	2,694	36,827
ServiceSource International, Inc.†	4,518	17,168
SP Plus Corp.†	1,038	33,943
Team, Inc.†	1,745	25,041
Weight Watchers International, Inc.†	1,670	59,819

		696,830

Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	2,718	85,073
CBIZ, Inc.†	3,049	45,278
CPI Card Group, Inc.	1,218	3,593
Everi Holdings, Inc.†	3,797	28,326
EVERTEC, Inc.	3,607	64,385
Green Dot Corp., Class A†	2,726	109,694
LendingTree, Inc.†	380	83,828
Liberty Tax, Inc.	408	5,753
MoneyGram International, Inc.†	1,735	28,315
Travelport Worldwide, Ltd.	7,403	105,863

		560,108

Communications Software — 0.1%
BroadSoft, Inc.†	1,832	80,699
Digi International, Inc.†	1,577	16,480
pdvWireless, Inc.†	563	13,906

		111,085

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	4,477	254,607
Exa Corp.†	828	11,700

		266,307

Computer Data Security — 0.1%
Qualys, Inc.†	1,873	75,201
Varonis Systems, Inc.†	1,141	42,502

		117,703

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	2,480	46,748

Computer Services — 1.4%
Barracuda Networks, Inc.†	1,500	33,705
CACI International, Inc., Class A†	1,456	182,146
Carbonite, Inc.†	1,474	34,786
Cogint, Inc.†	1,207	5,311
Convergys Corp.	5,604	134,328
DMC Global, Inc.	842	11,704
Engility Holdings, Inc.†	1,075	31,358
EPAM Systems, Inc.†	2,932	251,947
ExlService Holdings, Inc.†	1,952	112,338
Insight Enterprises, Inc.†	2,124	86,064
KeyW Holding Corp.†	2,873	25,369
MAXIMUS, Inc.	3,831	231,239
NeuStar, Inc., Class A†	3,311	110,587
Presidio, Inc.†	1,133	15,443
Science Applications International Corp.	2,612	183,911

337

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
SecureWorks Corp., Class A†	482	$5,273
StarTek, Inc.†	605	7,441
Sykes Enterprises, Inc.†	2,339	79,526
Syntel, Inc.	1,971	38,415
TeleTech Holdings, Inc.	828	34,610
Unisys Corp.†	3,002	38,426
Virtusa Corp.†	1,650	54,697

		1,708,624

Computer Software — 0.8%
Avid Technology, Inc.†	1,993	10,264
Blackbaud, Inc.	2,844	262,615
Box, Inc., Class A†	4,684	88,293
Cloudera, Inc.†	831	14,335
CommerceHub, Inc., Series A†	819	14,938
CommerceHub, Inc., Series C†	1,733	31,159
Cornerstone OnDemand, Inc.†	3,105	125,162
Envestnet, Inc.†	2,569	100,319
Guidance Software, Inc.†	1,326	9,375
j2 Global, Inc.	2,771	234,510
Planet Payment, Inc.†	2,517	8,155
Simulations Plus, Inc.	652	9,650
Veritone, Inc.†	151	1,382
Workiva, Inc.†	1,481	29,028

		939,185

Computers — 0.0%
Nutanix, Inc., Class A†	2,075	44,083

Computers-Integrated Systems — 0.7%
Agilysys, Inc.†	914	9,195
Cray, Inc.†	2,391	49,255
Diebold Nixdorf, Inc.	4,507	105,464
Maxwell Technologies, Inc.†	2,151	12,583
Mercury Systems, Inc.†	2,794	122,684
MTS Systems Corp.	1,003	52,858
NCI, Inc., Class A†	414	8,259
NetScout Systems, Inc.†	5,300	182,850
Radisys Corp.†	2,198	5,363
Silver Spring Networks, Inc.†	2,493	28,196
Super Micro Computer, Inc.†	2,323	62,373
USA Technologies, Inc.†	2,322	12,887
VeriFone Systems, Inc.†	6,643	129,605

		781,572

Computers-Memory Devices — 0.1%
Pure Storage, Inc., Class A†	5,550	66,988
Quantum Corp.†	1,669	13,519

		80,507

Computers-Other — 0.4%
3D Systems Corp.†	6,517	109,486
ExOne Co.†	664	7,483
Lumentum Holdings, Inc.†	3,635	227,551
Stratasys, Ltd.†	2,980	71,490

		416,010

Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	2,762	134,178
Immersion Corp.†	1,736	14,825
Mitek Systems, Inc.†	1,839	17,471

		166,474

Security Description	Shares	Value (Note 2)
Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	1,668	$45,486

Consulting Services — 0.4%
Advisory Board Co.†	2,410	135,442
CRA International, Inc.	498	19,327
Forrester Research, Inc.	599	24,439
Franklin Covey Co.†	579	10,798
FTI Consulting, Inc.†	2,456	80,581
Hackett Group, Inc.	1,425	23,399
Huron Consulting Group, Inc.†	1,307	46,399
ICF International, Inc.†	1,069	48,372
Information Services Group, Inc.†	1,932	7,786
Navigant Consulting, Inc.†	2,812	47,607
Vectrus, Inc.†	653	22,209

		466,359

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	630	20,160
Central Garden & Pet Co., Class A†	2,104	64,719
CSS Industries, Inc.	532	14,242
Helen of Troy, Ltd.†	1,626	163,819
WD-40 Co.	824	87,880

		350,820

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,523	85,425
Greif, Inc., Class B	336	20,126

		105,551

Containers-Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	5,186	118,552
Multi-Color Corp.	815	65,608
UFP Technologies, Inc.†	385	11,107

		195,267

Cosmetics & Toiletries — 0.1%
elf Beauty, Inc.†	1,235	31,332
Inter Parfums, Inc.	1,031	40,003
Revlon, Inc., Class A†	704	13,763

		85,098

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	1,196	11,972

Data Processing/Management — 0.6%
Acxiom Corp.†	4,659	125,653
Amber Road, Inc.†	1,196	11,207
CommVault Systems, Inc.†	2,315	137,858
CSG Systems International, Inc.	1,989	82,245
Fair Isaac Corp.	1,837	261,864
Pegasystems, Inc.	2,186	132,144

		750,971

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	3,815	16,404
QAD, Inc., Class A	588	18,434

		34,838

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	1,554	40,793
BioTelemetry, Inc.†	1,675	57,285
GenMark Diagnostics, Inc.†	2,618	30,971
Genomic Health, Inc.†	1,177	37,546
Oxford Immunotec Global PLC†	1,348	22,646
Quotient, Ltd.†	1,594	8,799

338

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment (continued)
Repligen Corp.†	2,043	$82,272

		280,312

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	2,483	33,645
OraSure Technologies, Inc.†	3,374	59,180
Quidel Corp.†	1,654	52,911

		145,736

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	579	9,901

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	897	154,195
Merit Medical Systems, Inc.†	2,901	118,941
Utah Medical Products, Inc.	203	14,027

		287,163

Distribution/Wholesale — 0.8%
Anixter International, Inc.†	1,731	136,316
Beacon Roofing Supply, Inc.†	3,604	165,532
Core-Mark Holding Co., Inc.	2,720	99,742
EnviroStar, Inc.	209	5,298
Essendant, Inc.	2,229	27,818
Fossil Group, Inc.†	2,544	28,620
G-III Apparel Group, Ltd.†	2,582	67,209
H&E Equipment Services, Inc.	1,879	42,409
Huttig Building Products, Inc.†	1,420	10,125
Nexeo Solutions, Inc.†	1,566	13,045
ScanSource, Inc.†	1,479	58,568
SiteOne Landscape Supply, Inc.†	2,025	106,313
Systemax, Inc.	684	12,394
Titan Machinery, Inc.†	1,107	19,760
Triton International, Ltd.	2,590	93,395
Veritiv Corp.†	684	25,411

		911,955

Diversified Financial Services — 0.0%
On Deck Capital, Inc.†	2,941	12,646

Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	3,553	85,983
AZZ, Inc.	1,549	78,534
Barnes Group, Inc.	2,998	180,420
Chase Corp.	426	46,029
EnPro Industries, Inc.	1,262	97,199
Fabrinet†	2,164	97,402
Federal Signal Corp.	3,519	65,102
GP Strategies Corp.†	748	21,430
Handy & Harman, Ltd.†	175	5,793
Harsco Corp.†	4,795	74,083
LSB Industries, Inc.†	1,296	9,176
Lydall, Inc.†	996	49,302
NL Industries, Inc.†	498	3,884
Raven Industries, Inc.	2,156	74,166
Standex International Corp.	752	72,154
Tredegar Corp.	1,540	23,254

		983,911

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†	9,250	27,010
Smart Sand, Inc.†	1,303	8,574
United States Lime & Minerals, Inc.	118	9,584

Security Description	Shares	Value (Note 2)
Diversified Minerals (continued)
US Silica Holdings, Inc.	4,872	$141,921

		187,089

Diversified Operations — 0.1%
HRG Group, Inc.†	7,092	117,514

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	1,206	64,581

Drug Delivery Systems — 0.5%
Antares Pharma, Inc.†	8,566	26,897
Catalent, Inc.†	7,503	260,354
Depomed, Inc.†	3,402	35,075
Heron Therapeutics, Inc.†	2,708	42,922
Nektar Therapeutics†	8,838	192,933
Revance Therapeutics, Inc.†	1,337	30,417

		588,598

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	1,557	15,025
Chegg, Inc.†	4,987	69,070
Etsy, Inc.†	6,900	99,153
FTD Cos., Inc.†	1,007	19,788
Lands’ End, Inc.†	792	10,692
Overstock.com, Inc.†	1,001	16,016
Shutterfly, Inc.†	2,030	99,551

		329,295

E-Commerce/Services — 0.7%
Angie’s List, Inc.†	2,407	28,836
Bankrate, Inc.†	2,816	39,142
Cars.com, Inc.†	4,294	104,344
Carvana Co.†	903	17,627
ChannelAdvisor Corp.†	1,511	15,866
Groupon, Inc.†	20,257	76,166
GrubHub, Inc.†	5,124	236,370
Leaf Group, Ltd.†	706	5,330
Ominto, Inc.†	846	4,755
Quotient Technology, Inc.†	4,393	50,959
Stamps.com, Inc.†	944	139,806
Trade Desk, Inc., Class A†	1,033	55,069
TrueCar, Inc.†	3,732	70,647

		844,917

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	1,527	10,384
New Media Investment Group, Inc.	3,050	42,517
QuinStreet, Inc.†	2,182	8,488
Rocket Fuel, Inc.†	2,109	5,483
Rubicon Project, Inc.†	2,646	12,436

		79,308

E-Services/Consulting — 0.0%
Perficient, Inc.†	2,046	38,465

Educational Software — 0.2%
2U, Inc.†	2,611	135,119
Instructure, Inc.†	1,267	40,988
Rosetta Stone, Inc.†	1,011	10,474

		186,581

Electric Products-Misc. — 0.3%
Graham Corp.	570	11,406
Littelfuse, Inc.	1,342	241,801
Novanta, Inc.†	1,910	70,479

		323,686

339

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Distribution — 0.1%
EnerNOC, Inc.†	1,620	$12,393
Genie Energy, Ltd., Class B	805	5,337
Spark Energy, Inc., Class A	688	14,310
Unitil Corp.	829	42,072

		74,112

Electric-Generation — 0.0%
Atlantic Power Corp.†	6,832	15,714

Electric-Integrated — 1.6%
ALLETE, Inc.	3,052	223,620
Ameresco, Inc., Class A†	1,113	7,290
Avista Corp.	3,840	202,022
Black Hills Corp.	3,191	222,285
El Paso Electric Co.	2,412	125,183
IDACORP, Inc.	3,014	260,289
MGE Energy, Inc.	2,084	138,690
NorthWestern Corp.	2,905	167,880
Otter Tail Corp.	2,346	94,896
PNM Resources, Inc.	4,760	189,686
Portland General Electric Co.	5,336	238,466

		1,870,307

Electronic Components-Misc. — 0.9%
AVX Corp.	2,748	49,107
Bel Fuse, Inc., Class B	574	14,493
Benchmark Electronics, Inc.†	2,982	100,344
CTS Corp.	1,906	41,932
Kimball Electronics, Inc.†	1,582	30,770
Knowles Corp.†	5,257	79,644
Methode Electronics, Inc.	2,135	84,866
Microvision, Inc.†	4,067	9,232
NVE Corp.	284	22,402
OSI Systems, Inc.†	1,038	83,009
Plexus Corp.†	2,003	107,381
Rogers Corp.†	1,075	126,818
Sanmina Corp.†	4,404	157,883
Sparton Corp.†	575	13,260
Stoneridge, Inc.†	1,605	24,492
Vishay Intertechnology, Inc.	8,032	143,371
Vishay Precision Group, Inc.†	605	10,588
ZAGG, Inc.†	1,621	13,697

		1,113,289

Electronic Components-Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	1,117	19,771
Ambarella, Inc.†	1,935	96,847
Amkor Technology, Inc.†	6,076	63,008
AXT, Inc.†	2,219	19,416
CEVA, Inc.†	1,279	59,154
Diodes, Inc.†	2,276	60,382
DSP Group, Inc.†	1,302	16,405
EMCORE Corp.†	1,606	18,630
GSI Technology, Inc.†	851	6,178
Impinj, Inc.†	1,074	52,776
Inphi Corp.†	2,506	96,230
IXYS Corp.†	1,492	25,961
Kopin Corp.†	3,671	13,950
Lattice Semiconductor Corp.†	7,321	50,954
MACOM Technology Solutions Holdings, Inc.†	2,419	146,470
Monolithic Power Systems, Inc.	2,381	243,624
Pixelworks, Inc.†	1,700	7,888

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Rambus, Inc.†	6,612	$85,229
Semtech Corp.†	3,868	153,173
Silicon Laboratories, Inc.†	2,503	187,975
Synaptics, Inc.†	2,055	108,114
Xperi Corp.	2,919	85,381

		1,617,516

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	1,674	75,748
CyberOptics Corp.†	409	6,749
ESCO Technologies, Inc.	1,520	93,784
FARO Technologies, Inc.†	988	39,026
Fitbit, Inc., Class A†	10,416	53,747
Itron, Inc.†	2,038	148,774
Mesa Laboratories, Inc.	191	27,605

		445,433

Electronic Parts Distribution — 0.4%
SYNNEX Corp.	1,730	205,731
Tech Data Corp.†	2,092	214,221

		419,952

Electronic Security Devices — 0.0%
Napco Security Technologies, Inc.†	710	6,497

Energy-Alternate Sources — 0.4%
Clean Energy Fuels Corp.†	8,139	21,324
FutureFuel Corp.	1,492	21,724
Green Plains, Inc.	2,263	44,694
Pacific Ethanol, Inc.†	2,451	15,319
Pattern Energy Group, Inc.	4,197	105,345
Plug Power, Inc.†	13,324	30,112
Renewable Energy Group, Inc.†	2,270	28,375
REX American Resources Corp.†	347	34,693
Sunrun, Inc.†	5,068	38,162
TerraForm Global, Inc., Class A†	5,322	27,142
TerraForm Power, Inc., Class A†	4,809	64,441
TPI Composites, Inc.†	637	12,001
Vivint Solar, Inc.†	1,553	7,998

		451,330

Engineering/R&D Services — 0.5%
Argan, Inc.	867	55,878
EMCOR Group, Inc.	3,516	237,330
Exponent, Inc.	1,529	99,691
KBR, Inc.	8,584	128,073
Mistras Group, Inc.†	1,031	20,775
NV5 Global, Inc.†	472	19,611
VSE Corp.	515	26,703

		588,061

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,489	58,292

Enterprise Software/Service — 0.9%
Actua Corp.†	1,823	24,610
Alteryx, Inc., Class A†	530	10,664
American Software, Inc., Class A	1,583	15,355
Apptio, Inc., Class A†	1,058	18,779
Benefitfocus, Inc.†	947	33,855
Blackline, Inc.†	655	25,394
Coupa Software, Inc.†	1,777	54,607
Donnelley Financial Solutions, Inc.†	1,573	36,494
Everbridge, Inc.†	1,011	23,910
Evolent Health, Inc., Class A†	2,301	56,835

340

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Hortonworks, Inc.†	2,854	$38,244
Inovalon Holdings, Inc., Class A†	3,739	47,485
LivePerson, Inc.†	3,232	43,794
Majesco†	331	1,612
ManTech International Corp., Class A	1,536	61,010
MicroStrategy, Inc., Class A†	566	76,133
MobileIron, Inc.†	3,270	14,797
Model N, Inc.†	1,391	18,361
MuleSoft, Inc., Class A†	901	19,588
Omnicell, Inc.†	2,190	108,624
Paycom Software, Inc.†	2,940	206,064
PROS Holdings, Inc.†	1,566	45,148
RCI Hospitality Holdings, Inc.	541	12,275
SPS Commerce, Inc.†	1,007	58,205

		1,051,843

Entertainment Software — 0.0%
Glu Mobile, Inc.†	6,191	16,901

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	3,410	161,804

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	1,988	159,358

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,946	68,494
NewStar Financial, Inc.	1,840	20,130

		88,624

Finance-Consumer Loans — 0.4%
Elevate Credit, Inc.†	859	7,070
Encore Capital Group, Inc.†	1,432	57,423
Enova International, Inc.†	1,971	28,579
LendingClub Corp.†	18,966	96,158
Nelnet, Inc., Class A	1,189	58,368
Ocwen Financial Corp.†	6,309	18,107
PRA Group, Inc.†	2,739	107,369
Regional Management Corp.†	609	14,610
World Acceptance Corp.†	351	26,525

		414,209

Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	3,261	142,343

Finance-Investment Banker/Broker — 0.7%
Cowen, Inc.†	1,544	24,704
Diamond Hill Investment Group, Inc.	189	37,328
Evercore Partners, Inc., Class A	2,438	191,749
GAIN Capital Holdings, Inc.	2,157	14,473
Greenhill & Co., Inc.	1,634	30,229
Houlihan Lokey, Inc.	1,325	49,264
INTL. FCStone, Inc.†	903	35,334
Investment Technology Group, Inc.	1,960	43,257
Ladenburg Thalmann Financial Services, Inc.†	6,061	13,819
Moelis & Co., Class A	1,496	61,186
Oppenheimer Holdings, Inc., Class A	584	9,198
Piper Jaffray Cos.	858	53,539
PJT Partners, Inc., Class A	1,079	46,807
Stifel Financial Corp.†	3,976	202,180
Virtu Financial, Inc., Class A	1,471	24,345

		837,412

Security Description	Shares	Value (Note 2)
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	2,838	$66,807
California First National Bancorp	131	2,181
Marlin Business Services Corp.	523	13,598

		82,586

Finance-Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A	1,378	17,776
Ellie Mae, Inc.†	2,019	176,097
Federal Agricultural Mtg. Corp., Class C	525	35,994
FNFV Group†	3,759	64,843
Impac Mortgage Holdings, Inc.†	631	9,282
Nationstar Mtg. Holdings, Inc.†	1,745	31,113
PennyMac Financial Services, Inc., Class A†	948	16,495
PHH Corp.†	3,148	43,380

		394,980

Finance-Other Services — 0.1%
R1 RCM, Inc.†	5,980	20,272
WageWorks, Inc.†	2,225	145,070

		165,342

Financial Guarantee Insurance — 0.5%
MBIA, Inc.†	7,476	76,031
MGIC Investment Corp.†	22,086	257,744
NMI Holdings, Inc., Class A†	3,399	40,108
Radian Group, Inc.	12,924	225,136

		599,019

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†	3,352	69,286
Axon Enterprise, Inc.†	3,108	76,425
Sturm Ruger & Co., Inc.	1,023	58,925

		204,636

Food-Canned — 0.1%
Bob Evans Farms, Inc.	1,182	81,771
Seneca Foods Corp., Class A†	415	11,910

		93,681

Food-Confectionery — 0.1%
Amplify Snack Brands, Inc.†	1,974	20,648
Hostess Brands, Inc.†	4,773	72,931
Tootsie Roll Industries, Inc.	1,010	37,572

		131,151

Food-Dairy Products — 0.1%
Dean Foods Co.	5,422	81,330
Lifeway Foods, Inc.†	280	2,568

		83,898

Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	3,920	142,100
Cal-Maine Foods, Inc.†	1,853	70,692
Darling Ingredients, Inc.†	9,790	159,283
J&J Snack Foods Corp.	899	118,129
John B. Sanfilippo & Son, Inc.	511	32,867
Lancaster Colony Corp.	1,122	137,580
Snyder’s-Lance, Inc.	5,132	178,542

		839,193

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	840	24,780
Smart & Final Stores, Inc.†	1,347	11,584

341

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail (continued)
SUPERVALU, Inc.†	16,009	$57,312
Village Super Market, Inc., Class A	464	11,475
Weis Markets, Inc.	571	27,014

		132,165

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	956	70,792
Chefs’ Warehouse, Inc.†	1,169	16,950
Fresh Del Monte Produce, Inc.	1,970	101,396
Performance Food Group Co.†	4,240	122,112
SpartanNash Co.	2,239	62,110
United Natural Foods, Inc.†	3,024	116,515

		489,875

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	4,413	35,039
Deckers Outdoor Corp.†	1,886	122,326
Iconix Brand Group, Inc.†	2,985	19,910
Steven Madden, Ltd.†	3,525	144,525
Weyco Group, Inc.	377	10,511
Wolverine World Wide, Inc.	5,628	158,709

		491,020

Forestry — 0.0%
Deltic Timber Corp.	654	47,173

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	917	22,366
Matthews International Corp., Class A	1,866	122,316

		144,682

Gambling (Non-Hotel) — 0.2%
Caesars Acquisition Co., Class A†	2,920	56,648
Golden Entertainment, Inc.†	629	12,945
Pinnacle Entertainment, Inc.†	3,155	59,945
Red Rock Resorts, Inc., Class A	4,053	96,867

		226,405

Gas-Distribution — 1.3%
Chesapeake Utilities Corp.	943	72,847
Delta Natural Gas Co., Inc.	412	12,537
New Jersey Resources Corp.	5,128	216,145
Northwest Natural Gas Co.	1,695	106,955
ONE Gas, Inc.	3,115	226,710
RGC Resources, Inc.	398	10,686
South Jersey Industries, Inc.	4,763	161,799
Southwest Gas Holdings, Inc.	2,832	226,843
Spire, Inc.	2,817	204,514
WGL Holdings, Inc.	3,056	261,960

		1,500,996

Gold Mining — 0.0%
Gold Resource Corp.	3,129	13,267
Klondex Mines, Ltd.†	10,489	33,460

		46,727

Golf — 0.1%
Acushnet Holdings Corp.	1,378	25,452
Callaway Golf Co.	5,578	71,008
Drive Shack, Inc.	3,706	11,340

		107,800

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	846	15,905

Security Description	Shares	Value (Note 2)
Hazardous Waste Disposal (continued)
US Ecology, Inc.	1,303	$67,626

		83,531

Health Care Cost Containment — 0.1%
CorVel Corp.†	564	26,818
HealthEquity, Inc.†	2,972	136,326

		163,144

Heart Monitors — 0.0%
FONAR Corp.†	363	9,329

Home Furnishings — 0.3%
American Woodmark Corp.†	842	82,642
Bassett Furniture Industries, Inc.	607	22,581
Ethan Allen Interiors, Inc.	1,482	47,498
Flexsteel Industries, Inc.	454	25,415
Hooker Furniture Corp.	676	28,527
Select Comfort Corp.†	2,451	82,868

		289,531

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	5,336	69,635
ILG, Inc.	6,344	168,179
La Quinta Holdings, Inc.†	4,865	72,537
Marcus Corp.	1,114	30,301
Red Lion Hotels Corp.†	988	7,064

		347,716

Housewares — 0.0%
Libbey, Inc.	1,307	11,763
Lifetime Brands, Inc.	581	11,010
NACCO Industries, Inc., Class A	243	15,941

		38,714

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	2,813	103,800
Barrett Business Services, Inc.	422	23,223
BG Staffing, Inc.	413	6,881
Cross Country Healthcare, Inc.†	2,111	24,825
Heidrick & Struggles International, Inc.	1,094	19,801
Insperity, Inc.	1,093	82,521
Kelly Services, Inc., Class A	1,821	40,554
Kforce, Inc.	1,399	26,161
Korn/Ferry International	3,053	102,123
On Assignment, Inc.†	3,029	149,178
Paylocity Holding Corp.†	1,550	70,478
Resources Connection, Inc.	1,708	22,802
TriNet Group, Inc.†	2,438	85,330
TrueBlue, Inc.†	2,505	64,003
Willdan Group, Inc.†	449	15,091

		836,771

Identification Systems — 0.1%
Brady Corp., Class A	2,771	91,997

Import/Export — 0.0%
Castle Brands, Inc.†	5,175	9,263

Independent Power Producers — 0.3%
Dynegy, Inc.†	6,590	59,178
NRG Yield, Inc., Class A	2,079	37,900
NRG Yield, Inc., Class C	3,801	70,699
Ormat Technologies, Inc.	2,364	140,185

		307,962

342

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	517	$3,588
GoPro, Inc., Class A†	6,375	52,530
Iteris, Inc.†	1,406	8,844

		64,962

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	364	11,994
Ichor Holdings, Ltd.†	698	16,040

		28,034

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	395	11,688
Control4 Corp.†	1,455	33,247
Watts Water Technologies, Inc., Class A	1,660	106,904
Woodward, Inc.	3,177	222,199

		374,038

Instruments-Scientific — 0.0%
Fluidigm Corp.†	1,752	6,588

Insurance Brokers — 0.0%
Crawford & Co., Class B	713	6,403
eHealth, Inc.†	928	15,785

		22,188

Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	5,162	138,238
CNO Financial Group, Inc.	10,208	233,559
FBL Financial Group, Inc., Class A	590	40,061
Fidelity & Guaranty Life	681	21,213
Health Insurance Innovations, Inc., Class A†	667	18,709
Independence Holding Co.	408	9,058
National Western Life Group, Inc., Class A	135	45,440
Primerica, Inc.	2,717	220,213
Trupanion, Inc.†	1,338	31,871

		758,362

Insurance-Multi-line — 0.3%
Citizens, Inc.†	2,778	22,363
Genworth Financial, Inc., Class A†	29,985	102,849
Horace Mann Educators Corp.	2,438	89,962
Kemper Corp.	2,363	92,748
United Fire Group, Inc.	1,279	57,708

		365,630

Insurance-Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	2,708	55,324
AMERISAFE, Inc.	1,139	65,777
AmTrust Financial Services, Inc.	5,085	81,360
Atlas Financial Holdings, Inc.†	629	9,718
Baldwin & Lyons, Inc., Class B	556	13,010
Donegal Group, Inc., Class A	525	7,917
EMC Insurance Group, Inc.	522	14,459
Employers Holdings, Inc.	1,896	82,192
Enstar Group, Ltd.†	670	135,742
Federated National Holding Co.	753	11,988
Global Indemnity, Ltd.†	494	19,147
Hallmark Financial Services, Inc.†	808	9,090
HCI Group, Inc.	473	21,328
Heritage Insurance Holdings, Inc.	1,550	19,546
Infinity Property & Casualty Corp.	642	64,232
Investors Title Co.	87	15,357

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty (continued)
James River Group Holdings, Ltd.	1,074	$43,132
Kingstone Cos., Inc.	541	8,927
Kinsale Capital Group, Inc.	862	33,549
National General Holdings Corp.	2,928	62,103
Navigators Group, Inc.	1,227	69,939
NI Holdings, Inc.†	614	11,040
OneBeacon Insurance Group, Ltd., Class A	1,203	22,039
RLI Corp.	2,299	133,480
Safety Insurance Group, Inc.	871	61,797
Selective Insurance Group, Inc.	3,432	173,831
State Auto Financial Corp.	948	24,449
Stewart Information Services Corp.	1,257	49,400
Third Point Reinsurance, Ltd.†	4,579	66,624
Tiptree, Inc.	1,463	10,022
United Insurance Holdings Corp.	1,017	16,231
Universal Insurance Holdings, Inc.	1,890	45,077

		1,457,827

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	1,729	103,654
Blue Capital Reinsurance Holdings, Ltd.	352	6,794
Essent Group, Ltd.†	4,606	176,962
Greenlight Capital Re, Ltd., Class A†	1,798	38,477
Maiden Holdings, Ltd.	4,275	47,452
State National Cos., Inc.	1,758	36,707
WMIH Corp.†	11,540	13,271

		423,317

Internet Application Software — 0.2%
Okta, Inc.†	663	14,553
RealNetworks, Inc.†	1,448	6,299
Tucows, Inc., Class A†	537	29,347
VirnetX Holding Corp.†	3,029	10,450
Zendesk, Inc.†	5,795	169,909

		230,558

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	2,167	32,137
Cogent Communications Holdings, Inc.	2,481	103,582
Internap Corp.†	4,763	18,099

		153,818

Internet Content-Entertainment — 0.1%
Limelight Networks, Inc.†	4,434	15,164
Shutterstock, Inc.†	1,106	46,607

		61,771

Internet Content-Information/News — 0.3%
DHI Group, Inc.†	2,891	6,360
HealthStream, Inc.†	1,537	36,304
Reis, Inc.	541	11,578
WebMD Health Corp.†	2,204	146,015
XO Group, Inc.†	1,468	26,835
Yelp, Inc.†	4,632	150,679

		377,771

Internet Gambling — 0.0%
Inspired Entertainment, Inc.†	236	2,631

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†	4,999	8,298
Imperva, Inc.†	1,997	89,965
Proofpoint, Inc.†	2,561	218,300
Rapid7, Inc.†	1,244	18,896
VASCO Data Security International, Inc.†	1,805	24,368

343

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security (continued)
Zix Corp.†	3,192	$17,013

		376,840

Internet Telephone — 0.2%
8x8, Inc.†	5,266	66,878
RingCentral, Inc., Class A†	3,722	129,526

		196,404

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†	670	17,480
Artisan Partners Asset Management, Inc., Class A	2,656	88,312
Associated Capital Group, Inc., Class A	300	10,065
Cohen & Steers, Inc.	1,273	51,429
Financial Engines, Inc.	3,491	134,229
GAMCO Investors, Inc., Class A	271	8,322
Hamilton Lane, Inc., Class A	823	18,485
Medley Management, Inc., Class A	322	2,061
OM Asset Management PLC	3,295	49,656
Pzena Investment Management, Inc., Class A	1,008	10,634
Silvercrest Asset Management Group, Inc., Class A	426	5,389
Virtus Investment Partners, Inc.	400	47,120
Waddell & Reed Financial, Inc., Class A	4,846	100,167
Westwood Holdings Group, Inc.	484	28,532
WisdomTree Investments, Inc.	6,878	71,806

		643,687

Lasers-System/Components — 0.2%
Applied Optoelectronics, Inc.†	1,095	106,751
Electro Scientific Industries, Inc.†	1,881	16,271
II-VI, Inc.†	3,617	137,808

		260,830

Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	762	18,098

Leisure Products — 0.0%
Escalade, Inc.	633	7,818
Johnson Outdoors, Inc., Class A	288	14,550
Marine Products Corp.	466	6,766

		29,134

Lighting Products & Systems — 0.0%
Revolution Lighting Technologies, Inc.†	735	5,432

Linen Supply & Related Items — 0.1%
UniFirst Corp.	911	129,590

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	690	8,349
Kennametal, Inc.	4,788	176,677
Milacron Holdings Corp.†	2,675	48,097

		233,123

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,270	63,843
Hyster-Yale Materials Handling, Inc.	616	43,650

		107,493

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	2,918	30,639
Franklin Electric Co., Inc.	2,763	111,625

		142,264

Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.1%
Alamo Group, Inc.	565	$52,550
Lindsay Corp.	625	57,294

		109,844

Machinery-General Industrial — 0.5%
Albany International Corp., Class A	1,712	91,592
Altra Industrial Motion Corp.	1,710	76,180
Applied Industrial Technologies, Inc.	2,284	129,046
Chart Industries, Inc.†	1,828	62,152
DXP Enterprises, Inc.†	940	26,875
Gencor Industries, Inc.†	483	7,752
Intevac, Inc.†	1,159	13,155
Kadant, Inc.	647	50,498
Manitowoc Co., Inc.†	7,604	43,419
Tennant Co.	1,052	79,479
Twin Disc, Inc.†	509	8,612

		588,760

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	1,157	29,851

Machinery-Pumps — 0.1%
Gorman-Rupp Co.	1,052	31,791
NN, Inc.	1,615	44,736
SPX FLOW, Inc.†	2,470	87,586

		164,113

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	3,387	13,379
SEACOR Marine Holdings, Inc.†	969	14,128

		27,507

Medical Imaging Systems — 0.1%
Analogic Corp.	748	52,510
Lantheus Holdings, Inc.†	1,554	28,671

		81,181

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	10,833	133,354
Computer Programs & Systems, Inc.	667	20,444
Cotiviti Holdings, Inc.†	1,587	68,320
Medidata Solutions, Inc.†	3,362	258,235
NantHealth, Inc.†	1,063	4,550
Quality Systems, Inc.†	3,116	53,284
Tabula Rasa HealthCare, Inc.†	555	8,658

		546,845

Medical Instruments — 1.0%
Abaxis, Inc.	1,307	61,429
AngioDynamics, Inc.†	2,178	35,393
AtriCure, Inc.†	1,892	45,843
Cardiovascular Systems, Inc.†	1,904	60,071
CONMED Corp.	1,637	84,011
CryoLife, Inc.†	1,915	35,906
Endologix, Inc.†	4,902	23,971
Entellus Medical, Inc.†	722	12,671
Halyard Health, Inc.†	2,788	112,133
Integra LifeSciences Holdings Corp.†	3,674	182,451
iRhythm Technologies, Inc.†	822	33,998
LivaNova PLC†	2,895	176,421
Natus Medical, Inc.†	1,933	68,042
NuVasive, Inc.†	3,027	199,146
Obalon Therapeutics, Inc.†	513	4,361
Spectranetics Corp.†	2,585	99,522

		1,235,369

344

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.1%
Invitae Corp.†	2,321	$21,539
Medpace Holdings, Inc.†	439	12,042
Natera, Inc.†	1,872	15,107
Teladoc, Inc.†	3,208	105,222

		153,910

Medical Laser Systems — 0.0%
Cutera, Inc.†	788	20,527

Medical Products — 1.5%
Accuray, Inc.†	4,854	20,629
Atrion Corp.	83	52,473
AxoGen, Inc.†	1,629	25,738
Cantel Medical Corp.	2,167	160,791
Cerus Corp.†	6,150	13,899
ConforMIS, Inc.†	2,389	11,969
Exactech, Inc.†	637	18,569
Glaukos Corp.†	1,708	68,627
Globus Medical, Inc., Class A†	4,207	129,365
Haemonetics Corp.†	3,125	128,531
Integer Holdings Corp.†	1,849	84,684
Intersect ENT, Inc.†	1,549	42,443
Invacare Corp.	1,895	29,657
K2M Group Holdings, Inc.†	2,419	58,854
LeMaitre Vascular, Inc.	885	31,922
Luminex Corp.	2,432	49,686
MiMedx Group, Inc.†	6,171	92,318
NanoString Technologies, Inc.†	1,057	16,077
Nevro Corp.†	1,652	142,171
Novocure, Ltd.†	3,443	70,926
NxStage Medical, Inc.†	3,872	91,186
Orthofix International NV†	1,026	44,508
Penumbra, Inc.†	1,748	142,724
Pulse Biosciences, Inc.†	544	10,570
Rockwell Medical, Inc.†	2,857	20,370
Sientra, Inc.†	852	8,759
Surmodics, Inc.†	779	20,488
Tactile Systems Technology, Inc.†	545	16,105
Viveve Medical, Inc.†	893	5,903
Wright Medical Group NV†	6,234	163,767

		1,773,709

Medical-Biomedical/Gene — 4.1%
Abeona Therapeutics, Inc.†	1,444	12,202
Acceleron Pharma, Inc.†	1,911	61,439
Achillion Pharmaceuticals, Inc.†	6,976	28,602
Acorda Therapeutics, Inc.†	2,583	55,922
Aduro Biotech, Inc.†	2,427	31,187
Advaxis, Inc.†	2,177	14,085
Agenus, Inc.†	4,408	19,571
Alder Biopharmaceuticals, Inc.†	2,814	30,250
AMAG Pharmaceuticals, Inc.†	2,091	41,088
AnaptysBio, Inc.†	318	7,737
Anavex Life Sciences Corp.†	2,183	8,863
ANI Pharmaceuticals, Inc.†	478	23,293
Aratana Therapeutics, Inc.†	2,415	16,301
Ardelyx, Inc.†	1,991	10,353
Arena Pharmaceuticals, Inc.†	1,910	45,382
Assembly Biosciences, Inc.†	836	18,735
Asterias Biotherapeutics, Inc.†	1,607	5,705
Atara Biotherapeutics, Inc.†	1,519	23,165
Athersys, Inc.†	6,088	9,071
Audentes Therapeutics, Inc.†	909	18,262

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Axovant Sciences, Ltd.†	1,783	$40,866
Bellicum Pharmaceuticals, Inc.†	1,619	17,129
BioCryst Pharmaceuticals, Inc.†	4,774	24,395
Biohaven Pharmaceutical Holding Co., Ltd.†	596	15,353
BioTime, Inc.†	4,512	12,182
Bluebird Bio, Inc.†	2,674	252,024
Blueprint Medicines Corp.†	2,316	121,196
Cambrex Corp.†	1,936	118,096
Cascadian Therapeutics, Inc.†	2,043	8,356
Celldex Therapeutics, Inc.†	7,215	16,522
ChemoCentryx, Inc.†	1,455	14,754
Clearside Biomedical, Inc.†	1,233	10,628
Corium International, Inc.†	1,186	9,879
Corvus Pharmaceuticals, Inc.†	502	6,139
Curis, Inc.†	6,912	13,478
Cytokinetics, Inc.†	2,476	34,788
CytomX Therapeutics, Inc.†	1,732	23,365
Dermira, Inc.†	2,272	62,548
Dynavax Technologies Corp.†	2,927	46,393
Edge Therapeutics, Inc.†	1,184	12,752
Editas Medicine, Inc.†	2,016	34,111
Emergent BioSolutions, Inc.†	1,997	72,631
Enzo Biochem, Inc.†	2,456	26,648
Epizyme, Inc.†	2,460	28,044
Esperion Therapeutics, Inc.†	890	40,308
Exact Sciences Corp.†	6,547	254,024
Fate Therapeutics, Inc.†	2,273	6,569
FibroGen, Inc.†	3,544	121,028
Five Prime Therapeutics, Inc.†	1,620	45,587
Fortress Biotech, Inc.†	1,964	8,720
Foundation Medicine, Inc.†	854	30,189
Genocea Biosciences, Inc.†	1,708	9,718
Geron Corp.†	8,864	23,490
Halozyme Therapeutics, Inc.†	6,509	82,534
Idera Pharmaceuticals, Inc.†	6,437	11,844
ImmunoGen, Inc.†	5,018	29,807
Immunomedics, Inc.†	6,094	52,165
Innoviva, Inc.†	4,526	62,097
Inovio Pharmaceuticals, Inc.†	4,017	22,334
Insmed, Inc.†	3,698	59,797
Intellia Therapeutics, Inc.†	846	14,247
Iovance Biotherapeutics, Inc.†	3,151	18,433
Karyopharm Therapeutics, Inc.†	2,014	16,998
Kite Pharma, Inc.†	2,916	316,123
Kura Oncology, Inc.†	850	7,692
Lexicon Pharmaceuticals, Inc.†	2,569	41,875
Ligand Pharmaceuticals, Inc.†	1,222	147,752
Loxo Oncology, Inc.†	1,194	86,338
MacroGenics, Inc.†	1,984	32,776
Matinas BioPharma Holdings, Inc.†	3,147	3,525
Medicines Co.†	4,114	158,183
Merrimack Pharmaceuticals, Inc.	7,651	10,176
Momenta Pharmaceuticals, Inc.†	4,378	72,456
Myriad Genetics, Inc.†	3,830	92,954
NantKwest, Inc.†	1,821	11,764
NeoGenomics, Inc.†	3,326	31,431
NewLink Genetics Corp.†	1,305	9,422
Novavax, Inc.†	16,784	17,455
Novelion Therapeutics, Inc.†	902	8,163
Nymox Pharmaceutical Corp.†	1,699	6,388
Omeros Corp.†	2,482	52,023
Oncocyte Corp.†	214	845

345

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Organovo Holdings, Inc.†	5,877	$13,752
Otonomy, Inc.†	1,681	31,603
Ovid therapeutics, Inc.†	301	2,465
Pacific Biosciences of California, Inc.†	5,000	16,300
Paratek Pharmaceuticals, Inc.†	1,405	27,327
PDL BioPharma, Inc.†	9,481	21,522
Pieris Pharmaceuticals, Inc.†	2,047	10,644
Prothena Corp. PLC†	2,290	141,430
PTC Therapeutics, Inc.†	1,988	40,993
Puma Biotechnology, Inc.†	1,713	162,821
REGENXBIO, Inc.†	1,641	29,538
Retrophin, Inc.†	2,279	46,127
Rigel Pharmaceuticals, Inc.†	7,370	17,467
RTI Surgical, Inc.†	3,258	18,571
Sage Therapeutics, Inc.†	2,061	164,365
Sangamo Therapeutics, Inc.†	4,255	36,593
Selecta Biosciences, Inc.†	699	11,911
Seres Therapeutics, Inc.†	1,219	16,493
Spark Therapeutics, Inc.†	1,385	98,335
Spectrum Pharmaceuticals, Inc.†	4,644	34,644
Stemline Therapeutics, Inc.†	1,346	12,383
Strongbridge Biopharma PLC†	1,307	10,391
Syndax Pharmaceuticals, Inc.†	525	6,358
Theravance Biopharma, Inc.†	2,490	80,004
Tocagen, Inc.†	501	5,421
Ultragenyx Pharmaceutical, Inc.†	2,359	156,449
VBI Vaccines, Inc.†	1,293	5,974
Veracyte, Inc.†	1,412	11,296
Versartis, Inc.†	1,944	35,964
WaVe Life Sciences, Ltd.†	708	14,054
XBiotech, Inc.†	1,151	5,283
ZIOPHARM Oncology, Inc.†	7,833	43,316

		4,850,514

Medical-Drugs — 2.1%
Achaogen, Inc.†	1,729	32,868
Aclaris Therapeutics, Inc.†	1,202	34,618
Adamas Pharmaceuticals, Inc.†	873	15,147
Aerie Pharmaceuticals, Inc.†	1,810	98,283
Aimmune Therapeutics, Inc.†	2,098	45,149
Amicus Therapeutics, Inc.†	8,557	110,813
Array BioPharma, Inc.†	10,289	77,270
BioSpecifics Technologies Corp.†	337	16,395
Catalyst Pharmaceuticals, Inc.†	4,265	12,539
Cempra, Inc.†	2,856	11,424
Chimerix, Inc.†	2,778	13,807
Clovis Oncology, Inc.†	2,583	219,064
Coherus Biosciences, Inc.†	2,286	29,832
Collegium Pharmaceutical, Inc.†	1,352	16,183
Conatus Pharmaceuticals, Inc.†	1,525	8,433
Corbus Pharmaceuticals Holdings, Inc.†	2,640	15,708
Corcept Therapeutics, Inc.†	5,434	67,762
Durect Corp.†	8,174	14,141
Eagle Pharmaceuticals, Inc.†	492	24,182
Enanta Pharmaceuticals, Inc.†	926	35,290
Global Blood Therapeutics, Inc.†	2,201	57,446
Horizon Pharma PLC†	9,735	116,625
Ignyta, Inc.†	2,979	28,300
Immune Design Corp.†	1,017	12,509
Insys Therapeutics, Inc.†	1,432	16,411
Intra-Cellular Therapies, Inc.†	2,012	23,279
Ironwood Pharmaceuticals, Inc.†	8,029	142,515

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Jounce Therapeutics, Inc.†	396	$5,112
Keryx Biopharmaceuticals, Inc.†	4,877	34,188
Lannett Co., Inc.†	1,678	34,147
Madrigal Pharmaceuticals, Inc.†	241	3,736
MediciNova, Inc.†	1,951	10,165
Minerva Neurosciences, Inc.†	1,498	9,962
Miragen Therapeutics, Inc.†	753	10,301
MyoKardia, Inc.†	1,030	16,016
Neos Therapeutics, Inc.†	1,148	7,405
Ocular Therapeutix, Inc.†	1,344	8,508
Pacira Pharmaceuticals, Inc.†	2,343	92,548
PharMerica Corp.†	1,775	44,641
PRA Health Sciences, Inc.†	2,312	172,013
Prestige Brands Holdings, Inc.†	3,179	170,490
Progenics Pharmaceuticals, Inc.†	4,217	25,429
Protagonist Therapeutics, Inc.†	559	6,814
Ra Pharmaceuticals, Inc.†	701	10,312
Radius Health, Inc.†	2,219	97,703
Reata Pharmaceuticals, Inc., Class A†	508	14,874
SciClone Pharmaceuticals, Inc.†	3,096	33,901
Sucampo Pharmaceuticals, Inc., Class A†	1,441	15,635
Supernus Pharmaceuticals, Inc.†	2,824	114,231
Synergy Pharmaceuticals, Inc.†	13,521	52,461
Syros Pharmaceuticals, Inc.†	746	17,024
Tetraphase Pharmaceuticals, Inc.†	2,257	14,761
TG Therapeutics, Inc.†	2,893	33,269
TherapeuticsMD, Inc.†	9,306	52,579
Trevena, Inc.†	3,266	8,524
Vanda Pharmaceuticals, Inc.†	2,625	40,819
Voyager Therapeutics, Inc.†	868	7,152
vTv Therapeutics, Inc., Class A†	423	1,844
Zogenix, Inc.†	1,478	17,736
Zynerba Pharmaceuticals, Inc.†	679	9,574

		2,489,867

Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	2,163	37,377
Avexis, Inc.†	1,464	135,639
Impax Laboratories, Inc.†	4,377	84,695
Teligent, Inc.†	2,452	19,322

		277,033

Medical-HMO — 0.3%
Magellan Health, Inc.†	1,417	105,637
Molina Healthcare, Inc.†	2,625	175,350
Tivity Health, Inc.†	2,179	86,397
Triple-S Management Corp., Class B†	1,395	21,595

		388,979

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	5,673	40,562
Select Medical Holdings Corp.†	6,404	103,745
Surgery Partners, Inc.†	1,125	22,331
Tenet Healthcare Corp.†	4,848	84,113

		250,751

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	2,871	64,224
Genesis Healthcare, Inc.†	2,221	3,198
Kindred Healthcare, Inc.	5,004	44,786
National HealthCare Corp.	669	43,599

		155,807

346

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	446	$15,142
Almost Family, Inc.†	761	37,631
Amedisys, Inc.†	1,699	80,465
Chemed Corp.	938	185,255
Civitas Solutions, Inc.†	958	17,100
LHC Group, Inc.†	939	54,368
Providence Service Corp.†	682	35,150

		425,111

Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	3,625	116,834

Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.	518	7,485
CIRCOR International, Inc.	985	49,309
Global Brass & Copper Holdings, Inc.	1,293	41,441
Haynes International, Inc.	740	23,147
LB Foster Co., Class A	497	8,747
Mueller Industries, Inc.	3,397	107,006
Park-Ohio Holdings Corp.	525	20,869
RBC Bearings, Inc.†	1,380	142,609
Rexnord Corp.†	6,210	143,824
Sun Hydraulics Corp.	1,409	58,276

		602,713

Metal Products-Distribution — 0.1%
Lawson Products, Inc.†	384	8,851
Olympic Steel, Inc.	548	9,365
Worthington Industries, Inc.	2,685	136,049

		154,265

Metal Products-Fasteners — 0.1%
Eastern Co.	332	9,661
TriMas Corp.†	2,714	66,086

		75,747

Metal-Aluminum — 0.1%
Century Aluminum Co.†	2,973	49,887
Kaiser Aluminum Corp.	1,003	97,582

		147,469

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.†	17,772	137,200

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	433	15,922
FreightCar America, Inc.	723	11,886
Hillenbrand, Inc.	3,777	135,972
John Bean Technologies Corp.	1,873	173,065

		336,845

Motion Pictures & Services — 0.1%
Eros International PLC†	1,623	16,230
IMAX Corp.†	3,440	73,616

		89,846

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	2,205	16,979

Multimedia — 0.1%
E.W. Scripps Co., Class A†	3,449	67,773
Entravision Communications Corp., Class A	3,949	25,669
Liberty Media Corp.-Liberty Braves, Series A†	593	14,967

Security Description	Shares	Value (Note 2)
Multimedia (continued)
Liberty Media Corp.-Liberty Braves, Series C†	2,045	$51,595

		160,004

Networking Products — 0.3%
A10 Networks, Inc.†	2,924	20,673
Calix, Inc.†	2,560	17,536
Extreme Networks, Inc.†	6,509	57,214
Gigamon, Inc.†	2,155	85,661
Infinera Corp.†	8,633	101,265
NeoPhotonics Corp.†	1,927	15,551
NETGEAR, Inc.†	1,924	92,160

		390,060

Non-Ferrous Metals — 0.1%
Materion Corp.	1,188	45,679
Uranium Energy Corp.†	8,137	13,019

		58,698

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	1,488	35,980
Casella Waste Systems, Inc., Class A†	2,333	39,148
Covanta Holding Corp.	6,990	105,549

		180,677

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	984	9,348

Office Furnishings-Original — 0.4%
CompX International, Inc.	99	1,436
Herman Miller, Inc.	3,559	119,849
HNI Corp.	2,632	99,358
Interface, Inc.	3,712	70,343
Kimball International, Inc., Class B	2,175	36,257
Knoll, Inc.	2,884	55,834
Steelcase, Inc., Class A	5,108	69,724

		452,801

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	6,450	75,143

Oil & Gas Drilling — 0.3%
Atwood Oceanics, Inc.†	4,576	35,967
Diamond Offshore Drilling, Inc.†	3,858	47,917
Ensco PLC, Class A	18,177	96,156
Noble Corp. PLC	14,563	58,252
Parker Drilling Co.†	8,008	9,610
Rowan Cos. PLC, Class A†	6,957	81,188

		329,090

Oil Companies-Exploration & Production — 1.2%
Abraxas Petroleum Corp.†	9,033	16,079
Approach Resources, Inc.†	2,566	8,032
Bill Barrett Corp.†	4,501	15,213
Bonanza Creek Energy, Inc.†	1,212	35,196
California Resources Corp.†	2,542	20,641
Callon Petroleum Co.†	12,022	136,089
Carrizo Oil & Gas, Inc.†	3,728	58,753
Contango Oil & Gas Co.†	1,408	8,448
Denbury Resources, Inc.†	23,709	34,615
Earthstone Energy, Inc., Class A†	588	5,804
Eclipse Resources Corp.†	5,210	14,640
Energy XXI Gulf Coast, Inc.†	1,763	34,890
EP Energy Corp., Class A†	2,295	7,757
Evolution Petroleum Corp.	1,510	12,986

347

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Gastar Exploration, Inc.†	10,409	$8,952
Halcon Resources Corp.†	3,644	23,905
Isramco, Inc.†	44	5,067
Jagged Peak Energy, Inc.†	1,904	26,961
Jones Energy, Inc., Class A†	2,721	4,082
Lilis Energy, Inc.†	2,550	11,552
Matador Resources Co.†	5,355	129,912
Midstates Petroleum Co., Inc.†	667	9,458
Oasis Petroleum, Inc.†	14,035	109,192
Panhandle Oil and Gas, Inc., Class A	936	20,592
PDC Energy, Inc.†	3,943	185,952
Penn Virginia Corp.†	851	32,687
Resolute Energy Corp.†	1,294	43,944
Ring Energy, Inc.†	2,705	35,327
Rosehill Resources, Inc.†	150	1,158
Sanchez Energy Corp.†	4,229	23,852
SandRidge Energy, Inc.†	2,082	40,203
SilverBow Resources, Inc.†	416	10,412
SRC Energy, Inc.†	11,980	101,950
Stone Energy Corp.†	1,164	25,119
Ultra Petroleum Corp.†	11,636	119,734
Unit Corp.†	3,088	55,522
W&T Offshore, Inc.†	5,592	10,960
WildHorse Resource Development Corp.†	1,192	15,758

		1,461,394

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	2,260	100,796
Exterran Corp.†	1,915	53,026
Flotek Industries, Inc.†	3,299	27,778
Forum Energy Technologies, Inc.†	4,115	54,524
Gulf Island Fabrication, Inc.	815	9,291
Natural Gas Services Group, Inc.†	739	18,438
Thermon Group Holdings, Inc.†	1,921	34,328

		298,181

Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	129	4,901
CVR Energy, Inc.	942	17,813
Delek US Holdings, Inc.	4,645	121,281
Par Pacific Holdings, Inc.†	1,895	33,939
Trecora Resources†	1,172	13,537

		191,471

Oil-Field Services — 0.8%
Archrock, Inc.	4,166	45,618
Basic Energy Services, Inc.†	1,039	23,274
Bristow Group, Inc.	1,930	14,224
C&J Energy Services, Inc.†	2,767	89,485
CARBO Ceramics, Inc.†	1,369	9,679
Era Group, Inc.†	1,174	10,284
Frank’s International NV	2,971	24,065
Helix Energy Solutions Group, Inc.†	8,387	54,851
Independence Contract Drilling, Inc.†	2,043	7,906
Keane Group, Inc.†	1,853	28,406
Key Energy Services, Inc.†	615	11,574
Mammoth Energy Services, Inc.†	480	7,042
Matrix Service Co.†	1,565	16,198
McDermott International, Inc.†	16,890	114,345
MRC Global, Inc.†	5,329	87,076
NCS Multistage Holdings, Inc.†	658	14,772
Newpark Resources, Inc.†	5,210	43,503

Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
NOW, Inc.†	6,381	$101,649
Oil States International, Inc.†	3,062	76,091
PHI, Inc.†	696	6,751
Pioneer Energy Services Corp.†	4,541	9,990
ProPetro Holding Corp.†	1,505	19,565
SEACOR Holdings, Inc.†	964	32,863
Select Energy Services, Inc., Class A†	232	3,603
Solaris Oilfield Infrastructure, Inc., Class A†	603	7,869
Superior Energy Services, Inc.†	9,080	97,701
Tesco Corp.†	2,767	12,728
TETRA Technologies, Inc.†	6,828	19,187
Willbros Group, Inc.†	2,614	5,333

		995,632

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	594	18,622

Optical Supplies — 0.0%
STAAR Surgical Co.†	2,438	24,990

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	966	47,479
Neenah Paper, Inc.	992	79,261
Orchids Paper Products Co.	537	6,047
P.H. Glatfelter Co.	2,590	53,017
Schweitzer-Mauduit International, Inc.	1,815	69,732
Verso Corp.†	2,010	9,608

		265,144

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	3,467	174,425
Masimo Corp.†	2,674	252,960

		427,385

Pharmacy Services — 0.1%
BioScrip, Inc.†	6,925	20,013
Diplomat Pharmacy, Inc.†	2,848	45,198

		65,211

Physical Therapy/Rehabilitation Centers — 0.2%
AAC Holdings, Inc.†	683	4,282
HealthSouth Corp.	5,328	226,760
U.S. Physical Therapy, Inc.	721	45,495

		276,537

Pipelines — 0.1%
SemGroup Corp., Class A	3,960	107,118
Tellurian, Inc.†	3,307	30,259

		137,377

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.	1,257	13,513
CECO Environmental Corp.	1,781	17,204
Hudson Technologies, Inc.†	2,187	17,693

		48,410

Poultry — 0.1%
Sanderson Farms, Inc.	1,202	157,162

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	2,369	171,871
Energous Corp.†	1,123	16,542
Generac Holdings, Inc.†	3,670	132,010
Powell Industries, Inc.	525	16,721
SPX Corp.†	2,540	69,901

348

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Power Converter/Supply Equipment (continued)
SunPower Corp.†	3,563	$39,692
Vicor Corp.†	999	17,732

		464,469

Precious Metals — 0.1%
Coeur Mining, Inc.†	10,801	89,432

Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	2,384	8,249
Cimpress NV†	1,490	131,477
Deluxe Corp.	2,891	208,730
Ennis, Inc.	1,492	28,721
LSC Communications, Inc.	1,994	42,632
Quad/Graphics, Inc.	1,871	42,023
RR Donnelley & Sons Co.	4,183	51,702

		513,534

Private Equity — 0.1%
Fifth Street Asset Management, Inc.	422	1,730
Kennedy-Wilson Holdings, Inc.	4,964	99,777

		101,507

Protection/Safety — 0.0%
Landauer, Inc.	542	29,512

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	6,168	73,707
Scholastic Corp.	1,688	69,934

		143,641

Publishing-Newspapers — 0.2%
Daily Journal Corp.†	67	13,722
Gannett Co., Inc.	6,816	61,139
New York Times Co., Class A	7,488	142,272
tronc, Inc.†	1,167	14,903

		232,036

Publishing-Periodicals — 0.2%
Meredith Corp.	2,360	140,302
Time, Inc.	5,971	83,893
Value Line, Inc.	66	1,167

		225,362

Quarrying — 0.1%
Compass Minerals International, Inc.	2,022	139,619

Racetracks — 0.3%
Churchill Downs, Inc.	808	151,136
Empire Resorts, Inc.†	203	4,639
International Speedway Corp., Class A	1,488	53,270
Penn National Gaming, Inc.†	5,054	101,889
Speedway Motorsports, Inc.	694	14,754

		325,688

Radio — 0.0%
Beasley Broadcasting Group, Inc., Class A	291	3,056
Entercom Communications Corp., Class A	1,670	16,450
Saga Communications, Inc., Class A	225	8,741
Salem Media Group, Inc.	693	4,955
Townsquare Media, Inc., Class A†	524	5,795

		38,997

Real Estate Investment Trusts — 7.7%
Acadia Realty Trust	5,010	148,997
AG Mtg. Investment Trust, Inc.	1,643	30,248

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Agree Realty Corp.	1,515	$74,493
Alexander’s, Inc.	127	55,244
Altisource Residential Corp.	2,959	38,497
American Assets Trust, Inc.	2,409	97,829
Anworth Mtg. Asset Corp.	5,652	34,025
Apollo Commercial Real Estate Finance, Inc.	5,485	98,895
Ares Commercial Real Estate Corp.	1,597	20,442
Armada Hoffler Properties, Inc.	2,666	35,351
ARMOUR Residential REIT, Inc.	2,179	55,042
Ashford Hospitality Prime, Inc.	1,581	16,379
Ashford Hospitality Trust, Inc.	4,584	28,833
Bluerock Residential Growth REIT, Inc.	1,369	18,427
Capstead Mtg. Corp.	5,688	55,629
Care Capital Properties, Inc.	5,024	121,681
CareTrust REIT, Inc.	4,299	78,414
CatchMark Timber Trust, Inc., Class A	2,309	26,577
CBL & Associates Properties, Inc.	10,054	88,375
Cedar Realty Trust, Inc.	4,927	25,522
Chatham Lodging Trust	2,255	46,633
Cherry Hill Mtg. Investment Corp.	700	13,433
Chesapeake Lodging Trust	3,528	89,011
City Office REIT, Inc.	1,763	22,408
Clipper Realty, Inc.	892	9,990
CorEnergy Infrastructure Trust, Inc.	709	25,247
Cousins Properties, Inc.	24,938	229,180
CYS Investments, Inc.	9,034	76,879
DiamondRock Hospitality Co.	11,930	139,342
Dynex Capital, Inc.	2,752	19,016
Easterly Government Properties, Inc.	2,218	44,338
EastGroup Properties, Inc.	1,981	172,704
Education Realty Trust, Inc.	4,385	164,657
Ellington Residential Mortgage REIT	496	7,356
FelCor Lodging Trust, Inc.	7,686	56,723
First Industrial Realty Trust, Inc.	6,943	211,900
First Potomac Realty Trust	3,464	38,554
Four Corners Property Trust, Inc.	3,608	91,571
Franklin Street Properties Corp.	6,233	65,883
GEO Group, Inc.	7,302	214,314
Getty Realty Corp.	1,620	42,088
Gladstone Commercial Corp.	1,484	31,579
Global Medical REIT, Inc.	882	8,203
Global Net Lease, Inc.	3,992	87,824
Government Properties Income Trust	5,639	99,979
Gramercy Property Trust	9,024	272,705
Great Ajax Corp.	936	13,029
Healthcare Realty Trust, Inc.	6,889	229,404
Hersha Hospitality Trust	2,314	43,411
Independence Realty Trust, Inc.	4,140	41,855
InfraREIT, Inc.	2,532	56,945
Invesco Mtg. Capital, Inc.	6,705	111,504
Investors Real Estate Trust	7,270	45,219
iStar, Inc.†	4,151	49,604
Jernigan Capital, Inc.	552	11,736
Kite Realty Group Trust	4,939	101,398
KKR Real Estate Finance Trust, Inc.	618	12,669
Ladder Capital Corp.	4,210	55,404
LaSalle Hotel Properties	6,789	200,547
Lexington Realty Trust	12,920	131,526
LTC Properties, Inc.	2,347	121,199
Mack-Cali Realty Corp.	5,400	141,696
MedEquities Realty Trust, Inc.	1,709	20,593
Monmouth Real Estate Investment Corp.	4,138	63,767

349

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Monogram Residential Trust, Inc.	10,043	$120,114
MTGE Investment Corp.	2,729	50,759
National Health Investors, Inc.	2,370	183,082
National Storage Affiliates Trust	2,643	60,683
New Senior Investment Group, Inc.	4,895	50,859
New York Mortgage Trust, Inc.	6,646	42,003
NexPoint Residential Trust, Inc.	1,026	25,742
NorthStar Realty Europe Corp.	3,247	41,919
One Liberty Properties, Inc.	858	21,090
Orchid Island Capital, Inc.	1,988	18,946
Owens Realty Mortgage, Inc.	596	10,305
Parkway, Inc.	2,527	58,146
Pebblebrook Hotel Trust	4,107	138,283
Pennsylvania Real Estate Investment Trust	4,083	48,547
PennyMac Mortgage Investment Trust	3,935	69,256
Physicians Realty Trust	10,397	193,592
Potlatch Corp.	2,413	115,462
Preferred Apartment Communities, Inc., Class A	1,820	31,431
PS Business Parks, Inc.	1,179	158,528
QTS Realty Trust, Inc., Class A	2,802	149,823
Quality Care Properties, Inc.†	5,638	94,831
RAIT Financial Trust	5,475	10,950
Ramco-Gershenson Properties Trust	4,688	66,054
Redwood Trust, Inc.	4,569	78,907
Resource Capital Corp.	1,800	18,450
Retail Opportunity Investments Corp.	6,459	130,988
Rexford Industrial Realty, Inc.	3,948	112,597
RLJ Lodging Trust	7,337	155,251
Ryman Hospitality Properties, Inc.	2,637	165,050
Sabra Health Care REIT, Inc.	3,844	89,181
Saul Centers, Inc.	664	39,282
Select Income REIT	3,778	88,670
Seritage Growth Properties, Class A	1,497	70,015
STAG Industrial, Inc.	5,329	145,428
Starwood Waypoint Homes	6,029	210,774
Summit Hotel Properties, Inc.	6,101	109,391
Sunstone Hotel Investors, Inc.	13,169	214,391
Sutherland Asset Management Corp.	1,009	14,933
Terreno Realty Corp.	2,921	101,125
Tier REIT, Inc.	2,845	52,576
UMH Properties, Inc.	1,660	27,456
Universal Health Realty Income Trust	756	58,575
Urban Edge Properties	5,826	146,407
Urstadt Biddle Properties, Inc., Class A	1,761	36,875
Washington Prime Group, Inc.	11,124	100,338
Washington Real Estate Investment Trust	4,606	153,979
Western Asset Mortgage Capital Corp.	2,436	25,310
Whitestone REIT	2,194	28,632
Xenia Hotels & Resorts, Inc.	6,420	130,454

		9,147,363

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.	1,901	16,976
Griffin Industrial Realty, Inc.	41	1,320
HFF, Inc., Class A	2,191	80,453
Marcus & Millichap, Inc.†	956	24,474
RE/MAX Holdings, Inc., Class A	1,062	61,755

		184,978

Real Estate Operations & Development — 0.3%
Alexander & Baldwin, Inc.	2,786	116,817

Security Description	Shares	Value (Note 2)
Real Estate Operations & Development (continued)
Community Healthcare Trust, Inc.	746	$18,926
Consolidated-Tomoka Land Co.	235	13,028
Forestar Group, Inc.†	2,506	42,978
FRP Holdings, Inc.†	391	18,045
RMR Group, Inc., Class A	419	20,468
St. Joe Co.†	2,871	51,821
Stratus Properties, Inc.	352	10,085
Transcontinental Realty Investors, Inc.†	100	2,548
Trinity Place Holdings, Inc.†	1,082	7,520

		302,236

Recreational Centers — 0.2%
ClubCorp Holdings, Inc.	3,844	65,156
Planet Fitness, Inc., Class A	5,025	113,866

		179,022

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A	730	23,331
LCI Industries	1,446	154,360
Malibu Boats, Inc., Class A†	1,073	30,699
MCBC Holdings, Inc.†	1,097	20,294

		228,684

Recycling — 0.0%
Aqua Metals, Inc.†	991	11,575

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	3,780	174,938
Avis Budget Group, Inc.†	4,466	137,464
CAI International, Inc.†	922	24,184
Herc Holdings, Inc.†	1,444	65,529
Hertz Global Holdings, Inc.†	3,263	44,605
McGrath RentCorp	1,397	49,636
Neff Corp., Class A†	481	10,101
Rent-A-Center, Inc.	2,554	33,764
Textainer Group Holdings, Ltd.	1,617	26,195

		566,416

Research & Development — 0.4%
Albany Molecular Research, Inc.†	1,546	33,610
INC Research Holdings, Inc., Class A†	3,256	179,080
PAREXEL International Corp.†	3,000	262,560

		475,250

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	1,307	152,723
SeaWorld Entertainment, Inc.	4,081	62,766

		215,489

Respiratory Products — 0.1%
Inogen, Inc.†	1,015	95,796

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	4,074	40,088
American Eagle Outfitters, Inc.	9,677	114,576
Ascena Retail Group, Inc.†	10,289	24,076
Boot Barn Holdings, Inc.†	731	5,855
Buckle, Inc.	1,715	29,326
Caleres, Inc.	2,509	68,445
Cato Corp., Class A	1,441	24,511
Chico’s FAS, Inc.	7,670	70,180
Children’s Place, Inc.	1,029	108,714
DSW, Inc., Class A	3,918	70,681
Duluth Holdings, Inc., Class B†	573	11,105
Express, Inc.†	4,601	27,882

350

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Finish Line, Inc., Class A	2,372	$32,639
Francesca’s Holdings Corp.†	2,198	21,387
Genesco, Inc.†	1,142	36,658
Guess?, Inc.	3,574	46,676
J. Jill, Inc.†	703	8,605
Shoe Carnival, Inc.	695	12,691
Tailored Brands, Inc.	2,929	36,730
Tilly’s, Inc., Class A	771	7,695
Vera Bradley, Inc.†	1,200	12,096
Winmark Corp.	141	18,760

		829,376

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,096	23,454

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	448	17,562
Asbury Automotive Group, Inc.†	1,118	60,372
Group 1 Automotive, Inc.	1,219	72,591
Lithia Motors, Inc., Class A	1,390	143,517
Rush Enterprises, Inc., Class A†	1,774	76,513
Rush Enterprises, Inc., Class B†	317	12,895
Sonic Automotive, Inc., Class A	1,591	28,877

		412,327

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,280	16,484
Barnes & Noble, Inc.	3,547	28,908

		45,392

Retail-Building Products — 0.2%
At Home Group, Inc.†	304	6,919
BMC Stock Holdings, Inc.†	3,905	85,910
Foundation Building Materials, Inc.†	773	9,322
GMS, Inc.†	1,405	42,178
Lumber Liquidators Holdings, Inc.†	1,678	41,464
Tile Shop Holdings, Inc.	2,028	29,609

		215,402

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	690	17,802
PCM, Inc.†	598	7,400

		25,202

Retail-Discount — 0.3%
Big Lots, Inc.	2,682	133,215
Citi Trends, Inc.	863	19,115
Fred’s, Inc., Class A	2,145	14,522
HSN, Inc.	1,924	76,287
Ollie’s Bargain Outlet Holdings, Inc.†	2,840	126,948

		370,087

Retail-Hair Salons — 0.0%
Regis Corp.†	2,119	22,313

Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	1,121	24,942
Kirkland’s, Inc.†	913	8,537
La-Z-Boy, Inc.	2,880	97,344
Pier 1 Imports, Inc.	4,822	22,229
RH†	2,037	132,670

		285,722

Security Description	Shares	Value (Note 2)
Retail-Jewelry — 0.0%
Movado Group, Inc.	905	$22,263

Retail-Leisure Products — 0.1%
MarineMax, Inc.†	1,500	22,425
Party City Holdco, Inc.†	1,639	22,864
West Marine, Inc.	1,114	14,360

		59,649

Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	18,501	100,090
Sears Holdings Corp.†	709	6,183

		106,273

Retail-Misc./Diversified — 0.4%
Container Store Group, Inc.†	954	5,104
FirstCash, Inc.	2,830	164,564
Five Below, Inc.†	3,222	155,655
Gaia, Inc.†	522	6,290
PriceSmart, Inc.	1,318	111,042

		442,655

Retail-Office Supplies — 0.2%
Office Depot, Inc.	30,547	179,311

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	2,977	23,221

Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	1,461	24,910
PetMed Express, Inc.	1,178	56,002

		80,912

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	904	66,733

Retail-Restaurants — 1.6%
Biglari Holdings, Inc.†	59	22,085
BJ’s Restaurants, Inc.†	1,255	44,301
Bloomin’ Brands, Inc.	5,934	103,430
Bojangles’, Inc.†	1,033	13,739
Brinker International, Inc.	2,935	104,104
Buffalo Wild Wings, Inc.†	962	103,415
Carrols Restaurant Group, Inc.†	2,058	25,108
Cheesecake Factory, Inc.	2,677	127,372
Chuy’s Holdings, Inc.†	989	23,291
Cracker Barrel Old Country Store, Inc.	1,146	178,146
Dave & Buster’s Entertainment, Inc.†	2,509	155,834
Del Frisco’s Restaurant Group, Inc.†	1,302	18,488
Del Taco Restaurants, Inc.†	1,966	25,735
Denny’s Corp.†	4,085	46,406
DineEquity, Inc.	1,026	42,210
El Pollo Loco Holdings, Inc.†	1,212	15,756
Fiesta Restaurant Group, Inc.†	1,538	25,838
Fogo De Chao, Inc.†	561	7,601
Habit Restaurants, Inc., Class A†	1,204	19,806
J Alexander’s Holdings, Inc.†	769	8,113
Jack in the Box, Inc.	1,888	175,131
Nathan’s Famous, Inc.†	169	10,562
Noodles & Co.†	698	2,687
Papa John’s International, Inc.	1,626	115,983
Potbelly Corp.†	1,365	15,697
Red Robin Gourmet Burgers, Inc.†	768	45,926
Ruby Tuesday, Inc.†	3,528	7,127
Ruth’s Hospitality Group, Inc.	1,785	35,700
Shake Shack, Inc., Class A†	1,308	43,177
Sonic Corp.	2,451	57,991

351

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Texas Roadhouse, Inc.	3,992	$188,822
Wingstop, Inc.†	1,732	51,977
Zoe’s Kitchen, Inc.†	1,139	12,882

		1,874,440

Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,253	13,470
Hibbett Sports, Inc.†	1,272	19,843
Sportsman’s Warehouse Holdings, Inc.†	2,158	9,776
Zumiez, Inc.†	1,099	13,957

		57,046

Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	812	7,795

Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	4,044	38,458
Vitamin Shoppe, Inc.†	1,273	14,003

		52,461

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	1,464	20,203

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	3,168	115,790

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	1,378	23,426
Proto Labs, Inc.†	1,479	109,298
Trinseo SA	2,648	186,154

		318,878

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	3,686	128,642
Globalstar, Inc.†	26,484	48,995
Intelsat SA†	2,163	6,857
Iridium Communications, Inc.†	4,997	49,720
Loral Space & Communications, Inc.†	767	35,704

		269,918

Savings & Loans/Thrifts — 1.9%
Astoria Financial Corp.	5,549	111,979
Banc of California, Inc.	2,592	53,266
Bank Mutual Corp.	2,529	25,164
BankFinancial Corp.	862	12,913
Bear State Financial, Inc.	1,237	11,479
Beneficial Bancorp, Inc.	4,129	64,412
Berkshire Hills Bancorp, Inc.	2,120	78,758
BofI Holding, Inc.†	3,576	99,663
Brookline Bancorp, Inc.	4,477	66,483
BSB Bancorp, Inc.†	498	14,716
Capitol Federal Financial, Inc.	7,662	109,260
Charter Financial Corp.	734	13,197
Clifton Bancorp, Inc.	1,221	20,378
Community Bankers Trust Corp.†	1,280	11,008
Dime Community Bancshares, Inc.	1,888	39,270
Entegra Financial Corp.†	377	8,709
ESSA Bancorp, Inc.	529	7,803
First Defiance Financial Corp.	592	30,636
First Financial Northwest, Inc.	496	8,139
Flagstar Bancorp, Inc.†	1,270	41,351
Flushing Financial Corp.	1,656	47,246
Greene County Bancorp, Inc.	182	4,459
Hingham Institution for Savings	77	13,621
Home Bancorp, Inc.	350	14,182

Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
HomeTrust Bancshares, Inc.†	994	$24,005
Investors Bancorp, Inc.	15,465	205,375
Malvern Bancorp, Inc.†	383	9,498
Meridian Bancorp, Inc.	2,856	50,408
Meta Financial Group, Inc.	535	38,146
MutualFirst Financial, Inc.	365	12,739
Northfield Bancorp, Inc.	2,567	43,100
Northwest Bancshares, Inc.	5,645	90,884
OceanFirst Financial Corp.	1,879	50,883
Oconee Federal Financial Corp.	74	2,017
Oritani Financial Corp.	2,358	39,143
Pacific Premier Bancorp, Inc.†	2,337	83,898
Provident Financial Holdings, Inc.	368	6,992
Provident Financial Services, Inc.	3,678	97,541
Prudential Bancorp, Inc.	484	8,310
Riverview Bancorp, Inc.	1,147	8,706
SI Financial Group, Inc.	670	10,352
Southern Missouri Bancorp, Inc.	351	11,376
Sterling Bancorp	7,862	181,612
Territorial Bancorp, Inc.	460	13,860
Timberland Bancorp, Inc.	371	10,002
United Community Financial Corp.	2,921	26,873
United Financial Bancorp, Inc.	3,017	54,578
Washington Federal, Inc.	5,335	178,456
Waterstone Financial, Inc.	1,523	28,709
WSFS Financial Corp.	1,802	81,360

		2,276,915

Schools — 0.5%
Adtalem Global Education, Inc.	3,711	120,608
American Public Education, Inc.†	943	20,086
Bridgepoint Education, Inc.†	1,099	10,671
Cambium Learning Group, Inc.†	824	4,054
Capella Education Co.	687	47,197
Career Education Corp.†	4,033	33,918
Grand Canyon Education, Inc.†	2,798	205,849
K12, Inc.†	2,031	35,969
Laureate Education, Inc.†	2,120	36,082
Strayer Education, Inc.	633	49,766

		564,200

Security Services — 0.2%
Alarm.com Holdings, Inc.†	1,211	46,055
Ascent Capital Group, Inc., Class A†	657	11,103
Brink’s Co.	2,735	213,740

		270,898

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	782	12,035

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	3,847	236,359
Integrated Device Technology, Inc.†	7,991	208,885
MaxLinear, Inc.†	3,589	94,032
Power Integrations, Inc.	1,711	120,882
Sigma Designs, Inc.†	2,236	14,534

		674,692

Semiconductor Equipment — 0.9%
Axcelis Technologies, Inc.†	1,791	39,760
Brooks Automation, Inc.	4,101	100,721
Cabot Microelectronics Corp.	1,485	110,113
Cohu, Inc.	1,602	29,189
Entegris, Inc.†	8,474	221,171

352

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
FormFactor, Inc.†	4,293	$56,238
MKS Instruments, Inc.	3,215	268,935
Nanometrics, Inc.†	1,435	38,243
Photronics, Inc.†	3,986	40,059
Rudolph Technologies, Inc.†	1,862	46,085
Ultra Clean Holdings, Inc.†	1,963	46,032
Veeco Instruments, Inc.†	2,814	86,671
Xcerra Corp.†	3,193	31,004

		1,114,221

Silver Mining — 0.1%
Hecla Mining Co.	23,506	127,167

Specified Purpose Acquisitions — 0.0%
Wins Finance Holdings, Inc.†(1)	77	15,786

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	2,106	43,278
Atkore International Group, Inc.†	1,957	40,745
Mueller Water Products, Inc., Class A	9,192	106,627
Northwest Pipe Co.†	569	8,598
Omega Flex, Inc.	173	10,387
TimkenSteel Corp.†	2,363	37,548

		247,183

Steel-Producers — 0.3%
AK Steel Holding Corp.†	18,813	106,482
Carpenter Technology Corp.	2,766	111,829
Commercial Metals Co.	6,894	128,228
Ryerson Holding Corp.†	953	8,243
Schnitzer Steel Industries, Inc., Class A	1,577	40,687
Shiloh Industries, Inc.†	519	3,851

		399,320

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	6,483	122,788

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	2,621	80,727
Wesco Aircraft Holdings, Inc.†	3,324	36,065

		116,792

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,808	47,568

Telecom Equipment-Fiber Optics — 0.6%
Acacia Communications, Inc.†	1,102	48,235
Ciena Corp.†	8,415	216,686
Clearfield, Inc.†	694	7,981
Finisar Corp.†	6,653	181,095
Harmonic, Inc.†	4,730	19,393
KVH Industries, Inc.†	929	10,126
Oclaro, Inc.†	9,877	96,597
Viavi Solutions, Inc.†	13,652	149,762

		729,875

Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	3,898	70,164
GTT Communications, Inc.†	1,847	56,426
Hawaiian Telcom Holdco, Inc.†	356	10,409
HC2 Holdings, Inc.†	2,430	14,604
Lumos Networks Corp.†	1,313	23,516
Ooma, Inc.†	1,011	8,391

Security Description	Shares	Value (Note 2)
Telecom Services (continued)
ORBCOMM, Inc.†	3,907	$45,360
RigNet, Inc.†	786	14,895
Spok Holdings, Inc.	1,217	19,959
Straight Path Communications, Inc., Class B†	512	91,853
Vonage Holdings Corp.†	11,915	78,758
West Corp.	2,580	60,295

		494,630

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	2,897	67,935
Comtech Telecommunications Corp.	1,369	24,642
Plantronics, Inc.	1,986	89,727
Preformed Line Products Co.	182	8,867
ShoreTel, Inc.†	4,072	30,336
Sonus Networks, Inc.†	2,830	19,329

		240,836

Telephone-Integrated — 0.3%
Cincinnati Bell, Inc.†	2,504	46,700
Frontier Communications Corp.	4,690	71,804
General Communication, Inc., Class A†	1,588	67,760
IDT Corp., Class B	1,038	15,373
Shenandoah Telecommunications Co.	2,770	85,177
Windstream Holdings, Inc.	11,367	43,081

		329,895

Television — 0.4%
Central European Media Enterprises, Ltd., Class A†	4,916	21,385
Gray Television, Inc.†	3,818	56,888
Nexstar Media Group, Inc.	2,710	177,234
Sinclair Broadcast Group, Inc., Class A	4,307	155,267

		410,774

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	764	15,005
Unifi, Inc.†	917	30,041

		45,046

Textile-Products — 0.0%
Culp, Inc.	647	19,410

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	3,290	67,116
National CineMedia, Inc.	3,690	26,383
Reading International, Inc., Class A†	1,005	16,040

		109,539

Therapeutics — 0.5%
Akebia Therapeutics, Inc.†	2,199	29,005
Anika Therapeutics, Inc.†	857	43,844
Calithera Biosciences, Inc.†	1,826	27,938
Cara Therapeutics, Inc.†	1,593	22,366
Concert Pharmaceuticals, Inc.†	1,068	15,411
Flexion Therapeutics, Inc.†	1,652	37,666
La Jolla Pharmaceutical Co.†	1,043	30,904
Portola Pharmaceuticals, Inc.†	2,962	182,755
Recro Pharma, Inc.†	812	6,179
Sarepta Therapeutics, Inc.†	3,098	119,521
Xencor, Inc.†	2,270	53,004

		568,593

353

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.2%
Turning Point Brands, Inc.†	301	$4,642
Universal Corp.	1,475	94,326
Vector Group, Ltd.	5,576	112,245

		211,213

Transactional Software — 0.3%
ACI Worldwide, Inc.†	6,952	161,078
Bottomline Technologies de, Inc.†	2,373	67,583
InnerWorkings, Inc.†	2,698	31,809
Synchronoss Technologies, Inc.†	2,543	42,926

		303,396

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	3,102	75,565
Atlas Air Worldwide Holdings, Inc.†	1,388	82,447

		158,012

Transport-Equipment & Leasing — 0.2%
GATX Corp.	2,329	144,002
Greenbrier Cos., Inc.	1,633	73,485
Willis Lease Finance Corp.†	205	5,182

		222,669

Transport-Marine — 0.5%
Ardmore Shipping Corp.	1,674	13,308
Costamare, Inc.	2,179	14,011
DHT Holdings, Inc.	4,599	19,132
Dorian LPG, Ltd.†	1,126	8,107
Eagle Bulk Shipping, Inc.†	2,292	9,924
Frontline, Ltd.	4,590	26,301
GasLog, Ltd.	2,437	44,475
Genco Shipping & Trading, Ltd.†	458	4,663
Gener8 Maritime, Inc.†	2,814	15,055
Golar LNG, Ltd.	5,730	136,431
International Seaways, Inc.†	1,754	40,009
Navios Maritime Acquisition Corp.	4,918	6,934
Navios Maritime Holdings, Inc.†	5,354	6,585
Nordic American Tankers, Ltd.	5,962	35,057
Overseas Shipholding Group, Inc., Class A†	2,700	8,316
Safe Bulkers, Inc.†	2,869	7,402
Scorpio Bulkers, Inc.†	3,503	25,222
Scorpio Tankers, Inc.	9,833	36,481
Ship Finance International, Ltd.	3,568	48,525
Teekay Corp.	3,219	31,546
Teekay Tankers, Ltd., Class A	7,273	13,091

		550,575

Transport-Services — 0.2%
Echo Global Logistics, Inc.†	1,645	22,454
Hub Group, Inc., Class A†	1,946	66,261
Matson, Inc.	2,554	72,023
Radiant Logistics, Inc.†	2,233	9,669

		170,407

Transport-Truck — 0.7%
ArcBest Corp.	1,544	42,923
Covenant Transportation Group, Inc., Class A†	708	13,275
Daseke, Inc.†	1,221	14,884
Forward Air Corp.	1,790	92,776
Heartland Express, Inc.	2,820	59,587
Knight Transportation, Inc.	4,361	155,470

Security Description	Shares	Value (Note 2)
Transport-Truck (continued)
Marten Transport, Ltd.	2,324	$37,068
Roadrunner Transportation Systems, Inc.†	1,823	12,724
Saia, Inc.†	1,510	82,068
Schneider National, Inc., Class B	1,943	42,008
Swift Transportation Co.†	4,337	110,593
Universal Logistics Holdings, Inc.	498	7,246
Werner Enterprises, Inc.	2,844	84,325
YRC Worldwide, Inc.†	1,970	26,181

		781,128

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	4,332	50,901

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	1,208	14,375

Veterinary Diagnostics — 0.2%
Heska Corp.†	385	42,173
Kindred Biosciences, Inc.†	1,255	9,162
Neogen Corp.†	2,213	145,770
Phibro Animal Health Corp., Class A	1,130	43,166

		240,271

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	538	4,740
Natural Health Trends Corp.	438	10,788
Nature’s Sunshine Products, Inc.	640	8,096
Nutraceutical International Corp.	482	20,148
Omega Protein Corp.	1,315	21,040
USANA Health Sciences, Inc.†	692	39,513

		104,325

Water — 0.3%
American States Water Co.	2,165	107,059
Artesian Resources Corp., Class A	468	18,201
California Water Service Group	2,864	111,410
Connecticut Water Service, Inc.	660	37,607
Consolidated Water Co., Ltd.	871	11,236
Global Water Resources, Inc.	605	5,711
Middlesex Water Co.	948	37,199
SJW Corp.	975	51,548
York Water Co.	766	26,657

		406,628

Water Treatment Systems — 0.0%
AquaVenture Holdings, Ltd.†	691	11,049
Energy Recovery, Inc.†	2,161	16,424
Pure Cycle Corp.†	1,020	7,548

		35,021

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	3,458	31,986
NIC, Inc.	3,824	62,140
Q2 Holdings, Inc.†	1,869	72,704
Web.com Group, Inc.†	2,288	50,222

		217,052

Web Portals/ISP — 0.1%
Blucora, Inc.†	2,462	55,149
Meet Group, Inc.†	3,993	20,045

		75,194

354

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wire & Cable Products — 0.3%
Belden, Inc.	2,509	$180,498
Encore Wire Corp.	1,209	53,921
General Cable Corp.	2,937	56,684
Insteel Industries, Inc.	1,085	28,557

		319,660

Wireless Equipment — 0.5%
Aerohive Networks, Inc.†	1,873	8,822
CalAmp Corp.†	2,063	39,403
Gogo, Inc.†	3,399	41,400
InterDigital, Inc.	2,065	150,435
Quantenna Communications, Inc.†	1,259	25,444
Telenav, Inc.†	1,824	13,680
Ubiquiti Networks, Inc.†	1,379	75,156
ViaSat, Inc.†	3,176	209,902

		564,242

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,246	69,289
ViewRay, Inc.†	1,745	8,254

		77,543

Total Common Stocks (cost $113,621,040)		116,342,039

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell 2000 ETF (cost $1,993,861)	14,446	$2,044,253

Total Long-Term Investment Securities (cost $115,614,901)		118,386,292

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $119,000 collateralized by $70,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and by $50,000 of United States Treasury Bonds, bearing interest at 2.88% due 11/15/2046 and having an approximate aggregate value of $122,013 (cost $119,000)	$119,000	119,000

TOTAL INVESTMENTS (cost $115,733,901)(2)	100.0%	118,505,292
Other assets less liabilities	0.0	49,691

NET ASSETS	100.0%	$118,554,983

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$116,326,253	$15,786	$—	$116,342,039
Exchange-Traded Funds	2,044,253	—	—	2,044,253
Repurchase Agreements	—	119,000	—	119,000

Total Investments at Value	$118,370,506	$134,786	$—	$118,505,292

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

355

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	12.8%
Medical-Drugs	7.4
Oil Companies-Integrated	6.0
Diversified Banking Institutions	5.6
Insurance-Life/Health	5.4
Insurance-Multi-line	4.2
Telephone-Integrated	2.8
Auto-Cars/Light Trucks	2.7
Insurance-Property/Casualty	2.6
Import/Export	2.4
Metal-Diversified	2.4
Diversified Manufacturing Operations	2.3
Chemicals-Diversified	2.3
Food-Misc./Diversified	2.2
Building-Heavy Construction	2.0
Telecom Services	2.0
Cellular Telecom	1.9
Electric-Integrated	1.8
Electronic Components-Misc.	1.8
Food-Retail	1.5
Repurchase Agreements	1.5
Building Products-Cement	1.5
Electronic Components-Semiconductors	1.5
Auto/Truck Parts & Equipment-Original	1.4
Advertising Agencies	1.2
Insurance-Reinsurance	1.2
Water	1.2
Tobacco	1.2
Wireless Equipment	1.1
Computers-Memory Devices	1.1
Airlines	1.0
Private Equity	1.0
Toys	0.9
Building & Construction Products-Misc.	0.9
Finance-Leasing Companies	0.9
Real Estate Operations & Development	0.9
Motorcycle/Motor Scooter	0.8
Oil Companies-Exploration & Production	0.8
Distribution/Wholesale	0.8
Internet Connectivity Services	0.8
Audio/Video Products	0.8
Metal Processors & Fabrication	0.8
Airport Development/Maintenance	0.7
Soap & Cleaning Preparation	0.7
Storage/Warehousing	0.7
Cosmetics & Toiletries	0.7
Hotels/Motels	0.6
U.S. Government Treasuries	0.1
Real Estate Investment Trusts	0.1

99.0%

Country Allocation*

Japan	19.8%
France	15.8
United Kingdom	13.0
Netherlands	7.4
Germany	7.1
Switzerland	5.4
Canada	5.1
Australia	5.1
Ireland	3.6
Jersey	2.9
Sweden	2.6
United States	1.6
Norway	1.7
Hong Kong	1.6
South Korea	1.5
New Zealand	1.2
Finland	1.1
Denmark	1.1
Spain	0.7
Italy	0.7

99.0%

*	Calculated as a percentage of net assets

356

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Australia — 5.1%
Australia & New Zealand Banking Group, Ltd.	309,375	$7,333,425
Challenger, Ltd.	531,521	5,464,036
Insurance Australia Group, Ltd.	693,945	3,702,891
Viva Energy	191,209	330,409

		16,830,761

Canada — 5.1%
BCE, Inc.	58,300	2,736,488
Encana Corp.	270,500	2,722,899
Intact Financial Corp.	46,700	3,627,748
Magna International, Inc.	34,800	1,659,682
Suncor Energy, Inc.	188,351	6,144,163

		16,890,980

Denmark — 1.1%
Danske Bank A/S	90,353	3,660,287

Finland — 1.1%
Nokia OYJ	581,328	3,716,152

France — 15.8%
AXA SA	200,595	5,927,113
Cie de Saint-Gobain	53,524	2,971,032
Eurazeo SA	38,764	3,164,035
Natixis SA	399,143	2,902,602
Sanofi	91,690	8,761,563
SCOR SE	95,807	4,039,324
Societe Generale SA	124,190	7,292,002
TOTAL SA	72,130	3,668,248
Valeo SA	43,111	2,987,578
Veolia Environnement SA	179,058	4,039,068
Vinci SA	75,435	6,763,581

		52,516,146

Germany — 7.1%
Allianz SE	15,637	3,331,996
Bayer AG	32,653	4,141,844
Henkel AG & Co. KGaA (Preference Shares)	16,813	2,383,412
LANXESS AG	42,415	3,274,754
RWE AG†	126,493	2,667,662
Siemens AG	56,949	7,736,015

		23,535,683

Hong Kong — 1.6%
AIA Group, Ltd.	662,400	5,219,788

Ireland — 3.6%
Bank of Ireland Group PLC†	301,151	2,513,344
CRH PLC	76,750	2,697,989
Dalata Hotel Group PLC†	382,312	2,149,760
Kerry Group PLC, Class A (ISE)	41,423	3,743,942
Kerry Group PLC, Class A (LSE)	9,593	861,367

		11,966,402

Italy — 0.7%
GEDI Gruppo Editoriale SpA†	12,581	11,721
Telecom Italia SpA RSP	2,919,069	2,396,455

		2,408,176

Japan — 19.8%
Hoya Corp.	52,000	2,936,659
ITOCHU Corp.	184,900	2,902,349
Japan Airlines Co., Ltd.	101,000	3,268,792

Security Description	Shares	Value (Note 2)
Japan (continued)
KDDI Corp.	68,300	$1,809,025
Mitsubishi Corp.	228,600	4,969,295
Mitsui Fudosan Co., Ltd.	122,800	2,823,136
Mizuho Financial Group, Inc.	1,475,700	2,628,940
Murata Manufacturing Co., Ltd.	19,600	3,054,361
Nintendo Co., Ltd.	8,900	3,025,734
Nippon Telegraph & Telephone Corp.	111,600	5,456,247
Nissan Motor Co., Ltd.	605,600	6,020,569
NSK, Ltd.	201,300	2,607,432
ORIX Corp.	186,100	2,956,634
Panasonic Corp.	191,800	2,646,177
Seven & i Holdings Co., Ltd.	58,300	2,350,615
Shiseido Co., Ltd.	61,400	2,172,071
Sumitomo Mitsui Financial Group, Inc.	135,700	5,163,604
Sumitomo Warehouse Co., Ltd.	345,000	2,212,481
TDK Corp.	50,600	3,648,873
Yamaha Motor Co., Ltd.	111,800	2,819,212

		65,472,206

Jersey — 2.9%
Ferguson PLC	44,780	2,674,676
Glencore PLC	633,041	2,790,937
WPP PLC	198,567	4,050,356

		9,515,969

Netherlands — 7.4%
Akzo Nobel NV	48,095	4,350,964
Fiat Chrysler Automobiles NV†	254,111	3,068,330
ING Groep NV	772,520	14,462,968
Koninklijke Ahold Delhaize NV	135,119	2,766,403

		24,648,665

New Zealand — 1.2%
Spark New Zealand, Ltd.	1,365,900	3,846,716

Norway — 1.7%
DNB ASA	141,817	2,788,418
Orkla ASA	259,055	2,668,683

		5,457,101

South Korea — 1.5%
Samsung Electronics Co., Ltd.	2,301	4,955,462

Spain — 0.7%
Aena SA*	12,584	2,461,720

Sweden — 2.6%
Com Hem Holding AB	181,529	2,653,078
Skandinaviska Enskilda Banken AB, Class A	232,553	2,946,589
Swedbank AB, Class A	112,196	2,929,342

		8,529,009

Switzerland — 5.4%
Chubb, Ltd.	31,806	4,658,307
Credit Suisse Group AG	122,844	1,890,396
LafargeHolcim, Ltd.	38,041	2,275,890
Novartis AG	77,610	6,613,645
UBS Group AG	143,376	2,494,011

		17,932,249

United Kingdom — 13.0%
Admiral Group PLC	51,469	1,404,342
AstraZeneca PLC	81,152	4,892,119
Imperial Brands PLC	93,511	3,849,408
Lloyds Banking Group PLC	1,621,980	1,403,439

357

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	287,482	$7,009,536
Rio Tinto PLC	103,226	4,794,114
Royal Dutch Shell PLC, Class A	223,335	6,322,745
Royal Dutch Shell PLC, Class B	125,907	3,574,940
SSE PLC	188,035	3,421,209
Vodafone Group PLC	2,189,139	6,412,139

		43,083,991

Total Long-Term Investment Securities (cost $276,019,368)		322,647,463

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.83% due 08/03/2017	$121,000	120,994
0.91% due 08/03/2017	231,000	230,988
0.92% due 08/10/2017	121,000	120,971

Total Short-Term Investment Securities (cost $472,955)		472,953

REPURCHASE AGREEMENTS — 1.5%
Agreement with Bank of America NA, bearing interest at 1.03%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $5,073,145 and collateralized by $5,349,000 of United States Treasury Notes, bearing interest at 1.38%, due 06/30/2023 and having an approximate value of $5,180,818 (cost $5,073,000)	5,073,000	5,073,000

TOTAL INVESTMENTS (cost $281,565,323)(1)	99.0%	328,193,416
Other assets less liabilities	1.0	3,230,343

NET ASSETS	100.0%	$331,423,759

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $2,461,720 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	5,630,600	USD	4,363,578	10/18/2017	$—	$(157,167)
	HKD	4,516,600	USD	581,346	08/16/2017	2,880	—
	USD	3,621,640	HKD	28,122,400	08/16/2017	—	(19,848)
	USD	6,993,579	GBP	5,414,600	09/20/2017	162,195	—
	USD	251,545	CAD	323,600	10/18/2017	8,269	—

						173,344	(177,015)

Barclays Bank PLC	JPY	86,956,000	USD	779,609	08/16/2017	—	(9,607)
	USD	3,278,251	HKD	25,456,600	08/16/2017	—	(17,882)
	USD	1,442,503	JPY	161,250,200	08/16/2017	21,010	—

						21,010	(27,489)

Citibank N.A.	CAD	1,785,900	USD	1,378,584	10/18/2017	—	(55,295)
	DKK	8,240,600	USD	1,252,574	09/20/2017	—	(62,748)
	JPY	468,596,800	USD	4,147,718	08/16/2017	—	(105,285)
	USD	6,662,132	JPY	744,653,100	08/16/2017	96,370	—
	USD	3,679,613	GBP	2,852,900	09/20/2017	90,694	—
	USD	625,025	AUD	817,400	10/18/2017	28,253	—

						215,317	(223,328)

Credit Suisse International	NZD	708,800	USD	515,645	10/18/2017	—	(15,929)

358

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EUR	8,855,200	USD	10,084,823	09/20/2017	$—	$(425,333)
	USD	6,292,338	JPY	703,276,400	08/16/2017	90,626	—
	USD	894,851	EUR	800,900	09/20/2017	55,730	—

						146,356	(425,333)

HSBC Bank USA, N.A.	CAD	1,251,500	USD	966,444	10/18/2017	—	(38,372)
	USD	3,244,802	AUD	4,241,000	10/18/2017	144,669	—

						144,669	(38,372)

JPMorgan Chase Bank, N.A.	CAD	1,912,800	USD	1,476,473	10/18/2017	—	(59,293)
	CHF	461,100	USD	479,643	09/20/2017	1,321	—
	GBP	1,252,200	USD	1,615,349	09/20/2017	—	(39,521)
	JPY	59,196,700	USD	530,687	08/16/2017	—	(6,585)
	NOK	20,190,600	USD	2,386,648	09/20/2017	—	(183,888)
	NZD	3,945,700	USD	2,871,953	10/18/2017	—	(87,177)
	SEK	21,534,800	USD	2,530,556	09/20/2017	—	(144,009)
	USD	529,606	JPY	59,196,700	08/16/2017	7,666	—
	USD	4,414,293	SGD	6,152,200	08/16/2017	126,355	—
	USD	12,580,770	CHF	12,062,700	09/20/2017	—	(67,540)
	USD	754,408	GBP	577,800	09/20/2017	9,195	—
	USD	2,784,493	SEK	24,107,500	09/20/2017	209,594	—

						354,131	(588,013)

State Street Bank and Trust Co.	CAD	2,974,400	USD	2,296,336	10/18/2017	—	(91,776)
	GBP	359,800	USD	465,168	09/20/2017	—	(10,333)
	JPY	255,412,600	USD	2,323,613	08/16/2017	5,478	—
	USD	2,291,534	JPY	255,412,600	08/16/2017	26,601	—
	USD	407,410	SEK	3,527,200	09/20/2017	30,658	—
	USD	2,567,480	AUD	3,357,500	10/18/2017	115,884	—
	USD	2,180,568	ILS	7,602,800	10/18/2017	—	(38,952)

						178,621	(141,061)

UBS AG	CAD	3,598,900	USD	2,778,258	10/18/2017	—	(111,258)
	USD	542,995	GBP	420,900	09/20/2017	13,254	—

						13,254	(111,258)

Westpac Banking Corp.	CAD	3,480,700	USD	2,687,498	10/18/2017	—	(107,116)

Net Unrealized Appreciation/(Depreciation)						$1,246,702	$(1,854,914)

AUD	— Australian Dollar	GBP	— Pound Sterling	NZD	— New Zealand Dollar
CAD	— Canadian Dollar	HKD	— Hong Kong Dollar	SEK	— Swedish Krona
CHF	— Swiss Franc	ILS	— Israeli Shekel	SGD	— Singapore Dollar
DKK	— Danish Krone	JPY	— Japanese Yen	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norwegian Krone

359

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$322,647,463	$—	$—	$322,647,463
Short-Term Investment Securities	—	472,953	—	472,953
Repurchase Agreements	—	5,073,000	—	5,073,000

Total Investments at Value	$322,647,463	$5,545,953	$—	$328,193,416

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,246,702	$—	$1,246,702

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,854,914	$—	$1,854,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,219,788 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

360

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	5.7%
Medical-Drugs	4.8
Diversified Banking Institutions	4.7
Medical-HMO	3.8
Computers	3.2
Medical-Biomedical/Gene	2.9
Building & Construction-Misc.	2.9
Oil Refining & Marketing	2.8
Airlines	2.8
Applications Software	2.0
Web Portals/ISP	1.9
Building-Residential/Commercial	1.7
Repurchase Agreements	1.7
Semiconductor Equipment	1.7
Rubber-Tires	1.6
Cable/Satellite TV	1.6
Electric-Integrated	1.6
Human Resources	1.6
Insurance-Multi-line	1.5
Internet Content-Entertainment	1.5
Cosmetics & Toiletries	1.4
Auto/Truck Parts & Equipment-Original	1.3
Retail-Drug Store	1.3
Television	1.3
Electronic Components-Misc.	1.3
Electric-Distribution	1.2
Medical Products	1.2
Retail-Discount	1.1
Food-Misc./Diversified	1.1
Computer Services	1.0
Oil Companies-Exploration & Production	1.0
Diversified Manufacturing Operations	1.0
E-Commerce/Products	1.0
Aerospace/Defense	0.8
Energy-Alternate Sources	0.8
Retail-Restaurants	0.8
Lighting Products & Systems	0.8
Computer Aided Design	0.8
Insurance-Reinsurance	0.8
Private Equity	0.8
Chemicals-Diversified	0.8
Building & Construction Products-Misc.	0.8
Cellular Telecom	0.7
X-Ray Equipment	0.7
Software Tools	0.7
Real Estate Operations & Development	0.7
Finance-Credit Card	0.7
Multimedia	0.6
Computers-Memory Devices	0.6
Telephone-Integrated	0.6
Diversified Operations	0.6
Appliances	0.6
Banks-Super Regional	0.6
Transport-Marine	0.6
Oil-Field Services	0.5
Tobacco	0.5
Security Services	0.5
Apparel Manufacturers	0.5
Food-Meat Products	0.5
Entertainment Software	0.5
Brewery	0.5

Real Estate Investment Trusts	0.4%
Commercial Services-Finance	0.4
Electronic Forms	0.4
Import/Export	0.4
Rental Auto/Equipment	0.4
Building-Heavy Construction	0.4
Transactional Software	0.4
Retail-Consumer Electronics	0.4
Steel-Producers	0.4
Machinery-Construction & Mining	0.4
Retail-Apparel/Shoe	0.4
Finance-Leasing Companies	0.4
Banks-Fiduciary	0.4
Aerospace/Defense-Equipment	0.4
Computer Software	0.4
Consulting Services	0.4
Engines-Internal Combustion	0.4
Metal-Aluminum	0.4
Power Converter/Supply Equipment	0.4
Cruise Lines	0.3
Insurance-Life/Health	0.3
Transport-Rail	0.3
Industrial Automated/Robotic	0.3
Finance-Investment Banker/Broker	0.3
Paper & Related Products	0.3
Toys	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Food-Wholesale/Distribution	0.3
Diagnostic Equipment	0.3
Steel-Specialty	0.3
Machinery-Electrical	0.3
Auto-Cars/Light Trucks	0.3
Oil Companies-Integrated	0.3
Retail-Office Supplies	0.3
Multilevel Direct Selling	0.3
Retail-Jewelry	0.2
Food-Confectionery	0.2
Engineering/R&D Services	0.2
Beverages-Non-alcoholic	0.1
Gold Mining	0.1
Metal-Iron	0.1
Internet Security	0.1
Office Automation & Equipment	0.1
Metal Processors & Fabrication	0.1
Petrochemicals	0.1
Metal-Diversified	0.1
Chemicals-Fibers	0.1
Hotels/Motels	0.1
Food-Dairy Products	0.1
Medical Labs & Testing Services	0.1
Containers-Paper/Plastic	0.1
Containers-Metal/Glass	0.1

100.0%

*	Calculated as a percentage of net assets

361

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Country Allocation*

United States	57.2%
Japan	9.1
United Kingdom	4.1
Canada	4.0
Denmark	3.2
Netherlands	3.2
France	3.0
Sweden	2.3
Germany	2.2
Switzerland	1.9
Australia	1.9
Ireland	1.7
Bermuda	1.5
Cayman Islands	0.8
Singapore	0.8
Panama	0.7
Finland	0.6
Spain	0.5
Luxembourg	0.4
Belgium	0.4
Hong Kong	0.3
Austria	0.2

100.0%

*	Calculated as a percentage of net assets

362

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Australia — 1.9%
AGL Energy, Ltd.	219,969	$4,241,003
Fortescue Metals Group, Ltd.	147,374	676,741
Qantas Airways, Ltd.	1,102,421	4,691,904
Regis Resources, Ltd.	234,409	718,229

		10,327,877

Austria — 0.2%
Erste Group Bank AG	14,371	597,390
Lenzing AG	3,054	545,915

		1,143,305

Belgium — 0.4%
KBC Group NV	24,254	2,009,833

Bermuda — 1.5%
Everest Re Group, Ltd.	16,195	4,249,406
Hongkong Land Holdings, Ltd.	435,700	3,276,464
Luk Fook Holdings International, Ltd.	180,000	661,392

		8,187,262

Canada — 4.0%
Bank of Nova Scotia	32,768	2,041,380
Canadian Imperial Bank of Commerce	54,385	4,720,710
Canadian National Railway Co.	23,508	1,857,636
Celestica, Inc.†	38,105	452,950
Constellation Software, Inc.	3,859	2,078,923
Maple Leaf Foods, Inc.	20,193	558,132
Rogers Communications, Inc., Class B	79,780	4,148,496
Royal Bank of Canada	78,564	5,861,029

		21,719,256

Cayman Islands — 0.8%
Cheung Kong Property Holdings, Ltd.	78,000	631,625
WH Group, Ltd.*	2,273,000	2,133,084
Xinyi Glass Holdings, Ltd.	1,694,000	1,752,384

		4,517,093

Denmark — 3.2%
Danske Bank A/S	115,305	4,671,117
Dfds A/S	53,595	3,056,721
Novo Nordisk A/S, Class B	63,781	2,721,905
Schouw & Co AB	12,858	1,412,236
Topdanmark A/S†	32,276	1,104,081
Vestas Wind Systems A/S	46,512	4,545,882

		17,511,942

Finland — 0.6%
Outokumpu Oyj	196,905	1,657,314
UPM-Kymmene Oyj	66,390	1,808,414

		3,465,728

France — 3.0%
BNP Paribas SA	21,727	1,686,489
Cie Generale des Etablissements Michelin	32,700	4,426,520
Hermes International	1,523	771,653
Sanofi	37,547	3,587,855
Schneider Electric SE	24,095	1,892,545
Valeo SA	26,137	1,811,285
Vinci SA	24,178	2,167,825

		16,344,172

Security Description	Shares	Value (Note 2)
Germany — 2.2%
Aurubis AG	6,376	$568,207
Covestro AG*	54,359	4,222,660
Siemens AG	15,825	2,149,685
Uniper SE	233,729	4,811,613

		11,752,165

Hong Kong — 0.3%
Wharf Holdings, Ltd.	201,000	1,709,998

Ireland — 1.7%
Accenture PLC, Class A	4,166	536,664
Allergan PLC	21,121	5,329,462
Eaton Corp. PLC	13,229	1,035,169
Ingersoll-Rand PLC	23,708	2,083,459

		8,984,754

Japan — 9.1%
Astellas Pharma, Inc.	105,700	1,349,953
Bandai Namco Holdings, Inc.	50,900	1,770,615
Bridgestone Corp.	56,800	2,399,361
Haseko Corp.	42,900	537,782
Idemitsu Kosan Co., Ltd.	64,800	1,573,492
Kajima Corp.	255,000	2,225,135
Kansai Electric Power Co., Inc.	153,100	2,056,702
KDDI Corp.	19,000	503,243
Kinden Corp.	32,400	504,905
Kirin Holdings Co., Ltd.	113,400	2,500,056
Matsumotokiyoshi Holdings Co., Ltd.	28,600	1,764,071
Mitsubishi Corp.	77,800	1,691,212
Mitsubishi UFJ Financial Group, Inc.	428,000	2,717,584
Mitsui Chemicals, Inc.	99,000	565,740
Morinaga Milk Industry Co., Ltd.	72,000	526,391
Nichias Corp.	45,000	546,555
Nichirei Corp.	70,800	1,990,839
Nippon Telegraph & Telephone Corp.	43,800	2,141,431
Obayashi Corp.	201,800	2,430,862
ORIX Corp.	131,200	2,084,419
Penta-Ocean Construction Co., Ltd.	404,100	2,408,215
Shimizu Corp.	206,000	2,178,747
Shionogi & Co., Ltd.	32,800	1,754,173
SoftBank Group Corp.	6,600	536,286
Subaru Corp.	44,000	1,594,050
Sumitomo Corp.	39,400	533,041
Sumitomo Mitsui Financial Group, Inc.	29,500	1,122,523
Sumitomo Rubber Industries, Ltd.	117,700	2,045,564
Taisei Corp.	286,000	2,739,498
Takasago Thermal Engineering Co., Ltd.	36,200	604,838
Tokyo Electron, Ltd.	15,300	2,161,527

		49,558,810

Luxembourg — 0.4%
ArcelorMittal†	80,710	2,120,611

Netherlands — 3.2%
ASR Nederland NV	125,767	4,756,813
ING Groep NV	181,762	3,402,912
Philips Lighting NV*	112,925	4,291,149
Unilever NV CVA	84,798	4,948,927

		17,399,801

Panama — 0.7%
Carnival Corp.	29,461	1,967,406
Copa Holdings SA, Class A	16,746	2,100,953

		4,068,359

363

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Singapore — 0.8%
Oversea-Chinese Banking Corp., Ltd.	266,600	$2,234,864
Venture Corp., Ltd.	206,500	2,006,866

		4,241,730

Spain — 0.5%
Amadeus IT Group SA	34,944	2,153,552
Repsol SA	33,981	569,610

		2,723,162

Sweden — 2.3%
Atlas Copco AB, Class A	58,461	2,118,666
Electrolux AB, Series B	90,682	3,102,179
JM AB	106,703	3,745,402
Loomis AB, Series B	74,232	2,758,255
Peab AB	42,813	502,697

		12,227,199

Switzerland — 1.9%
ABB, Ltd.	70,292	1,650,167
Adecco Group AG	55,285	4,219,487
Cie Financiere Richemont SA	8,703	739,388
Roche Holding AG	4,631	1,172,896
UBS Group AG	158,568	2,758,275

		10,540,213

United Kingdom — 4.1%
3i Group PLC	342,121	4,225,053
Barratt Developments PLC	168,406	1,367,610
Burberry Group PLC	85,864	1,938,375
JD Sports Fashion PLC	441,770	2,086,097
Lloyds Banking Group PLC	2,616,527	2,263,984
Persimmon PLC	134,061	4,429,079
Polypipe Group PLC	265,249	1,404,078
Rio Tinto PLC	11,872	551,370
Savills PLC	169,366	2,042,439
Taylor Wimpey PLC	708,073	1,778,777

		22,086,862

United States — 55.5%
Aaron’s, Inc.	13,758	636,720
AbbVie, Inc.	77,150	5,393,556
Adobe Systems, Inc.†	15,368	2,251,258
AES Corp.	200,686	2,243,669
Aetna, Inc.	14,610	2,254,469
Alcoa Corp.	53,387	1,943,287
Allison Transmission Holdings, Inc.	103,245	3,902,661
Alphabet, Inc., Class C†	11,003	10,238,291
Altria Group, Inc.	45,179	2,935,280
Amazon.com, Inc.†	3,581	3,537,240
AMC Networks, Inc., Class A†	73,810	4,720,149
Amgen, Inc.	35,198	6,142,403
Andeavor	22,453	2,234,747
Anthem, Inc.	25,117	4,677,037
Apple, Inc.	94,787	14,097,671
Applied Materials, Inc.	54,395	2,410,242
Baker Hughes, a GE Company	31,477	1,161,187
Bank of America Corp.	234,274	5,650,689
Baxter International, Inc.	76,517	4,627,748
Best Buy Co., Inc.	36,656	2,138,511
Biogen, Inc.†	9,205	2,665,676
Boeing Co.	11,381	2,759,437
CACI International, Inc., Class A†	16,668	2,085,167

Security Description	Shares	Value (Note 2)
United States (continued)
Cadence Design Systems, Inc.†	115,433	$4,259,478
CBS Corp., Class B	31,105	2,047,642
Celgene Corp.†	25,952	3,514,160
CenterPoint Energy, Inc.	64,157	1,808,586
Cigna Corp.	11,204	1,944,566
Citigroup, Inc.	82,784	5,666,565
Citrix Systems, Inc.†	49,864	3,938,259
Comcast Corp., Class A	166,413	6,731,406
Conagra Brands, Inc.	106,263	3,638,445
Cooper Cos., Inc.	7,042	1,717,333
Corning, Inc.	142,319	4,147,176
Cummins, Inc.	12,044	2,022,188
CVS Health Corp.	6,756	540,007
Delta Air Lines, Inc.	79,645	3,931,277
Devon Energy Corp.	46,650	1,553,911
Diamondback Energy, Inc.†	21,930	2,102,648
DISH Network Corp., Class A†	31,358	2,007,853
DXC Technology Co.	15,024	1,177,581
East West Bancorp, Inc.	34,213	1,949,457
eBay, Inc.†	44,925	1,605,170
Electronic Arts, Inc.†	22,815	2,663,423
EOG Resources, Inc.	18,062	1,718,419
Exxon Mobil Corp.	11,965	957,679
Facebook, Inc., Class A†	47,187	7,986,400
Gilead Sciences, Inc.	51,942	3,952,267
Goldman Sachs Group, Inc.	12,600	2,839,158
Halliburton Co.	44,226	1,876,951
Harris Corp.	18,169	2,079,805
Hewlett Packard Enterprise Co.	54,210	949,217
HollyFrontier Corp.	85,245	2,458,466
Hologic, Inc.†	89,040	3,936,458
HP, Inc.	103,885	1,984,203
Humana, Inc.	2,254	521,125
International Business Machines Corp.	11,124	1,609,309
J.M. Smucker Co.	9,710	1,183,649
Johnson & Johnson	8,347	1,107,814
Lam Research Corp.	15,285	2,437,346
Lear Corp.	12,686	1,879,938
Lincoln National Corp.	25,445	1,859,012
ManpowerGroup, Inc.	39,667	4,250,319
Marathon Petroleum Corp.	81,844	4,582,446
MetLife, Inc.	38,697	2,128,335
Microsoft Corp.	93,505	6,797,813
Morgan Stanley	56,132	2,632,591
NetApp, Inc.	37,676	1,635,892
Nu Skin Enterprises, Inc., Class A	22,955	1,454,429
Office Depot, Inc.	255,492	1,499,738
Owens Corning	30,874	2,070,102
PepsiCo, Inc.	6,607	770,442
Pfizer, Inc.	94,021	3,117,736
PNC Financial Services Group, Inc.	24,071	3,100,345
Procter & Gamble Co.	28,940	2,628,331
Prologis, Inc.	37,610	2,287,064
Quest Diagnostics, Inc.	4,822	522,271
Raymond James Financial, Inc.	21,943	1,825,438
Raytheon Co.	10,665	1,831,927
Rockwell Automation, Inc.	11,203	1,848,831
Silgan Holdings, Inc.	16,745	507,374
Southwest Airlines Co.	35,960	1,996,140
State Street Corp.	22,352	2,083,877
Sysco Corp.	32,778	1,724,778
Teradyne, Inc.	58,162	2,011,824

364

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Thermo Fisher Scientific, Inc.	9,598	$1,684,737
Time Warner, Inc.	32,099	3,287,580
Toll Brothers, Inc.	46,048	1,776,992
United Continental Holdings, Inc.†	30,118	2,038,386
United Rentals, Inc.†	13,327	1,585,380
UnitedHealth Group, Inc.	34,776	6,670,385
Valero Energy Corp.	66,493	4,586,022
VeriSign, Inc.†	5,717	578,389
Visa, Inc., Class A	38,829	3,865,815
VMware, Inc., Class A†	42,407	3,931,553
Wal-Mart Stores, Inc.	73,329	5,865,587
Walgreens Boots Alliance, Inc.	61,488	4,960,237
WellCare Health Plans, Inc.†	24,415	4,321,211
Western Digital Corp.	18,823	1,602,214
Western Union Co.	115,012	2,271,487
WestRock Co.	9,025	518,215
Wyndham Worldwide Corp.	5,151	537,610
Xerox Corp.	18,796	576,473
Yum! Brands, Inc.	57,885	4,369,160
Zions Bancorporation	43,550	1,973,686

		301,320,604

Total Long-Term Investment Securities (cost $460,938,565)		533,960,736

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $9,090,030 collateralized by $8,415,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $9,273,187 (cost $9,090,000)	$9,090,000	$9,090,000

TOTAL INVESTMENTS — (cost $470,028,565)(1)	100.0%	543,050,736
Other assets less liabilities	0.0	207,069

NET ASSETS —	100.0%	$543,257,805

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $10,646,893 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$533,960,736	$—	$—	$533,960,736
Repurchase Agreements	—	9,090,000	—	9,090,000

Total Investments at Value	$533,960,736	$9,090,000	$—	$543,050,736

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

365

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	15.9%
Cosmetics & Toiletries	12.5
Insurance-Life/Health	5.7
Tobacco	4.9
Soap & Cleaning Preparation	4.6
Commercial Services	4.2
Banks-Commercial	3.6
Distribution/Wholesale	3.6
Beverages-Wine/Spirits	3.5
Enterprise Software/Service	3.0
Internet Application Software	2.8
Telephone-Integrated	2.5
Brewery	2.3
Oil Companies-Integrated	2.2
Gold Mining	2.2
Food-Misc./Diversified	2.0
Industrial Automated/Robotic	1.9
Insurance-Multi-line	1.9
Chemicals-Diversified	1.4
Electronic Measurement Instruments	1.4
Commercial Services-Finance	1.3
Building Products-Cement	1.3
Insurance-Property/Casualty	1.2
Auto-Cars/Light Trucks	1.2
Electronics-Military	1.2
Machinery-Construction & Mining	1.1
Machinery-Electrical	1.1
Rubber-Tires	1.0
Auto/Truck Parts & Equipment-Original	1.0
Aerospace/Defense	0.9
Advertising Services	0.9
Investment Management/Advisor Services	0.8
Diversified Banking Institutions	0.8
Internet Content-Entertainment	0.7
Retail-Automobile	0.7
Metal-Copper	0.6
Real Estate Management/Services	0.5

98.4%

Country Allocation*

United Kingdom	25.7%
Japan	16.2
France	14.3
Switzerland	10.2
Netherlands	8.9
Germany	7.5
Jersey	2.8
Canada	2.8
Cayman Islands	2.8
South Korea	1.8
Hong Kong	1.8
Ireland	1.3
Sweden	1.1
China	0.6
Portugal	0.6

98.4%

*	Calculated as a percentage of net assets

366

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Canada — 2.8%
Barrick Gold Corp.	644,947	$10,904,739
Turquoise Hill Resources, Ltd.†	843,400	2,773,563

		13,678,302

Cayman Islands — 2.8%
Tencent Holdings, Ltd.	339,300	13,614,050

China — 0.6%
China Petroleum & Chemical Corp.	4,070,000	3,089,965

France — 14.3%
AXA SA	193,921	5,729,911
L’Oreal SA	93,057	19,289,176
Pernod Ricard SA	126,130	17,506,919
Publicis Groupe SA	60,992	4,614,453
Safran SA	61,930	5,859,889
Sanofi	133,993	12,803,885
TOTAL SA	97,023	4,934,208

		70,738,441

Germany — 7.5%
Bayer AG	114,569	14,532,414
Continental AG	21,943	4,948,453
HeidelbergCement AG	27,919	2,770,295
SAP SE	138,958	14,752,229

		37,003,391

Hong Kong — 1.8%
AIA Group, Ltd.	1,109,200	8,740,623

Ireland — 1.3%
Bank of Ireland Group PLC†	334,990	2,795,757
CRH PLC	98,078	3,447,732

		6,243,489

Japan — 16.2%
FANUC Corp.	46,600	9,538,111
Hitachi, Ltd.	761,000	5,243,373
Keyence Corp.	14,800	6,849,254
Komatsu, Ltd.	207,300	5,574,319
Mitsubishi Estate Co., Ltd.	136,400	2,481,912
Mizuho Financial Group, Inc.	2,069,100	3,686,074
NGK Spark Plug Co., Ltd.	231,000	4,685,165
Nitto Denko Corp.	77,500	6,929,974
Shiseido Co., Ltd.	360,300	12,745,884
Sompo Holdings, Inc.	80,100	3,147,473
Sumitomo Mitsui Financial Group, Inc.	237,500	9,037,258
Sumitomo Mitsui Trust Holdings, Inc.	13,200	485,399
Toyota Motor Corp.	103,900	5,875,211
USS Co., Ltd.	170,400	3,442,159

		79,721,566

Security Description	Shares	Value (Note 2)
Jersey — 2.8%
Experian PLC	317,274	$6,308,475
Ferguson PLC	124,866	7,458,153

		13,766,628

Netherlands — 8.9%
Heineken NV	107,751	11,246,584
RELX NV	413,102	8,694,959
Unilever NV CVA	412,836	24,093,670

		44,035,213

Portugal — 0.6%
Galp Energia SGPS SA	184,493	2,957,175

South Korea — 1.8%
LG Household & Health Care, Ltd.	6,060	5,366,570
NCSoft Corp.	11,617	3,747,587

		9,114,157

Sweden — 1.1%
Nordea Bank AB	445,114	5,617,815

Switzerland — 10.2%
Nestle SA	118,565	10,017,850
Novartis AG	229,843	19,586,393
Roche Holding AG	55,081	13,950,398
Swisscom AG	6,763	3,306,138
Zurich Insurance Group AG	10,726	3,270,102

		50,130,881

United Kingdom — 25.7%
Admiral Group PLC	100,342	2,737,852
Aggreko PLC	310,458	3,475,612
Aviva PLC	866,047	6,158,953
British American Tobacco PLC	334,386	20,795,446
BT Group PLC	2,133,370	8,824,302
Bunzl PLC	285,605	8,621,810
GlaxoSmithKline PLC	882,680	17,637,994
Imperial Brands PLC	85,262	3,509,835
Man Group PLC	1,915,662	4,044,041
Meggitt PLC	701,962	4,658,630
Prudential PLC	530,963	12,946,216
Reckitt Benckiser Group PLC	231,084	22,467,516
RELX PLC	409,720	8,930,460
Travis Perkins PLC	91,427	1,831,146

		126,639,813

TOTAL INVESTMENTS — (cost $431,791,921) (1)	98.4%	485,091,509
Other assets less liabilities	1.6	8,067,745

NET ASSETS —	100.0%	$493,159,254

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	JPY	2,740,000,000	USD	24,786,555	08/31/2017	$—	$(97,566)

JPY	— Japanese Yen
USD	— United States Dollar

367

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,091,509	$—	$—	$485,091,509

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$97,566	$—	$97,566

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $25,444,638 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

368

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Banks-Commercial	18.8%
Electronic Components-Semiconductors	7.3
Oil Refining & Marketing	6.2
Diversified Financial Services	5.0
Semiconductor Components-Integrated Circuits	4.3
Internet Application Software	4.2
Oil Companies-Integrated	3.5
Electronic Components-Misc.	3.4
Steel-Producers	2.9
Entertainment Software	2.4
E-Commerce/Products	2.3
Electric-Integrated	1.9
Metal-Iron	1.9
Airlines	1.8
Insurance-Multi-line	1.7
Auto-Cars/Light Trucks	1.7
Insurance-Property/Casualty	1.4
Metal-Diversified	1.3
Photo Equipment & Supplies	1.3
Cellular Telecom	1.2
Schools	1.1
Tobacco	1.0
Closed-End Funds	1.0
Electric-Generation	1.0
Circuit Boards	1.0
Time Deposits	1.0
Metal Products-Distribution	0.9
Diversified Operations	0.9
Computers-Other	0.9
Internet Content-Entertainment	0.9
Food-Meat Products	0.8
Paper & Related Products	0.8
Diamonds/Precious Stones	0.7
Industrial Audio & Video Products	0.7
Medical-Wholesale Drug Distribution	0.7
Public Thoroughfares	0.7
Metal Processors & Fabrication	0.7
Building-Residential/Commercial	0.6
Real Estate Investment Trusts	0.6
Banks-Special Purpose	0.6
Multimedia	0.5
Building Products-Cement	0.5
Rubber-Tires	0.5
Building-Heavy Construction	0.4
Applications Software	0.4
Chemicals-Diversified	0.4
Petrochemicals	0.4
Beverages-Non-alcoholic	0.4
Auto/Truck Parts & Equipment-Replacement	0.3
Food-Retail	0.3
Containers-Paper/Plastic	0.3
Water	0.3
Networking Products	0.3
Telecommunication Equipment	0.3
Finance-Other Services	0.3
Medical-Drugs	0.3
Chemicals-Specialty	0.3
Forestry	0.3
Chemicals-Other	0.3
Food-Confectionery	0.2
Optical Supplies	0.2

Food-Misc./Diversified	0.2%
Industrial Automated/Robotic	0.2
Appliances	0.2
Energy-Alternate Sources	0.1
Cosmetics & Toiletries	0.1
Housewares	0.1
Wire & Cable Products	0.1

99.3%

Country Allocation*

South Korea	20.2%
Cayman Islands	14.9
Taiwan	12.2
China	12.0
Brazil	8.7
Russia	6.3
Turkey	4.7
Thailand	3.5
India	2.9
South Africa	2.9
Malaysia	1.9
Hungary	1.5
Poland	1.4
Indonesia	1.3
United Kingdom	1.0
Panama	1.0
United States	1.0
Bermuda	0.8
Hong Kong	0.6
Netherlands	0.3
Cyprus	0.2

99.3%

*	Calculated as a percentage of net assets

369

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Bermuda — 0.8%
Haier Electronics Group Co., Ltd.	280,000	$722,333
Nine Dragons Paper Holdings, Ltd.	1,380,000	2,056,537

		2,778,870

Brazil — 8.7%
Banco do Brasil SA	416,788	3,835,944
Braskem SA, Class A (Preference Shares)	121,290	1,451,194
Cia de Saneamento de Minas Gerais-COPASA	45,090	612,796
Cia. de Saneamento do Parana (Preference Shares)	131,680	447,611
EDP - Energias do Brasil SA	309,789	1,427,572
Fibria Celulose SA	92,440	980,620
Itau Unibanco Holding SA ADR	506,521	6,032,665
Kroton Educacional SA	772,040	3,733,501
M. Dias Branco SA	51,363	836,079
Metalurgica Gerdau SA (Preference Shares)†	1,365,330	2,303,024
MRV Engenharia e Participacoes SA	486,454	2,235,440
Transmissora Alianca de Energia Eletrica SA	139,180	1,036,368
Vale SA ADR	604,494	6,063,075

		30,995,889

Cayman Islands — 14.9%
AAC Technologies Holdings, Inc.	336,500	4,527,852
Alibaba Group Holding, Ltd. ADR†	53,441	8,280,683
Chlitina Holding, Ltd.	94,000	400,027
Geely Automobile Holdings, Ltd.	1,020,000	2,358,427
General Interface Solution Holding, Ltd.	322,000	3,092,514
IGG, Inc.	1,706,000	2,874,348
Jiangnan Group, Ltd.	2,380,000	179,777
Kingboard Chemical Holdings, Ltd.	212,000	955,395
Kingboard Laminates Holdings, Ltd.	705,000	983,830
Lee & Man Paper Manufacturing, Ltd.	1,028,000	1,096,333
NetEase, Inc. ADR	18,390	5,724,439
Tencent Holdings, Ltd.	371,400	14,902,028
Tongda Group Holdings, Ltd.	5,930,000	1,723,396
WH Group, Ltd.*	3,118,000	2,926,069
Xinyi Glass Holdings, Ltd.	1,226,000	1,268,254
Xinyi Solar Holdings, Ltd.	1,812,000	570,687
Zhen Ding Technology Holding, Ltd.	463,000	1,076,405

		52,940,464

China — 12.0%
Anhui Conch Cement Co., Ltd.	497,000	1,838,903
China Construction Bank Corp.	9,174,000	7,634,429
China Merchants Bank Co., Ltd.	1,386,500	4,562,023
Guangzhou Automobile Group Co., Ltd.	1,644,000	3,531,818
Huadian Power International Corp., Ltd.	2,696,000	1,139,038
Huaneng Power International, Inc.	1,790,000	1,262,726
Industrial & Commercial Bank of China, Ltd.	8,203,000	5,744,663
PICC Property & Casualty Co., Ltd.	1,804,000	3,362,810
Ping An Insurance Group Co. of China, Ltd.	835,000	6,195,044
Shenzhen Expressway Co., Ltd.	1,018,000	909,720
Sihuan Pharmaceutical Holdings Group, Ltd.	2,367,000	997,008

Security Description	Shares	Value (Note 2)
China (continued)
Sinopharm Group Co., Ltd., Class H	576,800	$2,418,472
TravelSky Technology, Ltd.	562,000	1,489,399
Zhejiang Expressway Co., Ltd.	1,182,000	1,475,457

		42,561,510

Cyprus — 0.2%
Ros Agro PLC GDR	65,550	786,600

Hong Kong — 0.6%
BYD Electronic International Co., Ltd.	401,500	1,014,699
China Power International Development, Ltd.	3,199,000	1,097,624

		2,112,323

Hungary — 1.5%
MOL Hungarian Oil & Gas PLC	22,960	1,987,182
OTP Bank PLC	88,640	3,299,239

		5,286,421

India — 2.9%
HDFC Bank, Ltd. ADR	54,688	5,292,705
Reliance Industries, Ltd. GDR*	102,130	5,065,648

		10,358,353

Indonesia — 1.3%
Bank Negara Indonesia Persero Tbk PT	3,402,100	1,902,255
Bank Rakyat Indonesia Persero Tbk PT	2,361,200	2,618,338

		4,520,593

Malaysia — 1.9%
AirAsia Bhd	2,336,700	1,762,826
CIMB Group Holdings Bhd	1,555,900	2,380,275
Malayan Banking Bhd	1,094,900	2,439,646

		6,582,747

Netherlands — 0.3%
X5 Retail Group NV GDR†	28,790	1,113,597

Panama — 1.0%
Copa Holdings SA, Class A	27,820	3,490,297

Poland — 1.4%
KGHM Polska Miedz SA	59,530	2,024,757
Polski Koncern Naftowy Orlen SA	104,600	3,093,710

		5,118,467

Russia — 6.3%
Aeroflot PJSC	297,160	1,002,958
Alrosa PJSC	1,817,210	2,549,991
Lukoil PJSC ADR	53,998	2,545,466
Magnitogorsk Iron & Steel OJSC†	1,315,460	744,415
MMC Norilsk Nickel PJSC ADR	181,784	2,730,396
Mobile TeleSystems PJSC ADR	174,150	1,492,465
Moscow Exchange MICEX-RTS PJSC	559,485	1,007,429
RusHydro PJSC	61,291,580	790,171
Sberbank of Russia PJSC ADR	402,311	4,725,143
Severstal PJSC GDR	112,110	1,540,391
Surgutneftegas OJSC (Preference Shares)†	3,416,565	1,622,284
Tatneft PJSC ADR	41,546	1,571,270

		22,322,379

South Africa — 2.9%
Barloworld, Ltd.	111,420	1,002,622
Imperial Holdings, Ltd.	71,700	945,790

370

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Africa (continued)
Naspers, Ltd., Class N	8,680	$1,915,643
Nedbank Group, Ltd.	92,250	1,533,469
Sappi, Ltd.	90,880	602,085
Standard Bank Group, Ltd.	338,450	4,204,831

		10,204,440

South Korea — 20.2%
Hana Financial Group, Inc.	100,684	4,588,610
Hankook Tire Co., Ltd.	31,695	1,770,196
Hyosung Corp.	21,220	3,176,221
Hyundai Engineering & Construction Co., Ltd.	37,270	1,508,718
Hyundai Marine & Fire Insurance Co., Ltd.	44,270	1,796,040
Industrial Bank of Korea	144,000	1,988,115
Korea Electric Power Corp.	90,425	3,599,869
KT Corp.	4,624	143,796
KT&G Corp.	36,130	3,680,640
LG Uplus Corp.	185,250	2,756,278
NCSoft Corp.	9,344	3,014,328
Partron Co., Ltd.	8,176	62,103
POSCO	15,560	4,616,344
S-Oil Corp.	29,148	3,034,486
Samsung Electronics Co., Ltd.	9,792	21,088,173
SFA Engineering Corp.	21,598	724,726
Shinhan Financial Group Co., Ltd.	101,760	4,837,703
SK Hynix, Inc.	86,410	5,096,341
SK Innovation Co., Ltd.	26,740	4,217,515

		71,700,202

Taiwan — 12.2%
Accton Technology Corp.	394,000	1,050,388
Catcher Technology Co., Ltd.	206,000	2,367,306
Coretronic Corp.	454,400	575,609
CTBC Financial Holding Co., Ltd.	5,664,000	3,639,006
Elite Material Co., Ltd.	342,000	1,693,266
FLEXium Interconnect, Inc.	517,349	2,415,797
Fubon Financial Holding Co., Ltd.	2,345,000	3,642,281
Grape King Bio, Ltd.	215,000	1,363,531
Largan Precision Co., Ltd.	26,000	4,744,416
Merry Electronics Co., Ltd.	304,000	2,511,897
Pegatron Corp.	610,000	1,991,886
Phison Electronics Corp.	69,000	959,746
St. Shine Optical Co., Ltd.	39,000	803,365
Taiwan Semiconductor Manufacturing Co., Ltd.	168,000	1,193,423
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	393,493	14,150,008

		43,101,925

Security Description	Shares/ Principal Amount	Value (Note 2)
Thailand — 3.5%
Kiatnakin Bank PCL	547,100	$1,097,439
Krung Thai Bank PCL NVDR	5,677,800	3,088,311
PTT PCL NVDR	363,800	4,241,864
Star Petroleum Refining PCL NVDR	2,699,700	1,249,392
Thai Oil PCL NVDR	652,900	1,682,454
Tisco Financial Group PCL	493,600	1,093,955

		12,453,415

Turkey — 4.7%
Akbank TAS	1,009,880	3,001,505
Emlak Konut Gayrimenkul Yatirim Ortakligi AS†	2,467,860	2,229,899
Eregli Demir ve Celik Fabrikalari TAS	942,090	2,098,679
Petkim Petrokimya Holding AS	803,920	1,468,796
Tekfen Holding AS	391,310	1,215,286
Tupras Turkiye Petrol Rafinerileri AS	115,711	3,564,031
Turkiye Halk Bankasi AS	636,420	2,728,793
Turkiye Sise ve Cam Fabrikalari AS	183,787	234,998

		16,541,987

Total Common Stocks (cost $259,693,218)		344,970,479

REGISTERED INVESTMENT COMPANIES — 1.0%
JPMorgan Indian Investment Trust PLC† (cost $3,001,405)	353,720	3,539,907

Total Long-Term Investment Securities (cost $262,694,623)		348,510,386

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 08/01/2017 (cost $3,323,000)	$3,323,000	3,323,000

TOTAL INVESTMENTS (cost $266,017,623)(1)	99.3%	351,833,386
Other assets less liabilities	0.7	2,617,732

NET ASSETS	100.0%	$354,451,118

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $7,991,717 representing 2.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2017	Unrealized Appreciation (Depreciation)
55	Long	S&P CNX Nifty Index	August 2017	1,096,514	1,111,660	15,146

371

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$14,605,131	$7,717,248	$—	$22,322,379
Other Countries	322,648,100	—	—	322,648,100
Registered Investment Companies	3,539,907	—	—	3,539,907
Short-Term Investment Securities	—	3,323,000	—	3,323,000

Total Investments at Value	$340,793,138	$11,040,248	$—	$351,833,386

Other Financial Instruments:+
Futures Contracts	$15,146	$—	$—	$15,146

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $97,946,331 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

372

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	9.0%
Medical-Drugs	8.9
Diversified Banking Institutions	8.5
Banks-Commercial	7.8
Telecom Services	4.8
Diversified Financial Services	4.3
Electronic Components-Semiconductors	3.4
Insurance-Multi-line	2.7
Chemicals-Diversified	2.5
Cellular Telecom	2.5
Building Products-Cement	2.4
Repurchase Agreements	2.4
Telephone-Integrated	2.3
Aerospace/Defense	1.9
Real Estate Operations & Development	1.8
Diversified Manufacturing Operations	1.8
Oil Companies-Exploration & Production	1.6
Medical-Generic Drugs	1.6
Beverages-Non-alcoholic	1.5
Diagnostic Kits	1.4
Oil-Field Services	1.4
Medical Instruments	1.3
Web Portals/ISP	1.2
Electric-Distribution	1.2
Rubber-Tires	1.2
Insurance-Life/Health	1.2
Diversified Operations	1.1
Electronic Components-Misc.	1.1
Photo Equipment & Supplies	1.1
Building & Construction Products-Misc.	1.0
Retail-Building Products	1.0
Diversified Minerals	1.0
Computers	1.0
Precious Metals	0.8
Steel-Producers	0.8
Brewery	0.8
Cable/Satellite TV	0.8
Machinery-Electrical	0.8
Satellite Telecom	0.7
Medical-Wholesale Drug Distribution	0.7
Audio/Video Products	0.7
Retail-Misc./Diversified	0.6
Appliances	0.6
Agricultural Chemicals	0.5
Retail-Drug Store	0.5
Chemicals-Specialty	0.5
Water	0.5
Metal Processors & Fabrication	0.5
Airlines	0.5
Aerospace/Defense-Equipment	0.4
Insurance-Reinsurance	0.4
Distribution/Wholesale	0.4
Oil & Gas Drilling	0.4
Auto/Truck Parts & Equipment-Original	0.2

100.0%

*	Calculated as a percentage of net assets

Country Allocation*

United Kingdom	17.2%
France	10.6
Germany	10.3
Japan	9.6
South Korea	7.9
Netherlands	6.9
Switzerland	4.9
China	4.0
Cayman Islands	3.5
Singapore	3.2
Norway	2.4
United States	2.4
Taiwan	2.0
Thailand	1.7
Canada	1.7
Bermuda	1.6
Israel	1.6
Belgium	1.4
Italy	1.3
Sweden	1.3
Ireland	1.3
Portugal	1.0
Hong Kong	1.0
Luxembourg	0.7
Denmark	0.5

100.0%

*	Calculated as a percentage of net assets

373

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017— (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Belgium — 1.4%
UCB SA	209,270	$15,250,499

Bermuda — 1.6%
Haier Electronics Group Co., Ltd.	2,381,000	6,142,412
Kunlun Energy Co., Ltd.	10,778,000	10,749,298

		16,891,710

Canada — 1.7%
Precision Drilling Corp.†	1,285,400	3,732,222
Suncor Energy, Inc.	167,500	5,463,986
Tahoe Resources, Inc.	641,300	3,508,054
Wheaton Precious Metals Corp.	262,200	5,316,556

		18,020,818

Cayman Islands — 3.5%
Baidu, Inc. ADR†	56,030	12,682,390
Cheung Kong Property Holdings, Ltd.	1,546,284	12,521,440
CK Hutchison Holdings, Ltd.	947,284	12,479,583

		37,683,413

China — 4.0%
China Life Insurance Co., Ltd.	3,873,000	12,272,334
China Telecom Corp., Ltd. ,	35,269,383	16,797,525
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,653,092
Sinopharm Group Co., Ltd. ..	1,830,000	7,673,030

		42,395,981

Denmark — 0.5%
Novozymes A/S, Class B	120,199	5,552,429

France — 10.6%
AXA SA	473,514	13,991,230
BNP Paribas SA	263,970	20,489,824
Cie de Saint-Gobain	202,840	11,259,324
Cie Generale des Etablissements Michelin	92,160	12,475,476
Credit Agricole SA	855,682	15,042,407
Sanofi	204,498	19,541,086
TOTAL SA	310,040	15,767,414
Veolia Environnement SA	245,915	5,547,183

		114,113,944

Germany — 10.3%
Bayer AG	131,090	16,628,008
Deutsche Lufthansa AG	224,362	4,827,277
HeidelbergCement AG	121,480	12,053,993
Innogy SE*	298,690	12,547,118
LANXESS AG	208,180	16,073,050
Merck KGaA	126,200	13,871,382
Siemens AG	140,750	19,119,634
Telefonica Deutschland Holding AG	1,274,590	6,589,192
thyssenkrupp AG	289,480	8,596,292

		110,305,946

Hong Kong — 1.0%
China Mobile, Ltd.	975,000	10,454,275

Ireland — 1.3%
CRH PLC	393,285	13,825,129

Israel — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR..	521,607	16,780,097

Security Description	Shares	Value (Note 2)
Italy — 1.3%
Eni SpA	907,015	$14,355,700

Japan — 9.6%
IHI Corp.†	1,494,000	4,932,795
Inpex Corp.	644,800	6,275,753
Kirin Holdings Co., Ltd.	382,000	8,421,706
Konica Minolta, Inc.	1,460,900	12,111,775
Mitsui Fudosan Co., Ltd.	293,000	6,735,983
Omron Corp.	134,800	6,737,249
Panasonic Corp.	527,000	7,270,779
Ryohin Keikaku Co., Ltd.	26,000	6,650,642
SoftBank Group Corp.	219,500	17,835,557
Sumitomo Metal Mining Co., Ltd.	710,000	10,745,476
Suntory Beverage & Food, Ltd.	321,600	15,781,723

		103,499,438

Luxembourg — 0.7%
SES SA FDR	336,439	7,915,748

Netherlands — 6.9%
Aegon NV	2,746,410	15,407,443
Akzo Nobel NV	118,556	10,725,290
ING Groep NV	958,257	17,940,299
QIAGEN NV	462,164	15,387,467
SBM Offshore NV	867,805	15,008,968

		74,469,467

Norway — 2.4%
Telenor ASA	1,018,620	20,377,971
Yara International ASA	143,050	5,699,913

		26,077,884

Portugal — 1.0%
Galp Energia SGPS SA	689,930	11,058,652

Singapore — 3.2%
DBS Group Holdings, Ltd.	833,750	13,301,608
Singapore Telecommunications, Ltd.	1,582,000	4,634,572
Singapore Telecommunications, Ltd. 10	3,354,300	9,826,640
United Overseas Bank, Ltd.	354,600	6,277,426

		34,040,246

South Korea — 7.9%
Hana Financial Group, Inc.	657,531	29,966,562
Hyundai Mobis Co., Ltd.	12,359	2,716,871
KB Financial Group, Inc. ADR	300,136	15,967,235
Samsung Electronics Co., Ltd. GDR*	33,813	36,450,414

		85,101,082

Sweden — 1.3%
Getinge AB, Class B	809,180	14,051,257

Switzerland — 4.9%
ABB, Ltd.	337,650	7,926,630
Novartis AG	86,270	7,351,619
Roche Holding AG	73,270	18,557,136
Swiss Re AG	46,985	4,531,104
UBS Group AG	804,670	13,997,156

		52,363,645

Taiwan — 2.0%
Catcher Technology Co., Ltd.	440,000	5,056,383
Pegatron Corp. GDR	351,110	5,724,848
Quanta Computer, Inc.	4,325,000	10,255,502

		21,036,733

374

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017— (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Thailand — 1.7%
Bangkok Bank PCL	3,273,400	$18,149,213

United Kingdom — 17.2%
BAE Systems PLC	1,495,771	11,870,728
Barclays PLC	6,354,350	17,019,383
BP PLC	4,448,812	26,167,411
GlaxoSmithKline PLC	244,547	4,886,616
HSBC Holdings PLC	254,800	2,559,157
HSBC Holdings PLC ADR	441,338	22,106,620
Kingfisher PLC	2,896,740	11,251,851
Rolls-Royce Holdings PLC	724,980	8,494,066
Royal Dutch Shell PLC, Class A ADR	7,071	399,724
Royal Dutch Shell PLC, Class B ADR	418,432	24,210,475
Sky PLC	633,790	8,069,550
Standard Chartered PLC†	2,420,175	27,036,655
Travis Perkins PLC	206,817	4,142,234
Vodafone Group PLC	5,453,683	15,974,214

		184,188,684

Total Long-Term Investment Securities (cost $870,323,916)		1,047,581,990

Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $25,714,086 collateralized by $28,310,000 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $26,231,112 (cost $25,714,000)	$25,714,000	$25,714,000

TOTAL INVESTMENTS — (cost $896,037,916)(1)	100.0%	1,073,295,990
Other assets less liabilities	0.0	472,461

NET ASSETS	100.0%	$1,073,768,451

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $48,997,532 representing 4.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,047,581,990	$—	$—	$1,047,581,990
Repurchase Agreements.	—	25,714,000	—	25,714,000

Total Investments at Value	$1,047,581,990	$25,714,000	$—	$1,073,295,990

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $112,614,029 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

375

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited)

Industry Allocation*

Medical-Drugs	7.4%
Banks-Commercial	7.3
Diversified Banking Institutions	6.3
Oil Companies-Integrated	3.9
Auto-Cars/Light Trucks	3.3
Exchange-Traded Funds	3.0
Food-Misc./Diversified	2.7
Telephone-Integrated	2.6
Insurance-Life/Health	2.3
Cosmetics & Toiletries	2.2
Insurance-Multi-line	2.1
Electric-Integrated	2.1
Chemicals-Diversified	2.0
Real Estate Investment Trusts	1.6
Tobacco	1.4
Real Estate Operations & Development	1.3
Food-Retail	1.2
Brewery	1.2
Metal-Diversified	1.2
Electronic Components-Misc.	1.1
Diversified Minerals	1.1
Transport-Rail	1.0
Diversified Manufacturing Operations	1.0
Machinery-Electrical	0.9
Chemicals-Specialty	0.9
Beverages-Wine/Spirits	0.9
Auto/Truck Parts & Equipment-Original	0.9
Import/Export	0.9
Cellular Telecom	0.8
Gas-Distribution	0.8
Enterprise Software/Service	0.7
Retail-Apparel/Shoe	0.7
Insurance-Property/Casualty	0.7
Soap & Cleaning Preparation	0.7
Building & Construction-Misc.	0.7
Diversified Operations	0.6
Finance-Other Services	0.6
Audio/Video Products	0.6
Rubber-Tires	0.6
Semiconductor Equipment	0.6
Insurance-Reinsurance	0.6
Real Estate Management/Services	0.6
Building-Residential/Commercial	0.6
Building-Heavy Construction	0.6
Industrial Gases	0.5
Building & Construction Products-Misc.	0.5
Aerospace/Defense	0.5
Transport-Services	0.5
Commercial Services	0.5
Retail-Jewelry	0.5
Textile-Apparel	0.5
Machinery-Construction & Mining	0.5
Office Automation & Equipment	0.5
Building Products-Cement	0.4
Machinery-General Industrial	0.4
Steel-Producers	0.4
Medical Products	0.4
Medical-Biomedical/Gene	0.4
Telecom Services	0.4
Electric Products-Misc.	0.4
Toys	0.4

Electronic Components-Semiconductors	0.4%
Aerospace/Defense-Equipment	0.3
Dialysis Centers	0.3
Public Thoroughfares	0.3
Athletic Footwear	0.3
Electronic Measurement Instruments	0.3
Investment Companies	0.3
Food-Catering	0.3
Power Converter/Supply Equipment	0.3
Oil Companies-Exploration & Production	0.3
Industrial Automated/Robotic	0.3
Semiconductor Components-Integrated Circuits	0.3
Wireless Equipment	0.3
Auto-Heavy Duty Trucks	0.3
Apparel Manufacturers	0.3
Paper & Related Products	0.3
Multimedia	0.3
Hotels/Motels	0.3
Water	0.3
Finance-Investment Banker/Broker	0.3
Web Portals/ISP	0.3
Human Resources	0.2
Electric-Generation	0.2
Computer Services	0.2
Casino Hotels	0.2
Distribution/Wholesale	0.2
Retail-Major Department Stores	0.2
Airport Development/Maintenance	0.2
Oil Refining & Marketing	0.2
Investment Management/Advisor Services	0.2
Machinery-Farming	0.2
Computers-Integrated Systems	0.2
Medical-Generic Drugs	0.2
Transport-Marine	0.2
Electronics-Military	0.2
Building Products-Air & Heating	0.2
Cable/Satellite TV	0.2
Beverages-Non-alcoholic	0.2
Advertising Services	0.2
Medical Instruments	0.2
Machine Tools & Related Products	0.2
Transactional Software	0.2
Optical Supplies	0.2
Advertising Agencies	0.2
Energy-Alternate Sources	0.2
Photo Equipment & Supplies	0.2
Finance-Leasing Companies	0.2
Gold Mining	0.2
Television	0.2
Rental Auto/Equipment	0.2
Electric-Transmission	0.2
Food-Meat Products	0.2
Security Services	0.1
Electronic Security Devices	0.1
Resorts/Theme Parks	0.1
Networking Products	0.1
Commercial Services-Finance	0.1
Satellite Telecom	0.1
Computer Data Security	0.1
Appliances	0.1
E-Commerce/Products	0.1

376

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2017 — (unaudited) — (continued)

Industry Allocation* (continued)

Repurchase Agreements	0.1%
Diversified Financial Services	0.1
Gambling (Non-Hotel)	0.1
Publishing-Periodicals	0.1
Food-Confectionery	0.1
Private Equity	0.1
Retail-Discount	0.1
Finance-Credit Card	0.1
Medical-Hospitals	0.1
Containers-Paper/Plastic	0.1
Cruise Lines	0.1
Metal Processors & Fabrication	0.1
Casino Services	0.1
Computer Aided Design	0.1
Metal-Aluminum	0.1
Retail-Misc./Diversified	0.1
Diversified Operations/Commercial Services	0.1
Agricultural Chemicals	0.1
Retail-Home Furnishings	0.1
Coatings/Paint	0.1
Pipelines	0.1
Printing-Commercial	0.1
Bicycle Manufacturing	0.1
Gas-Transportation	0.1
Fisheries	0.1
Retail-Vision Service Center	0.1
Applications Software	0.1
Computers-Memory Devices	0.1
Steel Pipe & Tube	0.1
Tools-Hand Held	0.1
Retail-Building Products	0.1
Building Products-Doors & Windows	0.1
Lighting Products & Systems	0.1
Motorcycle/Motor Scooter	0.1
Metal-Iron	0.1
MRI/Medical Diagnostic Imaging	0.1
Transport-Truck	0.1
Metal Products-Distribution	0.1
Internet Security	0.1
Leisure Products	0.1

99.5%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	22.3%
United Kingdom	15.7
France	9.5
Germany	9.1
Switzerland	8.1
Australia	6.8
Netherlands	4.3
Spain	3.4
United States	3.1
Sweden	2.7
Hong Kong	2.4
Italy	2.0
Denmark	1.8
Singapore	1.2
Jersey	1.2
Belgium	1.2
Finland	1.0
Norway	0.7
Cayman Islands	0.6
Israel	0.5
Ireland	0.5
Bermuda	0.4
Luxembourg	0.3
Austria	0.2
New Zealand	0.2
Portugal	0.2
Papua New Guinea	0.1

99.5%

*	Calculated as a percentage of net assets

377

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Australia — 6.8%
AGL Energy, Ltd.	12,562	$242,195
Alumina, Ltd.	46,396	70,522
Amcor, Ltd.	21,831	267,910
AMP, Ltd.	55,771	240,485
APA Group	21,236	146,443
Aristocrat Leisure, Ltd.	10,195	165,159
ASX, Ltd.	3,595	150,415
Aurizon Holdings, Ltd.	38,624	155,114
AusNet Services	33,148	43,358
Australia & New Zealand Banking Group, Ltd.	55,156	1,307,418
Bank of Queensland, Ltd.	7,287	70,247
Bendigo & Adelaide Bank, Ltd.	8,848	78,712
BHP Billiton, Ltd.	60,501	1,251,161
BlueScope Steel, Ltd.	10,789	113,759
Boral, Ltd.	22,462	124,350
Brambles, Ltd.	29,906	221,065
Caltex Australia, Ltd.	4,904	122,168
Challenger, Ltd.	10,793	110,952
CIMIC Group, Ltd.	1,846	61,169
Coca-Cola Amatil, Ltd.	10,794	71,154
Cochlear, Ltd.	1,079	123,308
Commonwealth Bank of Australia	32,489	2,176,243
Computershare, Ltd.	8,671	97,601
Crown Resorts, Ltd.	6,953	70,754
CSL, Ltd.	8,609	867,787
Dexus	18,089	135,740
Domino’s Pizza Enterprises, Ltd.	1,169	49,855
Flight Centre Travel Group, Ltd.	1,062	36,958
Fortescue Metals Group, Ltd.	29,325	134,660
Goodman Group	33,388	212,615
GPT Group	33,153	127,042
Harvey Norman Holdings, Ltd.	10,650	37,232
Healthscope, Ltd.	32,656	54,340
Incitec Pivot, Ltd.	31,685	81,114
Insurance Australia Group, Ltd.	44,776	238,925
LendLease Group	10,526	141,890
Macquarie Group, Ltd.	6,096	418,576
Medibank Private, Ltd.	51,520	112,108
Mirvac Group	70,320	122,075
National Australia Bank, Ltd.	50,028	1,198,671
Newcrest Mining, Ltd.	14,441	233,367
Orica, Ltd.	7,092	112,848
Origin Energy, Ltd.†	33,006	182,721
Qantas Airways, Ltd.	8,703	37,040
QBE Insurance Group, Ltd.	25,887	245,409
Ramsay Health Care, Ltd.	2,662	150,307
REA Group, Ltd.	1,018	56,210
Rio Tinto, Ltd.	8,015	421,845
Santos, Ltd.†	34,595	93,822
Scentre Group	100,085	330,681
SEEK, Ltd.	6,337	86,690
Sonic Healthcare, Ltd.	7,361	131,261
South32, Ltd.	100,363	233,645
Stockland	44,705	150,209
Suncorp Group, Ltd.	24,209	276,757
Sydney Airport	20,935	112,714
Tabcorp Holdings, Ltd.	16,193	54,149
Tatts Group, Ltd.	27,492	87,974
Telstra Corp., Ltd.	77,966	255,728
TPG Telecom, Ltd.	6,311	28,324
Transurban Group	38,826	354,404

Security Description	Shares	Value (Note 2)
Australia (continued)
Treasury Wine Estates, Ltd.	13,837	$134,828
Vicinity Centres	63,538	139,784
Wesfarmers, Ltd.	21,260	692,736
Westfield Corp.	37,284	229,073
Westpac Banking Corp.	63,092	1,606,070
Woodside Petroleum, Ltd.	14,287	333,401
Woolworths, Ltd.	24,315	519,368

		18,742,615

Austria — 0.2%
ANDRITZ AG	1,394	85,432
Erste Group Bank AG	5,670	235,697
OMV AG	2,764	156,468
Raiffeisen Bank International AG†	2,804	82,719
voestalpine AG	2,160	109,593

		669,909

Belgium — 1.2%
Ageas	3,675	165,601
Anheuser-Busch InBev SA/NV	14,367	1,731,380
Colruyt SA	1,214	68,091
Groupe Bruxelles Lambert SA	1,519	155,849
KBC Group NV	4,727	391,708
Proximus SADP	2,815	98,956
Solvay SA	1,401	201,177
Telenet Group Holding NV†	1,008	70,391
UCB SA	2,384	173,733
Umicore SA	1,774	142,552

		3,199,438

Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	11,500	107,258
First Pacific Co., Ltd.	38,000	28,461
Hongkong Land Holdings, Ltd.	22,100	166,192
Jardine Matheson Holdings, Ltd.	4,000	255,240
Jardine Strategic Holdings, Ltd.	4,112	167,770
Kerry Properties, Ltd.	13,500	47,357
Li & Fung, Ltd.	108,000	39,545
NWS Holdings, Ltd.	28,000	53,628
Shangri-La Asia, Ltd.	24,000	39,023
Yue Yuen Industrial Holdings, Ltd.	13,000	53,676

		958,150

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	5,200	67,373
Cheung Kong Property Holdings, Ltd.	51,000	412,986
CK Hutchison Holdings, Ltd.	50,500	665,290
Melco Resorts & Entertainment Ltd. ADR	4,732	95,586
MGM China Holdings, Ltd.	18,000	35,443
Sands China, Ltd.	46,000	213,487
WH Group, Ltd.*	152,000	142,644
Wynn Macau, Ltd.	29,600	64,196

		1,697,005

Denmark — 1.8%
AP Moller - Maersk A/S, Series A	73	152,455
AP Moller - Maersk A/S, Series B	125	272,991
Carlsberg A/S, Class B	2,030	225,708
Chr. Hansen Holding A/S	1,855	149,410
Coloplast A/S, Class B	2,219	190,737
Danske Bank A/S	13,860	561,482
DONG Energy A/S*	2,754	132,785
DSV A/S	3,545	228,875

378

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Genmab A/S†	1,079	$245,436
H. Lundbeck A/S	1,299	78,057
ISS A/S	3,148	129,132
Novo Nordisk A/S, Class B	34,102	1,455,330
Novozymes A/S, Class B	4,371	201,912
Pandora A/S	2,093	240,875
TDC A/S	15,368	94,793
Tryg A/S	2,082	46,961
Vestas Wind Systems A/S	4,175	408,047
William Demant Holding A/S†	2,254	59,954

		4,874,940

Finland — 1.0%
Elisa Oyj	2,651	109,117
Fortum Oyj	8,443	138,129
Kone Oyj, Class B	6,334	329,996
Metso Oyj	2,118	67,396
Neste Oyj	2,404	104,244
Nokia OYJ	109,922	700,076
Nokian Renkaat Oyj	2,168	88,492
Orion Oyj, Class B	1,938	98,031
Sampo Oyj, Class A	8,382	458,723
Stora Enso Oyj, Class R	10,407	139,214
UPM-Kymmene Oyj	10,058	273,972
Wartsila Oyj Abp	2,811	186,848

		2,694,238

France — 9.5%
Accor SA	3,492	162,294
Aeroports de Paris	557	94,324
Air Liquide SA	7,326	899,340
Alstom SA	2,870	102,893
Arkema SA	1,288	146,649
Atos SE	1,782	270,969
AXA SA	36,501	1,078,519
BNP Paribas SA	21,053	1,634,172
Bollore SA	16,478	76,466
Bouygues SA	3,898	167,251
Bureau Veritas SA	4,900	111,633
Cap Gemini SA	3,059	333,155
Carrefour SA	10,655	256,115
Casino Guichard Perrachon SA	1,046	63,820
Christian Dior SE	1,024	291,779
Cie de Saint-Gobain	9,420	522,889
Cie Generale des Etablissements Michelin	3,218	435,613
CNP Assurances	3,236	78,148
Credit Agricole SA	21,145	371,717
Danone SA	11,094	828,566
Dassault Aviation SA	44	65,961
Dassault Systemes SE	2,398	235,304
Edenred	3,996	105,016
Eiffage SA	1,371	132,842
Electricite de France SA	10,323	104,753
Engie SA	32,132	517,505
Essilor International SA	3,895	493,828
Eurazeo SA	800	65,298
Eutelsat Communications SA	3,298	89,367
Fonciere Des Regions	611	59,043
Gecina SA	791	119,483
Groupe Eurotunnel SE	8,870	98,304
Hermes International	398	201,653

Security Description	Shares	Value (Note 2)
France (continued)
ICADE	712	$61,167
Iliad SA	495	122,851
Imerys SA	683	59,193
Ingenico Group SA	1,043	109,419
Ipsen SA	710	90,984
JCDecaux SA	1,417	50,416
Kering	1,431	500,582
Klepierre	4,158	169,202
L’Oreal SA	4,751	984,804
Lagardere SCA	2,203	72,370
Legrand SA	5,042	348,573
LVMH Moet Hennessy Louis Vuitton SE	5,253	1,322,676
Natixis SA	17,657	128,403
Orange SA	37,539	631,918
Pernod Ricard SA	3,981	552,565
Peugeot SA	9,168	197,363
Publicis Groupe SA	3,796	287,193
Remy Cointreau SA	418	48,132
Renault SA	3,335	300,678
Rexel SA	5,667	89,795
Safran SA	5,874	555,805
Sanofi	21,851	2,088,002
Schneider Electric SE	10,609	833,286
SCOR SE	3,255	137,234
SEB SA	430	76,533
Societe BIC SA	537	62,979
Societe Generale SA	14,449	848,395
Sodexo SA	1,717	202,913
Suez	6,891	124,648
Thales SA	1,982	219,589
TOTAL SA	43,903	2,232,734
Unibail-Rodamco SE	1,877	469,618
Valeo SA	4,505	312,195
Veolia Environnement SA	9,041	203,941
Vinci SA	9,566	857,698
Vivendi SA	19,322	447,632
Wendel SA	518	78,000
Zodiac Aerospace	3,805	108,780

		26,202,935

Germany — 9.1%
adidas AG	3,551	811,309
Allianz SE	8,602	1,832,949
Axel Springer SE	782	49,749
BASF SE	17,314	1,651,798
Bayer AG	15,586	1,976,994
Bayerische Motoren Werke AG	6,243	574,313
Bayerische Motoren Werke AG (Preference Shares)	1,056	84,194
Beiersdorf AG	1,871	205,320
Brenntag AG	2,934	166,526
Commerzbank AG†	20,016	262,540
Continental AG	2,078	468,618
Covestro AG*	2,091	162,431
Daimler AG	18,159	1,274,535
Deutsche Bank AG	38,849	693,981
Deutsche Boerse AG	3,626	379,496
Deutsche Lufthansa AG	4,387	94,389
Deutsche Post AG	18,645	723,960
Deutsche Telekom AG	61,729	1,128,641
Deutsche Wohnen AG	6,721	266,417
E.ON SE	41,313	409,004

379

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Evonik Industries AG	3,083	$105,110
Fraport AG Frankfurt Airport Services Worldwide	765	76,633
Fresenius Medical Care AG & Co. KGaA	4,035	381,128
Fresenius SE & Co. KGaA	7,818	661,081
FUCHS PETROLUB SE (Preference Shares)	1,296	77,017
GEA Group AG	3,462	140,757
Hannover Rueck SE	1,141	144,121
HeidelbergCement AG	2,821	279,917
Henkel AG & Co. KGaA	1,946	245,111
Henkel AG & Co. KGaA (Preference Shares)	3,366	477,165
Hochtief AG	362	64,709
HUGO BOSS AG	1,248	94,154
Infineon Technologies AG	21,345	464,556
Innogy SE*	2,618	109,975
K+S AG	3,609	93,970
LANXESS AG	1,722	132,951
Linde AG	3,500	670,386
MAN SE	597	66,164
Merck KGaA	2,429	266,986
METRO AG	3,374	37,948
Metro Wholesale & Food Specialist AG	3,374	68,160
Muenchener Rueckversicherungs-Gesellschaft AG	3,028	650,595
OSRAM Licht AG	1,684	140,563
Porsche Automobil Holding SE (Preference Shares)	2,884	165,190
ProSiebenSat.1 Media SE	4,393	176,035
RWE AG†	9,752	205,664
SAP SE	18,530	1,967,205
Schaeffler AG (Preference Shares)	3,126	43,630
Siemens AG	14,341	1,948,097
Symrise AG	2,312	162,109
Telefonica Deutschland Holding AG	13,833	71,512
thyssenkrupp AG	6,924	205,613
TUI AG	8,310	130,584
United Internet AG	2,317	141,230
Volkswagen AG	616	96,950
Volkswagen AG (Preference Shares)	3,500	539,044
Vonovia SE	8,787	356,322
Zalando SE†*	2,100	94,007

		24,969,513

Hong Kong — 2.4%
AIA Group, Ltd.	227,600	1,793,514
Bank of East Asia, Ltd.	23,000	98,498
BOC Hong Kong Holdings, Ltd.	70,000	344,587
CLP Holdings, Ltd.	31,000	330,408
Galaxy Entertainment Group, Ltd.	43,000	266,176
Hang Lung Group, Ltd.	17,000	64,641
Hang Lung Properties, Ltd.	38,000	94,674
Hang Seng Bank, Ltd.	14,100	306,883
Henderson Land Development Co., Ltd.	21,900	126,732
HKT Trust & HKT, Ltd.	69,000	90,459
Hong Kong & China Gas Co., Ltd.	154,300	291,975
Hong Kong Exchanges & Clearing, Ltd.	22,100	630,394
Hysan Development Co., Ltd.	11,000	53,234
Link REIT	41,500	337,385
MTR Corp., Ltd.	27,000	156,072
New World Development Co., Ltd.	109,000	147,365

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
PCCW, Ltd.	76,000	$42,813
Power Assets Holdings, Ltd.	26,000	257,643
Sino Land Co., Ltd.	64,000	105,700
SJM Holdings, Ltd.	38,000	38,045
Sun Hung Kai Properties, Ltd.	26,000	402,776
Swire Pacific, Ltd., Class A	9,500	94,747
Swire Properties, Ltd.	21,600	74,666
Techtronic Industries Co., Ltd.	25,000	111,224
Wharf Holdings, Ltd.	22,000	187,164
Wheelock & Co., Ltd.	14,000	105,572

		6,553,347

Ireland — 0.5%
Bank of Ireland Group PLC† London Exchange	17,262	144,065
CRH PLC	15,680	549,685
DCC PLC	1,687	148,352
James Hardie Industries PLC CDI	8,275	126,839
Kerry Group PLC, Class A	2,962	265,962
Paddy Power Betfair PLC	1,500	150,295

		1,385,198

Isle of Man — 0.0%
Genting Singapore PLC	114,200	98,176

Israel — 0.5%
Azrieli Group, Ltd.	799	43,638
Bank Hapoalim B.M.	19,590	135,707
Bank Leumi Le-Israel B.M.	27,357	131,437
Bezeq The Israeli Telecommunication Corp., Ltd.	38,641	57,344
Check Point Software Technologies, Ltd.†	2,418	255,776
Elbit Systems, Ltd.	447	56,508
Frutarom Industries, Ltd.	719	50,918
Israel Chemicals, Ltd.	9,624	45,968
Mizrahi Tefahot Bank, Ltd.	2,463	44,505
NICE, Ltd.	1,127	83,736
Taro Pharmaceutical Industries, Ltd.†	210	24,009
Teva Pharmaceutical Industries, Ltd. ADR	17,139	551,362

		1,480,908

Italy — 2.0%
Assicurazioni Generali SpA	23,460	425,744
Atlantia SpA	8,586	261,116
Enel SpA	153,357	875,769
Eni SpA	47,916	758,386
GEDI Gruppo Editoriale SpA†	927	864
Intesa Sanpaolo SpA	238,885	823,491
Intesa Sanpaolo SpA RSP	17,490	55,903
Leonardo SpA	7,637	133,169
Luxottica Group SpA	3,173	183,565
Mediobanca SpA	10,751	112,189
Poste Italiane SpA*	9,712	71,512
Prysmian SpA	3,640	116,559
Recordati SpA	1,999	85,428
Saipem SpA†	11,437	46,845
Snam SpA	43,170	204,214
Telecom Italia SpA†	215,519	222,092
Telecom Italia SpA RSP	113,510	93,188
Terna Rete Elettrica Nazionale SpA	28,496	162,798
UniCredit SpA†	37,666	741,961
UnipolSai Assicurazioni SpA	21,263	49,260

		5,424,053

380

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan — 22.3%
ABC-Mart, Inc.	500	$28,527
Acom Co., Ltd.†	7,700	32,827
Aeon Co., Ltd.	11,500	173,421
AEON Financial Service Co., Ltd.	2,300	50,091
Aeon Mall Co., Ltd.	2,300	43,832
Air Water, Inc.	2,900	56,372
Aisin Seiki Co., Ltd.	3,300	172,117
Ajinomoto Co., Inc.	10,200	205,305
Alfresa Holdings Corp.	3,500	64,511
Alps Electric Co., Ltd.	3,700	101,020
Amada Holdings Co., Ltd.	6,600	75,492
ANA Holdings, Inc.	21,000	72,099
Aozora Bank, Ltd.	22,000	84,612
Asahi Glass Co., Ltd.	3,800	160,279
Asahi Group Holdings, Ltd.	7,300	297,906
Asahi Kasei Corp.	24,000	275,278
Asics Corp.	2,900	52,794
Astellas Pharma, Inc.	40,500	517,248
Bandai Namco Holdings, Inc.	3,700	128,709
Bank of Kyoto, Ltd.	6,000	57,581
Benesse Holdings, Inc.	1,300	49,821
Bridgestone Corp.	12,200	515,356
Brother Industries, Ltd.	4,500	115,107
Calbee, Inc.	1,400	58,098
Canon, Inc.	20,000	696,086
Casio Computer Co., Ltd.	4,100	67,239
Central Japan Railway Co.	2,700	434,714
Chiba Bank, Ltd.	13,000	93,392
Chubu Electric Power Co., Inc.	12,100	159,036
Chugai Pharmaceutical Co., Ltd.	4,200	168,960
Chugoku Bank, Ltd.	3,000	43,539
Chugoku Electric Power Co., Inc.	5,200	57,026
Coca-Cola Bottlers Japan, Inc.	2,315	69,926
Concordia Financial Group, Ltd.	22,100	111,618
Credit Saison Co., Ltd.	2,700	52,019
CYBERDYNE, Inc.†	1,900	25,869
Dai Nippon Printing Co., Ltd.	10,000	110,390
Dai-ichi Life Holdings, Inc.	20,400	353,616
Daicel Corp.	5,300	69,180
Daiichi Sankyo Co., Ltd.	10,600	231,528
Daikin Industries, Ltd.	4,700	498,798
Daito Trust Construction Co., Ltd.	1,300	219,801
Daiwa House Industry Co., Ltd.	10,600	370,079
Daiwa House REIT Investment Corp.	25	61,953
Daiwa Securities Group, Inc.	30,000	173,096
DeNA Co., Ltd.	1,800	39,594
Denso Corp.	8,900	428,350
Dentsu, Inc.	4,000	187,219
Disco Corp.	500	88,757
Don Quijote Holdings Co., Ltd.	2,200	80,122
East Japan Railway Co.	6,200	582,067
Eisai Co., Ltd.	4,900	263,079
Electric Power Development Co., Ltd.	2,700	68,403
FamilyMart UNY Holdings Co., Ltd.	1,400	78,480
FANUC Corp.	3,600	736,850
Fast Retailing Co., Ltd.	1,000	300,422
Fuji Electric Co., Ltd.	11,000	60,665
FUJIFILM Holdings Corp.	7,700	283,079
Fujitsu, Ltd.	38,000	283,919
Fukuoka Financial Group, Inc.	14,000	64,638
Hachijuni Bank, Ltd.	7,500	47,689
Hakuhodo DY Holdings, Inc.	4,000	56,202

Security Description	Shares	Value (Note 2)
Japan (continued)
Hamamatsu Photonics KK	2,800	$89,147
Hankyu Hanshin Holdings, Inc.	4,400	157,050
Hikari Tsushin, Inc.	400	43,721
Hino Motors, Ltd.	5,000	59,005
Hirose Electric Co., Ltd.	600	81,854
Hiroshima Bank, Ltd.	10,000	42,814
Hisamitsu Pharmaceutical Co., Inc.	1,100	51,685
Hitachi Chemical Co., Ltd.	1,800	51,349
Hitachi Construction Machinery Co., Ltd.	2,200	63,159
Hitachi High-Technologies Corp.	1,200	44,301
Hitachi Metals, Ltd.	4,000	55,803
Hitachi, Ltd.	90,000	620,110
Honda Motor Co., Ltd.	32,500	916,232
Hoshizaki Corp.	900	87,188
Hoya Corp.	7,300	412,262
Hulic Co., Ltd.	5,600	59,177
Idemitsu Kosan Co., Ltd.	1,600	38,852
IHI Corp.†	29,000	95,750
Iida Group Holdings Co., Ltd.	2,700	46,165
Inpex Corp.	18,000	175,192
Isetan Mitsukoshi Holdings, Ltd.	6,300	61,489
Isuzu Motors, Ltd.	10,300	141,637
ITOCHU Corp.	28,200	442,651
J. Front Retailing Co., Ltd.	4,500	64,452
Japan Airlines Co., Ltd.	2,200	71,201
Japan Airport Terminal Co., Ltd.	1,000	37,099
Japan Exchange Group, Inc.	10,000	179,691
Japan Post Bank Co., Ltd.	7,700	99,039
Japan Post Holdings Co., Ltd.	8,500	107,247
Japan Prime Realty Investment Corp.	14	52,637
Japan Real Estate Investment Corp.	24	126,047
Japan Retail Fund Investment Corp.	47	89,784
Japan Tobacco, Inc.	20,600	716,408
JFE Holdings, Inc.	10,000	193,433
JGC Corp.	3,900	62,580
JSR Corp.	3,600	63,611
JTEKT Corp.	4,400	62,860
JXTG Holdings, Inc.	57,650	256,338
Kajima Corp.	16,000	139,616
Kakaku.com, Inc.	2,600	36,720
Kamigumi Co., Ltd.	5,000	53,608
Kaneka Corp.	5,000	40,183
Kansai Electric Power Co., Inc.	13,200	177,325
Kansai Paint Co., Ltd.	3,800	87,240
Kao Corp.	9,300	566,377
Kawasaki Heavy Industries, Ltd.	28,000	89,401
KDDI Corp.	34,500	913,783
Keihan Holdings Co., Ltd.	9,000	58,288
Keikyu Corp.	9,000	104,576
Keio Corp.	10,000	83,813
Keisei Electric Railway Co., Ltd.	2,500	68,484
Keyence Corp.	1,800	833,017
Kikkoman Corp.	3,200	98,109
Kintetsu Group Holdings Co., Ltd.	34,000	130,455
Kirin Holdings Co., Ltd.	16,400	361,560
Kobe Steel, Ltd.†	6,000	75,214
Koito Manufacturing Co., Ltd.	2,100	123,053
Komatsu, Ltd.	17,600	473,266
Konami Holdings Corp.	1,600	83,450
Konica Minolta, Inc.	8,700	72,128
Kose Corp.	600	66,833
Kubota Corp.	20,100	349,966

381

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Kuraray Co., Ltd.	6,500	$126,763
Kurita Water Industries, Ltd.	1,800	51,268
Kyocera Corp.	6,000	365,295
Kyowa Hakko Kirin Co., Ltd.	4,800	87,166
Kyushu Electric Power Co., Inc.	8,000	94,771
Kyushu Financial Group, Inc.	6,600	41,488
Kyushu Railway Co.	3,000	98,916
Lawson, Inc.	800	54,497
LINE Corp.†	700	26,001
Lion Corp.	5,300	113,456
LIXIL Group Corp.	5,000	128,759
M3, Inc.	3,900	105,243
Mabuchi Motor Co., Ltd.	800	42,233
Makita Corp.	4,200	164,388
Marubeni Corp.	31,000	205,636
Marui Group Co., Ltd.	3,900	53,134
Maruichi Steel Tube, Ltd.	1,000	30,886
Mazda Motor Corp.	10,900	164,570
McDonald’s Holdings Co. Japan, Ltd.	2,100	85,432
Mebuki Financial Group, Inc.	17,800	68,620
Medipal Holdings Corp.	3,300	60,495
MEIJI Holdings Co., Ltd.	2,200	175,409
Minebea Mitsumi, Inc.	7,300	120,712
Miraca Holdings, Inc.	1,000	45,716
MISUMI Group, Inc.	5,200	129,051
Mitsubishi Chemical Holdings Corp.	27,000	227,521
Mitsubishi Corp.	28,700	623,879
Mitsubishi Electric Corp.	36,500	566,314
Mitsubishi Estate Co., Ltd.	24,200	440,339
Mitsubishi Gas Chemical Co., Inc.	3,600	83,498
Mitsubishi Heavy Industries, Ltd.	62,000	247,055
Mitsubishi Materials Corp.	2,300	77,400
Mitsubishi Motors Corp.	12,500	90,480
Mitsubishi Tanabe Pharma Corp.	4,100	97,772
Mitsubishi UFJ Financial Group, Inc.	226,800	1,440,065
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,700	46,402
Mitsui & Co., Ltd.	32,100	467,327
Mitsui Chemicals, Inc.	16,000	91,433
Mitsui Fudosan Co., Ltd.	16,800	386,227
Mitsui OSK Lines, Ltd.	23,000	71,767
Mixi, Inc.	900	49,553
Mizuho Financial Group, Inc.	455,500	811,467
MS&AD Insurance Group Holdings, Inc.	8,800	309,072
Murata Manufacturing Co., Ltd.	3,700	576,589
Nabtesco Corp.	2,300	74,793
Nagoya Railroad Co., Ltd.	16,000	73,436
NEC Corp.	50,000	136,061
Nexon Co., Ltd.†	3,700	77,024
NGK Insulators, Ltd.	5,000	100,776
NGK Spark Plug Co., Ltd.	3,300	66,931
NH Foods, Ltd.	4,000	118,463
Nidec Corp.	4,500	496,349
Nikon Corp.	6,400	112,912
Nintendo Co., Ltd.	2,200	747,934
Nippon Building Fund, Inc.	26	140,324
Nippon Electric Glass Co., Ltd.	1,400	49,653
Nippon Express Co., Ltd.	14,000	89,528
Nippon Paint Holdings Co., Ltd.	3,200	123,507
Nippon Prologis REIT, Inc.	29	61,159
Nippon Steel & Sumitomo Metal Corp.	14,200	349,317

Security Description	Shares	Value (Note 2)
Japan (continued)
Nippon Telegraph & Telephone Corp.	12,900	$630,695
Nippon Yusen KK†	33,000	63,159
Nissan Chemical Industries, Ltd.	2,300	76,670
Nissan Motor Co., Ltd.	44,500	442,396
Nisshin Seifun Group, Inc.	3,700	60,814
Nissin Foods Holdings Co., Ltd.	1,000	62,860
Nitori Holdings Co., Ltd.	1,500	211,710
Nitto Denko Corp.	3,200	286,141
NOK Corp.	1,900	43,603
Nomura Holdings, Inc.	68,700	409,290
Nomura Real Estate Holdings, Inc.	2,300	45,647
Nomura Real Estate Master Fund, Inc.	74	104,914
Nomura Research Institute, Ltd.	2,400	89,909
NSK, Ltd.	7,100	91,966
NTT Data Corp.	11,600	126,580
NTT DOCOMO, Inc.	26,100	606,779
Obayashi Corp.	12,200	146,960
OBIC Co., Ltd.	1,100	68,747
Odakyu Electric Railway Co., Ltd.	5,500	109,007
Oji Holdings Corp.	16,000	82,144
Olympus Corp.	5,500	200,054
Omron Corp.	3,800	189,922
Ono Pharmaceutical Co., Ltd.	7,700	168,744
Oracle Corp. Japan	600	40,328
Oriental Land Co., Ltd.	4,100	297,296
ORIX Corp.	25,000	397,184
Osaka Gas Co., Ltd.	35,000	140,165
Otsuka Corp.	900	59,023
Otsuka Holdings Co., Ltd.	7,400	326,219
Panasonic Corp.	41,700	575,316
Park24 Co., Ltd.	1,800	45,553
Pola Orbis Holdings, Inc.	1,600	44,483
Rakuten, Inc.	17,700	216,423
Recruit Holdings Co., Ltd.	20,500	354,978
Resona Holdings, Inc.	41,400	213,450
Ricoh Co., Ltd.	12,500	117,579
Rinnai Corp.	600	56,057
Rohm Co., Ltd.	1,600	124,087
Ryohin Keikaku Co., Ltd.	500	127,897
Sankyo Co., Ltd.	700	22,985
Santen Pharmaceutical Co., Ltd.	7,000	98,862
SBI Holdings, Inc.	4,200	60,155
Secom Co., Ltd.	3,900	292,805
Sega Sammy Holdings, Inc.	3,500	47,208
Seibu Holdings, Inc.	3,200	55,905
Seiko Epson Corp.	5,500	145,227
Sekisui Chemical Co., Ltd.	7,900	145,610
Sekisui House, Ltd.	11,300	195,927
Seven & i Holdings Co., Ltd.	14,100	568,502
Seven Bank, Ltd.	11,400	45,188
Sharp Corp.†	27,000	95,025
Shimadzu Corp.	4,400	86,687
Shimamura Co., Ltd.	500	62,225
Shimano, Inc.	1,400	205,470
Shimizu Corp.	9,500	100,476
Shin-Etsu Chemical Co., Ltd.	7,300	669,445
Shinsei Bank, Ltd.	36,000	59,431
Shionogi & Co., Ltd.	5,600	299,493
Shiseido Co., Ltd.	7,100	251,168
Shizuoka Bank, Ltd.	9,000	80,412
Showa Shell Sekiyu KK	3,600	39,218
SMC Corp.	1,000	318,472
SoftBank Group Corp.	15,500	1,259,458

382

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Sohgo Security Services Co., Ltd.	1,200	$50,887
Sompo Holdings, Inc.	6,700	263,272
Sony Corp.	23,700	975,990
Sony Financial Holdings, Inc.	3,200	55,469
Stanley Electric Co., Ltd.	2,800	92,703
Start Today Co., Ltd.	3,600	101,719
Subaru Corp.	11,600	420,249
Sumitomo Chemical Co., Ltd.	29,000	170,457
Sumitomo Corp.	22,400	303,049
Sumitomo Dainippon Pharma Co., Ltd.	2,900	40,720
Sumitomo Electric Industries, Ltd.	14,100	228,616
Sumitomo Heavy Industries, Ltd.	9,000	65,799
Sumitomo Metal Mining Co., Ltd.	8,000	121,076
Sumitomo Mitsui Financial Group, Inc.	25,200	958,901
Sumitomo Mitsui Trust Holdings, Inc.	6,400	235,345
Sumitomo Realty & Development Co., Ltd.	6,000	181,940
Sumitomo Rubber Industries, Ltd.	3,200	55,614
Sundrug Co., Ltd.	1,200	44,737
Suntory Beverage & Food, Ltd.	2,500	122,681
Suruga Bank, Ltd.	3,300	79,683
Suzuken Co., Ltd.	1,300	43,453
Suzuki Motor Corp.	6,400	303,615
Sysmex Corp.	2,900	166,248
T&D Holdings, Inc.	10,200	150,995
Taiheiyo Cement Corp.	24,000	90,344
Taisei Corp.	18,000	172,416
Taisho Pharmaceutical Holdings Co., Ltd.	600	45,009
Taiyo Nippon Sanso Corp.	2,600	30,140
Takashimaya Co., Ltd.	5,000	45,807
Takeda Pharmaceutical Co., Ltd.	13,400	708,865
TDK Corp.	2,400	173,069
Teijin, Ltd.	3,500	70,416
Terumo Corp.	6,100	231,008
THK Co., Ltd.	2,400	73,473
Tobu Railway Co., Ltd.	17,000	90,054
Toho Co., Ltd.	2,100	75,718
Toho Gas Co., Ltd.	6,000	40,655
Tohoku Electric Power Co., Inc.	8,400	114,443
Tokio Marine Holdings, Inc.	12,800	539,308
Tokyo Electric Power Co. Holdings, Inc.†	27,300	115,891
Tokyo Electron, Ltd.	2,900	409,701
Tokyo Gas Co., Ltd.	36,000	191,062
Tokyo Tatemono Co., Ltd.	4,000	54,497
Tokyu Corp.	10,500	154,578
Tokyu Fudosan Holdings Corp.	9,600	57,646
Toppan Printing Co., Ltd.	9,000	95,188
Toray Industries, Inc.	27,300	246,887
Toshiba Corp.†	77,000	171,817
Tosoh Corp.	10,000	119,280
TOTO, Ltd.	2,600	104,830
Toyo Seikan Group Holdings, Ltd.	3,000	49,227
Toyo Suisan Kaisha, Ltd.	1,500	54,560
Toyoda Gosei Co., Ltd.	1,300	30,777
Toyota Industries Corp.	3,000	161,368
Toyota Motor Corp.	49,100	2,776,447
Toyota Tsusho Corp.	4,100	132,024
Trend Micro, Inc.	2,300	115,162
Tsuruha Holdings, Inc.	700	73,527
Unicharm Corp.	7,600	195,058

Security Description	Shares	Value (Note 2)
Japan (continued)
United Urban Investment Corp.	55	$82,017
USS Co., Ltd.	4,100	82,822
West Japan Railway Co.	3,000	215,466
Yahoo Japan Corp.	27,200	123,362
Yakult Honsha Co., Ltd.	1,500	102,318
Yamada Denki Co., Ltd.	11,900	63,577
Yamaguchi Financial Group, Inc.	3,000	35,349
Yamaha Corp.	3,200	113,202
Yamaha Motor Co., Ltd.	5,500	138,691
Yamato Holdings Co., Ltd.	6,500	130,595
Yamazaki Baking Co., Ltd.	2,400	48,198
Yaskawa Electric Corp.	4,900	131,606
Yokogawa Electric Corp.	4,300	72,509
Yokohama Rubber Co., Ltd.	2,100	42,440

		61,459,245

Jersey — 1.2%
Experian PLC	17,864	355,197
Ferguson PLC	4,734	282,758
Glencore PLC	230,526	1,016,338
Petrofac, Ltd.	4,865	28,692
Randgold Resources, Ltd.	1,773	165,154
Shire PLC	17,022	956,971
WPP PLC	24,133	492,263

		3,297,373

Luxembourg — 0.3%
ArcelorMittal†	12,490	328,168
Eurofins Scientific SE	205	114,156
Millicom International Cellular SA SDR	1,249	78,277
RTL Group SA	745	58,031
SES SA FDR	6,807	160,155
Tenaris SA	8,893	140,964

		879,751

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	132,900	38,738

Netherlands — 4.3%
ABN AMRO Group NV CVA*	5,314	150,411
Aegon NV	33,206	186,287
AerCap Holdings NV†	2,839	139,395
Airbus SE	10,930	913,489
Akzo Nobel NV	4,745	429,261
Altice NV, Class A†	7,318	180,668
Altice NV, Class B†	2,067	51,141
ASML Holding NV	7,037	1,067,541
Boskalis Westminster NV	1,708	61,113
CNH Industrial NV	19,232	223,115
EXOR NV	2,032	121,717
Ferrari NV	2,312	243,862
Fiat Chrysler Automobiles NV†	20,156	243,379
Gemalto NV	1,526	77,787
Heineken Holding NV	1,918	188,477
Heineken NV	4,358	454,869
ING Groep NV	73,021	1,367,085
Koninklijke Ahold Delhaize NV	24,193	495,323
Koninklijke DSM NV	3,427	253,068
Koninklijke KPN NV	64,378	233,510
Koninklijke Philips NV	17,537	672,219
Koninklijke Vopak NV	1,319	62,871
Mobileye NV†	3,680	232,944
NN Group NV	5,938	241,038
NXP Semiconductors NV†	6,414	707,657

383

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
QIAGEN NV	4,121	$137,206
Randstad Holding NV	2,248	135,667
RELX NV	18,695	393,492
STMicroelectronics NV	12,584	214,963
Unilever NV CVA	30,632	1,787,725
Wolters Kluwer NV	5,676	252,745

		11,920,025

New Zealand — 0.2%
Auckland International Airport, Ltd.	18,413	96,244
Contact Energy, Ltd.	13,291	53,501
Fletcher Building, Ltd.	13,157	78,948
Mercury NZ, Ltd.	13,870	36,249
Meridian Energy, Ltd.	24,668	53,354
Ryman Healthcare, Ltd.	7,240	47,957
Spark New Zealand, Ltd.	34,355	96,752

		463,005

Norway — 0.7%
DNB ASA	18,387	361,527
Gjensidige Forsikring ASA	3,835	66,430
Marine Harvest ASA	7,160	133,404
Norsk Hydro ASA	25,321	163,432
Orkla ASA	15,442	159,077
Schibsted ASA, Class A	1,433	36,577
Schibsted ASA, Class B	1,664	38,940
Statoil ASA	21,220	397,798
Telenor ASA	14,073	281,537
Yara International ASA	3,370	134,280

		1,773,002

Papua New Guinea — 0.1%
Oil Search, Ltd.	25,730	136,678

Portugal — 0.2%
EDP-Energias de Portugal SA	44,842	159,252
Galp Energia SGPS SA	9,453	151,519
Jeronimo Martins SGPS SA	4,730	93,089

		403,860

Singapore — 1.2%
Ascendas Real Estate Investment Trust	44,800	89,259
CapitaLand Commercial Trust	42,200	53,562
CapitaLand Mall Trust	45,400	67,339
CapitaLand, Ltd.	49,200	133,969
City Developments, Ltd.	7,800	64,810
ComfortDelGro Corp., Ltd.	40,400	68,866
DBS Group Holdings, Ltd.	33,500	534,457
Global Logistic Properties, Ltd.	50,400	123,104
Hutchison Port Holdings Trust	92,500	43,937
Jardine Cycle & Carriage, Ltd.	1,700	50,631
Keppel Corp., Ltd.	27,300	129,132
Oversea-Chinese Banking Corp., Ltd.	59,100	495,426
SATS, Ltd.	12,400	44,196
Sembcorp Industries, Ltd.	18,300	43,618
Singapore Airlines, Ltd.	9,600	73,604
Singapore Exchange, Ltd.	15,000	83,791
Singapore Press Holdings, Ltd.	27,300	58,623
Singapore Technologies Engineering, Ltd.	30,100	83,738
Singapore Telecommunications, Ltd.	154,500	452,618
StarHub, Ltd.	10,400	20,951
Suntec Real Estate Investment Trust	47,300	66,317

Security Description	Shares	Value (Note 2)
Singapore (continued)
United Overseas Bank, Ltd.	24,700	$437,260
UOL Group, Ltd.	9,400	54,729
Wilmar International, Ltd.	30,800	75,912
Yangzijiang Shipbuilding Holdings, Ltd.	37,200	38,843

		3,388,692

Spain — 3.4%
Abertis Infraestructuras SA	12,949	255,842
ACS Actividades de Construccion y Servicios SA	4,411	169,315
Aena SA*	1,271	248,637
Amadeus IT Group SA	8,233	507,389
Banco Bilbao Vizcaya Argentaria SA	125,374	1,135,544
Banco de Sabadell SA	100,666	225,586
Banco Santander SA	274,752	1,878,002
Bankia SA	18,947	96,043
Bankinter SA	12,786	124,691
CaixaBank SA	67,620	353,495
Distribuidora Internacional de Alimentacion SA	11,891	80,279
Enagas SA	4,355	123,138
Endesa SA	6,005	142,245
Ferrovial SA	9,147	197,561
Gas Natural SDG SA	6,678	156,448
Grifols SA	5,641	158,632
Iberdrola SA	109,315	862,369
Industria de Diseno Textil SA	20,585	818,539
International Consolidated Airlines Group SA	11,952	91,415
Mapfre SA	20,376	76,006
Red Electrica Corp. SA	8,058	172,848
Repsol SA	23,231	389,412
Siemens Gamesa Renewable Energy SA†	4,479	73,436
Telefonica SA	85,565	968,350

		9,305,222

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	49,500	47,150

Sweden — 2.7%
Alfa Laval AB	5,548	123,964
ASSA ABLOY AB, Class B	18,939	405,812
Atlas Copco AB, Class A	12,625	457,539
Atlas Copco AB, Class B	7,358	238,407
Boliden AB	5,165	162,234
Electrolux AB, Series B	4,557	155,892
Essity AB, Class B†	11,485	333,008
Getinge AB, Class B	3,766	65,396
Hennes & Mauritz AB, Class B	17,948	467,940
Hexagon AB, Class B	4,868	240,572
Husqvarna AB, Class B	7,868	80,056
ICA Gruppen AB	1,490	59,720
Industrivarden AB, Class C	3,067	74,455
Investor AB, Class B	8,632	409,480
Kinnevik AB, Class B	4,438	136,320
L E Lundbergforetagen AB	734	57,774
Lundin Petroleum AB†	3,501	79,657
Nordea Bank AB	57,165	721,483
Sandvik AB	21,159	333,615
Securitas AB, Class B	5,864	97,687
Skandinaviska Enskilda Banken AB, Class A	28,604	362,430
Skanska AB, Class B	6,360	144,628

384

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden (continued)
SKF AB, Class B	7,515	$149,485
Svenska Handelsbanken AB, Class A	28,689	427,112
Swedbank AB, Class A	17,016	444,273
Swedish Match AB	3,499	123,079
Tele2 AB, Class B	6,845	81,474
Telefonaktiebolaget LM Ericsson, Class B	57,903	376,157
Telia Co AB	49,418	232,284
Volvo AB, Class B	29,275	497,477

		7,539,410

Switzerland — 8.1%
ABB, Ltd.	37,460	879,406
Adecco Group AG	3,064	233,852
Baloise Holding AG	928	149,140
Barry Callebaut AG	42	59,898
Chocoladefabriken Lindt & Spruengli AG†	2	136,326
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	17	96,784
Cie Financiere Richemont SA	9,830	835,136
Coca-Cola HBC AG	3,439	103,998
Credit Suisse Group AG	44,153	679,453
Dufry AG†	660	105,182
EMS-Chemie Holding AG	156	108,576
Geberit AG	700	336,770
Givaudan SA	175	348,389
Julius Baer Group, Ltd.	4,224	238,950
Kuehne & Nagel International AG	1,001	174,330
LafargeHolcim, Ltd.	8,593	514,096
Lonza Group AG	1,394	331,579
Nestle SA	58,475	4,940,697
Novartis AG	42,048	3,583,179
Pargesa Holding SA	700	55,887
Partners Group Holding AG†	621	403,318
Roche Holding AG	13,197	3,342,412
Schindler Holding AG (Participation Certificate)	775	167,191
Schindler Holding AG	368	77,410
SGS SA	103	227,741
Sika AG	40	275,712
Sonova Holding AG	987	160,153
Straumann Holding AG	180	101,732
Swatch Group AG	1,057	81,438
Swatch Group AG (BR)	585	232,258
Swiss Life Holding AG	599	218,674
Swiss Prime Site AG	1,305	117,753
Swiss Re AG	6,085	586,821
Swisscom AG	485	237,095
UBS Group AG	68,932	1,199,065
Vifor Pharma AG	923	98,605
Zurich Insurance Group AG	2,837	864,934

		22,303,940

United Kingdom — 15.7%
3i Group PLC	18,278	225,726
Aberdeen Asset Management PLC	17,386	75,561
Admiral Group PLC	4,004	109,250
Anglo American PLC†	25,085	414,542
Antofagasta PLC	7,367	91,951
Ashtead Group PLC	9,424	202,550
Associated British Foods PLC	6,703	262,134

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
AstraZeneca PLC	23,837	$1,436,976
Auto Trader Group PLC*	18,594	93,888
Aviva PLC	76,374	543,139
Babcock International Group PLC	4,618	51,455
BAE Systems PLC	59,633	473,259
Barclays PLC	319,227	855,012
Barratt Developments PLC	19,004	154,330
Berkeley Group Holdings PLC	2,490	114,854
BHP Billiton PLC	39,808	723,763
BP PLC	367,998	2,164,523
British American Tobacco PLC	35,075	2,181,312
British Land Co. PLC	18,552	149,435
BT Group PLC	159,465	659,598
Bunzl PLC	6,400	193,202
Burberry Group PLC	8,277	186,853
Capita PLC	12,633	109,759
Carnival PLC	3,578	241,706
Centrica PLC	103,442	270,916
Cobham PLC	45,251	79,227
Coca-Cola European Partners PLC	4,100	178,296
Compass Group PLC	29,651	632,595
ConvaTec Group PLC†*	22,079	90,510
Croda International PLC	2,474	120,808
Diageo PLC	47,384	1,530,765
Direct Line Insurance Group PLC	25,586	126,458
Dixons Carphone PLC	18,453	65,493
easyJet PLC	2,952	48,141
Fresnillo PLC	4,197	85,056
G4S PLC	29,152	126,467
GKN PLC	32,377	137,339
GlaxoSmithKline PLC	92,338	1,845,127
Hammerson PLC	15,090	114,382
Hargreaves Lansdown PLC	4,937	89,892
Hikma Pharmaceuticals PLC	2,701	50,319
HSBC Holdings PLC	374,023	3,735,690
IMI PLC	5,139	81,568
Imperial Brands PLC	18,080	744,269
Inmarsat PLC	8,541	87,391
InterContinental Hotels Group PLC	3,386	191,700
Intertek Group PLC	3,030	171,945
Intu Properties PLC	18,170	61,204
Investec PLC	12,257	93,150
ITV PLC	68,571	156,518
J Sainsbury PLC	30,893	99,781
Johnson Matthey PLC	3,680	136,437
Kingfisher PLC	41,812	162,411
Land Securities Group PLC	14,809	199,493
Legal & General Group PLC	111,997	396,612
Lloyds Banking Group PLC	1,345,709	1,164,392
London Stock Exchange Group PLC	5,967	295,075
Marks & Spencer Group PLC	30,410	129,276
Mediclinic International PLC	6,903	67,398
Meggitt PLC	14,550	96,562
Merlin Entertainments PLC*	13,360	82,724
Mondi PLC	6,982	183,780
National Grid PLC	64,861	801,691
Next PLC	2,623	136,701
Old Mutual PLC	93,030	241,192
Pearson PLC	15,512	134,568
Persimmon PLC	5,791	191,322
Provident Financial PLC	2,775	75,497
Prudential PLC	48,637	1,185,893
Reckitt Benckiser Group PLC	12,492	1,214,555

385

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
RELX PLC	20,543	$447,765
Rio Tinto PLC	23,289	1,081,609
Rolls-Royce Holdings PLC	31,195	365,489
Rolls-Royce Holdings PLC, Class C (Preference Shares)†	2,339,592	3,087
Royal Bank of Scotland Group PLC†	66,894	219,414
Royal Dutch Shell PLC, Class A	83,454	2,348,630
Royal Dutch Shell PLC, Class B	70,520	2,002,309
Royal Mail PLC	16,814	89,425
RSA Insurance Group PLC	19,087	164,322
Sage Group PLC	20,137	179,073
Schroders PLC	2,305	104,770
Segro PLC	18,646	129,650
Severn Trent PLC	4,413	130,424
Sky PLC	19,508	248,380
Smith & Nephew PLC	16,520	287,714
Smiths Group PLC	7,435	150,580
SSE PLC	19,041	346,442
St James’s Place PLC	9,961	159,945
Standard Chartered PLC†	61,831	690,737
Standard Life PLC	37,380	215,229
Tate & Lyle PLC	8,630	76,517
Taylor Wimpey PLC	61,552	154,627
Tesco PLC†	153,909	353,744
Travis Perkins PLC	4,734	94,815
Unilever PLC	24,222	1,381,087
United Utilities Group PLC	12,781	151,348
Vodafone Group PLC	501,259	1,468,222
Weir Group PLC	4,088	98,921
Whitbread PLC	3,435	174,397
WM Morrison Supermarkets PLC	41,658	132,132
Worldpay Group PLC*	37,646	183,780

		43,259,948

Total Common Stocks (cost $242,574,477)		265,166,464

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 3.0%
iShares MSCI EAFE ETF (cost $8,219,403)	124,170	$8,310,698

Total Long-Term Investment Securities (cost $250,793,880)		273,477,162

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount of $310,001 collateralized by $310,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $318,541 (cost $310,000)	$310,000	310,000

TOTAL INVESTMENTS — (cost $251,103,880)(1)	99.5%	273,787,162
Other assets less liabilities	0.5	1,281,723

NET ASSETS —	100.0%	$275,068,885

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2017, the aggregate value of these securities was $1,610,454 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$43,256,861	$3,087	$—	$43,259,948
Other Countries	221,906,516	—	—	221,906,516
Exchange-Traded Funds	8,310,698	—	—	8,310,698
Repurchase Agreements	—	310,000	—	310,000

Total Investments at Value	$273,474,075	$313,087	$—	$273,787,162

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

386

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	Ultra Short Bond	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond
ASSETS:
Investments at value (unaffiliated)*	$551,472,176	$1,588,512,560	$426,426,178	$384,722,975	$1,857,700,405
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	12,045,000	—

Total investments	551,472,176	1,588,512,560	426,426,178	396,767,975	1,857,700,405

Cash	—	15,405	—	—	6,511,496
Foreign cash*	—	—	201,663	—	—
Due from broker	—	702,500	7,586,726	—	486
Receivable for:
Fund shares sold	192,554	139,103	21,464	71,624	71,692
Dividends and interest	2,069,343	19,188,159	2,130,190	5,867,119	9,849,175
Investments sold	1,408,719	9,039,248	8,330,480	3,026,687	13,182,812
Investments sold on an extended settlement basis	—	—	—	1,294,087	2,143,637
Written options	—	—	—	—	—
Payments on swap contracts	—	—	39,149	—	—
Prepaid expenses and other assets	7,377	7,590	6,874	17,379	10,384
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	316,352
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	43,750	6,757	—	2,344
Unrealized appreciation on forward foreign currency contracts	—	—	5,889,409	—	—
Swap premiums paid	—	—	2,315,849	—	—
Unrealized appreciation on swap contracts	—	—	1,106,623	—	—

Total assets	555,150,169	1,617,648,315	454,061,362	407,044,871	1,889,788,783

LIABILITIES:
Payable for:
Fund shares redeemed	2,237,713	564,710	164,789	245,161	567,623
Investments purchased	10,750,069	966,002	1,180,792	—	2,474,010
Investments purchased on an extended settlement basis	—	4,045,690	238,956	2,943,310	6,963,826
Payments on swap contracts	—	—	126,555	—	—
Interest on forward sales contracts	—	—		—	—
Investment advisory and management fees	210,506	703,609	223,915	206,065	957,384
Service fees — Class 2	1,841	2,874	792	1,348	1,184
Service fees — Class 3	40,170	193,000	64,556	38,802	207,033
Transfer agent fees	390	219	219	278	229
Trustees’ fees and expenses	1,098	3,193	871	803	3,739
Other accrued expenses	92,372	204,041	195,575	91,490	263,317
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	12,889	—	17,344
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	363,089	117,579	—
Due to broker	—	—	299,800	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	5,249,521	—	—
Swap premiums received	—	—	2,972,541	—	—
Unrealized depreciation on swap contracts	—	—	4,193,452	—	—

Total liabilities	13,334,159	6,683,338	15,288,312	3,644,836	11,455,689

Net Assets	$541,816,010	$1,610,964,977	$438,773,050	$403,400,035	$1,878,333,094

* Cost
Investments (unaffiliated)	$551,674,459	$1,515,518,727	$417,057,470	$371,445,333	$1,853,257,265

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$187,296	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

387

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	Ultra Short Bond	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$544,835,359	$1,424,025,041	$441,751,078	$397,928,495	$1,830,717,866
Accumulated undistributed net investment income (loss)	2,648,886	102,028,633	6,722,408	45,411,018	63,175,801
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(5,465,952)	11,984,758	(16,640,195)	(53,217,120)	(20,095,851)
Unrealized appreciation (depreciation) on investments	(202,283)	72,993,833	9,368,708	13,277,642	4,443,140
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(67,288)	(3,160,912)	—	92,138
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	731,963	—	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$541,816,010	$1,610,964,977	$438,773,050	$403,400,035	$1,878,333,094

Class 1 (unlimited shares authorized):
Net assets	$341,767,071	$677,627,063	$125,201,219	$208,732,688	$895,416,307
Shares of beneficial interest issued and outstanding	32,272,203	48,375,492	10,902,229	33,760,607	98,510,169
Net asset value, offering and redemption price per share	$10.59	$14.01	$11.48	$6.18	$9.09

Class 2 (unlimited shares authorized):
Net assets	$14,383,861	$22,562,614	$6,300,474	$10,674,299	$9,289,101
Shares of beneficial interest issued and outstanding	1,376,184	1,613,356	553,996	1,729,184	1,026,536
Net asset value, offering and redemption price per share	$10.45	$13.98	$11.37	$6.17	$9.05

Class 3 (unlimited shares authorized):
Net assets	$185,665,078	$910,775,300	$307,271,357	$183,993,048	$973,627,686
Shares of beneficial interest issued and outstanding	17,927,156	65,518,407	27,280,716	29,987,083	108,330,199
Net asset value, offering and redemption price per share	$10.36	$13.90	$11.26	$6.14	$8.99

See Notes to Financial Statements

388

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	SA Fixed Income Index†	Balanced	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy
ASSETS:
Investments at value (unaffiliated)*	$288,764,258	$235,655,914	$540,151,288	$2,433,073,377	$1,261,331,204
Investments at value (affiliated)*	—	—	—	9,607,630,109	5,210,655,153
Repurchase agreements (cost approximates value)	2,841,000	8,144,000	—	—	—

Total investments	291,605,258	243,799,914	540,151,288	12,040,703,486	6,471,986,357

Cash	487	—	78,951	1,284,000	2,313,000
Foreign cash*	—	—	64	—	2,472,959
Due from broker	—	74,954	—	—	—
Receivable for:
Fund shares sold	791,464	402,419	217,721	1,027,544	525,251
Dividends and interest	2,132,319	642,173	1,756,410	14,079,935	7,710,994
Investments sold	—	2,160,361	157,852	1,929,750	32,663,841
Investments sold on an extended settlement basis	—	4,479,303	—	—	—
Written options	—	—	—	13,320,000	7,020,000
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2	11,216	7,748	21,432	10,049
Due from investment adviser for expense reimbursements/fee waivers	46,191	7,480	—	204,410	95,431
Deferred offering costs	25,891	—	—	—	—
Variation margin on futures contracts	—	2,922	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	294,601,612	251,580,742	542,370,034	12,072,570,557	6,524,797,882

LIABILITIES:
Payable for:
Fund shares redeemed	67,201	235,541	334,670	3,439,732	2,313,104
Investments purchased	—	3,386,630	434,722	28,616,955	42,121,793
Investments purchased on an extended settlement basis	—	8,297,584	3,121,921	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	74,225	129,625	298,393	2,109,653	1,176,990
Service fees — Class 2	—	1,353	3,694	—	—
Service fees — Class 3	22	31,373	67,293	2,525,570	1,359,741
Transfer agent fees	102	219	229	116	102
Trustees’ fees and expenses	571	471	1,069	23,568	12,692
Other accrued expenses	134,073	106,048	107,450	502,273	282,759
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	6,975	—	7,440,500	3,484,500
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	5,315	—	—	—
Due to broker	—	—	—	14,323,028	13,282,234
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	25,576,876	13,743,896
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	276,194	12,201,134	4,369,441	84,558,271	77,777,811

Net Assets	$294,325,418	$239,379,608	$538,000,593	$11,988,012,286	$6,447,020,071

* Cost
Investments (unaffiliated)	$285,835,847	$218,204,856	$452,169,793	$2,451,373,650	$1,270,783,340

Investments (affiliated)	$—	$—	$—	$8,705,896,500	$4,785,019,790

Foreign cash	$—	$—	$61	$—	$2,464,451

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$19,586,218	$10,535,636

†	See Note 1

See Notes to Financial Statements

389

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	SA Fixed Income Index†	Balanced	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy
NET ASSETS REPRESENTED BY:
Paid-in capital	$288,704,406	$198,326,765	$396,479,255	$10,361,560,367	$5,693,644,022
Accumulated undistributed net investment income (loss)	2,720,972	5,198,224	18,069,399	124,361,916	64,413,238
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(28,371)	18,388,010	35,468,204	511,362,836	224,086,985
Unrealized appreciation (depreciation) on investments	2,928,411	17,451,058	87,981,495	883,433,336	416,183,227
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	15,551	—	107,293,831	48,692,589
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	2,240	—	10
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$294,325,418	$239,379,608	$538,000,593	$11,988,012,286	$6,447,020,071

Class 1 (unlimited shares authorized):
Net assets	$294,223,515	$79,519,980	$191,656,838	$111,834	$111,471
Shares of beneficial interest issued and outstanding	28,838,422	3,897,440	9,512,492	8,200	8,185
Net asset value, offering and redemption price per share	$10.20	$20.40	$20.15	$13.64	$13.62

Class 2 (unlimited shares authorized):
Net assets	$—	$10,646,690	$28,924,809	$—	$—
Shares of beneficial interest issued and outstanding	—	523,118	1,436,224	—	—
Net asset value, offering and redemption price per share	$—	$20.35	$20.14	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$101,903	$149,212,938	$317,418,946	$11,987,900,452	$6,446,908,600
Shares of beneficial interest issued and outstanding	10,000	7,360,636	15,809,145	880,871,187	474,415,319
Net asset value, offering and redemption price per share	$10.19	$20.27	$20.08	$13.61	$13.59

†	See Note 1

See Notes to Financial Statements

390

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced	VCP Total Return BalancedSM	VCPSM Value
ASSETS:
Investments at value (unaffiliated)*	$620,735,571	$539,654,659	$991,525,222	$683,386,915	$1,427,000,029
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—		673,400,000	—

Total investments	620,735,571	539,654,659	991,525,222	1,356,786,915	1,427,000,029

Cash	29	3,017	14,024	28,577,814	3,930,837
Foreign cash*	10,568,783	500,946	195,369	713,206	2,507
Due from broker	6,362,484	5,787,800	881	24,336,454	135,585
Receivable for:
Fund shares sold	1,234,765	966,365	2,158,348	440,260	903,812
Dividends and interest	1,394,912	1,595,842	2,209,911	3,313,784	3,095,047
Investments sold	—	2,910,396	3,601,011	3,350,000	118,048,628
Investments sold on an extended settlement basis	—	—	—	303,554,820	1,678,541
Written options	—	—	—	1,739,097	—
Payments on swap contracts	—	—	—	221,835	—
Prepaid expenses and other assets	6,264	6,254	6,295	6,615	10,835
Due from investment adviser for expense reimbursements/fee waivers	—	39,497	—	—	116,618
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	74,606	77,318	179,839	13,346	—
Unrealized appreciation on forward foreign currency contracts	1,132,389	1,320,258	—	773,477	190,474
Swap premiums paid	—	—	—	8,471,780	—
Unrealized appreciation on swap contracts	—	—	—	6,747,235	—

Total assets	641,509,803	552,862,352	999,890,900	1,739,046,638	1,555,112,913

LIABILITIES:
Payable for:
Fund shares redeemed	23,846	22,661	38,364	261,678	335,724
Investments purchased	—	6,191,582	3,867,490	7,408,309	121,591,857
Investments purchased on an extended settlement basis	—	—	3,941,524	480,563,605	2,650,274
Payments on swap contracts	—	—	—	3,902,294	—
Interest on forward sales contracts	—	—	—	4,705	—
Investment advisory and management fees	458,429	381,017	656,399	889,274	1,025,570
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	133,887	113,833	205,101	259,655	300,561
Transfer agent fees	73	72	86	72	73
Trustees’ fees and expenses	1,221	1,034	1,852	2,398	2,722
Other accrued expenses	141,859	118,976	191,349	153,914	141,779
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	187,190	181,251	228,620	954,695	45,195
Due to investment adviser from expense recoupment	11,793	—	32,634	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	4,880,000	—
Forward sales contracts, at value#	—	—	—	906,433	—
Call and put options written, at value@	—	—	—	1,704,639	—
Unrealized depreciation on forward foreign currency contracts	1,070,566	217,507	—	863,580	492,425
Swap premiums received	—	—	—	559,694	—
Unrealized depreciation on swap contracts	—	—	—	1,525,571	—

Total liabilities	2,028,864	7,227,933	9,163,419	504,840,516	126,586,180

Net Assets	$639,480,939	$545,634,419	$990,727,481	$1,234,206,122	$1,428,526,733

* Cost
Investments (unaffiliated)	$602,462,217	$527,287,759	$914,636,205	$684,752,387	$1,292,781,228

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$10,238,725	$384,499	$195,142	$726,805	$2,499

# Proceeds from forward sales contracts	$—	$—	$—	$903,698	$—

@ Premiums received on options written	$—	$—	$—	$1,739,097	$—

See Notes to Financial Statements

391

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced	VCP Total Return BalancedSM	VCPSM Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$599,503,501	$505,431,410	$889,408,655	$1,088,424,673	$1,277,601,432
Accumulated undistributed net investment income (loss)	221,092	1,465,909	5,509,373	(543,341)	23,295,410
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	20,639,312	24,000,218	15,861,791	131,302,309	(6,880,264)
Unrealized appreciation (depreciation) on investments	18,273,354	12,366,900	76,889,017	(1,365,472)	134,218,801
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	443,446	1,147,603	3,048,115	16,493,459	590,483
Unrealized foreign exchange gain (loss) on other assets and liabilities	400,234	1,222,379	10,530	(102,771)	(299,129)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	(2,735)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$639,480,939	$545,634,419	$990,727,481	$1,234,206,122	$1,428,526,733

Class 1 (unlimited shares authorized):
Net assets	$106,747	$108,988	$112,736	$109,894	$111,904
Shares of beneficial interest issued and outstanding	9,459	9,344	9,397	9,022	8,549
Net asset value, offering and redemption price per share	$11.28	$11.66	$12.00	$12.18	$13.09

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$639,374,192	$545,525,431	$990,614,745	$1,234,096,228	$1,428,414,829
Shares of beneficial interest issued and outstanding	56,755,369	46,869,799	82,713,607	101,534,018	109,351,025
Net asset value, offering and redemption price per share	$11.27	$11.64	$11.98	$12.15	$13.06

See Notes to Financial Statements

392

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	Telecom Utility	SA Large Cap Index†	Growth-Income	Equity Opportunities	SA Legg Mason BW Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$45,720,383	$1,816,753,783	$1,105,926,754	$415,120,856	$1,470,174,610
Investments at value (affiliated)*	—	4,832,174	—	—	—
Repurchase agreements (cost approximates value)	—	29,328,000	—	7,278,000	—

Total investments	45,720,383	1,850,913,957	1,105,926,754	422,398,856	1,470,174,610

Cash	778	841	617	684	—
Foreign cash*	418	—	—	—	—
Due from broker	—	2,725,000	—	—	—
Receivable for:
Fund shares sold	3,136	2,491,353	30,199	22,876	41,251
Dividends and interest	131,907	1,582,538	937,590	476,983	1,298,748
Investments sold	127,589	1,405,266	—	428,742	51,959,865
Investments sold on an extended settlement basis	—	—	—	—	—
Written options
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,048	6,791	7,302	6,472	10,936
Due from investment adviser for expense reimbursements/fee waivers	—	334,058	1,109	—	123,217
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	20,296	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	46,011,555	1,859,459,804	1,106,903,571	423,334,613	1,523,608,627

LIABILITIES:
Payable for:
Fund shares redeemed	52,550	477,289	441,504	272,187	663,311
Investments purchased	18,674	4,983,614	2,430,085	1,300,209	51,238,007
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	28,478	622,397	508,775	261,840	897,123
Service fees — Class 2	224	—	1,385	589	6,423
Service fees — Class 3	5,654	—	49,957	21,592	114,816
Transfer agent fees	175	101	229	205	248
Trustees’ fees and expenses	89	3,564	2,181	833	2,877
Other accrued expenses	51,845	225,327	132,814	72,769	167,741
Accrued foreign tax on capital gains	7,985	—	—	—	—
Variation margin on futures contracts	—	30,245	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	362,303	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	527,977	6,342,537	3,566,930	1,930,224	53,090,546

Net Assets	$45,483,578	$1,853,117,267	$1,103,336,641	$421,404,389	$1,470,518,081

* Cost
Investments (unaffiliated)	$41,232,797	$1,388,931,598	$902,766,018	$345,549,026	$1,211,635,031

Investments (affiliated)	$—	$3,976,746	$—	$—	$—

Foreign cash	$417	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

393

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	Telecom Utility	SA Large Cap Index†	Growth-Income	Equity Opportunities	SA Legg Mason BW Large Cap Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$38,729,941	$1,345,140,152	$774,696,403	$321,565,007	$1,084,726,957
Accumulated undistributed net investment income (loss)	1,689,686	45,087,648	34,675,342	6,718,159	37,142,578
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	926,049	33,818,461	90,804,160	23,545,547	90,132,731
Unrealized appreciation (depreciation) on investments	4,487,586	428,677,613	203,160,736	69,571,830	258,539,579
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	393,393	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(341,699)	—	—	3,846	(23,764)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(7,985)	—	—	—	—

Net Assets	$45,483,578	$1,853,117,267	$1,103,336,641	$421,404,389	$1,470,518,081

Class 1 (unlimited shares authorized):
Net assets	$16,608,099	$1,853,117,267	$857,054,856	$314,500,758	$878,191,253
Shares of beneficial interest issued and outstanding	1,062,422	88,087,719	24,539,426	14,062,001	40,845,918
Net asset value, offering and redemption price per share	$15.63	$21.04	$34.93	$22.37	$21.50

Class 2 (unlimited shares authorized):
Net assets	$1,794,071	$—	$10,888,345	$4,609,924	$50,593,905
Shares of beneficial interest issued and outstanding	114,652	—	312,346	206,429	2,355,113
Net asset value, offering and redemption price per share	$15.65	$—	$34.86	$22.33	$21.48

Class 3 (unlimited shares authorized):
Net assets	$27,081,408	$—	$235,393,440	$102,293,707	$541,732,923
Shares of beneficial interest issued and outstanding	1,739,815	—	6,782,595	4,597,739	25,357,067
Net asset value, offering and redemption price per share	$15.57	$—	$34.71	$22.25	$21.36

†	See Note 1

See Notes to Financial Statements

394

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
ASSETS:
Investments at value (unaffiliated)*	$360,772,049	$557,861,038	$362,015,611	$1,137,982,730	$146,962,931
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,365,000	—	—	—	2,513,000

Total investments	363,137,049	557,861,038	362,015,611	1,137,982,730	149,475,931

Cash	450	57	574	802	967
Foreign cash*	—	—	—	75	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	131,964	3,247	3,847	32,279	25,735
Dividends and interest	697,722	64,451	153,577	783,162	2,150
Investments sold	—	10,139,060	7,494,817	8,436,953	2,159,498
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,471	7,248	13,101	13,609	6,833
Due from investment adviser for expense reimbursements/fee waivers	—	—	62,019	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	363,973,656	568,075,101	369,743,546	1,147,249,610	151,671,114

LIABILITIES:
Payable for:
Fund shares redeemed	124,977	220,757	84,770	371,401	53,161
Investments purchased	—	8,378,079	8,885,941	7,976,311	602,115
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	182,977	291,845	251,219	650,074	108,213
Service fees — Class 2	895	2,655	210	1,173	337
Service fees — Class 3	35,038	26,694	11,842	86,103	14,468
Transfer agent fees	190	229	190	219	175
Trustees’ fees and expenses	718	1,107	688	2,241	300
Other accrued expenses	65,384	84,518	59,010	122,783	52,556
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	410,179	9,005,884	9,293,870	9,210,305	831,325

Net Assets	$363,563,477	$559,069,217	$360,449,676	$1,138,039,305	$150,839,789

* Cost
Investments (unaffiliated)	$335,219,344	$434,586,443	$310,788,693	$850,282,863	$113,277,836

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$72	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

395

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$279,111,047	$372,330,760	$297,147,847	$765,448,528	$100,226,008
Accumulated undistributed net investment income (loss)	12,269,223	466,732	1,793,778	14,366,852	43,169
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	46,630,502	62,997,130	10,281,479	70,524,055	16,885,517
Unrealized appreciation (depreciation) on investments	25,552,705	123,274,595	51,226,918	287,699,867	33,685,095
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(346)	3	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$363,563,477	$559,069,217	$360,449,676	$1,138,039,305	$150,839,789

Class 1 (unlimited shares authorized):
Net assets	$189,414,982	$411,759,221	$302,970,260	$722,846,375	$79,625,120
Shares of beneficial interest issued and outstanding	13,066,996	9,509,061	19,217,209	31,272,794	3,150,575
Net asset value, offering and redemption price per share	$14.50	$43.30	$15.77	$23.11	$25.27

Class 2 (unlimited shares authorized):
Net assets	$7,013,010	$20,879,318	$1,655,499	$9,241,104	$2,667,382
Shares of beneficial interest issued and outstanding	484,992	484,554	106,569	399,946	108,040
Net asset value, offering and redemption price per share	$14.46	$43.09	$15.53	$23.11	$24.69

Class 3 (unlimited shares authorized):
Net assets	$167,135,485	$126,430,678	$55,823,917	$405,951,826	$68,547,287
Shares of beneficial interest issued and outstanding	11,638,381	2,962,063	3,631,747	17,660,195	2,826,095
Net asset value, offering and redemption price per share	$14.36	$42.68	$15.37	$22.99	$24.26

See Notes to Financial Statements

396

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth
ASSETS:
Investments at value (unaffiliated)*	$546,090,710	$339,385,031	$352,202,732	$339,789,419	$97,889,664
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	2,401,000	10,226,000	1,495,000

Total investments	546,090,710	339,385,031	354,603,732	350,015,419	99,384,664

Cash	416,399	675	342	773	708
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	17,390	6,100	7,180	10,111	2,249
Dividends and interest	85,130	80,280	284,190	42,264	23,773
Investments sold	—	1,102,271	2,169,308	1,071,122	1,709,795
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,573	12,095	6,558	6,756	7,054
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	1,014	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	546,616,202	340,586,452	357,071,310	351,147,459	101,128,243

LIABILITIES:
Payable for:
Fund shares redeemed	115,853	161,548	121,578	125,960	73,853
Investments purchased	—	1,583,685	1,024,490	239,473	1,771,403
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	308,297	224,424	294,927	226,629	63,050
Service fees — Class 2	436	762	—	1,847	405
Service fees — Class 3	26,596	46,165	46,977	32,064	6,047
Transfer agent fees	175	178	117	234	234
Trustees’ fees and expenses	1,074	719	727	698	195
Other accrued expenses	82,597	79,772	72,638	71,721	47,994
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	535,028	2,097,253	1,561,454	698,626	1,963,181

Net Assets	$546,081,174	$338,489,199	$355,509,856	$350,448,833	$99,165,062

* Cost
Investments (unaffiliated)	$432,765,595	$317,758,510	$281,277,727	$282,696,635	$76,704,051

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

397

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$408,208,517	$255,479,760	$217,580,207	$256,390,856	$71,076,722
Accumulated undistributed net investment income (loss)	5,096,683	13,918,004	3,736,308	(516,173)	(286,917)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	19,450,859	47,464,914	63,264,036	37,481,366	7,189,644
Unrealized appreciation (depreciation) on investments	113,325,115	21,626,521	70,925,005	57,092,784	21,185,613
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	4,300	—	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$546,081,174	$338,489,199	$355,509,856	$350,448,833	$99,165,062

Class 1 (unlimited shares authorized):
Net assets	$416,641,015	$114,025,436	$135,519,674	$184,449,885	$67,343,540
Shares of beneficial interest issued and outstanding	34,195,946	7,221,891	5,451,805	10,418,915	3,327,972
Net asset value, offering and redemption price per share	$12.18	$15.79	$24.86	$17.70	$20.24

Class 2 (unlimited shares authorized):
Net assets	$3,445,356	$5,873,129	$—	$14,558,573	$3,180,695
Shares of beneficial interest issued and outstanding	283,974	373,283	—	847,577	159,661
Net asset value, offering and redemption price per share	$12.13	$15.73	$—	$17.18	$19.92

Class 3 (unlimited shares authorized):
Net assets	$125,994,803	$218,590,634	$219,990,182	$151,440,375	$28,640,827
Shares of beneficial interest issued and outstanding	10,452,263	13,979,718	8,935,580	8,981,727	1,455,915
Net asset value, offering and redemption price per share	$12.05	$15.64	$24.62	$16.86	$19.67

See Notes to Financial Statements

398

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	Growth Opportunities	SA Janus Focused Growth	Technology	Small & Mid Cap Value	SA Index Allocation 60/40†
ASSETS:
Investments at value (unaffiliated)*	$271,835,004	$316,381,334	$67,269,305	$594,098,815	$—
Investments at value (affiliated)*	—	—	—	—	13,235,350
Repurchase agreements (cost approximates value)	—	—	2,698,000	—	—

Total investments	271,835,004	316,381,334	69,967,305	594,098,815	13,235,350

Cash	210	6,614,639	79	203	—
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	11,166	42,294	3,543	36,194	176,273
Dividends and interest	10,750	157,590	6,849	96,449	—
Investments sold	1,920,593	2,126,828	333,576	1,695,418	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,056	4,937	11,824	62,789	2
Due from investment adviser for expense reimbursements/fee waivers	—	52,473	11,738	—	24,529
Deferred offering costs	—	—	—	—	31,068
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	273,784,779	325,380,095	70,334,914	595,989,868	13,467,222

LIABILITIES:
Payable for:
Fund shares redeemed	100,884	105,265	75,175	343,205	1,067
Investments purchased	—	1,659,407	355,048	629,234	175,205
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	176,441	228,518	59,198	467,139	1,050
Service fees — Class 2	425	1,180	585	1,771	—
Service fees — Class 3	35,266	28,658	10,769	105,995	2,603
Transfer agent fees	176	190	161	131	48
Trustees’ fees and expenses	567	613	140	1,163	18
Other accrued expenses	60,251	56,183	47,385	94,541	85,021
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	374,010	2,080,014	548,461	1,643,179	265,012

Net Assets	$273,410,769	$323,300,081	$69,786,453	$594,346,689	$13,202,210

* Cost
Investments (unaffiliated)	$225,003,713	$251,294,850	$50,648,090	$495,120,836	$—

Investments (affiliated)	$—	$—	$—	$—	$12,889,289

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

399

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	Growth Opportunities	SA Janus Focused Growth	Technology	Small & Mid Cap Value	SA Index Allocation 60/40†
NET ASSETS REPRESENTED BY:
Paid-in capital	$201,217,760	$228,085,059	$39,840,041	$418,261,360	$12,859,134
Accumulated undistributed net investment income (loss)	(830,699)	39,738	(178,141)	1,950,547	(13,398)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	26,192,417	30,088,286	13,503,338	75,156,803	10,413
Unrealized appreciation (depreciation) on investments	46,831,291	65,086,484	16,621,215	98,977,979	346,061
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	514	—	—	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$273,410,769	$323,300,081	$69,786,453	$594,346,689	$13,202,210

Class 1 (unlimited shares authorized):
Net assets	$105,392,871	$178,225,387	$14,326,255	$84,025,400	$105,905
Shares of beneficial interest issued and outstanding	12,013,651	12,987,559	1,961,562	4,346,339	10,000
Net asset value, offering and redemption price per share	$8.77	$13.72	$7.30	$19.33	$10.59

Class 2 (unlimited shares authorized):
Net assets	$3,327,233	$9,310,543	$4,607,770	$13,849,520	$—
Shares of beneficial interest issued and outstanding	393,522	691,485	645,533	717,813	—
Net asset value, offering and redemption price per share	$8.46	$13.46	$7.14	$19.29	$—

Class 3 (unlimited shares authorized):
Net assets	$164,690,665	$135,764,151	$50,852,428	$496,471,769	$13,096,305
Shares of beneficial interest issued and outstanding	19,918,466	10,225,596	7,229,909	25,924,523	1,238,111
Net asset value, offering and redemption price per share	$8.27	$13.28	$7.03	$19.15	$10.58

†	See Note 1

See Notes to Financial Statements

400

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	SA Index Allocation 80/20†	SA Index Allocation 90/10†	SA Mid Cap Index†	SA Small Cap Index†	International Growth and Income
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$137,879,875	$118,386,292	$323,120,416
Investments at value (affiliated)*	26,699,754	74,682,013	—	—	—
Repurchase agreements (cost approximates value)	—	—	140,000	119,000	5,073,000

Total investments	26,699,754	74,682,013	138,019,875	118,505,292	328,193,416

Cash	—	—	123	—	157
Foreign cash*	—	—	—	—	30,552
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	855,561	3,627,335	229,259	115,505	1,897
Dividends and interest	—	—	57,802	34,847	764,663
Investments sold	—	—	—	31,372	3,579,250
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2	2	2	2	6,725
Due from investment adviser for expense reimbursements/fee waivers	23,578	20,906	23,038	87,434	27,377
Deferred offering costs	31,068	31,068	25,891	25,891	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,246,702
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	27,609,963	78,361,324	138,355,990	118,800,343	333,850,739

LIABILITIES:
Payable for:
Fund shares redeemed	384	2,458	33,600	28,776	196,132
Investments purchased	855,177	3,624,877	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	1,930	5,288	35,072	35,221	260,360
Service fees — Class 2	—	—	—	—	765
Service fees — Class 3	4,803	13,195	22	23	30,384
Transfer agent fees	56	66	100	102	234
Trustees’ fees and expenses	30	84	265	227	651
Other accrued expenses	85,156	85,761	94,205	156,984	83,540
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	24,027	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,854,914
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	947,536	3,731,729	163,264	245,360	2,426,980

Net Assets	$26,662,427	$74,629,595	$138,192,726	$118,554,983	$331,423,759

* Cost
Investments (unaffiliated)	$—	$—	$135,440,450	$115,614,901	$276,492,323

Investments (affiliated)	$26,071,556	$72,778,679	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$30,137

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

401

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	SA Index Allocation 80/20†	SA Index Allocation 90/10†	SA Mid Cap Index†	SA Small Cap Index†	International Growth and Income
NET ASSETS REPRESENTED BY:
Paid-in capital	$26,034,254	$72,756,042	$134,530,023	$114,965,369	$402,695,477
Accumulated undistributed net investment income (loss)	(20,818)	(54,714)	570,261	411,276	11,124,357
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	20,793	24,933	653,017	406,947	(128,433,973)
Unrealized appreciation (depreciation) on investments	628,198	1,903,334	2,439,425	2,771,391	46,628,093
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(590,195)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$26,662,427	$74,629,595	$138,192,726	$118,554,983	$331,423,759

Class 1 (unlimited shares authorized):
Net assets	$107,174	$190,218	$138,088,106	$118,448,836	$180,569,211
Shares of beneficial interest issued and outstanding	10,000	17,612	13,183,065	11,145,467	16,768,133
Net asset value, offering and redemption price per share	$10.72	$10.80	$10.47	$10.63	$10.77

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$6,073,410
Shares of beneficial interest issued and outstanding	—	—	—	—	561,736
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$10.81

Class 3 (unlimited shares authorized):
Net assets	$26,555,253	$74,439,377	$104,620	$106,147	$144,781,138
Shares of beneficial interest issued and outstanding	2,480,778	6,900,005	10,000	10,000	13,434,610
Net asset value, offering and redemption price per share	$10.70	$10.79	$10.46	$10.61	$10.78

†	See Note 1

See Notes to Financial Statements

402

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2017 — (unaudited)

	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value	SA International Index†
ASSETS:
Investments at value (unaffiliated)*	$533,960,736	$485,091,509	$351,833,386	$1,047,581,990	$273,477,162
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	9,090,000	—	—	25,714,000	310,000

Total investments	543,050,736	485,091,509	351,833,386	1,073,295,990	273,787,162

Cash	770	7,142,507	221,360	993	501
Foreign cash*	283,507	91,360	1,382,930	57,214	254,646
Due from broker	—	—	31,698	—	—
Receivable for:
Fund shares sold	11,325	9,832	6,509	16,295	1,027,679
Dividends and interest	526,758	1,230,470	2,079,227	3,138,356	537,770
Investments sold	—	323,317	696,123	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,748	9,089	7,059	6,939	2
Due from investment adviser for expense reimbursements/fee waivers	176	—	54,359	—	141,482
Deferred offering costs	—	—	—	—	25,891
Variation margin on futures contracts	—	—	23,108	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	543,880,020	493,898,084	356,335,759	1,076,515,787	275,775,133

LIABILITIES:
Payable for:
Fund shares redeemed	170,432	135,521	128,396	381,486	53,976
Investments purchased	—	—	727,105	1,252,990	359,117
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Interest on forward sales contracts	—	—	—	—	—
Investment advisory and management fees	326,786	343,431	319,555	707,665	90,888
Service fees — Class 2	562	1,460	514	1,730	—
Service fees — Class 3	7,854	32,858	32,754	116,735	23
Transfer agent fees	215	204	234	146	102
Trustees’ fees and expenses	1,060	985	660	2,098	515
Other accrued expenses	115,306	126,805	415,539	196,081	201,627
Accrued foreign tax on capital gains	—	—	259,884	88,405	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	97,566	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	622,215	738,830	1,884,641	2,747,336	706,248

Net Assets	$543,257,805	$493,159,254	$354,451,118	$1,073,768,451	$275,068,885

* Cost
Investments (unaffiliated)	$460,938,565	$431,791,921	$266,017,623	$870,323,916	$250,793,880

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$281,929	$91,381	$1,387,578	$56,429	$247,674

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

403

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2017 — (unaudited)

	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value	SA International Index†
NET ASSETS REPRESENTED BY:
Paid-in capital	$415,918,790	$435,538,030	$358,491,419	$919,398,079	$247,718,075
Accumulated undistributed net investment income (loss)	14,216,958	11,130,917	10,326,300	40,343,274	3,917,586
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	40,086,237	(6,726,007)	(99,941,518)	(63,163,882)	721,847
Unrealized appreciation (depreciation) on investments	73,022,171	53,299,588	85,815,763	177,258,074	22,683,282
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	15,146	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	13,649	(83,274)	3,892	21,311	28,095
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(259,884)	(88,405)	—

Net Assets	$543,257,805	$493,159,254	$354,451,118	$1,073,768,451	$275,068,885

Class 1 (unlimited shares authorized):
Net assets	$501,525,897	$326,072,494	$191,568,265	$503,589,882	$274,957,694
Shares of beneficial interest issued and outstanding	23,183,865	31,209,987	22,171,118	30,035,297	24,698,509
Net asset value, offering and redemption price per share	$21.63	$10.45	$8.64	$16.77	$11.13

Class 2 (unlimited shares authorized):
Net assets	$4,433,377	$11,503,996	$4,143,137	$13,753,599	$—
Shares of beneficial interest issued and outstanding	205,554	1,106,644	482,185	821,093	—
Net asset value, offering and redemption price per share	$21.57	$10.40	$8.59	$16.75	$—

Class 3 (unlimited shares authorized):
Net assets	$37,298,531	$155,582,764	$158,739,716	$556,424,970	$111,191
Shares of beneficial interest issued and outstanding	1,738,819	15,003,607	18,628,204	33,328,007	10,000
Net asset value, offering and redemption price per share	$21.45	$10.37	$8.52	$16.70	$11.12

†	See Note 1

See Notes to Financial Statements

404

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2017 — (unaudited)

	Ultra Short Bond	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$42,700	$—	$—	$3,750
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,470,810	36,926,529	3,689,406	14,036,983	25,649,345

Total investment income*	3,470,810	36,969,229	3,689,406	14,036,983	25,653,095

EXPENSES:
Investment advisory and management fees	1,220,084	4,086,022	1,339,623	1,270,627	5,583,484
Services fees:
Class 2	11,207	17,072	4,681	7,574	6,942
Class 3	241,335	1,114,387	372,824	227,037	1,199,285
Transfer agent fees	2,091	1,182	1,182	1,497	1,213
Custodian and accounting fees	38,668	96,581	149,461	26,609	144,028
Reports to shareholders	23,639	72,398	21,967	19,308	86,020
Audit and tax fees	20,212	22,693	27,517	28,522	34,938
Legal fees	2,410	7,788	4,184	4,077	7,842
Trustees’ fees and expenses	6,418	19,063	5,392	5,360	22,385
Deferred offering costs	—	—	—	—	—
Interest expense	—	3,174	3,890	—	2,609
License fees	—	—	—	—	—
Other expenses	21,718	10,020	5,522	5,969	10,654

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,587,782	5,450,380	1,936,243	1,596,580	7,099,400
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	—	(932,613)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,587,782	5,450,380	1,936,243	1,596,580	6,166,787

Net investment income (loss)	1,883,028	31,518,849	1,753,163	12,440,403	19,486,308

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(169,241)	5,836,712	(1,993,310)	14,885,014	(958,050)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(949,430)	1,849,631	—	873,837
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(159,334)	—	(4)

Net realized gain (loss) on investments and foreign currencies	(169,241)	4,887,282	(303,013)	14,885,014	(84,217)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	714,978	34,614,401	22,292,239	(4,454,817)	30,276,240
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(312,908)	(2,839,169)	—	(29,861)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	888,550	—	3
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	714,978	34,301,493	20,341,620	(4,454,817)	30,246,382

Net realized and unrealized gain (loss) on investments and foreign currencies	545,737	39,188,775	20,038,607	10,430,197	30,162,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,428,765	$70,707,624	$21,791,770	$22,870,600	$49,648,473

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$1,503

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

405

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	SA Fixed Income Index#	Balanced	SA MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy
INVESTMENT INCOME:
Dividends (unaffiliated)	$68,637	$1,404,030	$4,253,352	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,111,246	1,221,909	3,563,960	19,726,141	10,557,970

Total investment income*	3,179,883	2,625,939	7,817,312	19,726,141	10,557,970

EXPENSES:
Investment advisory and management fees	404,815	749,855	1,740,781	12,112,199	6,781,717
Services fees:
Class 2	—	8,044	21,918	—	—
Class 3	122	179,280	390,086	14,489,260	7,826,156
Transfer agent fees	611	1,182	1,213	630	551
Custodian and accounting fees	18,080	64,948	56,281	85,792	44,460
Reports to shareholders	13,179	10,547	23,931	517,434	278,733
Audit and tax fees	20,990	29,660	20,736	14,495	14,495
Legal fees	3,760	3,219	4,167	58,911	34,187
Trustees’ fees and expenses	2,217	2,787	6,417	137,549	74,612
Deferred offering costs	24,110	—	—	—	—
Interest expense	—	—	—	3,307	1,473
License fees	36,299	—	—	—	—
Other expenses	2,762	6,480	12,030	44,903	29,463

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	526,945	1,056,002	2,277,560	27,464,480	15,085,847
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(68,034)	(7,480)	—	(546,560)	(263,466)
Fees paid indirectly (Note 5)	—	(1,245)	(1,278)	—	—

Net expenses	458,911	1,047,277	2,276,282	26,917,920	14,822,381

Net investment income (loss)	2,720,972	1,578,662	5,541,030	(7,191,779)	(4,264,411)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(28,371)	7,510,123	10,246,093	(207,900,573)	(112,824,276)
Net realized gain (loss) on investments (affiliated)	—	—	—	78,993,391	29,899,829
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(153,799)	—	442,682,614	193,676,063
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(5)	(5,743)	—	249,641

Net realized gain (loss) on investments and foreign currencies	(28,371)	7,356,319	10,240,350	313,775,432	111,001,257

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,928,411	4,376,329	14,570,207	20,140,340	11,120,730
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	653,872,387	361,883,822
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	42,589	—	72,643,872	39,213,276
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	5,229	—	10
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	2,928,411	4,418,918	14,575,436	746,656,599	412,217,838

Net realized and unrealized gain (loss) on investments and foreign currencies	2,900,040	11,775,237	24,815,786	1,060,432,031	523,219,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,621,012	$13,353,899	$30,356,816	$1,053,240,252	$518,954,684

* Net of foreign withholding taxes on interest and dividends of	$—	$679	$65,192	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#	For the period February 6, 2017 (commencement of operations) to July 31, 2017

See Notes to Financial Statements

406

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced	VCP Total Return BalancedSM	VCPSM Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,872,906	$2,414,999	$6,749,554	$—	$13,620,767
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,468,291	2,339,502	3,406,039	8,137,926	4,426,582

Total investment income*	5,341,197	4,754,501	10,155,593	8,137,926	18,047,349

EXPENSES:
Investment advisory and management fees	2,451,905	2,038,009	3,412,674	4,960,552	5,630,934
Services fees:
Class 2	—	—	—	—	—
Class 3	714,859	606,910	1,066,327	1,447,915	1,643,306
Transfer agent fees	401	392	463	393	401
Custodian and accounting fees	67,242	105,211	119,629	85,907	72,464
Reports to shareholders	34,934	27,847	43,283	58,085	56,439
Audit and tax fees	22,828	21,997	22,842	20,007	16,657
Legal fees	3,405	4,828	5,246	8,193	8,931
Trustees’ fees and expenses	6,150	5,207	8,932	13,217	14,916
Deferred offering costs	—	—	—	—	—
Interest expense	5,228	10,446	470	140	956
License fees	—	—	—	—	—
Other expenses	5,661	10,421	16,966	10,595	9,294

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,312,613	2,831,268	4,696,832	6,605,004	7,454,298
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	10,031	(28,563)	209,223	11,511	(328,688)
Fees paid indirectly (Note 5)	—	—	(74)	—	(9,672)

Net expenses	3,322,644	2,802,705	4,905,981	6,616,515	7,115,938

Net investment income (loss)	2,018,553	1,951,796	5,249,612	1,521,411	10,931,411

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	7,888,900	2,590,038	(1,744,970)	(3,596,225)	14,067,878
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	11,661,964	13,274,964	18,252,703	81,342,565	846,327
Net realized foreign exchange gain (loss) on other assets and liabilities	1,857,664	3,199,868	47,693	(500,687)	(3,552,109)

Net realized gain (loss) on investments and foreign currencies	21,408,528	19,064,870	16,555,426	77,245,653	11,362,096

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	13,448,429	9,834,590	56,186,602	4,665,676	30,841,631
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(535,385)	(1,191,959)	916,726	3,299,385	590,483
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	272,820	2,014,194	498	(182,574)	225,724
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	(2,735)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	13,185,864	10,656,825	57,103,826	7,779,752	31,657,838

Net realized and unrealized gain (loss) on investments and foreign currencies	34,594,392	29,721,695	73,659,252	85,025,405	43,019,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,612,945	$31,673,491	$78,908,864	$86,546,816	$53,951,345

* Net of foreign withholding taxes on interest and dividends of	$272,241	$146,501	$361,794	$288	$271,290

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

407

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	Telecom Utility	SA Large Cap Index†	Growth- Income	Equity Opportunities	SA Legg Mason BW Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$853,861	$18,318,409	$14,673,615	$4,463,724	$18,163,050
Dividends (affiliated)	—	49,063	—	—	—
Interest (unaffiliated)	5,710	14,253	5,211	2,574	16,725

Total investment income*	859,571	18,381,725	14,678,826	4,466,298	18,179,775

EXPENSES:
Investment advisory and management fees	166,027	3,443,637	3,009,897	1,513,928	5,246,271
Services fees:
Class 2	1,302	—	8,078	3,494	38,328
Class 3	33,118	—	289,231	124,644	668,312
Transfer agent fees	945	576	1,213	1,103	1,341
Custodian and accounting fees	15,266	85,326	56,542	22,370	80,550
Reports to shareholders	2,193	80,056	47,958	18,757	62,772
Audit and tax fees	18,871	19,466	17,802	17,627	17,938
Legal fees	2,722	24,961	5,982	3,678	2,758
Trustees’ fees and expenses	524	20,505	13,685	4,903	17,885
Deferred offering costs	—	—	—	—	—
Interest expense	—	4,746	883	—	9,306
License fees	—	86,091	—	—	—
Other expenses	3,307	14,945	10,462	5,923	17,544

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	244,275	3,780,309	3,461,733	1,716,427	6,163,005
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(947,000)	(1,109)	—	(367,232)
Fees paid indirectly (Note 5)	(1,396)	—	(2,383)	—	(6,379)

Net expenses	242,879	2,833,309	3,458,241	1,716,427	5,789,394

Net investment income (loss)	616,692	15,548,416	11,220,585	2,749,871	12,390,381

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	879,101	12,264,768	35,249,201	13,486,624	40,399,787
Net realized gain (loss) on investments (affiliated)	—	140,385	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	2,298,807	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(187,269)	—	—	(5,212)	—

Net realized gain (loss) on investments and foreign currencies	691,832	14,703,960	35,249,201	13,481,412	40,399,787

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,840,418	121,982,329	22,204,863	21,312,238	65,562,023
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	(58,909)	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	313,615	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(294,315)	—	—	3,846	7,972
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(6,036)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	3,540,067	122,237,035	22,204,863	21,316,084	65,569,995

Net realized and unrealized gain (loss) on investments and foreign currencies	4,231,899	136,940,995	57,454,064	34,797,496	105,969,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,848,591	$152,489,411	$68,674,649	$37,547,367	$118,360,163

* Net of foreign withholding taxes on interest and dividends of	$47,917	$—	$—	$28,254	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

408

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	“Dogs” of Wall Street	SA AB Growth	Capital Growth	SA MFS Massachusetts Investors Trust	Fundamental Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,434,141	$2,187,334	$2,115,010	$9,415,205	$567,696
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	643	19,217	4,088	41,197	1,141

Total investment income*	5,434,784	2,206,551	2,119,098	9,456,402	568,837

EXPENSES:
Investment advisory and management fees	1,075,789	1,644,188	1,349,571	3,750,538	618,355
Services fees:
Class 2	5,396	15,240	1,282	6,909	1,881
Class 3	204,270	154,334	68,804	503,931	85,050
Transfer agent fees	1,064	1,213	1,026	1,182	946
Custodian and accounting fees	17,079	25,391	16,584	54,759	11,445
Reports to shareholders	16,199	24,371	14,562	49,332	6,715
Audit and tax fees	17,520	17,530	17,813	18,099	18,240
Legal fees	3,590	4,095	3,196	5,883	2,995
Trustees’ fees and expenses	4,336	6,155	3,563	13,244	714
Deferred offering costs	—	—	—	—	—
Interest expense	244	—	—	322	30
License fees	—	—	—	—	—
Other expenses	5,737	6,792	6,181	11,837	3,968

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,351,224	1,899,309	1,482,582	4,416,036	750,339
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(174,650)	—	—
Fees paid indirectly (Note 5)	—	(848)	(14,546)	(12,470)	(988)

Net expenses	1,351,224	1,898,461	1,293,386	4,403,566	749,351

Net investment income (loss)	4,083,560	308,090	825,712	5,052,836	(180,514)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	17,389,752	23,291,863	7,054,571	41,033,614	9,922,679
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	9,924	—

Net realized gain (loss) on investments and foreign currencies	17,389,752	23,291,863	7,054,571	41,043,538	9,922,679

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(145,165)	48,841,061	21,944,476	67,933,458	14,551,890
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	81	3,105	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(145,165)	48,841,061	21,944,557	67,936,563	14,551,890

Net realized and unrealized gain (loss) on investments and foreign currencies	17,244,587	72,132,924	28,999,128	108,980,101	24,474,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,328,147	$72,441,014	$29,824,840	$114,032,937	$24,294,055

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$145,785	$5,105

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

409

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,376,000	$6,696,402	$4,012,579	$1,097,805	$213,555
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	5,127	2,206	192,865	4,259	674

Total investment income*	3,381,127	6,698,608	4,205,444	1,102,064	214,229

EXPENSES:
Investment advisory and management fees	1,769,196	1,437,941	1,863,656	1,313,343	360,736
Services fees:
Class 2	2,548	4,607	—	10,607	2,322
Class 3	153,958	271,581	273,968	185,103	34,597
Transfer agent fees	946	973	630	1,261	1,261
Custodian and accounting fees	29,698	25,164	25,603	17,551	11,131
Reports to shareholders	24,258	17,223	16,767	15,512	4,441
Audit and tax fees	17,947	17,521	17,763	17,824	17,588
Legal fees	4,106	3,836	3,958	3,632	2,860
Trustees’ fees and expenses	6,233	4,658	5,037	4,076	1,136
Deferred offering costs	—	—	—	—	—
Interest expense	263	6,146	—	—	—
License fees	—	—	—	—	—
Other expenses	5,488	6,304	5,938	5,143	3,453

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,014,641	1,795,954	2,213,320	1,574,052	439,525
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	(1,014)	—
Fees paid indirectly (Note 5)	—	(10,112)	—	(1,827)	(1,974)

Net expenses	2,014,641	1,785,842	2,213,320	1,571,211	437,551

Net investment income (loss)	1,366,486	4,912,766	1,992,124	(469,147)	(223,322)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	7,470,934	5,353,735	19,545,000	19,652,166	7,937,386
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,050)	—	—

Net realized gain (loss) on investments and foreign currencies	7,470,934	5,353,735	19,543,950	19,652,166	7,937,386

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	45,249,469	7,534,881	(20,417,517)	22,637,926	4,093,474
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	5,800	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	45,249,469	7,534,881	(20,411,717)	22,637,926	4,093,474

Net realized and unrealized gain (loss) on investments and foreign currencies	52,720,403	12,888,616	(867,767)	42,290,092	12,030,860

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,086,889	$17,801,382	$1,124,357	$41,820,945	$11,807,538

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$33,809	$9,648	$1,675

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

410

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	Growth Opportunities	SA Janus Focused Growth	Technology	Small & Mid Cap Value	SA Index Allocation 60/40#
INVESTMENT INCOME:
Dividends (unaffiliated)	$654,876	$1,440,216	$273,629	$4,352,188	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	3,104	49,195	892	5,720	—

Total investment income*	657,980	1,489,411	274,521	4,357,908	—

EXPENSES:
Investment advisory and management fees	1,035,376	1,216,191	330,839	2,743,777	3,145
Services fees:
Class 2	2,378	6,779	3,262	10,598	—
Class 3	208,272	166,593	60,267	615,449	7,738
Transfer agent fees	952	1,033	867	709	397
Custodian and accounting fees	15,998	15,037	11,496	34,995	5,928
Reports to shareholders	12,421	14,421	4,160	24,804	6,761
Audit and tax fees	17,841	17,529	27,898	17,536	15,193
Legal fees	3,401	9,659	2,721	4,417	3,760
Trustees’ fees and expenses	3,312	3,221	749	7,441	33
Deferred offering costs	—	—	—	—	28,932
Interest expense	401	—	37	—	—
License fees	—	—	—	—	—
Other expenses	4,550	5,048	4,172	6,967	2,103

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,304,902	1,455,511	446,468	3,466,693	73,990
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(143,081)	(33,084)	—	(60,592)
Fees paid indirectly (Note 5)	(4,116)	(224)	(9,519)	(12,171)	—

Net expenses	1,300,786	1,312,206	403,865	3,454,522	13,398

Net investment income (loss)	(642,806)	177,205	(129,344)	903,386	(13,398)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	16,770,669	6,152,257	4,721,784	21,525,846	—
Net realized gain (loss) on investments (affiliated)	—	—	—	—	10,413
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(361)	(1,457)	—	—

Net realized gain (loss) on investments and foreign currencies	16,770,669	6,151,896	4,720,327	21,525,846	10,413

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	12,964,337	35,168,147	4,471,455	(14,096,466)	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	346,061
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,662	—	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	12,964,337	35,169,809	4,471,455	(14,096,466)	346,061

Net realized and unrealized gain (loss) on investments and foreign currencies	29,735,006	41,321,705	9,191,782	7,429,380	356,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,092,200	$41,498,910	$9,062,438	$8,332,766	$343,076

* Net of foreign withholding taxes on interest and dividends of	$5,269	$7,328	$—	$185	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#	For the period February 6, 2017 (commencement of operations) to July 31, 2017

See Notes to Financial Statements

411

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	SA Index Allocation 80/20#	SA Index Allocation 90/10#	SA Mid Cap Index#	SA Small Cap Index#	International Growth and Income
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$768,284	$597,842	$6,837,119
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	508	671	17,611

Total investment income*	—	—	768,792	598,513	6,854,730

EXPENSES:
Investment advisory and management fees	4,870	12,754	148,806	145,530	1,522,394
Services fees:
Class 2	—	—	—	—	4,434
Class 3	12,051	31,758	124	125	177,595
Transfer agent fees	405	459	550	611	1,265
Custodian and accounting fees	5,928	5,929	20,652	68,156	28,208
Reports to shareholders	6,902	7,527	9,582	9,145	14,644
Audit and tax fees	15,193	15,193	20,990	20,990	42,288
Legal fees	3,760	3,760	3,761	3,761	5,414
Trustees’ fees and expenses	48	119	722	606	2,936
Deferred offering costs	28,932	28,932	24,109	24,109	—
Interest expense	—	—	216	110	37
License fees	—	—	12,227	24,969	—
Other expenses	2,104	2,107	2,356	2,335	4,816

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	80,193	108,538	244,095	300,447	1,804,031
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(59,375)	(53,824)	(45,564)	(113,210)	(81,203)
Fees paid indirectly (Note 5)	—	—	—	—	(1,789)

Net expenses	20,818	54,714	198,531	187,237	1,721,039

Net investment income (loss)	(20,818)	(54,714)	570,261	411,276	5,133,691

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	—	—	652,953	406,848	3,943,488
Net realized gain (loss) on investments (affiliated)	20,793	24,933	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	64	99	(838,374)

Net realized gain (loss) on investments and foreign currencies	20,793	24,933	653,017	406,947	3,105,114

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	2,439,425	2,771,391	36,595,464
Change in unrealized appreciation (depreciation) on investments (affiliated)	628,198	1,903,334	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	789,288
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	628,198	1,903,334	2,439,425	2,771,391	37,384,752

Net realized and unrealized gain (loss) on investments and foreign currencies	648,991	1,928,267	3,092,442	3,178,338	40,489,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$628,173	$1,873,553	$3,662,703	$3,589,614	$45,623,557

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$857,781

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#	For the period February 6, 2017 (commencement of operations) to July 31, 2017

See Notes to Financial Statements

412

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2017 — (unaudited)

	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value	SA International Index#
INVESTMENT INCOME:
Dividends (unaffiliated)	$7,394,813	$7,372,228	$6,712,269	$19,749,468	$4,475,758
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,663	—	2,048	7,279	1,247

Total investment income*	7,397,476	7,372,228	6,714,317	19,756,747	4,477,005

EXPENSES:
Investment advisory and management fees	1,927,059	1,948,256	1,793,934	4,104,114	430,224
Services fees:
Class 2	3,255	8,526	2,858	10,026	—
Class 3	45,214	191,666	186,651	680,457	126
Transfer agent fees	1,136	1,103	1,338	788	596
Custodian and accounting fees	46,864	52,502	128,805	109,138	165,107
Reports to shareholders	23,770	22,105	20,275	44,425	12,410
Audit and tax fees	36,327	24,714	23,556	43,962	20,990
Legal fees	7,101	3,582	6,860	7,161	3,761
Trustees’ fees and expenses	6,579	5,495	3,808	12,573	1,723
Deferred offering costs	—	—	—	—	24,109
Interest expense	7,167	—	1,070	—	—
License fees	—	—	—	—	50,384
Other expenses	6,483	6,224	7,118	8,304	2,486

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,110,955	2,264,173	2,176,273	5,020,948	711,916
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(176)	—	(157,247)	—	(152,497)
Fees paid indirectly (Note 5)	(2,576)	(3,720)	(4,444)	(1,619)	—

Net expenses	2,108,203	2,260,453	2,014,582	5,019,329	559,419

Net investment income (loss)	5,289,273	5,111,775	4,699,735	14,737,418	3,917,586

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	45,184,369	5,066,215	17,233,684	17,418,845	485,848
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	448,975	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(86,754)	(590,623)	61,895	(41,610)	235,999

Net realized gain (loss) on investments and foreign currencies	45,097,615	4,475,592	17,744,554	17,377,235	721,847

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,531,130	56,206,091	42,281,605	90,715,917	22,683,282
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	(76,805)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	25,130	300,435	(11,396)	108,490	28,095
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(11,895)	181,680	—

Net unrealized gain (loss) on investments and foreign currencies	3,556,260	56,506,526	42,181,509	91,006,087	22,711,377

Net realized and unrealized gain (loss) on investments and foreign currencies	48,653,875	60,982,118	59,926,063	108,383,322	23,433,224

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,943,148	$66,093,893	$64,625,798	$123,120,740	$27,350,810

* Net of foreign withholding taxes on interest and dividends of	$499,841	$1,016,357	$957,410	$2,611,864	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$42,872	$155,239	$—

#	For the period February 6, 2017 (commencement of operations) to July 31, 2017

See Notes to Financial Statements

413

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Ultra Short Bond		Corporate Bond		Global Bond
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,883,028	$824,887	$31,518,849	$70,606,039	$1,753,163	$3,141,639
Net realized gain (loss) on investments and foreign currencies	(169,241)	(261,951)	4,887,282	7,433,658	(303,013)	2,676,148
Net unrealized gain (loss) on investments and foreign currencies	714,978	(851,461)	34,301,493	82,622,242	20,341,620	(3,881,756)

Net increase (decrease) in net assets resulting from operations	2,428,765	(288,525)	70,707,624	160,661,939	21,791,770	1,936,031

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(36,107,209)	—	(808,388)
Net investment income — Class 2	—	—	—	(1,108,181)	—	(8,931)
Net investment income — Class 3	—	—	—	(37,130,919)	—	(204,822)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	(74,346,309)	—	(1,022,141)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	17,951,897	188,208,286	(90,695,796)	(261,513,020)	(66,875,758)	(11,723,031)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,380,662	187,919,761	(19,988,172)	(175,197,390)	(45,083,988)	(10,809,141)

NET ASSETS:
Beginning of period	521,435,348	333,515,587	1,630,953,149	1,806,150,539	483,857,038	494,666,179

End of period†	$541,816,010	$521,435,348	$1,610,964,977	$1,630,953,149	$438,773,050	$483,857,038

† Includes accumulated undistributed net investment income (loss)	$2,648,886	$765,858	$102,028,633	$70,509,784	$6,722,408	$4,969,245

See	Notes to Financial Statements

414

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		SA JPMorgan MFS Core Bond		SA Fixed Income Index
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the period February 6, 2017@ through July 31, 2017 (unaudited)
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,440,403	$33,138,023	$19,486,308	$39,737,660	$2,720,972
Net realized gain (loss) on investments and foreign currencies	14,885,014	(10,807,403)	(84,217)	(3,220,598)	(28,371)
Net unrealized gain (loss) on investments and foreign currencies	(4,454,817)	81,096,503	30,246,382	10,241,614	2,928,411

Net increase (decrease) in net assets resulting from operations	22,870,600	103,427,123	49,648,473	46,758,676	5,621,012

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(18,791,932)	—	(19,743,843)	—
Net investment income — Class 2	—	(688,200)	—	(172,550)	—
Net investment income — Class 3	—	(11,487,404)	—	(15,696,762)	—
Net realized gain on securities — Class 1	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—

Total distributions to shareholders	—	(30,967,536)	—	(35,613,155)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(108,452,774)	(92,588,388)	(104,154,482)	(89,374,897)	288,704,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,582,174)	(20,128,801)	(54,506,009)	(78,229,376)	294,325,418

NET ASSETS:
Beginning of period	488,982,209	509,111,010	1,932,839,103	2,011,068,479	—

End of period†	$403,400,035	$488,982,209	$1,878,333,094	$1,932,839,103	$294,325,418

† Includes accumulated undistributed net investment income (loss)	$45,411,018	$32,970,615	$63,175,801	$43,689,493	$2,720,972

@	Commencement of operations

See Notes to Financial Statements

415

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Balanced		SA MFS Total Return		SunAmerica Dynamic Allocation
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,578,662	$2,778,053	$5,541,030	$10,695,489	$(7,191,779)	$113,368,713
Net realized gain (loss) on investments and foreign currencies	7,356,319	13,375,147	10,240,350	32,178,484	313,775,432	380,019,837
Net unrealized gain (loss) on investments and foreign currencies	4,418,918	9,657,310	14,575,436	20,239,822	746,656,599	620,198,291

Net increase (decrease) in net assets resulting from operations	13,353,899	25,810,510	30,356,816	63,113,795	1,053,240,252	1,113,586,841

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,326,218)	—	(4,510,184)	—	—
Net investment income — Class 2	—	(156,504)	—	(650,225)	—	—
Net investment income — Class 3	—	(1,924,977)	—	(6,209,287)	—	(164,596,577)
Net realized gain on securities — Class 1	—	(3,490,943)	—	(11,375,316)	—	—
Net realized gain on securities — Class 2	—	(455,690)	—	(1,773,224)	—	—
Net realized gain on securities — Class 3	—	(5,912,950)	—	(17,717,002)	—	—

Total distributions to shareholders	—	(13,267,282)	—	(42,235,238)	—	(164,596,577)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(2,921,708)	5,015,097	(26,982,462)	(11,772,205)	(397,470,709)	(311,869,973)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,432,191	17,558,325	3,374,354	9,106,352	655,769,543	637,120,291

NET ASSETS:
Beginning of period	228,947,417	211,389,092	534,626,239	525,519,887	11,332,242,743	10,695,122,452

End of period†	$239,379,608	$228,947,417	$538,000,593	$534,626,239	$11,988,012,286	$11,332,242,743

† Includes accumulated undistributed net investment income (loss)	$5,198,224	$3,619,562	$18,069,399	$12,528,369	$124,361,916	$131,553,695

See Notes to Financial Statements

416

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SunAmerica Dynamic Strategy		SA BlackRock VCP Global Multi Asset		SA Schroders VCP Global Allocation
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(4,264,411)	$60,274,289	$2,018,553	$293,447	$1,951,796	$887,814
Net realized gain (loss) on investments and foreign currencies	111,001,257	158,277,360	21,408,528	897,020	19,064,870	8,481,571
Net unrealized gain (loss) on investments and foreign currencies	412,217,838	382,951,321	13,185,864	5,711,206	10,656,825	3,902,875

Net increase (decrease) in net assets resulting from operations	518,954,684	601,502,970	36,612,945	6,901,673	31,673,491	13,272,260

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(104)	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(86,298,183)	—	(257,816)	—	—
Net realized gain on securities — Class 1	—	—	—	(814)	—	(1,404)
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	(3,502,491)	—	(4,918,907)

Total distributions to shareholders	—	(86,298,183)	—	(3,761,225)	—	(4,920,311)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(220,327,851)	(233,736,379)	118,037,902	469,399,745	106,349,783	386,885,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	298,626,833	281,468,408	154,650,847	472,540,193	138,023,274	395,237,287

NET ASSETS:
Beginning of period	6,148,393,238	5,866,924,830	484,830,092	12,289,899	407,611,145	12,373,858

End of period†	$6,447,020,071	$6,148,393,238	$639,480,939	$484,830,092	$545,634,419	$407,611,145

† Includes accumulated undistributed net investment income (loss)	$64,413,238	$68,677,649	$221,092	$(1,797,461)	$1,465,909	$(485,887)

See Notes to Financial Statements

417

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price VCP Balanced		VCP Total Return BalancedSM		VCPSM Value
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,249,612	$2,110,426	$1,521,411	$(982,382)	$10,931,411	$11,317,867
Net realized gain (loss) on investments and foreign currencies	16,555,426	(552,113)	77,245,653	69,085,699	11,362,096	(18,662,371)
Net unrealized gain (loss) on investments and foreign currencies	57,103,826	22,730,831	7,779,752	18,087,630	31,657,838	151,875,032

Net increase (decrease) in net assets resulting from operations	78,908,864	24,289,144	86,546,816	86,190,947	53,951,345	144,530,528

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(396)	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(1,987,117)	—	—	—	(6,091,754)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	(106,877)

Total distributions to shareholders	—	(1,987,513)	—	—	—	(6,198,631)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	225,460,787	650,484,034	77,607,398	411,085,344	191,463,538	325,828,415

TOTAL INCREASE (DECREASE) IN NET ASSETS	304,369,651	672,785,665	164,154,214	497,276,291	245,414,883	464,160,312

NET ASSETS:
Beginning of period	686,357,830	13,572,165	1,070,051,908	572,775,617	1,183,111,850	718,951,538

End of period†	$990,727,481	$686,357,830	$1,234,206,122	$1,070,051,908	$1,428,526,733	$1,183,111,850

† Includes accumulated undistributed net investment income (loss)	$5,509,373	$259,761	$(543,341)	$(2,064,752)	$23,295,410	$12,363,999

See	Notes to Financial Statements

418

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Telecom Utility		SA Large Cap Index††		Growth-Income
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$616,692	$923,119	$15,548,416	$27,935,645	$11,220,585	$23,453,867
Net realized gain (loss) on investments and foreign currencies	691,832	772,294	14,703,960	21,967,833	35,249,201	55,759,533
Net unrealized gain (loss) on investments and foreign currencies	3,540,067	3,756,608	122,237,035	220,349,841	22,204,863	125,079,150

Net increase (decrease) in net assets resulting from operations	4,848,591	5,452,021	152,489,411	270,253,319	68,674,649	204,292,550

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(472,912)	—	(22,770,395)	—	(17,587,962)
Net investment income — Class 2	—	(54,065)	—	—	—	(189,272)
Net investment income — Class 3	—	(700,998)	—	—	—	(3,650,962)
Net realized gain on securities — Class 1	—	(332,659)	—	(15,670,929)	—	(30,425,706)
Net realized gain on securities — Class 2	—	(40,335)	—	—	—	(357,166)
Net realized gain on securities — Class 3	—	(542,287)	—	—	—	(7,226,606)

Total distributions to shareholders	—	(2,143,256)	—	(38,441,324)	—	(59,437,674)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,109,980)	(1,930,580)	(8,960,990)	157,682,643	(102,697,263)	19,201,435

TOTAL INCREASE (DECREASE) IN NET ASSETS	738,611	1,378,185	143,528,421	389,494,638	(34,022,614)	164,056,311

NET ASSETS:
Beginning of period	44,744,967	43,366,782	1,709,588,846	1,320,094,208	1,137,359,255	973,302,944

End of period†	$45,483,578	$44,744,967	$1,853,117,267	$1,709,588,846	$1,103,336,641	$1,137,359,255

† Includes accumulated undistributed net investment income (loss)	$1,689,686	$1,072,994	$45,087,648	$29,539,232	$34,675,342	$23,454,757

†† See Note 1

See Notes to Financial Statements

419

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Opportunities		SA Legg Mason BW Large Cap Value		“Dogs” of Wall Street
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,749,871	$4,245,488	$12,390,381	$24,747,041	$4,083,560	$8,185,662
Net realized gain (loss) on investments and foreign currencies	13,481,412	10,035,833	40,399,787	51,889,808	17,389,752	29,696,605
Net unrealized gain (loss) on investments and foreign currencies	21,316,084	49,813,417	65,569,995	205,695,822	(145,165)	26,801,667

Net increase (decrease) in net assets resulting from operations	37,547,367	64,094,738	118,360,163	282,332,671	21,328,147	64,683,934

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,259,434)	—	(7,742,250)	—	(4,198,072)
Net investment income — Class 2	—	(29,485)	—	(370,400)	—	(146,388)
Net investment income — Class 3	—	(484,435)	—	(3,294,146)	—	(2,983,168)
Net realized gain on securities — Class 1	—	(9,264,820)	—	(219,349,231)	—	(9,698,259)
Net realized gain on securities — Class 2	—	(156,324)	—	(13,022,916)	—	(363,074)
Net realized gain on securities — Class 3	—	(2,855,804)	—	(134,408,678)	—	(7,645,649)

Total distributions to shareholders	—	(15,050,302)	—	(378,187,621)	—	(25,034,610)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(17,125,012)	41,649,916	(130,304,016)	357,595,480	(11,660,164)	262,761

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,422,355	90,694,352	(11,943,853)	261,740,530	9,667,983	39,912,085

NET ASSETS:
Beginning of period	400,982,034	310,287,682	1,482,461,934	1,220,721,404	353,895,494	313,983,409

End of period†	$421,404,389	$400,982,034	$1,470,518,081	$1,482,461,934	$363,563,477	$353,895,494

† Includes accumulated undistributed net investment income (loss)	$6,718,159	$3,968,288	$37,142,578	$24,752,197	$12,269,223	$8,185,663

See Notes to Financial Statements

420

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA AB Growth		Capital Growth		SA MFS Massachusetts Investors Trust
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$308,090	$156,521	$825,712	$968,100	$5,052,836	$8,481,713
Net realized gain (loss) on investments and foreign currencies	23,291,863	39,817,501	7,054,571	3,259,474	41,043,538	31,993,624
Net unrealized gain (loss) on investments and foreign currencies	48,841,061	25,564,215	21,944,557	20,558,198	67,936,563	124,360,974

Net increase (decrease) in net assets resulting from operations	72,441,014	65,538,237	29,824,840	24,785,772	114,032,937	164,836,311

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(755,173)	—	(362,540)	—	(6,019,060)
Net investment income — Class 2	—	(7,743)	—	(383)	—	(60,617)
Net investment income — Class 3	—	—	—	—	—	(2,416,839)
Net realized gain on securities — Class 1	—	(46,597,952)	—	(798,580)	—	(58,479,919)
Net realized gain on securities — Class 2	—	(2,547,850)	—	(6,937)	—	(750,559)
Net realized gain on securities — Class 3	—	(15,561,207)	—	(205,377)	—	(33,276,993)

Total distributions to shareholders	—	(65,469,925)	—	(1,373,817)	—	(101,003,987)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(14,168,380)	8,175,988	51,027,516	118,648,183	(67,707,204)	10,326,737

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,272,634	8,244,300	80,852,356	142,060,138	46,325,733	74,159,061

NET ASSETS:
Beginning of period	500,796,583	492,552,283	279,597,320	137,537,182	1,091,713,572	1,017,554,511

End of period†	$559,069,217	$500,796,583	$360,449,676	$279,597,320	$1,138,039,305	$1,091,713,572

† Includes accumulated undistributed net investment income (loss)	$466,732	$158,642	$1,793,778	$968,066	$14,366,852	$9,314,016

See Notes to Financial Statements

421

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Fundamental Growth		Blue Chip Growth		Real Estate
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(180,514)	$117,806	$1,366,486	$3,438,326	$4,912,766	$9,005,241
Net realized gain (loss) on investments and foreign currencies	9,922,679	7,835,885	7,470,934	12,742,882	5,353,735	43,694,491
Net unrealized gain (loss) on investments and foreign currencies	14,551,890	11,352,238	45,249,469	65,326,841	7,534,881	(5,336,319)

Net increase (decrease) in net assets resulting from operations	24,294,055	19,305,929	54,086,889	81,508,049	17,801,382	47,363,413

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(2,343,155)	—	(4,388,149)
Net investment income — Class 2	—	—	—	(14,284)	—	(152,370)
Net investment income — Class 3	—	—	—	(412,593)	—	(4,332,139)
Net realized gain on securities — Class 1	—	(6,235,267)	—	(11,939,670)	—	(9,339,691)
Net realized gain on securities — Class 2	—	(218,546)	—	(101,691)	—	(348,504)
Net realized gain on securities — Class 3	—	(5,856,473)	—	(3,491,829)	—	(10,527,721)

Total distributions to shareholders	—	(12,310,286)	—	(18,303,222)	—	(29,088,574)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(14,198,197)	(46,984,162)	(21,386,870)	(20,267,733)	(81,500,809)	(40,060,643)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,095,858	(39,988,519)	32,700,019	42,937,094	(63,699,427)	(21,785,804)

NET ASSETS:
Beginning of period	140,743,931	180,732,450	513,381,155	470,444,061	402,188,626	423,974,430

End of period†	$150,839,789	$140,743,931	$546,081,174	$513,381,155	$338,489,199	$402,188,626

† Includes accumulated undistributed net investment income (loss)	$43,169	$223,683	$5,096,683	$3,730,197	$13,918,004	$9,005,238

See Notes to Financial Statements

422

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Company Value		Mid-Cap Growth		Aggressive Growth
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,992,124	$1,763,126	$(469,147)	$(670,638)	$(223,322)	$(325,127)
Net realized gain (loss) on investments and foreign currencies	19,543,950	44,075,678	19,652,166	19,303,781	7,937,386	12,761,867
Net unrealized gain (loss) on investments and foreign currencies	(20,411,717)	96,775,595	22,637,926	40,082,442	4,093,474	11,846,922

Net increase (decrease) in net assets resulting from operations	1,124,357	142,614,399	41,820,945	58,715,585	11,807,538	24,283,662

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,571,580)	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(949,082)	—	—	—	—
Net realized gain on securities — Class 1	—	(24,009,859)	—	(22,287,126)	—	—
Net realized gain on securities — Class 2	—	—	—	(1,730,692)	—	—
Net realized gain on securities — Class 3	—	(23,268,335)	—	(17,464,689)	—	—

Total distributions to shareholders	—	(49,798,856)	—	(41,482,507)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(83,596,702)	(93,515,491)	(33,506,726)	(40,489,395)	(5,252,673)	(64,545,121)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,472,345)	(699,948)	8,314,219	(23,256,317)	6,554,865	(40,261,459)

NET ASSETS:
Beginning of period	437,982,201	438,682,149	342,134,614	365,390,931	92,610,197	132,871,656

End of period†	$355,509,856	$437,982,201	$350,448,833	$342,134,614	$99,165,062	$92,610,197

† Includes accumulated undistributed net investment income (loss)	$3,736,308	$1,744,184	$(516,173)	$(47,026)	$(286,917)	$(63,595)

See Notes to Financial Statements

423

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Growth Opportunities		SA Janus Focused Growth		Technology
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(642,806)	$(1,215,831)	$177,205	$(424,736)	$(129,344)	$(209,257)
Net realized gain (loss) on investments and foreign currencies	16,770,669	10,100,473	6,151,896	24,166,384	4,720,327	10,437,840
Net unrealized gain (loss) on investments and foreign currencies	12,964,337	40,607,688	35,169,809	2,424,968	4,471,455	6,625,702

Net increase (decrease) in net assets resulting from operations	29,092,200	49,492,330	41,498,910	26,166,616	9,062,438	16,854,285

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	(8,357,886)	—	(11,011,715)	—	—
Net realized gain on securities — Class 2	—	(249,280)	—	(856,434)	—	—
Net realized gain on securities — Class 3	—	(14,262,011)	—	(12,118,668)	—	—

Total distributions to shareholders	—	(22,869,177)	—	(23,986,817)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(30,904,833)	(2,964,715)	29,078,266	(295,768)	854,482	(6,810,842)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,812,633)	23,658,438	70,577,176	1,884,031	9,916,920	10,043,443

NET ASSETS:
Beginning of period	275,223,402	251,564,964	252,722,905	250,838,874	59,869,533	49,826,090

End of period†	$273,410,769	$275,223,402	$323,300,081	$252,722,905	$69,786,453	$59,869,533

† Includes accumulated undistributed net investment income (loss)	$(830,699)	$(187,893)	$39,738	$(137,467)	$(178,141)	$(48,797)

See Notes to Financial Statements

424

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small & Mid Cap Value		SA Index Allocation 60/40	SA Index Allocation 80/20
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the period February 6, 2017@ through July 31, 2017 (unaudited)	For the period February 6, 2017@ through July 31, 2017 (unaudited)
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$903,386	$1,047,161	$(13,398)	$(20,818)
Net realized gain (loss) on investments and foreign currencies	21,525,846	54,681,360	10,413	20,793
Net unrealized gain (loss) on investments and foreign currencies	(14,096,466)	127,743,392	346,061	628,198

Net increase (decrease) in net assets resulting from operations	8,332,766	183,471,913	343,076	628,173

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(413,233)	—	—
Net investment income — Class 2	—	(33,500)	—	—
Net investment income — Class 3	—	(635,478)	—	—
Net realized gain on securities — Class 1	—	(5,166,491)	—	—
Net realized gain on securities — Class 2	—	(709,615)	—	—
Net realized gain on securities — Class 3	—	(24,286,497)	—	—

Total distributions to shareholders	—	(31,244,814)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(35,476,688)	(79,965,667)	12,859,134	26,034,254

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,143,922)	72,261,432	13,202,210	26,662,427

NET ASSETS:
Beginning of period	621,490,611	549,229,179	—	—

End of period†	$594,346,689	$621,490,611	$13,202,210	$26,662,427

† Includes accumulated undistributed net investment income (loss)	$1,950,547	$1,047,161	$(13,398)	$(20,818)

@	Commencement of operations

See Notes to Financial Statements

425

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 90/10	SA Mid Cap Index	SA Small Cap Index
	For the period February 6, 2017@ through July 31, 2017 (unaudited)	For the period February 6, 2017@ through July 31, 2017 (unaudited)	For the period February 6, 2017@ through July 31, 2017 (unaudited)
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(54,714)	$570,261	$411,276
Net realized gain (loss) on investments and foreign currencies	24,933	653,017	406,947
Net unrealized gain (loss) on investments and foreign currencies	1,903,334	2,439,425	2,771,391

Net increase (decrease) in net assets resulting from operations	1,873,553	3,662,703	3,589,614

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—
Net investment income — Class 2	—	—	—
Net investment income — Class 3	—	—	—
Net realized gain on securities — Class 1	—	—	—
Net realized gain on securities — Class 2	—	—	—
Net realized gain on securities — Class 3	—	—	—

Total distributions to shareholders	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	72,756,042	134,530,023	114,965,369

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,629,595	138,192,726	118,554,983

NET ASSETS:
Beginning of period	—	—	—

End of period†	$74,629,595	$138,192,726	$118,554,983

† Includes accumulated undistributed net investment income (loss)	$(54,714)	$570,261	$411,276

@	Commencement of operations

See Notes to Financial Statements

426

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,133,691	$6,858,308	$5,289,273	$8,941,150	$5,111,775	$7,763,498
Net realized gain (loss) on investments and foreign currencies	3,105,114	(4,396,470)	45,097,615	2,397,750	4,475,592	(5,043,183)
Net unrealized gain (loss) on investments and foreign currencies	37,384,752	28,332,422	3,556,260	71,861,410	56,506,526	17,084,385

Net increase (decrease) in net assets resulting from operations	45,623,557	30,794,260	53,943,148	83,200,310	66,093,893	19,804,700

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,595,685)	—	(7,514,271)	—	(3,956,000)
Net investment income — Class 2	—	(98,156)	—	(53,529)	—	(123,548)
Net investment income — Class 3	—	(2,252,932)	—	(401,782)	—	(1,437,566)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(5,946,773)	—	(7,969,582)	—	(5,517,114)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(55,165,978)	(24,746,171)	(67,909,895)	(78,224,255)	(36,057,175)	50,553,768

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,542,421)	101,316	(13,966,747)	(2,993,527)	30,036,718	64,841,354

NET ASSETS:
Beginning of period	340,966,180	340,864,864	557,224,552	560,218,079	463,122,536	398,281,182

End of period†	$331,423,759	$340,966,180	$543,257,805	$557,224,552	$493,159,254	$463,122,536

† Includes accumulated undistributed net investment income (loss)	$11,124,357	$5,990,666	$14,216,958	$8,927,685	$11,130,917	$6,019,142

See Notes to Financial Statements

427

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value		SA International Index
	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the six months ended July 31, 2017 (unaudited)	For the year ended January 31, 2017	For the period February 6, 2017@ through July 31, 2017 (unaudited)
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,699,735	$5,878,114	$14,737,418	$26,011,979	$3,917,586
Net realized gain (loss) on investments and foreign currencies	17,744,554	(22,600,711)	17,377,235	(80,794,319)	721,847
Net unrealized gain (loss) on investments and foreign currencies	42,181,509	101,678,882	91,006,087	193,901,887	22,711,377

Net increase (decrease) in net assets resulting from operations	64,625,798	84,956,285	123,120,740	139,119,547	27,350,810

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,301,199)	—	(10,511,689)	—
Net investment income — Class 2	—	(64,803)	—	(234,604)	—
Net investment income — Class 3	—	(2,312,110)	—	(9,051,837)	—
Net realized gain on securities — Class 1	—	—	—	(10,397,347)	—
Net realized gain on securities — Class 2	—	—	—	(258,050)	—
Net realized gain on securities — Class 3	—	—	—	(10,427,933)	—

Total distributions to shareholders	—	(5,678,112)	—	(40,881,460)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(29,284,542)	(130,108,208)	(149,421,754)	(132,097,129)	247,718,075

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,341,256	(50,830,035)	(26,301,014)	(33,859,042)	275,068,885

NET ASSETS:
Beginning of period	319,109,862	369,939,897	1,100,069,465	1,133,928,507	—

End of period†	$354,451,118	$319,109,862	$1,073,768,451	$1,100,069,465	$275,068,885

† Includes accumulated undistributed net investment income (loss)	$10,326,300	$5,626,565	$40,343,274	$25,605,856	$3,917,586

@	Commencement of operations

See Notes to Financial Statements

428

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2017 (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of fifty separate investment series, forty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”). AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective May 1, 2016, the name of the Equity Index Portfolio was changed to SA Large Cap Index Portfolio.

Effective February 6, 2017, the SA Fixed Income Index Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio, SA Mid Cap Index Portfolio, SA Small Cap Index Portfolio and SA International Index commenced operations.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in bonds.

The Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

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The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility. Its strategy is to invest, under normal circumstances, at least 65% of its net assets in income-producing equity securities.

The Telecom Utility Portfolio seeks total return. Its strategy is to invest, under normal circumstances, at least 80% of net assets in securities of utility companies.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income). Its strategy is to invest in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The Capital Growth Portfolio seeks capital appreciation. Its strategy is to invest in equity investments.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

The Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

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The Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offer a potential for income.

The Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest primarily in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities that may include convertible securities.

The Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of net assets in securities included in the MSCI EAFE.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2017, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing

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which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the Global Bond, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, VCPSM Value, Telecom Utility, International Growth and Income and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Global Bond, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation and VCP Total Return BalancedSM Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

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Futures:    During the period, the Corporate Bond and Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCPSM Value, SA Large Cap Index and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. In addition, SA Schroders VCP Global Allocation used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options:    During the period, the Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCPSM Value Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

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Transactions in options written during the period ended July 31, 2017 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding as of January 31, 2017	3,680,000	$26,421,708	2,000,000	$14,468,755
Options written	22,860,000	156,841,377	12,370,000	85,016,138
Options terminated in closing purchase transactions	(23,060,000)	(163,676,867)	(12,500,000)	(88,949,257)
Options exercised	—	—	—	—
Options expired (written)	—	—	—	—

Options outstanding as of July 31, 2017	3,480,000	$19,586,218	1,870,000	$10,535,636

	SA T. Rowe Price VCP Balanced Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts (EUR)	Notional Amounts (USD)	Premiums Received
Options outstanding as of January 31, 2017	—	$—	—	—	$299,600,000	$1,602,331
Options written	21,000,000	26,700	1,074	EUR 16,800,000	32,900,000	349,571
Options terminated in closing purchase transactions	(20,000,000)	(25,800)	—	—	—	—
Options exercised	—	—	—	(EUR 8,400,000)	(8,800,000)	(79,191)
Options expired (written)	(1,000,000)	(900)	(118)	(EUR 8,400,000)	(26,300,000)	(133,614)

Options outstanding as of July 31, 2017	—	$—	956	$—	$297,400,000	$1,739,097

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The VCP Total Return BalancedSM Portfolio also used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the Global Bond Portfolio used equity swaps to express directional exposures with certain credit or spread markets for hedging and to express active investment news. The VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps, a type of total return swaps, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

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The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The VCP Total Return BalancedSM Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or

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more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of July 31, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended July 31, 2017. For a detailed presentation of derivatives held as of July 31, 2017, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Foreign Exchange Contracts(4)	Total
Corporate Bond	$43,750	$—	$—	$—	$—	$—	$—	$—	$—	$—	$43,750
Global Bond	6,757	1,104,889	—	—	—	—	1,734	—	—	5,889,409	7,002,789
SA JPMorgan MFS Core Bond	2,344	—	—	—	—	—	—	—	—	—	2,344
Balanced	2,922	—	—	—	—	—	—	—	—	—	2,922
SunAmerica Dynamic Allocation	—	—	—	—	—	43,882,153	—	—	—	—	43,882,153
SunAmerica Dynamic Strategy	—	—	—	—	—	23,580,352	—	—	—	—	23,580,352
SA BlackRock VCP Global Multi Asset	3,226	—	—	71,380	—	1,068,995	—	—	—	1,132,389	2,275,990
SA Schroders VCP Global Allocation	39,284	—	—	38,034	—	204,555	—	—	—	1,320,258	1,602,131
SA T.Rowe Price VCP Balanced	30,414	—	—	149,425	—	1,070,450	—	—	—	—	1,250,289
VCP Total Return BalancedSM	13,346	795,979	1,620,770	—	5,639,069	4,718,440	312,187	—	—	773,477	13,873,268
VCPSM Value	—	—	—	—	—	1,294,020	—	—	—	190,474	1,484,494
Telecom Utility	—	—	—	—	—	—	—	—	—	20,296	20,296
SA Large Cap Index	—	—	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	—	—	1,246,702	1,246,702
International Diversified Equities	—	—	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	23,108	—	—	—	—	—	—	23,108

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Foreign Exchange Contracts(7)	Total
Corporate Bond	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	12,889	3,030,212	—	—	—	—	1,163,240	—	—	5,249,521	9,455,862
SA JPMorgan MFS Core Bond	17,344	—	—	—	—	—	—	—	—	—	17,344
Balanced	5,250	—	—	1,725	—	—	—	—	—	—	6,975
SunAmerica Dynamic Allocation	—	—	—	7,440,500	—	25,576,876	—	—	—	—	33,017,376
SunAmerica Dynamic Strategy	—	—	—	3,484,500	—	13,743,896	—	—	—	—	17,228,396
SA BlackRock VCP Global Multi Asset	73,969	—	—	113,221	—	—	—	—	—	1,070,566	1,257,756
SA Schroders VCP Global Allocation	45,469	—	—	135,782	—	—	—	—	—	217,507	398,758
SA T.Rowe Price VCP Balanced	—	—	—	228,620	—	—	—	—	—	—	228,620
VCP Total Return BalancedSM	13,685	1,432,554	1,704,639	941,010	—	—	93,017	—	—	863,580	5,048,485
VCPSM Value	—	—	—	45,195	—	—	—	—	—	492,425	537,620
Telecom Utility	—	—	—	—	—	—	—	—	—	362,303	362,303
SA Large Cap Index	—	—	—	30,245	—	—	—	—	—	—	30,245
International Growth and Income	—	—	—	—	—	—	—	—	—	1,854,914	1,854,914

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Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Foreign Exchange Contracts(7)	Total
International Diversified Equities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$97,566	$97,566
Emerging Markets	—	—	—	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
Corporate Bond	$(67,288)	SA T.Rowe Price VCP Balanced	$3,048,115
Global Bond	(74,083)	VCP Total Return BalancedSM	11,237,337
SA JPMorgan MFS Core Bond	92,138	VCPSM Value	590,483
Balanced	15,551	SA Large Cap Index	393,393
SunAmerica Dynamic Allocation	113,284,489	International Growth and Income	—
SunAmerica Dynamic Strategy	51,900,849	International Diversified Equities	—
SA BlackRock VCP Global Multi Asset	443,446	Emerging Markets	15,146
SA Schroders VCP Global Allocation	1,147,603

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Futures Contracts(1)	Foreign Exchange Contracts(3)	Total
Corporate Bond	$(949,430)	$—	$—	$—	$—	$—	$—	$—	$—	$(949,430)
Global Bond	2,242,754	327,195	—	—	—	—	(720,318)	—	163,401	2,013,032
SA JP Morgan MFS Core Bond	873,837	—	—	—	—	—	—	—	—	873,837
Balanced	(198,751)	—	(10,216)	44,952	—	—	—	—	—	(164,015)
SunAmerica Dynamic Allocation	—	—	—	461,884,386	—	(231,131,258)	—	—	—	230,753,128
SunAmerica Dynamic Strategy	—	—	—	204,400,277	—	(125,276,360)	—	—	—	79,123,917
SA BlackRock VCP Global Multi Asset	2,489,475	—	—	8,805,886	—	(3,762,995)	—	366,603	1,276,848	9,175,817
SA Schroders VCP Global Allocation	1,683,986	—	—	11,597,909	—	(1,199,626)	—	—	2,701,824	14,784,093
SA T.Rowe Price VCP Balanced	(1,077,000)	—	—	19,329,703	—	(8,623,729)	—	—	—	9,628,974
VCP Total Return BalancedSM	751,224	(826,477)	134,250	60,490,231	20,114,017	(6,875,503)	671,165	—	(434,661)	74,024,246
VCPSM Value	—	—	—	846,327	—	128,653	—	—	(3,672,691)	(2,697,711)
Telecom Utility	—	—	—	—	—	—	—	—	(185,096)	(185,096)
SA Large Cap Index	—	—	—	2,298,807	—	—	—	—	—	2,298,807
International Growth and Income	—	—	—	—	—	—	—	—	(840,594)	(840,594)
International Diversified Equities	—	—	—	—	—	—	—	—	(652,471)	(652,471)
Emerging Markets	—	—	—	448,975	—	—	—	—	—	448,975

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	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(4)	Options*	Futures Contracts(4)	Swap Contracts(4)	Options*	Swap Contracts(4)	Futures Contracts(4)	Foreign Exchange Contracts(6)	Total
Corporate Bond	$(312,908)	$—	$—	$—	$—	$—	$—	$—	$—	$(312,908)
Global Bond	(166,051)	(1,674,518)	—	—	—	—	(998,600)	—	751,713	(2,087,456)
SA JPMorgan MFS Core Bond	(29,861)	—	—	—	—	—	—	—	—	(29,861)
Balanced	24,682	—	2,702	17,907	—	—	—	—	—	45,291
SunAmerica Dynamic Allocation	—	—	—	84,963,381	—	(14,309,173)	—	—	—	70,654,208
SunAmerica Dynamic Strategy	—	—	—	45,930,915	—	(7,716,302)	—	—	—	38,214,613
SA BlackRock VCP Global Multi Asset	(116,941)	—	—	127,278	—	(1,077,594)	—	(545,722)	67,770	(1,545,209)
SA Schroders VCP Global Allocation	(68,533)	—	—	(1,123,426)	—	221,840	—	—	2,029,813	1,059,694
SA T.Rowe Price VCP Balanced	(124,935)	—	—	1,041,661	—	289,270	—	—	—	1,205,996
VCP Total Return BalancedSM	(995,585)	(1,477,453)	441,812	3,154,047	1,598,202	(671,283)	87,374	—	(176,202)	1,960,912
VCPSM Value	—	—	—	590,483	—	(3,699,033)	—	—	222,129	(2,886,421)
Telecom Utility	—	—	—	—	—	—	—	—	(296,516)	(296,516)
SA Large Cap Index	—	—	—	313,615	—	—	—	—	—	313,615
International Growth and Income	—	—	—	—	—	—	—	—	761,442	761,442
International Diversified Equities	—	—	—	—	—	—	—	—	227,958	227,958
Emerging Markets	—	—	—	(76,805)	—	—	—	—	—	(76,805)

*	Includes amounts relating to purchased and written call and put options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)
Balanced	$10,216	$—	$—	$—	$2,702	$—	$—	$—
SunAmerica Dynamic Allocation	—	—	(211,929,486)	(19,201,772)	—	—	(1,989,664)	(12,319,509)
SunAmerica Dynamic Strategy	—	—	(114,552,146)	(10,724,214)	—	—	(998,663)	(6,717,639)
SA BlackRock VCP Global Multi Asset	—	—	(3,762,995)	—	—	—	(1,077,594)	—
SA Schroders VCP Global Allocation	—	—	(1,199,626)	—	—	—	221,840	—
SA T.Rowe Price VCP Balanced	—	—	(8,623,729)	—	—	—	289,270	—
VCP Total Return BalancedSM	(8,155)	142,405	(6,875,503)	—	(490,988)	932,800	(671,283)	—
VCPSM Value	—	—	128,653	—	—	—	(3,699,033)	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

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The following table represents the average monthly balances of derivatives held during the period ended July 31, 2017.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
Corporate Bond	$59,166,016	$—	$—	$—	$—	$—	$—	$—	$—
Global Bond	91,142,515	504,177,643	—	—	821,400,763	80,908,876	713,126,512	—	—
SA JP Morgan MFS Core Bond	68,852,149	—	—	—	—	—	—	—	—
Balanced	62,324,738	—	3,667	9,667	—	—	—	—	—
SunAmerica Dynamic Allocation	6,819,702,333	—	—	3,485,000	—	—	—	3,485,000	—
SunAmerica Dynamic Strategy	3,135,112,083	—	—	1,880,000	—	—	—	1,880,000	—
SA BlackRock VCP Global Multi Asset	285,647,026	54,695,636	—	167,550	—	—	—	—	—
SA Schroders VCP Global Allocation	339,810,618	184,663,139	—	95,100	—	—	—	—	—
SA T. Rowe Price VCP Balanced	307,492,726	—	—	239,533	—	—	—	833,333	2,666,667
VCP Total Return BalancedSM	1,211,174,692	55,414,082	130,600,000	23,318,429	106,141,537	77,470,186	176,791,488	219,115,646	79,177,563
VCPSM Value	28,508,683	61,885,643	—	154,050	—	—	—	—	—
Telecom Utility	—	7,311,309	—	—	—	—	—	—	—
SA Large Cap Index	31,565,479	—	—	—	—	—	—	—	—
International Growth and Income	—	110,149,907	—	—	—	—	—	—	—
International Diversified Equities	—	24,385,987	—	—	—	—	—	—	—
Emerging Markets	2,350,468	—	—	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2017. The repurchase agreements held by the Portfolios as of July 31, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$268,860	$21,995	$—	$290,855	$433,528	$—	$—	$433,528	$(142,673)	$—	$(142,673)
Barclays Bank PLC	269,754	—	—	269,754	667,675	—	—	667,675	(397,921)	—	(397,921)
BNP Paribas SA	26,793	—	—	26,793	243,518	—	—	243,518	(216,725)	—	(216,725)
Citibank N.A.	1,254,530	416,868	—	1,671,398	571,109	434,781	—	1,005,890	665,508	—	665,508
Credit Suisse International	433,832	—	—	433,832	256,125	—	—	256,125	177,707	—	177,707
Deutsche Bank AG	565,393	—	—	565,393	460,573	4,572	—	465,145	100,248	—	100,248
HSBC Bank PLC	980,665	—	—	980,665	439,162	—	—	439,162	541,503	—	541,503
JPMorgan Chase Bank N.A.	528,574	—	—	528,574	155,664	1,524	—	157,188	371,386	—	371,386
Morgan Stanley & Co. International PLC	410,961	5,315	—	416,276	400,157	224,372	—	624,529	(208,253)	—	(208,253)
Royal Bank of Canada	32,037	—	—	32,037	180,802	—	—	180,802	(148,765)	—	(148,765)
Royal Bank of Scotland PLC	74,648	—	—	74,648	67,233	—	—	67,233	7,415	—	7,415
Standard Chartered Bank	120,070	—	—	120,070	77,588	—	—	77,588	42,482	—	42,482
State Street Bank London	321,850	—	—	321,850	511,225	—	—	511,225	(189,375)	—	(189,375)
UBS AG London	202,822	—	—	202,822	490,312	—	—	490,312	(287,490)	10,000	(277,490)
Westpac Banking Corp.	398,620	—	—	398,620	294,850	—	—	294,850	103,770	—	103,770

Total	$5,889,409	$444,178	$—	$6,333,587	$5,249,521	$665,249	$—	$5,914,770	$418,817	$10,000	$428,817

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

441

	SunAmerica Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
CitiBank N.A.	$—	$—	$11,222,734	$11,222,734	$—	$—	$6,541,213	$6,541,213	$4,681,521	$(4,352,000)	$329,521
Goldman Sachs	—	—	13,114,207	13,114,207	—	—	7,643,664	7,643,664	5,470,543	(5,380,000)	90,543
Morgan Stanley Co., Inc.	—	—	5,548,318	5,548,318	—	—	3,233,858	3,233,858	2,314,460	—	2,314,460
UBS AG	—	—	13,996,894	13,996,894	—	—	8,158,141	8,158,141	5,838,753	(4,581,000)	1,257,753

Total	$—	$—	$43,882,153	$43,882,153	$—	$—	$25,576,876	$25,576,876	$18,305,277	$(14,313,000)	$3,992,277

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SunAmerica Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
CitiBank N.A.	$—	$—	$6,304,907	$6,304,907	$—	$—	$3,674,839	$3,674,839	$2,630,068	$(2,443,000)	$187,068
Goldman Sachs	—	—	7,187,594	7,187,594	—	—	4,189,316	4,189,316	2,998,278	(2,998,278)	—
Morgan Stanley Co., Inc.	—	—	2,648,061	2,648,061	—	—	1,543,432	1,543,432	1,104,629	—	1,104,629
UBS AG	—	—	7,439,790	7,439,790	—	—	4,336,309	4,336,309	3,103,481	(2,472,959)	630,522

Total	$—	$—	$23,580,352	$23,580,352	$—	$—	$13,743,896	$13,743,896	$9,836,456	$(7,914,237)	$1,922,219

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$99,413	$—	$—	$99,413	$359,112	$—	$—	$359,112	$(259,699)	$—	$(259,699)
Citibank N.A.		—	—	—	188,657	—	—	188,657	(188,657)	—	(188,657)
Deutsche Bank AG		—	—	—	78,246	—	—	78,246	(78,246)	—	(78,246)
Goldman Sachs International	790,736	—	—	790,736	348,455	—	—	348,455	442,281	—	442,281
JPMorgan Chase Bak N.A. London	6,045	—	—	6,045	58,806	—	—	58,806	(52,761)	—	(52,761)
J P Morgan Securities Inc	—	—	1,068,995	1,068,995		—	—	—	1,068,995	—	1,068,995
UBS AG London	236,195	—	—	236,195	37,290	—	—	37,290	198,905	—	198,905

Total	$1,132,389	$—	$1,068,995	$2,201,384	$1,070,566	$—	$—	$1,070,566	$1,130,818	$—	$1,130,818

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SunAmerica Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$141,098	$—	$—	$141,098	$—	$—	$—	$—	$141,098	$—	$141,098
Citibank N.A.	241,590	—	—	241,590	208,053	—	—	208,053	33,537	—	33,537
UBS AG	937,570	—	—	937,570	9,454	—	—	9,454	928,116	—	928,116

Total	$1,320,258	$—	$—	$1,320,258	$217,507	$—	$—	$217,507	$1,102,751	$—	$1,102,751

442

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	VCP Total Return BalancedSM Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$108,135	$—	$—	$108,135	$190,137	$—	$—	$190,137	$(82,002)	$—	$(82,002)
Barclays Bank PLC	179,403	—	—	179,403	188,014	—	123	188,137	(8,734)	—	(8,734)
Citibank N.A.	49,283	—	—	49,283	122,956	—	—	122,956	(73,673)	—	(73,673)
Goldman Sachs Bank USA	436,656	—	1,215,661	1,652,317	362,473	—	1,327,959	1,690,432	(38,115)	38,115	—
Merrill Lynch international	—	5,639,069	—	5,639,069	—	—	—	—	5,639,069	(2,830,000)	2,809,069
Morgan Stanley & Co. International PLC	—	—	364,609	364,609	—	—	339,189	339,189	25,420	—	25,420

Total	$773,477	$5,639,069	$1,580,270	$7,992,816	$863,580	$—	$1,667,271	$2,530,851	$5,461,965	$(2,791,885)	$2,670,080

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	VCPSM Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$94,555	$—	$—	$94,555	$254,791	$—	$—	$254,791	$(160,236)	$—	$(160,236)
State Street Bank and Trust Co.	95,919	—	—	95,919	237,634	—	—	237,634	(141,715)	—	(141,715)

Total	$190,474	$—	$—	$190,474	$492,425	$—	$—	$492,425	$(301,951)	$—	$(301,951)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$587	$—	$—	$587	$132	$—	$—	$132	$455	$—	$455
BNP Paribas SA	9,024	—	—	9,024	2,984	—	—	2,984	6,040	—	6,040
Citibank N.A.	212	—	—	212	1,452	—	—	1,452	(1,240)	—	(1,240)
Deutsche Bank AG	953	—	—	953	6,754	—	—	6,754	(5,801)	—	(5,801)
Goldman Sachs	559	—	—	559	1,107	—	—	1,107	(548)	—	(548)
HSBC Bank USA, N.A.	—	—	—	—	7,327	—	—	7,327	(7,327)	—	(7,327)
JPMorgan Chase Bank N.A.	2,953	—	—	2,953	136,382	—	—	136,382	(133,429)	—	(133,429)
Merrill Lynch International	1,732	—	—	1,732	153,609	—	—	153,609	(151,877)	—	(151,877)
Morgan Stanley and Co., Inc.	4,134	—	—	4,134	52,556	—	—	52,556	(48,422)	—	(48,422)
UBS AG	142	—	—	142	—	—	—	—	142	—	142

Total	$20,296	$—	$—	$20,296	$362,303	$—	$—	$362,303	$(342,007)	$—	$(342,007)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

443

	International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$173,344	$—	$—	$173,344	$177,015	$—	$—	$177,015	$(3,671)	$—	$(3,671)
Barclays Bank PLC	21,010	—	—	21,010	27,489	—	—	27,489	(6,479)	—	(6,479)
Citibank N.A.	215,317	—	—	215,317	223,328	—	—	223,328	(8,011)	—	(8,011)
Credit Suisse International	—	—	—	—	15,929	—	—	15,929	(15,929)	—	(15,929)
Goldman Sachs International	146,356	—	—	146,356	425,333	—	—	425,333	(278,977)	—	(278,977)
HSBC Bank USA, N.A.	144,669	—	—	144,669	38,372	—	—	38,372	106,297	—	106,297
JPMorgan Chase Bank, N.A.	354,131	—	—	354,131	588,013	—	—	588,013	(233,882)	—	(233,882)
State Street Bank and Trust Co.	178,621	—	—	178,621	141,061	—	—	141,061	37,560	—	37,560
UBS AG	13,254	—	—	13,254	111,258	—	—	111,258	(98,004)	—	(98,004)
Westpac Banking Corp.	—	—	—	—	107,116	—	—	107,116	(107,116)	—	(107,116)

Total	$1,246,702	$—	$—	$1,246,702	$1,854,914	$—	$—	$1,854,914	$(608,212)	$—	$(608,212)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Diversified Equities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Commonwealth Bank of Australia	$—	$—	$—	$—	$97,566	$—	$—	$97,566	$(97,566)	$—	$(97,566)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

444

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the period ended July 31, 2017, the Global Bond, SA JPMorgan MFS Core Bond, Balanced, SA MFS Total Return Bond, SA T. Rowe Price VCP Balanced, and VCP Total Return BalancedSM Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended July 31, 2017, the Global Bond, SA JPMorgan MFS Core Bond, Balanced, SA MFS Total Return Bond, SA T. Rowe Price VCP Balance and VCP Total Return BalancedSM Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as

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components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 — 2015 or expected to be taken in each Portfolio’s 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA Fixed Income Index, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Mid Cap Index, SA Small Cap Index and SA International Index Portfolios are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period.

New Accounting Pronouncement:    In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format

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designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2017
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Ultra Short Bond	$765,858	$(5,296,711)	$(917,261)	$—	$—
Corporate Bond	73,297,935	4,711,450	38,319,182	74,346,309	—
Global Bond	12,423,778	(16,001,584)	(13,564,811)	1,022,141	—
High-Yield Bond	33,138,023	(68,028,772)	17,659,096	30,967,536	—
SA JPMorgan MFS Core Bond	43,690,378	(19,300,368)	(26,085,493)	35,613,155	—
Balanced	5,229,938	10,333,883	12,143,826	3,407,699	9,859,583
SA MFS Total Return	13,941,045	27,732,022	69,491,451	11,369,696	30,865,542
SunAmerica Dynamic Allocation	131,553,695	252,963,904	196,820,283	164,596,577	—
SunAmerica Dynamic Strategy	68,677,651	132,522,214	37,720,759	86,298,183	—
SA BlackRock VCP Global Multi Asset	2,426,631	—	4,372,181	3,709,476	51,749
SA Schroders VCP Global Allocation	3,590,578	2,598,037	3,492,939	2,739,835	2,180,476
SA T. Rowe Price VCP Balanced	3,572,950	293,920	20,236,259	1,987,513	—
VCP Total Return BalancedSM	32,010,509	31,391,156	(4,133,247)	—	—
VCPSM Value	12,172,884	(17,552,417)	102,353,489	6,091,754	106,877
Telecom Utility	1,102,666	430,810	371,566	1,227,975	915,281
SA Large Cap Index	34,261,879	16,967,254	304,258,572	23,655,601	14,785,723
Growth-Income	24,386,263	55,419,843	180,159,483	21,428,196	38,009,478
Equity Opportunities	6,130,459	9,043,139	47,118,416	3,463,273	11,587,029
SA Legg Mason BW Large Cap Value	24,752,197	50,983,861	191,694,906	11,406,796	366,780,825
“Dogs” of Wall Street	25,641,684	12,208,702	25,273,894	9,058,502	15,976,108
SA AB Growth	158,638	40,834,294	73,304,513	4,450,545	61,019,380
Capital Growth	968,065	3,513,145	28,995,774	362,923	1,010,894
SA MFS Massachusetts Investor Trust	10,671,254	29,100,149	218,786,436	11,078,202	89,925,785
Fundamental Growth	223,683	7,515,818	18,580,224	—	12,310,286
Blue Chip Growth	3,730,196	12,274,480	67,781,090	3,500,244	14,802,978
Real Estate	20,043,786	33,755,978	11,408,296	8,872,658	20,215,916
Small Company Value	2,691,144	43,015,672	91,098,475	2,520,662	47,278,194
Mid-Cap Growth	—	20,384,258	31,899,799	—	41,482,507
Aggressive Growth	—	(550,176)	16,894,573	—	—
Growth Opportunities	—	9,671,009	33,617,692	477,102	22,392,075
SA Janus Focused Growth	—	24,395,083	29,458,494	—	23,986,817
Technology	349,271	8,553,514	12,029,986	—	—
Small & Mid Cap Value	6,049,722	50,527,432	111,175,408	1,991,082	29,253,732
International Growth and Income	4,687,079	(130,173,443)	8,591,095	5,946,773	—
Global Equities	9,577,223	(3,550,998)	67,369,638	7,969,582	—
International Diversified Equities	5,710,778	(9,453,666)	(4,183,729)	5,517,114	—
Emerging Markets	5,927,642	(115,223,502)	40,752,631	5,678,112	—
Foreign Value	26,520,430	(80,541,106)	85,359,180	34,576,112	6,305,348

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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As of January 31, 2017, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†		Unlimited†
	2018	2019	ST	LT
Ultra Short Bond	$70,291	$20	$261,951	$4,964,449
Corporate Bond	—	—	—	—
Global Bond	—	—	9,036,151	6,965,433
High-Yield Bond	27,610,843	—	4,600,188	35,817,741
SA JPMorgan MFS Core Bond	—	—	11,332,488	7,967,880
Balanced	—	—	—	—
SA MFS Total Return	—	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—
VCP Total Return BalancedSM	—	—	—	—
VCPSM Value	—	—	13,635,695	3,916,722
Telecom Utility	—	—	—	—
SA Large Cap Index	—	—	—	—
Growth-Income	—	—	—	—
Equity Opportunities	—	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—	—
“Dogs” of Wall Street	—	—	—	—
SA AB Growth	—	—	—	—
Capital Growth	—	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—	—
Fundamental Growth	—	—	—	—
Blue Chip Growth	—	—	—	—
Real Estate	—	—	—	—
Small Company Value	—	—	—	—
Mid-Cap Growth	—	—	—	—
Aggressive Growth	550,176	—	—	—
Growth Opportunities	—	—	—	—
SA Janus Focused Growth	—	—	—	—
Technology	—	—	—	—
Small & Mid Cap Value	—	—	—	—
International Growth and Income	119,672,083	—	2,367,439	8,133,921
Global Equities	—	—	3,550,998	—
International Diversified Equities	2,591,269	—	3,444,894	3,417,503
Emerging Markets	7,578,922	—	48,614,837	59,029,743
Foreign Value	—	—	6,237,573	74,303,533

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

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Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2017, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Ultra Short Bond	$—	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
Balanced	—	—	—
SA MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
SA BlackRock VCP Global Multi Asset	1,834,251	—	1,600,068
SA Schroders VCP Global Allocation	1,152,036	—	—
SA T. Rowe Price VCP Balanced	32,177	—	—
VCP Total Return BalancedSM	—	—	—
VCPSM Value	—	—	—
Telecom Utility	—	—	—
SA Large Cap Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
“Dogs” of Wall Street	—	—	—
SA AB Growth	—	—	—
Capital Growth	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	—	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	47,026	—	—
Aggressive Growth	63,595	—	—
Growth Opportunities	187,892	—	—
SA Janus Focused Growth	137,465	—	—
Technology	48,796	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	528,892
Emerging Markets	—	—	—
Foreign Value	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Ultra Short Bond	$351,005	$(553,287)	$(202,282)	$551,674,459
Corporate Bond	83,697,718	(10,764,135)	72,933,583	1,515,578,977
Global Bond	16,213,019	(6,948,561)	9,264,458	417,161,720
High-Yield Bond	18,898,120	(5,693,841)	13,204,279	383,563,696
SA JPMorgan MFS Core Bond	19,755,603	(15,564,853)	4,190,750	1,853,509,655
SA Fixed Income Index	3,030,644	(102,233)	2,928,411	288,676,847
Balanced	21,053,507	(4,536,053)	16,517,454	227,282,461
SA MFS Total Return	91,524,458	(7,459,811)	84,064,647	456,086,641

449

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SunAmerica Dynamic Allocation	$918,178,887	$(53,674,728)	$864,504,159	$11,176,199,327
SunAmerica Dynamic Strategy	455,214,799	(47,998,867)	407,215,932	6,064,770,425
SA BlackRock VCP Global Multi Asset	23,604,756	(5,702,246)	17,902,510	602,833,061
SA Schroders VCP Global Allocation	17,840,257	(5,764,896)	12,075,361	527,579,298
SA T. Rowe Price VCP Balanced	83,489,831	(8,032,219)	75,457,612	916,067,610
VCP Total Return BalancedSM	5,184,357	(6,763,120)	(1,578,763)	1,358,365,678
VCPSM Value	156,500,520	(23,304,627)	133,195,893	1,293,804,136
Telecom Utility	6,888,114	(2,672,288)	4,215,826	41,504,557
SA Large Cap Index	471,080,189	(44,898,196)	426,181,993	1,424,731,965
Growth-Income	224,474,232	(22,109,886)	202,364,346	903,562,408
Equity Opportunities	75,814,644	(7,383,990)	68,430,654	353,968,202
SA Legg Mason BW Large Cap Value	264,830,209	(7,541,543)	257,288,666	1,212,885,945
“Dogs” of Wall Street	34,957,369	(9,828,640)	25,128,729	338,008,320
SA AB Growth	124,201,556	(2,055,982)	122,145,574	435,715,464
Capital Growth	52,883,564	(1,942,887)	50,940,677	311,074,934
SA MFS Massachusetts Investors Trust	299,922,207	(13,199,210)	286,722,997	851,259,734
Fundamental Growth	34,232,554	(1,100,440)	33,132,114	116,343,817
Blue Chip Growth	119,745,939	(6,715,380)	113,030,559	433,060,151
Real Estate	30,635,606	(11,692,429)	18,943,177	320,441,854
Small Company Value	77,120,250	(6,437,792)	70,682,458	283,921,274
Mid-Cap Growth	62,351,298	(7,813,573)	54,537,725	295,477,694
Aggressive Growth	22,317,714	(1,329,667)	20,988,047	78,396,617
Growth Opportunities	53,452,024	(6,869,995)	46,582,029	225,252,975
SA Janus Focused Growth	65,741,899	(1,114,110)	64,627,789	251,753,545
Technology	17,339,227	(837,786)	16,501,441	53,465,864
Small & Mid Cap Value	121,799,834	(24,720,892)	97,078,942	497,019,873
SA Index Allocation 60/40	346,061	—	346,061	12,889,289
SA Index Allocation 80/20	628,198	—	628,198	26,071,556
SA Index Allocation 90/10	1,903,334	—	1,903,334	72,778,679
SA Mid Cap Index	7,084,211	(4,644,786)	2,439,425	135,580,450
SA Small Cap Index	7,857,636	(5,086,245)	2,771,391	115,733,901
International Growth and Income	60,576,384	(15,336,393)	45,239,991	282,953,425
Global Equities	79,131,393	(8,219,144)	70,912,249	472,138,487
International Diversified Equities	62,641,785	(10,561,238)	52,080,547	433,010,962
Emerging Markets	92,335,827	(9,068,891)	83,266,936	268,566,450
Foreign Value	224,076,973	(47,644,612)	176,432,361	896,863,629
SA International Index	24,950,133	(2,266,851)	22,683,282	251,103,880

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the SA Fixed Income Index, SA Large Cap Index, “Dogs” of Wall Street, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Mid Cap Index, SA Small Cap Index and SA International Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%

Portfolio	Assets	Management Fees
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%

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Portfolio	Assets	Management Fees
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA JPMorgan MFS Core Bond(5)(11)	> $0	0.600%
SA Fixed Income Index	> $0	0.300%
Balanced(11)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic Allocation(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SunAmerica Dynamic Strategy(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value(10)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%

Portfolio	Assets	Management Fees
SA Large Cap Index(6)	> $0	0.400%
Growth-Income(11)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Legg Mason BW Large Cap Value(7)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
“Dogs” of Wall Street	> $0	0.600%
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(4)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
SA MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth(11)	$0-$100 million	0.800%
	> $100 million	0.750%
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Janus Focused Growth(8)	> $0	0.850%
Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA Mid Cap Index	> $0	0.300%
SA Small Cap Index	> $0	0.350%
International Growth and	$0-$150 million	1.000%
Income(1)	> $150 million	0.900%
	> $300 million	0.800%

451

Portfolio	Assets	Management Fees
Global Equities(11)	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities(11)	> $250 million	0.800%
	> $500 million	0.750%

Portfolio	Assets	Management Fees
Emerging Markets(3)(11)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA International Index	> $0	0.400%

(1)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(3)	The Advisor is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets.
(5)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2018.
(6)	The Advisor agreed to waive 0.11% of the investment advisory fees for SA Large Cap Index Portfolio through April 30, 2018.
(7)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(8)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2018 so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(9)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(10)	The Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the VCPSM Value Portfolio.
(11)	The Adviser has agreed to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc., in connection with those shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the “Plans”) that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares. This arrangement will remain in effect so long as the JPM Portfolio Waiver is in effect.

For the period ended July 31, 2017, the amount of the investment advisory fees waived were $932,613, $7,480, $546,560, $263,466, $328,688, $947,000, $1,109, $367,232, $174,650, $1,014, $143,081, $33,084, $81,203, $176 and $157,247 for the SA JPMorgan MFS Core Bond, Balanced , SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCPSM Value, SA Large Cap Index, Growth-Income, SA Legg Mason BW Large Cap Value, Capital Growth, Mid-Cap Growth, SA Janus Focused Growth, Technology, International Growth and Income, Global Equities and Emerging Markets Portfolios, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio) SA AB Growth Small & Mid Cap Value

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	Technology

Dimensional Fund Advisers, L.P	Ultra Short Bond

Federated Investment Management Company	Corporate Bond

452

Subadviser	Portfolio

FIAM, LLC	Real Estate

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc. (“Invesco”)	VCPSM Value Growth Opportunities

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) Balanced Growth-Income Mid-Cap Growth Global Equities Emerging Markets

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Total Return Telecom Utility SA MFS Massachusetts Investors Trust Blue Chip Growth
Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities

Pacific Investment Management Company, LLC (“PIMCO”)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price VCP Balanced

Templeton Investment Counsel, LLC	Foreign Value

The Boston C.ompany Asset Management, LLC	Capital Growth

Wells Capital Management Incorporated	Fundamental Growth Aggressive Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Ultra Short Bond(5)	$0-$50 million	0.150%
	> $50 million	0.100%
	> $500 million	0.075%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
SA JPMorgan MFS Core Bond(4)(7)	> $0	0.130%
Balanced(7)	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%

Portfolio	Assets	Subadvisory Fees
SA MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SunAmerica Dynamic	$0-$500 million	0.240%
Allocation(2)(5)	> $500 million	0.210%
	> $1.5 billion	0.190%
SunAmerica Dynamic	$0-$500 million	0.240%
Strategy(2)(5)	> $500 million	0.210%
	> $1.5 billion	0.190%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.390%
	> $500 million	0.370%
	> $3 billion	0.320%
SA Schroders VCP Global Allocation	$0-$250 million	0.380%
	> $250 million	0.360%
	> $500 million	0.320%
	> $1.5 billion	0.300%

453

Portfolio	Assets	Subadvisory Fees
SA T. Rowe Price VCP Balanced	< $200 million	0.375%
	Reset at $200 million	0.350%
	> $200 million	0.350%
	Reset at $500 million	0.325%
	> $500 million	0.325%
	Reset at $1 billion	0.300%
	> $1 billion	0.275%
	Reset at $2 billion	0.275%
	> $2 billion	0.275%
VCP Total Return	$0-$750 million	0.360%
BalancedSM	> $750 million	0.350%
	> $1.5 billion	0.320%
VCPSM Value(6)	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income(7)	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
SA Legg Mason BW Large Cap Value	$0-$500 million	0.270%
	> $500 million	0.200%
	> $2.5 billion	0.175%
SA AB Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
Capital Growth(3)	$0-$100 million	0.300%
	> $100 million	0.250%
SA MFS Massachusetts	$0-$250 million	0.375%
Investors Trust	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%

Portfolio	Assets	Subadvisory Fees
Blue Chip Growth	$0-$50 million	0.300%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth(7)	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
SA Janus Focused Growth	$0-$250 million	0.350%
	> $250 million	0.300%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income(1)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities(7)	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
International Diversified	When Assets are under
Equities(7)	$175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over
	$175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%
Emerging Markets(7)	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

(1)	The Subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(2)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.
(4)	The rate represents the aggregate fee paid to JP Morgan Investment Management Inc. and Massachusetts Financial Services Company.
(5)	The Subadviser has voluntarily agreed, until further notice, to waive a portion of its subadvisory fee in an amount equal to the amount of any advisory fees paid by the Portfolio in connection with its investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc., which is managed by the Subadviser (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Subadviser.

454

(6)	Invesco has voluntarily agreed to waive a portion of its subadvisory fee through April 30, 2018 so that the subadvisory fee rate paid to Invesco is 0.39% on the first $250 million, 0.37% on the next $250 million, 0.35% on the next $500 million and 0.30% on assets over $1 billion.
(7)	The Subadviser has agreed to waive a portion of its subadvisory fee in an amount equal to the amount of its subadvisory fee attributable to the value of shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the “Plans”) that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares (the “JPM Portfolio Waiver”). The JPM Portfolio Waiver may be terminated by either the Subadviser or the Adviser, upon 60 days’ notice to the other party, or by a majority of the trustees of the Trust, on behalf of the Portfolio, on 60 days’ written notice to the Subadviser.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2018. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA Fixed Income Index	0.34%	0.59%
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
VCP Total Return BalancedSM	N/A	1.16%
VCPSM Value	N/A	1.23%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA Mid Cap Index	0.40%	0.65%
SA Small Cap Index	0.45%	0.70%
SA International Index	0.52%	0.77%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the percentages of the Portfolios’ average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. Effective May 1, 2016, the voluntary expense cap for Ultra Short Bond was eliminated.

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the period ended July 31, 2017, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Ultra Short Bond	$—
SA Fixed Income	68,034
SA BlackRock VCP Global Multi Asset	17,495
SA Schroders VCP Global Allocation	71,060
SA T. Rowe Price VCP Balanced	—
VCP Total Return BalancedSM	—
VCPSM Value	—
SA Index Allocation 60/40	60,592
SA Index Allocation 80/20	59,375
SA Index Allocation 90/10	53,824
SA Mid Cap Index	45,564
SA Small Cap Index	113,210
SA International Index	157,080

455

For the period ended July 31, 2017, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2017	January 31, 2018	January 31, 2019	July 31, 2019
Ultra Short Bond	$—	$175,912	$71,968	$—
SA Fixed Income	—	—	—	68,034
SA BlackRock VCP Global Multi Asset	27,526	—	292,379	17,495
SA Schroders VCP Global Allocation	42,497	—	154,449	71,060
SA T. Rowe Price VCP Balanced	209,223	—	206,517	—
VCP Total Return BalancedSM	11,511	—	—	—
SA Index Allocation 60/40	—	—	—	60,592
SA Index Allocation 80/20	—	—	—	59,375
SA Index Allocation 90/10	—	—	—	53,824
SA Mid Cap Index	—	—	—	45,564
SA Small Cap Index	—	—	—	113,210
SA International Index	4,583	—	—	152,497

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the period ended July 31, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the period ended July 31, 2017, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the period ended July 31, 2017, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2017 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Ultra Short Bond	$204,520,609	$168,185,723	$12,021,084	$24,397,824
Corporate Bond	125,775,483	138,232,627	—	—
Global Bond	110,985,992	165,776,400	100,714,872	98,658,761
High-Yield Bond	215,576,536	313,673,099	—	—
SA JPMorgan MFS Core Bond	212,681,214	243,211,426	71,316,998	120,716,816
SA Fixed Income	117,046,251	5,219,027	173,402,400	—
Balanced	88,595,700	96,463,879	37,080,530	33,026,991
SA MFS Total Return	53,726,420	70,940,937	21,279,176	27,464,386
SunAmerica Dynamic Allocation	880,493,202	1,219,673,344	315,347,936	292,205,882
SunAmerica Dynamic Strategy	433,914,782	621,864,779	219,934,429	211,074,050
SA BlackRock VCP Global Multi Asset	275,189,030	209,065,044	—	—
SA Schroders VCP Global Allocation	264,556,857	169,803,918	11,761,230	10,091,079
SA T. Rowe Price VCP Balanced	242,662,313	89,121,857	133,092,734	68,196,392
VCP Total Return BalancedSM	42,611,314	16,718,308	696,576,768	552,038,223
VCPSM Value	269,862,737	96,967,833	845,725,994	837,169,785
Telecom Utility	5,792,161	8,473,457	—	—

456

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA Large Cap Index	$205,443,106	$197,486,202	$—	$—
Growth-Income	53,071,384	148,436,567	—	—
Equity Opportunities	78,929,782	93,382,632	—	—
SA Legg Mason BW Large Cap Value	293,388,597	411,509,305	—	—
“Dogs” of Wall Street	117,473,004	125,350,146	—	—
SA AB Growth	144,741,613	171,600,806	—	—
Capital Growth	141,789,702	91,068,105	—	—
SA MFS Massachusetts Investors Trust	80,601,652	140,737,268	—	—
Fundamental Growth	36,231,158	52,393,216	—	—
Blue Chip Growth	135,218,808	154,931,964	—	—
Real Estate	93,435,670	171,783,514	—	—
Small Company Value	31,451,074	105,890,904	—	—
Mid Cap Growth	81,129,457	117,366,932	—	—
Aggressive Growth	38,080,372	42,882,372	—	—
Growth Opportunities	42,363,773	72,220,507	—	—
SA Janus Focused Growth	85,288,887	68,307,274	—	—
Technology	21,460,772	21,666,059	—	—
Small & Mid Cap Value	81,536,901	120,598,166	—	—
SA Index Allocation 60/40	13,502,725	623,849	—	—
SA Index Allocation 80/20	27,178,940	1,128,177	—	—
SA Index Allocation 90/10	75,403,816	2,650,070	—	—
SA Mid Cap Index	154,267,300	16,670,734	—	—
SA Small Cap Index	130,563,615	13,512,155	—	—
International Growth and Income	10,607,355	60,773,185	—	—
Global Equities	292,423,574	360,015,296	—	—
International Diversified Equities	51,483,230	80,961,942	—	—
Emerging Markets	79,141,669	105,178,398	—	—
Foreign Value	76,498,303	220,922,149	—	—
SA International Index	260,907,995	10,599,246	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,888,329	$62,122,190	30,159,111	$317,585,760	251,608	$2,623,315	828,440	$8,625,368
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,498,145)	(26,391,988)	(7,292,736)	(76,821,004)	(399,615)	(4,166,964)	(1,239,211)	(12,901,335)

Net increase (decrease)	3,390,184	$35,730,202	22,866,375	$240,764,756	(148,007)	$(1,543,649)	(410,771)	$(4,275,967)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	3,847,065	$39,755,634	13,899,526	$143,608,643
Reinvested dividends	—	—	—	—
Shares redeemed	(5,417,146)	(55,990,290)	(18,572,347)	(191,889,146)

Net increase (decrease)	(1,570,081)	$(16,234,656)	(4,672,821)	$(48,280,503)

457

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	168,575	$2,314,377	1,026,169	$13,519,113	31,139	$426,545	157,274	$2,156,257
Reinvested dividends	—	—	2,687,739	36,107,209	—	—	82,518	1,108,181
Shares redeemed	(5,616,099)	(75,996,911)	(25,111,612)	(338,312,882)	(180,556)	(2,463,919)	(365,512)	(4,935,152)

Net increase (decrease)	(5,447,524)	$(73,682,534)	(21,397,704)	$(288,686,560)	(149,417)	$(2,037,374)	(125,720)	$(1,670,714)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	3,361,194	$45,586,220	8,760,764	$117,468,189
Reinvested dividends	—	—	2,779,179	37,130,919
Shares redeemed	(4,458,361)	(60,562,108)	(9,394,662)	(125,754,854)

Net increase (decrease)	(1,097,167)	$(14,975,888)	2,145,281	$28,844,254

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	125,674	$1,408,197	4,319,906	$49,479,286	38,475	$423,528	47,385	$527,298
Reinvested dividends	—	—	69,140	808,388	—	—	770	8,931
Shares redeemed	(5,588,529)	(61,497,438)	(8,744,672)	(96,284,424)	(61,974)	(685,510)	(138,097)	(1,554,015)

Net increase (decrease)	(5,462,855)	$(60,089,241)	(4,355,626)	(45,996,750)	(23,499)	$(261,982)	(89,942)	(1,017,786)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,718,094	$18,720,277	7,416,215	$82,192,080
Reinvested dividends	—	—	17,823	204,822
Shares redeemed	(2,318,908)	(25,244,812)	(4,244,629)	(47,105,397)

Net increase (decrease)	(600,814)	$(6,524,535)	3,189,409	35,291,505

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	834,553	$5,020,656	21,668,914	$123,451,416	132,719	$808,317	394,626	$2,178,702
Reinvested dividends	—	—	3,381,099	18,791,932	—	—	123,858	688,200
Shares redeemed	(17,380,112)	(103,179,075)	(34,883,382)	(196,929,415)	(134,534)	(805,536)	(799,513)	(4,525,033)

Net increase (decrease)	(16,545,559)	$(98,158,419)	(9,833,369)	$(54,686,067)	(1,815)	$2,781	(281,029)	$(1,658,131)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	2,024,037	$12,069,655	17,829,808	$99,501,468
Reinvested dividends	—	—	2,078,222	11,487,404
Shares redeemed	(3,764,275)	(22,366,791)	(25,931,439)	(147,233,062)

Net increase (decrease)	(1,740,238)	$(10,297,136)	(6,023,409)	$(36,244,190)

458

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	404,382	$3,628,820	3,999,709	$35,871,321	73,726	$658,723	102,466	$913,887
Reinvested dividends	—	—	2,186,847	19,743,843	—	—	19,173	172,550
Shares redeemed	(10,970,315)	(97,657,527)	(18,106,837)	(162,303,190)	(127,946)	(1,140,444)	(255,882)	(2,293,508)

Net increase (decrease)	(10,565,933)	(94,028,707)	(11,920,281)	$(106,688,026)	(54,220)	$(481,721)	(134,243)	$(1,207,071)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	6,843,626	$60,635,778	13,019,931	$115,562,496
Reinvested dividends	—	—	1,754,557	15,696,762
Shares redeemed	(7,919,224)	(70,279,832)	(12,689,853)	(112,739,058)

Net increase (decrease)	(1,075,598)	$(9,644,054)	2,084,635	$18,520,200

	SA Fixed Income Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to July 31, 2017 (unaudited)		For the period February 6, 2017* to July 31, 2017 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	29,760,999	$297,906,408	10,000	$100,000
Reinvested dividends	—	—	—	—
Shares redeemed	(922,577)	(9,302,002)	—	—

Net increase (decrease)	28,838,422	$288,604,406	10,000	$100,000

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	93,587	$1,862,777	236,590	$4,514,075	17,253	$343,994	98,115	$1,862,167
Reinvested dividends	—	—	260,129	4,817,161	—	—	33,099	612,194
Shares redeemed	(322,265)	(6,419,366)	(646,842)	(12,293,493)	(55,547)	(1,105,789)	(107,920)	(2,052,849)

Net increase (decrease)	(228,678)	$(4,556,589)	(150,123)	$(2,962,257)	(38,294)	(761,795)	23,294	$421,512

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,793,325	$35,523,554	1,198,323	$22,697,632
Reinvested dividends	—	—	425,084	7,837,927
Shares redeemed	(1,672,641)	(33,126,878)	(1,213,313)	(22,979,717)

Net increase (decrease)	120,684	$2,396,676	410,094	$7,555,842

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	60,828	$1,182,996	149,787	$2,868,559	6,132	$120,208	18,091	$352,106
Reinvested dividends	—	—	856,649	15,885,500	—	—	130,575	2,423,449
Shares redeemed	(694,204)	(13,660,810)	(1,633,639)	(31,290,788)	(130,999)	(2,578,296)	(290,461)	(5,620,476)

Net increase (decrease)	(633,376)	$(12,477,814)	(627,203)	$(12,536,729)	(124,867)	$(2,458,088)	(141,795)	$(2,844,921)

*	Commencement of operations

459

	SA MFS Total Return Portfolio
	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	748,739	$14,679,067	1,530,103	$29,156,535
Reinvested dividends	—	—	1,291,973	23,926,289
Shares redeemed	(1,365,882)	(26,725,627)	(2,589,586)	(49,473,379)

Net increase (decrease)	(617,143)	$(12,046,560)	232,490	$3,609,445

	SunAmerica Dynamic Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the period September 26, 2016* to January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,200	$100,000	7,349,116	$96,512,866	37,834,378	$449,308,490
Reinvested dividends	—	—	—	—	—	—	13,525,314	164,596,577
Shares redeemed	—	—	—	—	(37,887,012)	(493,983,575)	(76,458,522)	(925,875,040)

Net increase (decrease)	—	$—	8,200	$100,000	(30,537,896)	$(397,470,709)	(25,098,830)	$(311,969,973)

	SunAmerica Dynamic Strategy Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the period September 26, 2016* to January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,185	$100,000	4,179,945	$54,924,405	15,804,467	$188,840,067
Reinvested dividends	—	—	—	—	—	—	7,075,625	86,298,183
Shares redeemed	—	—	—	—	(21,040,105)	(275,252,256)	(41,823,980)	(508,974,629)

Net increase (decrease)	—	$—	8,185	$100,000	(16,860,160)	$(220,327,851)	(18,943,888)	$(233,836,379)

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the period September 26, 2016* to January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,371	$100,000	11,699,336	$127,317,123	45,557,896	$478,479,303
Reinvested dividends	—	—	88	918	—	—	361,000	3,760,307
Shares redeemed	—	—	—	—	(842,959)	(9,279,221)	(1,225,441)	(12,940,783)

Net increase (decrease)	—	$—	9,459	$100,918	10,856,377	$118,037,902	44,693,455	$469,298,827

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the period September 26, 2016* to January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,214	$100,000	10,065,632	$112,756,635	36,938,542	$395,102,324
Reinvested dividends	—	—	130	1,404	—	—	454,574	4,918,907
Shares redeemed	—	—	—	—	(567,095)	(6,406,852)	(1,240,380)	(13,237,297)

Net increase (decrease)	—	$—	9,344	$101,404	9,498,537	$106,349,783	36,152,736	$386,783,934

*	Commencement of operations

460

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the period September 26, 2016* to January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,360	$100,000	21,322,454	$242,684,111	62,687,603	$662,305,773
Reinvested dividends	—	—	37	396	—	—	185,467	1,987,117
Shares redeemed	—	—	—	—	(1,497,064)	(17,223,324)	(1,330,997)	(13,909,212)

Net increase (decrease)	—	$—	9,397	$100,396	19,825,390	$225,460,787	61,542,073	$650,383,678

	VCP Total Return BalancedSM Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the period September 26, 2016* to January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,022	$100,000	7,788,141	$91,016,370	39,407,004	$424,731,417
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	(1,133,999)	(13,408,972)	(1,276,951)	(13,746,073)

Net increase (decrease)	—	$—	9,022	$100,000	6,654,142	$77,607,398	38,130,053	$410,985,344

	VCPSM Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the period September 26, 2016* to January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,549	$100,000	16,128,427	$206,296,144	33,275,039	$387,210,964
Reinvested dividends	—	—	—	—	—	—	529,668	6,198,631
Shares redeemed	—	—	—	—	(1,154,433)	(14,832,606)	(5,570,001)	(67,681,180)

Net increase (decrease)	—	$—	8,549	$100,000	14,973,994	$191,463,538	28,234,706	$325,728,415

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,247	$124,366	60,268	$856,411	1,532	$23,095	16,439	$237,313
Reinvested dividends	—	—	56,409	805,571	—	—	6,595	94,400
Shares redeemed	(84,838)	(1,248,144)	(230,708)	(3,270,637)	(8,201)	(122,678)	(43,916)	(618,247)

Net increase (decrease)	(76,591)	$(1,123,778)	(114,031)	$(1,608,655)	(6,669)	$(99,583)	(20,882)	$(286,534)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	85,409	$1,248,822	483,621	$6,723,269
Reinvested dividends	—	—	87,245	1,243,285
Shares redeemed	(283,113)	(4,135,441)	(572,042)	(8,001,945)

Net increase (decrease)	(197,704)	$(2,886,619)	(1,176)	$(35,391)

*	Commencement of operations

461

	SA Large Cap Index Portfolio
	Class 1
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	6,852,634	$140,370,341	13,758,106	$251,639,260
Reinvested dividends	—	—	2,116,072	38,441,324
Shares redeemed	(7,571,923)	(149,331,331)	(7,231,779)	(132,397,941)

Net increase (decrease)	(719,289)	$(8,960,990)	8,642,399	$157,682,643

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	223,474	$7,777,862	3,756,661	$116,590,211	2,353	$80,192	6,403	$204,105
Reinvested dividends	—	—	1,568,224	48,013,668	—	—	17,859	546,438
Shares redeemed	(3,046,031)	(102,970,763)	(4,614,034)	(144,797,715)	(18,462)	(628,087)	(56,850)	(1,782,723)

Net increase (decrease)	(2,822,557)	$(95,192,901)	710,851	$19,806,164	(16,109)	$(547,895)	(32,588)	$(1,032,180)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	282,740	$9,591,712	754,001	$23,513,435
Reinvested dividends	—	—	356,773	10,877,568
Shares redeemed	(487,804)	(16,548,179)	(1,082,348)	(33,963,552)

Net increase (decrease)	(205,064)	$(6,956,467)	28,426	$427,451

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,332	$496,946	2,650,933	$50,513,058	467	$9,942	7,298	$142,446
Reinvested dividends	—	—	598,619	11,524,254	—	—	9,654	185,809
Shares redeemed	(639,617)	(13,773,204)	(1,230,778)	(24,084,310)	(21,939)	(474,204)	(77,459)	(1,516,510)

Net increase (decrease)	(616,285)	$(13,276,258)	2,018,774	$37,953,002	(21,472)	$(464,262)	(60,507)	$(1,188,255)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	142,821	$3,046,853	674,138	$13,098,490
Reinvested dividends	—	—	174,042	3,340,239
Shares redeemed	(299,915)	(6,431,345)	(595,827)	(11,553,560)

Net increase (decrease)	(157,094)	$(3,384,492)	252,353	$4,885,169

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	54,102	$1,127,682	7,966,793	$191,729,965	12,518	$262,052	28,565	$637,337
Reinvested dividends	—	—	12,486,508	227,091,481	—	—	736,079	13,393,316
Shares redeemed	(4,534,789)	(94,207,011)	(5,607,803)	(122,271,459)	(253,191)	(5,257,451)	(507,819)	(10,976,217)

Net increase (decrease)	(4,480,687)	$(93,079,329)	14,845,498	$296,549,987	(240,673)	$(4,995,399)	256,825	$3,054,436

462

	SA Legg Mason BW Large Cap Value Portfolio
	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	430,780	$8,942,909	567,753	$11,954,571
Reinvested dividends	—	—	7,603,400	137,702,824
Shares redeemed	(1,991,669)	(41,172,197)	(4,345,964)	(91,666,338)

Net increase (decrease)	(1,560,888)	$(32,229,288)	3,825,189	$57,991,057

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,865	$739,771	435,948	$5,842,551	13,427	$187,609	71,626	$977,074
Reinvested dividends	—	—	1,055,679	13,896,331	—	—	38,749	509,462
Shares redeemed	(637,272)	(9,051,229)	(3,008,128)	(40,100,385)	(63,426)	(897,421)	(109,405)	(1,475,598)

Net increase (decrease)	(585,407)	$(8,311,458)	(1,516,501)	$(20,361,503)	(49,999)	(709,812)	970	$10,938

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	858,270	$12,083,368	2,533,919	$33,958,292
Reinvested dividends	—	—	813,298	10,628,817
Shares redeemed	(1,045,593)	(14,722,262)	(1,792,601)	(23,973,783)

Net increase (decrease)	(187,323)	$(2,638,894)	1,554,616	$20,613,326

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	446,364	$18,649,523	138,395	$5,310,551	11,264	$459,775	19,002	$753,665
Reinvested dividends	—	—	1,290,437	47,353,124	—	—	69,896	2,555,593
Shares redeemed	(530,072)	(21,713,122)	(1,130,609)	(43,656,740)	(45,776)	(1,869,915)	(97,387)	(3,753,157)

Net increase (decrease)	(83,708)	$(3,063,599)	298,223	$9,006,935	(34,512)	$(1,410,140)	(8,489)	$(443,899)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	85,053	$3,432,830	334,989	$12,796,900
Reinvested dividends	—	—	429,289	15,561,208
Shares redeemed	(325,220)	(13,127,471)	(750,215)	(28,745,156)

Net increase (decrease)	(240,167)	$(9,694,641)	14,063	$(387,048)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,390,500	$66,259,065	9,399,019	$128,850,071	14	$210	4,259	$57,852
Reinvested dividends	—	—	83,868	1,161,120	—	—	536	7,320
Shares redeemed	(747,906)	(11,298,680)	(1,083,742)	(14,975,752)	(14,622)	(221,109)	(15,621)	(206,672)

Net increase (decrease)	3,642,594	$54,960,385	8,399,145	$115,035,439	(14,608)	$(220,899)	(10,826)	$(141,500)

463

	Capital Growth Portfolio
	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	96,641	$1,425,370	741,319	$9,884,553
Reinvested dividends	—	—	15,183	205,377
Shares redeemed	(347,975)	(5,137,340)	(477,495)	(6,335,686)

Net increase (decrease)	(251,334)	$(3,711,970)	279,007	$3,754,244

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	381,235	$8,786,036	400,543	$8,035,216	2,719	$60,595	48,796	$959,426
Reinvested dividends	—	—	3,277,465	64,498,979	—	—	41,181	811,176
Shares redeemed	(1,959,318)	(43,270,560)	(3,465,257)	(72,156,947)	(39,787)	(885,602)	(117,458)	(2,442,086)

Net increase (decrease)	(1,578,083)	$(34,484,524)	212,751	$377,248	(37,068)	$(825,007)	(27,481)	$(671,484)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	287,525	$6,346,693	886,037	$18,053,026
Reinvested dividends	—	—	1,819,908	35,693,832
Shares redeemed	(1,754,957)	(38,744,366)	(2,105,899)	(43,125,885)

Net increase (decrease)	(1,467,432)	$(32,397,673)	600,046	$10,620,973

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,190	$691,683	25,041	$526,251	1,929	$45,541	1,757	$35,871
Reinvested dividends	—	—	299,373	6,235,267	—	—	10,728	218,546
Shares redeemed	(215,465)	(5,007,282)	(2,494,750)	(54,403,293)	(7,621)	(173,793)	(19,603)	(405,716)

Net increase (decrease)	(187,275)	$(4,315,599)	(2,170,336)	$(47,641,775)	(5,692)	$(128,252)	(7,118)	$(151,299)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	63,685	$1,454,755	266,825	$5,397,824
Reinvested dividends	—	—	292,363	5,856,473
Shares redeemed	(496,916)	(11,209,101)	(507,958)	(10,445,385)

Net increase (decrease)	(433,231)	$(9,754,346)	51,230	$808,912

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	44,031	$518,958	1,672,891	$16,275,752	10,266	$117,007	9,259	$97,963
Reinvested dividends	—	—	1,367,144	14,282,825	—	—	11,134	115,975
Shares redeemed	(1,264,408)	(14,662,828)	(5,164,236)	(54,459,399)	(26,807)	(310,788)	(72,090)	(751,992)

Net increase (decrease)	(1,220,377)	$(14,143,870)	(2,124,201)	$(23,900,822)	(16,541)	$(193,781)	(51,697)	$(538,054)

464

	Blue Chip Growth Portfolio
	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	393,194	$4,508,958	1,461,413	$15,145,735
Reinvested dividends	—	—	376,940	3,904,422
Shares redeemed	(1,003,749)	(11,558,178)	(1,439,305)	(14,879,014)

Net increase (decrease)	(610,555)	$(7,049,220)	399,048	$4,171,143

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,243,490	$19,270,726	2,882,243	$48,985,933	4,759	$72,577	30,004	$478,646
Reinvested dividends	—	—	886,611	13,727,840	—	—	32,421	500,874
Shares redeemed	(5,844,236)	(90,201,391)	(5,636,836)	(88,156,132)	(56,763)	(875,836)	(106,432)	(1,645,487)

Net increase (decrease)	(4,600,746)	$(70,930,665)	(1,867,982)	$(25,442,359)	(52,004)	$(803,259)	(44,007)	$(665,967)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	597,600	$9,153,321	2,905,769	$45,241,924
Reinvested dividends	—	—	967,017	14,859,860
Shares redeemed	(1,234,992)	(18,920,206)	(4,578,782)	(74,054,101)

Net increase (decrease)	(637,392)	$(9,766,885)	(705,996)	$(13,952,317)

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,322	$82,133	118,319	$2,581,564	674,802	$16,486,628	526,997	$12,387,100
Reinvested dividends	—	—	1,141,068	25,581,438	—	—	1,088,344	24,217,418
Shares redeemed	(3,128,283)	(77,400,451)	(4,307,098)	(98,708,714)	(931,810)	(22,765,012)	(2,561,320)	(59,574,297)

Net increase (decrease)	(3,124,961)	$(77,318,318)	(3,047,711)	$(70,545,712)	(257,008)	$(6,278,384)	(945,979)	$(22,969,779)

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	943,022	$15,725,198	253,901	$3,888,897	22,975	$366,078	35,884	$551,280
Reinvested dividends	—	—	1,482,359	22,287,126	—	—	118,489	1,730,692
Shares redeemed	(2,251,069)	(37,694,598)	(4,747,976)	(77,367,628)	(82,547)	(1,338,462)	(206,077)	(3,205,866)

Net increase (decrease)	(1,308,047)	$(21,969,400)	(3,011,716)	$(51,191,605)	(59,572)	$(972,384)	(51,704)	$(923,894)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	467,526	$7,385,172	1,013,397	$15,375,766
Reinvested dividends	—	—	1,217,041	17,464,689
Shares redeemed	(1,124,426)	(17,950,114)	(1,396,900)	(21,214,351)

Net increase (decrease)	(656,900)	$(10,564,942)	833,538	$11,626,104

465

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	53,672	$1,049,127	123,880	$1,913,177	2,590	$47,791	3,000	$49,912
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(256,113)	(4,931,253)	(3,829,689)	(62,170,045)	(11,425)	(215,555)	(38,188)	(621,734)

Net increase (decrease)	(202,441)	$(3,882,126)	(3,705,809)	$(60,256,868)	(8,835)	$(167,764)	(35,188)	$(571,822)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	155,130	$2,914,379	187,854	$2,950,360
Reinvested dividends	—	—	—	—
Shares redeemed	(220,271)	(4,117,162)	(422,085)	(6,666,791)

Net increase (decrease)	(65,141)	$(1,202,783)	(234,231)	$(3,716,431)

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	44,464	$378,894	209,454	$1,529,742	16,382	$136,411	11,222	$83,163
Reinvested dividends	—	—	1,121,274	8,357,886	—	—	34,655	249,280
Shares redeemed	(1,363,107)	(11,770,420)	(1,630,203)	(12,506,050)	(19,774)	(160,276)	(81,487)	(606,971)

Net increase (decrease)	(1,318,643)	$(11,391,526)	(299,475)	$(2,618,422)	(3,392)	$(23,865)	(35,610)	$(274,528)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	347,237	$2,765,746	1,513,297	$10,805,462
Reinvested dividends	—	—	2,025,769	14,262,011
Shares redeemed	(2,795,857)	(22,255,188)	(3,495,818)	(25,139,238)

Net increase (decrease)	(2,448,620)	$(19,489,442)	43,248	$(71,765)

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,885,037	$50,330,170	117,401	$1,376,474	3,626	$48,555	17,462	$197,159
Reinvested dividends	—	—	969,449	11,011,715	—	—	76,746	856,434
Shares redeemed	(509,023)	(6,515,018)	(1,233,581)	(14,286,237)	(76,369)	(960,840)	(211,535)	(2,494,093)

Net increase (decrease)	3,376,014	$43,815,152	(146,731)	$(1,898,048)	(72,743)	$(912,285)	(117,327)	$(1,440,500)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	310,612	$3,854,031	1,105,589	$12,596,339
Reinvested dividends	—	—	1,100,377	12,118,668
Shares redeemed	(1,423,793)	(17,678,632)	(1,891,119)	(21,672,227)

Net increase (decrease)	(1,113,181)	$(13,824,601)	314,847	$3,042,780

466

	Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	167,055	$1,144,886	165,070	$914,403	36,069	$245,110	50,092	$272,759
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(135,403)	(940,371)	(505,175)	(2,667,005)	(31,310)	(213,492)	(127,314)	(674,718)

Net increase (decrease)	31,652	$204,515	(340,105)	$(1,752,602)	4,759	$31,618	(77,222)	$(401,959)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	998,797	$6,665,230	1,494,303	$7,730,864
Reinvested dividends	—	—	—	—
Shares redeemed	(907,812)	(6,046,881)	(2,405,630)	(12,387,145)

Net increase (decrease)	90,985	$618,349	(911,327)	$(4,656,281)

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,402	$45,995	65,522	$1,037,200	18,764	$357,904	45,237	$797,782
Reinvested dividends	—	—	331,253	5,579,724	—	—	44,148	743,115
Shares redeemed	(1,197,819)	(23,156,081)	(960,471)	(16,625,164)	(74,877)	(1,430,790)	(192,642)	(3,369,489)

Net increase (decrease)	(1,195,417)	$(23,110,086)	(563,696)	$(10,008,240)	(56,113)	$(1,072,886)	(103,257)	$(1,828,592)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,614,045	$30,662,768	1,280,737	$21,907,455
Reinvested dividends	—	—	1,490,403	24,921,975
Shares redeemed	(2,211,228)	(41,956,484)	(6,614,100)	(114,958,265)

Net increase (decrease)	(597,183)	$(11,293,716)	(3,842,960)	$(68,128,835)

	SA Index Allocation 60/40 Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to July 31, 2017 (unaudited)		For the period February 6, 2017* to July 31, 2017 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	10,000	$100,000	1,291,976	$13,321,644
Reinvested dividends	—	—	—	—
Shares redeemed	—	—	(53,865)	(562,510)

Net increase (decrease)	10,000	$100,000	1,238,111	$12,759,134

*	Commencement of operations

467

	SA Index Allocation 80/20 Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to July 31, 2017 (unaudited)		For the period February 6, 2017* to July 31, 2017 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	10,000	$100,000	2,510,020	$26,244,650
Reinvested dividends	—	—	—	—
Shares redeemed	—	—	(29,242)	(310,396)

Net increase (decrease)	10,000	$100,000	2,480,778	$25,934,254

	SA Index Allocation 90/10 Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to July 31, 2017 (unaudited)		For the period February 6, 2017* to July 31, 2017 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	17,612	$182,295	6,976,604	$73,386,764
Reinvested dividends	—	—	—	—
Shares redeemed	—	—	(76,599)	(813,017)

Net increase (decrease)	17,612	$182,295	6,900,005	$72,573,747

	SA Mid Cap Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to July 31, 2017 (unaudited)		For the period February 6, 2017* to July 31, 2017 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	13,829,932	$141,082,552	10,000	$100,000
Reinvested dividends	—	—	—	—
Shares redeemed	(646,867)	(6,652,529)	—	—

Net increase (decrease)	13,183,065	$134,430,023	10,000	$100,000

	SA Small Cap Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to July 31, 2017 (unaudited)		For the period February 6, 2017* to July 31, 2017 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	11,619,597	$119,778,540	10,000	$100,000
Reinvested dividends	—	—	—	—
Shares redeemed	(474,130)	(4,913,171)	—	—

Net increase (decrease)	11,145,467	$114,865,369	10,000	$100,000

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,409	$629,585	1,338,971	$11,865,291	5,767	$59,019	39,312	$354,007
Reinvested dividends	—	—	395,004	3,595,685	—	—	10,725	98,156
Shares redeemed	(3,964,356)	(38,556,502)	(3,170,576)	(28,820,542)	(56,717)	(580,609)	(114,531)	(1,032,108)

Net increase (decrease)	(3,900,947)	$(37,926,917)	(1,436,601)	$(13,359,566)	(50,950)	$(521,590)	(64,494)	$(579,945)

*	Commencement of operations

468

	International Growth and Income Portfolio
	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	141,160	$1,431,928	1,324,009	$11,785,787
Reinvested dividends	—	—	246,780	2,252,932
Shares redeemed	(1,805,616)	(18,149,399)	(2,765,452)	(24,845,379)

Net increase (decrease)	(1,664,456)	$(16,717,471)	(1,194,663)	$(10,806,660)

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	35,065	$734,067	391,028	$6,855,505	2,432	$48,738	8,095	$146,983
Reinvested dividends	—	—	405,915	7,514,271	—	—	2,897	53,529
Shares redeemed	(3,270,829)	(66,340,320)	(4,791,066)	(89,197,110)	(16,199)	(332,780)	(48,205)	(881,057)

Net increase (decrease)	(3,235,764)	$(65,606,253)	(3,994,123)	$(74,827,334)	(13,767)	$(284,042)	(37,213)	$(680,545)

*	Commencement of operations

	Global Equities Portfolio
	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	77,817	$1,590,512	188,398	$3,410,796
Reinvested dividends	—	—	21,841	401,782
Shares redeemed	(176,834)	(3,610,112)	(359,729)	(6,528,954)

Net increase (decrease)	(99,017)	$(2,019,600)	(149,490)	$(2,716,376)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,134,721	$11,556,106	8,482,756	$75,606,654	29,940	$286,251	49,049	$433,874
Reinvested dividends	—	—	434,699	3,956,000	—	—	13,627	123,548
Shares redeemed	(3,425,716)	(32,200,602)	(2,800,977)	(24,879,429)	(132,345)	(1,301,236)	(296,562)	(2,629,624)

Net increase (decrease)	(2,290,995)	$(20,644,496)	6,116,478	$54,683,225	(102,405)	$(1,014,985)	(233,886)	$(2,072,202)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	413,500	$4,086,107	2,187,845	$19,287,662
Reinvested dividends	—	—	158,813	1,437,566
Shares redeemed	(1,879,946)	(18,483,801)	(2,588,714)	(22,782,483)

Net increase (decrease)	(1,466,446)	$(14,397,694)	(242,056)	$(2,057,255)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	508,437	$3,988,218	4,536,896	$28,763,956	11,530	$89,881	40,532	$275,439
Reinvested dividends	—	—	472,253	3,301,199	—	—	9,307	64,803
Shares redeemed	(2,152,674)	(16,472,615)	(22,297,886)	(149,444,062)	(48,639)	(372,700)	(149,868)	(997,866)

Net increase (decrease)	(1,644,237)	$(12,484,397)	(17,288,737)	$(117,378,907)	(37,109)	$(282,819)	(100,029)	$(657,624)

469

	Emerging Markets Portfolio
	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	677,312	$5,143,983	2,012,172	$13,084,489
Reinvested dividends	—	—	334,537	2,312,110
Shares redeemed	(2,840,273)	(21,661,309)	(4,242,984)	(27,468,276)

Net increase (decrease)	(2,162,961)	$(16,517,326)	(1,896,275)	$(12,071,677)

	Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017		For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,422	$225,685	2,361,990	$32,601,507	3,808	$61,744	20,345	$288,514
Reinvested dividends	—	—	1,484,181	20,909,036	—	—	34,959	492,654
Shares redeemed	(6,285,464)	(94,651,593)	(12,466,608)	(176,172,767)	(76,455)	(1,200,530)	(198,769)	(2,825,339)

Net increase (decrease)	(6,271,042)	$(94,425,908)	(8,620,437)	$(122,662,224)	(72,647)	$(1,138,786)	(143,465)	$(2,044,171)

	Class 3
	For the six months ended July 31, 2017 (unaudited)		For the year ended January 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	418,544	$6,549,196	3,168,640	$44,125,624
Reinvested dividends	—	—	1,385,656	19,479,770
Shares redeemed	(3,854,393)	(60,406,256)	(5,028,325)	(70,996,128)

Net increase (decrease)	(3,435,849)	$(53,857,060)	(474,029)	(7,390,734)

	SA International Index Portfolio
	Class 1		Class 3
	For the period February 6, 2017* to July 31, 2017 (unaudited)		For the period February 6, 2017* to July 31, 2017 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	25,358,534	$254,543,050	10,000	$100,000
Reinvested dividends	—	—	—	—
Shares redeemed	(660,025)	(6,924,975)	—	—

Net increase (decrease)	24,698,509	$247,618,075	10,000	$100,000

*	Commencement of operations

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the period ended July 31, 2017:

Portfolio	Invesco Capital Markets, Inc.	National Financial Services, LLC	Oppenheimer & Co., Inc.
VCPSM Value	$616	$—	$—
Equity Opportunities	—	—	1,362
Real Estate	—	10,809	—
Growth Opportunities	2,261	—	—

470

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended July 31, 2017, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2017
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$172,476,550	$20,071,365	$6,855,391	$28,861	$897,200	$186,618,585
Corporate Bond Portfolio, Class 1	—	—	414,244,867	142,728	58,908,071	(1,135,536)	17,894,496	372,238,484
Global Bond Portfolio, Class 1	—	—	56,174,177	17,840	16,713,848	182,505	2,514,964	42,175,638
High-Yield Bond Portfolio, Class 1	—	—	105,713,141	26,762	36,669,416	(146,039)	4,897,629	73,822,077
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	625,097,307	214,092	65,960,751	(777,128)	16,544,530	575,118,050
SA Fixed Income Index Portfolio, Class 1	—	—	—	180,071,364	6,066,233	45,318	3,525,092	177,575,541
SA Large Cap Index Portfolio, Class 1	—	—	1,157,826,120	62,443,507	92,278,812	36,189,522	66,380,068	1,230,560,405
Growth-Income Portfolio, Class 1	—	—	436,786,621	7,160,569	40,424,629	7,466,135	18,541,124	429,529,820
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	199,425,035	71,364	26,052,680	(3,733,819)	19,472,592	189,182,492
Capital Growth Portfolio, Class 1	—	—	118,863,740	66,071,365	6,855,391	790,610	13,587,867	192,458,191
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	320,905,808	8,129,140	12,778,965	2,100,066	31,951,102	350,307,151
Fundamental Growth Portfolio, Class 1	—	—	25,133,212	8,921	856,924	(175,872)	4,665,273	28,774,610
Blue Chip Growth Portfolio	—	—	380,099,563	149,129	14,000,325	2,370,194	37,864,828	406,483,389
Real Estate Portfolio, Class 1	—	—	80,830,856	11,022,094	63,693,169	(736,671)	3,440,344	30,863,454
Small Company Value Portfolio, Class 1	—	—	158,532,107	38,201	63,417,365	27,710	324,156	95,504,809
Mid-Cap Growth Portfolio, Class 1	—	—	93,038,521	35,682	18,427,695	4,405,454	6,897,661	85,949,623
Aggressive Growth Portfolio, Class 1	—	—	25,363,498	8,921	856,924	204,967	3,078,576	27,799,038
Growth Opportunities Portfolio, Class 1	—	—	95,121,146	35,681	10,427,695	1,139,754	9,194,752	95,063,638
SA Janus Focused Growth Portfolio, Class 1	—	—	—	50,017,841	1,495,367	71,173	2,781,292	51,374,939
International Diversified Equities Portfolio, Class 1	—	—	267,526,674	10,102,793	28,501,054	(1,952,137)	39,517,312	286,693,588
SA Mid Cap Index Portfolio, Class 1	—	—	—	82,585,682	3,033,116	84,835	2,398,595	82,035,996
SA Small Cap Index Portfolio, Class 1	—	—	—	65,901,761	2,274,837	84,288	2,274,927	65,986,139
Global Equities Portfolio, Class 1	—	—	319,822,804	107,046	57,480,376	13,971,762	15,684,769	292,106,005
Emerging Markets Portfolio, Class 1	—	—	124,475,421	44,602	11,984,619	110,894	25,011,995	137,658,293
Foreign Value Portfolio, Class 1	—	—	284,691,918	89,205	58,766,528	(9,658,393)	38,658,186	255,014,388

471

SunAmerica Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2017
SA International Index Portfolio, Class 1	$—	$—	$—	$140,053,521	$4,549,674	$190,247	$15,698,561	$151,392,655
Seasons Series Trust
Stock Portfolio, Class 1	—	—	330,249,109	124,887	34,996,934	9,562,843	46,925,347	351,865,252
Large Cap Growth Portfolio, Class 1	—	—	160,374,427	64,570	6,389,483	261,032	20,144,138	174,454,684
Large Cap Value Portfolio, Class 1	—	—	385,161,245	138,476	32,928,750	10,226,427	11,570,265	374,167,663
Mid Cap Growth Portfolio, Class 1	—	—	90,724,697	35,682	3,427,695	889,724	9,677,622	97,900,030
Mid Cap Value Portfolio, Class 1	—	—	188,191,653	51,397	59,849,172	(5,917,758)	12,528,914	135,005,034
Small Cap Portfolio, Class 1	—	—	116,743,761	35,682	18,427,695	4,252,821	(2,053,524)	100,551,045
International Equity Portfolio, Class 1	—	—	317,836,603	113,449	40,671,275	3,100,071	39,768,866	320,147,714
Diversified Fixed Income Portfolio, Class 1	—	—	648,381,723	13,249,774	23,993,867	(1,383,573)	19,604,181	655,858,238
Real Return Portfolio, Class 1	—	—	119,541,407	73,571,365	6,855,391	(80,434)	1,075,848	187,252,795
SA Columbia Focused Growth Portfolio, Class 1	—	—	78,866,444	26,762	15,570,772	(3,374,230)	17,108,028	77,056,232
SA Columbia Focused Value Portfolio, Class 1	—	—	212,096,419	71,363	48,954,035	16,576,082	(4,607,074)	175,182,755
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	541,313,597	88,205,171	64,807,893	(2,620,156)	13,050,481	575,141,200
Growth and Income Portfolio, Class 1	—	—	190,110,382	71,364	26,855,391	9,694,191	8,450,401	181,470,947
Growth Portfolio, Class 1	—	—	190,813,103	47,122	88,049,289	(10,746,633)	25,231,820	117,296,123
Capital Appreciation Portfolio, Class 1	—	—	181,390,817	64,962	38,565,847	(2,595,716)	31,699,183	171,993,399

	$—	$—	$9,213,944,473	$880,493,202	$1,219,673,344	$78,993,391	$653,872,387	$9,607,630,109

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2017
SunAmerica Series Trust
Ultra Short Bond Portfolio, Class 1	$—	$—	$51,525,011	$20,030,162	$1,909,662	$4,480	$339,867	$69,989,858
Corporate Bond Portfolio, Class 1	—	—	187,603,485	113,482	7,307,025	(25,589)	8,449,369	188,833,722
Global Bond Portfolio, Class 1	—	—	87,692,680	31,667	42,492,838	(142,976)	2,289,265	47,377,798
High-Yield Bond Portfolio, Class 1	—	—	36,624,289	22,621	1,432,246	32,670	1,995,826	37,243,160
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	269,402,113	650,561	24,985,690	336,138	6,570,262	251,973,384
SA Fixed Income Index Portfolio, Class 1	—	—	—	95,057,313	2,652,970	28,641	1,872,377	94,305,361
SA Large Cap Index Portfolio, Class 1	—	—	535,615,007	19,316,697	55,051,446	15,174,973	31,709,142	546,764,373
Growth-Income Portfolio, Class 1	—	—	300,427,665	176,798	50,855,997	8,458,339	9,432,740	267,639,545

472

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2017
Equity Opportunities Portfolio, Class 1	$—	$—	$258,518,027	$152,198	$9,748,965	$2,973,957	$21,347,952	$273,243,169
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	267,818,867	150,808	34,548,308	(11,244,485)	32,434,813	254,611,695
“Dogs” of Wall Street Portfolio, Class 1	—	—	150,841,786	90,485	5,728,985	997,708	8,160,197	154,361,191
SA AB Growth Portfolio, Class 1	—	—	152,004,701	17,093,266	6,130,300	1,615,357	21,049,782	185,632,806
Capital Growth Portfolio, Class 1	—	—	98,542,155	60,323	3,819,323	575,518	8,989,503	104,348,176
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	309,576,906	180,969	26,457,969	3,565,771	28,650,591	315,516,268
Real Estate Portfolio, Class 1	—	—	43,253,873	8,030,162	1,909,662	(37,690)	2,298,006	51,634,689
Small Company Value Portfolio, Class 1	—	—	50,337,435	24,388	13,778,698	210,860	(60,744)	36,733,241
Mid-Cap Growth Portfolio, Class 1	—	—	49,414,515	13,024,388	14,778,698	(2,266,883)	8,153,519	53,546,841
SA Janus Focused Growth Portfolio, Class 1	—	—	100,246,054	60,323	3,819,322	128,004	15,531,815	112,146,874
SA Mid Cap Index Portfolio, Class 1	—	—	—	50,728,656	1,326,485	3,769	1,066,477	50,472,417
SA Small Cap Index Portfolio, Class 1	—	—	—	49,728,656	1,326,485	(6,617)	1,164,647	49,560,201
Growth Opportunities Portfolio, Class 1	—	—	480,762	—	498,624	14,869	2,993	—
Small & Mid Cap Value Portfolio, Class 1	—	—	105,388,974	45,995	23,156,081	(2,749,204)	4,294,515	83,824,199
International Growth and Income Portfolio, Class 1	—	—	149,480,951	68,992	32,834,121	(691,630)	19,450,989	135,475,181
Global Equities Portfolio, Class 1	—	—	150,279,055	78,938	5,467,057	1,376,133	14,124,532	160,391,601
Foreign Value Portfolio, Class 1	—	—	255,972,232	136,480	35,885,065	(909,886)	29,112,053	248,425,814
SA International Index Portfolio, Class 1	—	—	—	91,050,149	2,321,348	127,265	10,294,533	99,150,599
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	103,708,241	15,061,714	14,019,981	332,626	12,572,766	117,655,366
Large Cap Value Portfolio, Class 1	—	—	402,727,492	235,730	69,474,662	10,121,544	11,897,193	355,507,297
Mid Cap Growth Portfolio, Class 1	—	—	50,239,075	30,162	5,309,661	691,393	4,950,480	50,601,449
Mid Cap Value Portfolio, Class 1	—	—	50,305,563	30,162	4,809,663	(749,511)	2,921,408	47,697,959
Small Cap Portfolio, Class 1	—	—	149,297,458	76,157	23,065,742	630,372	1,774,579	128,712,824
International Equities Portfolio, Class 1	—	—	202,967,865	106,318	32,975,404	(2,078,425)	28,387,213	196,407,567
Diversified Fixed Income Portfolio, Class 1	—	—	97,455,184	32,074,651	4,482,566	(120,701)	3,287,570	128,214,138
Real Return Portfolio, Class 1	—	—	71,886,694	45,242	2,864,492	(107,287)	565,713	69,525,870
SA Columbia Focused Value Portfolio, Class 1	—	—	126,309,431	74,013	19,573,496	3,417,422	4,449,151	114,676,521
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	—	—	140,877,953	20,076,156	35,065,742	212,904	2,352,728	128,453,999

	$—	$—	$5,006,821,499	$433,914,782	$621,864,779	$29,899,829	$361,883,822	$5,210,655,153

†	Includes reinvestments of distributions paid.

473

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2017
American International Group, Inc. - Common Stock	$49,063	$—	$5,037,406	$182,107	$468,815	$140,385	$(58,909)	$4,832,174

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Market Value at January 31, 2017	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2017
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$—	$5,215,490	$63,939	$3,375	$187,050	$5,341,976
SA Mid Cap Index Portfolio, Class 1	—	—	—	539,959	156,882	1,917	7,399	392,393
SA Small Cap Index Portfolio, Class 1	—	—	—	483,970	231,325	2,545	5,462	260,652
SA Fixed Income Index Portfolio, Class 1	—	—	—	5,648,354	151,887	1,050	51,184	5,548,701
SA International Index Portfolio, Class 1	—	—	—	1,614,952	19,816	1,526	94,966	1,691,628

	$—	$—	$—	$13,502,725	$623,849	$10,413	$346,061	$13,235,350

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2017
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$—	$13,121,971	$96,589	$7,145	$351,934	$13,384,461
SA Mid Cap Index Portfolio, Class 1	—	—	—	1,867,077	561,040	6,829	16,556	1,329,422
SA Small Cap Index Portfolio, Class 1	—	—	—	933,538	280,520	2,879	11,161	667,058
SA Fixed Income Index Portfolio, Class 1	—	—	—	6,569,739	155,905	974	39,378	6,454,186
SA International Index Portfolio, Class 1	—	—	—	4,686,615	34,123	2,966	209,169	4,864,627

	$—	$—	$—	$27,178,940	$1,128,177	$20,793	$628,198	$26,699,754

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2017
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$—	$40,014,597	$37	$1	$1,054,412	$41,068,973
SA Mid Cap Index Portfolio, Class 1	—	—	—	5,261,178	1,575,007	18,282	48,560	3,753,013
SA Small Cap Index Portfolio, Class 1	—	—	—	2,630,590	800,004	6,275	31,599	1,868,460
SA Fixed Income Index Portfolio, Class 1	—	—	—	10,459,639	275,008	375	52,603	10,237,609
SA International Index Portfolio, Class 1	—	—	—	17,037,812	14	—	716,160	17,753,958

	—	—	—	75,403,816	2,650,070	24,933	1,903,334	74,682,013

474

At July 31, 2017, the following affiliated owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Seasons Series Trust Allocation Balanced Portfolio	Seasons Series Trust Allocation Growth Portfolio	Seasons Series Trust Allocation Moderate Growth Portfolio	Seasons Series Trust Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio
Ultra Short Bond	2.55%	43.28%	0.07%	1.94%	0.28%	2.58%	2.32%	34.17%	12.81%	—%	—%	—%
Corporate Bond	3.23	61.93	0.16	—	—	—	—	23.01	11.67	—	—	—
Global Bond	4.86	74.74	0.27	—	—	—	—	9.48	10.65	—	—	—
High-Yield	2.57	60.87	0.10	2.36	0.50	3.55	2.62	18.23	9.20	—	—	—
SA JPMorgan MFS Core Bond	2.94	53.13	0.15	—	—	—	—	30.44	13.34	—	—	—
SA Fixed Income Index	—	0.07	—	—	—	—	—	60.33	32.04	1.89	2.19	3.48
Balanced	6.26	93.43	0.31	—	—	—	—	—	—	—	—	—
SA MFS Total Return	2.62	97.28	0.10	—	—	—	—	—	—	—	—	—
SunAmerica Dynamic Allocation	7.65	91.91	0.44	—	—	—	—	—	—	—	—	—
SunAmerica Dynamic Strategy	9.05	90.26	0.69	—	—	—	—	—	—	—	—	—
SA BlackRock VCP Global Multi Asset	9.20	88.00	2.80	—	—	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	9.49	88.53	1.98	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	9.33	89.02	1.65	—	—	—	—	—	—	—	—	—
VCP Total Return BalancedSM	9.16	89.33	1.51	—	—	—	—	—	—	—	—	—
VCPSM Value	10.32	88.65	1.03	—	—	—	—	—	—	—	—	—
Telecom Utility	5.19	94.72	0.09	—	—	—	—	—	—	—	—	—
SA Large Cap Index	—	0.86	—	—	—	—	—	66.40	29.51	0.29	0.72	2.22
Growth-Income	1.61	35.18	0.11	—	—	—	—	38.88	24.22	—	—	—
Equity Opportunities	1.36	33.64	0.24	—	—	—	—	—	64.76	—	—	—
SA Legg Mason BW Large Cap Value	2.41	67.43	0.05	—	—	—	—	12.84	17.27	—	—	—
“Dogs” of Wall Street	2.57	54.71	0.45	—	—	—	—	—	42.27	—	—	—
SA AB Growth	3.03	63.83	0.05	—	—	—	—	—	33.09	—	—	—
Capital Growth	0.84	17.00	0.15	—	—	—	—	53.18	28.83	—	—	—
SA MFS Massachusetts	1.77	39.74	0.10	—	—	—	—	30.72	27.67	—	—	—
Fundamental Growth	3.65	77.64	—	—	—	—	—	18.71	—	—	—	—
Blue Chip Growth	1.33	24.31	0.11	—	—	—	—	74.25	—	—	—	—
Real Estate	3.95	71.81	0.02	—	—	—	—	9.06	15.16	—	—	—
Small Company Value	2.90	60.04	0.08	—	—	—	—	26.71	10.27	—	—	—
Mid-Cap Growth	2.73	58.32	0.03	—	—	—	—	23.98	14.94	—	—	—
Aggressive Growth	3.82	68.30	0.09	—	—	—	—	27.79	—	—	—	—
Growth Opportunuities	3.28	63.18	0.02	—	—	—	—	33.52	—	—	—	—
SA Janus Focused Growth	1.92	48.13	0.10	—	—	—	—	15.66	34.19	—	—	—
Technology	4.94	94.91	0.15	—	—	—	—	—	—	—	—	—
Small & Mid Cap Value	4.06	81.89	0.06	—	—	—	—	—	13.99	—	—	—
SA Index Allocation 60/40	11.00	88.22	0.78	—	—	—	—	—	—	—	—	—
SA Index Allocation 80/20	15.30	82.76	1.94	—	—	—	—	—	—	—	—	—
SA Index Allocation 90/10	5.63	90.66	3.71	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	—	0.15	—	—	—	—	—	59.36	36.52	0.29	0.96	2.72
SA Small Cap Index	—	0.18	—	—	—	—	—	55.66	41.80	0.22	0.56	1.58
International Growth and Income	2.83	56.25	0.03	—	—	—	—	—	40.89	—	—	—
Global Equities	0.63	16.13	0.00	—	—	—	—	53.73	29.51	—	—	—

475

	Holder
Portfolio	USL	AGL	VALIC	Seasons Series Trust Allocation Balanced Portfolio	Seasons Series Trust Allocation Growth Portfolio	Seasons Series Trust Allocation Moderate Growth Portfolio	Seasons Series Trust Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio
International Diversified Equities	1.94%	39.95%	0.12%	—%	—%	—%	—%	57.99%	—%	—%	—%	—%
Emerging Markets	2.56	53.70	0.07	0.47	0.76	2.83	1.01	38.60	—	—	—	—
Foreign Value	2.29	50.88	0.05	—	—	—	—	23.70	23.08	—	—	—
SA International Index	—	0.08	—	—	—	—	—	55.04	36.05	0.61	1.77	6.45

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios.

The High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA JPMorgan MFS Core Bond, the Balanced, and SA MFS Total Return Bond Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Securities in the utilities sector are subject to many risks, including increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

The Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Note 10.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis

476

with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an closing fee in an amount equal to $25,000. The $25,000 closing fee is a non-refundable fee, fully earned by State Street upon closing. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA JPMorgan MFS Core Bond	3	$2,213	$12,742,324	2.12%
Growth-Income	1	883	15,711,464	2.02%
SA Legg Mason BW Large Cap Value	10	9,306	16,279,134	2.09%
“Dogs” of Wall Street	4	244	992,640	2.17%
SA MFS Massachusetts Investors Trust	2	322	2,592,775	2.24%
Fundamental Growth	2	30	256,865	2.10%
Blue Chip Growth	3	263	1,409,174	2.24%
Real Estate	11	6,146	8,597,586	2.27%
Growth Opportunities	4	401	1,535,867	2.30%
Technology	4	37	147,079	2.24%
SA Mid Cap Index	13	216	242,668	2.47%
SA Small Cap Index	21	110	76,378	2.48%
International Growth and Income	2	37	275,380	2.36%
Global Equities	10	7,167	11,788,010	2.21%
Emerging Markets	6	1,070	2,870,429	2.24%

At July 31, 2017, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year period July 31, 2017, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended July 31, 2017, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$—	$818,016	$(82,905)
SA JPMorgan MFS Core Bond	20,238	21,053	28
SA MFS Total Return	27,028,098	63,743	23,766
T. Rowe Price VCP Balanced	6,411	—	—
VCP Total Return BalancedSM	2,561,100	701,464	1,464
VCPSM Value	2,554,214	—	—
Telecom Utility	3,401	24,891	18,389
Equity Opportunities	1,152,235	4,978,784	632,993
SA MFS Massachusetts Investors Trust	322,850	—	—
Blue Chip Growth	618,554	1,112,265	121,089

477

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Ultra Short Bond Portfolio — Class 1
01/31/13	$10.64	$(0.03)	$0.00	$(0.03)		$—	$—	$—	$10.61	(0.28)%	$87,619	0.51	%(1)	(0.25	)%(1)	—%
01/31/14	10.61	(0.03)	(0.00)	(0.03)		—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	126
7/31/17@	10.54	0.04	0.01	0.05		—	—	—	10.59	0.47	341,767	0.50	†	0.79	†	37

Ultra Short Bond Portfolio — Class 2
01/31/13	10.59	(0.04)	0.00	(0.04)		—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	126
7/31/17@	10.41	0.03	0.01	0.04		—	—	—	10.45	0.38	14,384	0.65	†	0.64	†	37

Ultra Short Bond Portfolio — Class 3
01/31/13	10.55	(0.05)	0.00	(0.05)		—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	126
7/31/17@	10.32	0.03	0.01	0.04		—	—	—	10.36	0.39	185,665	0.75	†	0.54	†	37

Corporate Bond Portfolio — Class 1
01/31/13	13.61	0.73	0.46	1.19		(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37		(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14
01/31/15	13.49	0.59	0.27	0.86		(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55		4.31		12
01/31/16	13.81	0.57	(1.02)	(0.45)		(0.53)	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54		4.27		18
01/31/17	12.79	0.58	0.66	1.24		(0.64)	—	(0.64)	13.39	9.67	720,862	0.54		4.23		22
7/31/17@	13.39	0.28	0.34	0.62		—	—	—	14.01	4.63	677,627	0.55	†	4.12	†	8

Corporate Bond Portfolio — Class 2
01/31/13	13.59	0.72	0.45	1.17		(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35		(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
01/31/15	13.47	0.58	0.26	0.84		(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12
01/31/16	13.79	0.56	(1.02)	(0.46)		(0.51)	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69		4.12		18
01/31/17	12.78	0.55	0.67	1.22		(0.62)	—	(0.62)	13.38	9.50	23,588	0.69		4.06		22
7/31/17@	13.38	0.27	0.33	0.60		—	—	—	13.98	4.48	22,563	0.70	†	3.97	†	8

Corporate Bond Portfolio — Class 3
01/31/13	13.55	0.70	0.44	1.14		(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34		(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
01/31/15	13.41	0.56	0.26	0.82		(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12
01/31/16	13.72	0.54	(1.02)	(0.48)		(0.49)	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79		4.02		18
01/31/17	12.71	0.53	0.67	1.20		(0.60)	—	(0.60)	13.31	9.45	886,503	0.79		3.96		22
7/31/17@	13.31	0.26	0.33	0.59		—	—	—	13.90	4.43	910,775	0.80	†	3.87	†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/13	1/14	1/15	1/16	1/17	1/13	1/14	1/15	1/16	1/17
Ultra Short Bond Class 1	0.52%	0.51%	0.50%	0.53%	0.51%	(0.26)%	(0.33)%	(0.33)%	(0.27)%	0.40%
Ultra Short Bond Class 2	0.67	0.66	0.65	0.67	0.67	(0.41)	(0.48)	(0.48)	(0.42)	0.11
Ultra Short Bond Class 3	0.77	0.76	0.75	0.78	0.77	(0.51)	(0.58)	(0.58)	(0.51)	0.01

(2)	Includes the effect of a merger.

See Notes to Financial Statements

478

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Global Bond Portfolio — Class 1
01/31/13	$12.67	$0.18	$(0.04)	$0.14	$(0.73)	$(0.48)	$(1.21)	$11.60	0.81	%(1)	$86,830	0.72%		1.49%		226%
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)		140,303	0.71		1.37		222
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)		189,565	0.70		1.25		69
01/31/16	11.03	0.11	(0.25)	(0.14)	—	(0.05)	(0.05)	10.84	(1.28)		224,593	0.69		0.99		99
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	(0.03)	10.92	1.03		178,675	0.68		0.71		115
7/31/17@	10.92	0.05	0.51	0.56	—	—	—	11.48	5.13		125,201	0.71	†	0.96	†	49

Global Bond Portfolio — Class 2
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72	(1)	12,503	0.87		1.34		226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)		10,753	0.86		1.19		222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)		8,839	0.85		1.12		69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	(0.05)	(0.05)	10.74	(1.48)		7,169	0.84		0.85		99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	(0.01)	10.82	0.87		6,249	0.83		0.57		115
7/31/17@	10.82	0.04	0.51	0.55	—	—	—	11.37	5.08		6,300	0.86	†	0.81	†	49

Global Bond Portfolio — Class 3
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60	(1)	247,406	0.97		1.24		226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)		275,388	0.96		1.10		222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)		274,670	0.95		1.01		69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	(0.05)	(0.05)	10.65	(1.49)		262,904	0.94		0.75		99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	(0.01)	10.72	0.73		298,933	0.93		0.46		115
7/31/17@	10.72	0.04	0.50	0.54	—	—	—	11.26	5.04		307,271	0.96	†	0.71	†	49

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

479

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/13	$5.52	$0.40	$0.44	$0.84	$(0.38)	$—	$(0.38)	$5.98	15.49%	$121,315	0.69%		7.03%		108%
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83	222,289	0.66		6.29		85
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99	288,427	0.65		5.82		71
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	(0.31)	5.11	(6.69)	307,191	0.64		6.13		78
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	(0.39)	5.85	22.47	294,382	0.64		6.67		108
7/31/17@	5.85	0.18	0.15	0.33	—	—	—	6.18	5.64	208,733	0.65	†	6.04	†	52

High-Yield Bond Portfolio — Class 2
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32	18,353	0.84		6.89		108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66	16,144	0.82		6.18		85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81	12,841	0.80		5.68		71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	(0.30)	5.10	(6.89)	10,267	0.79		5.97		78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	(0.38)	5.85	22.51	10,121	0.79		6.51		108
7/31/17@	5.85	0.17	0.15	0.32	—	—	—	6.17	5.47	10,674	0.80	†	5.83	†	52

High-Yield Bond Portfolio — Class 3
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13	201,405	0.94		6.78		108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43	197,270	0.92		6.07		85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73	190,077	0.90		5.57		71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	(0.30)	5.08	(6.82)	191,653	0.89		5.88		78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	(0.37)	5.81	22.08	184,479	0.88		6.42		108
7/31/17@	5.81	0.17	0.16	0.33	—	—	—	6.14	5.68	183,993	0.90	†	5.74	†	52

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98	240,184	0.65		1.67		163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)	548,331	0.65		1.43		227
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43	852,919	0.64	(1)	1.56	(1)	305
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54	(1)	1.76	(1)	65
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	(0.17)	8.85	2.52	965,033	0.53	(1)	2.13	(1)	33
7/31/17@	8.85	0.10	0.14	0.24	—	—	—	9.09	2.71	895,416	0.53	†(1)	2.22	†(1)	29

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86	24,233	0.80		1.59		163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)	18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37	15,129	0.79	(1)	1.49	(1)	305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	(1)	1.57	(1)	65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	(0.16)	8.81	2.21	9,526	0.68	(1)	1.98	(1)	33
7/31/17@	8.81	0.09	0.15	0.24	—	—	—	9.05	2.72	9,289	0.68	†(1)	2.07	†(1)	29

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84	948,294	0.90		1.48		163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)	1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23	1,004,578	0.89	(1)	1.36	(1)	305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	(1)	1.49	(1)	65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	(0.15)	8.76	2.16	958,280	0.78	(1)	1.88	(1)	33
7/31/17@	8.76	0.09	0.14	0.23	—	—	—	8.99	2.63	973,628	0.78	†(1)	1.97	†(1)	29

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/15	1/16	1/17	7/17†@	1/15	1/16	1/17	7/17†@
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	0.63%	0.63%	1.56%	1.67%	2.03%	2.12%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	0.78	0.78	1.49	1.48	1.88	1.97
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	0.88	0.88	1.36	1.40	1.78	1.87

See Notes to Financial Statements

480

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Fixed Income Index Portfolio Class 1
02/06/17#- 7/31/17@	$10.00	$0.10	$0.10	$0.20	$—	$—	$—	$10.20	2.00%	$294,224	0.34	%†(2)	2.02	%†(2)	2%
SA Fixed Income Index Portfolio Class 3
02/06/17#- 7/31/17@	10.00	0.09	0.10	0.19	—	—	—	10.19	1.90	102	0.59	†(2)	1.76	†(2)	2
Balanced Portfolio — Class 1
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81	(1)	1.79	(1)	105
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78	(1)	1.47	(1)	106
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73	(1)	1.71	(1)	68
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73	(1)	1.46	(1)	82
01/31/17	18.21	0.27	1.95	2.22	(0.32)	(0.85)	(1.17)	19.26	12.49	79,458	0.73	(1)	1.40	(1)	99
7/31/17@	19.26	0.15	0.99	1.14	—	—	—	20.40	5.92	79,520	0.74	†(1)(2)	1.51	†(1)	54
Balanced Portfolio — Class 2
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96	(1)	1.64	(1)	105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93	(1)	1.32	(1)	106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88	(1)	1.57	(1)	68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88	(1)	1.32	(1)	82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	(0.85)	(1.14)	19.22	12.34	10,792	0.88	(1)	1.25	(1)	99
7/31/17@	19.22	0.14	0.99	1.13	—	—	—	20.35	5.88	10,647	0.89	†(1)(2)	1.36	†(1)	54
Balanced Portfolio — Class 3
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06	(1)	1.52	(1)	105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03	(1)	1.21	(1)	106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98	(1)	1.47	(1)	68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98	(1)	1.21	(1)	82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	(0.85)	(1.13)	19.16	12.23	138,697	0.98	(1)	1.14	(1)	99
7/31/17@	19.16	0.12	0.99	1.11	—	—	—	20.27	5.79	149,213	0.99	†(1)(2)	1.26	†(1)	54

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	07/17†@		07/17†@
SA Fixed Income Index Class 1	0.39%		1.97%
SA Fixed Income Index Class 3	1.06		1.28
Balanced Class 1	0.74	(1)	1.51	(1)
Balanced Class 2	0.89	(1)	1.36	(1)
Balanced Class 3	0.99	(1)	1.26	(1)

See Notes to Financial Statements

481

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average netassets(1)		Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/13	$14.89	$0.36	$1.43	$1.79	$(0.44)	$—	$(0.44)	$16.24	12.13%	$259,727	0.71%		2.29%		23%
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70		2.00		44
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69		2.21		31
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	(0.48)	18.35	(1.31)	197,724	0.69		2.05		38
01/31/17	18.35	0.41	1.89	2.30	(0.46)	(1.16)	(1.62)	19.03	12.74	193,053	0.70		2.15		32
7/31/17@	19.03	0.22	0.90	1.12	—	—	—	20.15	5.89	191,657	0.70	†	2.23	†	14
SA MFS Total Return Portfolio — Class 2
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86		2.14		23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85		1.85		44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84		2.06		31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	(0.45)	18.35	(1.44)	31,255	0.84		1.90		38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	(1.16)	(1.58)	19.03	12.54	29,714	0.85		2.00		32
7/31/17@	19.03	0.20	0.91	1.11	—	—	—	20.14	5.83	28,925	0.85	†	2.08	†	14
SA MFS Total Return Portfolio — Class 3
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96		2.04		23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95		1.75		44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94		1.95		31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	(0.43)	18.31	(1.54)	296,540	0.94		1.80		38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	(1.16)	(1.57)	18.99	12.47	311,860	0.95		1.90		32
7/31/17@	18.99	0.19	0.90	1.09	—	—	—	20.08	5.74	317,419	0.95	†	1.98	†	14

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

482

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%
7/31/17@	12.44	0.01	1.19	1.20	—	—	—	13.64	9.65	112	0.21	†(1)	0.13	†(1)	11

SunAmerica Dynamic Allocation Portfolio — Class 3
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32	2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07	5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20
7/31/17@	12.43	(0.01)	1.19	1.18	—	—	—	13.61	9.49	11,987,900	0.46	†(1)	(0.12	)†(1)	11

SunAmerica Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
7/31/17@	12.53	0.01	1.08	1.09	—	—	—	13.62	8.70	111	0.22	†(1)	0.12	†(1)	11

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22	289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22	2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
7/31/17@	12.51	(0.01)	1.09	1.08	—	—	—	13.59	8.63	6,446,909	0.47	†(1)	(0.14	)†(1)	11

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
	1/13		1/14	1/15	1/16	1/17		7/17†@	1/13		1/14	1/15	1/16	1/17		7/17†@
SunAmerica Dynamic Allocation Class 1	—%		—%	—%	—%	0.22	%†	0.22%	—%		—%	—%	—%	3.15	%†	0.12%
SunAmerica Dynamic Allocation Class 3	0.53		—	—	—	0.47		0.47	1.42		—	—	—	1.00		(0.13)
SunAmerica Dynamic Strategy Class 1	—		—	—	—	0.23	†	0.23	—		—	—	—	2.31	†	0.11
SunAmerica Dynamic Strategy Class 3	0.62	†	0.52	—	—	0.48		0.48	1.88	†	1.13	—	—	0.98		(0.14)

See Notes to Financial Statements

483

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%
7/31/17@	10.57	0.05	0.66	0.71	—	—	—	11.28	6.72	107	0.91	†	0.96	†	52

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161
7/31/17@	10.56	0.04	0.67	0.71	—	—	—	11.27	6.72	639,374	1.16	†	0.71	†	52

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	10.85	0.03	0.19	0.22	—	(0.16)	(0.16)	10.91	1.97	102	0.90	†	0.82	†	110
7/31/17@	10.91	0.06	0.69	0.75	—	—	—	11.66	6.87	109	0.90	†	1.06	†	57

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	10.15	1.50	12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	(0.16)	(0.16)	10.90	8.95	407,509	1.15		0.46		110
01/31/17	10.90	0.04	0.70	0.74	—	—	—	11.64	6.79	545,525	1.15	†	0.80	†	57

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	(0.04)	10.92	2.65	103	0.90	†	0.82	†	45
7/31/17@	10.92	0.08	1.00	1.08	—	—	—	12.00	9.89	113	0.90	†(2)	1.49	(2)	26

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 1/31/2016	10.00	0.00	0.08	0.08	—	—	—	10.08	0.80	13,572	1.15	†	(0.09	)†	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	(0.04)	10.91	8.62	686,255	1.15		0.67		45
7/31/17@	10.91	0.07	1.00	1.07	—	—	—	11.98	9.81	990,615	1.15	†(2)	1.23	†(2)	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/31/16		1/31/17		7/17†@	1/31/16		1/31/17		7/17†@
SA BlackRock VCP Global Multi Asset Class 1	—%		0.98	%†	0.91%	—%		0.14	%†	0.97%
SA BlackRock VCP Global Multi Asset Class 3	12.00	†	1.28		1.16	(10.99	)†	0.00		0.71
SA Schroders VCP Global Allocation Class 1	—		0.94	†	0.91	—		0.78	†	1.05
SA Schroders VCP Global Allocation Class 3	12.10	†	1.24		1.17	11.68	†	0.37		0.79
SA T. Rowe Price VCP Balanced Class 1	—		0.92	†	0.85	—		0.80	†	1.53
SA T. Rowe Price VCP Balanced Class 3	15.65	†	1.27		1.10	(14.58	)†	0.55		1.28

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

7/17†@
SA T. Rowe Price VCP Balanced Class 1 . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . .	0.00%
SA T. Rowe Price VCP Balanced Class 3 . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00

See Notes to Financial Statements

484

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

VCP Total Return BalancedSM Portfolio — Class 1
09/26/16#- 01/31/17	$11.08	$0.00	$0.21	$0.21	$—	$—	$—	$11.29	1.90%	$102	0.91	%†	0.06	%†	150%
7/31/17@	11.29	0.03	0.86	0.89	—	—	—	12.18	7.88	110	0.89	†	0.52	†(1)	86

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#- 01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89	73,541	1.16	†(1)	(0.62	)†(1)	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16	(1)	(0.49	)(1)	55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
7/31/17@	11.28	0.02	0.85	0.87	—	—	—	12.15	7.71	1,234,096	1.14	†(1)	0.26	†(1)	86

VCPSM Value Portfolio — Class 1
09/26/16#- 01/31/17	11.70	0.06	0.79	0.85	—	—	—	12.55	7.26	107	0.86	†(2)	1.31	†(2)	179
7/31/17@	12.55	0.12	0.42	0.54	—	—	—	13.09	4.30	112	0.83	†(1)(2)	1.89	†(1)(2)	77

VCPSM Value Portfolio — Class 3
05/01/13#- 01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89 (3)	76,672	1.23	†(1)	0.54	†(1)	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(1)(2)	0.89	(1)(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
7/31/17@	12.53	0.10	0.43	0.53	—	—	—	13.06	4.23	1,428,415	1.08	†(1)(2)	1.66	†(1)(2)	77

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses									Net Investment Income (Loss)
	1/14†	1/15		1/16		1/17		7/17†@		1/14†	1/15	1/16	1/17	7/17†@
VCP Total Return BalancedSM Class 1	—%	—%		—%		—%		0.89%		—%	—%	—%	—%	0.51%
VCP Total Return BalancedSM Class 3	1.63	1.22		1.16		1.15		1.14		(1.09)	(0.54)	(0.42)	(0.11)	0.26
VCPSM Value Class 1	—	—		—		—		0.88	(2)	—	—	—	—	1.84	(2)
VCPSM Value Class 3	1.71	1.27	(2)	1.20	(2)	1.16	(2)	1.13	(2)	0.06 †	0.86 (2)	0.76 (2)	1.17 (2)	1.61	(2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17	7/17†@
VCPSM Value Class 1	—%	—%	0.00%	0.00%
VCPSM Value Class 3	0.00	0.00	0.00	0.00
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

485

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/13	$11.13	$0.33	$1.57	$1.90	$(0.42)	$—	$(0.42)	$12.61	17.25%	$22,331	1.16	%(2)	2.78	%(2)	52%
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25	22,341	1.08	(2)	2.76	(2)	45
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41	22,214	0.95	(2)	2.59	(2)	43
01/31/16	15.37	0.29	(1.89)	(1.60)	(0.74)	—	(0.74)	13.03	(10.75)	16,326	1.00	(2)	1.94	(2)	44
01/31/17	13.03	0.31	1.39	1.70	(0.42)	(0.29)	(0.71)	14.02	12.94	15,966	0.97	(2)	2.19	(2)	39
7/31/17@	14.02	0.22	1.39	1.61	—	—	—	15.63	11.48	16,608	0.95	†(2)	2.94	†(2)	13

Telecom Utility Portfolio — Class 2
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08	2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06	2,418	1.23	(2)	2.63	(2)	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28	2,481	1.10	(2)	2.44	(2)	43
01/31/16	15.39	0.27	(1.90)	(1.63)	(0.71)	—	(0.71)	13.05	(10.90)	1,856	1.15	(2)	1.79	(2)	44
01/31/17	13.05	0.29	1.38	1.67	(0.39)	(0.29)	(0.68)	14.04	12.74	1,704	1.12	(2)	2.05	(2)	39
7/31/17@	14.04	0.21	1.40	1.61	—	—	—	15.65	11.47	1,794	1.10	†(2)	2.79	†(2)	13

Telecom Utility Portfolio — Class 3
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93	24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97	26,653	1.32	(2)	2.49	(2)	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10	30,289	1.20	(2)	2.28	(2)	43
01/31/16	15.32	0.25	(1.88)	(1.63)	(0.70)	—	(0.70)	12.99	(10.97)	25,185	1.25	(2)	1.69	(2)	44
01/31/17	12.99	0.27	1.38	1.65	(0.38)	(0.29)	(0.67)	13.97	12.61	27,076	1.22	(2)	1.94	(2)	39
7/31/17@	13.97	0.20	1.40	1.60	—	—	—	15.57	11.45	27,081	1.20	†(2)	2.68	†(2)	13

SA Large Cap Index Portfolio — Class 1#
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68 (3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72	715,800	0.47	(1)	1.46	(1)	58
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44	(1)	1.50	(1)	38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38	(1)	1.68	(1)	23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33	(1)	1.81	(1)	7
7/31/17@	19.25	0.18	1.61	1.79	—	—	—	21.04	9.30	1,853,117	0.33	†(1)	1.81	†(1)	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	See Note 1
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/13	1/14	1/15	1/16	1/17	7/17†@	1/13	1/14	1/15	1/16	1/17	7/17†@
SA Large Cap Index Class 1	0.58%	0.45%	0.45%	0.44%	0.44%	0.44%	1.67%	1.48%	1.54%	1.62%	1.70%	1.70%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Telecom Utility Class 1	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Telecom Utility Class 2	0.00	0.01	0.01	0.01	0.01	0.01
Telecom Utility Class 3	0.00	0.01	0.01	0.01	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

486

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/13	$21.79	$0.63	$2.89	$3.52	$(0.41)	$(0.21)	$(0.62)	$24.69	16.31%	$263,339	0.69	%(1)	2.74	%(1)	34%
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08	472,564	0.64	(1)	2.08	(1)	28
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94	727,505	0.60	(1)	2.20	(1)	20
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58	(1)	2.19	(1)	23
01/31/17	28.68	0.68	5.16	5.84	(0.62)	(1.07)	(1.69)	32.83	20.77	898,336	0.57	(1)	2.19	(1)	26
7/31/17@	32.83	0.35	1.75	2.10	—	—	—	34.93	6.40	857,055	0.57	†(1)(3)	2.09	†(1)(3)	5

Growth-Income Portfolio — Class 2
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13	11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89	12,292	0.79	(1)	1.98	(1)	28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78	11,573	0.75	(1)	2.06	(1)	20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73	(1)	2.06	(1)	23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	(1.07)	(1.64)	32.79	20.61	10,771	0.72	(1)	2.05	(1)	26
7/31/17@	32.79	0.33	1.74	2.07	—	—	—	34.86	6.31	10,888	0.72	†(1)(3)	1.94	†(1)(3)	5

Growth-Income Portfolio — Class 3
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01	107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78	164,406	0.89	(1)	1.85	(1)	28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65	201,697	0.85	(1)	1.96	(1)	20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83	(1)	1.95	(1)	23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	(1.07)	(1.61)	32.67	20.51	228,252	0.82	(1)	1.95	(1)	26
7/31/17@	32.67	0.31	1.73	2.04	—	—	—	34.71	6.24	235,394	0.82	†(1)(3)	1.83	†(1)(3)	5

Equity Opportunities Portfolio — Class 1
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87 (2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33	110,533	0.86		0.69		61
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74	170,420	0.82		0.81		54
01/31/16	18.55	0.20	0.03	0.23	(0.12)	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52
01/31/17	17.80	0.23	3.16	3.39	(0.15)	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32
7/31/17@	20.41	0.15	1.81	1.96	—	—	—	22.37	9.60	314,501	0.77	†	1.40	†	19

Equity Opportunities Portfolio — Class 2
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69 (2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13	6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
7/31/17@	20.40	0.14	1.79	1.93	—	—	—	22.33	9.46	4,610	0.92	†	1.25	†	19

Equity Opportunities Portfolio — Class 3
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55 (2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07	61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
7/31/17@	20.33	0.12	1.80	1.92	—	—	—	22.25	9.44	102,294	1.02	†	1.15	†	19

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@(3)
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(3)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	07/17†@	07/17†@
Growth-Income Class 1 . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.57%	2.09%
Growth-Income Class 2 . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.72	1.94
Growth-Income Class 3. . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.82	1.83

See Notes to Financial Statements

487

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/13	$22.91	$0.33	$2.83	$3.16	$(0.19)	$(1.41)	$(1.60)	$24.47	14.31%	$539,107	0.78	%(1)	1.41	%(1)	13%
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28
01/31/16	26.57	0.26	(0.41)	(0.15)	(0.14)	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(1)(2)	0.98	(1)(2)	126
01/31/17	21.87	0.40	4.05	4.45	(0.22)	(6.26)	(6.48)	19.84	23.05	899,493	0.70	(1)(2)	1.89	(1)(2)	51
7/31/17@	19.84	0.19	1.47	1.66	—	—	—	21.50	8.37	878,191	0.70	†(1)(2)	1.80	†(1)(2)	20

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28
01/31/16	26.55	0.22	(0.40)	(0.18)	(0.10)	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(1)(2)	0.82	(1)(2)	126
01/31/17	21.86	0.38	4.04	4.42	(0.18)	(6.26)	(6.44)	19.84	22.87	51,509	0.85	(1)(2)	1.78	(1)(2)	51
7/31/17@	19.84	0.17	1.47	1.64	—	—	—	21.48	8.27	50,594	0.85	†(1)(2)	1.64	†(1)(2)	20

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28
01/31/16	26.46	0.19	(0.39)	(0.20)	(0.07)	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(1)(2)	0.72	(1)(2)	126
01/31/17	21.78	0.36	4.01	4.37	(0.15)	(6.26)	(6.41)	19.74	22.74	531,460	0.95	(1)(2)	1.67	(1)(2)	51
7/31/17@	19.74	0.16	1.46	1.62	—	—	—	21.36	8.21	541,733	0.95	†(1)(2)	1.54	†(1)(2)	20

“Dogs” of Wall Street Portfolio — Class 1
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66		2.42		46
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	(0.91)	(1.17)	12.12	2.38	183,901	0.64		2.43		68
01/31/17	12.12	0.34	2.23	2.57	(0.31)	(0.72)	(1.03)	13.66	21.56	186,426	0.64		2.51		61
7/31/17@	13.66	0.17	0.67	0.84	—	—	—	14.50	6.15	189,415	0.64	†	2.40	†	33

“Dogs” of Wall Street Portfolio — Class 2
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61
7/31/17@	13.63	0.16	0.67	0.83	—	—	—	14.46	6.09	7,013	0.79	†	2.25	†	33

“Dogs” of Wall Street Portfolio — Class 3
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61
7/31/17@	13.54	0.15	0.67	0.82	—	—	—	14.36	6.06	167,135	0.89	†	2.14	†	33

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	01/16(1)	1/17(1)	07/17†@(1)	01/16(1)	1/17(1)	7/17†@(1)
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.75%	0.75%	0.96%	1.84%	1.75%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.91	0.90	0.80	1.73	1.59
SA Legg Mason BW Large Cap Value Class 3	1.01	1.00	1.00	0.70	1.62	1.49

See Notes to Financial Statements

488

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/13	$24.25	$0.08	$3.00	$3.08	$(0.13)	$—	$(0.13)	$27.20	12.71%	$221,469	0.69%		0.29%	92%
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67		0.04	63
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66		0.20	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65		0.21	65
01/31/17	37.97	0.04	5.15	5.19	(0.09)	(5.33)	(5.42)	37.74	14.06	362,019	0.66		0.10	54
7/31/17@	37.74	0.04	5.52	5.56	—	—	—	43.30	14.73	411,759	0.65	†	0.18 †	29

SA AB Growth Portfolio — Class 2
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84		0.15	92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83		(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81		0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80		0.07	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	(5.33)	(5.35)	37.58	13.89	19,507	0.81		(0.05)	54
7/31/17@	37.58	0.01	5.50	5.51	—	—	—	43.09	14.66	20,879	0.80	†	0.03 †	29

SA AB Growth Portfolio — Class 3
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94		0.04	92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93		(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91		(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90		(0.03)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91		(0.15)	54
7/31/17@	37.25	(0.01)	5.44	5.43	—	—	—	42.68	14.58	126,431	0.90	†	(0.07)†	29

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
SA AB Growth Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.01	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

489

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/13	$8.95	$0.07	$1.04	$1.11	$(0.04)	$—	$(0.04)	$10.02	12.43%	$7,435	1.00%		0.71%		30%
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
01/31/16	13.03	0.05	0.20	0.25	(0.01)	(0.57)	(0.58)	12.70	1.75	91,155	0.81	(2)	0.39	(2)	51
01/31/17	12.70	0.07	1.67	1.74	(0.03)	(0.06)	(0.09)	14.35	13.65	223,489	0.78	(2)	0.52	(2)	68
7/31/17@	14.35	0.04	1.38	1.42	—	—	—	15.77	9.90	302,970	0.77	†(2)	0.54	†(2)	29

Capital Growth Portfolio — Class 2
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58		30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
01/31/16	12.86	0.04	0.20	0.24	—	(0.57)	(0.57)	12.53	1.70	1,653	0.96	(2)	0.27	(2)	51
01/31/17	12.53	0.05	1.63	1.68	(0.00)	(0.06)	(0.06)	14.15	13.42	1,715	0.94	(2)	0.39	(2)	68
7/31/17@	14.15	0.03	1.35	1.38	—	—	—	15.53	9.75	1,655	0.92	†(2)	0.42	†(2)	29

Capital Growth Portfolio — Class 3
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48		30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
01/31/16	12.76	0.02	0.20	0.22	—	(0.57)	(0.57)	12.41	1.55	44,729	1.06	(2)	0.17	(2)	51
01/31/17	12.41	0.04	1.62	1.66	—	(0.06)	(0.06)	14.01	13.36	54,394	1.04	(2)	0.29	(2)	68
7/31/17@	14.01	0.02	1.34	1.36	—	—	—	15.37	9.71	55,824	1.02	†(2)	0.31	†(2)	29

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/13	1/14	1/15(2)	1/16(2)	1/17(2)	7/17†@(2)	1/13	1/14	1/15(2)	1/16(2)	1/17(2)	7/17†@(2)
Capital Growth Class 1	1.06%	1.07%	0.99%	0.95%	0.91%	0.88%	0.65%	0.14%	0.08%	0.25%	0.39%	0.44%
Capital Growth Class 2	1.20	1.22	1.17	1.11	1.07	1.03	0.52	(0.00)	(0.01)	0.13	0.26	0.31
Capital Growth Class 3	1.31	1.32	1.27	1.21	1.17	1.13	0.42	(0.11)	(0.11)	0.03	0.16	0.21

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17	7/17†@
Capital Growth Class 1	0.01%	0.01%	0.01%	0.01%
Capital Growth Class 2	0.00	0.01	0.01	0.01
Capital Growth Class 3	0.00	0.01	0.01	0.01

See Notes to Financial Statements

490

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/13	$14.30	$0.16	$2.64	$2.80	$(0.12)	$—	$(0.12)	$16.98	19.62%	$169,991	0.76%		1.05%	32%
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74		0.90	22
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72		0.92	18
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71		0.83	23
01/31/17	19.74	0.18	3.00	3.18	(0.19)	(1.87)	(2.06)	20.86	16.74	685,288	0.70		0.88	18
7/31/17@	20.86	0.11	2.14	2.25	—	—	—	23.11	10.79	722,846	0.70	†	1.00 †	7

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95	32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89		0.81	22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87		0.79	18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86		0.68	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	(1.87)	(2.02)	20.87	16.56	9,120	0.85		0.74	18
7/31/17@	20.87	0.09	2.15	2.24	—	—	—	23.11	10.73	9,241	0.85	†	0.85 †	7

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84	32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99		0.70	22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97		0.68	18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96		0.58	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	(1.87)	(2.01)	20.77	16.44	397,306	0.95		0.63	18
7/31/17@	20.77	0.08	2.14	2.22	—	—	—	22.99	10.69	405,952	0.95	†	0.75 †	7

Fundamental Growth Portfolio — Class 1
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13	110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)	105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88		(0.22)	85
01/31/16	26.27	(0.06)	(0.77)	(0.83)	—	(4.73)	(4.73)	20.71	(3.60)	114,064	0.88		(0.23)	131
01/31/17	20.71	0.04	2.58	2.62	—	(1.94)	(1.94)	21.39	12.92	71,385	0.91		0.17	69
7/31/17@	21.39	(0.02)	3.90	3.88	—	—	—	25.27	18.14	79,625	0.91	†	(0.13)†	25

Fundamental Growth Portfolio — Class 2
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)	110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)	105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04		(0.37)	85
01/31/16	25.90	(0.09)	(0.77)	(0.86)	—	(4.73)	(4.73)	20.31	(3.78)	2,455	1.03		(0.38)	131
01/31/17	20.31	0.01	2.53	2.54	—	(1.94)	(1.94)	20.91	12.77	2,378	1.06		0.02	69
7/31/17@	20.91	(0.03)	3.81	3.78	—	—	—	24.69	18.08	2,667	1.06	†	(0.28)†	25

Fundamental Growth Portfolio — Class 3
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)	110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)	105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14		(0.47)	85
01/31/16	25.62	(0.11)	(0.76)	(0.87)	—	(4.73)	(4.73)	20.02	(3.86)	64,213	1.13		(0.47)	131
01/31/17	20.02	(0.01)	2.48	2.47	—	(1.94)	(1.94)	20.55	12.60	66,981	1.16		(0.08)	69
7/31/17@	20.55	(0.04)	3.75	3.71	—	—	—	24.26	18.05	68,547	1.16	†	(0.37)†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.01	0.01	0.01	0.01	0.01	0.00
Fundamental Growth Class 2	0.01	0.01	0.01	0.01	0.01	0.00
Fundamental Growth Class 3	0.01	0.01	0.01	0.01	0.01	0.00

See Notes to Financial Statements

491

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/13	$7.34	$0.03	$0.67	$0.70	$—	$—	$—	$8.04	9.54%	$9,520	0.85	%(1)(2)	0.38	%(1)(2)	322%
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85	(1)	0.34	(1)	255
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	(0.18)	(0.22)	9.71	(0.18)	364,443	0.72		0.64		48
01/31/17	9.71	0.08	1.60	1.68	(0.06)	(0.33)	(0.39)	11.00	17.51	389,551	0.71	(2)	0.73	(2)	59
7/31/17@	11.00	0.03	1.15	1.18	—	—	—	12.18	10.73	416,641	0.70	†(2)	0.58	†(2)	26

Blue Chip Growth Portfolio — Class 2
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(1)(2)	0.24	(1)(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	(0.18)	(0.21)	9.67	(0.33)	3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	(0.33)	(0.38)	10.96	17.38	3,294	0.86	(2)	0.59	(2)	59
7/31/17@	10.96	0.02	1.15	1.17	—	—	—	12.13	10.68	3,445	0.85	†(2)	0.43	†(2)	26

Blue Chip Growth Portfolio — Class 3
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(1)(2)	0.15	(1)(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	(0.18)	(0.20)	9.62	(0.40)	102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	(0.33)	(0.37)	10.90	17.29	120,537	0.96	(2)	0.48	(2)	59
7/31/17@	10.90	0.02	1.13	1.15	—	—	—	12.05	10.55	125,995	0.95	†(2)	0.33	†(2)	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/13(2)	1/14	1/13(2)	1/14
Blue Chip Growth Class 1	0.84%	0.82%	0.39%	0.37%
Blue Chip Growth Class 2	0.99	0.97	0.25	0.22
Blue Chip Growth Class 3	1.09	1.07	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Blue Chip Growth Class 1	0.01%	—%	—%	—%	0.00%	0.00%
Blue Chip Growth Class 2	0.01	—	—	—	0.00	0.00
Blue Chip Growth Class 3	0.01	—	—	—	0.00	0.00

See Notes to Financial Statements

492

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/13	$13.35	$0.19	$1.59	$1.78	$(0.16)	$—	$(0.16)	$14.97	13.37%	$83,507	0.82%		1.33%		43%
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)	115,103	0.81		1.73		136
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
7/31/17@	15.04	0.22	0.53	0.75	—	—	—	15.79	4.99	114,025	0.81	†(1)	1.96	†(1)	25

Real Estate Portfolio — Class 2
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
7/31/17@	15.00	0.20	0.53	0.73	—	—	—	15.73	4.87	5,873	0.96	†(1)	2.59	†(1)	25

Real Estate Portfolio — Class 3
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
7/31/17@	14.91	0.19	0.54	0.73	—	—	—	15.64	4.90	218,591	1.06	†(1)	2.48	†(1)	25

Small Company Value Portfolio — Class 1
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41
01/31/17	20.23	0.12	7.18	7.30	(0.17)	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27
7/31/17@	24.76	0.16	(0.06)	0.10	—	—	—	24.86	0.40	135,520	1.00	†	1.23	†	8

Small Company Value Portfolio — Class 3
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
7/31/17@	24.55	0.11	(0.04)	0.07	—	—	—	24.62	0.29	219,990	1.25	†	0.87	†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17	7/17†@
Real Estate Class 1	0.00%	0.01%	0.00%	0.00%
Real Estate Class 2	0.00	0.01	0.00	0.00
Real Estate Class 3	0.00	0.01	0.00	0.00

See Notes to Financial Statements

493

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Mid-Cap Growth Portfolio — Class 1
01/31/13	$11.56	$0.02	$1.60	$1.62	$—	$—	$—	$13.18	14.01%	$67,175	0.85%		0.20%		73%
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83		(0.11)		78
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80		(0.29)		58
01/31/17	15.14	(0.01)	2.59	2.58	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81		(0.08)		43
7/31/17@	15.69	(0.01)	2.02	2.01	—	—	—	17.70	12.81	184,450	0.80	†(2)	(0.16	)†(2)	24

Mid-Cap Growth Portfolio — Class 2
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
01/31/17	14.77	(0.04)	2.54	2.50	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
7/31/17@	15.24	(0.03)	1.97	1.94	—	—	—	17.18	12.73	14,559	0.95	†(2)	(0.31	)†(2)	24

Mid-Cap Growth Portfolio — Class 3
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
01/31/17	14.55	(0.05)	2.50	2.45	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
7/31/17@	14.97	(0.03)	1.92	1.89	—	—	—	16.86	12.63	151,440	1.05	†(2)	(0.41	)†(2)	24

Aggressive Growth Portfolio — Class 1
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85		(0.43)		89
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81		(0.37)		80
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	14.52	(9.08)	105,081	0.80		(0.45)		89
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	17.89	23.21	63,155	0.83		(0.25)		75
7/31/17@	17.89	(0.04)	2.39	2.35	—	—	—	20.24	13.14	67,344	0.84	†	(0.39	)†	40

Aggressive Growth Portfolio — Class 2
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)		89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96		(0.54)		80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	14.33	(9.19)	2,918	0.95		(0.60)		89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	17.62	22.96	2,970	0.98		(0.43)		75
7/31/17@	17.62	(0.05)	2.35	2.30	—	—	—	19.92	13.05	3,181	0.99	†	(0.54	)†	40

Aggressive Growth Portfolio — Class 3
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)		89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06		(0.63)		80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	14.17	(9.28)	24,872	1.04		(0.69)		89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	17.41	22.87	26,485	1.08		(0.53)		75
7/31/17@	17.41	(0.06)	2.32	2.26	—	—	—	19.67	12.98	28,641	1.09	†	(0.64	)†	40

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Mid-Cap Growth Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Mid-Cap Growth Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Mid-Cap Growth Class 3	0.01	0.01	0.00	0.00	0.00	0.00
Aggressive Growth Class 1	0.01	0.01	0.01	0.01	0.02	0.00
Aggressive Growth Class 2	0.01	0.01	0.01	0.01	0.02	0.00
Aggressive Growth Class 3	0.01	0.01	0.01	0.01	0.02	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	07/17†@(1)	07/17†@(1)
Mid-Cap Growth Class 1 . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.80%	(0.16)%
Mid-Cap Growth Class 2 . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.95	(0.32)
Mid-Cap Growth Class 3. . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.05	(0.41)

See Notes to Financial Statements

494

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/13	$7.48	$(0.02)	$1.19	$1.17	$—	$(0.25)	$(0.25)	$8.40	15.94%	$36,817	0.83%		(0.26)%	92%
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80		(0.41)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79		(0.44)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79		(0.44)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79		(0.31)	57
7/31/17@	7.90	(0.01)	0.88	0.87	—	—	—	8.77	11.01	105,393	0.79	†	(0.31)†	16

Growth Opportunities Portfolio — Class 2
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98		(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96		(0.55)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94		(0.58)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94		(0.58)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94		(0.46)	57
7/31/17@	7.62	(0.02)	0.86	0.84	—	—	—	8.46	11.02	3,327	0.94	†	(0.47)†	16

Growth Opportunities Portfolio — Class 3
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08		(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06		(0.65)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04		(0.68)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04		(0.68)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04		(0.56)	57
7/31/17@	7.46	(0.02)	0.83	0.81	—	—	—	8.27	10.86	164,691	1.04	†	(0.56)†	16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Growth Opportunities Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Growth Opportunities Class 2	0.01	0.01	0.01	0.01	0.01	0.00
Growth Opportunities Class 3	0.01	0.01	0.01	0.01	0.01	0.00

See Notes to Financial Statements

495

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio# — Class 1
01/31/13	$9.54	$0.05	$0.89	$0.94	$(0.03)	$(0.31)	$(0.34)	$10.14	10.00%	$26,451	0.94%		0.50%		92%
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92		0.03		92
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89		(0.02)		64
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90		(0.24)		70
01/31/17	11.74	(0.00)	1.26	1.26	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126
7/31/17@	11.84	0.01	1.87	1.88	—	—	—	13.72	15.88	178,225	0.80	†(2)	0.22	†(2)	25

SA Janus Focused Growth Portfolio# — Class 2
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10		0.33		92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)		92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)		64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126
7/31/17@	11.63	0.01	1.82	1.83	—	—	—	13.46	15.74	9,311	0.95	†(2)	0.11	†(2)	25

SA Janus Focused Growth Portfolio# — Class 3
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20		0.24		92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)		92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)		64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126
7/31/17@	11.47	0.00	1.81	1.81	—	—	—	13.28	15.78	135,764	1.05	†(2)	0.02	†(2)	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/17(1)	7/17†@(1)	1/17(1)	7/17†@(1)
SA Janus Focused Growth Class 1	0.90%	0.90%	(0.10)%	0.12%
SA Janus Focused Growth Class 2	1.05	1.05	(0.25)	0.01
SA Janus Focused Growth Class 3	1.15	1.15	(0.35)	(0.08)

See Notes to Financial Statements

496

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Technology Portfolio Class 1
01/31/13	$3.00	$(0.01)	$0.06	$0.05	$—	$—	$—	$3.05	1.67%		$10,089	1.18%		(0.43)%	96%
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33		10,209	1.16		(0.43)	88
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12		(0.40)	88
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	4.63	1.76		10,516	1.08		(0.20)	59
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	6.34	36.93	(3)	12,239	1.06		(0.22)	56
7/31/17@	6.34	(0.01)	0.97	0.96	—	—	—	7.30	15.14		14,326	1.06	†	(0.23)†	33

Technology Portfolio Class 2
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35		2,967	1.33		(0.58)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31		(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27		(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	4.54	1.57		3,258	1.23		(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	6.20	36.56	(3)	3,975	1.21		(0.37)	56
7/31/17@	6.20	(0.01)	0.95	0.94	—	—	—	7.14	15.16		4,608	1.21	†	(0.38)†	33

Technology Portfolio Class 3
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37		22,373	1.43		(0.69)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41		(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38		(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	4.48	1.59		36,051	1.33		(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	6.12	36.61	(3)	43,656	1.31		(0.47)	56
7/31/17@	6.12	(0.01)	0.92	0.91	—	—	—	7.03	14.87		50,852	1.31	†	(0.48)†	33

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/13(2)	1/14(2)	1/15(2)	1/16(2)	1/17(2)	7/17†@(2)	1/13(2)	1/14(2)	1/15(2)	1/16(2)	1/17(2)	7/17†@(2)
Technology Class 1	1.28%	1.26%	1.22%	1.18%	1.16%	1.16%	(0.53)%	(0.53)%	(0.50)%	(0.30)%	(0.32)%	(0.33)%
Technology Class 2	1.43	1.41	1.37	1.33	1.31	1.31	(0.68)	(0.68)	(0.64)	(0.45)	(0.47)	(0.48)
Technology Class 3	1.53	1.51	1.48	1.43	1.41	1.41	(0.79)	(0.79)	(0.75)	(0.55)	(0.57)	(0.58)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Technology Class 1	0.02%	0.02%	0.03%	0.03%	0.02%	0.03%
Technology Class 2	0.02	0.02	0.03	0.03	0.02	0.03
Technology Class 3	0.02	0.02	0.03	0.03	0.02	0.03
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

497

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/31/13	$17.12	$0.09	$2.86	$2.95	$(0.07)	$(1.29)	$(1.36)	$18.71	18.41%	$2,589	0.97	%(1)	0.51	%(1)	50%
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96	(1)	0.59	(1)	51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95	(1)	0.53	(1)	45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95	(1)	0.37	(1)	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	(0.87)	(0.94)	19.05	35.85	105,585	0.95	(1)	0.36	(1)	57
7/31/17@	19.05	0.05	0.23	0.28	—	—	—	19.33	1.47	84,025	0.95	†(1)	0.52	†(1)	14

Small & Mid Cap Value Portfolio Class 2
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13	(1)	0.41	(1)	50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11	(1)	0.42	(1)	51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10	(1)	0.42	(1)	45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10	(1)	0.22	(1)	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	(0.87)	(0.91)	19.03	35.67	14,727	1.10	(1)	0.21	(1)	57
7/31/17@	19.03	0.03	0.23	0.26	—	—	—	19.29	1.37	13,850	1.10	†(1)	0.37	†(1)	14

Small & Mid Cap Value Portfolio Class 3
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23	(1)	0.32	(1)	50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21	(1)	0.32	(1)	51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20	(1)	0.32	(1)	45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20	(1)	0.12	(1)	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	(0.87)	(0.89)	18.90	35.57	501,178	1.20	(1)	0.11	(1)	57
7/31/17@	18.90	0.02	0.23	0.25	—	—	—	19.15	1.32	496,472	1.20	†(1)	0.26	†(1)	14
SA Index Allocation 60/40 Portfolio Class 1
02/06/17#- 7/31/17@	10.00	(0.01)	0.60	0.59	—	—	—	10.59	5.90	106	0.18	†(2)	(0.18	)†(2)	8
SA Index Allocation 60/40 Portfolio Class 3
02/06/17#- 7/31/17@	10.00	(0.02)	0.60	0.58	—	—	—	10.58	5.80	13,096	0.43	†(2)	(0.43	)†(2)	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Small & Mid-Cap Value Class 1	0.02%	0.02%	0.02%	0.01%	0.01%	0.00%
Small & Mid-Cap Value Class 2	0.02	0.02	0.02	0.01	0.01	0.00
Small & Mid-Cap Value Class 3	0.02	0.02	0.02	0.01	0.01	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	07/17†@	07/17†@
SA Index Allocation 60/40 Class 1	3.32%	(3.32)%
SA Index Allocation 60/40 Class 3	2.34	(2.34)

See Notes to Financial Statements

498

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Index Allocation 80/20 Portfolio Class 1
02/06/17#- 7/31/17@	$10.00	$(0.01)	$0.73	$0.72	$—	$—	$—	$10.72	7.20%	$107	0.18	%†	(0.18	)%†	9%
SA Index Allocation 80/20 Portfolio Class 3
02/06/17#- 7/31/17@	10.00	(0.02)	0.72	0.70	—	—	—	10.70	7.00	26,555	0.43	†	(0.43	)†	9
SA Index Allocation 90/10 Portfolio Class 1
02/06/17#- 7/31/17@	10.00	(0.01)	0.81	0.80	—	—	—	10.80	8.00	190	0.18	†	(0.18	)†	8
SA Index Allocation 90/10 Portfolio Class 3
02/06/17#- 7/31/17@	10.00	(0.02)	0.81	0.79	—	—	—	10.79	7.90	74,439	0.43	†	(0.43	)†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	07/17†@	07/17†@
SA Index Allocation 80/20 Class 1	2.89%	(2.89)%
SA Index Allocation 80/20 Class 3	1.63	(1.63)
SA Index Allocation 90/10 Class 1	1.75	(1.75)
SA Index Allocation 90/10 Class 3	0.85	(0.85)

See Notes to Financial Statements

499

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Mid Cap Index Portfolio Class 1
02/06/17#- 7/31/17@	$10.00	$0.05	$0.42	$0.47	$—	$—	$—	$10.47	4.70%	$138,088	0.40	%†	1.15	%†	15%
SA Mid Cap Index Portfolio Class 3
02/06/17#- 7/31/17@	10.00	0.04	0.42	0.46	—	—	—	10.46	4.60	105	0.65	†	0.88	†	15
SA Small Cap Index Portfolio Class 1
02/06/17#- 7/31/17@	10.00	0.05	0.58	0.63	—	—	—	10.63	6.30	118,449	0.45	†	0.99	†	15
SA Small Cap Index Portfolio Class 3
02/06/17#- 7/31/17@	10.00	0.04	0.57	0.61	—	—	—	10.61	6.10	106	0.70	†	0.73	†	15

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	07/17†@	07/17†@
SA Mid Cap Index Class 1	0.49%	1.06%
SA Mid Cap Index Class 3	1.25	0.28
SA Small Cap Index Class 1	0.72	0.72
SA Small Cap Index Class 3	1.47	(0.03)

See Notes to Financial Statements

500

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

International Growth and Income Portfolio — Class 1
01/31/13	$8.09	$0.19	$1.29	$1.48	$(0.20)	$—	$(0.20)	$9.37	18.59%	$99,058	1.00	%(2)	2.21	%(2)	44%
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,655	0.96	(2)	1.68	(2)	46
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	(2)	2.97	(2)	53
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	(0.26)	8.72	(5.91)	192,684	0.94	(2)	1.78	(2)	31
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	(0.17)	9.36	9.34	193,538	0.94	(2)	2.12	(2)	24
7/31/17@	9.36	0.16	1.25	1.41	—	—	—	10.77	15.06	180,569	0.95	†(2)	3.25	†(2)	3

International Growth and Income Portfolio — Class 2
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(2)	2.20	(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(2)	1.77	(2)	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	(2)	3.22	(2)	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	(0.24)	8.75	(6.07)	5,928	1.08	(2)	1.70	(2)	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	(0.15)	9.41	9.34	5,764	1.09	(2)	1.98	(2)	24
7/31/17@	9.41	0.16	1.24	1.40	—	—	—	10.81	14.88	6,073	1.10	†(2)	3.15	†(2)	3

International Growth and Income Portfolio — Class 3
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(2)	2.07	(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(2)	1.73	(2)	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	(2)	3.10	(2)	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	(0.23)	8.73	(6.18)	142,252	1.18	(2)	1.59	(2)	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	(0.14)	9.38	9.14	141,664	1.19	(2)	1.87	(2)	24
7/31/17@	9.38	0.15	1.25	1.40	—	—	—	10.78	14.93	144,781	1.20	†(2)	3.05	†(2)	3

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	07/17(1)†@	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	7/17(1)†@
International Growth and Income Class 1	1.05%	1.01%	0.98%	0.99%	0.99%	1.00%	2.16%	1.63%	2.92%	1.73%	2.07%	3.20%
International Growth and Income Class 2	1.20	1.16	1.13	1.13	1.14	1.15	2.15	1.72	3.17	1.65	1.93	3.10
International Growth and Income Class 3	1.30	1.27	1.23	1.23	1.24	1.25	2.02	1.68	3.05	1.54	1.82	3.00

See Notes to Financial Statements

501

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Global Equities Portfolio — Class 1
01/31/13	$13.25	$0.16	$1.84	$2.00	$(0.11)	$—	$(0.11)	$15.14	15.13%	$158,581	1.01%		1.18%		78%
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86		1.03		107
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79		1.81		85
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76		1.39		60
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92
7/31/17@	19.58	0.20	1.85	2.05	—	—	—	21.63	10.47	501,526	0.76	†(2)	1.98	†(2)	54

Global Equities Portfolio — Class 2
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17		1.24		78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02		1.07		107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94		1.79		85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
7/31/17@	19.53	0.19	1.85	2.04	—	—	—	21.57	10.45	4,433	0.91	†(2)	1.82	†(2)	54

Global Equities Portfolio — Class 3
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26		1.11		78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12		0.93		107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04		1.66		85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
7/31/17@	19.44	0.18	1.83	2.01	—	—	—	21.45	10.34	37,299	1.01	†(2)	1.72	†(2)	54

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global Equities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Global Equities Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	7/17(1)†@	7/17(1)†@
Global Equities Class 1	0.76%	1.98%
Global Equities Class 2	0.91	1.82
Global Equities Class 3	1.01	1.72

See Notes to Financial Statements

502

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/13	$7.94	$0.15	$1.17	$1.32	$(0.08)	$—	$(0.08)	$9.18	16.79%	$56,475	1.01%		1.86%		27%
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(1)	2.31	(1)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	(0.20)	8.77	(5.81)	240,105	0.90	(1)	1.30	(1)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	(0.12)	9.07	4.73	303,787	0.89	(1)	1.80	(1)	33
7/31/17@	9.07	0.11	1.27	1.38	—	—	—	10.45	15.22	326,072	0.88	†(1)	2.23	†(1)	11

International Diversified Equities Portfolio Class 2
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(1)	2.20	(1)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	(0.18)	8.73	(5.91)	12,593	1.06	(1)	1.68	(1)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	(0.10)	9.03	4.55	10,917	1.04	(1)	1.87	(1)	33
7/31/17@	9.03	0.11	1.26	1.37	—	—	—	10.40	15.17	11,504	1.03	†(1)	2.15	†(1)	11

International Diversified Equities Portfolio Class 3
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(1)	2.07	(1)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	(0.17)	8.71	(6.01)	145,583	1.16	(1)	1.55	(1)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	(0.09)	9.01	4.47	148,419	1.14	(1)	1.69	(1)	33
7/31/17@	9.01	0.10	1.26	1.36	—	—	—	10.37	15.09	155,583	1.13	†(1)	2.04	†(1)	11

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16	1/17	7/17†@
International Diversified Equities Portfolio Class 1	0.00%	0.01%	0.00%	0.00%
International Diversified Equities Portfolio Class 2	0.00	0.01	0.00	0.00
International Diversified Equities Portfolio Class 3	0.00	0.01	0.00	0.00

See Notes to Financial Statements

503

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/13	$7.75	$0.07	$0.47	$0.54	$(0.04)	$—	$(0.04)	$8.25	7.07%	$101,973	1.28%		0.96%		178%
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19		1.65		51
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12		1.92		54
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	(0.12)	5.77	(19.68)	237,213	1.13		1.79		59
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	(0.14)	7.11	25.63	169,400	1.15		1.88		67
7/31/17@	7.11	0.12	1.41	1.53	—	—	—	8.64	21.52	191,568	1.12	†	2.99	†	24

Emerging Markets Portfolio Class 2
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44		0.93		178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34		1.53		51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27		1.78		54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	(0.11)	5.74	(19.70)	3,553	1.28		1.56		59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	(0.12)	7.08	25.42	3,676	1.30		1.46		67
7/31/17@	7.08	0.11	1.40	1.51	—	—	—	8.59	21.33	4,143	1.27	†	2.84	†	24

Emerging Markets Portfolio Class 3
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54		0.75		178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44		1.43		51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37		1.70		54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	(0.11)	5.69	(19.91)	129,174	1.38		1.47		59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	(0.11)	7.02	25.36	146,034	1.40		1.33		67
7/31/17@	7.02	0.10	1.40	1.50	—	—	—	8.52	21.37	158,740	1.37	†	2.72	†	24

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Emerging Markets Class 1	0.04%	0.00%	0.00%	0.00%	0.00%	0.00%
Emerging Markets Class 2	0.04	0.00	0.00	0.00	0.00	0.00
Emerging Markets Class 3	0.04	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	7/17(1)†@	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/17(1)	7/17(1)†@
Emerging Markets Class 1	1.29%	1.29%	1.20%	1.22%	1.24%	1.21%	0.95%	1.56%	1.83%	1.70%	1.79%	2.90%
Emerging Markets Class 2	1.44	1.44	1.35	1.37	1.40	1.36	0.93	1.44	1.69	1.48	1.36	2.75
Emerging Markets Class 3	1.54	1.54	1.45	1.47	1.50	1.46	0.75	1.33	1.61	1.39	1.23	2.62

See Notes to Financial Statements

504

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/31/13	$12.66	$0.20	$2.13	$2.33	$(0.25)	$—	$(0.25)	$14.74	18.65%	$70,386	0.88	%(1)	1.61	%(1)	16%
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87	(1)	1.28	(1)	17
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83	(1)	2.20	(1)	8
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	(0.35)	13.65	(11.01)	613,167	0.83	(1)	1.73	(1)	18
01/31/17	13.65	0.36	1.45	1.81	(0.28)	(0.28)	(0.56)	14.90	13.53	540,797	0.83	(1)	2.54	(1)	19
7/31/17@	14.90	0.23	1.64	1.87	—	—	—	16.77	12.55	503,590	0.83	†(1)	2.94	†(1)	7

Foreign Value Portfolio Class 2
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04	(1)	2.53	(1)	16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	(1)	1.60	(1)	17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98	(1)	2.79	(1)	8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	(0.32)	13.64	(11.13)	14,146	0.98	(1)	1.69	(1)	18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	(0.28)	(0.53)	14.89	13.31	13,310	0.98	(1)	2.25	(1)	19
7/31/17@	14.89	0.22	1.64	1.86	—	—	—	16.75	12.49	13,754	0.98	†(1)	2.82	†(1)	7

Foreign Value Portfolio Class 3
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14	(1)	2.37	(1)	16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	(1)	1.49	(1)	17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08	(1)	2.59	(1)	8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	(0.30)	13.60	(11.29)	506,615	1.08	(1)	1.56	(1)	18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	(0.28)	(0.52)	14.85	13.26	545,963	1.08	(1)	2.09	(1)	19
7/31/17@	14.85	0.21	1.64	1.85	—	—	—	16.70	12.46	556,425	1.08	†(1)	2.72	†(1)	7
SA International Index Portfolio Class 1
02/06/17#- 7/31/17@	10.00	0.18	0.95	1.13	—	—	—	11.13	11.30	274,958	0.52	†(2)	3.64	†(2)	5
SA International Index Portfolio Class 3
02/06/17#- 7/31/17@	10.00	0.16	0.96	1.12	—	—	—	11.12	11.20	111	0.77	†(2)	3.21	†(2)	5

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/13	1/14	1/15	1/16	1/17	7/17†@
Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	07/17†@	07/17†@
SA International Index Class 1 . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.66%	3.50%
SA International Index Class 3 . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.73	2.25

See Notes to Financial Statements

505

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2017 (unaudited)

At a meeting held on October 5, 2016 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved for an initial two-year term the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the SA Mid Cap Index Portfolio, the SA Small Cap Index Portfolio, the SA International Index Portfolio, the SA Fixed Income Index Portfolio, the SA Index Allocation 90/10 Portfolio, the SA Index Allocation 80/20 Portfolio and the SA Index Allocation 60/40 Portfolio, each a new series of the Trust (collectively, the “Portfolios”). In connection with its approval of the Advisory Agreement, the Board also approved Expense Limitation Agreements between SAAMCo and the Trust with respect to each Portfolio, to be effective from each Portfolio’s inception through April 30, 2018 (each, an “Expense Limitation Agreement” and together, the “Expense Limitation Agreements”). The Advisory Agreement and the Expense Limitation Agreements are referred to collectively as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Portfolios in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services to be provided by SAAMCo, including a review of other funds with similar investment strategies and objectives;

(3)	the size and structure of the investment advisory fee and any other material payments to be made to the Adviser and, in connection therewith, a review of the costs of services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Portfolios;

(4)	the expenses to be paid by each of the Portfolios, including their expected total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Portfolios might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the fee to be paid to the Adviser in light of the services to be provided by the Adviser. At the Meeting, in connection with the Board’s consideration of the renewal of the Advisory Agreement with respect to the Trust’s existing Portfolios (the “Trust Advisory Agreement”), the Board also reviewed extensive information from SAAMCo regarding its services provided to the Trust.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding each Portfolio’s proposed advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Expense Groups”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo with respect to accounts and mutual funds it manages that have comparable investment objectives and strategies to each of the Portfolios, as applicable.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo to the Trust and to be provided by SAAMCo to the Portfolios. In making its evaluation, the Board considered that SAAMCo will act as adviser for each Portfolio, manage the investment of the Portfolios’ assets, manage the daily business affairs of the Trust, and obtain and evaluate economic, statistical and financial information to formulate and implement the Portfolios’ investment policies, subject to the Trustees’ oversight and control.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

506

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2017 (unaudited) — (continued)

In addition, the Board considered the key personnel of SAAMCo that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who will be responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the Trust’s relationship with affiliated life insurance companies that will offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ proposed fees (actual or contractual management fees, non-management fees and 12b-1 fees, if applicable) and expense ratios compared against such fees and expense ratios of their Expense Groups for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees with respect to other mutual funds and accounts managed by SAAMCo with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo would be providing services at a cost that was competitive with other similar funds. The performance information was provided by management and included actual performance information with respect to comparable accounts managed by SAAMCo, as described in further detail below. On a quarterly basis, the Board will monitor and review various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance and performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management will make particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ proposed fees and expenses and similar fund performance, the Board considered information, including, but not limited to, the following expense and performance information provided by Broadridge and management in making its determinations.

•	SA Mid Cap Index Portfolio. The Board considered that both actual management fees and actual total expenses were above the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.40% for the Portfolio’s Class 1 shares and 0.65% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2018.

The Board further considered that the Portfolio’s investment objective will be to track the returns of the Standard & Poor’s MidCap 400® Index (the “Mid Cap Benchmark”) before expenses. The Board considered the performance of the VALIC Company I – Mid Cap Index Fund (the “VALIC Mid Cap Index Fund”), which is subadvised by SAAMCo and also tracks the Mid Cap Benchmark. The Board considered the difference between the VALIC Mid Cap Index Fund’s performance and the returns of the Mid Cap Benchmark, and noted that the VALIC Mid Cap Index Fund’s performance was comparable to its benchmark for the one-, three-, five- and ten-year periods ending July 31, 2016. The Board noted that the VALIC Mid Cap Index Fund was reviewed to demonstrate SAAMCo’s history of managing an index fund similar to the Portfolio, and reviewed relevant distinctions and differences and acknowledged that actual performance of the Portfolio may differ.

507

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2017 (unaudited) — (continued)

•	SA Small Cap Index Portfolio. The Board considered that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.45% for the Portfolio’s Class 1 shares and 0.70% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2018.

The Board further considered that the Portfolio’s investment objective will be to track the returns of the Russell 2000® Index (the “Small Cap Benchmark”) before expenses. The Board considered the performance of two similar accounts which are managed by SAAMCo and track the Small Cap Benchmark (together, the “Small Cap Similar Accounts”), including the SunAmerica Specialty Series – SunAmerica Small-Cap Fund (the “SA Small Cap Fund”), for which SAAMCo manages the portion of assets in the index sleeve, and the VALIC Company I – Small Cap Index Fund (the “VALIC Small Cap Index Fund”), which is subadvised by SAAMCo. The Board considered the difference between the SA Small Cap Fund’s performance and the returns of the Small Cap Benchmark and noted that the SA Small Cap Fund had outperformed the Small Cap Benchmark for the one-year period ending July 31, 2016 and underperformed for the year-to-date period, noting, however, that such performance information was for the SA Small Cap Fund as a whole and not specifically for the index sleeve managed by SAAMCo. The Board also considered the difference between the VALIC Small Cap Index Fund’s performance and the Small Cap Benchmark and noted that the VALIC Small Cap Index Fund’s performance was comparable to the Small Cap Benchmark for the one-, three-, five- and ten-year periods ending July 31, 2016. The Board noted that the Small Cap Similar Accounts were reviewed to demonstrate SAAMCo’s history of managing index funds similar to the Portfolio, and reviewed relevant distinctions and differences and acknowledged that actual performance of the Portfolio may differ.

•	SA International Index Portfolio. The Board considered that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.52% for the Portfolio’s Class 1 shares and 0.77% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2018.

The Board further considered that the Portfolio’s investment objective will be to track the returns of the MSCI EAFE Index (the “International Benchmark”) before expenses. The Board considered the performance of two similar accounts which are managed by SAAMCo and track the International Benchmark (together, the “International Similar Accounts”), including the Seasons Series Trust – International Equity Portfolio (the “SST International Fund”), for which SAAMCo serves as the investment adviser and oversees two subadvisers, and the VALIC Company I – International Equities Index Fund (the “VALIC International Index Fund”), which is subadvised by SAAMCo. The Board considered the difference between the SST International Fund’s performance and the International Benchmark, and noted that the SST International Fund had outperformed the International Benchmark for the one-year period ending July 31, 2016 and the year to date, noting, however, that such performance information was for the SST International Fund as a whole and not specifically for the index sleeve managed by SAAMCo. The Board also considered the difference between the VALIC International Index Fund’s performance and the International Benchmark, and noted that the VALIC International Index Fund’s performance was comparable to the International Benchmark. The Board noted that the International Similar Accounts were reviewed to demonstrate SAAMCo’s history of managing index funds similar to the Portfolio, and reviewed relevant distinctions and differences and acknowledged that actual performance of the Portfolio may differ.

•	SA Fixed Income Index Portfolio. The Board considered that actual management fees were at and actual total expenses were above the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.34% for the Portfolio’s Class 1 shares and 0.59% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2018.

The Board considered that the Portfolio’s investment objective will be to track the returns of the Bloomberg Barclays Government/Credit Index (the “Fixed Income Benchmark”) and reviewed the characteristics of the Fixed Income Benchmark. The Board noted SAAMCo’s history and experience in managing other index funds, and considered the process and challenges of tracking the returns of a benchmark comprised of fixed income securities.

•	SA Index Allocation 90/10 Portfolio. The Board considered that actual management fees were above and actual total expenses were below the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.18% for the Portfolio’s Class 1 shares and 0.43% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2018.

508

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2017 (unaudited) — (continued)

The Board considered that the Portfolio would be structured as a fund of funds, investing primarily in five single-strategy index funds, including the Portfolios and the SAST Equity Index Portfolio, which, the Board noted, would be re-named the SA Large Cap Index Portfolio (together with the Portfolios, the “Index Portfolios”). The Board further considered that the performance of the Portfolio would largely depend on the performance of those underlying Index Portfolios.

•	SA Index Allocation 80/20 Portfolio. The Board considered that actual management fees were above and actual total expenses were below the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.18% for the Portfolio’s Class 1 shares and 0.43% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2018.

The Board considered that the Portfolio would be structured as a fund of funds, investing primarily in the Index Portfolios. The Board further considered that the performance of the Portfolio would largely depend on the performance of those underlying Index Portfolios.

•	SA Index Allocation 60/40 Portfolio. The Board considered that actual management fees were above and actual total expenses were below the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.18% for the Portfolio’s Class 1 shares and 0.43% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2018.

The Board considered that the Portfolio would be structured as a fund of funds, investing primarily in the Index Portfolios. The Board further considered that the performance of the Portfolio would largely depend on the performance of those underlying Index Portfolios.

The Board also noted that expense and performance information as a whole was useful in assessing whether SAAMCo would provide services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs to be incurred by SAAMCo in connection with rendering investment advisory services to the Portfolios should be inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits to be derived as a result of providing advisory services to the Portfolios should be minimal and not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo.

In addition, the Board considered that, since shares are offered as investment options through the Variable Contracts, the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact a Life Company’s ability to hedge and hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

509

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2017 (unaudited) — (continued)

Profitability and Economies of Scale.

The Board noted that the information provided by management did not address economies of scale or the profitability of SAAMCo and its affiliates with respect to their relationship with the Portfolios, because the Portfolios have not yet commenced operations and the Advisory Contracts are not yet in effect. The Board noted that it had received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s existing Portfolios in connection with its consideration of the renewal of the Trust Advisory Agreement. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trusts. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) will provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board noted that it had determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Trust Advisory Agreement. The Board also considered that SAAMCo has proposed contractual expense caps with respect to each Portfolio, which was noted earlier in the discussion of fees. It was also noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board concluded that any potential economies of scale would be shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities to be undertaken by SAAMCo as discussed above. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and will be in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

510

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions has been expressed thereon.

511

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRESORTED BOUND PRINTED MATTER U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.14 (9/17)

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 6, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 6, 2017